Registration No. 333-17663
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 8 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
        (Exact Name of Trust)                       the United States
     THE EQUITABLE LIFE ASSURANCE             1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES              New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
        New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

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              Telephone Number, Including Area Code: (212) 554-1234

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                  Please send copies of all communications to:

      BETH N. LOWSON, ESQ.                        with a copy to:
            Counsel                            Thomas C. Lauerman, Esq.
   The Equitable Life Assurance            Freedman, Levy, Kroll & Simonds
   Society of the United States       1050 Connecticut Avenue, N.W., Suite 825
   1290 Avenue of the Americas                 Washington, D.C. 20036
     New York, New York 10104


                    ----------------------------------------


      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):



_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 2000) pursuant to paragraph (b) of Rule 485


_____ 60 days after filing pursuant to paragraph (a) of Rule 485


_____ on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post-Effective Amendment No. 8 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the Incentive Life Prospectuses, dated May 1, 2000, for use in the retail, wholesale and Merrill Lynch/First Union wholesale distribution channels and the Incentive Life Plus Prospectus, dated May 1, 2000, for use in the retail distribution channel. The Prospectuses contain audited year-end Financial Statements for Equitable Life and for its Separate Account FP, and other updating information. The Amendment also contains the updating Separate Account FP supplements and other supplements relating to Incentive Life and Incentive Life Plus variable life insurance policies.

INCENTIVE LIFE(SM)
A FLEXIBLE PREMIUM VARIABLE LIFE
INSURANCE POLICY


PROSPECTUS DATED MAY 1, 2000


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. ALSO, AT THE END OF THIS PROSPECTUS YOU WILL FIND ATTACHED THE PROSPECTUS FOR EQ ADVISORS TRUST, WHICH CONTAINS IMPORTANT INFORMATION ABOUT ITS PORTFOLIOS.


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This prospectus describes many aspects of an Incentive Life policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.

WHAT IS INCENTIVE LIFE?


Incentive Life is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


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 VARIABLE INVESTMENT OPTIONS
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 FIXED INCOME
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 o Alliance High Yield                o Alliance Money Market
 o Alliance Intermediate              o Alliance Quality Bond
   Government Securities
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 DOMESTIC STOCKS
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 o EQ/Aggressive Stock(1)             o EQ/Evergreen
 o Alliance Common Stock              o MFS Emerging Growth
 o Alliance Equity Index                Companies
 o Alliance Growth and Income         o MFS Growth with Income
 o EQ/Alliance Premier Growth         o MFS Research
 o Alliance Small Cap Growth          o Mercury Basic Value Equity(3)
 o EQ/Alliance Technology(2)          o EQ/Putnam Growth & Income
 o Capital Guardian Research            Value
 o Capital Guardian U.S. Equity       o T. Rowe Price Equity Income
                                      o Warburg Pincus Small Company
                                        Value
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 INTERNATIONAL STOCKS
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 o Alliance Global                    o Morgan Stanley Emerging
 o Alliance International               Markets Equity
                                      o T. Rowe Price International
                                        Stock
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 BALANCED/HYBRID
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 o Alliance Conservative Investors    o Mercury World Strategy(5)
 o Alliance Growth Investors          o EQ/Putnam Balanced
 o EQ/Balanced(4)
 o EQ/Evergreen Foundation
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 (1)   Formerly named "Alliance Aggressive Stock"

 (2) Anticipated to become available on or about May 22, 2000. This option may not be available in California.

 (3)   Formerly named "Merrill Lynch Basic Value Equity"

 (4)   Formerly named "Alliance Balanced"

 (5)   Formerly named "Merrill Lynch World Strategy"


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, a mutual fund. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) add or delete certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life or another policy may not be to your advantage.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                         72041 R

2  CONTENTS OF THIS PROSPECTUS
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Contents of This Prospectus
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INCENTIVE LIFE
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What is Incentive Life?                                                    Cover
Who is Equitable Life?                                                         4
How to reach us                                                                5
Charges and expenses you will pay                                              7
Risks you should consider                                                     11

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1  POLICY FEATURES AND BENEFITS                                               12
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How you can pay for and contribute to your policy                             12
The minimum amount of premiums you must pay                                   12
You can guarantee that your policy will not terminate before a certain date   13
You can elect a "paid up" death benefit guarantee                             14
Investment options within your policy                                         15
About your life insurance benefit                                             16
You can increase or decrease your insurance coverage                          18
Other benefits you can add by rider                                           19
Your options for receiving policy proceeds                                    19
Your right to cancel within a certain number of days                          20
Variations among Incentive Life policies                                      20
Other Equitable Life policies                                                 20

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2  DETERMINING YOUR POLICY'S VALUE                                            21
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Your account value                                                            21

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3  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                       22
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Transfers you can make                                                        22
Telephone and EQAccess transfers                                              22
Our dollar cost averaging service                                             22
Our asset rebalancing service                                                 23
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"We," "our" and "us" refer to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

We do not offer Incentive Life in all states. This prospectus does not offer Incentive Life anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.

3  CONTENTS OF THIS PROSPECTUS
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4  ACCESSING YOUR MONEY                                                       24
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Borrowing from your policy                                                    24
Making withdrawals from your policy                                           25
Surrendering your policy for its net cash surrender value                     26
Your option to receive a living benefit                                       26

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5  TAX INFORMATION                                                            27
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Basic tax treatment for you and your beneficiary                              27
Tax treatment of distributions to you                                         27
Tax treatment of living benefit proceeds                                      29
Effect of policy on interest deductions taken by business entities            29
Requirement that we diversify investments                                     29
Estate, gift, and generation-skipping taxes                                   30
Pension and profit-sharing plans                                              30
Other employee benefit programs                                               30
ERISA                                                                         30
Our taxes                                                                     30
When we withhold taxes from distributions                                     31
Possibility of future tax changes                                             31

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6  MORE INFORMATION ABOUT PROCEDURES
   THAT APPLY TO YOUR POLICY                                                  32
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Ways to make premium and loan payments                                        32
Requirements for surrender requests                                           32
Ways we pay policy proceeds                                                   32
Assigning your policy                                                         32
Dates and prices at which policy events occur                                 32
Policy issuance                                                               34
Gender-neutral policies                                                       34

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7  MORE INFORMATION ABOUT OTHER MATTERS                                       36
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Your voting privileges                                                        36
About our Separate Account FP                                                 36
About our general account                                                     37
You can change your policy's insured person                                   37
Transfers of your account value                                               37
Telephone and EQAccess requests                                               38
Deducting policy charges                                                      38
Customer loyalty credit                                                       39
Suicide and certain misstatements                                             40
When we pay policy proceeds                                                   40
Changes we can make                                                           40
Reports we will send you                                                      41
Legal proceedings                                                             41
Illustrations of policy benefits                                              41
SEC registration statement                                                    41
How we market the policies                                                    41
Insurance regulation that applies to Equitable Life                           42
Directors and principal officers                                              43

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8  FINANCIAL STATEMENTS OF SEPARATE
   ACCOUNT FP AND EQUITABLE LIFE                                              51
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Separate Account FP financial statements                                   FSA-1
Equitable Life financial statements                                          F-1

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APPENDICES
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I   -- Investment performance record                                        AA-1
II  -- Our data on market performance                                       BB-1
III -- An index of key words and phrases                                    CC-1

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EQ ADVISORS TRUST PROSPECTUS (follows after page CC-1 of this prospectus, but is not a part of this prospectus)
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4  WHO IS EQUITABLE LIFE?
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Who is Equitable Life?
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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

5  WHO IS EQUITABLE LIFE?
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HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us


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BY MAIL:
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at the Post Office Box for our Administrative Office:
P.O. Box 1047
Charlotte, North Carolina 28201-1047

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BY EXPRESS DELIVERY ONLY:
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at the Street Address for our Administrative Office:
Equitable Life--National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277

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BY TOLL-FREE PHONE:
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1-888-855-5100 (automated system available 22 hours a day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time)

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BY E-MAIL:
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life-service@equitable.com

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BY FAX:
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1-704-540-9714

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BY INTERNET:
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Our Web site (www.equitable.com) can also provide information; some of the forms listed below are available for you to print out through our Web site by clicking on "Contact Us." You can also access your policy information through our Web site by enrolling in EQAccess.
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We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3)  request for asset rebalancing; and

(4)  designation of new policy owner(s).


We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  address changes;

(c)  beneficiary changes;

(d)  transfers between investment options; and

(e)  changes in allocation percentages for premiums and deductions.


You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our

6  WHO IS EQUITABLE LIFE?
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procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

We reserve the right to limit access to telephone, Internet or fax services if we determine that you are engaged in a market timing strategy. See "Transfer of your account value -- Market timing" later in this prospectus.

7  CHARGES AND EXPENSES YOU WILL PAY
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Charges and Expenses You Will Pay
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TABLE OF POLICY CHARGES


This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus.



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CHARGES WE DEDUCT FROM      Premium charge                      (a) 6% of each premium payment you make up to a certain
AMOUNTS YOU CONTRIBUTE                                          amount(1) and (b) 3% of each premium payment thereafter
TO YOUR POLICY:                                                 (which we may increase up to 6%)(2)
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CHARGES WE DEDUCT FROM      Administrative charge(3)            (i) For adults (age 18 and older), $20 in each of your
YOUR POLICY'S VALUE EACH                                        policy's first 12 months; or, for children, $10 in each of
MONTH:                                                          your policy's first 24 months and (ii) for everyone, $7 in each subsequent month (which we may increase up
                                                                to $10)
                            -------------------------------------------------------------------------------------------------
                            Cost of insurance charges(3) and    Amount varies depending on the specifics of your policy(4)
                            Optional rider charges
                            -------------------------------------------------------------------------------------------------
                            Charge if you have elected our      $.02 for each $1,000 of your policy's face amount at the
                            optional enhanced death             time the charge is deducted(5)
                            benefit guarantee
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CHARGES WE DEDUCT FROM      Mortality and expense               .60% (effective annual rate) of the value you have in our
YOUR POLICY'S VARIABLE      risk charge                         variable investment options (we may increase this rate up
INVESTMENT PERFORMANCE                                          to .90%)(6)
EACH DAY:
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CHARGES WE DEDUCT FROM      Surrender (turning in) of your      A surrender charge that will not exceed the amount set
YOUR ACCOUNT VALUE AT THE   policy during its first 15 years    forth in your policy(7) (we will also deduct the remaining
TIME OF THE TRANSACTION:                                        amount of surrender charge associated with any face
                                                                amount increase, as discussed immediately below)
                            -------------------------------------------------------------------------------------------------
                            Surrender of your policy during     An amount of surrender charge that we will compute on
                            the first 15 years after you have   essentially the same basis as if each such face amount
                            requested an increase in your       increase had been a separate, newly-issued Incentive Life
                            policy's face amount                policy(8)
                            -------------------------------------------------------------------------------------------------
                            Requested decrease in your          A pro rata portion of the full surrender charge that would
                            policy's face amount                apply to a surrender at the time of the decrease
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8  CHARGES AND EXPENSES YOU WILL PAY
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(1) Up to an amount equal to ten "target premiums." The "target premium" is actuarially determined for each policy, based on that policy's characteristics.

(2) The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates of these and any other charges, based on various assumptions. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses.

(3)  Not applicable after the insured person reaches age 100.


(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.


(5) The "face amount" is the basic amount of insurance coverage under your policy.

(6)  This charge does not apply to amounts in our guaranteed interest option.

(7) Beginning in your policy's ninth year, this amount declines at a constant rate each month until no surrender charge applies to surrender made after the policy's 15th year. The initial amount of surrender charge depends on each policy's specific characteristics. For any policy, the lowest initial surrender charge per $1,000 of initial face amount would be $2.91, and the highest initial surrender charge per $1,000 of initial face amount would be $12.99.

(8) This additional surrender charge, however, applies only to the amount (if any) by which the increase causes the face amount to exceed its highest previous amount. For these purposes, we disregard any face amount changes that we make automatically as a result of any change in your death benefit option.

9  CHARGES AND EXPENSES YOU WILL PAY
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YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:


This table shows the fees and expenses paid by each Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.



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                                                                        1999 FEES AND EXPENSES
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                                                                                  TOTAL         FEE WAIVERS   NET TOTAL
                                         MANAGEMENT                    OTHER     ANNUAL      AND/OR EXPENSE      ANNUAL
                                             FEE(1)  12b-1 FEE   EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)    EXPENSES
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EQ/Aggressive Stock                           0.60%      0.25%         0.04%      0.89%          --            0.89%
EQ/Balanced                                   0.57%      0.25%         0.05%      0.87%          --            0.87%
Alliance Common Stock                         0.46%      0.25%         0.04%      0.75%          --            0.75%
Alliance Conservative Investors               0.60%      0.25%         0.07%      0.92%          --            0.92%
Alliance Equity Index                         0.25%      0.25%         0.05%      0.55%          --            0.55%
Alliance Global                               0.73%      0.25%         0.09%      1.07%          --            1.07%
Alliance Growth & Income                      0.59%      0.25%         0.05%      0.89%          --            0.89%
Alliance Growth Investors                     0.57%      0.25%         0.05%      0.87%          --            0.87%
Alliance High Yield                           0.60%      0.25%         0.05%      0.90%          --            0.90%
Alliance Intermediate Government Securities   0.50%      0.25%         0.07%      0.82%          --            0.82%
Alliance International                        0.85%      0.25%         0.20%      1.30%          --            1.30%
Alliance Money Market                         0.34%      0.25%         0.05%      0.64%          --            0.64%
EQ/Alliance Premier Growth(4)                 0.90%      0.25%         0.23%      1.38%       0.23%            1.15%
Alliance Quality Bond                         0.53%      0.25%         0.05%      0.83%         --             0.83%
Alliance Small Cap Growth(5)                  0.75%      0.25%         0.07%      1.07%         --             1.07%
EQ/Alliance Technology(6)                     0.90%      0.25%         0.10%      1.25%       0.10%            1.15%
Capital Guardian Research(4)                  0.65%      0.25%         0.47%      1.37%       0.42%            0.95%
Capital Guardian U.S. Equity(4)               0.65%      0.25%         0.34%      1.24%       0.29%            0.95%
EQ/Evergreen                                  0.65%      0.25%         1.87%      2.77%       1.82%            0.95%
EQ/Evergreen Foundation                       0.60%      0.25%         1.07%      1.92%       0.97%            0.95%
Mercury Basic Value Equity                    0.60%      0.25%         0.17%      1.02%       0.07%            0.95%
Mercury World Strategy                        0.70%      0.25%         0.46%      1.41%       0.21%            1.20%
MFS Emerging Growth Companies                 0.65%      0.25%         0.17%      1.07%       0.07%            1.00%
MFS Growth with Income                        0.60%      0.25%         0.37%      1.22%       0.27%            0.95%
MFS Research                                  0.65%      0.25%         0.17%      1.07%       0.12%            0.95%
Morgan Stanley Emerging Markets Equity        1.15%      0.25%         1.00%      2.40%       0.65%            1.75%
EQ/Putnam Balanced                            0.60%      0.25%         0.28%      1.13%       0.23%            0.90%
EQ/Putnam Growth & Income Value               0.60%      0.25%         0.16%      1.01%       0.06%            0.95%
T. Rowe Price Equity Income                   0.60%      0.25%         0.21%      1.06%       0.11%            0.95%
T. Rowe Price International Stock             0.85%      0.25%         0.30%      1.40%       0.15%            1.25%
Warburg Pincus Small Company Value            0.75%      0.25%         0.24%      1.24%       0.14%            1.10%
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10  CHARGES AND EXPENSES YOU WILL PAY
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(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen Portfolio reflects a decrease effective on May 1, 2000.

(4) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for the Portfolios have been estimated.

(5) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(6) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

11  RISKS YOU SHOULD CONSIDER
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HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES


We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" below); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) make a charge of up to $25 for each transfer among investment options that you make.


Any changes that we make in our current charges or charge rates will be by class of insured person and will be based on changes in future expectations about such factors as investment earnings, mortality experience, the length of time policies will remain in effect, premium payments, expenses and taxes. Any changes in charges may apply to then outstanding policies, as well as to new policies, but we will not raise any charges above any maximums discussed in this prospectus and shown in your policy.

RISKS YOU SHOULD CONSIDER

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

12  POLICY FEATURES AND BENEFITS
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1
Policy features and benefits
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HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY
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PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.


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You can generally pay premiums at such times and in such amounts as you like, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" below. We may return any premium payments that would exceed those limits to you.


You can ask your financial professional to provide you with an illustration of policy benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.


If at any time when your policy's account value is high enough that the alternative death benefit discussed below would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. Rather, you need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee (see "You can guarantee that your policy will not terminate before a certain date" below) or


o you have elected the "paid up" death benefit guarantee and it remains in effect (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" below.)


We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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Your policy will terminate if you don't either (i) pay enough premiums to pay the charges we deduct or (ii) maintain in effect one or more of our other guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," below.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can guarantee that your policy will not terminate for a number of years by paying at least certain amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                       or

(2) a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee").


In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and you must not have any outstanding policy loans. In this connection, maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.


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In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not terminate for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
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GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned above) and provided that the period of the corresponding guarantee has not expired.


When we calculate the cumulative amount of guarantee premiums due for the two above-listed guarantee options, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is purely for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial

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withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).


ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.


While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a) If you have always chosen death benefit Option A, for the life of the insured person; or

(b) If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the date the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced guarantee premium will be set forth on page 3 of your policy.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced guarantee premiums due to date. (In this comparison, unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.)


If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.


GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantees discussed above is set forth in your policy if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, you make policy changes that increase or decrease the face amount of the policy or a rider, add or eliminate a rider, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

We will not bill you separately for guarantee premiums. If you want to be billed, therefore, you must select a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you wish your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up death benefit guarantee" at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your policy's face amount (see below). Thereafter, your policy will not lapse and the

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death benefit will never be less than the face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, any outstanding policy loans and accrued loan interest, together with any then applicable surrender charge, exceed your policy's account value or if (ii) you request us to terminate the election.


In order to elect the paid up death benefit guarantee:


o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below),


o    you must terminate any riders to your policy that carry additional charges,

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification, and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.


The paid up death benefit guarantee may not be available in all states.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the calculation under clause (b) above would be lower the longer your policy is outstanding.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). See "Charges and expenses you will pay" above.


OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.


Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" below), except that:


o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.


Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" below. You should consult your tax advisor before making this election.


INVESTMENT OPTIONS WITHIN YOUR POLICY


We will initially put all amounts which your have allocated to variable investment options into our Alliance Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The

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allocation percentages that you specify must always be in whole numbers and total exactly 100%.


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You can choose among variable investment options
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. The advisors who make the investment decisions for each Portfolio are as follows:

o Alliance Capital Management L.P. (for each "Alliance" or "EQ/Alliance" option; also, jointly advises EQ/Aggressive Stock and EQ/Balanced)

o Capital Guardian Trust Company (for the "Capital Guardian" options; also, jointly advises EQ/Balanced)


o    Evergreen Asset Management Corp. (for the "EQ/Evergreen" options)


o    Jennison Associates LLC (jointly advises EQ/Balanced)

o Massachusetts Financial Services Company (for the "MFS" options; also, jointly advises EQ/Aggressive Stock)

o    Mercury Asset Management US (for both "Mercury" options)


o    Morgan Stanley Asset Management Inc. (for the "Morgan Stanley" option)


o    Prudential Investments Fund Management LLC (jointly advises EQ/Balanced)


o    Putnam Investment Management, Inc. (for both "EQ/Putnam" options)

o T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. (for both "T. Rowe Price" options)

o    Warburg Pincus Asset Management, Inc. (for the "Warburg Pincus" option)


Each Portfolio is a part of EQ Advisors Trust. Equitable Life serves as investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the above-listed advisors with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.) You will find other important information about each Portfolio in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.


GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account".)

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We will pay at least 3% annual interest on our guaranteed interest option.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the policy. $50,000 is the smallest amount of coverage you can request.

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If the insured person dies, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                       or

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.


Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" below.)


Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.
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AGE*    40          45        50          55        60        65
          AND UNDER
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  %      250%        215%      185%        150%      130%      120%
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          70        75-95     99-OVER
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  %      115%        105%      101%
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* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.


We will reduce the death benefit proceeds by the amount of any remaining policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefit rider. We reduce it by the amount of the living benefit payment plus interest. See "Your option to receive a living benefit" below.



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You can request a change in your death benefit option any time after the second year of the policy.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your policy's face

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amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit discussed above would be in effect at the time of the change, we will determine the new face amount somewhat differently from the general procedures described above.


We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" below, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE


If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.


We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81. The following additional conditions also apply:


FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.


In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate Incentive Life policy with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.


FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.


If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy.

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We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time of the decrease in order to decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o    disability waiver benefits

o ten-year term insurance on the insured person or an additional insured person

o    accidental death benefit

o    option to purchase additional insurance

o    children's term insurance

o    cost-of-living rider

Equitable Life or your financial professional can provide you with more information about these riders. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.

The cost-of-living rider provides for scheduled automatic face amount increases that, within limits, reflect increases in the Consumer Price Index. These automatic face amount increases will result in a prospective increase in your guarantee premiums and an additional surrender charge, in the same manner as would any other face amount increase you request.


See also "Tax information" below for certain possible tax consequences of face amount increases or adding or deleting riders.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS


BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.


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You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the

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beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," below. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

VARIATIONS AMONG INCENTIVE LIFE POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Incentive Life where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.


OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.

21  DETERMINING YOUR POLICY'S VALUE
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DETERMINING YOUR POLICY'S VALUE
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YOUR ACCOUNT VALUE


As set forth above, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" below. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Charges and expenses you will pay."


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Your account value will be credited with the same returns as are achieved by the Portfolios (or guaranteed interest option) that you select, but will also be reduced by the amount of charges we deduct under the policy.
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YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.


The value of each unit will increase or decrease each day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" above). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit (these restricted amounts may be referred to in your policy as "liened policy amounts"). See "Your option to receive a living benefit" below. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned above does not apply to our guaranteed interest option.


Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described above for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

22  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS
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3
Transferring your money among our investment options
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TRANSFERS YOU CAN MAKE


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You can transfer among our variable investment options and into our guaranteed interest option.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).


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Transfers out of our guaranteed interest option are more limited.
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RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum transfer from our guaranteed interest option is the greater of (a) 25% of your then current balance in that option (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.


TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed investment option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.

TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:


o if you are both the policy's insured person and its owner, by calling 1-888-855-5100 (toll free) from a touch tone phone; or


o if you are not both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. By the end of 2000, we anticipate that you will be able to make transfers over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transfers apply to EQAccess transfers.

MARKET TIMING. We reserve the right to limit your access to telephone or EQAccess transfers if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.


OUR DOLLAR COST AVERAGING SERVICE


We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term.

23  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS
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Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
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Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


OUR ASSET REBALANCING SERVICE


You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).


You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

24  ACCESSING YOUR MONEY
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4
Accessing your money
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BORROWING FROM YOUR POLICY


You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefit payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.


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You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:


o    you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o    we do not count the collateral when we compute our customer loyalty credit;
     and

o    the collateral is not available to pay policy charges.


When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already outstanding (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life policies in 1999 the interest rate differential has not yet been eliminated under any outstanding policies.


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully

25  ACCESSING YOUR MONEY
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repaid) we contribute that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.


PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

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You can withdraw all or part of your policy's net cash surrender value, although you may incur charges and tax consequences by doing so.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.


The result is different, however, during any time when the alternative death benefit (discussed above) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. Please also remember that a partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

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A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE


You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" above.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefit rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefit rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies.

When we pay a living benefit we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest you earn thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value, and we do not count it in computing any customer loyalty credit. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay. (In your policy, we refer to this as a "lien" we establish against your policy.)

The receipt of a living benefit payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefit payment may affect your eligibility for certain government benefits or entitlements.

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You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
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Tax information
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This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" below.


TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

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In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" below.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the

29  TAX INFORMATION
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policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFIT PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefit rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material increase in face amount that you request, or other material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences

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would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $675,000 (a figure that is scheduled to rise at periodic intervals to $1 million by the year 2006). For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $10,000 or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

PENSION AND PROFIT-SHARING PLANS


There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The separate account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes

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incurred; for example, a charge to the separate account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change of interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such Portfolio shares would be included in your gross income for federal income tax purposes. Under current law, however, we believe that Equitable Life, and not the owner of a policy, would be considered the owner of the Portfolio shares.

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More information about procedures that apply to your policy
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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if it is made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. You should consult your tax advisor prior to making a transfer or other assignment.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

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DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Every day that the New York Stock Exchange is open for regular trading is a business day for us. Each business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o    loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o    withdrawals

o    tax withholding elections

o    face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o    surrenders

o    changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o    changes in form of death benefit payment

o    loans

o    transfers among variable investment options

o    assignments

o    termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o    changes in face amount

o    election of paid up death benefit guarantee

o    changes in death benefit option

o    changes of insured person

o    termination of enhanced death benefit guarantee

o    restoration of terminated policies


DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.


DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or

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any transfer, for the same reasons stated in "Delay of variable investment option proceeds" below. We may also delay such transactions for any other legally permitted purpose.


PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you in our Alliance Money Market option (prior to the Allocation
Date). Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.


NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to

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be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life policy.

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YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trust). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life and other policies that Separate Account FP supports.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life invests solely in class IB shares issued by the corresponding Portfolio of EQ Advisors Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

The EQ Advisors Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of this. However, the Board of Trustees of EQ Advisors Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trust's Portfolios is so large as to

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materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Incentive Life policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct and prospective guarantee premiums will be based on the new insured person's insurance risk characteristics. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.


Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" above. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.


Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual

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fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described above under "Telephone and EQAccess transfers."


Also, if you are both the owner and the insured person under your policy, you may call 1-888-855-5100 (toll free) from a touch tone phone to make the following additional types of requests:

o    policy loans


o changes of premium allocation percentages (anticipated to be available through EQAccess by the end of 2000)


o    changes of address


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" above).

Any telephone or Internet transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit

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that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

As a general rule, the cost of insurance rate increases each year that you own your policy. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life policies are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except in Montana and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

We offer lower rates for non-tobacco users only if they are at least age 18. You may ask us to review a younger insured person's tobacco habits following the policy anniversary on which such person is age 18.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been outstanding for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans or for a living benefit payment). The percentage credit is currently at an annual rate of .60% beginning in the policy's seventh year. This credit is not guaranteed, however. Because we first offered Incentive Life in 1999, no credit has yet been attained under any outstanding policy.

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SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS


GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.


DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.


If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, EQ Advisors Trust.

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If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

REPORTS WE WILL SEND YOU


Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.


LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

ILLUSTRATIONS OF POLICY BENEFITS


In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured person under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).

HOW WE MARKET THE POLICIES


We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life. The Investment Company Act of 1940, therefore, classifies AXA Advisors as the "principal underwriter" of those policies and contracts. AXA Advisors also serves as a principal underwriter of EQ Advisors Trust and, prior to September 1999, AXA Advisors' predecessor was the manager of EQ Advisors Trust. AXA Advisors' address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. In 1998 and 1999, AXA Advisors was paid a fee of $325,380, annually, for its services as principal underwriter of our policies.


We sell Incentive Life through financial professionals who are licensed insurance agents and are also registered representatives of AXA Advisors. The financial professional who sells you this policy receives sales commissions from Equitable Life. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agents will receive maximum commissions of: 50% of the amount of the target premium you pay in your policy's first year, plus 4% of all other premiums paid in your policy's first year; plus 4% of

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the amount of the premium you pay in the second through tenth years; plus 3% of all other premiums you pay in subsequent years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agent may be required to return to us any commissions on premiums that we have refunded to a policyowner.

We also sell the policies through financial professionals who are licensed independent insurance brokers and are also registered representatives either of AXA Advisors or of another SEC registered broker-dealer. The commissions for independent brokers will be no more than those for agents. The commissions will be paid through the registered broker-dealer and may be subject to our above-noted return policy if premiums are refunded.

INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE


We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.




43  DIRECTORS AND PRINCIPAL OFFICERS
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DIRECTORS AND PRINCIPAL OFFICERS
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Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS

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NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
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FRANCOISE COLLOC'H
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AXA                                    Director of Equitable Life (since July 1992). Member of the AXA Management Board
23 Avenue Matignon                     and Group Executive President, Human Resources, Communication and Synergies of
75008 Paris, France                    AXA (since January 2000). Prior thereto, Senior Executive Vice President, AXA
                                       (1993-2000). Director or officer of various subsidiaries and affiliates of the AXA
                                       Group.
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HENRI DE CASTRIES
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AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
23 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Vice
75008 Paris, France                    Chairman of AXA's Management Board (since January 2000). Prior thereto, Senior
                                       Executive Vice President, Financial Services and Life Insurance Activities in the United
                                       States, Germany, the United Kingdom and Benelux (1996 to 2000); Executive Vice
                                       President, Financial Services and Life Insurance Activities (1993 to 1996) of AXA.
                                       Director or officer of various subsidiaries and affiliates of the AXA Group. Director of
                                       DLJ and Alliance Capital Management Corporation, the general partner of Alliance
                                       Holding and Alliance.
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JOSEPH L. DIONNE
-----------------------------------------------------------------------------------------------------------------------------------
The McGraw-Hill Companies              Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
1221 Avenue of the Americas            Companies (since January 2000); prior thereto, Chairman (April 1988 to January
New York, NY 10020                     2000) and Chief Executive Officer (April 1983 to April 1998). Director of The
                                       McGraw-Hill Companies, Harris Corporation and Ryder System, Inc. Director of AXA
                                       Financial, Inc. (since May, 1992).
-----------------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
-----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
23, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since
75008 Paris, France                    January, 2000). Director, Alliance (since February 1996) and Donaldson Lufkin &
                                       Jenrette ("DLJ") (since February 1997).
-----------------------------------------------------------------------------------------------------------------------------------
JEAN-RENE FOURTOU
-----------------------------------------------------------------------------------------------------------------------------------
Rhone-Poulenc S.A.                     Director of Equitable Life (since July 1992). Vice Chairman of the Management Board
25, Quai Paul Doumer                   of Aventis (since December 1999). Prior thereto, Chairman and Chief Executive
92408 Courbevoie Cedex                 Officer of Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory
France                                 Board of AXA. Director of Schneider S.A., Paribas, and Groupe Pernod-Ricard.
                                       Member of the Consulting Council of Banque de France. Director, AXA Financial
                                       (since July, 1992).
-----------------------------------------------------------------------------------------------------------------------------------


44  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
-----------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana           Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                     Louisiana; Director, First National Bank of Commerce, New Orleans, LA, Piccadilly
New Orleans, LA 70125                    Cafeterias, Inc., and Entergy Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
-----------------------------------------------------------------------------------------------------------------------------------
LeBouef, Lamb, Greene & MacRae, L.L.P.   Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene &
125 West 55th Street                     MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm (1965 to 1999).
New York, NY 10019-4513                  Director of AXA Financial (since May 1992).
-----------------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
-----------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                      Director of Equitable Life (since August 1987). Currently a Director and retired
Melbourne, FL 32919                      Chairman and Chief Executive Officer of Harris Corporation (retired July 1995);
                                         previously held other officerships with Harris Corporation. Director of AXA Financial
                                         (since May 1992); Director of the McGraw Hill Companies.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
-----------------------------------------------------------------------------------------------------------------------------------
SBC Warburg Dillon Read LLC              Director of Equitable Life (since July 1992); Director of AXA Financial (since July
535 Madison Avenue                       1992); Director, Senior Advisor of Warburg Dillon Read LLC (since 1999); Prior
New York, NY 10022                       thereto, Managing Director and member of its Board of Directors (1975-1999);
                                         Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998); Director, Pall
                                         Corporation (since November 1998).
-----------------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
-----------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                                Director of Equitable Life (since December 1996). Corporate Vice President, Core
International Plaza                      Business Development of Bestfoods (since June 1999). Prior thereto, President,
700 Sylvan Avenue                        Bestfoods Grocery and Vice President, Bestfoods (formerly CPC International, Inc.)
Englewood Cliffs, NJ 07632-9976          (1997 to 1999). President, Bestfoods Specialty Markets Group (1993 to 1997);
                                         Director, Hunt Corporation and PACTIV Corporation. Director, AXA Financial (since
                                         December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
-----------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                       Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since
121 King Street West                     1979); and officer or director of several affiliated companies. Director, DLJ (since
Suite 2525                               October 1992), AXA Insurance (Canada), Anglo Canada General Insurance Company,
Toronto, Ontario M5H 3T9                 and AXA Pacific Insurance Company, and Alternate Director, AXA Asia Pacific
Canada                                   Holdings Limited. Chairman (non-executive) and Director, FCA International Ltd.
                                         (January 1994 to May 1998). Director of AXA Financial, Inc. (since July 1992).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
-----------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                  Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                        Director, Eramet.
New York, NY 10019
-----------------------------------------------------------------------------------------------------------------------------------


45  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
64, rue de Miromesnel                  Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February
75008 Paris, France                    1999) (now Honorary Chairman) Schneider Electric. Member of the Supervisory Board
                                       of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc, S.A.), Sema Group PLC
                                       (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of
                                       Booz-Allen & Hamilton. Director of AXA Financial, Inc. (since February 1996).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
-----------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and
                                       Coulter Pharmaceutical (since May 1987).
-----------------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
-----------------------------------------------------------------------------------------------------------------------------------
St. John's University                  Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
8000 Utopia Parkway                    Business Administration, St. John's University (since August 1998); Chief Financial
Jamaica, NY 11439                      Officer, Chase Manhattan Corp. (1985 to 1997).
-----------------------------------------------------------------------------------------------------------------------------------
DAVE H. WILLIAMS
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since March 1991). Chairman (since 1977) and former
Corporation                            Chief Executive Officer (1977 to January 1999), of Alliance, and Chairman or Director
1345 Avenue of the Americas            of numerous subsidiaries and affiliated companies of Alliance. Senior Executive Vice
New York, NY 10105                     President of AXA (since January 1997). Director of AXA Financial (since May 1992).
-----------------------------------------------------------------------------------------------------------------------------------


46  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS - DIRECTORS

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL HEGARTY
-----------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since January 1998). President (since January 1998) and
                                       Chief Operating Officer (since February 1998), Equitable Life. Senior Vice Chairman
                                       (since November 1999), Vice Chairman (since April 1998), Senior Executive Vice
                                       President (January 1998 to April 1998), and Director and Chief Operating Officer
                                       (both since January 1998), AXA Financial. Director, President and Chief Operating
                                       Officer, Equitable of Colorado (since December 1999); AXA Client Solutions &
                                       Equitable Distribution Holding Corp. (since September 1999). Vice Chairman (from
                                       1996 to 1997), Chase Manhattan Corporation. Vice Chairman (from 1995 to 1996)
                                       and Senior Executive Vice President (from 1991 to 1995), Chemical Bank. Director,
                                       ACMC, Inc. ("ACMC") (since March 1998). Trustee, EQ Advisors Trust. Director,
                                       Equitable Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ (both since May 1998).
-----------------------------------------------------------------------------------------------------------------------------------
EDWARD D. MILLER
-----------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since August 1997). Chairman of the Board (since
                                       January 1998), Chief Executive Officer (since August 1997), President (August 1997 to January 1998), Equitable Life. Director, President and Chief Executive Officer, (all
                                       since August 1997), AXA Financial. Director, Chairman of the Board and Chief
                                       Executive Officer, Equitable of Colorado (since December 1999); AXA Client Solutions and Equitable Distribution Holding Corp. (since September 1999). Member of the
                                       Management Board of AXA (since January 2000); Senior Vice Chairman, Chase
                                       Manhattan Corporation (March 1996 to April 1997). President (January 1994 to
                                       March 1996) and Vice Chairman (December 1991 to January 1994), Chemical Bank.
                                       Director, Alliance (since August 1997), DLJ (since November 1997), ECMC (since
                                       March 1998), ACMC, Inc. (since March 1998), and AXA Canada (since September
                                       1998). Director, KeySpan Energy.
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
-----------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                       Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November
                                       1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior
                                       Executive Vice President (February 1998 to November 1999), AXA Financial. Director,
                                       Vice Chairman and Chief Financial Officer (since December 1999) Equitable of
                                       Colorado; AXA Client Solutions, LLC and Equitable Distributions Holding Corp. (since
                                       September 1999). Vice President (until 1998), EQ ADVISORS TRUST. Director,
                                       Alliance (since July 1997), and DLJ (since June 1997). Prior thereto, Chairman,
                                       Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------------------


47  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and Chief Information Officer (since
                                       November 1994), Equitable Life. Previously held other officerships with Equitable Life;
                                       Director, J.M.R. Realty Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
DERRY E. BISHOP
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Chief Agency Officer, (since
                                       December 1997), and Senior Vice President (January 1995 to September 1998),
                                       Equitable Life; Director and Executive Vice President, AXA Advisors LLC and Executive
                                       Vice President and Chief Agency Officer, AXA Client Solutions, LLC (all since
                                       September 1999). Prior thereto, Director (since 1995) and Executive Vice President
                                       (since 1994) EQF (now AXA Advisors).
-----------------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Director
                                       and Chairman, Frontier Trust Company ("Frontier"). Director, EQF (now AXA
                                       Advisors) (until September 1999). Executive Vice President and Director (since
                                       September 1999), AXA Advisors, Director (until May 1996), Equitable Distributors,
                                       Inc. ("EDI"). Director and Senior Vice President, AXA Network, LLC (formerly
                                       EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Client Solutions, LLC and Equitable Distributors (since
                                       September 1999); Equitable of Colorado (since December 1999). Treasurer, Frontier
                                       (since 1990) and AXA Network, LLC (since 1999). President and Chief Executive
                                       Officer (since September 1997), and prior thereto, Vice President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer,
                                       EQ ADVISORS TRUST (since March 1997). Director, Chairman, President and Chief
                                       Executive Officer, Equitable JV Holdings (since August 1997). Director (since
                                       July 1997), and Senior Vice President and Chief Financial Officer (since April 1998),
                                       ACMC and ECMC. Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN A. CAROSELLI
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Equitable Life; Senior Vice
                                       President, Equitable Life (February 1998 to September 1998); Senior Vice President,
                                       Chase Manhattan Corp. (1996 to 1998); Vice President, Chemical Bank (1991 to
                                       1996).
-----------------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September
                                       1996 to December 1998). Partner and Senior Actuarial Consultant, Coopers &
                                       Lybrand L.L.P. (January 1989 to August 1996).
-----------------------------------------------------------------------------------------------------------------------------------


48  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life and AXA Financial. Senior Vice
                                       President and Controller, The Equitable of Colorado, Inc. (since December 1999).
                                       Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Auditor, Equitable Life. Vice President and Auditor, AXA
                                       Financial.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT E. GARBER
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Legal Officer (since November 1999), Equitable
                                       Life; prior thereto, Executive Vice President and General Counsel. General Counsel of
                                       AXA Financial. Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and
                                       Associate General Counsel, Equitable Life. Previously held other officerships with
                                       Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. MARTIN
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998) and Chief Marketing Officer (since
                                       December 1997), Equitable Life; prior thereto, Senior Vice President and Chief
                                       Marketing Officer. Chairman and Chief Executive Officer, AXA Advisors LLC (since
                                       September 1999). Vice President, EQ ADVISORS TRUST (until April 1998). Director,
                                       Equitable Underwriting and Sales Agency (Bahamas), Ltd. and AXA Network, LLC;
                                       President (since February 2000); Executive Vice President (since December 1998),
                                       Colorado; prior thereto, Director and Senior Vice President (since December 1998).
                                       Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President,
                                       Chase Manhattan Corporation (January 1983 to June 1997); Director, EQF (now AXA
                                       Advisors) (October 1998 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------


49  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA
                                       Financial. Chairman, President and Trustee (since March 1997), EQ ADVISORS TRUST.
                                       Executive Vice President and Chief Investment Officer, Equitable of Colorado (since
                                       December 1999), Executive Vice President, AXA Client Solutions (since
                                       September 1999). Director, Alliance, and Equitable Real Estate (until June 1997).
                                       Executive Vice President, EQF (now AXA Advisors) (November 1996 to September
                                       1999). Director, EREIM Managers Corp. (since July 1997), and EREIM LP Corp. (since
                                       October 1997).
-----------------------------------------------------------------------------------------------------------------------------------
BRIAN S. O'NEIL
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since June 1998). Executive Vice President,
                                       AXA Financial and AXA Client Solutions (since September 1999). Director of
                                       Investment, AXA Investment Management (January 1998 to June 1998); Chief
                                       Investment Officer, AXA Investment Management (July 1995 to January 1998).
                                       Trustee (since September 1999), EQ ADVISORS TRUST.
-----------------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Client Solutions (since September
                                       1999). Director, Chairman and Chief Operating Officer, Casualty, (since
                                       September 1997). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Vice President, Secretary and Associate
                                       General Counsel, Equitable Life and AXA Financial, (since September 1995). Senior
                                       Vice President, Secretary and Associate General Counsel, AXA Financial and AXA
                                       Client Solutions (since November 1999). Senior Vice President and Secretary,
                                       Equitable of Colorado (since December 1999). Previously held other officerships with
                                       Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1995) and General Counsel (since November
                                       1999) Equitable Life; prior thereto, Deputy General Counsel (1996-1999). Senior Vice
                                       President and Associate General Counsel, AXA Financial (since September 1996).
                                       Senior Vice President and General Counsel, AXA Client Solutions (since November
                                       1999). Vice President and General Counsel, Equitable of Colorado (since December
                                       1999). Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June
                                       1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


50  DIRECTORS AND PRINCIPAL OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JOSE S. SUQUET
-----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Executive Vice President (since February 1998), Chief Distribution Officer (since
                                       December 1997) and Chief Agency Officer (August 1994 to December 1997),
                                       Equitable Life. Senior Executive Vice President and Chief Distribution Officer, AXA
                                       Client Solutions (since September 1999). Senior Executive Vice President, Equitable of
                                       Colorado (since December 1999). Executive Vice President (since May 1996), AXA
                                       Financial. Chairman (since December 1997), EDI. Prior thereto, Agency Manager.
-----------------------------------------------------------------------------------------------------------------------------------
GREGORY G. WILCOX
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Senior Vice President (May 1992 to
                                       September 1998), Equitable Life. Executive Vice President (since November 1999),
                                       AXA Financial; prior thereto, Senior Vice President.
-----------------------------------------------------------------------------------------------------------------------------------
R. LEE WILSON
-----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                       (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA Client
                                       Solutions (since September 1999). Prior thereto, Executive Vice President, Chase
                                       Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------

51  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE
--------------------------------------------------------------------------------
8
Financial Statements of Separate Account FP and Equitable Life
--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 1999 and for each of the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.

52  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE
--------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999............................................    FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997......................    FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997...........   FSA-15
   Notes to Financial Statements......................................................................   FSA-24


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998............................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997..................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997......    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997................    F-5
   Notes to Consolidated Financial Statements.........................................................    F-6

+ Formerly known as Equitable Variable Life Insurance Company Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth & Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, Alliance Global, Alliance International, Morgan Stanley Emerging Markets Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Merrill Lynch World Strategy ("EQ Advisors Trust Variable Investment Options"), 30 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                FIXED INCOME OPTIONS:                        EQUITY OPTIONS:
                                            ------------------------------------------------------    ----------------------------

                                              ALLIANCE
                                            INTERMEDIATE    ALLIANCE                   ALLIANCE          ALLIANCE
                                             GOVERNMENT      MONEY        ALLIANCE       HIGH             COMMON        ALLIANCE
                                             SECURITIES      MARKET     QUALITY BOND     YIELD            STOCK       EQUITY INDEX
                                            ------------  ------------  ------------ -------------    --------------  ------------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................   $78,746,672
              342,765,909.................                $344,082,723
              246,885,528.................                              $233,631,434
              177,773,173.................                                            $149,030,820
            3,081,451,600.................                                                            $3,783,859,850
              621,830,916.................                                                                            $850,584,523
              205,101,089.................
               46,147,852.................
                  182,262.................
                  494,512.................
               38,508,013.................
                  391,533.................
Receivable for Trust shares sold..........        58,836            --            --         5,046                --            --
Receivable for policy-related
    transactions..........................        68,831     4,909,455       434,709       798,616        15,840,922     2,266,891
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Assets..............................   $78,874,339  $348,992,178  $234,066,143  $149,834,482    $3,799,700,772  $852,851,414
                                             -----------  ------------  ------------  ------------    --------------  ------------

LIABILITIES
Payable for Trust shares purchased........   $        --  $  4,563,801  $    161,711  $         --    $   19,831,580  $  2,546,878
Payable for policy-related
    transactions..........................            --            --            --            --                --            --
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Liabilities.........................            --     4,563,801       161,711            --        19,831,580     2,546,878
                                             -----------  ------------  ------------  ------------    --------------  ------------

NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......   $   945,030  $     16,198  $  1,326,200  $      1,280    $       80,914  $    121,396

Net Assets Attributable
    to Contractowners.....................    77,929,309   344,412,179   232,578,232   149,833,202     3,779,788,278   850,183,140
                                             -----------  ------------  ------------  ------------    --------------  ------------
NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============

                                                                      EQUITY OPTIONS:
                                            --------------------------------------------------------------------

                                                              EQ/                CAPITAL     MERRILL     MFS
                                              ALLIANCE     ALLIANCE    CAPITAL   GUARDIAN     LYNCH     GROWTH
                                               GROWTH       PREMIER    GUARDIAN    U.S.    BASIC VALUE   WITH
                                             & INCOME       GROWTH     RESEARCH   EQUITY     EQUITY     INCOME
                                            -----------   -----------  --------  --------  -----------  -------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................
              342,765,909.................
              246,885,528.................
              177,773,173.................
            3,081,451,600.................
              621,830,916.................
              205,101,089.................  $232,271,328
               46,147,852.................                $51,216,559
                  182,262.................                             $193,355
                  494,512.................                                       $511,837
               38,508,013.................                                                 $39,778,636
                  391,533.................                                                              $412,169
Receivable for Trust shares sold..........       160,367           --        --        --           --        --
Receivable for policy-related
    transactions..........................            --      283,944    24,204        --       23,002     8,035
                                            ------------  -----------  --------  --------  -----------  --------
Total Assets..............................  $232,431,695  $51,500,503  $217,559  $511,837  $39,801,638  $420,204
                                            ------------  -----------  --------  --------  -----------  --------

LIABILITIES
Payable for Trust shares purchased........   $        --  $   283,146  $ 24,204   $    --  $    11,329  $  4,490
Payable for policy-related
    transactions..........................       112,046           --        --        --           --        --
                                            ------------  -----------  --------  --------  -----------  --------
Total Liabilities.........................       112,046      283,146    24,204        --       11,329     4,490
                                            ------------  -----------  --------  --------  -----------  --------

NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......  $    434,457  $     3,545  $    219  $    387  $    81,800  $  3,570

Net Assets Attributable
    to Contractowners.....................   231,885,192   51,213,812   193,136   511,450   39,708,509   412,144
                                            ------------  -----------  --------  --------  -----------  --------
NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                -----------------------------------------------------------------------------
                                                                                                                    MORGAN
                                                              EQ/PUTNAM     T. ROWE                                 STANLEY
                                                               GROWTH &      PRICE                                 EMERGING
                                                    MFS        INCOME       EQUITY      ALLIANCE      ALLIANCE      MARKETS
                                                  RESEARCH      VALUE       INCOME       GLOBAL     INTERNATIONAL    EQUITY
                                                -----------  -----------  -----------  ------------ ------------- -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................  $48,597,586
               23,253,533.....................               $21,780,737
               54,114,065.....................                            $53,161,413
              552,424,363.....................                                         $724,986,725
               51,584,951.....................                                                       $76,876,125
               29,914,338.....................                                                                    $40,958,925
               43,913,498.....................
              892,630,699.....................
               46,097,819.....................
                   27,230.....................
              160,950,031.....................
               38,188,722.....................
Receivable for Trust shares sold..............      252,705           --           --            --           --           --
Receivable for policy-related
    transactions..............................           --       82,740      194,627     1,126,946       92,708       82,278
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Assets..................................  $48,850,291  $21,863,477  $53,356,040  $726,113,671  $76,968,833  $41,041,203
                                                -----------  -----------  -----------  ------------  -----------  -----------

LIABILITIES
Payable for Trust shares purchased............  $        --  $    69,698  $   154,373  $  1,211,437  $    87,078  $   350,654
Payable for policy-related
    transactions..............................      212,939           --           --            --           --           --
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Liabilities.............................      212,939       69,698      154,373     1,211,437       87,078      350,654
                                                -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS...................................   $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $   142,291  $    69,602  $   126,030  $      3,388  $   964,072  $ 1,767,601

Net Assets Attributable
    to Policyowners...........................   48,495,061   21,724,177   53,075,637   724,898,846   75,917,683   38,922,948
                                                -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS....................................  $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                ----------------------------------------------------------------------------
                                                                                                                   WARBURG
                                                   T. ROWE                                              MFS         PINCUS
                                                    PRICE        ALLIANCE      ALLIANCE              EMERGING       SMALL
                                                INTERNATIONAL   AGGRESSIVE     SMALL CAP     EQ/      GROWTH       COMPANY
                                                    STOCK         STOCK         GROWTH    EVERGREEN  COMPANIES      VALUE
                                                ------------- --------------  ----------- --------- ------------ -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................
               23,253,533.....................
               54,114,065.....................
              552,424,363.....................
               51,584,951.....................
               29,914,338.....................
               43,913,498.....................   $53,258,879
              892,630,699.....................                $1,051,440,590
               46,097,819.....................                                $70,174,096
                   27,230.....................                                             $28,680
              160,950,031.....................                                                      $238,027,993
               38,188,722.....................                                                                    $35,893,840
Receivable for Trust shares sold..............            --       2,154,914   22,666,998       --            --       71,466
Receivable for policy-related
    transactions..............................        57,539              --           --       --     1,271,988           --
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Assets..................................   $53,316,418  $1,053,595,504  $92,841,094  $28,680  $239,299,981  $35,965,306
                                                 -----------  --------------  -----------  -------  ------------  -----------

LIABILITIES
Payable for Trust shares purchased............   $     2,392  $           --  $        --  $    --  $  1,116,940  $        --
Payable for policy-related
    transactions..............................            --       1,550,441   22,460,673       --            --       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Liabilities.............................         2,392       1,550,441   22,460,673       --     1,116,940       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------

NET ASSETS...................................    $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........   $   178,040  $        3,855  $   527,774  $    18  $    386,768  $   164,967

Net Assets Attributable
    to Policyowners...........................    53,135,986   1,052,041,208   69,852,647   28,662   237,796,273   35,783,246
                                                 -----------  --------------  -----------  -------  ------------  -----------
NET ASSETS....................................   $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999

                                                                             ASSET ALLOCATION OPTIONS:
                                                ------------------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                                  ALLIANCE        ALLIANCE         EQ/          EQ/         LYNCH
                                                  ALLIANCE      CONSERVATIVE       GROWTH       EVERGREEN     PUTNAM        WORLD
                                                  BALANCED       INVESTORS        INVESTORS     FOUNDATION    BALANCED     STRATEGY
                                                ------------    ------------    --------------  ----------   ----------   ----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $453,630,311.....................  $546,866,262
              194,380,806.....................                  $217,969,178
              928,527,892.....................                                  $1,216,541,911
                    2,749.....................                                                   $ 2,848
                8,911,255.....................                                                               $8,418,996
                4,518,718.....................                                                                            $5,372,189
Receivable for Trust shares sold..............            --          15,822                --        --             --           --
Receivable for policy-related
    transactions..............................            --         115,963           703,914        --         16,607        1,267
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Assets..................................  $546,866,262    $218,100,963    $1,217,245,825   $ 2,848     $8,435,603   $5,373,456
                                                ------------    ------------    --------------   -------     ----------   ----------

LIABILITIES
Payable for Trust shares purchased............  $     31,321    $         --    $      353,476   $    --     $    4,500   $    1,232
Payable for policy-related
    transactions..............................       123,383              --                --        --             --           --
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Liabilities.............................       154,704              --           353,476        --          4,500        1,232
                                                ------------    ------------    --------------   -------     ----------   ----------

NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $  1,088,939    $    521,116    $      924,554   $     2     $   70,099   $  494,770

Net Assets Attributable
    to Contractowners.........................   545,622,619     217,579,847     1,215,967,795     2,846      8,361,004    4,877,454
                                                ------------    ------------    --------------   -------     ----------   ----------
NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                                     FIXED INCOME OPTIONS:
                                           -------------------------------------------------------------------------
                                                     ALLIANCE INTERMEDIATE
                                                     GOVERNMENT SECURITIES             ALLIANCE MONEY MARKET
                                           ----------------------------------  ------------------------------------

                                              1999         1998       1997        1999         1998         1997
                                           -----------  ---------- ----------  -----------  -----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 4,049,521  $3,477,938 $2,914,613  $13,943,193  $10,719,684  $9,754,675
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     378,916     350,536    282,422    1,613,234    1,204,220   1,101,168
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INVESTMENT INCOME.....................   3,670,605   3,127,402  2,632,191   12,329,959    9,515,464   8,653,507
                                           -----------  ---------- ----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    (194,507)     60,260    (95,509)     517,935     (161,314)   (513,800)
        Realized gain distribution
         from the Trust...................          --          --         --       10,344        7,750      13,435
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED GAIN (LOSS)..................    (194,507)     60,260    (95,509)     528,279     (153,564)   (500,365)
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............   2,391,062     868,053   (141,479)   1,536,450      804,349      24,023
        End of period.....................  (1,392,487)  2,391,062    868,053    1,316,815    1,536,450     804,349
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (3,783,549)  1,523,009  1,009,532     (219,635)     732,101     780,326
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (3,978,056)  1,583,269    914,023      308,644      578,537     279,961
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $  (307,451) $4,710,671 $3,546,214  $12,638,603  $10,094,001  $8,933,468
                                           ===========  ========== ==========  ===========  ===========  ==========

                                                      FIXED INCOME OPTIONS:
                                           ----------------------------------------
                                                      ALLIANCE QUALITY BOND
                                           ---------------------------------------

                                              1999           1998         1997
                                           ------------   -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 12,542,857   $10,317,238  $ 8,869,740
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    1,329,147     1,106,136      845,069
                                           ------------   -----------  -----------
NET INVESTMENT INCOME.....................   11,213,710     9,211,102    8,024,671
                                           ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   (1,493,664)       34,937     (504,580)
        Realized gain distribution
         from the Trust...................      870,458     4,596,907           --
                                           ------------   -----------  -----------
NET REALIZED GAIN (LOSS)..................     (623,206)    4,631,844     (504,580)
                                           ------------   -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............    3,367,697     2,395,718   (1,961,822)
        End of period.....................  (13,254,094)    3,367,697    2,395,718
                                           ------------   -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (16,621,791)      971,979    4,357,540
                                           ------------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (17,244,997)    5,603,823    3,852,960
                                           ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,031,287)  $14,814,925  $11,877,631
                                           ============   ===========  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                               FIXED INCOME OPTIONS (CONCLUDED):                EQUITY OPTIONS:
                                           --------------------------------------- ----------------------------------------
                                                      ALLIANCE HIGH YIELD                    ALLIANCE COMMON STOCK
                                           --------------------------------------- ----------------------------------------
                                               1999          1998          1997        1999          1998          1997
                                           ------------  ------------  ----------- ------------  ------------  ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 17,378,455  $ 18,449,747  $12,918,934 $ 20,107,533  $ 15,939,680  $ 10,668,337
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      889,065     1,007,106      789,982   19,069,959    14,600,706    11,435,936
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INVESTMENT INCOME.....................   16,489,390    17,442,641   12,128,952    1,037,574     1,338,974      (767,599)
                                           ------------  ------------  ----------- ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................  (15,192,553)   (2,344,392)     936,554  221,690,581   169,109,310    53,841,049
        Realized gain distribution
         from the Trust...................      161,999     3,396,523    6,365,633  497,324,765   353,834,250   164,814,473
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED GAIN (LOSS)..................  (15,030,554)    1,052,131    7,302,187  719,015,346   522,943,560   218,655,522
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  (20,898,855)    8,622,836    5,664,824  689,309,204   567,231,009   294,432,897
           End of period..................  (28,742,353)  (20,898,854)   8,622,836  702,408,250   689,309,204   567,231,009
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   (7,843,498)  (29,521,690)   2,958,012   13,099,046   122,078,195   272,798,112
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (22,874,052)  (28,469,559)  10,260,199  732,114,392   645,021,755   491,453,634
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,384,662) $(11,026,918) $22,389,151 $733,151,966  $646,360,729  $490,686,035
                                           ============  ============  =========== ============  ============  ============

                                                       EQUITY OPTIONS:
                                           ---------------------------------------
                                                    ALLIANCE EQUITY INDEX
                                           ---------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $  7,575,355  $  3,958,217  $ 2,610,223
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,729,959     1,862,376      977,620
                                           ------------  ------------  -----------
NET INVESTMENT INCOME.....................    3,845,396     2,095,841    1,632,603
                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   21,008,249     5,460,381     (414,497)
        Realized gain distribution
         from the Trust...................    6,196,508       128,151      850,437
                                           ------------  ------------  -----------
NET REALIZED GAIN (LOSS)..................   27,204,757     5,588,532      435,940
                                           ------------  ------------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  136,665,316    63,055,426   21,448,224
           End of period..................  228,753,607   136,665,316   63,055,426
                                           ------------  ------------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   92,088,291    73,609,890   41,607,202
                                           ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  119,293,048    79,198,422   42,043,142
                                           ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $123,138,444  $ 81,294,263  $43,675,745
                                           ============  ============  ===========


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                  CAPITAL
                                                                                     EQ/ALLIANCE    CAPITAL       GUARDIAN
                                                                                     PREMIER        GUARDIAN         U.S.
                                                     ALLIANCE GROWTH & INCOME        GROWTH (C)    RESEARCH (d)   EQUITY (d)
                                           ---------------------------------------   -----------   ------------   ----------
                                               1999          1998          1997         1999          1999           1999
                                           -----------   -----------   -----------   -----------   ------------   ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $   530,384   $   415,436   $   636,335   $   30,540       $   280       $ 1,159
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................   1,048,745       668,795       358,997       63,730           209           378
                                           -----------   -----------   -----------   ----------       -------       -------
NET INVESTMENT INCOME.....................    (518,361)     (253,359)      277,338      (33,190)           71           781
                                           -----------   -----------   -----------   ----------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     730,688     7,289,936       530,421       83,605         2,810           451
        Realized gain distribution
         from the Trust...................  20,855,872    12,146,928     5,006,247      106,890            27         1,508
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED GAIN (LOSS)..................  21,586,560    19,436,864     5,536,668      190,495         2,837         1,959
                                           -----------   -----------   -----------   ----------       -------       -------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  16,240,511    13,021,603     5,074,338           --            --            --
           End of period..................  27,170,239    16,240,511    13,021,603    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
    Change in unrealized appreciation
     (depreciation) during the period.....  10,929,728     3,218,908     7,947,265    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  32,516,288    22,655,772    13,483,933    5,259,202        13,930        19,284
                                           -----------   -----------   -----------   ----------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $31,997,927   $22,402,413   $13,761,271   $5,226,012       $14,001       $20,065
                                           ===========   ===========   ===========   ==========       =======       =======

                                                     EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------------
                                                          MERRILL LYNCH
                                                     BASIC VALUE EQUITY (A)
                                           ------------------------------------------
                                              1999            1998             1997
                                           ----------       ---------        --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 468,257       $ 192,441        $ 35,810
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    153,456          66,427           9,349
                                           ----------       ---------        --------
NET INVESTMENT INCOME.....................    314,801         126,014          26,461
                                           ----------       ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    426,168         207,032           6,656
        Realized gain distribution
         from the Trust...................  1,963,197         667,083          33,738
                                           ----------       ---------        --------
NET REALIZED GAIN (LOSS)..................  2,389,365         874,115          40,394
                                           ----------       ---------        --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    (91,959)        135,003              --
           End of period..................  1,270,622         (91,959)        135,003
                                           ----------       ---------        --------
    Change in unrealized appreciation
     (depreciation) during the period.....  1,362,581        (226,962)        135,003
                                           ----------       ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  3,751,946         647,153         175,397
                                           ----------       ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $4,066,747       $ 773,167        $201,858
                                           ==========       =========        ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                             MFS
                                            GROWTH
                                             WITH                                                   EQ/PUTNAM
                                           INCOME (C)             MFS RESEARCH (A)             GROWTH & INCOME VALUE (A)
                                           ----------  ---------------------------------   ---------------------------------
                                              1999         1999        1998       1997         1999        1998       1997
                                           ----------  -----------  ----------  --------   -----------  ----------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 1,268    $    52,831  $   71,137  $ 20,442   $   278,910  $  143,999  $ 33,273
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      431        208,639      86,044    13,127       110,374      56,995     9,655
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INVESTMENT INCOME.....................      837       (155,808)    (14,907)    7,315       168,536      87,004    23,618
                                            -------    -----------  ----------  --------   -----------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     (227)       995,232     494,412     6,989       276,186     209,398     1,078
        Realized gain distribution
         from the Trust...................       --      1,086,222          --    81,156     1,499,307     130,047    27,226
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED GAIN (LOSS)..................     (227)     2,081,454     494,412    88,145     1,775,493     339,445    28,304
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............       --      3,313,063     249,382        --     1,160,602     269,561        --
           End of period..................   20,637     10,033,987   3,313,063   249,382    (1,472,796)  1,160,602   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Change in unrealized appreciation
     (depreciation) during the period.....   20,637      6,720,924   3,063,681   249,382    (2,633,398)    891,041   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   20,410      8,802,378   3,558,093   337,527      (857,905)  1,230,486   297,865
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $21,247    $ 8,646,570  $3,543,186  $344,842   $  (689,369) $1,317,490  $321,483
                                            =======    ===========  ==========  ========   ===========  ==========  ========

                                                EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------
                                              T. ROWE PRICE EQUITY INCOME (A)
                                           ------------------------------------
                                               1999         1998        1997
                                           ------------  ----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   998,227  $  722,954  $  145,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      272,123     173,802      29,706
                                            -----------  ----------  ----------
NET INVESTMENT INCOME.....................      726,104     549,152     115,907
                                            -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      655,822     341,473      56,634
        Realized gain distribution
         from the Trust...................    2,081,914     930,853      53,840
                                            -----------  ----------  ----------
NET REALIZED GAIN (LOSS)..................    2,737,736   1,272,326     110,474
                                            -----------  ----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,585,616   1,073,548          --
           End of period..................     (952,652)  1,585,616   1,073,548
                                            -----------  ----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....   (2,538,268)    512,068   1,073,548
                                            -----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      199,468   1,784,394   1,184,022
                                            -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $   925,572  $2,333,546  $1,299,929
                                            ===========  ==========  ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------

                                                         ALLIANCE GLOBAL                       ALLIANCE INTERNATIONAL
                                            ---------------------------------------     --------------------------------------
                                                1999          1998         1997             1999         1998          1997
                                            ------------  -----------  ------------     -----------  -----------   -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $    561,424  $ 5,636,672  $  8,803,070     $        --  $   996,913   $ 1,386,732
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     3,438,444    2,777,697     2,805,310         321,035      289,066       297,278
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INVESTMENT INCOME.....................    (2,877,020)   2,858,975     5,997,760        (321,035)     707,847     1,089,454
                                            ------------  -----------  ------------     -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    67,795,783   17,406,382    30,411,238       1,164,532   (3,606,669)      (57,635)
        Realized gain distribution
         from the Trust...................    44,485,709   33,241,409    26,426,403       1,299,989       10,663     2,325,403
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..................   112,281,492   50,647,791    56,837,641       2,464,521   (3,596,006)    2,267,768
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    83,560,503   46,113,189    58,618,054       5,502,451   (2,793,834)    1,857,793
           End of period..................   172,562,362   83,560,503    46,113,189      25,291,174    5,502,451    (2,793,834)
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Change in unrealized appreciation
     (depreciation) during the period.....    89,001,859   37,447,314   (12,504,865)     19,788,723    8,296,285    (4,651,627)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   201,283,351   88,095,105    44,332,776      22,253,244    4,700,279    (2,383,859)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $198,406,331  $90,954,080  $ 50,330,536     $21,932,209  $ 5,408,126   $(1,294,405)
                                            ============  ===========  ============     ===========  ===========   ===========

                                                   EQUITY OPTIONS (CONTINUED):
                                            ------------------------------------
                                                      MORGAN STANLEY
                                                 EMERGING MARKETS EQUITY (B)
                                            -------------------------------------
                                              1999         1998          1997
                                            -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --  $    37,240  $    16,623
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................       66,405       23,921        2,862
                                            -----------  -----------  -----------
NET INVESTMENT INCOME.....................      (66,405)      13,319       13,761
                                            -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      363,825     (637,290)     (14,566)
        Realized gain distribution
         from the Trust...................      394,053           --           --
                                            -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................      757,878     (637,290)     (14,566)
                                            -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   (2,942,633)  (1,079,388)          --
           End of period..................   11,044,586   (2,942,633)  (1,079,338)
                                            -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   13,987,219   (1,863,245)  (1,079,388)
                                            -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   14,745,097   (2,500,535)  (1,093,954)
                                            -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $14,678,692  $(2,487,216) $(1,080,193)
                                            ===========  ===========  ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------
                                            T. ROWE PRICE INTERNATIONAL STOCK (A)             ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------   ------------------------------------------
                                                1999           1998         1997        1999           1998           1997
                                            -----------    ----------    ---------   ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   192,580    $  258,382    $   2,393   $  3,163,286   $  4,461,389   $  1,311,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      200,684       119,672       26,332      5,481,701      5,581,296      5,299,127
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INVESTMENT INCOME.....................       (8,104)      138,710      (23,939)    (2,318,415)    (1,119,907)    (3,987,514)
                                            -----------    ----------    ---------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,626,661       354,551      (50,331)   (27,888,194)   (39,688,312)    28,217,939
        Realized gain distribution
         from the Trust...................      583,215           268           --     61,642,419     46,528,461     79,729,154
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................    5,209,876       354,819      (50,331)    33,754,225      6,840,149    107,947,093
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,603,083      (820,718)          --     26,715,214     32,695,620     46,617,235
           End of period..................    9,345,381     1,603,083     (820,718)   158,809,890     26,715,214     32,695,620
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....    7,742,298     2,423,801     (820,718)   132,094,676     (5,980,406)   (13,921,615)
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   12,952,174     2,778,620     (871,049)   165,848,901        859,743     94,025,478
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $12,944,070    $2,917,330    $(894,988)  $163,530,486   $   (260,164)  $ 90,037,964
                                            ===========    ==========    =========   ============   ============   ============

                                                  EQUITY OPTIONS (CONTINUED)
                                            -------------------------------------
                                                 ALLIANCE SMALL CAP GROWTH (A)
                                            -------------------------------------
                                               1999          1998         1997
                                            -----------   -----------   ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --   $     4,062   $   4,189
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      284,347       215,285      41,540
                                            -----------   -----------   ---------
NET INVESTMENT INCOME.....................     (284,347)     (211,223)    (37,351)
                                            -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,345,484    (7,585,521)   (609,208)
        Realized gain distribution
         from the Trust...................           --            --     545,833
                                            -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..................    4,345,484    (7,585,521)    (63,375)
                                            -----------   -----------   ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    8,780,955       771,812          --
           End of period..................   24,076,277     8,780,955     771,812
                                            -----------   -----------   ---------
    Change in unrealized appreciation
     (depreciation) during the period.....   15,295,322     8,009,143     771,812
                                            -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   19,640,806       423,622     708,437
                                            -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $19,356,459   $   212,399   $ 671,086
                                            ===========   ===========   =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           EQUITY OPTIONS (CONCLUDED):
                                            --------------------------------------------------------------------------------------
                                                 EQ/                  MFS EMERGING                        WARBURG PINCUS
                                            EVERGREEN (C)         GROWTH COMPANIES (A)               SMALL COMPANY VALUE (A)
                                            -------------  ----------------------------------  -----------------------------------
                                                1999          1999         1998        1997        1999         1998        1997
                                            -------------  -----------  -----------  --------  -----------  -----------  ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........     $   99       $       --  $       969  $ 24,358  $    67,108  $   171,716  $  21,651
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................         18          640,976      157,484    18,835      180,999      168,543     44,889
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INVESTMENT INCOME.....................         81         (640,976)    (156,515)    5,523     (113,891)       3,173    (23,238)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................         20       13,577,250    4,270,964   161,034   (1,591,217)    (142,969)    29,803
        Realized gain distribution
         from the Trust...................         --        3,969,879           --   296,998           --           --    110,391
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED GAIN (LOSS)..................         20       17,547,129    4,270,964   458,032   (1,591,217)    (142,969)   140,194
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............         --        6,996,177      171,320        --   (4,215,341)    (228,709)        --
           End of period..................      1,450       77,077,961    6,996,177   171,320   (2,294,882)  (4,215,340)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Change in unrealized appreciation
     (depreciation) during the period.....      1,450       70,081,784    6,824,857   171,320    1,920,459   (3,986,631)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      1,470       87,628,913   11,095,821   629,352      329,242   (4,129,600)   (88,515)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............     $1,551      $86,987,937  $10,939,306  $634,875  $   215,351  $(4,126,427) $(111,753)
                                               ======      ===========  ===========  ========  ===========  ===========  =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------------------------------------------
                                                          ALLIANCE BALANCED             ALLIANCE CONSERVATIVE INVESTORS
                                            -------------------------------------    -------------------------------------
                                               1999         1998         1997           1999         1998         1997
                                            -----------  -----------  -----------    -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $14,371,360  $12,467,646  $13,756,520    $ 7,166,906  $ 7,360,794  $ 7,217,860
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,107,759    2,765,767    2,544,300      1,244,722    1,136,634    1,066,078
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INVESTMENT INCOME.....................   11,263,601    9,701,879   11,212,220      5,922,184    6,224,160    6,151,782
                                            -----------  -----------  -----------    -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    9,085,444    2,733,445    5,910,524      2,045,436    1,432,988      818,458
        Realized gain distribution
         from the Trust...................   50,638,464   41,525,872   21,117,088      9,007,765   10,768,916    5,486,742
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................   59,723,908   44,259,317   27,027,612     11,053,201   12,201,904    6,305,200
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   81,344,863   60,878,286   42,382,824     21,507,963   16,228,145    7,700,135
           End of period..................   93,235,951   81,344,863   60,878,286     23,588,372   21,507,963   16,228,145
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   11,891,088   20,466,577   18,495,462      2,080,409    5,279,818    8,528,010
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   71,614,996   64,725,894   45,523,074     13,133,610   17,481,722   14,833,210
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $82,878,597  $74,427,773  $56,735,294    $19,055,794  $23,705,882  $20,984,992
                                            ===========  ===========  ===========    ===========  ===========  ===========

                                                     ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------
                                                     ALLIANCE GROWTH INVESTORS
                                            ------------------------------------------
                                               1999           1998           1997
                                            ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 17,092,741   $ 18,252,039   $ 19,280,574
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     6,207,073      5,194,905      4,570,289
                                            ------------   ------------   ------------
NET INVESTMENT INCOME.....................    10,885,668     13,057,134     14,710,285
                                            ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    15,284,978      7,745,162     10,531,767
        Realized gain distribution
         from the Trust...................   104,658,738     78,060,201     42,780,443
                                            ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................   119,943,716     85,805,363     53,312,210
                                            ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   167,705,597    115,056,641     67,150,693
           End of period..................   288,014,018    167,705,600    115,056,641
                                            ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   120,308,421     52,648,959     47,905,948
                                            ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   240,252,137    138,454,322    101,218,158
                                            ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $251,137,805   $151,511,456   $115,928,443
                                            ============   ============   ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     ASSET ALLOCATION OPTIONS (CONCLUDED):
                                             -------------------------------------------------------------------------------
                                              EQ/EVERGREEN                                             MERRILL LYNCH
                                             FOUNDATION (C)        EQ/PUTNAM BALANCED                WORLD STRATEGY (A)
                                             --------------  -------------------------------    ----------------------------
                                                  1999         1999       1998        1997        1999      1998       1997
                                                 -------     ---------   --------   --------    --------  --------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust...........      $    31     $  42,372   $111,099   $ 46,468    $ 41,786  $ 36,750  $ 17,124
    Expenses (Note 3):
        Mortality and expense
         risk charges......................            2        39,416     18,744      2,741      18,905    12,469     2,678
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INVESTMENT INCOME......................           29         2,956     92,355     43,727      22,881    24,281    14,446
                                                 -------     ---------   --------   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments....................          302       185,026    348,952        561     197,727    19,432    (3,626)
        Realized gain distribution
         from the Trust....................           --       447,013     71,044     31,119      67,733        --    38,995
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED GAIN (LOSS)...................          302       632,039    419,996     31,680     265,460    19,432    35,369
                                                 -------     ---------   --------   --------    --------  --------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period.............           --       259,883    270,232         --     187,734   (37,926)       --
           End of period...................       (1,505)     (492,259)   259,882    270,232     853,470   187,734   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
    Change in unrealized appreciation
     (depreciation) during the period......       (1,505)     (752,142)   (10,350)   270,232     665,736   225,660   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS.........................       (1,203)     (120,103)   409,646    301,912     931,196   245,092    (2,557)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..............      $(1,174)    $(117,147)  $502,001   $345,639    $954,077  $269,373  $ 11,889
                                                 =======     =========   ========   ========    ========  ========  ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME OPTIONS:
                                           ------------------------------------------------------------------------------------
                                                       ALLIANCE INTERMEDIATE
                                                       GOVERNMENT SECURITIES                     ALLIANCE MONEY MARKET
                                           -------------------------------------    ------------------------------------------
                                               1999         1998         1997           1999          1998           1997
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 3,670,605  $ 3,127,402  $ 2,632,191    $ 12,329,959  $   9,515,464  $   8,653,507
    Net realized gain (loss)..............    (194,507)      60,260      (95,509)        528,279       (153,564)      (500,365)
    Change in unrealized appreciation
        (depreciation) on investments.....  (3,783,549)   1,523,009    1,009,532        (219,635)       732,101        780,326
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from operations...................    (307,451)   4,710,671    3,546,214      12,638,603     10,094,001      8,933,468
                                           -----------  -----------  -----------    ------------  -------------  -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  16,691,635   11,828,290    8,749,531     231,007,033    229,608,273    234,059,930
    Benefits and other policy-related
        transactions (Note 3).............  (8,904,461)  (9,081,050)  (5,971,751)    (63,463,349)   (41,370,215)   (40,687,124)
    Net transfers among funds and
        guaranteed interest account.......  (3,762,164)   9,141,659    7,704,724     (91,919,848)  (128,607,686)  (259,049,840)
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from policy-related transactions..   4,025,010   11,888,899   10,482,504      75,623,836     59,630,372    (65,677,034)
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     184,108     (335,126)      13,307       1,075,796       (387,161)        46,036
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS ........   3,901,667   16,264,444   14,042,025      89,338,235     69,337,212    (56,697,530)
NET ASSETS
    BEGINNING OF PERIOD...................  74,972,672   58,708,229   44,666,204     255,090,142    185,752,930    242,450,460
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET ASSETS
    END OF PERIOD......................... $78,874,339  $74,972,673  $58,708,229    $344,428,377  $ 255,090,142  $ 185,752,930
                                           ===========  ===========  ===========    ============  =============  =============

                                                     FIXED INCOME OPTIONS:
                                           -----------------------------------------
                                                    ALLIANCE QUALITY BOND
                                           -----------------------------------------
                                                1999           1998          1997
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 11,213,710   $  9,211,102  $  8,024,671
    Net realized gain (loss)..............     (623,206)     4,631,844      (504,580)
    Change in unrealized appreciation
        (depreciation) on investments.....  (16,621,791)       971,979     4,357,540
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,031,287)    14,814,925    11,877,631
                                           ------------   ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   19,416,861     14,952,560     8,423,097
    Benefits and other policy-related
        transactions (Note 3).............   (9,082,840)    (5,388,113)   (3,002,993)
    Net transfers among funds and
        guaranteed interest account.......    1,195,276     49,220,715    12,678,032
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..   11,529,297     58,785,162    18,098,136
                                           ------------   ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (553,219)      (402,883)       38,587
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS ........    4,944,791     73,197,204    30,014,354
NET ASSETS
    BEGINNING OF PERIOD...................  228,959,641    155,762,437   125,748,083
                                           ------------   ------------  ------------
NET ASSETS
    END OF PERIOD......................... $233,904,432   $228,959,641  $155,762,437
                                           ============   ============  ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                FIXED INCOME OPTIONS (CONCLUDED):
                                           -----------------------------------------
                                                       ALLIANCE HIGH YIELD
                                           ----------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 16,489,390  $ 17,442,641  $ 12,128,952
    Net realized gain (loss)..............  (15,030,554)    1,052,131     7,302,187
    Change in unrealized appreciation
        (depreciation) on investments.....   (7,843,498)  (29,521,690)    2,958,012
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,384,662)  (11,026,918)   22,389,151
                                           ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   30,001,760    36,502,728    26,933,221
    Benefits and other policy-related
        transactions (Note 3).............  (21,018,230)  (20,288,710)  (14,530,462)
    Net transfers among funds and
        guaranteed interest account.......  (25,281,076)    2,677,159    26,385,799
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..  (16,297,546)   18,891,177    38,788,558
                                           ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........    2,143,697      (832,263)       40,026
                                           ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........  (20,538,511)    7,031,996    61,217,735
NET ASSETS
    BEGINNING OF PERIOD...................  170,372,993   163,340,997   102,123,262
                                           ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $149,834,482  $170,372,993  $163,340,997
                                           ============  ============  ============

                                                                               EQUITY OPTIONS:
                                           ----------------------------------------------------------------------------------------
                                                        ALLIANCE COMMON STOCK                        ALLIANCE EQUITY INDEX
                                           ----------------------------------------------  ----------------------------------------
                                                1999            1998            1997           1999           1998          1997
                                           --------------  --------------  --------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $    1,037,574  $    1,338,974  $     (767,599) $  3,845,396  $  2,095,841  $  1,632,603
    Net realized gain (loss)..............    719,015,346     522,943,560     218,655,522    27,204,757     5,588,532       435,940
    Change in unrealized appreciation
        (depreciation) on investments.....     13,099,046     122,078,195     272,798,112    92,088,291    73,609,890    41,607,202
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................    733,151,966     646,360,729     490,686,035   123,138,444    81,294,263    43,675,745
                                           --------------  --------------  --------------  ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................    361,261,385     322,874,015     282,279,826   123,310,198    82,390,480    53,262,239
    Benefits and other policy-related
        transactions (Note 3).............   (302,304,428)   (250,079,870)   (199,662,183)  (60,880,027)  (34,756,406)  (18,975,147)
    Net transfers among funds and
        guaranteed interest account.......     49,877,173      24,136,275      56,849,823   222,120,321    74,806,928    67,867,827
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..    108,834,130      96,930,420     139,467,466   284,550,492   122,441,002   102,154,919
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (5,343,344)     (2,780,348)        516,970    (1,148,745)     (430,965)       54,423
                                           --------------  --------------  --------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........    836,642,752     740,510,801     630,670,471   406,540,191   203,304,300   145,885,087
NET ASSETS
    BEGINNING OF PERIOD...................  2,943,226,440   2,202,715,639   1,572,045,168   443,764,345   240,460,045    94,574,958
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $3,779,869,192  $2,943,226,440  $2,202,715,639  $850,304,536  $443,764,345  $240,460,045
                                           ==============  ==============  ==============  ============  ============  ============


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                 CAPITAL
                                                                                      EQ/ALLIANCE   CAPITAL      GUARDIAN
                                                                                        PREMIER     GUARDIAN       U.S.
                                                    ALLIANCE GROWTH & INCOME           GROWTH (C)  RESEARCH (D)  EQUITY (D)
                                           ---------------------------------------    -----------  ------------  ----------
                                               1999          1998          1997           1999        1999           1999
                                           ------------  ------------  -----------    -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   (518,361) $   (253,359) $   277,338    $   (33,190)   $     71     $    781
    Net realized gain (loss)..............   21,586,560    19,436,864    5,536,668        190,495       2,837        1,959
    Change in unrealized appreciation
        (depreciation) on investments.....   10,929,728     3,218,908    7,947,265      5,068,707      11,093       17,325
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from operations...................   31,997,927    22,402,413   13,761,271      5,226,012      14,001       20,065
                                           ------------  ------------  -----------    -----------    --------     --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   43,151,141    30,251,270   17,923,903      6,362,938      63,883      115,934
    Benefits and other policy-related
        transactions (Note 3).............  (19,321,951)  (12,461,722)  (6,498,823)    (1,028,342)       (503)     (15,128)
    Net transfers among funds and
        guaranteed interest account.......   25,186,273    23,343,531   25,301,886     40,652,847     115,765      390,588
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from policy-related transactions..   49,015,463    41,133,079   36,726,966     45,987,443     179,145      491,394
                                           ------------  ------------  -----------    -----------    --------     --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (144,843)     (617,058)      19,921          3,902         209          378
                                           ------------  ------------  -----------    -----------    --------     --------

INCREASE (DECREASE) IN NET ASSETS.........   80,868,547    62,918,434   50,508,158     51,217,357     193,355      511,837
NET ASSETS
    BEGINNING OF PERIOD...................  151,451,102    88,532,668   38,024,510             --          --           --
                                           ------------  ------------  -----------    -----------    --------     --------
NET ASSETS
    END OF PERIOD......................... $232,319,649  $151,451,102  $88,532,668    $51,217,357    $193,355     $511,837
                                           ============  ============  ===========    ===========    ========     ========

                                                    EQUITY OPTIONS (CONTINUED):
                                           --------------------------------------
                                                       MERRILL LYNCH
                                                   BASIC VALUE EQUITY (A)
                                           --------------------------------------
                                               1999          1998          1997
                                           -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   314,801   $   126,014   $   26,461
    Net realized gain (loss)..............   2,389,365       874,115       40,394
    Change in unrealized appreciation
        (depreciation) on investments.....   1,362,581      (226,962)     135,003
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from operations...................   4,066,747       773,167      201,858
                                           -----------   -----------   ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  10,931,366     6,388,355    1,097,822
    Benefits and other policy-related
        transactions (Note 3).............  (3,171,744)   (1,430,414)    (135,034)
    Net transfers among funds and
        guaranteed interest account.......   7,845,599     8,794,685    4,661,128
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from policy-related transactions..  15,605,221    13,752,626    5,623,916
                                           -----------   -----------   ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (43,053)   (1,392,853)   1,202,680
                                           -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS.........  19,628,915    13,132,940    7,028,454
NET ASSETS
    BEGINNING OF PERIOD...................  20,161,394     7,028,454           --
                                           -----------   -----------   ----------
NET ASSETS
    END OF PERIOD......................... $39,790,309   $20,161,394   $7,028,454
                                           ===========   ===========   ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY OPTIONS (CONTINUED):
                                               --------------------------------------------------------------
                                                    MFS
                                                   GROWTH
                                                    WITH
                                                   INCOME (C)                     MFS RESEARCH (A)
                                               --------------- ----------------------------------------------
                                                    1999              1999           1998            1997
                                               --------------- ---------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income....................... $    837         $  (155,808)    $  (14,907)     $    7,315
    Net realized gain (loss)....................     (227)          2,081,454        494,412          88,145
    Change in unrealized appreciation
        (depreciation) on investments...........   20,637           6,720,924      3,063,681         249,382
                                                  --------        -----------     ----------      ----------
    Net increase (decrease) in net assets
        from operations.........................   21,247           8,646,570      3,543,186         344,842
                                                  --------        -----------     ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).......................   44,806          12,506,780      6,795,257       1,177,137
    Benefits and other policy-related
        transactions (Note 3)...................   (6,607)         (4,808,292)    (1,705,211)       (162,042)
    Net transfers among funds and
        guaranteed interest account.............  326,238           4,280,012     12,108,388       6,389,251
                                                 --------         -----------    -----------      ----------
    Net increase (decrease) in net assets
        from policy-related transactions........  364,437          11,978,500     17,198,434       7,404,346
                                                 --------         -----------    -----------      ----------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)................   30,030              (9,698)    (2,472,499)      2,003,671
                                                 --------         -----------    ------------     ----------

INCREASE (DECREASE) IN NET ASSETS...............  415,714          20,615,372     18,269,121       9,752,859
NET ASSETS
    BEGINNING OF PERIOD.........................        0          28,021,980      9,752,859               0
                                                 --------         -----------    -----------      ----------
NET ASSETS
    END OF PERIOD............................... $415,714         $48,637,352    $28,021,980      $9,752,859
                                                 ========         ===========    ===========      ==========

                                                                  EQUITY OPTIONS (CONTINUED):
                                                 ---------------------------------------------------
                                                                         EQ/PUTNAM
                                                                   GROWTH & INCOME VALUE (A)
                                                 ---------------------------------------------------
                                                      1999                1998              1997
                                                 --------------      -------------      ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   168,536         $    87,004        $   23,618
    Net realized gain (loss).....................   1,775,493             339,445            28,304
    Change in unrealized appreciation
        (depreciation) on investments............  (2,633,398)            891,041           269,561
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from operations..........................    (689,369)          1,317,490           321,483
                                                  -----------         -----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................   7,146,178           5,099,897         1,149,748
    Benefits and other policy-related
        transactions (Note 3)....................  (2,808,209)         (1,485,166)         (154,351)
    Net transfers among funds and
        guaranteed interest account..............   1,469,187           6,086,532         4,539,465
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   5,807,156           9,701,263         5,534,862
                                                  -----------         -----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (67,263)         (1,334,566)        1,202,723
                                                  -----------         -----------        ----------
INCREASE (DECREASE) IN NET ASSETS................   5,050,524           9,684,187         7,059,068
NET ASSETS
    BEGINNING OF PERIOD..........................  16,743,255           7,059,068                 0
                                                  -----------         -----------        ----------
NET ASSETS
    END OF PERIOD................................ $21,793,779         $16,743,255        $7,059,068
                                                  ===========         ===========        ==========

                                                              EQUITY OPTIONS (CONTINUED):
                                                 -----------------------------------------------------
                                                              T. ROWE PRICE EQUITY INCOME (A)
                                                 -----------------------------------------------------

                                                     1999                1998                1997
                                                 -------------      --------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   726,104         $   549,152         $   115,907
    Net realized gain (loss).....................   2,737,736           1,272,326             110,474
    Change in unrealized appreciation
        (depreciation) on investments............  (2,538,268)            512,068           1,073,548
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from operations..........................     925,572           2,333,546           1,299,929
                                                  -----------         -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................  14,411,461          11,367,975           2,540,460
    Benefits and other policy-related
        transactions (Note 3)....................  (5,261,454)         (4,190,748)           (351,660)
    Net transfers among funds and
        guaranteed interest account..............    (470,263)         16,615,531          14,259,773
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   8,679,744          23,792,758          16,448,573
                                                  -----------         -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (93,180)         (1,149,701)          1,308,426
                                                  -----------         -----------         -----------
INCREASE (DECREASE) IN NET ASSETS................   9,512,136          24,632,603          19,056,928
NET ASSETS
    BEGINNING OF PERIOD..........................  43,689,531          19,056,928                   0
                                                  -----------         -----------         -----------
NET ASSETS
    END OF PERIOD................................ $53,201,667         $43,689,531         $19,056,928
                                                  ===========         ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                                  ALLIANCE GLOBAL
                                             --------------------------------------------------------
                                                  1999                 1998                  1997
                                             ------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $ (2,877,020)         $  2,858,975          $  5,997,760
    Net realized gain (loss)...............   112,281,492            50,647,791            56,837,641
    Change in unrealized appreciation
        (depreciation) on investments......    89,001,859            37,447,314           (12,504,865)
                                             ------------          ------------          ------------

    Net increase (decrease) in net assets
        from operations....................   198,406,331            90,954,080            50,330,536
                                             ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    71,950,825            78,722,218            85,714,413
    Benefits and other policy-related
        transactions (Note 3)..............   (63,170,211)          (52,796,664)          (48,793,564)
    Net transfers among funds and
        guaranteed interest account........    (8,015,060)          (21,919,102)          (89,131,113)
                                             ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy-related transactions...       765,554             4,006,452           (52,210,264)
                                             ------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        23,216              (854,897)              103,777
                                             ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS..........   199,195,101            94,105,635            (1,775,951)
NET ASSETS
    BEGINNING OF PERIOD....................   525,707,133           431,601,498           433,377,449
                                             ------------          ------------          ------------
NET ASSETS
    END OF PERIOD..........................  $724,902,234          $525,707,133          $431,601,498
                                             =============         ============          ============

                                                           EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                              ALLIANCE INTERNATIONAL
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------          -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (321,035)          $   707,847           $ 1,089,454
    Net realized gain (loss)...............    2,464,521            (3,596,006)            2,267,768
    Change in unrealized appreciation
        (depreciation) on investments......   19,788,723             8,296,285            (4,651,627)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   21,932,209             5,408,126            (1,294,405)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,367,096            13,567,993            14,198,839
    Benefits and other policy-related
        transactions (Note 3)..............   (6,261,836)           (5,406,284)           (4,716,765)
    Net transfers among funds and
        guaranteed interest account........   (5,340,816)           (4,357,456)           (3,886,303)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (235,556)            3,804,253             5,595,771
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (49,840)             (109,052)               11,328
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,646,813             9,103,327             4,312,694
NET ASSETS
    BEGINNING OF PERIOD....................   55,234,942            46,131,615            41,818,921
                                             -----------           -----------           -----------

    END OF PERIOD..........................  $76,881,755           $55,234,942           $46,131,615
                                             ===========           ===========           ===========

                                                            EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                            EMERGING MARKETS EQUITY (B)
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (66,405)          $    13,319           $   13,761
    Net realized gain (loss)...............      757,878              (637,290)             (14,566)
    Change in unrealized appreciation
        (depreciation) on investments......   13,987,219            (1,863,245)          (1,079,388)
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from operations....................   14,678,692            (2,487,216)          (1,080,193)
                                             -----------           -----------           ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    4,138,455             2,442,975              323,739
    Benefits and other policy-related
        transactions (Note 3)..............   (1,720,293)             (488,932)              (7,501)
    Net transfers among funds and
        guaranteed interest account........   16,198,446             4,158,460            2,483,527
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from policy-related transactions...   18,616,608             6,112,503            2,799,765
                                             -----------           -----------           ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........   (1,953,290)                2,496            4,001,184
                                             -----------           -----------           ----------

INCREASE (DECREASE) IN NET ASSETS..........   31,342,010             3,627,783            5,720,756
NET ASSETS
    BEGINNING OF PERIOD....................    9,348,539             5,720,756                    0
                                             -----------           -----------           ----------
NET ASSETS
    END OF PERIOD..........................  $40,690,549           $ 9,348,539           $5,720,756
                                             ===========           ===========           ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                      T. ROWE PRICE INTERNATIONAL STOCK (A)
                                             --------------------------------------------------------
                                                1999                   1998                  1997
                                             -----------           ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $    (8,104)          $   138,710           $   (23,939)
    Net realized gain (loss)...............    5,209,876               354,819               (50,331)
    Change in unrealized appreciation
        (depreciation) on investments......    7,742,298             2,423,801              (820,718)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   12,944,070             2,917,330              (894,988)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   10,327,110             7,881,587             2,268,440
    Benefits and other policy-related
        transactions (Note 3)..............   (3,787,076)           (2,527,577)             (295,221)
    Net transfers among funds and
        guaranteed interest account........    3,167,992             8,401,386            12,953,165
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    9,708,026            13,755,396            14,926,384
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        1,577            (4,050,846)            4,007,078
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   22,653,673            12,621,880            18,038,474
NET ASSETS
    BEGINNING OF PERIOD....................   30,660,353            18,038,474                    --
                                             -----------           -----------           -----------
NET ASSETS
    END OF PERIOD..........................  $53,314,026           $30,660,353           $18,038,474
                                             ===========           ===========           ===========


                                                            EQUITY OPTIONS (CONTINUED):
                                             ---------------------------------------------------------
                                                            ALLIANCE AGGRESSIVE STOCK
                                             ---------------------------------------------------------
                                                  1999                    1998                1997
                                             -------------          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (2,318,415)         $  (1,119,907)     $  (3,987,514)
    Net realized gain (loss)...............      33,754,225              6,840,149        107,947,093
    Change in unrealized appreciation
        (depreciation) on investments......     132,094,676             (5,980,406)       (13,921,615)
                                             --------------          -------------      -------------
    Net increase (decrease) in net assets
        from operations....................     163,530,486               (260,164)        90,037,964
                                             --------------          -------------      -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................     145,241,493            172,792,283        179,662,167
    Benefits and other policy-related
        transactions (Note 3)..............    (117,102,087)          (115,442,947)      (107,529,554)
    Net transfers among funds and
        guaranteed interest account........    (113,016,006)           (43,660,488)         1,712,877
                                             --------------          -------------       ------------
    Net increase (decrease) in net assets
        from policy-related transactions...     (84,876,600)            13,688,848         73,845,490
                                             --------------          -------------       ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........       2,197,124               (541,559)           223,792
                                             --------------           -------------      ------------

INCREASE (DECREASE) IN NET ASSETS..........      80,851,010             12,887,125        164,107,246
NET ASSETS
    BEGINNING OF PERIOD....................     971,194,053            958,306,928        794,199,683
                                             --------------          -------------       ------------
NET ASSETS
    END OF PERIOD..........................  $1,052,045,063           $971,194,053       $958,306,929
                                             ==============           ============       ============



                                                            EQUITY OPTIONS (CONTINUED):
                                             ------------------------------------------------------
                                                           ALLIANCE SMALL CAP GROWTH (A)
                                             ------------------------------------------------------
                                                 1999                 1998                1997
                                             ------------         ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (284,347)        $   (211,223)       $    (37,351)
    Net realized gain (loss)...............    4,345,484           (7,585,521)            (63,375)
    Change in unrealized appreciation
        (depreciation) on investments......   15,295,322            8,009,143             771,812
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from operations....................   19,356,459              212,399             671,086
                                             -----------          -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   16,092,219           14,863,783           2,947,848
    Benefits and other policy-related
        transactions (Note 3)..............   (5,542,747)          (3,897,615)           (599,875)
    Net transfers among funds and
        guaranteed interest account........   (8,085,585)          15,043,596          19,670,856
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    2,463,887           26,009,764          22,018,829
                                             -----------          -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (99,856)          (1,460,161)          1,208,014
                                             -----------          -----------         -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,720,490           24,762,002          23,897,929
NET ASSETS
    BEGINNING OF PERIOD....................   48,659,931           23,897,929                  --
                                             -----------          -----------         -----------
NET ASSETS
    END OF PERIOD..........................  $70,380,421          $48,659,931         $23,897,929
                                             ===========          ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQUITY OPTIONS (CONCLUDED):
                                             ------------------------------------------------------------------
                                                EQ/                                 MFS EMERGING
                                             EVERGREEN (C)                       GROWTH COMPANIES (A)
                                             -------------   --------------------------------------------------
                                                 1999             1999                1998              1997
                                             -------------   -------------        -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................     $    81      $   (640,976)        $  (156,515)      $     5,523
    Net realized gain (loss)...............          20        17,547,129           4,270,964           458,032
    Change in unrealized appreciation
        (depreciation) on investments......       1,450        70,081,784           6,824,857           171,320
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from operations....................       1,551        86,987,937          10,939,306           634,875
                                                -------      ------------         -----------       -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................       6,341        32,825,036          11,533,783         1,598,358
    Benefits and other policy-related
        transactions (Note 3)..............        (434)      (13,737,378)         (2,705,605)         (294,924)
    Net transfers among funds and
        guaranteed interest account........      21,204        76,182,753          25,975,152         8,886,415
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from policy-related transactions...      27,111        95,270,411          34,803,330        10,189,849
                                                -------      ------------         -----------       -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........          18           (72,131)         (2,575,513)        2,004,977
                                                -------      ------------         -----------       -----------

INCREASE (DECREASE) IN NET ASSETS..........      28,680       182,186,217          43,167,123        12,829,701
NET ASSETS
    BEGINNING OF PERIOD....................         --         55,996,824          12,829,701                --
                                                -------      ------------         -----------       -----------
NET ASSETS
    END OF PERIOD..........................     $28,680      $238,183,041         $55,996,824       $12,829,701
                                                =======      ============         ===========       ===========


                                                          EQUITY OPTIONS (CONCLUDED):
                                             -------------------------------------------------
                                                               WARBURG PINCUS
                                                            SMALL COMPANY VALUE (A)
                                             -------------------------------------------------
                                                1999                  1998            1997
                                             ------------        ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (113,891)        $     3,173      $   (23,238)
    Net realized gain (loss)...............   (1,591,217)           (142,969)         140,194
    Change in unrealized appreciation
        (depreciation) on investments......    1,920,459          (3,986,631)        (228,709)
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from operations....................      215,351          (4,126,427)        (111,753)
                                             -----------         -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,009,658          13,378,658        4,397,634
    Benefits and other policy-related
        transactions (Note 3)..............   (4,607,292)         (4,042,103)        (608,891)
    Net transfers among funds and
        guaranteed interest account........   (7,372,698)          7,112,708       20,737,304
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (970,332)         16,449,263       24,526,047
                                             -----------         -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (23,731)           (622,058)         611,853
                                             -----------         -----------      -----------

INCREASE (DECREASE) IN NET ASSETS..........     (778,712)         11,700,778       25,026,147
NET ASSETS
    BEGINNING OF PERIOD....................   36,726,925          25,026,147               --
                                             -----------         -----------      -----------
NET ASSETS
    END OF PERIOD..........................  $35,948,213         $36,726,925      $25,026,147
                                             ===========         ===========      ===========


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                 ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------
                                                                    ALLIANCE BALANCED
                                                    ----------------------------------------------------
                                                        1999              1998                1997
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $ 11,263,601      $  9,701,879        $ 11,212,220
    Net realized gain (loss)......................    59,723,908        44,259,317          27,027,612
    Change in unrealized appreciation
        (depreciation) on investments.............    11,891,088        20,466,577          18,495,462
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from operations...........................    82,878,597        74,427,773          56,735,294
                                                    ------------      ------------        ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    45,762,044        46,234,769          48,722,966
    Benefits and other policy-related
        transactions (Note 3).....................   (55,698,939)      (48,368,610)        (48,611,396)
    Net transfers among funds and
        guaranteed interest account...............   (25,094,055)       (4,765,223)        (55,377,177)
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........   (35,030,950)       (6,899,064)        (55,265,607)
                                                    ------------      ------------        ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        34,900          (601,644)            106,438
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS.................    47,882,547        66,927,065           1,576,125
NET ASSETS
    BEGINNING OF PERIOD...........................   498,829,011       431,901,946         430,325,821
                                                    ------------      ------------        ------------
NET ASSETS
    END OF PERIOD.................................  $546,711,558      $498,829,011        $431,901,946
                                                    ============      ============        ============


                                                                      ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                    ALLIANCE CONSERVATIVE INVESTORS
                                                    ----------------------------------------------------------
                                                       1999                   1998                   1997
                                                    ------------          ------------          -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $  5,922,184          $  6,224,160          $  6,151,782
    Net realized gain (loss)......................    11,053,201            12,201,904             6,305,200
    Change in unrealized appreciation
        (depreciation) on investments.............     2,080,409             5,279,818             8,528,010
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................    19,055,794            23,705,882            20,984,992
                                                    ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    27,333,794            26,438,125            30,425,833
    Benefits and other policy-related
        transactions (Note 3).....................   (25,964,810)          (23,690,706)          (24,998,155)
    Net transfers among funds and
        guaranteed interest account...............    (4,292,515)           (6,267,736)          (18,978,233)
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........    (2,923,531)           (3,520,317)          (13,550,555)
                                                    ------------          ------------          ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............      (195,000)             (365,872)               44,115
                                                    ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................    15,937,263            19,819,693             7,478,552
NET ASSETS
    BEGINNING OF PERIOD...........................   202,163,700           182,344,007           174,865,455
                                                    ------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $218,100,963          $202,163,700          $182,344,007
                                                    =============         ============          ============


                                                                     ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                     ALLIANCE GROWTH INVESTORS
                                                    ----------------------------------------------------------
                                                        1999                    1998                   1997
                                                    --------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $   10,885,668          $ 13,057,134          $ 14,710,285
    Net realized gain (loss)......................     119,943,716            85,805,363            53,312,210
    Change in unrealized appreciation
        (depreciation) on investments.............     120,308,421            52,648,959            47,905,948
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................     251,137,805           151,511,456           115,928,443
                                                    --------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................     118,892,312           128,264,748           139,280,509
    Benefits and other policy-related
        transactions (Note 3).....................    (114,804,492)          (99,015,298)          (95,656,635)
    Net transfers among funds and
        guaranteed interest account...............     (15,949,611)          (25,554,600)          (35,207,298)
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........     (11,861,791)            3,694,850             8,416,576
                                                    --------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        (471,570)             (418,319)              194,270
                                                    --------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................     238,804,444           154,787,987           124,539,289
NET ASSETS
    BEGINNING OF PERIOD...........................     978,087,905           823,299,918           698,760,629
                                                    --------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $1,216,892,349          $978,087,905          $823,299,918
                                                    ==============          ============          ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                    FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                              ASSET ALLOCATION OPTIONS (CONCLUDED):
                                               ---------------------------------------------------------------------
                                               EQ/EVERGREEN
                                               FOUNDATION (C)                       EQ/PUTNAM BALANCED
                                               --------------      -------------------------------------------------
                                                   1999                1999              1998              1997
                                               --------------      -----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income...................     $    29           $    2,956        $    92,355         $  243,727
    Net realized gain (loss)................         302              632,039            419,996             31,680
    Change in unrealized appreciation
        (depreciation) on investments.......      (1,505)            (752,142)           (10,350)           270,232
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from operations.....................      (1,174)            (117,147)           502,001            345,639
                                                 -------           ----------        -----------         ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)...................          93            2,976,182          1,733,126            213,829
    Benefits and oth`er policy-related
        transactions (Note 3)...............         (53)            (738,901)          (429,944)           (60,092)
    Net transfers among funds and
        guaranteed interest account.........       2,377              381,163          2,537,998          1,458,185
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from policy related-transactions....       2,417            2,618,444          3,841,180          1,611,922
                                                 -------           ----------        -----------         ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4).........       1,605              (79,687)        (2,292,055)         2,000,806
                                                 -------           ----------        -----------         ----------

INCREASE (DECREASE) IN NET ASSETS...........       2,848            2,421,610          2,051,126          3,958,367
NET ASSETS
    BEGINNING OF PERIOD.....................          --            6,009,493          3,958,367                 --
                                                 -------           ----------        -----------         ----------
NET ASSETS
    END OF PERIOD...........................     $ 2,848           $8,431,103        $ 6,009,493        $ 3,958,367
                                                 =======           ==========        ===========        ===========


                                                        ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                 -----------------------------------------------
                                                                    MERRILL LYNCH
                                                                  WORLD STRATEGY (A)
                                                 -----------------------------------------------
                                                     1999              1998              1997
                                                 -------------     ----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income......................  $   22,881        $   24,281        $   14,446
    Net realized gain (loss)...................     265,460            19,432            35,369
    Change in unrealized appreciation
        (depreciation) on investments..........     665,736           225,660           (37,926)
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from operations........................     954,077           269,373            11,889
                                                 ----------        ----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)......................   1,304,821         1,050,984           334,133
    Benefits and oth`er policy-related
        transactions (Note 3)..................    (511,416)         (294,100)          (41,646)
    Net transfers among funds and
        guaranteed interest account............    (504,202)        1,271,852         1,374,499
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from policy related-transactions.......     289,203         2,028,736         1,666,986
                                                 ----------        ----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)............    (999,768)         (849,043)        2,000,771
                                                 ----------        ----------        ----------

INCREASE (DECREASE) IN NET ASSETS..............     243,512         1,449,066         3,679,646
NET ASSETS
    BEGINNING OF PERIOD........................   5,128,712         3,679,646                --
                                                 -----------       -----------       ----------
NET ASSETS
    END OF PERIOD..............................  $5,372,224        $5,128,712        $3,679,646
                                                 ==========        ==========        ==========

See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  General

    Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

    For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

    Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

    Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

    AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

    The Account consists of thirty variable investment options:

    FIXED INCOME OPTIONS:
       Domestic Fixed Income:
       o Alliance Intermediate Government Securities
       o Alliance Money Market
       o Alliance Quality Bond
       Aggressive Fixed Income:
       o Alliance High Yield
    EQUITY OPTIONS:
       Domestic Equity:
       o  Alliance Common Stock
       o  Alliance Equity Index
       o  Alliance Growth & Income
       o  EQ/Alliance Premier Growth
       o  Capital Guardian Research
       o  Capital Guardian U.S. Equity
       o  Merrill Lynch Basic Value Equity
       o  MFS Growth with Income
       o  MFS Research
       o  EQ/Putnam Growth & Income Value
       o  T. Rowe Price Equity Income
       International Equity:
       o  Alliance Global
       o  Alliance International
       o  Morgan Stanley Emerging Markets Equity
       o  T. Rowe Price International Stock
       Aggressive Equity:
       o  Alliance Aggressive Stock
       o  Alliance Small Cap Growth
       o  EQ/Evergreen
       o  MFS Emerging Growth Companies
       o  Warburg Pincus Small Company Value
    ASSET ALLOCATION OPTIONS:
       o  Alliance Balanced
       o  Alliance Conservative Investors
       o  Alliance Growth Investors
       o  EQ/Evergreen Foundation
       o  EQ/Putnam Balanced
       o  Merrill Lynch World Strategy

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.  General (Continued)

    The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

    The Account supports the operations of Incentive Life, Incentive Life 2000, Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life Plus(SM) Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. Incentive Life policies sold during 1999 and thereafter ("Incentive Life sales 1999 and after") reflect an investment in Class IB of the Alliance portfolios and are different from Incentive Life products (see Note 6).

    All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430
    for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

    The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                       Mortality
                                      and Expense       Mortality      Administrative        Total
                                    --------------    -------------   ---------------    ------------
          Incentive Life,
          Incentive Life 2000,
          Incentive Life Plus
            Second Series,
          Champion 2000 (a)             .60%               --                --               .60%
          IL Plus Original
          Series, IL COLI (b)           .85%               --                --               .85%
          Survivorship
          Incentive Life (a)            .60%               --                --               .60%
          Survivorship 2000 (a)         .90%               --                --               .90%
          IL Protector (a)              .80%               --                --               .80%
          SP Flex (a)                   .85%              .60%             .35%              1.80%

          ----------------------
          (a)  Charged to daily net assets of the Account.
          (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.  Amounts Retained by Equitable Life in Separate Account FP

    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
    (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----

    FIXED INCOME OPTIONS:

       Alliance Intermediate Government Securities                        $  (194,809)       $  (685,662)      $        --

       Alliance Money Market                                                 (531,900)        (1,591,380)               --

       Alliance Quality Bond                                               (1,882,364)        (1,509,018)               --

       Alliance High Yield                                                  1,254,634         (1,839,368)               --


    + Formerly known as Equitable Variable Life Insurance Company Separate
      Account FP.



                                      FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----
    EQUITY OPTIONS:
       Alliance Common Stock                                             $(24,309,506)      $(17,381,053)       $       --
       Alliance Equity Index                                               (4,878,705)        (2,293,340)               --
       Alliance Growth & Income                                            (1,193,588)        (1,285,852)               --
       EQ/Alliance Premier Growth                                             (60,529)                --                --
       Capital Guardian Research                                                   --                 --                --
       Capital Guardian U.S. Equity                                                --                 --                --
       Merrill Lynch Basic Value Equity                                      (196,510)        (1,459,281)        1,200,000
       MFS Growth with Income                                                  29,599                 --                --
       MFS Research                                                          (218,336)        (2,558,541)        2,000,000
       EQ/Putnam Growth & Income Value                                       (177,637)        (1,391,562)        1,200,000
       T. Rowe Price Equity Income                                           (365,303)        (1,667,503)        1,300,000
       Alliance Global                                                     (3,414,228)        (3,632,595)               --
       Alliance International                                                (370,877)          (398,118)               --
       Morgan Stanley Emerging Markets Equity                              (2,019,694)           (21,425)        4,000,000
       T. Rowe Price International Stock                                     (194,106)        (4,170,518)        4,000,000
       Alliance Aggressive Stock                                           (3,284,577)        (6,122,856)               --
       Alliance Small Cap Growth                                             (384,204)        (1,675,446)        1,200,000
       EQ/Evergreen                                                                --                 --                --
       MFS Emerging Growth Companies                                         (713,109)        (2,732,997)        2,000,000
       Warburg Pincus Small Company Value                                    (204,730)          (790,600)          600,000
    ASSET ALLOCATION OPTIONS:
       Alliance Balanced                                                  $(3,060,971)       $(3,367,411)       $       --
       Alliance Conservative Investors                                     (1,439,722)        (1,502,507)               --
       Alliance Growth Investors                                           (6,678,645)        (5,613,223)               --
       EQ/Evergreen Foundation                                                     --                 --                --
       EQ/Putnam Balanced                                                    (119,105)        (2,310,799)        2,000,000
       Merrill Lynch World Strategy                                        (1,018,674)          (861,511)        2,000,000

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

    The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life Sales 1999 and after, Survivorship Incentive Life and Survivorship 2000 for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced, Alliance Growth Investors are different from other products in the same variable investment option because distribution fees of 0.25% of the average daily assets of the variable investment option are deducted (see
    Note 1).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


FIXED INCOME OPTIONS:

                                                                                                               APRIL 1 (A) TO
                                      YEARS ENDED DECEMBER 31,                             DECEMBER 31,
ALLIANCE INTERMEDIATE               ------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES               1999      1998     1997     1996     1995     1994      1993     1992           1991
---------------------               ----      ----     ----     ----     ----     ----      ----     ----           ----
Gross return......................  0.02%    7.74%     7.29%    3.78%   13.33%   (4.37)%   10.58%    5.60%         12.26%
Net return........................ (0.46)%   7.10%     6.65%    3.15%   12.65%   (4.95)%    9.88%    4.96%         11.60%


                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
----------------------              ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return......................  4.96%    5.34%     5.42%    5.33%    5.74%    4.02%    3.00%     3.56%    6.18%    8.24%
Net return........................  4.35%    4.71%     4.79%    4.70%    5.11%    3.39%    2.35%     2.94%    5.55%    7.59%

                                                                                             OCTOBER 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,                      DECEMBER 31,
                                  --------------------------------------------------------  -----------------

ALLIANCE QUALITY BOND               1999      1998     1997     1996     1995     1994            1993
---------------------               ----      ----     ----     ----     ----     ----            ----
Gross return...................... (2.00)%   8.69%     9.14%    5.36%   17.02%   (5.10)%        (0.51)%
Net return........................ (2.59)%   8.03%     8.49%    4.73%   16.32%   (5.67)%        (0.66)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                 1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
------------------                  ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%   23.15%   12.31%   24.46%   (1.12)%
Net return........................ (3.93)%  (5.72)%   17.76%   22.14%   19.20%   (3.37)%   22.41%   11.64%   23.72%   (1.71)%

EQUITY OPTIONS:

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------             ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 25.19%    29.39%   29.40%   24.28%   32.45%   (2.14)%   24.84%    3.22%   37.88%   (8.12)%
Net return........................ 24.44%    28.61%   28.44%   23.53%   31.66%   (2.73)%   24.08%    2.60%   37.06%   (8.67)%


                                                                                   SEPTEMBER 30 (A)
                                             YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                  -----------------------------------------------  -----------------
ALLIANCE EQUITY INDEX               1999      1998     1997     1996     1995           1994
---------------------               ----      ----     ----     ----     ----           ----
Gross return...................... 20.38%    28.07%   32.58%   22.39%   36.48%          1.08%
Net return........................ 19.66%    27.30%   31.77%   21.65%   35.66%          0.58%


                                                                                             OCTOBER (A) TO
                                               YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                  --------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME            1999      1998     1997     1996     1995     1994            1993
------------------------            ----      ----     ----     ----     ----     ----            ----
Gross return...................... 18.66%    20.86%   26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return........................ 17.95%    20.14%   25.99%   19.36%   23.33%   (1.17)%        (0.41)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                   ----------------
EQ/ALLIANCE PREMIER GROWTH               1999
--------------------------               ----
Gross return.......................     18.97%
Net return.........................     18.52%


                                   AUGUST 30 (C) TO
                                     DECEMBER 31,
                                   ----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return.......................      7.10%
Net return.........................      6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY             1999
----------------------------             ----
Gross return......................       3.76%
Net return........................       3.32%

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY      1999            1998             1997
--------------------------------      ----            ----             ----
Gross return......................    19.00%         11.59%           16.99%
Net return........................    18.23%         10.91%           16.55%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                   1999
----------------------                   ----
Gross return......................       8.76%
Net return........................       8.06%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MFS RESEARCH                          1999            1998             1997
--------------                        ----            ----             ----
Gross return......................    23.12%         24.11%           16.07%
Net return........................    22.38%         23.36%           15.59%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE       1999            1998             1997
-------------------------------       ----            ----             ----
Gross return......................    (1.27)%        12.75%           16.23%
Net return........................    (1.95)%        12.14%           15.75%

-------------------

 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONTINUED):

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  -------------
T. ROWE PRICE EQUITY INCOME          1999            1998             1997
---------------------------          ----            ----             ----
Gross return......................   3.54%           9.11%           22.11%
Net return........................   2.93%           8.42%           21.64%

                                                                     YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                     1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
---------------                     ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 38.53%    21.80%   11.66%   14.60%   18.81%    5.23%    32.09%   (0.50)%  30.55%   (6.07)%
Net return........................ 37.70%    21.07%   10.88%   13.91%   18.11%    4.60%    31.33%   (1.10)%  29.77%   (6.63)%


                                                                                                   APRIL 3 (A) TO
                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                  ----------------------------------------------------------     -----------------
ALLIANCE INTERNATIONAL                 1999           1998           1997          1996                1995
----------------------                 ----           ----           ----          ----                ----
Gross return......................    37.31%         10.57%        (2.98)%         9.82%              11.29%
Net return........................    36.96%          9.90%        (3.63)%         9.15%              10.79%


                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31      DECEMBER 31,
MORGAN STANLEY EMERGING           -----------------------------  ---------------
MARKETS EQUITY                        1999             1998            1997
--------------                        ----             ----            ----
Gross return......................    95.82%          (27.10)%       (20.16)%
Net return........................    94.57%          (27.46)%       (20.37)%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
T. ROWE PRICE INTERNATIONAL
STOCK                                 1999            1998             1997
---------------------------           ----            ----             ----
Gross return......................    31.92%         13.68%           (1.49)%
Net return........................    31.08%         13.01%           (1.90)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%   16.77%   (3.16)%  86.86%    8.17%
Net return........................ 18.13%   (0.31)%   10.14%   21.46%   30.85%   (4.39)%   16.05%   (3.74)%  85.75%    7.51%

                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
ALLIANCE SMALL CAP GROWTH                1999           1998           1997
-------------------------                ----           ----           ----

Gross return......................      27.75%        (4.28)%         26.74%
Net return........................      27.14%        (4.85)%         26.18%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONCLUDED):

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/EVERGREEN                             1999
------------                             ----
Gross return......................       9.70%
Net return........................       9.06%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
MFS EMERGING GROWTH COMPANIES            1999           1998           1997
-----------------------------            ----           ----           ----
Gross return......................      73.62%         34.57%         22.42%
Net return........................      72.63%         33.71%         21.95%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
WARBURG PINCUS
SMALL COMPANY VALUE                    1999            1998            1997
-------------------                    ----            ----            ----
Gross return......................     1.80%          (10.02)%        19.15%
Net return........................     1.19%          (10.55)%        18.65%


ASSET ALLOCATION OPTIONS:

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------                   ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 17.79%    18.11%   15.06%   11.68%   19.75%   (8.02)%   12.28%   (2.84)%  41.26%    0.24 %
Net return........................ 17.09%    17.40%   14.30%   11.00%   19.03%   (8.57)%   11.64%   (3.42)%  40.42%   (0.36)%


                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
INVESTORS                           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------------       ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%    5.72%   19.87%    6.37%
Net return........................  9.48%   13.20%    12.55%    4.57%   19.68%   (4.67)%   10.15%    5.09%   19.16%    5.73%

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 26.58%    19.13%   16.87%   12.61%   26.37%   (3.15)%   15.26%    4.90%   48.89%   10.66%
Net return........................ 25.82%    18.41%   16.07%   11.93%   25.62%   (3.73)%   14.58%    4.27%   48.01%   10.00%


                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                  1999
-----------------------                  ----
Gross return.....................       7.38%
Net return.......................       6.72%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

ASSET ALLOCATION OPTIONS (CONCLUDED):


                                                                    MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,       DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM BALANCED                    1999            1998             1997
------------------                    ----            ----             ----
Gross return......................     0.01%         11.92%           14.38%
Net return........................    (0.56)%        11.14%           14.02%

                                                                    MAY 1 (A) TO
                                        YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH WORLD STRATEGY          1999            1998             1997
----------------------------          ----            ----             ----
Gross return......................    21.35%          6.81%            4.70%
Net return........................    20.62%          6.18%            4.29%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

FIXED INCOME OPTIONS:

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                    1999
----------------------                   ----
Gross return......................      (0.23)%
Net return........................       0.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                    1999
---------------------                    ----
Gross return......................       4.71%
Net return........................       4.10%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE QUALITY BOND                    1999
---------------------                    ----
Gross return......................      (2.25)%
Net return........................      (0.95)%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                      1999
------------------                       ----
Gross return......................      (3.58)%
Net return........................      (4.16)%


EQUITY OPTIONS:

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
---------------------                   ----
Gross return......................      24.88%
Net return........................      24.13%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE EQUITY INDEX                   1999
---------------------                   ----
Gross return......................      20.08%
Net return........................       9.66%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH & INCOME                 1999
------------------------                 ----
Gross return......................      18.37%
Net return........................       6.33%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------


EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return......................      18.97%
Net return........................      18.52%

                                   AUGUST 30 (C) TO
                                    DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return......................       7.10%
Net return........................       6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return......................       3.76%
Net return........................       3.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----

Gross return......................      19.00%
Net return........................      18.23%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                  1999
----------------------                  ----
Gross return......................      8.76%
Net return........................      8.06%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MFS RESEARCH                            1999
------------                            ----
Gross return......................      23.12%
Net return........................      22.38%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/PUTNAM GROWTH & INCOME VALUE         1999
-------------------------------         ----
Gross return......................     (1.27)%
Net return........................     (1.95)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONTINUED):

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE EQUITY INCOME                 1999
---------------------------                 ----
Gross return...........................     3.54%
Net return.............................     2.93%

                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE GLOBAL                             1999
---------------                             ----
Gross return...........................    38.17%
Net return.............................    27.23%

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
ALLIANCE INTERNATIONAL                      1999
---------------------                       ----
Gross return...........................    36.90%
Net return.............................    34.41%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return...........................    95.82%
Net return.............................    94.57%


                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE INTERNATIONAL STOCK           1999
---------------------------------           ----
Gross return...........................    31.92%
Net return.............................    31.08%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return...........................    18.55%
Net return.............................    17.83%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONCLUDED):


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return...........................    27.46%
Net return.............................    26.86%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return...........................     9.70%
Net return.............................     9.06%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return...........................    73.62%
Net return.............................    72.63%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
WARBURG PINCUS SMALL COMPANY VALUE          1999
----------------------------------          ----
Gross return...........................     1.80%
Net return.............................     1.19%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

ASSET ALLOCATION OPTIONS:


                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE BALANCED                        1999
-----------------                        ----
Gross return......................      17.50%
Net return........................      10.98%



                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE CONSERVATIVE INVESTORS         1999
-------------------------------         ----
Gross return......................      9.87%
Net return........................      5.79%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH INVESTORS               1999
-------------------------               ----
Gross return......................     26.27%
Net return........................     15.36%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return......................      7.38%
Net return........................      6.72%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM BALANCED                      1999
--------------------                    ----
Gross return......................      0.01%
Net return........................     (0.56)%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return......................     21.35%
Net return........................     20.62%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

FIXED INCOME OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                          DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     1999     1998      1997     1996     1995     1994     1993           1992
-------------------------------------------     ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%  10.58%         0.90%
Net return.................................... (0.76)%   6.78%    6.33%     2.84%   12.31%   (5.23)%   9.55%         0.56%


                                                                                                                  AUGUST 17 (A) TO
                                                                                                                       TO
                                                                  YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE MONEY MARKET                           1999     1998      1997     1996     1995     1994     1993           1992
---------------------                           ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  4.96%    5.34%    5.42%     5.33%    5.74%    4.02%    3.00%         1.11%
Net return....................................  4.04%    4.39%    4.47%     4.38%    4.80%    3.08%    2.04%         0.77%


                                                                                                         OCTOBER 1 (A) TO
                                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE QUALITY BOND                           1999     1998      1997     1996     1995     1994            1993
---------------------                           ----     ----      ----     ----     ----     ----            ----
Gross return.................................. (2.00)%   8.69%    9.14%     5.36%   17.02%   (5.10)%        (0.51)%
Net return.................................... (2.88)%   7.71%    8.16%     4.41%   15.97%   (5.95)%        (0.73)%


                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE HIGH YIELD                             1999     1998      1997     1996     1995     1994     1993           1992
-------------------                             ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%  23.15%         1.84%
Net return.................................... (4.22)%  (6.00)%   17.40%   21.77%   18.84%   (3.66)%  22.04%         1.50%


EQUITY OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE COMMON STOCK                           1999     1998      1997     1996     1995     1994     1993           1992
----------------------                          ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 25.19%   29.39%    29.40%   24.28%   32.45%   (2.14)%  24.84%         5.28%
Net return.................................... 24.07%   28.22%    28.06%   23.15%   31.26%   (3.02)%  23.70%         4.93%


                                                                                                                MARCH 1 (A) TO
                                                                      YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                                ------------------------------------------------------------  -----------------
ALLIANCE EQUITY INDEX                             1999        1998        1997        1996         1995             1994
--------------------                             ----        ----        ----        ----         ----             ----
Gross return..................................   20.38%      28.07%      32.58%      22.39%       36.48%           1.08%
Net return....................................   19.30%      26.92%      31.38%      21.28%       35.26%           0.33%


                                                                                                        OCTOBER 1 (A) TO
                                                                       YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME                        1999     1998      1997     1996     1995     1994            1993
------------------------                        ----     ----      ----     ----     ----     ----            ----
Gross return.................................. 18.66%   20.86%    26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return.................................... 17.60%   19.78%    25.61%   19.00%   22.96%   (1.47)%        (0.48)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                JUNE 4 (C) TO
                                                DECEMBER 31,
                                              -----------------
EQ/ALLIANCE PREMIER GROWTH                           1999
--------------------------                           ----
Gross return..................................      18.97%
Net return....................................      18.28%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN RESEARCH                            1999
-------------------------                            ----
Gross return..................................       7.10%
Net return....................................       6.46%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN U.S. EQUITY                         1999
--------------------------                           ----
Gross return..................................       3.76%
Net return....................................       3.11%


                                                                               MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY                  1999            1998             1997
--------------------------------                  ----            ----             ----
Gross return..................................    19.00%         11.59%           16.99%
Net return....................................    17.87%         10.58%           16.32%



                                                JUNE 4 (B) TO
                                                DECEMBER 31,
                                              -----------------
MFS GROWTH WITH INCOME                               1999
----------------------                               ----
Gross return..................................       8.76%
Net return....................................       7.74%


                                                                                MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
MFS RESEARCH                                      1999            1998            1997
------------                                      ----            ----            ----
Gross return..................................    23.12%         24.11%           16.07%
Net return....................................    22.01%         22.99%           15.36%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE                   1999            1998            1997
-------------------------------                   ----            ----            ----
Gross return..................................    (1.27)%        12.75%           16.23%
Net return....................................    (2.25)%        11.81%           15.52%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
T. ROWE PRICE EQUITY INCOME FUND                  1999            1998            1997
--------------------------------                  ----            ----            ----
Gross return..................................    3.54%           9.11%           22.11%
Net return....................................    2.62%           8.09%           21.40%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                                                                                AUGUST 17 (A) TO
                                                                   YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------------    ----------------
ALLIANCE GLOBAL                                 1999     1998     1997     1996     1995      1994     1993          1992
---------------                                 ----     ----     ----     ----     ----      ----     ----          ----
Gross return.................................  38.53%   21.80%    11.66%   14.60%   18.81%    5.23%   32.09%         4.87%
Net return...................................  37.28%   20.70%    10.54%   13.56%   17.75%    4.29%   30.93%        44.52%

                                                                                                    APRIL 3 (A) TO
                                                                   YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                               --------------------------------------------------  ----------------
ALLIANCE
INTERNATIONAL                                     1999           1998        1997        1996            1995
-------------                                     ----           ----        ----        ----            ----
Gross return.................................     37.31%        10.57%      (2.98)%      9.82%          11.29%
Net return...................................     36.55%         9.57%      (3.93)%      8.82%          10.55%

                                                                              AUGUST 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                               -----------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY            1999            1998            1997
--------------------------------------            ----            ----            ----
Gross return..................................    95.82%        (27.10)%        (20.16)%
Net return....................................    93.98%        (27.68)%        (20.46)%

                                                                              MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                              ------------------------------  ------------
T. ROWE PRICE INTERNATIONAL STOCK                  1999           1998             1997
---------------------------------                  ----           ----             ----
Gross return..................................    31.92%         13.68%           (1.49)%
Net return....................................    30.68%         12.67%           (2.10)%

                                                                                                                  MARCH 1 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------   --------------
ALLIANCE AGGRESSIVE STOCK                       1999     1998      1997     1996     1995     1994     1993           1992
-------------------------                       ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%  16.77%         11.49%
Net return.................................... 17.77%   (0.62)%    9.81%   21.09%   30.46%   (4.68)%  15.70%         11.11%


                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
ALLIANCE SMALL CAP GROWTH                         1999            1998            1997
-------------------------                         ----            ----            ----
Gross return..................................    27.75%         (4.28)%         26.74%
Net return....................................    26.76%         (5.14)%         25.92%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                              -----------------
EQ/EVERGREEN                                       1999
------------                                       ----
Gross return..................................     9.70%
Net return....................................     8.73%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MFS EMERGING GROWTH COMPANIES                      1999             1998          1997
-----------------------------                      ----             ----          ----
Gross return..................................    73.62%           34.57%         22.42%
Net return....................................    72.11%           33.31%         21.70%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999
RATES OF RETURN:

SURVIVORSHIP 2000
-----------------


EQUITY OPTIONS (CONCLUDED):

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
WARBURG PINCUS SMALL COMPANY VALUE                1999            1998            1997
----------------------------------                ----            ----            ----
Gross return..................................    1.80%          (10.02)%        19.15%
Net return....................................    0.88%          (10.82)%        18.41%


ASSET ALLOCATION OPTIONS:

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE BALANCED                               1999     1998     1997     1996     1995      1994     1993           1992
-----------------                               ----     ----     ----     ----     ----      ----     ----           ----
Gross return.................................. 17.79%   18.11%    15.06%   11.68%   19.75%   (8.02)%  12.28%          5.37%
Net return.................................... 16.73%   17.05%    13.96%   10.67%   18.68%   (8.84)%  11.30%          5.02%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE CONSERVATIVE INVESTORS                 1999     1998      1997     1996     1995     1994      1993         1992
-------------------------------                 ----     ----      ----     ----     ----     ----      ----         ----
Gross return.................................. 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%        1.38%
Net return....................................  9.15%   12.85%    12.21%    4.26%   19.32%   (4.96)%    9.81%        1.04%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE GROWTH INVESTORS                       1999     1998     1997     1996      1995     1994     1993           1992
-------------------------                       ----     ----     ----     ----      ----     ----     ----           ----
Gross return.................................. 26.58%   19.13%    16.87%   12.61%   26.37%   (3.15)%  15.26%         6.89%
Net return.................................... 25.44%   18.06%    15.72%   11.59%   25.24%   (4.02)%  14.24%         6.53%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                               ----------------
EQ/EVERGREEN FOUNDATION                              1999
-----------------------                              ----
Gross return..................................       7.38%
Net return....................................       6.14%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
EQ/PUTNAM BALANCED                                 1999            1998            1997
------------------                                 ----            ----            ----
Gross return..................................     0.01%           11.92%         14.38%
Net return....................................    (0.86)%          10.81%         13.79%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MERRILL LYNCH WORLD STRATEGY                       1999             1998           1997
----------------------------                       ----             ----           ----
Gross return..................................    21.35%            6.81%          4.70%
Net return....................................    20.25%            5.86%          4.08%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


FIXED INCOME OPTIONS:


                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                      1999             1998             1997             1996             1995
--------------------------------                ----             ----             ----             ----             ----
Gross return .........................          0.02%            7.74%            7.29%            3.78%           13.31%
Net return ...........................          0.02%            7.74%            7.29%            3.78%           13.31%

ALLIANCE MONEY MARKET
----------------------
Gross return .........................          4.96%            5.34%            5.42%            5.33%            5.69%
Net return ...........................          4.96%            5.34%            5.42%            5.33%            5.69%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................         (2.00)%           8.69%            9.14%            5.36%           17.13%
Net return ...........................         (2.00)%           8.69%            9.14%            5.36%           17.13%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%
Net return ...........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%


EQUITY OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                           1999             1998             1997             1996             1995
---------------------                           ----             ----             ----             ----             ----
Gross return .........................         25.19%           29.39%           29.40%           24.28%           33.07%
Net return ...........................         25.19%           29.39%           29.40%           24.28%           33.07%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................         20.38%           28.07%           32.57%           22.38%           36.53%
Net return ...........................         20.38%           28.07%           32.57%           22.38%           36.53%

ALLIANCE GROWTH & INCOME
------------------------
Gross return .........................         18.66%           20.86%           26.90%           20.09%           24.38%
Net return ...........................         18.66%           20.86%           26.90%           20.09%           24.38%


                                            JUNE 4 (C) TO
                                            DECEMBER 31,
                                          ------------------
EQ/ALLIANCE PREMIER GROWTH                      1999
--------------------------                      ----
Gross return .........................         18.97%
Net return ...........................         19.55%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                           AUGUST 30 (C) TO
                                             DECEMBER 31,
                                          ------------------
CAPITAL GUARDIAN RESEARCH                       1999
-------------------------                       ----
Gross return .........................          7.10%
Net return ...........................          8.04%

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Gross return .........................          3.76%
Net return ...........................          3.56%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH BASIC VALUE EQUITY               1999             1998               1997
--------------------------------               ----             ----               ----
Gross return .........................         19.00%           11.59%             17.02%
Net return ...........................         19.00%           11.59%             17.02%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
MFS GROWTH WITH INCOME                         1999
----------------------                         ----
Gross return .........................         8.76%
Net return ...........................         3.50%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS RESEARCH                                   1999             1998               1997
------------                                   ----             ----               ----
Gross return .........................         23.12%           24.11%             16.05%
Net return ...........................         23.12%           24.11%             16.05%

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Gross return .........................         (1.27)%          12.75%             14.48%
Net return ...........................         (1.27)%          12.75%             14.48%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return .........................          3.54%            9.11%             22.13%
Net return ...........................          3.54%            9.11%             22.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                1999             1998             1997             1996             1995
---------------                                ----             ----             ----             ----             ----
Gross return .........................         38.53%           21.80%           11.66%           14.60%           19.38%
Net return ...........................         38.53%           21.80%           11.66%           14.60%           19.38%


                                                                                                    APRIL 30 (A) TO
                                                     YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                        ---------------------------------------------------   --------------------------------
ALLIANCE INTERNATIONAL                          1999             1998             1997             1996             1995
----------------------                          ----             ----             ----             ----             ----
Gross return .........................         37.31%           10.57%           (3.05)%           9.81%           11.29%
Net return ...........................         37.31%           10.57%           (3.05)%           9.81%           11.29%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
MORGAN STANLEY EMERGING MARKETS EQUITY         1999             1998               1997
--------------------------------------         ----             ----               ----
Gross return .........................         95.82%          (27.10)%          (20.19)%
Net return ...........................         95.82%          (27.10)%          (20.19)%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK              1999             1998               1997
---------------------------------              ----             ----               ----
Gross return .........................         31.92%           13.68%            (1.50)%
Net return ...........................         31.92%           13.68%            (1.50)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONCLUDED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                       1999             1998             1997             1996             1995
-------------------------                       ----             ----             ----             ----             ----
Gross return .........................         18.84%            0.29%           10.94%           22.20%           33.00%
Net return ...........................         18.84%            0.29%           10.94%           22.20%           33.00%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
ALLIANCE SMALL CAP GROWTH                       1999             1998             1997
-------------------------                       ----             ----             ----
Gross return .........................         27.75%           (4.28)%          26.69%
Net return ...........................         27.75%           (4.28)%          26.69%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN                                   1999
------------                                   ----
Gross return .........................         9.70%
Net return ...........................         7.10%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                  1999             1998               1997
-----------------------------                  ----             ----               ----
Gross return .........................         73.62%           34.57%            22.44%
Net return ...........................         73.62%           34.57%            22.44%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
WARBURG PINCUS SMALL COMPANY VALUE              1999             1998               1997
----------------------------------              ----             ----               ----
Gross return .........................          1.80%          (10.02)%           19.13%
Net return ...........................          1.80%          (10.02)%           19.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


ASSET ALLOCATION OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE BALANCED                              1999             1998             1997             1996             1995
-----------------                              ----             ----             ----             ----             ----
Gross return .........................         17.79%           18.11%           15.06%           11.68%           20.32%
Net return ...........................         17.79%           18.11%           15.06%           11.68%           20.32%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................         10.14%           13.88%           13.25%            5.21%           20.59%
Net return ...........................         10.14%           13.88%           13.25%            5.21%           20.59%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................         26.58%           19.13%           16.87%%          12.61%           26.92%
Net return ...........................         27.58%           19.13%           16.87%%          12.61%           26.92%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN FOUNDATION                       1999
-----------------------                       ----
Gross return .........................        7.38%
Net return ...........................        6.97%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  --------------
EQ/PUTNAM BALANCED                              1999            1998               1997
------------------                              ----            ----               ----
Gross return .........................          0.01%           11.92%            14.48%
Net return ...........................          0.01%           11.92%            14.48%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH WORLD STRATEGY                    1999             1998               1997
----------------------------                    ----             ----               ----
Gross return .........................         21.35%            6.81%             4.71%
Net return ...........................         21.35%            6.81%             4.71%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


FIXED INCOME OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                            1999              1998               1997                 1996
---------------------                            ----              ----               ----                 ----
Gross return .........................           0.02%             7.74%              7.29%                3.78%
Net return ...........................          (0.66)%            6.88%              6.43%                4.49%

ALLIANCE MONEY MARKET
---------------------
Gross return .........................           4.96%             5.34%              5.42%                5.33%
Net return ...........................           4.14%             4.50%              4.57%                2.98%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................          (2.00)%            8.69%              9.14%                5.36%
Net return ...........................          (2.78)%            7.82%              8.27%                7.86%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................          (3.35)%           (5.15)%            18.47%               22.89%
Net return ...........................          (4.13)%           (5.91)%            17.52%               13.90%

EQUITY OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE COMMON STOCK                           1999              1998               1997                  1996
---------------------                           ----              ----               ----                  ----
Gross return .........................          25.19%           29.39%              29.40%               24.28%
Net return ...........................          24.19%           28.35%              28.18%               17.44%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................          20.38%           28.07%              32.58%               22.39%
Net return ...........................          19.42%           27.05%              31.51%               16.25%

ALLIANCE GROWTH AND INCOME
--------------------------
Gross return .........................          18.66%           20.86%              26.90%               20.09%
Net return ...........................          17.71%           19.90%              25.74%               15.63%


                                           JUNE 4 (C) TO
                                            DECEMBER 31,
                                         -------------------
EQ/ALLIANCE PREMIER GROWTH                       1999
--------------------------                       ----
Gross return .........................          18.97%
Net return ...........................          18.36%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN RESEARCH                        1999
-------------------------                        ----
Gross return .........................           7.10%
Net return ...........................           6.53%


                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN U.S. EQUITY                     1999
----------------------------                     ----
Gross return .........................           3.76%
Net return ...........................           3.28%


                                                                                MAY 1 (A) TO
                                               YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  -----------------
MERRILL LYNCH BASIC VALUE EQUITY                1999              1998               1997
--------------------------------                ----              ----               ----
Gross return .........................          19.00%           11.59%              16.99%
Net return ...........................          17.99%           10.69%              16.40%


                                           JUNE 4 (B) TO
                                            DECEMBER 31,
                                         -------------------
MFS GROWTH WITH INCOME                           1999
----------------------                           ----
Gross return .........................           8.76%
Net return ...........................           7.85%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS RESEARCH                                    1999             1998               1997
------------                                    ----             ----               ----
Gross return..........................          23.12%           24.11%            16.07%
Net return............................          22.13%           23.11%            15.43%

EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------
Gross return..........................          (1.27)%          12.75%            16.23%
Net return............................          (2.15)%          11.92%            13.87%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return..........................           3.54%            9.11%            22.11%
Net return............................           2.73%            8.20%            21.48%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                                                                               AUGUST 5 (A) TO
                                                      YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         ----------------------------------------------------  ----------------
ALLIANCE GLOBAL                                  1999             1998               1997           1996
---------------                                  ----             ----               ----           ----
Gross return .........................          38.53%           21.80%              11.66%        14.60%
Net return ...........................          37.42%           20.83%              10.65%         6.78%

ALLIANCE INTERNATIONAL
----------------------
Gross return .........................          37.31%           10.57%              (2.98)%        9.82%
Net return ...........................          36.68%            9.68%              (3.83)%        2.11%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY          1999             1998               1997
--------------------------------------          ----             ----               ----
Gross return..........................          95.82%          (27.10)%          (20.16)%
Net return............................          94.18%          (27.60)%          (20.43)%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK               1999             1998               1997
---------------------------------               ----             ----               ----
Gross return..........................          31.92%           13.68%            (1.49)%
Net return............................          30.81%           12.79%            (2.03)%


                                                                                                 AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         -----------------------------------------------------   ---------------
ALLIANCE AGGRESSIVE STOCK                       1999              1998                1997              1996
-------------------------                       ----              ----                ----              ----
Gross return .........................          18.84%            0.29%              10.94%            22.20%
Net return ...........................          17.89%           (0.52)%              9.92%             6.22%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
ALLIANCE SMALL CAP GROWTH                       1999             1998               1997
-------------------------                       ----             ----               ----
Gross return..........................          27.75%           (4.28)%           26.74%
Net return............................          26.89%           (5.04)%           26.01%


                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                         ------------------
EQ/EVERGREEN                                    1999
------------                                    ----
Gross return..........................          9.70%
Net return............................          6.81%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS: (CONCLUDED):

                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                   1999             1998               1997
-----------------------------                   ----             ----               ----
Gross return..........................         73.62%           34.57%            22.42%
Net return............................         72.28%           33.44%            21.78%

WARBURG PINCUS SMALL COMPANY VALUE
-----------------------------------
Gross return..........................          1.80%          (10.02)%           19.15%
Net return............................          0.99%          (10.73)%           18.49%


ASSET ALLOCATION OPTIONS:

                                                                                                  AUGUST 5 (A)
                                                                                                       TO
                                                        YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                                         ------------------------------------------------------- ---------------
ALLIANCE BALANCED                               1999              1998               1997              1996
-----------------                               ----              ----               ----              ----
Gross return .........................          17.79%           18.11%              15.06%           11.68%
Net return ...........................          16.85%           17.17%              14.07%            8.67%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................          10.14%           13.88%              13.25%            5.21%
Net return ...........................           9.26%           12.97%              12.32%            7.94%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................          26.58%           19.13%              16.87%           12.61%
Net return ...........................          25.57%           18.18%              15.84%            9.38%

                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                        -------------------
EQ/EVERGREEN FOUNDATION                         1999
-----------------------                         ----
Gross return..........................          7.38%
Net return............................          9.83%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
EQ/PUTNAM BALANCED                              1999             1998               1997
------------------                              ----             ----               ----
Gross return..........................          0.01%            11.92%            14.38%
Net return............................         (0.76)%           10.92%            13.87%

MERRILL LYNCH WORLD STRATEGY
----------------------------
Gross return..........................         21.35%             6.81%             4.70%
Net return............................         20.37%             5.97%             4.15%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SP-FLEX
-------

FIXED INCOME OPTIONS:

                                                                                                            APRIL 1 (A) TO
ALLIANCE INTERMEDIATE                                  YEARS ENDED DECEMBER 31,                              DECEMBER 31,
GOVERNMENT                    ---------------------------------------------------------------------------  -------------------
SECURITIES                      1999     1998      1997     1996     1995      1994     1993     1992            1991
----------                      ----     ----      ----     ----     ----      ----     ----     ----            ----
Gross return..............      0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%   10.58%    5.60%          12.10%
Net return................     (1.65)%   5.82%    5.38%     1.91%   11.31%   (6.08)%    8.57%    3.71%          10.59%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET           1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
---------------------           ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............      4.96%    5.34%    5.42%    5.33%     5.74%    4.02%    3.00%    3.56%     6.17%    8.24%
Net return................      3.11%    3.46%    3.54%    3.44%     3.86%    2.17%    1.13%    1.71%     4.29%    6.30%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE QUALITY BOND              1999            1998           1997            1996            1995             1994
---------------------              ----            ----           ----            ----            ----             ----
Gross return..............        (2.00)%          8.69%          9.14%           5.36%           17.02%          (2.20)%
Net return................        (3.75)%          6.75%          7.19%           3.47%           14.94%          (2.35)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD             1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-------------------             ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     (3.35)%  (5.15)%  18.47%    22.89%   19.92%   (2.79)%  23.15%    12.31%   24.46%   (1.12)%
Net return................     (5.08)%  (6.84)%  16.35%    20.68%   17.79%   (4.52)%  20.96%    10.30%   22.25%   (2.89)%

EQUITY OPTIONS:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK           1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------------           ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     25.19%   29.39%   29.40%    24.28%   32.45%   (2.14)%  24.84%    3.23%    37.87%   (8.12)%
Net return................     22.96%   27.08%   26.91%    22.04%   30.10%   (3.88)%  22.60%    1.38%    35.43%   (9.76)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE EQUITY INDEX               1999          1998           1997            1996            1995              1994
---------------------               ----          ----           ----            ----            ----              ----
Gross return..............         20.38%         28.07%         32.58%          22.39%          36.48%           (2.54)%
Net return................         18.24%         25.79%         30.21%          20.19%          34.06%           (2.69)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH & INCOME           1999           1998            1997           1996           1995               1994
------------------------           ----           ----            ----           ----           ----               ----
Gross return..............        18.66%         20.86%          26.90%         20.09%         24.07%             (3.40)%
Net return................        16.55%         18.71%          24.50%         17.93%         21.87%             (3.55)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                 1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------                 ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     38.53%   21.80%   11.66%    14.60%   18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%
Net return................     36.06%   19.63%    9.56%    12.54%   16.70%    3.36%   29.77%   (2.28)%   28.23%   (7.75)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN (CONCLUDED):
SP-FLEX
-------


EQUITY OPTIONS (CONCLUDED):

                                                                                               APRIL 3 (A) TO
                                         YEARS ENDED DECEMBER 31,                               DECEMBER 31,
                              ---------------------------------------------------------------- ----------------
ALLIANCE INTERNATIONAL             1999            1998           1997            1996              1995
----------------------             ----            ----           ----            ----              ----
Gross return..............         37.31%         10.57%         (3.05)%          9.82%            11.29%
Net return................         35.33%          8.60%         (4.78)%          7.84%             9.82%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK      1999      1998     1997     1996      1995     1994     1993     1992      1991     1990
-------------------------      ----      ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     18.84%    0.29%   10.94%    22.20%   31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%
Net return................     16.72%   (1.50)%   8.83%    20.00%   29.30%   (5.53)%  14.67%   (4.89)%   83.54%    6.23%

ASSET ALLOCATION SERIES:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED              1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-----------------              ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return.................. 17.79%   18.11%   15.06%    11.68%   19.75%   (8.02)%  12.28%    (2.83)%  41.27%    0.24 %
Net return.................... 15.69%   16.01%   12.94%     9.67%   17.62%   (9.66)%  10.31%    (4.57)%  38.75%   (1.56)%


                                                                                                           SEPTEMBER 1 (A) TO
ALLIANCE                                                 YEARS ENDED DECEMBER 31                              DECEMBER 31,
CONSERVATIVE                  ---------------------------------------------------------------------------  -------------------
INVESTORS                           1999            1998           1997            1996            1995            1994
---------                           ----            ----           ----            ----            ----            ----
Gross return..................      10.14%          13.88%        13.25%          5.21%           20.40%          (1.83)%
Net return....................       8.18%          11.85%        11.21%          3.32%           18.26%          (1.98)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH INVESTORS          1999            1998            1997           1996            1995             1994
-------------------------          ----            ----            ----           ----            ----             ----
Gross return..................     26.58%          19.13%          16.87%         12.61%          26.37%          (3.16)%
Net return....................     24.33%          17.00%          14.69%         10.58%          24.12%          (3.31)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-53

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


AA-1  APPENDIX I: INVESTMENT PERFORMANCE RECORD
--------------------------------------------------------------------------------
Appendix I: Investment performance record
--------------------------------------------------------------------------------
The tables below show performance information for the variable investment options. The performance shown for each option equals the performance of the Portfolio corresponding to that option, reduced by the current rate of the policies' mortality and expense risk charge (.60% annual rate). You can find more information about the performance of the Portfolios in the EQ Advisors Trust prospectus attached at the end of this prospectus. The performance figures on which the tables are based are after deduction of all fees and expenses paid by the Trust or any of the Portfolios.


For periods prior to October 18, 1999, the "Alliance" Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these Portfolios became corresponding Portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust Portfolio and any predecessors that it may have had. In addition, we have adjusted the results for these Portfolios prior to the dates when the Class IB shares for these Portfolios were available, to reflect the 12b-1 fees currently imposed.

Class IB shares of Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, EQ/Aggressive Stock* and Alliance Growth Investors Portfolios first became available in EQ Advisors Trust's predecessor on October 2, 1996. Class IB shares of Alliance Intermediate Government Securities, Alliance Growth & Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios first became available in the Trust's predecessor on May 1, 1997. Class IB shares of Alliance Quality Bond and EQ/Balanced** Portfolios first became available in the Trust's predecessor on July 8, 1998.

The tables below, however, do not take into account the following additional charges that we will deduct under your policy: (1) the sales charge that we deduct from each premium payment you make; (2) the monthly cost of insurance charge; (3) the surrender charge; (4) any charge for optional rider benefits you may select or (5) the policies' monthly administrative charge (currently $20 for your policy's first 12 months and $7 per month thereafter, for issue ages 18 and older). For more information about these charges, see "Charges and expenses you will pay" in this prospectus. If we reflected these charges, the performance shown below would be reduced. We have not done so, however, because the actual impact of these charges on a particular policy varies considerably based on such factors as the insurance risk characteristics of the insured person; the face amount and other options you select for your policy; the amount and timing of your premium payments; and whether you make withdrawals, take policy loans, or surrender your policy. In order to better understand how the charges we have omitted from the below tables will affect your policy's value, you should refer to your Illustrations of Policy Benefits that your financial professional will provide. You can request Equitable Life or your financial professional to provide you with such illustrations at any time, whether before or after you purchase a policy.


In a few cases, the return information shown in the first table below includes a period of time prior to when Separate Account FP first offered a corresponding variable investment option under any form of variable life insurance policy. Therefore, the second table below provides additional performance information from the date that those investment options actually received initial funding.


---------------------
*  Previously "Alliance Aggressive Stock"
** Previously "Alliance Balanced"


AA-2  APPENDIX I: INVESTMENT PERFORMANCE RECORD
----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RATE OF RETURN
AFTER DEDUCTION OF MORTALITY AND EXPENSE
RISK CHARGE FOR PERIODS ENDING
DECEMBER 31, 1999*

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE PORTFOLIO INCEPTION
VARIABLE INVESTMENT OPTION                         1 YR.       3 YRS.     5 YRS.    10 YRS.    20 YRS.            (DATE**)
----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield .............................  (4.16%)      1.92%      8.92%     9.30%         -      8.44%          (1/2/87)
Alliance Intermediate Government Securities .....  (0.71%)      4.07%      5.45%        -          -      5.37%          (4/1/91)
Alliance Money Market ...........................   4.10%       4.35%      4.47%     4.29%         -      6.06%         (7/13/81)
Alliance Quality Bond ...........................  (2.84%)      4.16%      6.51%        -          -      4.03%         (10/1/93)
----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS
----------------------------------------------------------------------------------------------------------------------------------
  EQ/Aggressive Stock ...........................  17.83%       8.83%     15.35%    15.71%         -     16.92%         (1/27/86)
  Alliance Common Stock .........................  24.13%      26.89%     26.97%    17.59%     17.39%    15.76%         (1/13/76)
  Alliance Equity Index .........................  19.36%      25.99%     26.84%        -          -     22.69%          (3/1/94)
  Alliance Growth & Income ......................  17.66%      21.07%     21.06%        -          -     16.17%         (10/1/93)
  Alliance Small Cap Growth .....................  26.86%          -          -         -          -     16.95%          (5/1/97)
  EQ/Evergreen ..................................   9.06%          -          -         -          -      9.06%        (12/31/98)
  EQ/Putnam Growth & Income Value ...............  (1.95%)         -          -         -          -      9.46%          (5/1/97)
  MFS Emerging Growth Companies .................  72.63%          -          -         -          -     47.38%          (5/1/97)
  MFS Growth with Income ........................   8.06%          -          -         -          -      8.06%        (12/31/98)
  MFS Research ..................................  22.38%          -          -         -          -     23.20%          (5/1/97)
  Mercury Basic Value Equity ....................  18.23%          -          -         -          -     17.23%          (5/1/97)
  T. Rowe Price Equity Income ...................   2.93%          -          -         -          -     12.14%          (5/1/97)
  Warburg Pincus Small Company Value ............   1.19%          -          -         -          -      2.71%          (5/1/97)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS
----------------------------------------------------------------------------------------------------------------------------------
  Alliance Global ...............................  37.34%      22.46%     19.70%    14.86%         -     13.52%         (8/27/87)
  Alliance International ........................  36.62%      12.78%         -         -          -     12.19%          (4/3/95)
  Morgan Stanley Emerging Markets Equity ........  94.57%          -          -         -          -      5.07%         (8/20/97)
  T. Rowe Price International Stock .............  31.08%          -          -         -          -     15.04%          (5/1/97)
----------------------------------------------------------------------------------------------------------------------------------


AA-3  APPENDIX I: INVESTMENT PERFORMANCE RECORD
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE PORTFOLIO INCEPTION
VARIABLE INVESTMENT OPTION                         1 YR.       3 YRS.     5 YRS.    10 YRS.    20 YRS.            (DATE**)
----------------------------------------------------------------------------------------------------------------------------------
BALANCED/HYBRID INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
  Alliance Conservative Investors ...............   9.21%      11.44%     11.50%     9.00%         -      9.07%         (10/2/89)
  Alliance Growth Investors .....................  25.51%      19.77%     19.14%    16.08%         -     16.08%         (10/2/89)
  EQ/Balanced ...................................  16.80%      15.52%     15.18%    10.70%         -     12.06%         (1/27/86)
  EQ/Evergreen Foundation .......................   6.72%          -          -         -          -      6.72%        (12/31/98)
  EQ/Putnam Balanced ............................  (0.56%)         -          -         -          -      9.05%          (5/1/97)
  Mercury World Strategy ........................  20.62%          -          -         -          -     11.45%          (5/1/97)
----------------------------------------------------------------------------------------------------------------------------------

*    No performance information is shown for EQ/Alliance Technology as that Portfolio had not received its initial funding prior to December 31, 1999. Additionally, no performance information is shown for EQ/Alliance Premier Growth, Capital Guardian
     Research or Capital Guardian U.S. Equity, as these Portfolios became available after December 31, 1998. The inception dates for these Portfolios is April 30, 1999.

**   The inception date shown is the date that the relevant Portfolio (or its predecessor) received its initial funding.

----------------------------------------------------------------------------------------------------------------------------------
                                                            AVERAGE ANNUAL RATES OF RETURN FOR PERIODS ENDING
                                                            DECEMBER 31, 1999 SINCE VARIABLE INVESTMENT OPTION
VARIABLE INVESTMENT OPTION                                  INCEPTION (DATE)
----------------------------------------------------------------------------------------------------------------------------------
  Alliance Common Stock                                       17.40% (1/27/86)
  Alliance Money Market                                        4.91% (1/27/86)
----------------------------------------------------------------------------------------------------------------------------------

Unlike the rate of return tables above, the following yield information does not include capital gains and losses that the
Portfolios corresponding to the indicated variable investment options may have experienced.

----------------------------------------------------------------------------------------------------------------------------------
                                                        ANNUALIZED YIELD FOR PERIODS
VARIABLE INVESTMENT OPTION                                ENDING DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
                                                  7 DAYS                             30 DAYS
----------------------------------------------------------------------------------------------------------------------------------
  Alliance High Yield                                -                               12.30%
  Alliance Intermediate Government Securities        -                                5.02%
  Alliance Money Market                           4.42%                                  -
  Alliance Quality Bond                              -                                5.77%
----------------------------------------------------------------------------------------------------------------------------------

The information in the tables above is not a guarantee, a prediction, or necessarily an indication of future performance.


BB-1  APPENDIX II: OUR DATA ON MARKET PERFORMANCE
--------------------------------------------------------------------------------
Appendix II: Our data on market performance
--------------------------------------------------------------------------------
In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
 Barron's                                  Money Management Letter
 Morningstar's Variable Annuities/Life     Investment Dealers Digest
 Business Week                             National Underwriter
 Forbes                                    Pension & Investments
 Fortune                                   USA Today
 Institutional Investor                    Investor's Daily
 Money                                     The New York Times
 Kiplinger's Personal Finance              The Wall Street Journal
 Financial Planning                        The Los Angeles Times
 Investment Adviser                        The Chicago Tribune
 Investment Management Weekly
--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your Incentive Life premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.

BB-2  APPENDIX II: OUR DATA ON MARKET PERFORMANCE
--------------------------------------------------------------------------------


The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.


The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

AVERAGE ANNUAL RATES OF RETURN


--------------------------------------------------------------------------------------------------------------------------
                                              LONG-TERM       LONG-TERM      INTERMEDIATE-
FOR THE FOLLOWING PERIODS        COMMON       GOVERNMENT      CORPORATE      TERM GOV'T      U.S. TREASURY     CONSUMER
ENDING DECEMBER 31, 1999         STOCKS       BONDS           BONDS          BONDS           BILLS             PRICE INDEX
--------------------------------------------------------------------------------------------------------------------------
1 Year                           21.04%        (8.96)%        (7.45)%         (1.77)%            4.68%            2.81%
3 Years                          27.56%         6.04%          5.01%           5.47%             4.93%            2.04%
5 years                          28.55%         9.24%          8.35%           6.95%             5.12%            2.39%
10 years                         18.20%         8.79%          8.36%           7.20%             4.92%            2.94%
20 years                         17.87%        10.69%         10.66%           9.53%             6.89%            4.01%
30 years                         13.72%         8.94%          9.17%           8.68%             6.69%            5.12%
40 years                         12.22%         7.01%          7.24%           7.35%             5.98%            4.46%
50 years                         13.61%         5.56%          5.97%           6.12%             5.15%            4.01%
60 years                         12.86%         5.17%          5.42%           5.39%             4.34%            4.24%
Since 1926                       11.35%         5.12%          5.61%           5.22%             3.79%            3.07%
Inflation Adjusted Since 1926     8.03%         1.98%          2.46%           2.08%             0.69%            0.00%
--------------------------------------------------------------------------------------------------------------------------



Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK, (TM) Ibbotson Associates, Inc., Chicago. All rights reserved.


Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.


Long-Term Corporate Bonds -- For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


Intermediate-Term Government Bonds -- Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

CC-1  APPENDIX III:  AN INDEX OF KEY WORDS AND PHRASES
--------------------------------------------------------------------------------
Appendix III:  An index of key words and phrases
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                            PAGE
account value                                                                 21
Administrative office                                                          5
age                                                                           34
Allocation date                                                               15
alternative death benefit                                                     17
amount at risk                                                                38
anniversary                                                                   34
assign; assignment                                                            32
automatic transfer service                                                    22
AXA Advisors, LLC                                                             41
AXA Financial, Inc.                                                            4
basis                                                                         28
beneficiary                                                                   19
business day                                                                  33
Cash Surrender Value                                                          26
Code                                                                          27
collateral                                                                    24
cost of insurance charge                                                      38
cost of insurance rates                                                       38
customer loyalty credit                                                       39
day                                                                           33
death benefit guarantee                                                       14
default                                                                       12
dollar cost averaging service                                                 22
enhanced death benefit guarantee                                              14
EQAccess                                                                       5
EQ Advisors Trust                                                             16
EQ Financial Consultants                                                      41
Equitable Life                                                                 4
Equitable Access Account                                                      19
face amount                                                                   16
grace period                                                                  12
guaranteed interest option                                                    16
guarantee premium                                                             13
Guaranteed Interest Account                                                   16
Incentive Life                                                             cover
insured person                                                                17
investment funds                                                              16
investment option                                                             15
issue date                                                                    34
lapse                                                                         12
loan, loan interest                                                           24
modified endowment contract                                                   12
month, year                                                                   34
monthly deduction                                                              7
net cash surrender value                                                      26
no-lapse guarantee                                                            13
Option A, B                                                                   17
our                                                                            2
owner                                                                          2
paid up                                                                       27
paid up death benefit guarantee                                               14
partial withdrawal                                                            25
payment option                                                                19
planned periodic premium                                                      12
policy                                                                     cover
Portfolio                                                                  cover
premium payments                                                              12
prospectus                                                                 cover
rebalancing                                                                   23
receive                                                                       33
restore, restoration                                                          13
rider                                                                         19
SEC                                                                        cover
Separate Account FP                                                           36
state                                                                          2
subaccount                                                                    36
surrender                                                                     26
surrender charge                                                               7
target premium                                                                 8
telephone transfers                                                           22
transfers                                                                     22
Trust                                                                         16
units                                                                         21
unit values                                                                   21
us                                                                             2
variable investment option                                                    16
we                                                                             2
withdrawal                                                                    25
you, your                                                                      2

Incentive Life(SM)
A flexible premium variable life
insurance policy

PROSPECTUS DATED MAY 1, 2000

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its Portfolios.

--------------------------------------------------------------------------------

This prospectus describes many aspects of an Incentive Life policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.


WHAT IS INCENTIVE LIFE?

Incentive Life is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


--------------------------------------------------------------------------------
 Variable investment options:
 o EQ/Aggressive Stock(1)            o Lazard Small Cap Value
 o Alliance Money Market             o MFS Growth with Income
 o Alliance High Yield               o MFS Research
 o Alliance Common Stock             o MFS Emerging Growth
 o Alliance Small Cap Growth           Companies
 o EQ/Alliance Premier Growth        o Morgan Stanley Emerging
 o EQ/Alliance Technology(2)           Markets Equity
 o BT Equity 500 Index               o EQ/Putnam Growth & Income
 o BT Small Company Index              Value
 o BT International Equity Index     o EQ/Putnam Investors Growth
 o Capital Guardian U.S. Equity      o EQ/Putnam International
 o Capital Guardian Research           Equity
 o Capital Guardian International
 o J.P. Morgan Core Bond(3)
 o Lazard Large Cap Value
--------------------------------------------------------------------------------

(1)  Formerly named "Alliance Aggressive Stock"

(2) Anticipated to become available on or about May 22, 2000. This option may not be available in California.

(3)  Formerly named "JPM Core Bond"


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, a mutual fund. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) add or delete certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life or another policy may not be to your advantage.





 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                       72312 EDI

Contents of this prospectus


-----
  2
--------------------------------------------------------------------------------

INCENTIVE LIFE

-----------------------------------------------------------
What is Incentive Life?                                Cover
Who is Equitable Life?                                    4
How to reach us                                           5
Charges and expenses you will pay                         7
Risks you should consider                                11

-----------------------------------------------------------
1
POLICY FEATURES AND BENEFITS                             12
-----------------------------------------------------------
How you can pay for and contribute to your policy        12
The minimum amount of premiums you must pay              12
You can guarantee that your policy will not terminate
   before a certain date                                 13
You can elect a "paid up" death benefit guarantee        14
Investment options within your policy                    15
About your life insurance benefit                        16
You can increase or decrease your insurance coverage     18
Other benefits you can add by rider                      19
Your options for receiving policy proceeds               19
Your right to cancel within a certain number of days     20
Variations among Incentive Life policies                 20
Other Equitable Life policies                            20


-----------------------------------------------------------
2
DETERMINING YOUR POLICY'S VALUE                          21
-----------------------------------------------------------
Your account value                                       21


-----------------------------------------------------------
3
TRANSFERRING YOUR MONEY AMONG OUR
INVESTMENT OPTIONS                                       22
-----------------------------------------------------------
Transfers you can make                                   22
Telephone and EQAccess transfers                         22
Our dollar cost averaging service                        22
Our asset rebalancing service                            23
-----------------------------------------------------------
--------------------------------------------------------------------------------
"We," "our" and "us" refers to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

We do not offer Incentive Life in all states. This prospectus does not offer Incentive Life anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.

-----
  3
--------------------------------------------------------------------------------





-----------------------------------------------------------------------
4
ACCESSING YOUR MONEY                                               24
-----------------------------------------------------------------------
Borrowing from your policy                                         24
Making withdrawals from your policy                                25
Surrendering your policy for its net cash
   surrender value                                                 26
Your option to receive a living benefit                            26

-----------------------------------------------------------------------
5
TAX INFORMATION                                                    27
-----------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                   27
Tax treatment of distributions to you                              27
Tax treatment of living benefit proceeds                           29
Effect of policy on interest deductions taken by
   business entities                                               29
Requirement that we diversify investments                          29
Estate, gift, and generation-skipping taxes                        30
Pension and profit-sharing plans                                   30
Other employee benefit programs                                    30
ERISA                                                              30
Our taxes                                                          30
When we withhold taxes from distributions                          31
Possibility of future tax changes                                  31

-----------------------------------------------------------------------
6
MORE INFORMATION ABOUT PROCEDURES
   THAT APPLY TO YOUR POLICY                                       32
-----------------------------------------------------------------------
Ways to make premium and loan payments                             32
Requirements for surrender requests                                32
Ways we pay policy proceeds                                        32
Assigning your policy                                              32
Dates and prices at which policy events occur                      32
Policy issuance                                                    34
Gender-neutral policies                                            34


-----------------------------------------------------------------------
7
MORE INFORMATION ABOUT OTHER MATTERS                               36
-----------------------------------------------------------------------
Your voting privileges                                             36
About our Separate Account FP                                      36
About our general account                                          37
You can change your policy's insured person                        37
Transfers of your account value                                    37
Telephone and EQAccess requests                                    38
Deducting policy charges                                           38
Customer loyalty credit                                            39
Suicide and certain misstatements                                  40
When we pay policy proceeds                                        40
Changes we can make                                                40
Reports we will send you                                           41
Legal proceedings                                                  41
Illustrations of policy benefits                                   41
SEC registration statement                                         41
How we market the policies                                         41
Insurance regulation that applies to Equitable Life                42
Directors and principal officers                                   43

-----------------------------------------------------------------------
8
FINANCIAL STATEMENTS OF SEPARATE
   ACCOUNT FP AND EQUITABLE LIFE                                   51
-----------------------------------------------------------------------
Separate Account FP financial statements                          A-1
Equitable Life financial statements                               F-1

-----------------------------------------------------------------------
APPENDICES
-----------------------------------------------------------------------
I - Investment performance record                                AA-1
II - Our data on market performance                              BB-1
III - An index of key words and phrases                          CC-1

-----------------------------------------------------------------------


-----------------------------------------------------------------------
EQ ADVISORS TRUST PROSPECTUS  (follows after
   page CC-1 of this prospectus, but is not a part of this
   prospectus)
-----------------------------------------------------------------------

Who is Equitable Life?



-----
  4
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

-----
  5
--------------------------------------------------------------------------------

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

-------------------------------------------------------------
BY MAIL:
-------------------------------------------------------------
at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808

-------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
-------------------------------------------------------------
at the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020

-------------------------------------------------------------
BY TOLL-FREE PHONE:
-------------------------------------------------------------
1-888-228-6690

-------------------------------------------------------------
BY E-MAIL:
-------------------------------------------------------------
life-service@equitable.com

-------------------------------------------------------------
BY FAX:
-------------------------------------------------------------
1-212-641-7075

-------------------------------------------------------------
BY INTERNET:
-------------------------------------------------------------
Our Web site (www.equitable.com) can also provide you information. You can access your policy information through our Web site by enrolling in EQAccess.
-------------------------------------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3)  request for asset rebalancing; and

(4)  designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  address changes;

(c)  beneficiary changes;

(d)  transfers between investment options; and

(e)  changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone or (2) over the Internet through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

-----
  6
--------------------------------------------------------------------------------

You should send all requests, and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

We reserve the right to limit access to telephone, Internet or fax services if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.

Charges and expenses you will pay


-----
  7
--------------------------------------------------------------------------------

TABLE OF POLICY CHARGES

This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus.


----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Premium charge                      (a) 6% of each premium payment you make up to a certain
AMOUNTS YOU CONTRIBUTE                                          amount(1) and (b) 3% of each premium payment thereafter
TO YOUR POLICY:                                                 (which we may increase up to 6%)(2)
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Administrative charge(3)            (i) For adults (age 18 and older), $20 in each of your
YOUR POLICY'S VALUE EACH                                        policy's first 12 months; or, for children, $10 in each of
MONTH:                                                          your policy's first 24 months and (ii) for everyone, $7 in each subsequent month (which we may increase up
                                                                to $10)
                            ------------------------------------------------------------------------------------------------
                            Cost of insurance charges(3) and    Amount varies depending on the specifics of your policy(4)
                            Optional rider charges
                            ------------------------------------------------------------------------------------------------
                            Charge if you have elected our      $.02 for each $1,000 of your policy's face amount at the
                            optional enhanced death             time the charge is deducted(5)
                            benefit guarantee
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Mortality and expense               .60% (effective annual rate) of the value you have in our
YOUR POLICY'S VARIABLE      risk charge                         variable investment options (we may increase this rate up
INVESTMENT PERFORMANCE                                          to .90%)(6)
EACH DAY:
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Surrender (turning in) of your      A surrender charge that will not exceed the amount set
YOUR ACCOUNT VALUE AT THE   policy during its first 15 years    forth in your policy(7) (we will also deduct the remaining
TIME OF THE TRANSACTION:                                        amount of surrender charge associated with any face
                                                                amount increase, as discussed immediately below)
                            ------------------------------------------------------------------------------------------------
                            Surrender of your policy during     An amount of surrender charge that we will compute on
                            the first 15 years after you have   essentially the same basis as if each such face amount
                            requested an increase in your       increase had been a separate, newly-issued Incentive Life
                            policy's face amount                policy(8)
                            ------------------------------------------------------------------------------------------------
                            Requested decrease in your          A pro rata portion of the full surrender charge that would
                            policy's face amount                apply to a surrender at the time of the decrease
----------------------------------------------------------------------------------------------------------------------------

-----
  8
--------------------------------------------------------------------------------

1 Up to an amount equal to ten "target premiums." The "target premium" is actuarially determined for each policy, based on that policy's characteristics.

2 The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates of these and any other charges, based on various assumptions. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses.

3  Not applicable after the insured person reaches age 100.

4 See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.

5 The "face amount" is the basic amount of insurance coverage under your policy.

6  This charge does not apply to amounts in our guaranteed interest option.

7 Beginning in your policy's ninth year, this amount declines at a constant rate each month until no surrender charge applies to surrender made after the policy's 15th year. The initial amount of surrender charge depends on each policy's specific characteristics. For any policy, the lowest initial surrender charge per $1,000 of initial face amount would be $2.91, and the highest initial surrender charge per $1,000 of initial face amount would be $12.99.

8 This additional surrender charge, however, applies only to the amount (if any) by which the increase causes the face amount to exceed its highest previous amount. For these purposes, we disregard any face amount changes that we make automatically as a result of any change in your death benefit option.

-----
  9
--------------------------------------------------------------------------------

YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:

This table shows the fees and expenses paid by each Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.


------------------------------------------------------------------------------------------------------------------------
                                                                          1999 FEES AND EXPENSES
------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL       FEE WAIVERS      NET TOTAL
                                       MANAGEMENT                    OTHER      ANNUAL      AND/OR EXPENSE      ANNUAL
                                         FEE(1)      12b-1 FEE   EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)    EXPENSES
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      0.60%         0.25%        0.04%         0.89%       --                 0.89%
Alliance Common Stock                    0.46%         0.25%        0.04%         0.75%       --                 0.75%
Alliance High Yield                      0.60%         0.25%        0.05%         0.90%       --                 0.90%
Alliance Money Market                    0.34%         0.25%        0.05%         0.64%       --                 0.64%
EQ/Alliance Premier Growth(4)            0.90%         0.25%        0.23%         1.38%      0.23%               1.15%
Alliance Small Cap Growth(5)             0.75%         0.25%        0.07%         1.07%       --                 1.07%
EQ/Alliance Technology(6)                0.90%         0.25%        0.10%         1.25%      0.10%               1.15%
BT Equity 500 Index                      0.25%         0.25%        0.18%         0.68%      0.08%               0.60%
BT Small Company Index                   0.25%         0.25%        0.71%         1.21%      0.46%               0.75%
BT International Equity Index            0.35%         0.25%        0.49%         1.09%      0.09%               1.00%
Capital Guardian International(4)        0.85%         0.25%        0.66%         1.76%      0.56%               1.20%
Capital Guardian Research(4)             0.65%         0.25%        0.47%         1.37%      0.42%               0.95%
Capital Guardian U.S. Equity(4)          0.65%         0.25%        0.34%         1.24%      0.29%               0.95%
J.P. Morgan Core Bond                    0.45%         0.25%        0.20%         0.90%      0.10%               0.80%
Lazard Large Cap Value                   0.65%         0.25%        0.21%         1.11%      0.16%               0.95%
Lazard Small Cap Value                   0.75%         0.25%        0.26%         1.26%      0.16%               1.10%
MFS Emerging Growth Companies            0.65%         0.25%        0.17%         1.07%      0.07%               1.00%
MFS Growth with Income                   0.60%         0.25%        0.37%         1.22%      0.27%               0.95%
MFS Research                             0.65%         0.25%        0.17%         1.07%      0.12%               0.95%
Morgan Stanley Emerging Markets Equity   1.15%         0.25%        1.00%         2.40%      0.65%               1.75%
EQ/Putnam Growth & Income Value          0.60%         0.25%        0.16%         1.01%      0.06%               0.95%
EQ/Putnam Investors Growth               0.65%         0.25%        0.19%         1.09%      0.14%               0.95%
EQ/Putnam International Equity           0.85%         0.25%        0.32%         1.42%      0.17%               1.25%
------------------------------------------------------------------------------------------------------------------------

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(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Growth & Income Value and Lazard Large Cap Value do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Small Cap Growth and EQ/Aggressive Stock Portfolios became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "-" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for the BT Equity 500 Index, MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, EQ/Putnam International Equity and EQ/Putnam Growth & Income Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the Lazard Small Cap Value Portfolios reflects a decrease effective on May 1, 2000.

(4) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(5) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(6) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

Risks you should consider


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HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" below); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) make a charge of up to $25 for each transfer among investment options that you make.

Any changes that we make in our current charges or charge rates will be by class of insured person and will be based on changes in future expectations about such factors as investment earnings, mortality experience, the length of time policies will remain in effect, premium payments, expenses and taxes. Any changes in charges may apply to then outstanding policies, as well as to new policies, but we will not raise any charges above any maximums discussed in this prospectus and shown in your policy.

RISKS YOU SHOULD CONSIDER

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

1
Policy features and benefits


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HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

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You can generally pay premiums at such times and in such amounts as you like, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" below. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an illustration of policy benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.

If at any time when your policy's account value is high enough that the alternative death benefit discussed below would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. Rather, you need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee (see "You can guarantee that your policy will not terminate before a certain date" below) or


o you have elected the "paid up" death benefit guarantee and it remains in effect (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" below.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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Your policy will terminate if you don't either (i) pay enough premiums to pay the charges we deduct or (ii) maintain in effect one or more of our other guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," below.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can guarantee that your policy will not terminate for a number of years by paying at least certain amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                       or

(2) a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee").

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and you must not have any outstanding policy loans. In this connection, maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.

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In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not terminate for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
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GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned above) and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums due for the two above-listed guarantee options, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is purely for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial

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withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a) If you have always chosen death benefit Option A, for the life of the insured person; or

(b) If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the date the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced guarantee premium will be set forth on page 3 of your policy.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced guarantee premiums due to date. (In this comparison, unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.)

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantees discussed above is set forth in your policy if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, you make policy changes that increase or decrease the face amount of the policy or a rider, add or eliminate a rider, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

We will not bill you separately for guarantee premiums. If you want to be billed, therefore, you must select a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you wish your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up death benefit guarantee" at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your policy's face amount (see below). Thereafter, your policy will not lapse and the

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death benefit will never be less than the face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, any outstanding policy loans and accrued loan interest, together with any then applicable surrender charge, exceed your policy's account value or if (ii) you request us to terminate the election.

In order to elect the paid up death benefit guarantee:

o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o    you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee may not be available in all states.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then-age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the calculation under clause (b) above would be lower the longer your policy is outstanding.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Charges and expenses you will pay" above.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" below), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" below. You should consult your tax advisor before making this election.

INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all amounts which you have allocated to variable investment options into our Alliance Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The

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allocation percentages that you specify must always be in whole numbers and total exactly 100%.

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You can choose among variable investment options.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. The advisors who make the investment decisions for each Portfolio are as follows:

o Alliance Capital Management L.P. (for each "Alliance" or "EQ/Alliance" option; also, jointly advises EQ/Aggressive Stock)

o    Bankers Trust Company (for the "BT" options)

o    Capital Guardian Trust Company (for the "Capital Guardian" options)

o    J.P. Morgan Investment Management Inc. (for the "J.P. Morgan" option)

o    Lazard Asset Management (for both "Lazard" options)

o Massachusetts Financial Services Company (for the "MFS" options; also, jointly advises EQ/Aggressive Stock)

o    Morgan Stanley Asset Management Inc. (for the "Morgan Stanley" option)

o    Putnam Investment Management, Inc. (for both "EQ/Putnam" options)

Each Portfolio is a part of EQ Advisors Trust. Equitable Life serves as investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the above-listed advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.) You will find other important information about each Portfolio in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account".)

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We will pay at least 3% annual interest on our guaranteed interest option.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the policy. $50,000 is the smallest amount of coverage you can request.

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If the insured person dies, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is

o Option A - THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                       or

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o Option B - THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" below.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.
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AGE*    40        45        50          55        60        65
          AND UNDER


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  %       250%     215%      185%        150%      130%      120%
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           70      75-95     99-OVER
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  %       115%     105%      101%
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* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any remaining policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefit rider. We reduce it by the amount of the living benefit payment plus interest. (See "Your option to receive a living benefit" below.)

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You can request a change in your death benefit option any time after second year of the policy.
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Change of death benefit option. If you change from Option A to B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then-current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

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If the alternative death benefit discussed above would be in effect at the time of the change, we will determine the new face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" below, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81. The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate Incentive Life policy with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time of the decrease in order to decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount.

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OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o    disability waiver benefits

o ten-year term insurance on the insured person or an additional insured person

o    accidental death benefit

o    option to purchase additional insurance

o    children's term insurance

o    cost-of-living rider

Equitable Life or your financial professional can provide you with more information about these riders. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.

The cost-of-living rider provides for scheduled automatic face amount increases that, within limits, reflect increases in the Consumer Price Index. These automatic face amount increases will result in a prospective increase in your guarantee premiums and an additional surrender charge, in the same manner as would any other face amount increase you request.

See also "Tax information" below for certain possible tax consequences of face amount increases or adding or deleting riders.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

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You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When

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we pay policy proceeds," below. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

VARIATIONS AMONG INCENTIVE LIFE POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Incentive Life where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.

OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.

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Determining your policy's value


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YOUR ACCOUNT VALUE

As set forth above, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" below. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Charges and expenses you will pay."

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Your account value will be credited with the same returns as are achieved by the Portfolios (or guaranteed interest option) that you select, but will also be reduced by the amount of charges we deduct under the policy.
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YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges"in "Charges and expenses you will pay" above). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit (these restricted amounts may be referred to in your policy as "liened policy amounts"). See "Your option to receive a living benefit" below. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned above does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described above for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

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Transferring your money among our investment options


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TRANSFERS YOU CAN MAKE

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You can transfer among our variable investment options and into our guaranteed interest option.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).

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Transfers out of our guaranteed interest option are more limited.
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RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum transfer from our guaranteed interest option is the greater of (a) 25% of your then current balance in that option (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed investment option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.

TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by calling 1-888-228-6690 (toll free) from a touch tone phone; or

o if you are not both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this Prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. By the end of 2000, we anticipate that you will be able to make transfers over the Internet. You may do this by visiting our Website and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transfers apply to EQAccess transfers.

MARKET TIMING. We reserve the right to limit your access to telephone or EQAccess transfers if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.

OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term.

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Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
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Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and in the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

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Accessing your money


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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefit payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.

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You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o    you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o    we do not count the collateral when we compute our customer loyalty credit;
     and

o    the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already outstanding (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life policies in 1999 the interest rate differential has not yet been eliminated under any outstanding policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully

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repaid) we contribute that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

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You can withdraw all or part of your policy's net cash surrender value, although you may incur charges and tax consequences by doing so.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar-for-dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed above) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. Please also remember that a partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

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A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" above.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefit rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefit rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies.

When we pay a living benefit we automatically transfer a pro-rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest you earn thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value, and we do not count it in computing any customer loyalty credit. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay. (In your policy, we refer to this as a "lien" we establish against your policy.)

The receipt of a living benefit payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefit payment may affect your eligibility for certain government benefits or entitlements.

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You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
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Tax information


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This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" below.

TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

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In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" below.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the

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policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFIT PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefit rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material increase in face amount that you request, or other material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences

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would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $675,000 (a figure that is scheduled to rise at periodic intervals to $1 million by the year 2006). For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $10,000 or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The separate account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes

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incurred; for example, a charge to the separate account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such Portfolio shares would be included in your gross income for federal income tax purposes. Under current law, however, we believe that Equitable Life, and not the owner of a policy, would be considered the owner of the Portfolio shares.

6
More information about procedures that apply to your policy


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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if it is made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. You should consult your tax advisor prior to making a transfer or other assignment.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

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DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Every day that the New York Stock Exchange is open for regular trading is a business day for us. Each business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o    loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o    withdrawals

o    tax withholding elections

o    face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o    surrenders

o    changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o    changes in form of death benefit payment

o    loans

o    transfers among variable investment options

o    assignments

o    termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o    changes in face amount

o    election of paid up death benefit guarantee

o    changes in death benefit option

o    changes of insured person

o    termination of enhanced death benefit guarantee

o    restoration of terminated policies

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or

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any transfer, for the same reasons stated in "Delay of variable investment option proceeds" below. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you in our Alliance Money Market option (prior to the Allocation
Date). Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to

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be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life policy.

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More information about other matters


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YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trust). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life and other policies that Separate Account FP supports.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life invests solely in class IB shares issued by the corresponding Portfolio of EQ Advisors Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

The EQ Advisors Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of this. However, the Board of Trustees of EQ Advisors Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trust's Portfolios is so large as to

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materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Incentive Life policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct and prospective guarantee premiums will be based on the new insured person's insurance risk characteristics. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" above. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual

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fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described above under "Telephone and EQAccess transfers."

Also, if you are both the owner and the insured person under your policy, you may call 1-888-228-6690 (toll free) from a touch tone phone to make the following additional types of requests:

o    policy loans

o changes of premium allocation percentages (anticipated to be available through EQAccess by the end of 2000)

o    changes of address

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" above).

Any telephone or Internet transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk")

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on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

As a general rule, the cost of insurance rate increases each year that you own your policy. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life policies are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except in Montana and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

We offer lower rates for non-tobacco users only if they are at least age 18. You may ask us to review a younger insured person's tobacco habits following the policy anniversary on which such person is age 18.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been outstanding for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans or for a living benefit payment). The percentage credit is currently at an annual rate of .60% beginning in the policy's seventh year. This credit is not guaranteed, however. Because we first offered Incentive Life in 1999, no credit has yet been attained under any outstanding policy.

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SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items. In the case of a death benefit, if we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death (and other required items), we will pay the proceeds as a single sum, normally within seven days thereafter.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

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If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, EQ Advisors Trust. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.

LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured person under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's web-site (www.sec.gov).

HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1998 and 1999, we paid EDI fees of $35,582,313 and $46,957,345, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell Incentive Life through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed insurance agents who sell

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our policies are appointed as agents of Equitable Life, and are financial professionals of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.

INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

Directors and principal officers


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 43
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Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FRANCOISE COLLOC'H
----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since July 1992). Member of the AXA Management Board
23 Avenue Matignon                     and Group Executive President, Human Resources, Communication and Synergies of
75008 Paris, France                    AXA (since January 2000). Prior thereto, Senior Executive Vice President, AXA
                                       (1993-2000). Director or officer of various subsidiaries and affiliates of the AXA
                                       Group.
----------------------------------------------------------------------------------------------------------------------------------
HENRI DE CASTRIES
----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
23 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Vice
75008 Paris, France                    Chairman of AXA's Management Board (since January 2000). Prior thereto, Senior
                                       Executive Vice President, Financial Services and Life Insurance Activities in the United
                                       States, Germany, the United Kingdom and Benelux (1996 to 2000); Executive Vice
                                       President, Financial Services and Life Insurance Activities (1993 to 1996) of AXA.
                                       Director or officer of various subsidiaries and affiliates of the AXA Group. Director of
                                       DLJ and Alliance Capital Management Corporation, the general partner of Alliance
                                       Holding and Alliance.
----------------------------------------------------------------------------------------------------------------------------------
JOSEPH L. DIONNE
----------------------------------------------------------------------------------------------------------------------------------
The McGraw-Hill Companies              Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
1221 Avenue of the Americas            Companies (since January 2000); prior thereto, Chairman (April 1988 to January
New York, NY 10020                     2000) and Chief Executive Officer (April 1983 to April 1998). Director of The
                                       McGraw-Hill Companies, Harris Corporation and Ryder System, Inc. Director of AXA
                                       Financial, Inc. (since May, 1992).
----------------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
23, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since
75008 Paris, France                    January, 2000). Director, Alliance (since February 1996) and Donaldson Lufkin &
                                       Jenrette ("DLJ") (since February 1997).
----------------------------------------------------------------------------------------------------------------------------------
JEAN-RENE FOURTOU
----------------------------------------------------------------------------------------------------------------------------------
Rhone-Poulenc S.A.                     Director of Equitable Life (since July 1992). Vice Chairman of the Management Board
25, Quai Paul Doumer                   of Aventis (since December 1999). Prior thereto, Chairman and Chief Executive
92408 Courbevoie Cedex                 Officer of Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory
France                                 Board of AXA. Director of Schneider S.A., Paribas, and Groupe Pernod-Ricard.
                                       Member of the Consulting Council of Banque de France. Director, AXA Financial
                                       (since July, 1992).
----------------------------------------------------------------------------------------------------------------------------------

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 44
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DIRECTORS (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
----------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana           Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                     Louisiana; Director, First National Bank of Commerce, New Orleans, LA, Piccadilly
New Orleans, LA 70125                    Cafeterias, Inc., and Entergy Corporation.

----------------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
----------------------------------------------------------------------------------------------------------------------------------
LeBouef, Lamb, Greene & MacRae, L.L.P.   Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene &
125 West 55th Street                     MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm (1965 to 1999).
New York, NY 10019-4513                  Director of AXA Financial (since May 1992).

----------------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
----------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                      Director of Equitable Life (since August 1987). Currently a Director and retired
Melbourne, FL 32919                      Chairman and Chief Executive Officer of Harris Corporation (retired July 1995);
                                         previously held other officerships with Harris Corporation. Director of AXA Financial
                                         (since May 1992); Director of the McGraw Hill Companies.

----------------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
----------------------------------------------------------------------------------------------------------------------------------
SBC Warburg Dillon Read LLC              Director of Equitable Life (since July 1992); Director of AXA Financial (since July
535 Madison Avenue                       1992); Director, Senior Advisor of Warburg Dillon Read LLC (since 1999); Prior
New York, NY 10022                       thereto, Managing Director and member of its Board of Directors (1975-1999);
                                         Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998); Director, Pall
                                         Corporation (since November 1998).

----------------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
----------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                                Director of Equitable Life (since December 1996). Corporate Vice President, Core
International Plaza                      Business Development of Bestfoods (since June 1999). Prior thereto, President,
700 Sylvan Avenue                        Bestfoods Grocery and Vice President, Bestfoods (formerly CPC International, Inc.)
Englewood Cliffs, NJ 07632-9976          (1997 to 1999). President, Bestfoods Specialty Markets Group (1993 to 1997);
                                         Director, Hunt Corporation and PACTIV Corporation. Director, AXA Financial (since
                                         December 1996).

----------------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
----------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                       Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since
121 King Street West                     1979); and officer or director of several affiliated companies. Director, DLJ (since
Suite 2525                               October 1992), AXA Insurance (Canada), Anglo Canada General Insurance Company,
Toronto, Ontario M5H 3T9                 and AXA Pacific Insurance Company, and Alternate Director, AXA Asia Pacific
Canada                                   Holdings Limited. Chairman (non-executive) and Director, FCA International Ltd.
                                         (January 1994 to May 1998). Director of AXA Financial, Inc. (since July 1992).

----------------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
----------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                  Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                        Director, Eramet.
New York, NY 10019
----------------------------------------------------------------------------------------------------------------------------------

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 45
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DIRECTORS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
64, rue de Miromesnel                  Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February
75008 Paris, France                    1999) (now Honorary Chairman) Schneider Electric. Member of the Supervisory Board
                                       of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc, S.A.), Sema Group PLC
                                       (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of
                                       Booz-Allen & Hamilton. Director of AXA Financial, Inc. (since February 1996).

----------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
----------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and
                                       Coulter Pharmaceutical (since May 1987).

----------------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
----------------------------------------------------------------------------------------------------------------------------------
St. John's University                  Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
8000 Utopia Parkway                    Business Administration, St. John's University (since August 1998); Chief Financial
Jamaica, NY 11439                      Officer, Chase Manhattan Corp. (1985 to 1997).

----------------------------------------------------------------------------------------------------------------------------------
DAVE H. WILLIAMS
----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since March 1991). Chairman (since 1977) and former
Corporation                            Chief Executive Officer (1977 to January 1999), of Alliance, and Chairman or Director
1345 Avenue of the Americas            of numerous subsidiaries and affiliated companies of Alliance. Senior Executive Vice
New York, NY 10105                     President of AXA (since January 1997). Director of AXA Financial (since May 1992).
----------------------------------------------------------------------------------------------------------------------------------

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 46
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OFFICERS - DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL HEGARTY
----------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since January 1998). President (since January 1998) and
                                       Chief Operating Officer (since February 1998), Equitable Life. Senior Vice Chairman
                                       (since November 1999), Vice Chairman (since April 1998), Senior Executive Vice
                                       President (January 1998 to April 1998), and Director and Chief Operating Officer
                                       (both since January 1998), AXA Financial. Director, President and Chief Operating
                                       Officer, Equitable of Colorado (since December 1999); AXA Client Solutions &
                                       Equitable Distribution Holding Corp. (since September 1999). Vice Chairman (from
                                       1996 to 1997), Chase Manhattan Corporation. Vice Chairman (from 1995 to 1996)
                                       and Senior Executive Vice President (from 1991 to 1995), Chemical Bank. Director,
                                       ACMC, Inc. ("ACMC") (since March 1998). Trustee, EQ Advisors Trust. Director,
                                       Equitable Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ (both since May 1998).

----------------------------------------------------------------------------------------------------------------------------------
EDWARD D. MILLER
----------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since August 1997). Chairman of the Board (since
                                       January 1998), Chief Executive Officer (since August 1997), President (August 1997 to January 1998), Equitable Life. Director, President and Chief Executive Officer, (all
                                       since August 1997), AXA Financial. Director, Chairman of the Board and Chief
                                       Executive Officer, Equitable of Colorado (since December 1999); AXA Client Solutions and Equitable Distribution Holding Corp. (since September 1999). Member of the
                                       Management Board of AXA (since January 2000); Senior Vice Chairman, Chase
                                       Manhattan Corporation (March 1996 to April 1997). President (January 1994 to
                                       March 1996) and Vice Chairman (December 1991 to January 1994), Chemical Bank.
                                       Director, Alliance (since August 1997), DLJ (since November 1997), ECMC (since
                                       March 1998), ACMC, Inc. (since March 1998), and AXA Canada (since September
                                       1998). Director, KeySpan Energy.

----------------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
----------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                       Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November
                                       1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior
                                       Executive Vice President (February 1998 to November 1999), AXA Financial. Director,
                                       Vice Chairman and Chief Financial Officer (since December 1999) Equitable of
                                       Colorado; AXA Client Solutions, LLC and Equitable Distributions Holding Corp. (since
                                       September 1999). Vice President (until 1998), EQ ADVISORS TRUST. Director,
                                       Alliance (since July 1997), and DLJ (since June 1997). Prior thereto, Chairman,
                                       Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
----------------------------------------------------------------------------------------------------------------------------------

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 47
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OTHER OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and Chief Information Officer (since
                                       November 1994), Equitable Life. Previously held other officerships with Equitable Life;
                                       Director, J.M.R. Realty Services, Inc.

----------------------------------------------------------------------------------------------------------------------------------
DERRY E. BISHOP
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Chief Agency Officer, (since
                                       December 1997), and Senior Vice President (January 1995 to September 1998),
                                       Equitable Life; Director and Executive Vice President, AXA Advisors LLC and Executive
                                       Vice President and Chief Agency Officer, AXA Client Solutions, LLC (all since
                                       September 1999). Prior thereto, Director (since 1995) and Executive Vice President
                                       (since 1994) EQF (now AXA Advisors).

----------------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Director
                                       and Chairman, Frontier Trust Company ("Frontier"). Director, EQF (now AXA
                                       Advisors) (until September 1999). Executive Vice President and Director (since
                                       September 1999), AXA Advisors, Director (until May 1996), Equitable Distributors,
                                       Inc. ("EDI"). Director and Senior Vice President, AXA Network, LLC (formerly
                                       EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Client Solutions, LLC and Equitable Distributors (since
                                       September 1999); Equitable of Colorado (since December 1999). Treasurer, Frontier
                                       (since 1990) and AXA Network, LLC (since 1999). President and Chief Executive
                                       Officer (since September 1997), and prior thereto, Vice President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer,
                                       EQ ADVISORS TRUST (since March 1997). Director, Chairman, President and Chief
                                       Executive Officer, Equitable JV Holdings (since August 1997). Director (since
                                       July 1997), and Senior Vice President and Chief Financial Officer (since April 1998),
                                       ACMC and ECMC. Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
JOHN A. CAROSELLI
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Equitable Life; Senior Vice
                                       President, Equitable Life (February 1998 to September 1998); Senior Vice President,
                                       Chase Manhattan Corp. (1996 to 1998); Vice President, Chemical Bank (1991 to
                                       1996).

----------------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September
                                       1996 to December 1998). Partner and Senior Actuarial Consultant, Coopers &
                                       Lybrand L.L.P. (January 1989 to August 1996).
----------------------------------------------------------------------------------------------------------------------------------

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 48
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OTHER OFFICERS (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life and AXA Financial. Senior Vice
                                       President and Controller, The Equitable of Colorado, Inc. (since December 1999).
                                       Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Auditor, Equitable Life. Vice President and Auditor, AXA
                                       Financial.

----------------------------------------------------------------------------------------------------------------------------------
ROBERT E. GARBER
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Legal Officer (since November 1999), Equitable
                                       Life; prior thereto, Executive Vice President and General Counsel. General Counsel of
                                       AXA Financial. Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and
                                       Associate General Counsel, Equitable Life. Previously held other officerships with
                                       Equitable Life.

----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. MARTIN
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998) and Chief Marketing Officer (since
                                       December 1997), Equitable Life; prior thereto, Senior Vice President and Chief
                                       Marketing Officer. Chairman and Chief Executive Officer, AXA Advisors LLC (since
                                       September 1999). Vice President, EQ ADVISORS TRUST (until April 1998). Director,
                                       Equitable Underwriting and Sales Agency (Bahamas), Ltd. and AXA Network, LLC;
                                       President (since February 2000); Executive Vice President (since December 1998),
                                       Colorado; prior thereto, Director and Senior Vice President (since December 1998).
                                       Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
RICHARD J. MATTEIS
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President,
                                       Chase Manhattan Corporation (January 1983 to June 1997); Director, EQF (now AXA
                                       Advisors) (October 1998 to May 1999).

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 49
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OTHER OFFICERS (CONTINUED)





----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA
                                       Financial. Chairman, President and Trustee (since March 1997), EQ ADVISORS TRUST.
                                       Executive Vice President and Chief Investment Officer, Equitable of Colorado (since
                                       December 1999), Executive Vice President, AXA Client Solutions (since
                                       September 1999). Director, Alliance, and Equitable Real Estate (until June 1997).
                                       Executive Vice President, EQF (now AXA Advisors) (November 1996 to September
                                       1999). Director, EREIM Managers Corp. (since July 1997), and EREIM LP Corp. (since
                                       October 1997).

----------------------------------------------------------------------------------------------------------------------------------
BRIAN S. O'NEIL
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since June 1998). Executive Vice President,
                                       AXA Financial and AXA Client Solutions (since September 1999). Director of
                                       Investment, AXA Investment Management (January 1998 to June 1998); Chief
                                       Investment Officer, AXA Investment Management (July 1995 to January 1998).
                                       Trustee (since September 1999), EQ ADVISORS TRUST.

----------------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Client Solutions (since September
                                       1999). Director, Chairman and Chief Operating Officer, Casualty, (since
                                       September 1997). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.

----------------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Vice President, Secretary and Associate
                                       General Counsel, Equitable Life and AXA Financial, (since September 1995). Senior
                                       Vice President, Secretary and Associate General Counsel, AXA Financial and AXA
                                       Client Solutions (since November 1999). Senior Vice President and Secretary,
                                       Equitable of Colorado (since December 1999). Previously held other officerships with
                                       Equitable Life.

----------------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1995) and General Counsel (since November
                                       1999) Equitable Life; prior thereto, Deputy General Counsel (1996-1999). Senior Vice
                                       President and Associate General Counsel, AXA Financial (since September 1996).
                                       Senior Vice President and General Counsel, AXA Client Solutions (since November
                                       1999). Vice President and General Counsel, Equitable of Colorado (since December
                                       1999). Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June
                                       1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------------

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 50
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OTHER OFFICERS (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JOSE S. SUQUET
----------------------------------------------------------------------------------------------------------------------------------
                                       Senior Executive Vice President (since February 1998), Chief Distribution Officer (since
                                       December 1997) and Chief Agency Officer (August 1994 to December 1997),
                                       Equitable Life. Senior Executive Vice President and Chief Distribution Officer, AXA
                                       Client Solutions (since September 1999). Senior Executive Vice President, Equitable of
                                       Colorado (since December 1999). Executive Vice President (since May 1996), AXA
                                       Financial. Chairman (since December 1997), EDI. Prior thereto, Agency Manager.

----------------------------------------------------------------------------------------------------------------------------------
GREGORY G. WILCOX
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Senior Vice President (May 1992 to
                                       September 1998), Equitable Life. Executive Vice President (since November 1999),
                                       AXA Financial; prior thereto, Senior Vice President.

----------------------------------------------------------------------------------------------------------------------------------
R. LEE WILSON
----------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                       (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA Client
                                       Solutions (since September 1999). Prior thereto, Executive Vice President, Chase
                                       Manhattan Bank.

8
Financial statements of Separate Account FP and Equitable Life



-----
 51
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The financial statements of Separate Account FP as of December 31, 1999 and for each of the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants....................................... FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999.............. FSA-3
   Statements of Operations for the Years Ended December 31, 1999,
          1998 and 1997................................................. FSA-6
   Statements of Changes in Net Assets for the Years Ended
          December 31, 1999, 1998 and 1997.............................. FSA-11
   Notes to Financial Statements........................................ FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998..............    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999,
          1998 and 1997.................................................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended
          December 31, 1999, 1998 and 1997..............................    F-4
   Consolidated Statements of Cash Flows, Years Ended
          December 31, 1999, 1998 and 1997..............................    F-5
   Notes to Consolidated Financial Statements...........................    F-6


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Money Market, Alliance High Yield, Alliance Common Stock, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, Morgan Stanley Emerging Markets Equity, Alliance Aggressive Stock, Alliance Small Cap Growth, MFS Emerging Growth Companies, BT Equity 500 Index, BT International Equity Index, JPM Core Bond, EQ/Putnam Investors Growth and EQ/Putnam International Equity ("EQ Advisors Trust Variable Investment Options"), 18 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.



PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                      FSA-2



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                  --------------------------------------------------------------------------------------------------
                                                                                      EQ/                      CAPITAL        MFS
                                                                                    ALLIANCE      CAPITAL     GUARDIAN       GROWTH
                                    ALLIANCE       ALLIANCE HIGH      ALLIANCE      PREMIER       GUARDIAN       U.S.         WITH
                                   MONEY MARKET        YIELD        COMMON STOCK    GROWTH        RESEARCH     EQUITY        INCOME
                                  --------------   --------------   --------------  ------------  ---------    ----------  ---------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $   342,765,909.......    $344,082,723
          177,773,173..........                     $149,030,820
        3,081,451,600..........                                    $3,783,859,850
           46,147,852..........                                                      $51,216,559
              182,262..........                                                                    $193,355
              494,512..........                                                                                 $511,837
              391,533..........                                                                                             $412,169
Receivable for Trust shares sold             --            5,046               --             --         --           --          --
Receivable for policy-related
   transactions................       4,909,455          798,616       15,840,922        283,944     24,204           --       8,035
                                   ------------     ------------   --------------    -----------   --------     --------    --------
Total Assets...................    $348,992,178     $149,834,482   $3,799,700,772    $51,500,503   $217,559     $511,837    $420,204
                                   ------------     ------------   --------------    -----------   --------     --------    --------
LIABILITIES
Payable for Trust shares
  purchased......................  $  4,563,801     $         --   $   19,831,580    $   283,146   $ 24,204     $     --    $  4,490
Payable for policy-related
   transactions................              --               --               --             --         --           --          --
                                   ------------     ------------   --------------    -----------   --------     --------    --------
Total Liabilities..............       4,563,801               --       19,831,580        283,146     24,204           --       4,490
                                   ------------     ------------   --------------    -----------   --------     --------    --------
NET ASSETS.....................    $344,428,377     $149,834,482   $3,779,869,192    $51,217,357   $193,355     $511,837    $415,714
                                   ============     ============   ==============    ===========   ========     ========    ========

Amount retained by Equitable
  Life in Separate Account
  FP (Note 4)                      $     16,198     $      1,280   $       80,914    $     3,545   $    219     $    387    $  3,570
Net Assets Attributable
   to Contractowners...........     344,412,179      149,833,202    3,779,788,278     51,213,812    193,136      511,450     412,144
                                   ------------     ------------   --------------    -----------   --------     --------    --------
NET ASSETS.....................    $344,428,377     $149,834,482   $3,779,869,192    $51,217,357   $193,355     $511,837    $415,714
                                   ============     ============   ==============    ===========   ========     ========    ========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-3


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999


                                  -------------------------------------------------------------------------------------------------
                                                                    MORGAN
                                                    EQ/PUTNAM       STANLEY                                             MFS
                                                    GROWTH &        EMERGING         ALLIANCE          ALLIANCE       EMERGING
                                      MFS            INCOME         MARKETS        AGGRESSIVE         SMALL CAP       GROWTH
                                   RESEARCH          VALUE          EQUITY            STOCK            GROWTH         COMPANIES
                                  ------------     ------------    ------------    --------------     ------------    -------------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:$ 38,563,600...........   $48,597,586
          23,253,533...........                    $21,780,737
          29,914,338...........                                    $40,958,925
         892,630,699...........                                                   $1,051,440,590
          46,097,819...........                                                                       $70,174,096
         160,950,031...........                                                                                       $238,027,993
Receivable for Trust shares sold      252,705               --              --         2,154,914       22,666,998               --
Receivable for policy-related
   transactions................            --           82,740          82,278                --               --        1,271,988
                                  -----------      -----------     -----------    --------------      -----------     ------------
Total Assets...................   $48,850,291      $21,863,477     $41,041,203    $1,053,595,504      $92,841,094     $239,299,981
                                  -----------      -----------     -----------    --------------      -----------     ------------
LIABILITIES
Payable for Trust shares
  purchased....................   $        --      $    69,698     $   350,654    $           --      $        --     $  1,116,940
Payable for policy-related
   transactions................       212,939               --              --         1,550,441       22,460,673               --
                                  -----------      -----------     -----------    --------------      -----------     ------------
Total Liabilities..............       212,939           69,698         350,654         1,550,441      $22,460,673        1,116,940
                                  -----------      -----------     -----------    --------------      -----------     ------------
NET ASSETS.....................   $48,637,352      $21,793,779     $40,690,549    $1,052,045,063      $70,380,421     $238,183,041
                                  ===========      ===========     ===========    ==============      ===========     ============
Amount retained by Equitable
     Life in Separate Account
     FP (Note 4)...............   $   142,291      $    69,602     $ 1,767,601    $        3,855      $   527,774     $    386,768
Net Assets Attributable
   to Policyowners.............    48,495,061       21,724,177      38,922,948     1,052,041,208       69,852,647      237,796,273
                                  -----------      -----------     -----------    --------------      -----------     ------------
NET ASSETS.....................   $48,637,352      $21,793,779     $40,690,549    $1,052,045,063      $70,380,421     $238,183,041
                                  ===========      ===========     ===========    ==============      ===========     ============

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-4


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999



                                                 ---------------------------------------------------------------------------
                                                                   BT INTER-                       PM
                                                     BT            NATIONAL        JPM          EQ/PUTNAM         EQ/PUTNAM
                                                 EQUITY 500         EQUITY         CORE         INVESTORS       INTERNATIONAL
                                                   INDEX            INDEX          BOND          GROWTH            EQUITY
                                                 -----------      ----------      --------      ----------      ------------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $17,648..........................       $18,699
             1,191..........................                      $  1,260
             2,308..........................                                      $ 2,192
            10,674..........................                                                      $11,411
               715..........................                                                                     $     716
Receivable for Trust shares sold............            --               --            --              --               --
Receivable for policy-related
   transactions.............................            --               --            --              --               --
                                                   -------        ---------       -------         -------        ---------
Total Assets................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   -------        ---------       -------         -------        ---------
LIABILITIES

Payable for Trust shares purchased..........       $    --        $      --       $    --         $    --        $      --
Payable for policy-related
   transactions.............................            --               --            --              --               --
                                                   -------        ---------       -------         -------         --------
Total Liabilities...........................            --               --            --              --               --
                                                   -------        ---------       -------         -------         --------
NET ASSETS..................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   =======        =========       =======         =======        =========
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........       $    11        $      --            --         $     5        $       0
Net Assets Attributable
   to Contractowners........................        18,688            1,260         2,192          11,406              716
                                                   -------        ---------       -------         -------        ---------
NET ASSETS..................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   =======        =========       =======         =======        =========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-5



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,



                                                  ---------------------------------------------------------------------------------
                                                           ALLIANCE MONEY MARKET                     ALLIANCE HIGH YIELD
                                                  --------------------------------------    ---------------------------------------
                                                     1999            1998         1997          1999          1998          1997
                                                  -----------    -----------  ----------    -----------   ------------  -----------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..................  $13,943,193    $10,719,684   $9,754,675   $ 17,378,455  $ 18,449,747  $12,918,934
   Expenses (Note 3):
     Mortality and expense risk charges ........    1,613,234      1,204,220    1,101,168        889,065     1,007,106      789,982
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET INVESTMENT INCOME ..........................   12,329,959      9,515,464    8,653,507     16,489,390    17,442,641   12,128,952
                                                  -----------    -----------   ----------   ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments .......      517,935       (161,314)    (513,800)   (15,192,553)   (2,344,392)     936,554
     Realized gain distribution from the Trust .       10,344          7,750       13,435        161,999     3,396,523    6,365,633
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET REALIZED GAIN (LOSS) .......................      528,279       (153,564)    (500,365)   (15,030,554)    1,052,131    7,302,187
                                                  -----------    -----------   ----------   ------------  ------------  -----------
   Unrealized appreciation (depreciation)
      on investments:
     Beginning of period .......................    1,536,450        804,349       24,023    (20,898,855)    8,622,836    5,664,824
     End of period .............................    1,316,815      1,536,450      804,349    (28,742,353)  (20,898,854)   8,622,836
                                                  -----------    -----------   ----------   ------------  ------------  -----------
   Change in unrealized appreciation
     (depreciation) during the period ..........     (219,635)       732,101      780,326     (7,843,498)  (29,521,690)   2,958,012
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................      308,644        578,537      279,961    (22,874,052)  (28,469,559)  10,260,199
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................  $12,638,603    $10,094,001   $8,933,468   $ (6,384,662) $(11,026,918) $22,389,151
                                                  ===========    ===========   ==========   ============  ============  ===========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-6




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,





                                           -----------------------------------------------------------------------------------------
                                                                                                                 CAPITAL    MFS
                                                                                      EQ/ALLIANCE    CAPITAL     GUARDIAN  GROWTH
                                                                                        PREMIER     GUARDIAN       U.S.     WITH
                                                     ALLIANCE COMMON STOCK             GROWTH (C)   RESEARCH (D)  EQUITY  INCOME (C)
                                           -----------------------------------------   -----------  ----------- --------- ----------
                                              1999            1998          1997           1999         1999       1999      1999
                                           ------------   ------------   -----------   -----------  ----------- --------- ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........  $ 20,107,533   $ 15,939,680   $ 10,668,337   $   30,540    $   280   $ 1,159   $ 1,268
   Expenses (Note 3):
     Mortality and expense risk charges .    19,069,959     14,600,706     11,435,936       63,730        209       378       431
                                           ------------   ------------   ------------   ----------    -------    ------   -------
NET INVESTMENT INCOME ...................     1,037,574      1,338,974       (767,599)     (33,190)        71       781       837
                                           ------------   ------------   ------------   ----------    -------    ------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments    221,690,581    169,109,310     53,841,049       83,605      2,810       451      (227)
     Realized gain distribution from the
       Trust ............................   497,324,765    353,834,250    164,814,473      106,890         27     1,508        --
                                           ------------   ------------   ------------   ----------    -------    ------   -------
NET REALIZED GAIN (LOSS) ................   719,015,346    522,943,560    218,655,522      190,495      2,837     1,959      (227)
                                           ------------   ------------   ------------   ----------    -------    ------   -------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............   689,309,204    567,231,009    294,432,897           --         --        --        --
       End of period ....................   702,408,250    689,309,204    567,231,009    5,068,707     11,093    17,325    20,637
                                           ------------   ------------   ------------   ----------    -------    ------   -------
   Change in unrealized appreciation
     (depreciation) during the period ...    13,099,046    122,078,195    272,798,112    5,068,707     11,093    17,325    20,637
                                           ------------   ------------   ------------   ----------   --------   -------   -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................   732,114,392    645,021,755    491,453,634    5,259,202     13,930    19,284    20,410
                                           ------------   ------------   ------------   ----------    -------   -------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............  $733,151,966   $646,360,729   $490,686,035   $5,226,012    $14,001   $20,065   $21,247
                                           ============   ============   ============   ==========    =======   =======   =======

-------------------
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-7



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                           ------------------------------------
                                                        MFS RESEARCH (A)
                                           ------------------------------------
                                              1999           1998         1997
                                           -----------    ----------    -------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $    52,831    $   71,137    $ 20,442
   Expenses (Note 3):
     Mortality and expense risk charges        208,639        86,044      13,127
                                           -----------    ----------    --------
NET INVESTMENT INCOME ..................      (155,808)      (14,907)      7,315
                                           -----------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments .....................       995,232       494,412       6,989
     Realized gain distribution from
       the Trust .......................     1,086,222            --      81,156
                                           -----------    ----------    --------
NET REALIZED GAIN (LOSS) ...............     2,081,454       494,412      88,145
                                           -----------    ----------    --------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............     3,313,063       249,382          --
       End of period ...................    10,033,987     3,313,063     249,382
                                           -----------    ----------    --------
   Change in unrealized appreciation
     (depreciation) during the period ..     6,720,924     3,063,681     249,382
                                           -----------    ----------    --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............     8,802,378     3,558,093     337,527
                                           -----------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $ 8,646,570    $3,543,186    $344,842
                                           ===========    ==========    ========
                                          -------------------------------------
                                                           EQ/PUTNAM
                                                     GROWTH & INCOME VALUE (A)
                                           ------------------------------------
                                              1999          1998         1997
                                           -----------    ----------   --------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $   278,910    $  143,999   $ 33,273
   Expenses (Note 3):
     Mortality and expense risk charges        110,374        56,995      9,655
                                           -----------    ----------    -------
NET INVESTMENT INCOME ..................       168,536        87,004     23,618
                                           -----------    ----------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments .....................       276,186       209,398      1,078
     Realized gain distribution from
       the Trust .......................     1,499,307       130,047     27,226
                                           -----------    ----------    -------
NET REALIZED GAIN (LOSS) ...............     1,775,493       339,445     28,304
                                           -----------    ----------    -------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............     1,160,602       269,561         --
       End of period ...................    (1,472,796)    1,160,602    269,561
                                           -----------    ----------    -------
   Change in unrealized appreciation
     (depreciation) during the period ..    (2,633,398)      891,041    269,561
                                           -----------    ----------    -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............      (857,905)    1,230,486    297,865
                                           -----------    ----------    -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $ (689,369)    $1,317,490   $321,483
                                           ===========    ==========   ========

                                         ---------------------------------------------
                                                        MORGAN STANLEY
                                                   EMERGING MARKETS EQUITY (B)
                                         ---------------------------------------------
                                              1999             1998           1997
                                         -------------    ------------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $        --     $    37,240    $    16,623
   Expenses (Note 3):
     Mortality and expense risk charges         66,405          23,921          2,862
                                           -----------     -----------    -----------
NET INVESTMENT INCOME ..................       (66,405)         13,319         13,761
                                           -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments......................       363,825        (637,290)       (14,566)
     Realized gain distribution from
       the Trust .......................       394,053              --             --
                                           -----------      ----------     ----------
NET REALIZED GAIN (LOSS) ...............       757,878        (637,290)       (14,566)
                                           -----------     -----------     ----------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............    (2,942,633)     (1,079,388)            --
       End of period ...................    11,044,586      (2,942,633)    (1,079,338)
                                           -----------     -----------    -----------
   Change in unrealized appreciation
     (depreciation) during the period ..    13,987,219      (1,863,245)    (1,079,388)
                                           -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............    14,745,097       2,500,535)    (1,093,954)
                                           -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $14,678,692     $(2,487,216)   $(1,080,193)
                                           ===========     ===========    ===========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-8




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                            --------------------------------------------
                                                      ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------------
                                                   1999         1998           1997
                                            ------------   ------------    -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $  3,163,286    $ 4,461,389    $  1,311,613
   Expenses (Note 3):
     Mortality and expense risk charges..      5,481,701      5,581,296       5,299,127
                                            ------------    -----------    ------------
NET INVESTMENT INCOME ...................     (2,318,415)    (1,119,907)     (3,987,514)
                                            ------------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments     (27,888,194)    39,688,312)     28,217,939
     Realized gain distribution from the
       Trust ............................     61,642,419     46,528,461      79,729,154
                                            ------------    -----------    ------------
NET REALIZED GAIN (LOSS) ................     33,754,225      6,840,149     107,947,093
                                            ------------    -----------    ------------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     26,715,214     32,695,620      46,617,235
       End of period ....................    158,809,890     26,715,214      32,695,620
                                            ------------    -----------    ------------
   Change in unrealized appreciation
     (depreciation) during the period ...    132,094,676     (5,980,406)    (13,921,615)
                                            ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    165,848,901        859,743      94,025,478
                                            ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $163,530,486    $  (260,164)   $ 90,037,964
                                            ============    ===========    ============

                                            ------------------------------------------
                                                     ALLIANCE SMALL CAP GROWTH (A)
                                            ------------------------------------------
                                               1999           1998          1997
                                            -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $        --    $     4,062    $   4,189
   Expenses (Note 3):
     Mortality and expense risk charges .       284,347        215,285       41,540
                                            -----------    -----------    ---------
NET INVESTMENT INCOME ...................      (284,347)      (211,223)     (37,351)
                                            -----------    -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments      4,345,484     (7,585,521)    (609,208)
     Realized gain distribution from the
       Trust ............................            --             --      545,833
                                            -----------    -----------    ---------
NET REALIZED GAIN (LOSS) ................     4,345,484     (7,585,521)     (63,375)
                                            -----------    -----------    ---------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     8,780,955        771,812           --
       End of period ....................    24,076,277      8,780,955      771,812
                                            -----------    -----------    ---------
   Change in unrealized appreciation
     (depreciation) during the period ...    15,295,322      8,009,143      771,812
                                            -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    19,640,806        423,622      708,437
                                            -----------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $19,356,459    $   212,399    $ 671,086
                                            ===========    ===========    =========

                                            ---------------------------------------
                                               MFS EMERGING GROWTH COMPANIES (A)
                                            ---------------------------------------
                                               1999            1998          1997
                                            ------------   -----------    ---------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $        --    $       969    $ 24,358
   Expenses (Note 3):
     Mortality and expense risk charges .       640,976        157,484      18,835
                                            -----------    -----------    --------
NET INVESTMENT INCOME ...................      (640,976)      (156,515)      5,523
                                            -----------    -----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments     13,577,250      4,270,964     161,034
     Realized gain distribution from the
       Trust ............................     3,969,879             --     296,998
                                            -----------    -----------    --------
NET REALIZED GAIN (LOSS) ................    17,547,129      4,270,964     458,032
                                            -----------    -----------    --------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     6,996,177        171,320          --
       End of period ....................    77,077,961      6,996,177     171,320
                                            -----------    -----------    --------
   Change in unrealized appreciation
     (depreciation) during the period ...    70,081,784      6,824,857     171,320
                                            -----------    -----------    --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    87,628,913     11,095,821     629,352
                                            -----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $86,987,937    $10,939,306    $634,875
                                            ===========    ===========    ========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                       ----------------------------------------------------------------------
                                                                      BT INTER-
                                                          BT           NATIONAL                   EQ/PUTNAM       EQ/PUTNAM
                                                        EQUITY         EQUITY      JPM CORE       INVESTORS     INTERNATIONAL
                                                       500 INDEX       INDEX         BOND          GROWTH           EQUITY
                                                       -----------   ----------    ----------    ----------     -------------
                                                          1999          1999          1999          1999             1999
                                                       -----------   ----------    ----------    ----------     -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ....................      $   102        $    9        $  100         $   --         $   12
   Expenses (Note 3):
     Mortality and expense risk charges ..........           31             1             1              5             --
                                                        -------        ------        ------         ------         ------
NET INVESTMENT INCOME ............................           71             8            99             (5)            12
                                                        -------        ------        ------         ------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments .........           24            --            --              1             --
     Realized gain distribution from the Trust ...           29             9            --            223             37
                                                        -------        ------        ------         ------         ------
NET REALIZED GAIN (LOSS) .........................           53             9            --            224             37
                                                        -------        ------        ------         ------         ------
   Unrealized appreciation (depreciation)
     on investments:
       Beginning of period .......................           --            --            --             --             --
       End of period .............................        1,051            69          (116)           736              1
                                                        -------        ------        ------         ------         ------
   Change in unrealized appreciation
     (depreciation) during the period ............        1,051            69          (116)           736              1
                                                        -------        ------        ------         ------         ------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS .........................        1,104            78          (116)           960             38
                                                        -------        ------        ------         ------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................      $ 1,175        $   86        $  (17)        $  955         $   50
                                                        =======        ======        ======         ======         ======

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,



                                           ---------------------------------------------
                                                       ALLIANCE MONEY MARKET
                                           ---------------------------------------------
                                                1999            1998            1997
                                           -------------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $ 12,329,959     $  9,515,464    $  8,653,507
   Net realized gain (loss) ............        528,279         (153,564)       (500,365)
   Change in unrealized appreciation
     (depreciation) on investments .....       (219,635)         732,101         780,326
                                           ------------     ------------    ------------
   Net increase (decrease) in net assets
     from operations ...................     12,638,603       10,094,001       8,933,468
                                           ------------     ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............    231,007,033      229,608,273     234,059,930
   Benefits and other policy-related
     transactions (Note 3) .............    (63,463,349)     (41,370,215)    (40,687,124)
   Net transfers among funds and
     guaranteed interest account .......    (91,919,848)    (128,607,686)    259,049,840)
                                           ------------     ------------    ------------
   Net increase (decrease) in net assets
     from policy-related transactions ..     75,623,836       59,630,372     (65,677,034)
                                           ------------     ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........      1,075,796         (387,161)         46,036
                                           ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......     89,338,235       69,337,212     (56,697,530)
NET ASSETS
   BEGINNING OF PERIOD .................    255,090,142      185,752,930     242,450,460
                                           -------------    ------------    ------------
NET ASSETS
   END OF PERIOD .......................   $344,428,377     $255,090,142    $185,752,930
                                           ============     ============    ============


                                           ---------------------------------------------
                                                          ALLIANCE HIGH YIELD
                                           ---------------------------------------------
                                                1999            1998            1997
                                           -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $ 16,489,390    $ 17,442,641    $ 12,128,952
   Net realized gain (loss) ............    (15,030,554)      1,052,131       7,302,187
   Change in unrealized appreciation
     (depreciation) on investments .....     (7,843,498)    (29,521,690)      2,958,012
                                           ------------    ------------    ------------
   Net increase (decrease) in net assets
     from operations ...................     (6,384,662)    (11,026,918)     22,389,151
                                           ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............     30,001,760      36,502,728      26,933,221
   Benefits and other policy-related
     transactions (Note 3) .............    (21,018,230)    (20,288,710)    (14,530,462)
   Net transfers among funds and
     guaranteed interest account .......    (25,281,076)      2,677,159      26,385,799
                                           ------------    ------------    ------------
   Net increase (decrease) in net assets
     from policy-related transactions ..    (16,297,546)     18,891,177      38,788,558
                                           ------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........      2,143,697        (832,263)         40,026
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......    (20,538,511)      7,031,996      61,217,735
NET ASSETS
   BEGINNING OF PERIOD .................    170,372,993     163,340,997     102,123,262
                                           ------------    ------------    ------------
NET ASSETS
   END OF PERIOD .......................   $149,834,482    $170,372,993    $163,340,997
                                           ============    ============    ============

                                              --------------------------------------------------
                                                             ALLIANCE COMMON STOCK
                                              --------------------------------------------------
                                                 1999                1998               1997
                                              --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............      $    1,037,574    $    1,338,974    $     (767,599)
   Net realized gain (loss) ............         719,015,346       522,943,560       218,655,522
   Change in unrealized appreciation
     (depreciation) on investments .....          13,099,046       122,078,195       272,798,112
                                              --------------    --------------    --------------
   Net increase (decrease) in net assets
     from operations ...................         733,151,966       646,360,729       490,686,035
                                              --------------    --------------    --------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............         361,261,385       322,874,015       282,279,826
   Benefits and other policy-related
     transactions (Note 3) .............        (302,304,428)     (250,079,870)     (199,662,183)
   Net transfers among funds and
     guaranteed interest account .......          49,877,173        24,136,275        56,849,823
                                              --------------    --------------    --------------
   Net increase (decrease) in net assets
     from policy-related transactions ..         108,834,130        96,930,420       139,467,466
                                              --------------    --------------    --------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........          (5,343,344)       (2,780,348)          516,970
                                              --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ......         836,642,752       740,510,801       630,670,471
NET ASSETS
   BEGINNING OF PERIOD .................       2,943,226,440     2,202,715,639     1,572,045,168
                                              --------------    --------------    --------------
NET ASSETS
   END OF PERIOD .......................      $3,779,869,192    $2,943,226,440    $2,202,715,639
                                              ==============    ==============    ==============

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------------
                                                                                                 CAPITAL            MFS
                                                            EQ/ALLIANCE        CAPITAL          GUARDIAN          GROWTH
                                                             PREMIER          GUARDIAN             U.S.            AND
                                                            GROWTH (C)       RESEARCH (D)       EQUITY (D)       INCOME (C)
                                                         --------------    ---------------    -------------   --------------
                                                              1999              1999               1999            1999
                                                         --------------    ---------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ..........................       $   (33,190)       $     71        $    781          $    837
    Net realized gain (loss) .......................           190,495           2,837           1,959              (227)
    Change in unrealized appreciation
        (depreciation) on investments ..............         5,068,707          11,093          17,325            20,637
                                                           -----------        --------        --------          --------
    Net increase (decrease) in net assets
        from operations ............................         5,226,012          14,001          20,065            21,247
                                                           -----------        --------        --------          --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ..........................         6,362,938          63,883         115,934            44,806
    Benefits and other policy-related
        transactions (Note 3) ......................        (1,028,342)           (503)        (15,128)           (6,607)
    Net transfers among funds and
        guaranteed interest account ................        40,652,847         115,765         390,588           326,238
                                                           -----------        --------        --------          --------
    Net increase (decrease) in net assets
        from policy-related transactions ...........        45,987,443         179,145         491,394           364,437
                                                           -----------        --------        --------          --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ...................             3,902             209             378            30,030
                                                           -----------        --------        --------          --------
INCREASE (DECREASE) IN NET ASSETS ..................        51,217,357         193,355         511,837           415,714
NET ASSETS
    BEGINNING OF PERIOD ............................                --              --              --                --
                                                           -----------        --------        --------          --------
NET ASSETS
    END OF PERIOD ..................................       $51,217,357        $193,355        $511,837          $415,714
                                                           ===========        ========        ========          ========



                                                   --------------------------------------------------
                                                                      MFS RESEARCH (A)
                                                   --------------------------------------------------
                                                         1999              1998               1997
                                                   -------------      -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................   $  (155,808)      $    (14,907)      $    7,315
    Net realized gain (loss).....................     2,081,454            494,412           88,145
    Change in unrealized appreciation
        (depreciation) on investments............     6,720,924          3,063,681          249,382
                                                    -----------       ------------       ----------
    Net increase (decrease) in net assets
        from operations..........................     8,646,570          3,543,186          344,842
                                                    -----------       ------------       ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................    12,506,780          6,795,257        1,177,137
    Benefits and other policy-related
        transactions (Note 3)....................    (4,808,292)        (1,705,211)        (162,042)
    Net transfers among funds and
        guaranteed interest account..............     4,280,012         12,108,388        6,389,251
                                                    -----------       ------------       ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........    11,978,500         17,198,434        7,404,346
                                                    -----------       ------------       ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................        (9,698)        (2,472,499)       2,003,671
                                                    -----------       ------------       ----------
INCREASE (DECREASE) IN NET ASSETS................    20,615,372         18,269,121        9,752,859
NET ASSETS
    BEGINNING OF PERIOD..........................    28,021,980          9,752,859               --
                                                    -----------       ------------       ----------
NET ASSETS
    END OF PERIOD................................   $48,637,352        $28,021,980       $9,752,859
                                                    ===========       ============       ==========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                            ------------------------------------------
                                                                EQ/PUTNAM
                                                        GROWTH & INCOME VALUE (A)
                                            ------------------------------------------
                                                 1999          1998            1997
                                            ------------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   168,536    $    87,004    $   23,618
    Net realized gain (loss) ............     1,775,493        339,445        28,304
    Change in unrealized appreciation
        (depreciation) on investments ...    (2,633,398)       891,041       269,561
                                            -----------    -----------    ----------
    Net increase (decrease) in net assets
        from operations .................      (689,369)     1,317,490       321,483
                                            -----------    -----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     7,146,178      5,099,897     1,149,748
    Benefits and other policy-related
        transactions (Note 3) ...........    (2,808,209)    (1,485,166)     (154,351)
    Net transfers among funds and
        guaranteed interest account .....     1,469,187      6,086,532     4,539,465
                                            -----------    -----------    ----------
    Net increase (decrease) in net assets
        from policy-related transactions      5,807,156      9,701,263     5,534,862
                                            -----------    -----------    ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (67,263)    (1,334,566)    1,202,723
                                            -----------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS .......     5,050,524      9,684,187     7,059,068
NET ASSETS
    BEGINNING OF PERIOD .................    16,743,255      7,059,068            --
                                            -----------    -----------    ----------
NET ASSETS
    END OF PERIOD .......................   $21,793,779    $16,743,255    $7,059,068
                                            ===========    ===========    ==========


                                            -----------------------------------------
                                                              MORGAN STANLEY
                                                       EMERGING MARKETS EQUITY (B)
                                            -----------------------------------------
                                                1999           1998           1997
                                            ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   (66,405)   $   13,319    $   13,761
    Net realized gain (loss) ............       757,878      (637,290)      (14,566)
    Change in unrealized appreciation
        (depreciation) on investments ...    13,987,219    (1,863,245)   (1,079,388)
                                            -----------    ----------    ----------
    Net increase (decrease) in net assets
        from operations .................    14,678,692    (2,487,216)   (1,080,193)
                                            -----------    ----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     4,138,455     2,442,975       323,739
    Benefits and other policy-related
        transactions (Note 3) ...........    (1,720,293)     (488,932)       (7,501)
    Net transfers among funds and
        guaranteed interest account .....    16,198,446     4,158,460     2,483,527
                                            -----------    ----------    ----------
    Net increase (decrease) in net assets
        from policy-related transactions     18,616,608     6,112,503     2,799,765
                                            -----------    ----------    ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........    (1,953,290)        2,496     4,001,184
                                            -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS .......    31,342,010     3,627,783     5,720,756
NET ASSETS
    BEGINNING OF PERIOD .................     9,348,539     5,720,756            --
                                            -----------    ----------    ----------
NET ASSETS
    END OF PERIOD .......................   $40,690,549    $9,348,539    $5,720,756
                                            ===========    ==========    ==========


                                            ------------------------------------------------
                                                           ALLIANCE AGGRESSIVE STOCK
                                            ------------------------------------------------
                                                  1999              1998            1997
                                            ---------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   (2,318,415)   $ (1,119,907)   $ (3,987,514)
    Net realized gain (loss) ............       33,754,225       6,840,149     107,947,093
    Change in unrealized appreciation
        (depreciation) on investments ...      132,094,676      (5,980,406)    (13,921,615)
                                            --------------    ------------    ------------
    Net increase (decrease) in net assets
        from operations .................      163,530,486        (260,164)     90,037,964
                                            --------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............      145,241,493     172,792,283     179,662,167
    Benefits and other policy-related
        transactions (Note 3) ...........     (117,102,087)    115,442,947)   (107,529,554)
    Net transfers among funds and
        guaranteed interest account .....     (113,016,006)    (43,660,488)      1,712,877
                                            --------------    ------------    ------------
    Net increase (decrease) in net assets
        from policy-related transactions       (84,876,600)     13,688,848      73,845,490
                                            --------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........        2,197,124        (541,559)        223,792
                                            --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .......       80,851,010      12,887,125     164,107,246
NET ASSETS
    BEGINNING OF PERIOD .................      971,194,053     958,306,928     794,199,683
                                            --------------    ------------    ------------
NET ASSETS
    END OF PERIOD .......................   $1,052,045,063    $971,194,053    $958,306,929
                                            ==============    ============    ============



-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                           --------------------------------------------

                                                   ALLIANCE SMALL CAP GROWTH (A)
                                           --------------------------------------------
                                                1999           1998           1997
                                           ------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $  (284,347)   $  (211,223)   $   (37,351)
   Net realized gain (loss) ............     4,345,484     (7,585,521)       (63,375)
   Change in unrealized appreciation
      (depreciation) on investments ....    15,295,322      8,009,143        771,812
                                           -----------    -----------    -----------
   Net increase (decrease) in net assets
      from operations ..................    19,356,459        212,399        671,086
                                           -----------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............    16,092,219     14,863,783      2,947,848
   Benefits and other policy-related
      transactions (Note 3) ............    (5,542,747)    (3,897,615)      (599,875)
   Net transfers among funds and
      guaranteed interest account ......    (8,085,585)    15,043,596     19,670,856
                                           -----------    -----------    -----------
   Net increase (decrease) in net assets
      from policy-related transactions..     2,463,887     26,009,764     22,018,829
                                           -----------    -----------    -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........       (99,856)    (1,460,161)     1,208,014
                                           -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ......    21,720,490     24,762,002     23,897,929
NET ASSETS
   BEGINNING OF PERIOD .................    48,659,931     23,897,929             --
                                           -----------    -----------    -----------
NET ASSETS
   END OF PERIOD .......................   $70,380,421    $48,659,931    $23,897,929
                                           ===========    ===========    ===========


                                          -----------------------------------------------
                                                              MFS EMERGING
                                                           GROWTH COMPANIES (A)
                                          -----------------------------------------------
                                               1999              1998            1997
                                          --------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $   (640,976)     $  (156,515)   $     5,523
   Net realized gain (loss) ............     17,547,129        4,270,964        458,032
   Change in unrealized appreciation
      (depreciation) on investments ....     70,081,784        6,824,857        171,320
                                           ------------      -----------    -----------
   Net increase (decrease) in net assets
      from operations ..................     86,987,937       10,939,306        634,875
                                           ------------      -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............     32,825,036       11,533,783      1,598,358
   Benefits and other policy-related
      transactions (Note 3) ............    (13,737,378)      (2,705,605)      (294,924)
   Net transfers among funds and
      guaranteed interest account ......     76,182,753       25,975,152      8,886,415
                                           ------------      -----------    -----------
   Net increase (decrease) in net assets
      from policy-related transactions .     95,270,411       34,803,330     10,189,849
                                           ------------      -----------    -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........        (72,131)      (2,575,513)     2,004,977
                                           ------------      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ......    182,186,217       43,167,123     12,829,701
NET ASSETS
   BEGINNING OF PERIOD .................     55,996,824       12,829,701             --
                                           ------------      -----------    -----------
NET ASSETS
   END OF PERIOD .......................   $238,183,041      $55,996,824    $12,829,701
                                           ============      ===========    ===========





-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                  ----------------------------------------------------------------------------
                                                                       BT                        EQ/PUTNAM         EQ/PUTNAM
                                                  BT EQUITY      INTERNATIONAL      JPM CORE      INVESTORS       INTERNATIONAL
                                                  500 INDEX      EQUITY INDEX         BOND         GROWTH            EQUITY
                                                    1999              1999            1999          1999              1999
                                                  ---------      -------------      ---------     ---------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...................       $    71         $     8           $    99       $    (5)         $   12
   Net realized gain (loss) ................            53               9                 0           224              37
   Change in unrealized appreciation
      (depreciation) on investments ........         1,051              69              (116)          736               1
                                                   -------         -------           -------       -------          ------
   Net increase (decrease) in net assets
      from operations ......................         1,175              86               (17)          955              50
                                                   -------         -------           -------       -------          ------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...................         9,476              --                --        10,348             666
   Benefits and other policy-related
      transactions (Note 3) ................        (1,279)             (8)              (70)          (96)             --
   Net transfers among funds and
      guaranteed interest account ..........         9,316           1,182             2,277           199              --
                                                   -------         -------           -------       -------          ------
   Net increase (decrease) in net assets
      from policy related-transactions .....        17,513           1,174             2,207        10,451             666
                                                   -------         -------           -------       -------          ------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT FP (Note 4) .........            11              --                 2             5              --
                                                   -------         -------           -------       -------          ------
INCREASE (DECREASE) IN NET ASSETS ..........        18,699           1,260             2,192        11,411             716
NET ASSETS
   BEGINNING OF PERIOD .....................            --              --                --            --              --
                                                   -------         -------           -------       -------          ------
NET ASSETS
   END OF PERIOD ...........................       $18,699         $ 1,260           $ 2,192       $11,411          $  716
                                                   =======         =======           =======       =======          ======



-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of thirty-five variable investment options of which eighteen are reported herein:

    o Alliance Money Market             o Morgan Stanley Emerging Markets Equity
    o Alliance High Yield               o Alliance Aggressive Stock
    o Alliance Common Stock             o Alliance Small Cap Growth
    o EQ/Alliance Premier Growth        o MFS Emerging Growth Companies
    o Capital Guardian Research         o BT Equity 500 Index
    o Capital Guardian U.S. Equity      o BT International Equity Index
    o MFS Growth with Income            o JPM Core Bond
    o MFS Research                      o EQ/Putnam Investors Growth
    o EQ/Putnam Growth & Income Value   o EQ/Putnam International Equity

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account supports the operations of various Equitable life insurance products. These products are sold through both Equitable's Agent Distribution Channel and Equitable's Independent Broker Dealer Distribution Channel. These financial statement footnotes discuss the products, charges and investment return applicable to those life insurance products (Incentive Life, Incentive Life Plus, Survivorship Incentive Life and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution Channel.

   All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

   Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263 and $165,714,430
   for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

   Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution Channel have charges currently for Incentive Life, Incentive Life Plus and Survivorship Incentive Life of .60% , and for Survivorship 2000 of .90%. The products sold through Equitable Life's Agent Distribution Channel have charges ranging from 0.60% to 1.80% depending on the features of those products.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:

                         Morality and
                           Expense      Mortality   Administrative    Total
                         ------------   ---------   --------------    -----
   Incentive Life,
   Incentive Life 2000,
   Incentive Life Plus
     Second Series,
   Champion 2000 (a)       .60%            --             --           .60%
   IL Plus Original
   Series, IL COLI (b)     .85%            --             --           .85%
   Survivorship
   Incentive Life (a)      .60%            --             --           .60%
   Survivorship 2000 (a)   .90%            --             --           .90%
   IL Protector (a)        .80%            --             --           .80%
   SP Flex (a)             .85%          .60%           .35%          1.80%

   ------------------
   (a) Charged to daily net assets of the Account.
   (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

   Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

   Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4. Amounts Retained by Equitable Life in Separate Account FP

   The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                               YEARS ENDED DECEMBER 31,
                                       -----------------------------------------
  VARIABLE INVESTMENT OPTIONS              1999           1998            1997
  ---------------------------              ----           ----            ----

  Alliance Money Market               $  (531,900)    $(1,591,380)          --
  Alliance High Yield                   1,254,634      (1,839,368)          --

  + Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                YEARS ENDED DECEMBER 31,
                                     -----------------------------------------
   VARIABLE INVESTMENT OPTIONS            1999            1998           1997
   ---------------------------            ----            ----           ----
      Alliance Common Stock          $(24,309,50)    $(17,381,05)   $       --
      EQ/Alliance Premier Growth         (60,529)             --            --
      Capital Guardian Research               --              --            --
      Capital Guardian US Equity              --              --            --
      MFS Growth with Income              29,599              --            --
      MFS Research                      (218,336)     (2,558,541)    2,000,000
      EQ/Putnam Growth & Income
        Value                           (177,637)     (1,391,562)    1,200,000
      Morgan Stanley Emerging
        Markets Equity                (2,019,694)        (21,425)    4,000,000
      Alliance Aggressive Stock       (3,284,577)     (6,122,856)           --
      Alliance Small Cap Growth         (384,204)     (1,675,446)    1,200,000
      MFS Emerging Growth Companies     (713,109)     (2,732,997)    2,000,000
      BT Equity 500 Index                    (21)             --            --
      BT International Equity Index           --              --            --
      JPM Core Bond                           --              --            --
      EQ Putnam Investors Growth              --              --            --
      EQ/Putnam International Equity          --              --            --

5. Distribution and Servicing Agreements

   Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6. Investment Returns

   The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

   The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life and Incentive Life Plus policyowners are different than those attributable to Survivorship 2000 policyowners because asset charges are deducted at different rates under each policy (see Note 3).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE MONEY MARKET              1999
---------------------              ----
Gross return.................      4.71%
Net return...................      4.10%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE HIGH YIELD                1999
-------------------               -----
Gross return.................     (3.58)%
Net return...................     (4.16)%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE COMMON STOCK              1999
---------------------             -----
Gross return.................     24.88%
Net return...................     24.13%

                               JUNE 4 (C) TO
                                DECEMBER 31,
                              --------------
EQ/ALLIANCE PREMIER GROWTH         1999
--------------------------        -----
Gross return.................     18.97%
Net return...................     18.52%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN RESEARCH          1999
-------------------------          ----
Gross return.................      7.10%
Net return...................      6.67%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN U.S. EQUITY       1999
----------------------------       ----
Gross return.................      3.76%
Net return...................      3.32%


----------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS GROWTH WITH INCOME               1999
----------------------               ----
Gross return.................       8.76%
Net return...................       8.06%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS RESEARCH                         1999
------------                         ----
Gross return.................      23.12%
Net return...................      22.38%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM GROWTH & INCOME VALUE     1999
-------------------------------     ----
Gross return.................      (1.27)%
Net return...................      (1.95)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MORGAN STANLEY EMERGING
MARKETS EQUITY                      1999
--------------                      ----
Gross return.................      95.82%
Net return...................      94.57%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE AGGRESSIVE STOCK           1999
-------------------------           ----
Gross return.................      18.55%
Net return...................      17.83%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE SMALL CAP GROWTH           1999
-------------------------           ----
Gross return.................      27.46%
Net return...................      26.86%

----------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                       YEAR ENDED
                                      DECEMBER 31,
                                      ------------
MFS EMERGING GROWTH COMPANIES             1999
-----------------------------             ----
Gross return......................       73.62%
Net return........................       72.63%

                                       YEAR ENDED
                                      DECEMBER 31,
                                      ------------
BT EQUITY 500 INDEX                       1999
-------------------                       ----
Gross return......................       20.30%
Net return........................       19.58%

                                      YEAR ENDED
                                      DECEMBER 31,
                                      ------------
BT INTERNATIONAL EQUITY INDEX             1999
-----------------------------             ----
Gross return......................       27.50%
Net return........................       26.70%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
JPM CORE BOND                             1999
-------------                             ----
Gross return......................      (1.64)%
Net return........................      (2.19)%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
EQ/PUTNAM INVESTORS GROWTH                1999
--------------------------                ----
Gross return......................       30.24%
Net return........................       29.48%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
EQ/PUTNAM INTERNATIONAL EQUITY            1999
------------------------------            ----
Gross return......................       60.24%
Net return........................       59.29%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE MONEY MARKET              1999
---------------------              ----
Gross return................       4.71%
Net return..................       3.78%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE HIGH YIELD                1999
-------------------                ----
Gross return................      (3.35)%
Net return..................      (4.45)%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE COMMON STOCK              1999
---------------------              ----
Gross return................      24.88%
Net return..................      23.76%

                               JUNE 4 (C) TO
                               DECEMBER 31,
                               -------------
EQ/ALLIANCE PREMIER GROWTH         1999
--------------------------         ----
Gross return................      18.97%
Net return..................      18.28%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN RESEARCH          1999
-------------------------          ----
Gross return................       7.10%
Net return..................       6.46%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN U.S. EQUITY       1999
----------------------------       ----
Gross return................       3.76%
Net return..................       3.11%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS GROWTH WITH INCOME              1999
----------------------              ----
Gross return.................       8.76%
Net return...................       7.74%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS RESEARCH                        1999
------------                        ----
Gross return.................      23.12%
Net return...................      22.01%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM GROWTH & INCOME VALUE     1999
-------------------------------     ----
Gross return.................      (1.27)%
Net return...................      (2.25)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MORGAN STANLEY EMERGING
MARKETS EQUITY                      1999
--------------                      ----
Gross return.................      95.82%
Net return...................      93.98%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE AGGRESSIVE STOCK           1999
-------------------------           ----
Gross return.................      18.55%
Net return...................      17.43%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE SMALL CAP GROWTH           1999
-------------------------           ----
Gross return.................      27.46%
Net return...................      26.47%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS EMERGING GROWTH COMPANIES       1999
-----------------------------       ----
Gross return................       73.62%
Net return..................       72.11%.

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
BT EQUITY 500 INDEX                 1999
-------------------                 ----
Gross return................       20.30%
Net return..................       19.22%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
BT INTERNATIONAL EQUITY INDEX       1999
-----------------------------       ----
Gross return................       27.50%
Net return..................       26.32%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
JPM CORE BOND                       1999
-------------                       ----
Gross return................       (1.64)%
Net return..................       (2.48)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM INVESTORS GROWTH          1999
--------------------------          ----
Gross return................       30.24%
Net return..................       29.09%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM INTERNATIONAL EQUITY      1999
------------------------------      ----
Gross return................       60.24%
Net return..................       58.81%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-25

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


Appendix I: Investment performance record


-----
 A-1
--------------------------------------------------------------------------------

The tables below show performance information for the variable investment options. The performance shown for each option equals the performance of the Portfolio corresponding to that option, reduced by the current rate of the policies' mortality and expense risk charge (.60% annual rate). You can find more information about the performance of the Portfolios in the EQ Advisors Trust prospectus attached at the end of this prospectus. The performance figures on which the tables are based are after deduction of all fees and expenses paid by the Trust or any of the Portfolios.

For periods prior to October 18, 1999, the "Alliance" Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these Portfolios became corresponding Portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust Portfolio and any predecessors that it may have had. In addition, we have adjusted the results for these Portfolios prior to the dates when the Class IB shares for these Portfolios were available, to reflect the 12b-1 fees currently imposed. Class IB shares of Alliance Money Market, Alliance High Yield, Alliance Common Stock and EQ/Aggressive Stock* Portfolios first became available in EQ Advisors Trust's predecessor on October 2, 1996. Class IB shares of Alliance Small Cap Growth Portfolio first became available in the Trust's predecessor on May 1, 1997.

The tables below, however, do not take into account the following additional charges that we will deduct under your policy: (1) the sales charge that we deduct from each premium payment you make; (2) the monthly cost of insurance charge; (3) the surrender charge; (4) any charge for optional rider benefits you may select or (5) the policies' monthly administrative charge (currently $20 for your policy's first 12 months and $7 per month thereafter, for issue ages 18 and older). For more information about these charges, see "Charges and expenses you will pay" in this prospectus. If we reflected these charges, the performance shown below would be reduced. We have not done so, however, because the actual impact of these charges on a particular policy varies considerably based on such factors as the insurance risk characteristics of the insured person; the face amount and other options you select for your policy; the amount and timing of your premium payments; and whether you make withdrawals, take policy loans, or surrender your policy. In order to better understand how the charges we have omitted from the below tables will affect your policy's value, you should refer to your Illustrations of Policy Benefits that your financial professional will provide. You can request Equitable Life or your financial professional to provide you with such illustrations at any time, whether before or after you purchase a policy.

In a few cases, the return information shown in the first table below includes a period of time prior to when Separate Account FP first offered a corresponding variable investment option under any form of variable life insurance policy. Therefore, the second table below provides additional performance information from the date that those investment options actually received initial funding.

---------------------
 * Previously "Alliance Aggressive Stock"

-----
 A-2
--------------------------------------------------------------------------------

AVERAGE ANNUAL RATE OF RETURN AFTER DEDUCTION OF MORTALITY AND EXPENSE RISK CHARGE FOR PERIODS ENDING DECEMBER 31, 1999*


-----------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE PORTFOLIO
                                                                                                       INCEPTION
VARIABLE INVESTMENT OPTION                   1 YR.       3 YRS.      5 YRS.     10 YRS.                (DATE**)
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                          17.83%      8.83%      15.35%      15.71%             16.92%   (1/27/86)
Alliance Money Market                         4.10%      4.35%       4.47%       4.29%              6.06%   (7/13/81)
Alliance High Yield                          (4.16)%     1.92%       8.92%       9.30%              8.44%    (1/2/87)
Alliance Common Stock                        24.13%     26.89%      26.97%      17.59%             15.76%   (1/13/76)
Alliance Small Cap Growth                    26.86%       --          --          --               16.95%    (5/1/97)
BT Equity 500 Index                          19.58%       --          --          --               21.96%  (12/31/97)
BT Small Company Index                       20.00%       --          --          --                7.95%  (12/31/97)
BT International Equity Index                26.70%       --          --          --               22.98%  (12/31/97)
J.P. Morgan Core Bond                        (2.19)%      --          --          --                2.96%  (12/31/97)
Lazard Large Cap Value                        2.91%       --          --          --               10.82%  (12/31/97)
Lazard Small Cap Value                        1.13%       --          --          --               (3.40)% (12/31/97)
MFS Growth with Income                        8.06%       --          --          --                8.06%  (12/31/98)
MFS Research                                 22.38%       --          --          --               23.20%    (5/1/97)
MFS Emerging Growth Companies                72.63%       --          --          --               47.38%    (5/1/97)
Morgan Stanley Emerging Markets Equity       94.57%       --          --          --                5.07%   (8/20/97)
EQ/Putnam Growth & Income Value              (1.95)%      --          --          --                9.46%    (5/1/97)
EQ/Putnam Investors Growth                   29.48%       --          --          --               33.87%    (5/1/97)
EQ/Putnam International Equity               59.29%       --          --          --               31.21%    (5/1/97)
-----------------------------------------------------------------------------------------------------------------------


* No performance information is shown for EQ/Alliance Technology, as this Portfolio had not received its initial funding prior to December 31, 1999. Additionally, no performance information is shown for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research or Capital Guardian International, as those Portfolios became available after December 31, 1998. The inception date for these portfolios is April 30, 1999.

** The inception date shown is the date that the relevant Portfolio (or its predecessor) received its initial funding.

-----
 A-3
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RATES OF RETURN FOR PERIODS ENDING
                                  DECEMBER 31, 1999 SINCE VARIABLE INVESTMENT OPTION
 VARIABLE INVESTMENT OPTION       INCEPTION (DATE)
-------------------------------------------------------------------------------------
  Alliance Money Market               4.91% (1/27/86)

  Alliance Common Stock              17.40% (1/27/86)

-------------------------------------------------------------------------------------

Unlike the rate of return tables above, the following yield information does not include capital gains and losses that the Portfolios corresponding to the indicated variable investment options may have experienced.


-----------------------------------------------------------------------------
                                ANNUALIZED YIELD FOR PERIODS
 VARIABLE INVESTMENT OPTION     ENDING DECEMBER 31, 1999
-----------------------------------------------------------------------------
                                7 DAYS                             30 DAYS
-----------------------------------------------------------------------------
  Alliance Money Market         4.42%                                --

  Alliance High Yield            --                                12.30%

-----------------------------------------------------------------------------

The information in the tables above is not a guarantee, a prediction, or necessarily an indication of future performance.

Appendix II: Our data on market performance


-----
 B-1
--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

-----------------------------------------------------------------------
 BARRON'S                                  MONEY MANAGEMENT LETTER
 MORNINGSTAR'S VARIABLE ANNUITIES/LIFE     INVESTMENT DEALERS DIGEST
 BUSINESS WEEK                             NATIONAL UNDERWRITER
 FORBES                                    PENSION & INVESTMENTS
 FORTUNE                                   USA TODAY
 INSTITUTIONAL INVESTOR                    INVESTOR'S DAILY
 MONEY                                     THE NEW YORK TIMES
 KIPLINGER'S PERSONAL FINANCE              THE WALL STREET JOURNAL
 FINANCIAL PLANNING                        THE LOS ANGELES TIMES
 INVESTMENT ADVISER                        THE CHICAGO TRIBUNE
 INVESTMENT MANAGEMENT WEEKLY
-----------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your Incentive Life premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.

-----
 B-2
--------------------------------------------------------------------------------

The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

AVERAGE ANNUAL RATES OF RETURN

-----------------------------------------------------------------------------------------------------------------------------
                                               LONG-TERM      LONG-TERM      INTERMEDIATE-
FOR THE FOLLOWING PERIODS         COMMON       GOVERNMENT     CORPORATE      TERM GOV'T        U.S. TREASURY      CONSUMER
ENDING DECEMBER 31, 1999          STOCKS       BONDS          BONDS          BONDS             BILLS              PRICE INDEX
-----------------------------------------------------------------------------------------------------------------------------
1 Year                            21.04%        (8.96)%        (7.45)%        (1.77)%            4.68%              2.81%
3 Years                           27.56%         6.04 %         5.01 %         5.47 %            4.93%              2.04%
5 years                           28.55%         9.24 %         8.35 %         6.95 %            5.12%              2.39%
10 years                          18.20%         8.79 %         8.36 %         7.20 %            4.92%              2.94%
20 years                          17.87%        10.69 %        10.66 %         9.53 %            6.89%              4.01%
30 years                          13.72%         8.94 %         9.17 %         8.68 %            6.69%              5.12%
40 years                          12.22%         7.01 %         7.24 %         7.35 %            5.98%              4.46%
50 years                          13.61%         5.56 %         5.97 %         6.12 %            5.15%              4.01%
60 years                          12.86%         5.17 %         5.42 %         5.39 %            4.34%              4.24%
Since 1926                        11.35%         5.12 %         5.61 %         5.22 %            3.79%              3.07%
Inflation Adjusted Since 1926      8.03%         1.98 %         2.46 %         2.08 %            0.69%              0.00%
-----------------------------------------------------------------------------------------------------------------------------

Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK, (TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds -- For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds -- Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

Appendix III: An index of key words and phrases


-----
 C-1
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                           PAGE
account value                                21
Administrative Office                         5
age                                          34
Allocation Date                              15
alternative death benefit                    17
amount at risk                               38
anniversary                                  34
assign; assignment                           32
automatic transfer service                   22
AXA Financial, Inc.                           4
basis                                        28
beneficiary                                  19
business day                                 33
Cash Surrender Value                         26
Code                                         27
collateral                                   24
cost of insurance charge                     38
cost of insurance rates                      38
customer loyalty credit                      39
day                                          33
death benefit guarantee                      14
default                                      12
dollar cost averaging service                22
enhanced death benefit guarantee             14
EQAccess                                      5
EQ Advisors Trust                            16
EQ Financial Consultants                     16
Equitable Distributors                       41
Equitable Life                                4
Equitable Access Account                     19
face amount                                  16
grace period                                 12
guarantee premium                            13
guaranteed interest option                   16
Guaranteed Interest Account                  16
Incentive Life                              cover
insured person                               17
Investment Funds                             16
investment option                            15
issue date                                   34
lapse                                        12
loan, loan interest                          24
modified endowment contract                  12
month, year                                  34
monthly deduction                             7
net cash surrender value                     26
no-lapse guarantee                           13
Option A, B                                  17
our                                           2
owner                                         2
paid up                                      27
paid up death benefit guarantee              14
partial withdrawal                           25
payment option                               19
planned periodic premium                     12
policy                                      cover
Portfolio                                   cover
premium charge                                7
premium payments                             12
prospectus                                  cover
rebalancing                                  23
receive                                      33
restore, restoration                         13
rider                                        19
SEC                                         cover
Separate Account FP                          36
state                                         2
subaccount                                   36
surrender                                    26
surrender charge                              7
target premium                                8
telephone transfer                           22
transfers                                    22
Trust                                        16
units                                        21
unit values                                  21
us                                            2
variable investment option                   16
we                                            2
withdrawal                                   25
you, your                                     2



INCENTIVE LIFE(SM)
A FLEXIBLE PREMIUM VARIABLE LIFE
INSURANCE POLICY

PROSPECTUS DATED MAY 1, 2000

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its Portfolios.

--------------------------------------------------------------------------------

This prospectus describes many aspects of an Incentive Life policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.

WHAT IS INCENTIVE LIFE?

Incentive Life is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS:
--------------------------------------------------------------------------------
o EQ/Aggressive Stock(1)                  o Lazard Small Cap Value
o Alliance Money Market                   o Mercury Basic Value Equity(4)
o Alliance High Yield                     o Mercury World Strategy(5)
o Alliance Common Stock                   o MFS Growth with Income
o Alliance Small Cap Growth               o MFS Research
o EQ/Alliance Premier Growth              o MFS Emerging Growth
o EQ/Alliance Technology(2)                 Companies
o BT Equity 500 Index                     o Morgan Stanley Emerging
o BT Small Company Index                    Markets Equity
o BT International Equity Index           o EQ/Putnam Growth & Income
o Capital Guardian U.S. Equity              Value
o Capital Guardian Research               o EQ/Putnam Investors Growth
o Capital Guardian International          o EQ/Putnam International
o EQ/Evergreen                              Equity
o EQ/Evergreen Foundation
o J.P. Morgan Core Bond(3)
o Lazard Large Cap Value
--------------------------------------------------------------------------------

(1) Formerly named "Alliance Aggressive Stock"

(2) Anticipated to become available on or about May 22, 2000. This option may not be available in California.

(3) Formerly named "JPM Core Bond"

(4) Formerly named "Merrill Lynch Basic Value Equity"

(5) Formerly named "Merrill Lynch World Strategy"


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, a mutual fund. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) add or delete certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life or another policy may not be to your advantage.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                       72100 MLF

CONTENTS OF THIS PROSPECTUS

2
--------------------------------------------------------------------------------


INCENTIVE LIFE
--------------------------------------------------------------------------------
What is Incentive Life?                                                    Cover
Who is Equitable Life?                                                         4
How to reach us                                                                5
Charges and expenses you will pay                                              7
Risks you should consider                                                     11

--------------------------------------------------------------------------------
1  POLICY FEATURES AND BENEFITS                                               12
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                             12
The minimum amount of premiums you must pay                                   12
You can guarantee that your policy will not terminate before a certain date   13
You can elect a "paid up" death benefit guarantee                             14
Investment options within your policy                                         15
About your life insurance benefit                                             16
You can increase or decrease your insurance coverage                          18
Other benefits you can add by rider                                           19
Your options for receiving policy proceeds                                    19
Your right to cancel within a certain number of days                          20
Variations among Incentive Life policies                                      20
Other Equitable Life policies                                                 20

--------------------------------------------------------------------------------
2  DETERMINING YOUR POLICY'S VALUE                                            21
--------------------------------------------------------------------------------
Your account value                                                            21

--------------------------------------------------------------------------------
3  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                       22
--------------------------------------------------------------------------------
Transfers you can make                                                        22
Telephone and EQAccess transfers                                              22
Our dollar cost averaging service                                             22
Our asset rebalancing service                                                 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
"We," "our" and "us" refers to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

We do not offer Incentive Life in all states. This prospectus does not offer Incentive Life anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.

3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4  ACCESSING YOUR MONEY                                                       24
--------------------------------------------------------------------------------
Borrowing from your policy                                                    24
Making withdrawals from your policy                                           25
Surrendering your policy for its net cash surrender value                     26
Your option to receive a living benefit                                       26

--------------------------------------------------------------------------------
5  TAX INFORMATION                                                            27
--------------------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                              27
Tax treatment of distributions to you                                         27
Tax treatment of living benefit proceeds                                      29
Effect of policy on interest deductions taken by business entities            29
Requirement that we diversify investments                                     29
Estate, gift, and generation-skipping taxes                                   30
Pension and profit-sharing plans                                              30
Other employee benefit programs                                               30
ERISA                                                                         30
Our taxes                                                                     30
When we withhold taxes from distributions                                     31
Possibility of future tax changes                                             31

--------------------------------------------------------------------------------
6  MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY                32
--------------------------------------------------------------------------------
Ways to make premium and loan payments                                        32
Requirements for surrender requests                                           32
Ways we pay policy proceeds                                                   32
Assigning your policy                                                         32
Dates and prices at which policy events occur                                 32
Policy issuance                                                               34
Gender-neutral policies                                                       34

--------------------------------------------------------------------------------
7  MORE INFORMATION ABOUT OTHER MATTERS                                       36
--------------------------------------------------------------------------------
Your voting privileges                                                        36
About our Separate Account FP                                                 36
About our general account                                                     37
You can change your policy's insured person                                   37
Transfers of your account value                                               37
Telephone and EQAccess requests                                               38
Deducting policy charges                                                      38
Customer loyalty credit                                                       39
Suicide and certain misstatements                                             40
When we pay policy proceeds                                                   40
Changes we can make                                                           40
Reports we will send you                                                      41
Legal proceedings                                                             41
Illustrations of policy benefits                                              41
SEC registration statement                                                    41
How we market the policies                                                    41
Insurance regulation that applies to Equitable Life                           42
Directors and principal officers                                              43

--------------------------------------------------------------------------------
8  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE             50
--------------------------------------------------------------------------------
Separate Account FP financial statements                                   FSA-1
Equitable Life financial statements                                          F-1

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I - Investment performance record                                            A-1
II - Our data on market performance                                          B-1
III - An index of key words and phrases                                      C-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ ADVISORS TRUST PROSPECTUS  (follows after page C-1 of this prospectus, but is not a part of this prospectus)
--------------------------------------------------------------------------------

WHO IS EQUITABLE LIFE?

4
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

5
--------------------------------------------------------------------------------

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808

--------------------------------------------------------------------------------

BY EXPRESS DELIVERY ONLY:

--------------------------------------------------------------------------------
at the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
1-888-228-6690

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@equitable.com

--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------
1-212-641-7075

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
Our Web site (www.equitable.com) can also provide you information. You can access your policy information through our Web site by enrolling in EQAccess.
--------------------------------------------------------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:


(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).


We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers between investment options; and

(e) changes in allocation percentages for premiums and deductions.


You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone or (2) over the Internet through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

6
--------------------------------------------------------------------------------

You should send all requests, and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


We reserve the right to limit access to telephone, Internet or fax services if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.

CHARGES AND EXPENSES YOU WILL PAY

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TABLE OF POLICY CHARGES


This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus.



----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Premium charge                      (a) 6% of each premium payment you make up to a certain
AMOUNTS YOU CONTRIBUTE                                          amount(1) and (b) 3% of each premium payment thereafter
TO YOUR POLICY:                                                 (which we may increase up to 6%)2
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Administrative charge(3)            (i) For adults (age 18 and older), $20 in each of your
YOUR POLICY'S VALUE EACH                                        policy's first 12 months; or, for children, $10 in each of
MONTH:                                                          your policy's first 24 months and (ii) for everyone, $7 in each subsequent month (which we may increase up
                                                                to $10)
                            ------------------------------------------------------------------------------------------------
                            Cost of insurance charges(3) and    Amount varies depending on the specifics of your policy(4)
                            Optional rider charges
                            ------------------------------------------------------------------------------------------------
                            Charge if you have elected our      $.02 for each $1,000 of your policy's face amount at the
                            optional enhanced death             time the charge is deducted(5)
                            benefit guarantee
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Mortality and expense               .60% (effective annual rate) of the value you have in our
YOUR POLICY'S VARIABLE      risk charge                         variable investment options (we may increase this rate up
INVESTMENT PERFORMANCE                                          to .90%)(6)
EACH DAY:
----------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Surrender (turning in) of your      A surrender charge that will not exceed the amount set
YOUR ACCOUNT VALUE AT THE   policy during its first 15 years    forth in your policy(7) (we will also deduct the remaining
TIME OF THE TRANSACTION:                                        amount of surrender charge associated with any face
                                                                amount increase, as discussed immediately below)
                            ------------------------------------------------------------------------------------------------
                            Surrender of your policy during     An amount of surrender charge that we will compute on
                            the first 15 years after you have   essentially the same basis as if each such face amount
                            requested an increase in your       increase had been a separate, newly-issued Incentive Life
                            policy's face amount                policy(8)
                            ------------------------------------------------------------------------------------------------
                            Requested decrease in your          A pro rata portion of the full surrender charge that would
                            policy's face amount                apply to a surrender at the time of the decrease
----------------------------------------------------------------------------------------------------------------------------

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(1) Up to an amount equal to ten "target premiums." The "target premium" is actuarially determined for each policy, based on that policy's characteristics.


(2) The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates of these and any other charges, based on various assumptions. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses.


(3) Not applicable after the insured person reaches age 100.


(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.


(5) The "face amount" is the basic amount of insurance coverage under your policy.

(6) This charge does not apply to amounts in our guaranteed interest option.

(7) Beginning in your policy's ninth year, this amount declines at a constant rate each month until no surrender charge applies to surrender made after the policy's 15th year. The initial amount of surrender charge depends on each policy's specific characteristics. For any policy, the lowest initial surrender charge per $1,000 of initial face amount would be $2.91, and the highest initial surrender charge per $1,000 of initial face amount would be $12.99.

(8) This additional surrender charge, however, applies only to the amount (if any) by which the increase causes the face amount to exceed its highest previous amount. For these purposes, we disregard any face amount changes that we make automatically as a result of any change in your death benefit option.

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You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using:


This table shows the fees and expenses paid by each Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------
                                                                          1999 FEES AND EXPENSES
------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL       FEE WAIVERS       NET TOTAL
                                       MANAGEMENT                   OTHER       ANNUAL     AND/OR EXPENSE       ANNUAL
                                         FEE(1)      12B-1 FEE   EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)    EXPENSES
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      0.60%         0.25%        0.04%         0.89%            -             0.89%
------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                    0.46%         0.25%        0.04%         0.75%            -             0.75%
------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                      0.60%         0.25%        0.05%         0.90%            -             0.90%
------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                    0.34%         0.25%        0.05%         0.64%            -             0.64%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth(4)            0.90%         0.25%        0.23%         1.38%         0.23%            1.15%
------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth(5)             0.75%         0.25%        0.07%         1.07%            -             1.07%
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(6)                0.90%         0.25%        0.10%         1.25%         0.10%            1.15%
------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                      0.25%         0.25%        0.18%         0.68%         0.08%            0.60%
------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                   0.25%         0.25%        0.71%         1.21%         0.46%            0.75%
------------------------------------------------------------------------------------------------------------------------
BT International Equity Index            0.35%         0.25%        0.49%         1.09%         0.09%            1.00%
------------------------------------------------------------------------------------------------------------------------
Capital Guardian International(4)        0.85%         0.25%        0.66%         1.76%         0.56%            1.20%
------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(4)             0.65%         0.25%        0.47%         1.37%         0.42%            0.95%
------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity(4)          0.65%         0.25%        0.34%         1.24%         0.29%            0.95%
------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                             0.65%         0.25%        1.87%         2.77%         1.82%            0.95%
------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                  0.60%         0.25%        1.07%         1.92%         0.97%            0.95%
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Core Bond                    0.45%         0.25%        0.20%         0.90%         0.10%            0.80%
------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                   0.65%         0.25%        0.21%         1.11%         0.16%            0.95%
------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                   0.75%         0.25%        0.26%         1.26%         0.16%            1.10%
------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity               0.60%         0.25%        0.17%         1.02%         0.07%            0.95%
------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                   0.70%         0.25%        0.46%         1.41%         0.21%            1.20%
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies            0.65%         0.25%        0.17%         1.07%         0.07%            1.00%
------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                   0.60%         0.25%        0.37%         1.22%         0.27%            0.95%
------------------------------------------------------------------------------------------------------------------------
MFS Research                             0.65%         0.25%        0.17%         1.07%         0.12%            0.95%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity   1.15%         0.25%        1.00%         2.40%         0.65%            1.75%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value          0.60%         0.25%        0.16%         1.01%         0.06%            0.95%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth               0.65%         0.25%        0.19%         1.09%         0.14%            0.95%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity           0.85%         0.25%        0.32%         1.42%         0.17%            1.25%
------------------------------------------------------------------------------------------------------------------------

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(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Growth & Income Value and Lazard Large Cap Value do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Small Cap Growth and EQ/Aggressive Stock Portfolios became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "-" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for the BT Equity 500 Index, MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam International Equity and EQ/Putnam Growth & Income Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen and Lazard Small Cap Value Portfolios reflects a decrease effective on May 1, 2000.

(4) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(5) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(6) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

RISKS YOU SHOULD CONSIDER

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HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" below); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) make a charge of up to $25 for each transfer among investment options that you make.


Any changes that we make in our current charges or charge rates will be by class of insured person and will be based on changes in future expectations about such factors as investment earnings, mortality experience, the length of time policies will remain in effect, premium payments, expenses and taxes. Any changes in charges may apply to then outstanding policies, as well as to new policies, but we will not raise any charges above any maximums discussed in this prospectus and shown in your policy.

RISKS YOU SHOULD CONSIDER

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

1  POLICY FEATURES AND BENEFITS

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HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY


PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.


--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------


LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" below. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an illustration of policy benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.

If at any time when your policy's account value is high enough that the alternative death benefit discussed below would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. Rather, you need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee (see "You can guarantee that your policy will not terminate before a certain date" below) or


o you have elected the "paid up" death benefit guarantee and it remains in effect (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" below.)


We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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Your policy will terminate if you don't either (i) pay enough premiums to pay the charges we deduct or (ii) maintain in effect one or more of our other guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," below.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can guarantee that your policy will not terminate for a number of years by paying at least certain amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                       or

(2) a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee").


In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and you must not have any outstanding policy loans. In this connection, maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.


--------------------------------------------------------------------------------
In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not terminate for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned above) and provided that the period of the corresponding guarantee has not expired.


When we calculate the cumulative amount of guarantee premiums due for the two above-listed guarantee options, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is purely for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial

14
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withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).


ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.


While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a) If you have always chosen death benefit Option A, for the life of the insured person; or

(b) If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the date the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced guarantee premium will be set forth on page 3 of your policy.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced guarantee premiums due to date. (In this comparison, unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.)


If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.


GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantees discussed above is set forth in your policy if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, you make policy changes that increase or decrease the face amount of the policy or a rider, add or eliminate a rider, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

We will not bill you separately for guarantee premiums. If you want to be billed, therefore, you must select a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you wish your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up death benefit guarantee" at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your policy's face amount (see below). Thereafter, your policy will not lapse and the

15
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death benefit will never be less than the face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, any outstanding policy loans and accrued loan interest, together with any then applicable surrender charge, exceed your policy's account value or if (ii) you request us to terminate the election.


In order to elect the paid up death benefit guarantee:


o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o   you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and


o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.


The paid up death benefit guarantee may not be available in all states.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the calculation under clause (b) above would be lower the longer your policy is outstanding.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Charges and expenses you will pay" above.)


OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.


Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" below), except that:


o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.


Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" below. You should consult your tax advisor before making this election.


INVESTMENT OPTIONS WITHIN YOUR POLICY


We will initially put all amounts which your have allocated to variable investment options into our Alliance Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The

16
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allocation percentages that you specify must always be in whole numbers and total exactly 100%.


--------------------------------------------------------------------------------
You can choose among variable investment options
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. The advisors who make the investment decisions for each Portfolio are as follows:

o Alliance Capital Management L.P. (for each "Alliance" or "EQ/Alliance" option; also, jointly advises EQ/Aggressive Stock)


o   Bankers Trust Company (for the "BT" options)


o   Capital Guardian Trust Company (for the "Capital Guardian" options)

o   Evergreen Asset Management Corp. (for the "EQ/Evergreen" options)

o   J.P. Morgan Investment Management Inc. (for the "J.P. Morgan" option)


o   Lazard Asset Management (for both "Lazard" options)


o Massachusetts Financial Services Company (for the "MFS" options; also, jointly advises EQ/Aggressive Stock)

o   Mercury Asset Management US (for both "Mercury" options)

o   Morgan Stanley Asset Management Inc. (for the "Morgan Stanley" option)

o   Putnam Investment Management, Inc. (for both "EQ/Putnam" options)

Each Portfolio is a part of EQ Advisors Trust. Equitable Life serves as investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the above-listed advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.) You will find other important information about each Portfolio in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.


GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account".)

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We will pay at least 3% annual interest on our guaranteed interest option.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the policy. $50,000 is the smallest amount of coverage you can request.

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If the insured person dies, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is

17
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o Option A - THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                       or

o Option B - THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.


Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" below.)


Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.
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AGE*        40            45          50            55          60          65
        AND UNDER
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  %        250%          215%        185%          150%        130%        120%
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            70          75-95       99-OVER
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  %        115%          105%        101%
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* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.


We will reduce the death benefit proceeds by the amount of any remaining policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefit rider. We reduce it by the amount of the living benefit payment plus interest. (See "Your option to receive a living benefit" below.)



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You can request a change in your death benefit option any time after the second year of the policy.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

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If the alternative death benefit discussed above would be in effect at the time of the change, we will determine the new face amount somewhat differently from the general procedures described above.


We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" below, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE


If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.


We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81. The following additional conditions also apply:


FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.


In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate Incentive Life policy with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.


FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.


If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time of the decrease in order to decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount.

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OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o   disability waiver benefits

o ten-year term insurance on the insured person or an additional insured person

o   accidental death benefit

o   option to purchase additional insurance

o   children's term insurance

o   cost-of-living rider


Equitable Life or your financial professional can provide you with more information about these riders. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.


The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.

The cost-of-living rider provides for scheduled automatic face amount increases that, within limits, reflect increases in the Consumer Price Index. These automatic face amount increases will result in a prospective increase in your guarantee premiums and an additional surrender charge, in the same manner as would any other face amount increase you request.


See also "Tax information" below for certain possible tax consequences of face amount increases or adding or deleting riders.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS


BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.


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You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When

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we pay policy proceeds," below. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


Payment options for surrender and withdrawal proceeds. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

VARIATIONS AMONG INCENTIVE LIFE POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Incentive Life where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life. We will make such variations only in accordance with uniform rules that we establish.


Equitable Life or your financial professional can advise you about any variations that may apply to your policy.

OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.

2  DETERMINING YOUR POLICY'S VALUE

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YOUR ACCOUNT VALUE


As set forth above, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" below. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Charges and expenses you will pay."


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Your account value will be credited with the same returns as are achieved by the Portfolios (or guaranteed interest option) that you select, but will also be reduced by the amount of charges we deduct under the policy.
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YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.


The value of each unit will increase or decrease each day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges"in "Charges and expenses you will pay" above). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit (these restricted amounts may be referred to in your policy as "liened policy amounts"). See "Your option to receive a living benefit" below. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned above does not apply to our guaranteed interest option.


Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described above for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

3  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

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TRANSFERS YOU CAN MAKE


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You can transfer among our variable investment options and into our guaranteed interest option.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).


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Transfers out of our guaranteed interest option are more limited.
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RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum transfer from our guaranteed interest option is the greater of (a) 25% of your then current balance in that option (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.


TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed investment option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.

TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:


o if you are both the policy's insured person and its owner, by calling 1-888-228-6690 (toll free) from a touch tone phone; or


o if you are not both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this Prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. By the end of 2000, we anticipate that you will be able to make transfers over the Internet. You may do this by visiting our Website and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transfers apply to EQAccess transfers.

MARKET TIMING. We reserve the right to limit your access to telephone or EQAccess transfers if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.


OUR DOLLAR COST AVERAGING SERVICE


We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term.

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Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
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Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


OUR ASSET REBALANCING SERVICE


You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select . You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and in the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time.You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

4  ACCESSING YOUR MONEY

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BORROWING FROM YOUR POLICY


You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefit payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.


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You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:


o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o   we do not count the collateral when we compute our customer loyalty credit;
    and

o   the collateral is not available to pay policy charges.


When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already outstanding (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life policies in 1999 the interest rate differential has not yet been eliminated under any outstanding policies.


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully

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repaid) we contribute that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.


PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

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You can withdraw all or part of your policy's net cash surrender value, although you may incur charges and tax consequences by doing so.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.


The result is different, however, during any time when the alternative death benefit (discussed above) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. Please also remember that a partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

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A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE


You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" above.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefit rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefit rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies.

When we pay a living benefit we automatically transfer a pro-rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest you earn thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value, and we do not count it in computing any customer loyalty credit. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay. (In your policy, we refer to this as a "lien" we establish against your policy.)

The receipt of a living benefit payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefit payment may affect your eligibility for certain government benefits or entitlements.

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You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
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5  TAX INFORMATION

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This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" below.


TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

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In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" below.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the

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policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFIT PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefit rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material increase in face amount that you request, or other material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences

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would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $675,000 (a figure that is scheduled to rise at periodic intervals to $1 million by the year 2006). For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $10,000 or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation- skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

PENSION AND PROFIT-SHARING PLANS


There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The separate account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes

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incurred; for example, a charge to the separate account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such Portfolio shares would be included in your gross income for federal income tax purposes. Under current law, however, we believe that Equitable Life, and not the owner of a policy, would be considered the owner of the Portfolio shares.

6  MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if it is made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. You should consult your tax advisor prior to making a transfer or other assignment.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

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DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Every day that the New York Stock Exchange is open for regular trading is a business day for us. Each business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   changes in form of death benefit payment

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   changes of insured person

o   termination of enhanced death benefit guarantee

o   restoration of terminated policies


DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.


DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or

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any transfer, for the same reasons stated in "Delay of variable investment option proceeds" below. We may also delay such transactions for any other legally permitted purpose.


PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


o If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you in our Alliance Money Market option (prior to the Allocation
Date). Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.


NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to

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be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life policy.

7  MORE INFORMATION ABOUT OTHER MATTERS

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YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trust). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life and other policies that Separate Account FP supports.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life invests solely in class IB shares issued by the corresponding Portfolio of EQ Advisors Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

The EQ Advisors Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of this. However, the Board of Trustees of EQ Advisors Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trust's Portfolios is so large as to

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materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Incentive Life policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct and prospective guarantee premiums will be based on the new insured person's insurance risk characteristics. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.


Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" above. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.


Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual

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fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described above under "Telephone and EQAccess transfers."


Also, if you are both the owner and the insured person under your policy, you may call 1-888-228-6690 (toll free) from a touch tone phone to make the following additional types of requests:

o   policy loans


o changes of premium allocation percentages (anticipated to be available through EQAccess by the end of 2000)


o   changes of address


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" above).

Any telephone or Internet transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk")

39
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on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

As a general rule, the cost of insurance rate increases each year that you own your policy. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life policies are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except in Montana and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

We offer lower rates for non-tobacco users only if they are at least age 18. You may ask us to review a younger insured person's tobacco habits following the policy anniversary on which such person is age 18.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been outstanding for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans or for a living benefit payment). The percentage credit is currently at an annual rate of .60% beginning in the policy's seventh year. This credit is not guaranteed, however. Because we first offered Incentive Life in 1999, no credit has yet been attained under any outstanding policy.

40
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SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items. In the case of a death benefit, if we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death (and other required items), we will pay the proceeds as a single sum, normally within seven days thereafter.


CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.


DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

41
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If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, EQ Advisors Trust. If you then wish to transfer the amount you have in that option to another investment option, you may do so.


We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

REPORTS WE WILL SEND YOU


Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.


LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

ILLUSTRATIONS OF POLICY BENEFITS


In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured person under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's web-site (www.sec.gov).

HOW WE MARKET THE POLICIES


We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1998 and 1999, we paid EDI fees of $35,582,313 and $46,957,345, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.


We sell Incentive Life through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed insurance agents who sell

42
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our policies are appointed as agents of Equitable Life, and are financial professionals of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.


INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE


We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

DIRECTORS AND PRINCIPAL OFFICERS

43
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Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York
10104.

DIRECTORS

----------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FRANCOISE COLLOC'H
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since July 1992). Member of the AXA Management Board
23 Avenue Matignon                     and Group Executive President, Human Resources, Communication and Synergies of
75008 Paris, France                    AXA (since January 2000). Prior thereto, Senior Executive Vice President, AXA
                                       (1993-2000). Director or officer of various subsidiaries and affiliates of the AXA
                                       Group.

----------------------------------------------------------------------------------------------------------------------------
HENRI DE CASTRIES
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
23 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Vice
75008 Paris, France                    Chairman of AXA's Management Board (since January 2000). Prior thereto, Senior
                                       Executive Vice President, Financial Services and Life Insurance Activities in the
                                       United States, Germany, the United Kingdom and Benelux (1996 to 2000); Executive Vice
                                       President, Financial Services and Life Insurance Activities (1993 to 1996) of AXA.
                                       Director or officer of various subsidiaries and affiliates of the AXA Group. Director of DLJ and Alliance Capital Management Corporation, the general partner of Alliance
                                       Holding and Alliance.

----------------------------------------------------------------------------------------------------------------------------
JOSEPH L. DIONNE
----------------------------------------------------------------------------------------------------------------------------
The McGraw-Hill Companies              Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
1221 Avenue of the Americas            Companies (since January 2000); prior thereto, Chairman (April 1988 to January
New York, NY 10020                     2000) and Chief Executive Officer (April 1983 to April 1998). Director of The
                                       McGraw-Hill Companies, Harris Corporation and Ryder System, Inc. Director of AXA
                                       Financial, Inc. (since May, 1992).

----------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
23, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since
75008 Paris, France                    January, 2000). Director, Alliance (since February 1996) and Donaldson Lufkin &
                                       Jenrette ("DLJ") (since February 1997).

----------------------------------------------------------------------------------------------------------------------------
JEAN-RENE FOURTOU
----------------------------------------------------------------------------------------------------------------------------
Rhone-Poulenc S.A.                     Director of Equitable Life (since July 1992). Vice Chairman of the Management Board
25, Quai Paul Doumer                   of Aventis (since December 1999). Prior thereto, Chairman and Chief Executive
92408 Courbevoie Cedex                 Officer of Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory
France                                 Board of AXA. Director of Schneider S.A., Paribas, and Groupe Pernod-Ricard.
                                       Member of the Consulting Council of Banque de France. Director, AXA Financial
                                       (since July, 1992).
----------------------------------------------------------------------------------------------------------------------------


44
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DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana           Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                     Louisiana; Director, First National Bank of Commerce, New Orleans, LA, Piccadilly
New Orleans, LA 70125                    Cafeterias, Inc., and Entergy Corporation.

------------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
------------------------------------------------------------------------------------------------------------------------------
LeBouef, Lamb, Greene & MacRae, L.L.P.   Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene &
125 West 55th Street                     MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm (1965 to 1999).
New York, NY 10019-4513                  Director of AXA Financial (since May 1992).

------------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                      Director of Equitable Life (since August 1987). Currently a Director and retired
Melbourne, FL 32919                      Chairman and Chief Executive Officer of Harris Corporation (retired July 1995);
                                         previously held other officerships with Harris Corporation. Director of AXA Financial
                                         (since May 1992); Director of the McGraw Hill Companies.

------------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
------------------------------------------------------------------------------------------------------------------------------
SBC Warburg Dillon Read LLC              Director of Equitable Life (since July 1992); Director of AXA Financial (since July
535 Madison Avenue                       1992); Director, Senior Advisor of Warburg Dillon Read LLC (since 1999); Prior
New York, NY 10022                       thereto, Managing Director and member of its Board of Directors (1975-1999);
                                         Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998); Director,
                                         Pall Corporation (since November 1998).

------------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                                Director of Equitable Life (since December 1996). Corporate Vice President, Core
International Plaza                      Business Development of Bestfoods (since June 1999). Prior thereto, President,
700 Sylvan Avenue                        Bestfoods Grocery and Vice President, Bestfoods (formerly CPC International, Inc.)
Englewood Cliffs, NJ 07632-9976          (1997 to 1999). President, Bestfoods Specialty Markets Group (1993 to 1997);
                                         Director, Hunt Corporation and PACTIV Corporation. Director, AXA Financial (since
                                         December 1996).

------------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                       Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since
121 King Street West                     1979); and officer or director of several affiliated companies. Director, DLJ (since
Suite 2525                               October 1992), AXA Insurance (Canada), Anglo Canada General Insurance Company,
Toronto, Ontario M5H 3T9                 and AXA Pacific Insurance Company, and Alternate Director, AXA Asia Pacific
Canada                                   Holdings Limited. Chairman (non-executive) and Director, FCA International Ltd.
                                         (January 1994 to May 1998). Director of AXA Financial, Inc. (since July 1992).

------------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                  Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                        Director, Eramet.
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------------


45
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DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
64, rue de Miromesnel                  Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February
75008 Paris, France                    1999) (now Honorary Chairman) Schneider Electric. Member of the Supervisory Board
                                       of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc, S.A.), Sema Group PLC
                                       (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of
                                       Booz-Allen & Hamilton. Director of AXA Financial, Inc. (since February 1996).

------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and
                                       Coulter Pharmaceutical (since May 1987).

------------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
------------------------------------------------------------------------------------------------------------------------------
St. John's University                  Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
8000 Utopia Parkway                    Business Administration, St. John's University (since August 1998); Chief Financial
Jamaica, NY 11439                      Officer, Chase Manhattan Corp. (1985 to 1997).

------------------------------------------------------------------------------------------------------------------------------
DAVE H. WILLIAMS
------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since March 1991). Chairman (since 1977) and former
Corporation                            Chief Executive Officer (1977 to January 1999), of Alliance, and Chairman or Director
1345 Avenue of the Americas            of numerous subsidiaries and affiliated companies of Alliance. Senior Executive Vice
New York, NY 10105                     President of AXA (since January 1997). Director of AXA Financial (since May 1992).
------------------------------------------------------------------------------------------------------------------------------


46
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OFFICERS - DIRECTORS

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MICHAEL HEGARTY
------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since January 1998). President (since January 1998) and
                                       Chief Operating Officer (since February 1998), Equitable Life. Senior Vice Chairman
                                       (since November 1999), Vice Chairman (since April 1998), Senior Executive Vice
                                       President (January 1998 to April 1998), and Director and Chief Operating Officer
                                       (both since January 1998), AXA Financial. Director, President and Chief Operating
                                       Officer, Equitable of Colorado (since December 1999); AXA Client Solutions &
                                       Equitable Distribution Holding Corp. (since September 1999). Vice Chairman (from
                                       1996 to 1997), Chase Manhattan Corporation. Vice Chairman (from 1995 to 1996)
                                       and Senior Executive Vice President (from 1991 to 1995), Chemical Bank. Director,
                                       ACMC, Inc. ("ACMC") (since March 1998). Trustee, EQ Advisors Trust. Director,
                                       Equitable Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ (both since May 1998).

------------------------------------------------------------------------------------------------------------------------------
EDWARD D. MILLER
------------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since August 1997). Chairman of the Board (since
                                       January 1998), Chief Executive Officer (since August 1997), President (August 1997 to January 1998), Equitable Life. Director, President and Chief Executive Officer, (all
                                       since August 1997), AXA Financial. Director, Chairman of the Board and Chief
                                       Executive Officer, Equitable of Colorado (since December 1999); AXA Client Solutions and Equitable Distribution Holding Corp. (since September 1999). Member of the
                                       Management Board of AXA (since January 2000); Senior Vice Chairman, Chase
                                       Manhattan Corporation (March 1996 to April 1997). President (January 1994 to
                                       March 1996) and Vice Chairman (December 1991 to January 1994), Chemical Bank.
                                       Director, Alliance (since August 1997), DLJ (since November 1997), ECMC (since
                                       March 1998), ACMC, Inc. (since March 1998), and AXA Canada (since September
                                       1998). Director, KeySpan Energy.

------------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                       Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November
                                       1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior
                                       Executive Vice President (February 1998 to November 1999), AXA Financial. Director,
                                       Vice Chairman and Chief Financial Officer (since December 1999) Equitable of
                                       Colorado; AXA Client Solutions, LLC and Equitable Distributions Holding Corp. (since
                                       September 1999). Vice President (until 1998), EQ ADVISORS TRUST. Director,
                                       Alliance (since July 1997), and DLJ (since June 1997). Prior thereto, Chairman,
                                       Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------


47
------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and Chief Information Officer (since
                                       November 1994), Equitable Life. Previously held other officerships with Equitable Life;
                                       Director, J.M.R. Realty Services, Inc.

------------------------------------------------------------------------------------------------------------------------------
DERRY E. BISHOP
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Chief Agency Officer, (since
                                       December 1997), and Senior Vice President (January 1995 to September 1998),
                                       Equitable Life; Director and Executive Vice President, AXA Advisors LLC and Executive
                                       Vice President and Chief Agency Officer, AXA Client Solutions, LLC (all since
                                       September 1999). Prior thereto, Director (since 1995) and Executive Vice President
                                       (since 1994) EQF (now AXA Advisors).

------------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Director
                                       and Chairman, Frontier Trust Company ("Frontier"). Director, EQF (now AXA
                                       Advisors) (until September 1999). Executive Vice President and Director (since
                                       September 1999), AXA Advisors, Director (until May 1996), Equitable Distributors,
                                       Inc. ("EDI"). Director and Senior Vice President, AXA Network, LLC (formerly
                                       EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Client Solutions, LLC and Equitable Distributors (since
                                       September 1999); Equitable of Colorado (since December 1999). Treasurer, Frontier
                                       (since 1990) and AXA Network, LLC (since 1999). President and Chief Executive
                                       Officer (since September 1997), and prior thereto, Vice President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer,
                                       EQ ADVISORS TRUST (since March 1997). Director, Chairman, President and Chief
                                       Executive Officer, Equitable JV Holdings (since August 1997). Director (since
                                       July 1997), and Senior Vice President and Chief Financial Officer (since April 1998),
                                       ACMC and ECMC. Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
JOHN A. CAROSELLI
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Equitable Life; Senior Vice
                                       President, Equitable Life (February 1998 to September 1998); Senior Vice President,
                                       Chase Manhattan Corp. (1996 to 1998); Vice President, Chemical Bank (1991 to
                                       1996).

------------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September
                                       1996 to December 1998). Partner and Senior Actuarial Consultant, Coopers &
                                       Lybrand L.L.P. (January 1989 to August 1996).
------------------------------------------------------------------------------------------------------------------------------


48
------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life and AXA Financial. Senior Vice
                                       President and Controller, The Equitable of Colorado, Inc. (since December 1999).
                                       Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Auditor, Equitable Life. Vice President and Auditor, AXA
                                       Financial.

------------------------------------------------------------------------------------------------------------------------------
ROBERT E. GARBER
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Legal Officer (since November 1999), Equitable
                                       Life; prior thereto, Executive Vice President and General Counsel. General Counsel of
                                       AXA Financial. Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and
                                       Associate General Counsel, Equitable Life. Previously held other officerships with
                                       Equitable Life.

------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. MARTIN
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998) and Chief Marketing Officer (since
                                       December 1997), Equitable Life; prior thereto, Senior Vice President and Chief
                                       Marketing Officer. Chairman and Chief Executive Officer, AXA Advisors LLC (since
                                       September 1999). Vice President, EQ ADVISORS TRUST (until April 1998). Director,
                                       Equitable Underwriting and Sales Agency (Bahamas), Ltd. and AXA Network, LLC;
                                       President (since February 2000); Executive Vice President (since December 1998),
                                       Colorado; prior thereto, Director and Senior Vice President (since December 1998).
                                       Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
RICHARD J. MATTEIS
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President,
                                       Chase Manhattan Corporation (January 1983 to June 1997); Director, EQF (now AXA
                                       Advisors) (October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------------


49
------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA
                                       Financial. Chairman, President and Trustee (since March 1997), EQ ADVISORS TRUST.
                                       Executive Vice President and Chief Investment Officer, Equitable of Colorado (since
                                       December 1999), Executive Vice President, AXA Client Solutions (since
                                       September 1999). Director, Alliance, and Equitable Real Estate (until June 1997).
                                       Executive Vice President, EQF (now AXA Advisors) (November 1996 to September
                                       1999). Director, EREIM Managers Corp. (since July 1997), and EREIM LP Corp. (since
                                       October 1997).

------------------------------------------------------------------------------------------------------------------------------
BRIAN S. O'NEIL
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since June 1998). Executive Vice President,
                                       AXA Financial and AXA Client Solutions (since September 1999). Director of
                                       Investment, AXA Investment Management (January 1998 to June 1998); Chief
                                       Investment Officer, AXA Investment Management (July 1995 to January 1998).
                                       Trustee (since September 1999), EQ ADVISORS TRUST.

------------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Client Solutions (since September
                                       1999). Director, Chairman and Chief Operating Officer, Casualty, (since
                                       September 1997). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.

------------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Vice President, Secretary and Associate
                                       General Counsel, Equitable Life and AXA Financial, (since September 1995). Senior
                                       Vice President, Secretary and Associate General Counsel, AXA Financial and AXA
                                       Client Solutions (since November 1999). Senior Vice President and Secretary,
                                       Equitable of Colorado (since December 1999). Previously held other officerships with
                                       Equitable Life.

------------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1995) and General Counsel (since November
                                       1999) Equitable Life; prior thereto, Deputy General Counsel (1996-1999). Senior Vice
                                       President and Associate General Counsel, AXA Financial (since September 1996).
                                       Senior Vice President and General Counsel, AXA Client Solutions (since November
                                       1999). Vice President and General Counsel, Equitable of Colorado (since December
                                       1999). Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June
                                       1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------


50
------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JOSE S. SUQUET
------------------------------------------------------------------------------------------------------------------------------
                                       Senior Executive Vice President (since February 1998), Chief Distribution Officer
                                       (since December 1997) and Chief Agency Officer (August 1994 to December 1997),
                                       Equitable Life. Senior Executive Vice President and Chief Distribution Officer, AXA
                                       Client Solutions (since September 1999). Senior Executive Vice President, Equitable of
                                       Colorado (since December 1999). Executive Vice President (since May 1996), AXA
                                       Financial. Chairman (since December 1997), EDI. Prior thereto, Agency Manager.

------------------------------------------------------------------------------------------------------------------------------
GREGORY G. WILCOX
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Senior Vice President (May 1992 to
                                       September 1998), Equitable Life. Executive Vice President (since November 1999),
                                       AXA Financial; prior thereto, Senior Vice President.

------------------------------------------------------------------------------------------------------------------------------
R. LEE WILSON
------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                       (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA Client
                                       Solutions (since September 1999). Prior thereto, Executive Vice President, Chase
                                       Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------

8  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE

51
--------------------------------------------------------------------------------


The financial statements of Separate Account FP as of December 31, 1999 and for each of the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................      FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999.........................................................      FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997...................................      FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997........................     FSA-11
   Notes to Financial Statements...................................................................................     FSA-17


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................        F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998.........................................................        F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997...............................        F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997...................        F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997.............................        F-5
   Notes to Consolidated Financial Statements......................................................................        F-6


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Money Market, Alliance High Yield, Alliance Common Stock, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, Morgan Stanley Emerging Markets Equity, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, EQ/Evergreen Foundation, Merrill Lynch World Strategy, BT Equity 500 Index, BT International Equity Index, JPM Core Bond, EQ/Putnam Investors Growth and EQ/Putnam International Equity ("EQ Advisors Trust Variable Investment Options"), 22 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.






PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                       -------------------------------------------------------------------------
                                                                                                            EQ/
                                                                                                          ALLIANCE      CAPITAL
                                                        ALLIANCE        ALLIANCE          ALLIANCE         PREMIER      GUARDIAN
                                                       MONEY MARKET    HIGH YIELD       COMMON STOCK       GROWTH       RESEARCH
                                                       ------------   ------------     --------------    -----------    --------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $  342,765,909.............................   $344,082,723
            177,773,173.............................                  $149,030,820
          3,081,451,600.............................                                   $3,783,859,850
             46,147,852.............................                                                     $51,216,559
                182,262.............................                                                                    $193,355
                494,512.............................
             38,508,013.............................
                391,533.............................
             38,563,600.............................
             23,253,533.............................
Receivable for Trust shares sold ...................             --          5,046                 --             --          --
Receivable for policy-related
   transactions.....................................      4,909,455        798,616         15,840,922        283,944      24,204
                                                       ------------   ------------     --------------    -----------    --------
Total Assets........................................   $348,992,178   $149,834,482     $3,799,700,772    $51,500,503    $217,559
                                                       ------------   ------------     --------------    -----------    --------
LIABILITIES

Payable for Trust shares purchased..................   $  4,563,801   $         --     $   19,831,580    $   283,146    $ 24,204
Payable for policy-related transactions.............             --             --                 --             --          --
                                                       ------------   ------------     --------------    -----------    --------
Total Liabilities...................................      4,563,801             --         19,831,580        283,146      24,204
                                                       ------------   ------------     --------------    -----------    --------
NET ASSETS..........................................   $344,428,377   $149,834,482     $3,779,869,192    $51,217,357    $193,355
                                                       ============   ============     ==============    ===========    ========
Amount retained by Equitable
Life  in Separate Account FP (Note 4)...............   $     16,198   $      1,280     $       80,914    $     3,545    $    219
Net Assets Attributable
   to Contractowners................................    344,412,179    149,833,202      3,779,788,278     51,213,812     193,136
                                                       ------------   ------------     --------------    -----------    --------
NET ASSETS..........................................   $344,428,377   $149,834,482     $3,779,869,192    $51,217,357    $193,355
                                                       ============   ============     ==============    ===========    ========


                                                       ---------------------------------------------------------------------------
                                                                                            MFS                          EQ/PUTNAM
                                                        CAPITAL       MERRILL LYNCH       GROWTH                          GROWTH &
                                                        GUARDIAN       BASIC VALUE         WITH              MFS          INCOME
                                                       U.S. EQUITY       EQUITY           INCOME           RESEARCH        VALUE
                                                       -----------    ------------      ---------        -----------    -----------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $  342,765,909.............................
            177,773,173.............................
          3,081,451,600.............................
             46,147,852.............................
                182,262.............................
                494,512.............................     $511,837
             38,508,013.............................                  $39,778,636
                391,533.............................                                     $412,169
             38,563,600.............................                                                     $48,597,586
             23,253,533.............................                                                                    $21,780,737
Receivable for Trust shares sold ...................           --              --              --            252,705             --
Receivable for policy-related
   transactions.....................................           --          23,002           8,035                 --         82,740
                                                         --------     -----------        --------        -----------    -----------
Total Assets........................................     $511,837     $39,801,638        $420,204        $48,850,291    $21,863,477
                                                         --------     -----------        --------        -----------    -----------
LIABILITIES

Payable for Trust shares purchased..................     $     --    $     11,329        $  4,490        $        --    $    69,698
Payable for policy-related transactions.............           --              --              --            212,939             --
                                                         --------     -----------        --------        -----------    -----------
Total Liabilities...................................           --          11,329           4,490            212,939         69,698
                                                         --------     -----------        --------        -----------    -----------
NET ASSETS..........................................     $511,837     $39,790,309        $415,714        $48,637,352    $21,793,779
                                                         ========     ===========        ========        ===========    ===========
Amount retained by Equitable
Life  in Separate Account FP (Note 4)...............     $    387     $    81,800        $  3,570        $   142,291    $    69,602
Net Assets Attributable
   to Contractowners................................      511,450      39,708,509         412,144         48,495,061     21,724,177
                                                         --------     -----------        --------        -----------    -----------
NET ASSETS..........................................     $511,837     $39,790,309        $415,714        $48,637,352    $21,793,779
                                                         ========     ===========        ========        ===========    ===========


---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999


                                              -----------------------------------------------------------------------------------
                                                MORGAN
                                                STANLEY                                                                  MFS
                                               EMERGING            ALLIANCE            ALLIANCE                        EMERGING
                                                MARKETS           AGGRESSIVE           SMALL CAP         EQ/            GROWTH
                                                EQUITY              STOCK               GROWTH        EVERGREEN        COMPANIES
                                              -----------       --------------       -----------      ---------       -----------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 29,914,338....................   $40,958,925
            892,630,699....................                     $1,051,440,590
             46,097,819....................                                          $70,174,096
                 27,230....................                                                            $28,680
            160,950,031....................                                                                          $238,027,993
                  2,749....................
              4,518,718....................
                 17,648....................
                  1,191....................

Receivable for Trust shares sold...........            --            2,154,914        22,666,998            --                 --
Receivable for policy-related
   transactions............................        82,278                   --                --            --          1,271,988
                                              -----------       --------------       -----------       -------       ------------
Total Assets...............................   $41,041,203       $1,053,595,504       $92,841,094       $28,680       $239,299,981
                                              -----------       --------------       -----------       -------       ------------

LIABILITIES

Payable for Trust shares purchased.........   $   350,654       $           --       $        --       $    --       $  1,116,940
Payable for policy-related
   transactions............................            --            1,550,441        22,460,673            --                 --
                                              -----------       --------------       -----------       -------       ------------
Total Liabilities..........................       350,654            1,550,441       $22,460,673            --          1,116,940
                                              -----------       --------------       -----------       -------       ------------
NET ASSETS..................................  $40,690,549       $1,052,045,063       $70,380,421       $28,680       $238,183,041
                                              ===========      ===============       ===========       =======       ============
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........  $ 1,767,601       $        3,855       $   527,774       $    18       $    386,768
Net Assets Attributable
   to Policyowners..........................   38,922,948        1,052,041,208        69,852,647        28,662        237,796,273
                                              -----------       --------------       -----------       -------       ------------
NET ASSETS..................................  $40,690,549       $1,052,045,063       $70,380,421       $28,680       $238,183,041
                                              ===========      ===============       ===========       =======       ============

                                              -----------------------------------------------------------------
                                                                                         BT           BT INTER-
                                                 EQ/               MERRILL             EQUITY         NATIONAL
                                               EVERGREEN           LYNCH                500            EQUITY
                                               FOUNDATION       WORLD STRATEGY         INDEX           INDEX
                                              -----------       --------------      -----------      ---------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 29,914,338.....................
            892,630,699.....................
             46,097,819.....................
                 27,230.....................
            160,950,031.....................
                  2,749.....................      $2,848
              4,518,718.....................                       $5,372,189
                 17,648.....................                                         $18,699
                  1,191.....................                                                       $1,260
Receivable for Trust shares sold............          --                   --             --           --
Receivable for policy-related
   transactions.............................          --                1,267             --           --
                                                  ------           ----------        -------       ------
Total Assets................................      $2,848           $5,373,456        $18,699       $1,260
                                                  ------           ----------        -------       ------

LIABILITIES

Payable for Trust shares purchased..........      $   --           $    1,232        $    --       $   --
Payable for policy-related
   transactions.............................          --                   --             --           --
                                                  ------           ----------        -------       ------
Total Liabilities...........................          --               1,232             --           --
                                                  ------           ----------        -------       ------

NET ASSETS..................................      $2,848           $5,372,224        $18,699       $1,260
                                                  ======           ==========        =======       ======
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........      $    2           $  494,770        $    11       $   --
Net Assets Attributable
   to Policyowners..........................       2,846            4,877,454         18,688        1,260
                                                  ------           ----------        -------       ------
NET ASSETS..................................      $2,848           $5,372,224        $18,699       $1,260
                                                  ======           ==========        =======       ======



---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999


                                                                 ---------------------------------------------------
                                                                   JPM              EQ/PUTNAM           EQ/PUTNAM
                                                                   CORE             INVESTORS          INTERNATIONAL
                                                                   BOND              GROWTH               EQUITY
                                                                  -------            -------           -------------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 2,308..........................................      $2,192
            10,674..........................................                           $11,411
               715..........................................                                               $716
Receivable for Trust shares sold............................          --                    --               --
Receivable for policy-related
   transactions.............................................          --                    --               --
                                                                  ------               -------             ----
Total Assets................................................      $2,192               $11,411             $716
                                                                  ------               -------             ----

LIABILITIES
Payable for Trust shares purchased..........................      $   --               $    --             $ --
Payable for policy-related
   transactions.............................................          --                   --               --
                                                                  ------               -------             ----
Total Liabilities...........................................          --                    --               --
                                                                  ------               -------             ----
NET ASSETS..................................................      $2,192               $11,411             $716
                                                                  ======               =======             ====
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........................          --               $     5             $  0

Net Assets Attributable
   to Contractowners........................................       2,192               11,406              716
                                                                  ------               -------             ----
NET ASSETS..................................................      $2,192               $11,411             $716
                                                                  ======               =======             ====

---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,


                                               ------------------------------------------------------------------------------------

                                                           ALLIANCE MONEY MARKET                  ALLIANCE HIGH YIELD
                                               ----------------------------------------   -----------------------------------------

                                                  1999           1998          1997           1999          1998           1997
                                               -----------   ------------   -----------   ------------   ------------   -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...............  $13,943,193   $ 10,719,684   $ 9,754,675   $ 17,378,455   $ 18,449,747   $12,918,934
   Expenses (Note 3):
      Mortality and expense risk charges.....    1,613,234      1,204,220     1,101,168        889,065      1,007,106       789,982
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET INVESTMENT INCOME........................   12,329,959      9,515,464     8,653,507     16,489,390     17,442,641    12,128,952
                                               -----------   ------------   -----------   ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (Note 2):
      Realized gain (loss)
       on investments........................      517,935       (161,314)     (513,800)   (15,192,553)    (2,344,392)      936,554
      Realized gain distribution
       from the Trust........................       10,344          7,750        13,435        161,999      3,396,523     6,365,633
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET REALIZED GAIN (LOSS).....................      528,279       (153,564)     (500,365)   (15,030,554)     1,052,131     7,302,187
                                               -----------   ------------   -----------   ------------   ------------   -----------
   Unrealized appreciation (depreciation)
    on investments:
      Beginning of period....................    1,536,450       (804,349)       24,023    (20,898,855)     8,622,836     5,664,824
                                               -----------   ------------   -----------   ------------   ------------   -----------
      End of period..........................    1,316,815     (1,536,450)     (804,349)   (28,742,353)   (20,898,854)    8,622,836
                                               -----------   ------------   -----------   ------------   ------------   -----------
   Change in unrealized appreciation
    (depreciation) during the period.........     (219,635)      (732,101)     (780,326)    (7,843,498)   (29,521,690)    2,958,012
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS..................      308,644       (578,537)     (279,961)   (22,874,052)   (28,469,559)   10,260,199
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,638,603   $(10,094,001)  $(8,933,468)  $ (6,384,662)  $(11,026,918)  $22,389,151
                                               ===========   ============   ===========   ============   ============   ===========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,



                                                   ------------------------------------------------------------------------
                                                                                                   EQ/
                                                                                                 ALLIANCE       CAPITAL
                                                                                                 PREMIER        GUARDIAN
                                                                  ALLIANCE COMMON STOCK          GROWTH (C)    RESEARCH (D)
                                                   -----------------------------------------    -----------    -----------
                                                       1999           1998           1997          1999          1999
                                                   ------------   ------------   ------------   -----------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...................  $ 20,107,533   $ 15,939,680   $ 10,668,337   $   30,540      $   280
   Expenses (Note 3):
      Mortality and expense risk charges.........    19,069,959     14,600,706     11,435,936       63,730          209
                                                   ------------   ------------   ------------   ----------      -------
NET INVESTMENT INCOME............................     1,037,574      1,338,974       (767,599)     (33,190)          71
                                                   ------------   ------------   ------------   ----------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments........   221,690,581    169,109,310     53,841,049       83,605        2,810
      Realized gain distribution from the Trust..   497,324,765    353,834,250    164,814,473      106,890           27
                                                   ------------   ------------   ------------   ----------      -------
NET REALIZED GAIN (LOSS).........................   719,015,346    522,943,560    218,655,522      190,495        2,837
                                                   ------------   ------------   ------------   ----------      -------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period.....................   689,309,204    567,231,009    294,432,897           --           --
         End of period...........................   702,408,250    689,309,204    567,231,009    5,068,707       11,093
                                                   ------------   ------------   ------------   ----------      -------
   Change in unrealized appreciation
      (depreciation) during the period...........    13,099,046    122,078,195    272,798,112    5,068,707       11,093
                                                   ------------   ------------   ------------   ----------      -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.........................   732,114,392    645,021,755    491,453,634    5,259,202       13,930
                                                   ------------   ------------   ------------   ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................  $733,151,966   $646,360,729   $490,686,035   $5,226,012      $14,001
                                                   ============   ============   ============   ==========      =======


                                                     ----------------------------------------------------
                                                      CAPITAL
                                                     GUARDIAN
                                                       U.S.                    MERRILL LYNCH
                                                     EQUITY (D)            BASIC VALUE EQUITY (A)
                                                     ---------    ---------------------------------------
                                                       1999         1999            1998           1997
                                                     ---------    ---------        --------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...................    $ 1,159     $  468,257        $192,441       $ 35,810
   Expenses (Note 3):
      Mortality and expense risk charges.........        378        153,456          66,427          9,349
                                                     -------     ----------        --------       --------
NET INVESTMENT INCOME............................        781        314,801         126,014         26,461
                                                     -------     ----------        --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments........        451        426,168         207,032          6,656
      Realized gain distribution from the Trust..      1,508      1,963,197         667,083         33,738
                                                     -------     ----------        --------       --------
NET REALIZED GAIN (LOSS).........................      1,959      2,389,365         874,115         40,394
                                                     -------     ----------        --------       --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period.....................         --        (91,959)        135,003             --
         End of period...........................     17,325      1,270,622         (91,959)       135,003
                                                     -------     ----------        --------       --------
   Change in unrealized appreciation
      (depreciation) during the period...........     17,325      1,362,581        (226,962)       135,003
                                                     -------     ----------        --------       --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.........................     19,284      3,751,946         647,153        175,397
                                                     -------     ----------        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................    $20,065     $4,066,747        $773,167       $201,858
                                                     =======     ==========        ========       ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                       MFS
                                                      GROWTH
                                                       WITH
                                                     INCOME (C)                MFS RESEARCH (A)
                                                     ---------      ---------------------------------------
                                                       1999             1999           1998          1997
                                                     ---------      ----------     ----------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $ 1,268        $   52,831     $   71,137      $ 20,442
   Expenses (Note 3):
      Mortality and expense risk charges..........       431           208,639         86,044        13,127
                                                     -------        ----------     ----------      --------
NET INVESTMENT INCOME.............................       837          (155,808)       (14,907)        7,315
                                                     -------        ----------     ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      (227)          995,232        494,412         6,989
      Realized gain distribution from the Trust...        --         1,086,222             --        81,156
                                                     -------        ----------     ----------      --------
NET REALIZED GAIN (LOSS)..........................      (227)        2,081,454        494,412        88,145
                                                     -------        ----------     ----------      --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................        --         3,313,063        249,382            --
         End of period............................    20,637        10,033,987      3,313,063       249,382
                                                     -------        ----------     ----------      --------
   Change in unrealized appreciation
      (depreciation) during the period............    20,637         6,720,924      3,063,681       249,382
                                                     -------        ----------     ----------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................    20,410         8,802,378      3,558,093       337,527
                                                     -------        ----------     ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $21,247        $8,646,570     $3,543,186      $344,842
                                                     =======        ==========     ==========      ========


                                                    -----------------------------------------------------------------------------
                                                             EQ/PUTNAM                                 MORGAN STANLEY
                                                          GROWTH & INCOME VALUE (A)               EMERGING MARKETS EQUITY (B)
                                                    ------------------------------------   --------------------------------------
                                                        1999          1998        1997         1999         1998         1997
                                                    -----------   -----------   --------   -----------   --------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................  $   278,910   $  143,999    $ 33,273   $        --  $    37,240   $    16,623
   Expenses (Note 3):
      Mortality and expense risk charges..........      110,374       56,995       9,655        66,405       23,921         2,862
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET INVESTMENT INCOME.............................      168,536       87,004      23,618       (66,405)      13,319        13,761
                                                    -----------   ----------    ---------  -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      276,186      209,398       1,078       363,825     (637,290)      (14,566)
      Realized gain distribution from the Trust...    1,499,307      130,047      27,226       394,053           --            --
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..........................    1,775,493      339,445      28,304       757,878     (637,290)      (14,566)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................    1,160,602      269,561          --    (2,942,633)  (1,079,388)           --
         End of period............................   (1,472,796)   1,160,602     269,561    11,044,586   (2,942,633)   (1,079,338)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
   Change in unrealized appreciation
      (depreciation) during the period............   (2,633,398)     891,041     269,561    13,987,219   (1,863,245)   (1,079,388)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................     (857,905)   1,230,486     297,865    14,745,097   (2,500,535)   (1,093,954)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................  $  (689,369)  $1,317,490    $321,483   $14,678,692  $(2,487,216)  $(1,080,193)
                                                    ===========   ==========    ========   ===========  ===========   ===========



See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------------------------
                                                                                                             ALLIANCE
                                                              ALLIANCE AGGRESSIVE STOCK                 SMALL CAP GROWTH (A)
                                                   -----------------------------------------   ------------------------------------
                                                       1999          1998           1997          1999          1998         1997
                                                   ------------  ------------   ------------   ----------   -----------   ---------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust.................... $  3,163,286  $  4,461,389   $  1,311,613  $        --   $     4,062   $   4,189
   Expenses (Note 3):
      Mortality and expense risk charges..........    5,481,701     5,581,296      5,299,127      284,347       215,285      41,540
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET INVESTMENT INCOME.............................   (2,318,415)   (1,119,907)    (3,987,514)    (284,347)     (211,223)    (37,351)
                                                   ------------  ------------   ------------  -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........  (27,888,194)  (39,688,312)    28,217,939    4,345,484    (7,585,521)   (609,208)
      Realized gain distribution from the Trust...   61,642,419    46,528,461     79,729,154           --            --     545,833
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..........................   33,754,225     6,840,149    107,947,093    4,345,484    (7,585,521)    (63,375)
                                                   ------------  ------------   ------------  -----------   -----------   ---------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................   26,715,214    32,695,620     46,617,235    8,780,955       771,812          --
         End of period............................  158,809,890    26,715,214     32,695,620   24,076,277     8,780,955     771,812
                                                   ------------  ------------   ------------  -----------   -----------   ---------
   Change in unrealized appreciation
      (depreciation) during the period............  132,094,676    (5,980,406)   (13,921,615)  15,295,322     8,009,143     771,812
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................  165,848,901       859,743     94,025,478   19,640,806       423,622     708,437
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................... $163,530,486  $   (260,164)  $ 90,037,964  $19,356,459   $   212,399   $ 671,086
                                                   ============  ============   ============  ===========   ===========   =========


                                                    -----------------------------------------------------------
                                                      EQ/
                                                     EVER-                         MFS EMERGING
                                                    GREEN (C)                   GROWTH COMPANIES(A)
                                                    --------       --------------------------------------------
                                                      1998            1999                1998           1997
                                                    --------       -----------        -----------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................  $   99         $        --        $       969      $ 24,358
   Expenses (Note 3):
      Mortality and expense risk charges..........      18             640,976            157,484        18,835
                                                    ------         -----------        -----------      --------
NET INVESTMENT INCOME.............................      81            (640,976)          (156,515)        5,523
                                                    ------         -----------        -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      20          13,577,250          4,270,964       161,034
      Realized gain distribution from the Trust...      --           3,969,879                 --       296,998
                                                    ------         -----------        -----------      --------
NET REALIZED GAIN (LOSS)..........................      20          17,547,129          4,270,964       458,032
                                                    ------         -----------        -----------      --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................      --           6,996,177            171,320            --
         End of period............................   1,450          77,077,961          6,996,177       171,320
                                                    ------         -----------        -----------      --------
   Change in unrealized appreciation
      (depreciation) during the period............   1,450          70,081,784          6,824,857       171,320
                                                    ------         -----------        -----------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................   1,470          87,628,913         11,095,821       629,352
                                                    ------         -----------        -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................  $1,551         $86,987,937        $10,939,306      $634,875
                                                    ======         ===========        ===========      ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                        EQ/
                                                      EVERGREEN                MERRILL LYNCH                BT EQUITY
                                                     FOUNDATION (C)           WORLD STRATEGY (A)            500 INDEX
                                                     --------------   --------------------------------      ----------
                                                         1999           1999         1998         1997        1999
                                                     -----------      --------     --------     -------     ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $        31      $ 41,786     $ 36,750     $17,124     $      102
   Expenses (Note 3):
      Mortality and expense risk charges..........             2        18,905       12,469       2,678             31
                                                     -----------      --------     --------     -------     ----------
NET INVESTMENT INCOME.............................            29        22,881       24,281      14,446             71
                                                     -----------      --------     --------     -------     ----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........           302       197,727       19,432      (3,626)            24
      Realized gain distribution from the Trust...            --        67,733           --      38,995             29
                                                     -----------      --------     --------     -------     ----------
NET REALIZED GAIN (LOSS)..........................           302       265,460       19,432      35,369             53
                                                     -----------      --------     --------     -------     ----------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................            --       187,734      (37,926)         --             --
         End of period............................        (1,505)      853,470      187,734     (37,926)         1,051
                                                     -----------      --------     --------     -------     ----------
   Change in unrealized appreciation
      (depreciation) during the period............        (1,505)      665,736      225,660     (37,926)         1,051
                                                     -----------      --------     --------     -------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................        (1,203)      931,196      245,092      (2,557)         1,104
                                                     -----------      --------     --------     -------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $    (1,174)     $954,077     $269,373     $11,889     $    1,175
                                                     ===========      ========     ========     =======     ==========



                                                     -----------------------------------------------------------------
                                                     BT INTER-
                                                     NATIONAL                         EQ/PUTNAM     EQ/PUTNAM
                                                      EQUITY          JPM CORE        INVESTORS   INTERNATIONAL
                                                      INDEX             BOND           GROWTH        EQUITY
                                                     --------        ---------        --------      --------
                                                       1999             1999            1999          1999
                                                     --------        ---------        --------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $      9        $     100        $     --      $     12
   Expenses (Note 3):
      Mortality and expense risk charges..........          1                1               5            --
                                                     --------        ---------        --------      --------
NET INVESTMENT INCOME.............................          8               99              (5)           12
                                                     --------        ---------        --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........          0               --               1            --
      Realized gain distribution from the Trust...          9               --             223            37
                                                     --------        ---------        --------      --------
NET REALIZED GAIN (LOSS)..........................          9               --             224            37

   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................         --               --              --            --
         End of period............................         69             (116)            736             1
                                                     --------        ---------        --------      --------
   Change in unrealized appreciation
      (depreciation) during the period............         69             (116)            736             1
                                                     --------        ---------        --------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................         78             (116)            960            38
                                                     --------        ---------        --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $     86        $     (17)       $    955      $     50
                                                     ========        =========        ========      ========

------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                              -------------------------------------------------------------------------------------
                                                           ALLIANCE MONEY MARKET                   ALLIANCE HIGH YIELD
                                               -----------------------------------------  -----------------------------------------
                                                   1999          1998           1997          1999          1998          1997
                                               ------------  ------------   ------------  ------------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.....................  $ 12,329,959  $  9,515,464   $  8,653,507  $ 16,489,390   $ 17,442,641  $ 12,128,952
   Net realized gain (loss)..................       528,279      (153,564)      (500,365)  (15,030,554)     1,052,131     7,302,187
   Change in unrealized appreciation
      (depreciation) on investments..........      (219,635)      732,101        780,326    (7,843,498)   (29,521,690)    2,958,012
                                               ------------  ------------   ------------  ------------   ------------   -----------
   Net increase (decrease) in net assets
      from operations........................    12,638,603    10,094,001      8,933,468    (6,384,662)   (11,026,918)   22,389,151
                                               ------------  ------------   ------------  ------------   ------------   -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3).....................   231,007,033   229,608,273    234,059,930    30,001,760     36,502,728    26,933,221
   Benefits and other policy-related
      transactions (Note 3)..................   (63,463,349)  (41,370,215)   (40,687,124)  (21,018,230)   (20,288,710)  (14,530,462)
   Net transfers among funds and
      guaranteed interest account............   (91,919,848) (128,607,686)  (259,049,840)  (25,281,076)     2,677,159    26,385,799
                                               ------------  ------------   ------------  ------------   ------------   -----------
   Net increase (decrease) in net assets
      from policy-related transactions.......    75,623,836    59,630,372    (65,677,034)  (16,297,546)    18,891,177    38,788,558
                                               ------------  ------------   ------------  ------------   ------------   -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)..............     1,075,796      (387,161)        46,036     2,143,697       (832,263)       40,026
                                               ------------  ------------   ------------  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS ...........    89,338,235    69,337,212    (56,697,530)  (20,538,511)     7,031,996    61,217,735

NET ASSETS
   BEGINNING OF PERIOD.......................   255,090,142   185,752,930    242,450,460   170,372,993    163,340,997   102,123,262
                                               ------------  ------------   ------------  ------------   ------------   -----------
NET ASSETS
   END OF PERIOD.............................  $344,428,377  $255,090,142   $185,752,930  $149,834,482   $170,372,993  $163,340,997
                                               ============  ============   ============  ============   ============  ============


                                              -------------------------------------------------------
                                                                  ALLIANCE COMMON STOCK
                                              -------------------------------------------------------
                                                   1999                  1998                 1997
                                              --------------        --------------      -------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..................... $    1,037,574        $    1,338,974      $     (767,599)
   Net realized gain (loss)..................    719,015,346           522,943,560         218,655,522
   Change in unrealized appreciation
      (depreciation) on investments..........     13,099,046           122,078,195         272,798,112
                                              --------------        --------------      --------------
   Net increase (decrease) in net assets
      from operations........................    733,151,966           646,360,729         490,686,035
                                              --------------        --------------      --------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3).....................    361,261,385           322,874,015         282,279,826
   Benefits and other policy-related
      transactions (Note 3)..................   (302,304,428)         (250,079,870)       (199,662,183)
   Net transfers among funds and
      guaranteed interest account............     49,877,173            24,136,275          56,849,823
                                              --------------        --------------      --------------
   Net increase (decrease) in net assets
      from policy-related transactions.......    108,834,130            96,930,420         139,467,466
                                              --------------        --------------      --------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)..............     (5,343,344)           (2,780,348)            516,970
                                              --------------        --------------      --------------

INCREASE (DECREASE) IN NET ASSETS ...........    836,642,752           740,510,801         630,670,471

NET ASSETS
   BEGINNING OF PERIOD.......................  2,943,226,440         2,202,715,639       1,572,045,168
                                              --------------        --------------      --------------
NET ASSETS
   END OF PERIOD............................. $3,779,869,192        $2,943,226,440      $2,202,715,639
                                              ==============        ==============      ==============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                  ----------------------------------------------------------------------------------
                                                                                CAPITAL
                                                   EQ/ALLIANCE    CAPITAL      GUARDIAN
                                                      PREMIER     GUARDIAN       U.S.                  MERRILL LYNCH
                                                    GROWTH (C)   RESEARCH (D)  EQUITY (D)          BASIC VALUE EQUITY (A)
                                                  ------------   ---------    ---------   ------------------------------------
                                                     1999          1999         1999       1999          1998        1997
                                                  ------------   ---------    ---------   ------------ ------------ ----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income......................    $   (33,190)   $     71     $    781    $   314,801  $   126,014  $   26,461
   Net realized gain (loss)...................        190,495       2,837        1,959      2,389,365      874,115      40,394
   Change in unrealized appreciation
      (depreciation) on investments...........      5,068,707      11,093       17,325      1,362,581     (226,962)    135,003
                                                  -----------    --------     --------    -----------  -----------  ----------
   Net increase (decrease) in net assets
      from operations.........................      5,226,012      14,001       20,065      4,066,747      773,167     201,858
                                                  -----------    --------     --------    -----------  -----------  ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)......................      6,362,938      63,883      115,934     10,931,366    6,388,355   1,097,822
   Benefits and other policy-related
      transactions (Note 3)...................     (1,028,342)       (503)     (15,128)    (3,171,744)  (1,430,414)   (135,034)
   Net transfers among funds and
      guaranteed interest account.............     40,652,847     115,765      390,588      7,845,599    8,794,685   4,661,128
                                                  -----------    --------     --------    -----------  -----------  ----------

   Net increase (decrease) in net assets
      from policy-related transactions........     45,987,443     179,145      491,394     15,605,221   13,752,626   5,623,916
                                                  -----------   ---------     --------   ------------ ------------ -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...............          3,902         209          378        (43,053)  (1,392,853)  1,202,680
                                                  -----------   ---------     --------    -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............     51,217,357     193,355      511,837     19,628,915   13,132,940   7,028,454
NET ASSETS
   BEGINNING OF PERIOD........................             --          --           --     20,161,394    7,028,454          --
                                                  -----------   ---------     --------    -----------  -----------  ----------
NET ASSETS
   END OF PERIOD..............................    $51,217,357    $193,355     $511,837    $39,790,309  $20,161,394  $7,028,454
                                                  ===========    ========     ========    ===========  ===========  ==========



                                                  ---------------------------------------------------------
                                                     MFS
                                                   GROWTH
                                                     AND
                                                  INCOME (C)                  MFS RESEARCH (A)
                                                  ----------    -----------------------------------------


                                                     1998          1999           1998             1997
                                                  ----------    ----------     ------------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income......................    $    837     $  (155,808)     $   (14,907)     $    7,315
   Net realized gain (loss)...................        (227)      2,081,454          494,412          88,145
   Change in unrealized appreciation
      (depreciation) on investments...........      20,637       6,720,924        3,063,681         249,382
                                                  --------     -----------      -----------      ----------
   Net increase (decrease) in net assets
      from operations.........................      21,247       8,646,570        3,543,186         344,842
                                                  --------     -----------      -----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)......................      44,806      12,506,780        6,795,257       1,177,137
   Benefits and other policy-related
      transactions (Note 3)...................      (6,607)     (4,808,292)      (1,705,211)       (162,042)
   Net transfers among funds and
      guaranteed interest account.............     326,238       4,280,012       12,108,388       6,389,251
                                                  --------     -----------      -----------      ----------

   Net increase (decrease) in net assets
      from policy-related transactions........     364,437      11,978,500       17,198,434       7,404,346
                                                  --------     -----------      -----------      ----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...............      30,030          (9,698)     (2,472,499)       2,003,671
                                                  --------     -----------      -----------      ----------

INCREASE (DECREASE) IN NET ASSETS.............     415,714      20,615,372       18,269,121       9,752,859
NET ASSETS
   BEGINNING OF PERIOD........................          --      28,021,980        9,752,859              --
                                                  --------     -----------      -----------      ----------
NET ASSETS
   END OF PERIOD..............................    $415,714     $48,637,352      $28,021,980      $9,752,859
                                                  ========     ===========      ===========      ==========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                           ---------------------------------------------------------------------------------------
                                                        EQ/PUTNAM                                     MORGAN STANLEY
                                                  GROWTH & INCOME VALUE (A)                      EMERGING MARKETS EQUITY (B)
                                           ----------------------------------------      -----------------------------------------

                                               1999           1998           1997            1999          1998            1997
                                           -----------     -----------    ---------      -----------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.................. $   168,536     $    87,004    $   23,618     $   (66,405)  $    13,319     $    13,761
   Net realized gain (loss)...............   1,775,493         339,445        28,304         757,878      (637,290)        (14,566)
   Change in unrealized appreciation
      (depreciation) on investments.......  (2,633,398)        891,041       269,561      13,987,219    (1,863,245)     (1,079,388)
                                           -----------     -----------    ----------     -----------   -----------     -----------
   Net increase (decrease) in net assets
      from operations.....................    (689,369)      1,317,490       321,483      14,678,692    (2,487,216)     (1,080,193)
                                           -----------     -----------    ----------     -----------   -----------     -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..................   7,146,178       5,099,897     1,149,748       4,138,455     2,442,975         323,739
   Benefits and other policy-related
      transactions (Note 3)...............  (2,808,209)     (1,485,166)     (154,351)     (1,720,293)     (488,932)         (7,501)
   Net transfers among funds and
      guaranteed interest account.........   1,469,187       6,086,532     4,539,465      16,198,446     4,158,460       2,483,527
                                           -----------     -----------    ----------     -----------   -----------     -----------
   Net increase (decrease) in net assets
      from policy-related transactions....   5,807,156       9,701,263     5,534,862      18,616,608     6,112,503       2,799,765
                                           -----------     -----------    ----------     -----------   -----------     -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...........     (67,263)     (1,334,566)    1,202,723      (1,953,290)        2,496       4,001,184
                                           -----------     -----------    ----------     -----------   -----------     -----------

INCREASE (DECREASE) IN NET ASSETS.........   5,050,524       9,684,187     7,059,068      31,342,010     3,627,783       5,720,756
NET ASSETS
   BEGINNING OF PERIOD....................  16,743,255       7,059,068            --       9,348,539     5,720,756              --
                                           -----------     -----------    ----------     -----------   -----------     -----------
NET ASSETS
   END OF PERIOD.......................... $21,793,779     $16,743,255    $7,059,068     $40,690,549   $ 9,348,539     $ 5,720,756
                                           ===========     ===========    ==========     ===========   ===========     ===========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                            --------------------------------------------------------------------------------------
                                                    ALLIANCE AGGRESSIVE STOCK                    ALLIANCE SMALL CAP GROWTH (A)
                                            ---------------------------------------------   --------------------------------------

                                                 1999           1998            1997           1999         1998           1997
                                            --------------  -------------   -------------   -----------  -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..................  $   (2,318,415) $  (1,119,907)  $  (3,987,514)  $  (284,347) $  (211,223)  $   (37,351)
   Net realized gain (loss)...............      33,754,225      6,840,149     107,947,093     4,345,484   (7,585,521)      (63,375)
   Change in unrealized appreciation
      (depreciation) on investments.......     132,094,676     (5,980,406)    (13,921,615)   15,295,322    8,009,143       771,812
                                            --------------  -------------   -------------   -----------  -----------   -----------
   Net increase (decrease) in net assets
      from operations.....................     163,530,486       (260,164)     90,037,964    19,356,459      212,399       671,086
                                            --------------  -------------   -------------   -----------  -----------   -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..................     145,241,493    172,792,283     179,662,167    16,092,219   14,863,783     2,947,848
   Benefits and other policy-related
      transactions (Note 3)...............    (117,102,087)  (115,442,947)   (107,529,554)   (5,542,747)  (3,897,615)     (599,875)
   Net transfers among funds and
      guaranteed interest account.........    (113,016,006)   (43,660,488)      1,712,877    (8,085,585)  15,043,596    19,670,856
                                            --------------  -------------   -------------   -----------  -----------   -----------
   Net increase (decrease) in net assets
      from policy-related transactions....     (84,876,600)    13,688,848      73,845,490     2,463,887   26,009,764    22,018,829
                                            --------------  -------------   -------------   -----------  -----------   -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...........       2,197,124       (541,559)        223,792       (99,856)  (1,460,161)    1,208,014
                                            --------------  -------------   -------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........      80,851,010     12,887,125     164,107,246    21,720,490   24,762,002    23,897,929
NET ASSETS
   BEGINNING OF PERIOD....................     971,194,053    958,306,928     794,199,683    48,659,931   23,897,929            --
                                            --------------  -------------   -------------   -----------  -----------   -----------
 NET ASSETS
   END OF PERIOD..........................  $1,052,045,063  $ 971,194,053   $ 958,306,929   $70,380,421  $48,659,931   $23,897,929
                                            ==============  =============   =============   ===========  ===========   ===========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,



                                                      --------------------------------------------------------------
                                                         EQ/                          MFS EMERGING
                                                      EVERGREEN (C)                 GROWTH COMPANIES (A)
                                                      -------------    ---------------------------------------------

                                                         1999              1999              1998             1997
                                                      -------------    ------------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................    $      81        $   (640,976)     $  (156,515)     $     5,523
   Net realized gain (loss).......................           20          17,547,129        4,270,964          458,032
   Change in unrealized appreciation
      (depreciation) on investments...............        1,450          70,081,784        6,824,857          171,320
                                                      ---------        ------------      -----------      -----------
   Net increase (decrease) in net assets
      from operations.............................        1,551          86,987,937       10,939,306          634,875
                                                      ---------        ------------      -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..........................        6,341          32,825,036       11,533,783        1,598,358
   Benefits and other policy-related
      transactions (Note 3).......................         (434)        (13,737,378)      (2,705,605)        (294,924)
   Net transfers among funds and
      guaranteed interest account.................       21,204          76,182,753       25,975,152        8,886,415
                                                      ---------        ------------      -----------      -----------
   Net increase (decrease) in net assets
      from policy-related transactions............       27,111          95,270,411       34,803,330       10,189,849
                                                      ---------        ------------      -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...................           18             (72,131)      (2,575,513)       2,004,977
                                                      ---------        ------------      -----------      -----------

INCREASE (DECREASE) IN NET ASSETS.................       28,680         182,186,217       43,167,123       12,829,701
NET ASSETS
   BEGINNING OF PERIOD............................           --          55,996,824       12,829,701               --
                                                      ---------        ------------      -----------      -----------
NET ASSETS
   END OF PERIOD..................................    $  28,680        $238,183,041      $55,996,824      $12,829,701
                                                      =========        ============      ===========      ===========


                                                      ----------------------------------------------------------
                                                                 EQ/
                                                             EVERGREEN                       MERRILL LYNCH
                                                            FOUNDATION(C)                  WORLD STRATEGY (A)
                                                      -------------------------       --------------------------
                                                         1999           1999             1998            1997
                                                      ---------      ----------       ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................    $      29      $   22,881       $   24,281      $   14,446
   Net realized gain (loss).......................          302         265,460           19,432          35,369
   Change in unrealized appreciation
      (depreciation) on investments...............       (1,505)        665,736          225,660         (37,926)
                                                      ---------      ----------       ----------      ----------
   Net increase (decrease) in net assets
      from operations.............................       (1,174)        954,077          269,373          11,889
                                                      ---------      ----------       ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..........................           93       1,304,821        1,050,984         334,133
   Benefits and other policy-related
      transactions (Note 3).......................          (53)       (511,416)        (294,100)        (41,646)
   Net transfers among funds and
      guaranteed interest account.................        2,377        (504,202)       1,271,852       1,374,499
                                                      ---------      ----------       ----------      ----------
   Net increase (decrease) in net assets
      from policy-related transactions............        2,417         289,203        2,028,736       1,666,986
                                                      ---------      ----------       ----------      ----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...................        1,605        (999,768)        (849,043)      2,000,771
                                                      ---------      ----------       ----------      ----------

INCREASE (DECREASE) IN NET ASSETS.................        2,848         243,512        1,449,066       3,679,646
NET ASSETS
   BEGINNING OF PERIOD............................           --       5,128,712        3,679,646              --
                                                      ---------      ----------       ----------      ----------
NET ASSETS
   END OF PERIOD..................................    $   2,848      $5,372,224       $5,128,712      $3,679,646
                                                      =========      ==========       ==========      ==========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                      -------------------------------------------------------------------
                                                                                                                EQ/PUTNAM
                                                                         BT                       EQ/PUTNAM       INTER-
                                                      BT EQUITY     INTERNATIONAL   JPM CORE      INVESTORS     NATIONAL
                                                      500 INDEX     EQUITY INDEX      BOND          GROWTH       EQUITY
                                                      ---------    --------------  ----------     ---------     --------

                                                        1999           1999            1999          1999        1999
                                                      ---------    --------------  ----------     ---------     --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income........................      $     71     $         8     $       99     $      (5)     $     12
   Net realized gain (loss).....................            53               9              0           224            37
   Change in unrealized appreciation
      (depreciation) on investments.............         1,051              69           (116)          736             1
                                                      --------     -----------     ----------     ---------      --------
   Net increase (decrease) in net assets
      from operations...........................         1,175              86            (17)          955            50
                                                      --------     -----------     ----------     ---------      --------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)........................         9,476              --             --        10,348           666
   Benefits and other policy-related
      transactions (Note 3).....................        (1,279)             (8)           (70)          (96)           --
   Net transfers among funds and
      guaranteed interest account...............         9,316           1,182          2,277           199            --
                                                      --------     -----------     ----------     ---------      --------
   Net increase (decrease) in net assets
      from policy related-transactions..........        17,513           1,174          2,207        10,451          666
                                                      --------     -----------     ----------     ---------      --------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT FP (Note 4)..............            11              --              2             5            --
                                                      --------     -----------     ----------     ---------      --------
INCREASE (DECREASE) IN NET ASSETS...............        18,699           1,260          2,192        11,411           716
NET ASSETS
   BEGINNING OF PERIOD..........................            --              --             --            --            --
                                                      --------     -----------     ----------     ---------      --------
NET ASSETS
   END OF PERIOD................................      $ 18,699     $     1,260     $    2,192     $  11,411      $    716
                                                      ========     ===========     ==========     =========      ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   General

     Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

     For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

     Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

     Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

     AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

     The Account consists of thirty-five variable investment options of which twenty-two are reported herein:

        o Alliance Money Market
        o Alliance High Yield
        o Alliance Common Stock
        o EQ/Alliance Premier Growth
        o Capital Guardian Research
        o Capital Guardian U.S. Equity
        o Merrill Lynch Basic Value Equity
        o MFS Growth with Income
        o MFS Research
        o EQ/Putnam Growth & Income Value
        o Morgan Stanley Emerging Markets Equity
        o Alliance Aggressive Stock
        o Alliance Small Cap Growth
        o EQ/Evergreen
        o MFS Emerging Growth Companies
        o EQ/Evergreen Foundation
        o Merrill Lynch World Strategy
        o BT Equity 500 Index
        o BT International Equity Index
        o JPM Core Bond
        o EQ/Putnam Investors Growth
        o EQ/Putnam International Equity



+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.   General (Continued)

     The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

     The Account supports the operations of various Equitable life insurance products. These products are sold through both Equitable's Agent Distribution Channel and Equitable's Independent Broker Dealer Distribution Channel. These financial statement footnotes discuss the products, charges and investment return applicable to those life insurance products (Incentive Life, Incentive Life Plus, Survivorship Incentive Life and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution Channel.

     All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

     Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430 for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

     The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

     Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution Channel have charges currently for Incentive Life, Incentive Life Plus and Survivorship Incentive Life of .60% , and for Survivorship 2000 of .90%. The products sold through Equitable Life's Agent Distribution Channel have charges ranging from 0.60% to 1.80% depending on the features of those products.


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.   Asset Charges

     Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:

                                         Mortality and
                                            Expense         Mortality     Administrative       Total
                                        ----------------   -----------   ----------------     --------
            Incentive Life,
            Incentive Life 2000,
            Incentive Life Plus
            Second Series,
            Champion 2000 (a)                 .60%             --               --               .60%
            IL Plus Original
            Series, IL COLI (b)               .85%             --               --               .85%
            Survivorship Incentive
            Life (a)                          .60%             --               --               .60%
            Survivorship 2000 (a)             .90%             --               --               .90%
            IL Protector (a)                  .80%             --               --               .80%
            SP Flex (a)                       .85%            .60%             .35%             1.80%

      -----------------------------
     (a)   Charged to daily net assets of the Account.
     (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

     Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

     Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.   Amounts Retained by Equitable Life in Separate Account FP

     The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
     (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

     Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

     The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:


                                                                             YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------
     VARIABLE INVESTMENT OPTIONS                                   1999             1998              1997
     ---------------------------                                   ----             ----              ----
        Alliance Money Market                                   $  (531,900)     $(1,591,380)          --
        Alliance High Yield                                       1,254,634       (1,839,368)          --



        + Formerly known as Equitable Variable Life Insurance Company
          Separate Account FP.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------------------------
     VARIABLE INVESTMENT OPTIONS                                          1999               1998               1997
     ---------------------------                                          ----               ----               ----
         Alliance Common Stock                                        $(24,309,506)      $(17,381,053)       $       --
         EQ/Alliance Premier Growth                                        (60,529)                --                --
         Capital Guardian Research                                              --                 --                --
         Capital Guardian U.S. Equity                                           --                 --                --
         Merrill Lynch Basic Value Equity                                 (196,510)        (1,459,281)        1,200,000
         MFS Growth with Income                                             29,599                 --                --
         MFS Research                                                     (218,336)        (2,558,541)        2,000,000
         EQ/Putnam Growth & Income Value                                  (177,637)        (1,391,562)        1,200,000
         Morgan Stanley Emerging Markets Equity                         (2,019,694)           (21,425)        4,000,000
         Alliance Aggressive Stock                                      (3,284,577)        (6,122,856)               --
         Alliance Small Cap Growth                                        (384,204)        (1,675,446)        1,200,000
         EQ/Evergreen                                                           --                 --                --
         MFS Emerging Growth Companies                                    (713,109)        (2,732,997)        2,000,000

     ASSET ALLOCATION OPTIONS
     ------------------------
         EQ/Evergreen Foundation                                                --                 --                --
         Merrill Lynch World Strategy                                   (1,018,674)          (861,511)        2,000,000
         BT Equity 500 Index                                                   (21)                --                --
         BT International Equity Index                                          --                 --                --
         JPM Core Bond                                                          --                 --                --
         EQ/Putnam Investors Growth                                             --                 --                --
         EQ/Putnam International Equity                                         --                 --                --


5.   Distribution and Servicing Agreements

     Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.   Investment Returns

     The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

     The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life and Incentive Life Plus policyowners are different than those attributable to Survivorship 2000 policyowners because asset charges are deducted at different rates under each policy (see Note 3).


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                   1999
---------------------                   ----
Gross return.....................       4.71%
Net return.......................       4.10%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                     1999
-------------------                     ----
Gross return.....................      (3.58)%
Net return.......................      (4.16)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
----------------------                  ----
Gross return.....................      24.88%
Net return.......................      24.13%

                                     JUNE 4 (C) TO
                                     DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return.....................      18.97%
Net return.......................      18.52%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH               1999
-------------------------               ----
Gross return.....................       7.10%
Net return.......................       6.67%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----

Gross return.....................       3.76%
Net return.......................       3.32%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----
Gross return.....................      19.00%
Net return.......................      18.23%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                          YEAR ENDED
                                          DECEMBER 31,
                                         -------------
MFS GROWTH WITH INCOME                       1999
----------------------                       ----
Gross return.........................        8.76%
Net return...........................        8.06%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
MFS RESEARCH                                 1999
------------                                 ----
Gross return.........................       23.12%
Net return...........................       22.38%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
EQ/PUTNAM GROWTH & INCOME VALUE              1999
-------------------------------              ----
Gross return.........................       (1.27)%
Net return...........................       (1.95)%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
MORGAN STANLEY EMERGING MARKETS EQUITY       1999
--------------------------------------       ----
Gross return.........................       95.82%
Net return...........................       94.57%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
ALLIANCE AGGRESSIVE STOCK                    1999
-------------------------                    ----
Gross return.........................       18.55%
Net return...........................       17.83%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
ALLIANCE SMALL CAP GROWTH                    1999
-------------------------                    ----
Gross return.........................       27.46%
Net return...........................       26.86%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
EQ/EVERGREEN                                 1999
------------                                 ----
Gross return.........................        9.70%
Net return...........................        9.06%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         ---------------
MFS EMERGING GROWTH COMPANIES                1999
--------------------------------             ----
Gross return.........................       73.62%
Net return...........................       72.63%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return.....................       7.38%
Net return.......................       6.72%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return.....................      21.35%
Net return.......................      20.62%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT EQUITY 500 INDEX                     1999
-------------------                     ----
Gross return.....................      20.30%
Net return.......................      19.58%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT INTERNATIONAL EQUITY INDEX           1999
-----------------------------           ----
Gross return.....................      27.50%
Net return.......................      26.70%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
JPM CORE BOND                           1999
---------------                         ----
Gross return.....................      (1.64)%
Net return.......................      (2.19)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INVESTORS GROWTH              1999
--------------------------              ----
Gross return.....................      30.24%
Net return.......................      29.48%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INTERNATIONAL EQUITY          1999
------------------------------          ----
Gross return.....................      60.24%
Net return.......................      59.29%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                   1999
---------------------                   ----
Gross return.....................       4.71%
Net return.......................       3.78%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                     1999
-------------------                     ----
Gross return.....................      (3.35)%
Net return.......................      (4.45)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
----------------------                  ----
Gross return.....................      24.88%
Net return.......................      23.76%

                                    JUNE 4 (C) TO
                                     DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return.....................      18.97%
Net return.......................      18.28%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH               1999
-------------------------               ----
Gross return.....................       7.10%
Net return.......................       6.46%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return.....................       3.76%
Net return.......................       3.11%

                                    JUNE 4 (B) TO
                                      DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----
Gross return.....................      19.00%
Net return.......................      18.23%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------


                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS GROWTH WITH INCOME                      1999
----------------------                      ----
Gross return.........................       8.76%
Net return...........................       7.74%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS RESEARCH                                1999
--------------                              ----
Gross return.........................      23.12%
Net return...........................      22.01%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
EQ/PUTNAM GROWTH & INCOME VALUE             1999
---------------------------------           ----
Gross return.........................      (1.27)%
Net return...........................      (2.25)%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return.........................      95.82%
Net return...........................      93.98%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        ---------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return.........................      18.55%
Net return...........................      17.43%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return.........................      27.46%
Net return...........................      26.47%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return.........................       9.70%
Net return...........................       8.73%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return.........................      73.62%
Net return...........................      72.11%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------


                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return.....................       7.38%
Net return.......................       6.14%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY           1999
----------------------------           ----
Gross return.....................      21.35%
Net return.......................      20.62%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT EQUITY 500 INDEX                     1999
-------------------                     ----
Gross return.....................      20.30%
Net return.......................      19.22%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT INTERNATIONAL EQUITY INDEX           1999
-----------------------------           ----
Gross return.....................      27.50%
Net return.......................      26.32%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
JPM CORE BOND                           1999
-------------                           ----
Gross return.....................      (1.64)%
Net return.......................      (2.48)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INVESTORS GROWTH              1999
--------------------------              ----
Gross return.....................      30.24%
Net return.......................      29.09%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INTERNATIONAL EQUITY          1999
------------------------------          ----
Gross return.....................      60.24%
Net return.......................      58.81%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                     FSA-26

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


APPENDIX I: INVESTMENT PERFORMANCE RECORD

A-1
--------------------------------------------------------------------------------

The tables below show performance information for the variable investment options. The performance shown for each option equals the performance of the Portfolio corresponding to that option, reduced by the current rate of the policies' mortality and expense risk charge (.60% annual rate). You can find more information about the performance of the Portfolios in the EQ Advisors Trust prospectus attached at the end of this prospectus. The performance figures on which the tables are based are after deduction of all fees and expenses paid by the Trust or any of the Portfolios.


For periods prior to October 18, 1999, the "Alliance" Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these Portfolios became corresponding Portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust Portfolio and any predecessors that it may have had. In addition, we have adjusted the results for these Portfolios prior to the dates when the Class IB shares for these Portfolios were available, to reflect the 12b-1 fees currently imposed. Class IB shares of Alliance Money Market, Alliance High Yield, Alliance Common Stock and EQ/Aggressive Stock* Portfolios first became available in EQ Advisors Trust's predecessor on October 2, 1996. Class IB shares of Alliance Small Cap Growth Portfolio first became available in the Trust's predecessor on May 1, 1997.

The tables below, however, do not take into account the following additional charges that we will deduct under your policy: (1) the sales charge that we deduct from each premium payment you make; (2) the monthly cost of insurance charge; (3) the surrender charge; (4) any charge for optional rider benefits you may select or (5) the policies' monthly administrative charge (currently $20 for your policy's first 12 months and $7 per month thereafter, for issue ages 18 and older). For more information about these charges, see "Charges and expenses you will pay" in this prospectus. If we reflected these charges, the performance shown below would be reduced. We have not done so, however, because the actual impact of these charges on a particular policy varies considerably based on such factors as the insurance risk characteristics of the insured person; the face amount and other options you select for your policy; the amount and timing of your premium payments; and whether you make withdrawals, take policy loans, or surrender your policy. In order to better understand how the charges we have omitted from the below tables will affect your policy's value, you should refer to your Illustrations of Policy Benefits that your financial professional will provide. You can request Equitable Life or your financial professional to provide you with such illustrations at any time, whether before or after you purchase a policy.


In a few cases, the return information shown in the first table below includes a period of time prior to when Separate Account FP first offered a corresponding variable investment option under any form of variable life insurance policy. Therefore, the second table below provides additional performance information from the date that those investment options actually received initial funding.

---------------------
* Previously "Alliance Aggressive Stock"

A-2
--------------------------------------------------------------------------------



AVERAGE ANNUAL RATE OF RETURN
AFTER DEDUCTION OF MORTALITY AND EXPENSE
RISK CHARGE FOR PERIODS ENDING
DECEMBER 31, 1999*

------------------------------------------------------------------------------------------------------------
                                                                                         Since Portfolio
                                                                                            Inception
Variable Investment Option                 1 yr.      3 yrs.      5 yrs.     10 yrs.         (Date**)
------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                       17.83%      8.83%      15.35%      15.71%       16.92%  (1/27/86)
Alliance Money Market                      4.10%      4.35%       4.47%       4.29%        6.06%  (7/13/81)
Alliance High Yield                       (4.16)%     1.92%       8.92%       9.30%        8.44%  (1/2/87)
Alliance Common Stock                     24.13%     26.89%      26.97%      17.59%       15.76%  (1/13/76)
Alliance Small Cap Growth                 26.86%         -           -           -        16.95%  (5/1/97)
BT Equity 500 Index                       19.58%         -           -           -        21.96%  (12/31/97)
BT Small Company Index                    20.00%         -           -           -         7.95%  (12/31/97)
BT International Equity Index             26.70%         -           -           -        22.98%  (12/31/97)
EQ/Evergreen                               9.06%         -           -           -         9.06%  (12/31/98)
EQ/Evergreen Foundation                    6.72%         -           -           -         6.72%  (12/31/98)
J.P. Morgan Core Bond                     (2.19)%        -           -           -         2.96%  (12/31/97)
Lazard Large Cap Value                     2.91%         -           -           -        10.82%  (12/31/97)
Lazard Small Cap Value                     1.13%         -           -           -        (3.40)% (12/31/97)
Mercury Basic Value Equity                18.23%         -           -           -        17.23%  (5/1/97)
Mercury World Strategy                    20.62%         -           -           -        11.45%  (5/1/97)
MFS Growth with Income                     8.06%         -           -           -         8.06%  (12/31/98)
MFS Research                              22.38%         -           -           -        23.20%  (5/1/97)
MFS Emerging Growth Companies             72.63%         -           -           -        47.38%  (5/1/97)
Morgan Stanley Emerging Markets Equity    94.57%         -           -           -         5.07%  (8/20/97)
EQ/Putnam Growth & Income Value           (1.95)%        -           -           -         9.46%  (5/1/97)
EQ/Putnam Investors Growth                29.48%         -           -           -        33.87%  (5/1/97)
EQ/Putnam International Equity            59.29%         -           -           -        31.21%  (5/1/97)
------------------------------------------------------------------------------------------------------------



* No performance information is shown for EQ/Alliance Technology, as this Portfolio had not received its initial funding prior to December 31, 1999. Additionally, no performance information is shown for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research or Capital Guardian International, as those Portfolios became available after December 31, 1998. The inception date for these portfolios is April 30, 1999.


** The inception date shown is the date that the relevant Portfolio (or its predecessor) received its initial funding.

A-3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              Average Annual Rates of Return For Periods Ending
                              December 31, 1999 Since Variable Investment Option
Variable Investment Option    Inception (Date)
--------------------------------------------------------------------------------
Alliance Money Market               4.91% (1/27/86)
Alliance Common Stock              17.40% (1/27/86)
--------------------------------------------------------------------------------


Unlike the rate of return tables above, the following yield information does not include capital gains and losses that the Portfolios corresponding to the indicated variable investment options may have experienced.


--------------------------------------------------------------------------------
                              Annualized Yield For Periods
Variable Investment Option    Ending December 31, 1999
--------------------------------------------------------------------------------
                              7 DAYS                             30 DAYS
--------------------------------------------------------------------------------
Alliance Money Market         4.42%                                  -
Alliance High Yield              -                               12.30%
--------------------------------------------------------------------------------


The information in the tables above is not a guarantee, a prediction, or necessarily an indication of future performance.

APPENDIX II: OUR DATA ON MARKET PERFORMANCE

B-1
--------------------------------------------------------------------------------


In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:


o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o   data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                  Money Management Letter
Morningstar's Variable Annuities/Life     Investment Dealers Digest
Business Week                             National Underwriter
Forbes                                    Pension & Investments
Fortune                                   USA Today
Institutional Investor                    Investor's Daily
Money                                     The New York Times
Kiplinger's Personal Finance              The Wall Street Journal
Financial Planning                        The Los Angeles Times
Investment Adviser                        The Chicago Tribune
Investment Management Weekly
--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your Incentive Life premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.

B-2
--------------------------------------------------------------------------------

The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

AVERAGE ANNUAL RATES OF RETURN


---------------------------------------------------------------------------------------------------------------------------
                                               LONG-TERM      LONG-TERM     INTERMEDIATE-
FOR THE FOLLOWING PERIODS         COMMON       GOVERNMENT     CORPORATE      TERM GOV'T      U.S. TREASURY        CONSUMER
ENDING DECEMBER 31, 1999          STOCKS         BONDS          BONDS          BONDS             BILLS          PRICE INDEX
---------------------------------------------------------------------------------------------------------------------------
1 Year                            21.04%        (8.96)%        (7.45)%         (1.77)%           4.68%              2.81%
3 Years                           27.56%         6.04%          5.01%          5.47%             4.93%              2.04%
5 years                           28.55%         9.24%          8.35%          6.95%             5.12%              2.39%
10 years                          18.20%         8.79%          8.36%          7.20%             4.92%              2.94%
20 years                          17.87%        10.69%         10.66%          9.53%             6.89%              4.01%
30 years                          13.72%         8.94%          9.17%          8.68%             6.69%              5.12%
40 years                          12.22%         7.01%          7.24%          7.35%             5.98%              4.46%
50 years                          13.61%         5.56%          5.97%          6.12%             5.15%              4.01%
60 years                          12.86%         5.17%          5.42%          5.39%             4.34%              4.24%
Since 1926                        11.35%         5.12%          5.61%          5.22%             3.79%              3.07%
Inflation Adjusted Since 1926      8.03%         1.98%          2.46%          2.08%             0.69%              0.00%
---------------------------------------------------------------------------------------------------------------------------


Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK, (TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) - Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds - Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds - For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds - Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills - Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index - Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

APPENDIX III: AN INDEX OF KEY WORDS AND PHRASES

C-1
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                            PAGE
account value                                                                21
Administrative Office                                                         5
age                                                                          34
Allocation Date                                                              15
alternative death benefit                                                    17
amount at risk                                                               38
anniversary                                                                  34
assign; assignment                                                           32
automatic transfer service                                                   22
AXA Financial, Inc.                                                           4
basis                                                                        28
beneficiary                                                                  19
business day                                                                 33
Cash Surrender Value                                                         26
Code                                                                         27
collateral                                                                   24
cost of insurance charge                                                     38
cost of insurance rates                                                      38
customer loyalty credit                                                      39
day                                                                          33
death benefit guarantee                                                      14
default                                                                      12
dollar cost averaging service                                                22
enhanced death benefit guarantee                                             14
EQAccess                                                                      5
EQ Advisors Trust                                                            16
EQ Financial Consultants                                                     16
Equitable Distributors                                                       41
Equitable Life                                                                4
Equitable Access Account                                                     19
face amount                                                                  16
grace period                                                                 12
guarantee premium                                                            13
guaranteed interest option                                                   16
Guaranteed Interest Account                                                  16
Incentive Life                                                            cover
insured person                                                               17
Investment Funds                                                             16
investment option                                                            15
issue date                                                                   34
lapse                                                                        12
loan, loan interest                                                          24
modified endowment contract                                                  12
month, year                                                                  34
monthly deduction                                                             7
net cash surrender value                                                     26
no-lapse guarantee                                                           13
Option A, B                                                                  17
our                                                                           2
owner                                                                         2
paid up                                                                      27
paid up death benefit guarantee                                              14
partial withdrawal                                                           25
payment option                                                               19
planned periodic premium                                                     12
policy                                                                    cover
Portfolio                                                                 cover
premium charge                                                                7
premium payments                                                             12
prospectus                                                                cover
rebalancing                                                                  23
receive                                                                      33
restore, restoration                                                         13
rider                                                                        19
SEC                                                                       cover
Separate Account FP                                                          36
state                                                                         2
subaccount                                                                   36
surrender                                                                    26
surrender charge                                                              7
target premium                                                                8
telephone transfer                                                           22
transfers                                                                    22
Trust                                                                        16
units                                                                        21
unit values                                                                  21
us                                                                            2
variable investment option                                                   16
we                                                                            2
withdrawal                                                                   25
you, your                                                                     2

INCENTIVE LIFE PLUS(R)

A flexible premium variable life
insurance policy

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its Portfolios.


 PROSPECTUS DATED MAY 1, 2000


--------------------------------------------------------------------------------

 This prospectus describes many aspects of an Incentive Life Plus policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life Plus. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.


 WHAT IS INCENTIVE LIFE PLUS?


 Incentive Life Plus is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:




 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------
 o Alliance High Yield                o Alliance Money Market
 o Alliance Intermediate              o Alliance Quality Bond
   Government Securities

-------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------
 o EQ/Aggressive Stock(1)             o EQ/Evergreen
 o Alliance Common Stock              o MFS Emerging Growth
 o Alliance Equity Index                Companies
 o Alliance Growth and Income         o MFS Growth with Income
 o EQ/Alliance Premier Growth         o MFS Research
 o Alliance Small Cap Growth          o Mercury Basic Value Equity(3)
 o EQ/Alliance Technology(2)          o EQ/Putnam Growth & Income
 o Capital Guardian Research            Value
 o Capital Guardian U.S. Equity       o T. Rowe Price Equity Income
                                      o Warburg Pincus Small Company
                                        Value

-------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------
 o Alliance Global                    o Morgan Stanley Emerging
 o Alliance International               Markets Equity
                                      o T. Rowe Price International
                                        Stock

-------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------
 o Alliance Conservative Investors    o Mercury World Strategy(5)
 o Alliance Growth Investors          o EQ/Putnam Balanced
 o EQ/Balanced(4)
 o EQ/Evergreen Foundation
-------------------------------------------------------------------------



 (1) Formerly named "Alliance Aggressive Stock"
 (2) Anticipated to become available on or about May 22, 2000. This option may not be available in California.
 (3) Formerly named "Merrill Lynch Basic Value Equity"
 (4) Formerly named "Alliance Balanced"
 (5) Formerly named "Merrill Lynch World Strategy"


 Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, a mutual fund. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.


 OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) add or delete certain optional benefits that we offer by "riders" to your policy.

 Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life Plus or another policy may not be to your advantage.


 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



72108R

CONTENTS OF THIS PROSPECTUS

----------------
  2
--------------------------------------------------------------------------------
CONTENTS OF THIS PROSPECTUS


INCENTIVE LIFE PLUS


---------------------------------------------------------------
What is Incentive Life Plus?                              Cover
Who is Equitable Life?                                    4
How to reach us                                           5
Charges and expenses you will pay                         7
Risks you should consider                                12

 1
----------------------------------------------------------------
POLICY FEATURES AND BENEFITS                             13
----------------------------------------------------------------
How you can pay for and contribute to your policy        13
The minimum amount of premiums you must pay              13
Investment options within your policy                    15
About your life insurance benefit                        16
You can increase or decrease your insurance coverage     17
Effect of face amount changes on certain subsequent
   charges                                               18
Other benefits you can add by rider                      19
Your options for receiving policy proceeds               20
Your right to cancel within a certain number of days     20
Variations among Incentive Life Plus policies            20
Other Equitable Life policies                            21

 2
----------------------------------------------------------------
DETERMINING YOUR POLICY'S VALUE                          22
----------------------------------------------------------------
Your account value                                       22

 3
----------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG OUR
INVESTMENT OPTIONS                                       23
----------------------------------------------------------------
Transfers you can make                                   23
Telephone and EQAccess transfers                         23
Our dollar cost averaging service                        23
Our asset rebalancing service                            24
---------------------------------------------------------------

"We", "our" and "us" refer to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

Incentive Life Plus is available in all states. This prospectus does not offer Incentive Life Plus anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.

----------------
  3
--------------------------------------------------------------------------------
CONTENTS OF THIS PROSPECTUS



 4
-----------------------------------------------------------------------
ACCESSING YOUR MONEY                                               25
-----------------------------------------------------------------------
Borrowing from your policy                                         25
Making withdrawals from your policy                                26
Surrendering your policy for its net cash surrender value          26
When the insured person reaches age 100 ("Maturity")               27
Your option to receive a living benefit                            27

 5
-----------------------------------------------------------------------
TAX INFORMATION                                                    28
-----------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                   28
Tax treatment of distributions to you                              28
Tax treatment of living benefit proceeds                           30
Effect of policy on interest deductions taken by business
   entities                                                        30
Requirement that we diversify investments                          30
Estate, gift, and generation-skipping taxes                        31
Pension and profit-sharing plans                                   31
Other employee benefit programs                                    31
ERISA                                                              31
Our taxes                                                          31
When we withhold taxes from distributions                          32
Possibility of future tax changes                                  32

 6
-----------------------------------------------------------------------
MORE INFORMATION ABOUT PROCEDURES
THAT APPLY TO YOUR POLICY                                          33
-----------------------------------------------------------------------
Ways to make premium and loan payments                             33
Requirements for surrender requests                                33
Ways we pay policy proceeds                                        33
Assigning your policy                                              33
Dates and prices at which policy events occur                      33
Policy issuance                                                    35
Gender-neutral policies                                            35
-----------------------------------------------------------------------

 7
-----------------------------------------------------------------------
MORE INFORMATION ABOUT OTHER MATTERS                               37
-----------------------------------------------------------------------
Your voting privileges                                             37
About our Separate Account FP                                      37
About our General Account                                          38
You can change your policy's insured person                        38
Transfers of your account value                                    38
Telephone and EQAccess requests                                    39
Deducting policy charges                                           39
Suicide and certain misstatements                                  41
When we pay policy proceeds                                        41
Changes we can make                                                42
Reports we will send you                                           42
Legal proceedings                                                  42
Illustrations of policy benefits                                   43
SEC registration statement                                         43
How we market the policies                                         43
Insurance regulation that applies to Equitable Life                43
Directors and principal officers                                   45

 8
-----------------------------------------------------------------------
FINANCIAL STATEMENTS OF SEPARATE
ACCOUNT FP AND EQUITABLE LIFE                                      53
-----------------------------------------------------------------------
Separate Account FP financial statements                           A-1
Equitable Life financial statements                                F-1
-----------------------------------------------------------------------

 9
-----------------------------------------------------------------------
 APPENDICES
-----------------------------------------------------------------------
I - Investment performance record                                AA-1
II - Our data on market performance                              BB-1
III - An index of key words and phrases                          CC-1

-----------------------------------------------------------------------
 EQ ADVISORS TRUST PROSPECTUS (follows after page
 CC-1 of this prospectus, but is not a part of this prospectus)
-----------------------------------------------------------------------

Who is Equitable Life?

----------------
  4
--------------------------------------------------------------------------------
WHO IS EQUITABLE LIFE?


 We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.


 AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

----------------
  5
--------------------------------------------------------------------------------
WHO IS EQUITABLE LIFE?


 HOW TO REACH US

 To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us


-----------------------------------------------------------
 BY MAIL:
-----------------------------------------------------------
 at the Post Office Box for our Administrative Office:
 P.O. Box 1047
 Charlotte, North Carolina 28201-1047

-----------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
-----------------------------------------------------------
 at the Street Address for our Administrative Office:
 Equitable Life - National Operations Center
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

-----------------------------------------------------------
 BY TOLL-FREE PHONE:
-----------------------------------------------------------
 1-888-855-5100 (automated system available 22 hours a day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern
 Time)

-----------------------------------------------------------
 BY E-MAIL:
-----------------------------------------------------------
 life-service@equitable.com

-----------------------------------------------------------
 BY FAX:
-----------------------------------------------------------
 1-704-540-9714

-----------------------------------------------------------
 BY INTERNET:
-----------------------------------------------------------
 Our Web site (www.equitable.com) can also provide information; some of the forms listed below are available for you to print out through our Web site by clicking on "Contact Us." You can also access your policy information through our Web site by enrolling in EQAccess.

-----------------------------------------------------------



 We require that the following types of communications be on specific forms we provide for that purpose:


       (1) request for dollar cost averaging (our automatic transfer service);

       (2) authorization for telephone transfers by a person who is not both the insured person and the owner;

       (3)      request for asset rebalancing; and

       (4)      designation of new policy owner(s).


 We also have specific forms that we recommend you use for the following:

       (a)      policy surrenders;

       (b)      address changes;

       (c)      beneficiary changes;

       (d)      transfers between investment options; and

       (e)      changes in allocation percentages for premiums and deductions.



 You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

 Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you request.


 The proper person to sign forms, notices and requests would normally be the owner or any other person that our

----------------
  6
--------------------------------------------------------------------------------
WHO IS EQUITABLE LIFE?



 procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


 You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


 We reserve the right to limit access to telephone, Internet or fax services if we determine that you are engaged in a market timing strategy see "Transfers of your account value - Market Timing" later in this prospectus.

 CHARGES AND EXPENSES YOU WILL PAY

----------------
  7
--------------------------------------------------------------------------------
CHARGES AND EXPENSES YOU WILL PAY


 TABLE OF POLICY CHARGES


 This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus.



CHARGES WE DEDUCT FROM     Sales charge                    A percentage of each premium payment you make,
AMOUNTS YOU CONTRIBUTE     We intend (but do not           depending on your policy's face amount(2), as follows:
TO YOUR POLICY:            guarantee) to stop deducting
                           this charge once premiums paid  ----------------------------------------------------
                           equal a certain amount.(1)      FACE AMOUNT                               PERCENT OF
                                                           OF POLICY                                  PREMIUM
                                                           ----------------------------------------------------
                                                           $50,000-$99,999..........................     6%
                                                           $100,000-$499,999........................     4%
                                                           $500,000 and over........................     3%

                           -------------------------------------------------------------------------------------
                           Charge for taxes        Currently ranges from 0.50% to 5% (Virgin Islands)
----------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM     Administrative charge   A dollar amount that depends on your policy's face
YOUR POLICY'S VALUE EACH                           amount, as follows:
MONTH:
                                                   -------------------------------------------------------------
                                                                                      MONTHLY CHARGE
                                                   -------------------------------------------------------------
                                                                            MONTHS    MONTHS
                                                   FACE AMOUNT OF POLICY     1-12     13-24        THEREAFTER
                                                   -------------------------------------------------------------
                                                   $50,000-$99,999........  $  30(3)  $  30(3)       $  8(5)
                                                   $100,000-$499,999......     55(4)      6(5)          6(5)
                                                   $500,000 and over......     25         6(5)          6(5)

                            -------------------------------------------------------------------------------------
                            Cost of insurance      Amount varies depending on the specifics of your policy(6)
                            charges and optional
                            rider charges
                            -------------------------------------------------------------------------------------
                            Death benefit          $.01 for each $1,000 of the face amount of your policy and
                            guarantee charge       any yearly renewable term rider on the insured person at
                                                   the time of the deduction. We deduct this charge only
                                                   during any death benefit guarantee period under
                                                   your policy.
-----------------------------------------------------------------------------------------------------------------

----------------
  8
--------------------------------------------------------------------------------
CHARGES AND EXPENSES YOU WILL PAY



CHARGES WE DEDUCT FROM      Mortality and expense risk          .60% (effective annual rate) of the value you have in our
YOUR POLICY'S INVESTMENT    charge                              variable investment options (we may increase this rate up
PERFORMANCE EACH DAY:                                           to .90%)7
---------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Surrender (turning in) of your      A "premium surrender charge" equal to the smaller of (a)
YOUR ACCOUNT VALUE AT THE   policy during its first 15 years    66% of one "target premium"(8) (or less for surrenders after
TIME OF THE TRANSACTION:                                        the ninth year)(9) or (b) a percentage(10) of all premium
                                                                payments you make in the first 15 years of your policy.

                            If you surrender your policy        An "administrative surrender charge" equal to a dollar
                            during its first 8 years, we also   amount per $1,000 of initial face amount (subject to a
                            deduct the following charge         $3,000 maximum for the charge). The dollar amount per
                                                                $1,000 depends on the insured person's age at policy
                                                                issuance, as follows:

                                                                -----------------------------------------------------------
                                                                                                        ISSUE AGE
                                                                                      -------------------------------------
                                                                                       0-34  35-44 45-49 50-54 55 AND OVER
                                                                                      -------------------------------------
                                                                 Dollars Per $1,000      $2    $3    $4    $5       $6

                                                                                      For surrenders after the third policy
                                                                                      year, however, this charge begins to
                                                                                      decline at a constant rate each month
                                                                                      until it is zero after the eighth year.

                                                                                      (We will also deduct the remaining
                                                                                      amounts of premium and administrative
                                                                                      surrender charges associated with any
                                                                                      face amount increase, as discussed
                                                                                      immediately below.)
                             -----------------------------------------------------------------------------------------------
                             Surrender of your policy during     Amounts of premium and administrative surrender charges
                             the first 15 years after you have   that we will compute on essentially the same basis as if
                             requested an increase in your       each such face amount increase had been a separate,
                             policy's face amount                newly-issued Incentive Life Plus policy.(11)
                             -----------------------------------------------------------------------------------------------
                             Requested decrease in your          A pro-rata portion of the full premium and administrative
                             policy's face amount                surrender charges that would apply to a surrender at the
                                                                 time of the decrease.
                             -----------------------------------------------------------------------------------------------
                             Change of your policy's insured     $100
                             person
                             -----------------------------------------------------------------------------------------------
                             Election to add "living benefit"    $100
                             rider after policy issue
                             -----------------------------------------------------------------------------------------------
                             Exercise of option to receive a     Up to $250
                             "living benefit"
                             -----------------------------------------------------------------------------------------------
                             Transfers among investment          $0 for each of the first 12 transfers per year (which we
                             options                             may increase up to $25) and $25 for each additional
                                                                 transfer in the same year(12)
                             ------------------------------------------------------------------------------------------------
                             Partial withdrawal                  $25 (or, if less, 2% of the withdrawal)
                             ------------------------------------------------------------------------------------------------
                             Increase in your policy's face      $1.50 for each $1,000 of the increase (but not more than
                             amount                              $240 in total)
-----------------------------------------------------------------------------------------------------------------------------

----------------
  9
--------------------------------------------------------------------------------
CHARGES AND EXPENSES YOU WILL PAY



(1) The amount of premiums beyond which we intend to stop deducting the sales charge depends on the specifics of your policy. For no policy will it be higher than $1,689.70 per $1,000 of the policy's initial face amount or lower than $31.20 per $1,000.


(2) The "face amount" is the basic amount of insurance coverage under your policy.

(3)  $20, if the insured person is age 29 or less at policy issuance.

(4)  $40, if the insured person is age 29 or less at policy issuance.

(5)  We may increase this charge to not more than $10.


(6) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus. The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates of these and any other charges, based on various assumptions.


(7) This charge does not apply to amounts in our guaranteed interest option. For policies issued in New York, this charge is deducted monthly as a percentage of your account value.

(8) The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics.


(9) Beginning in your policy's tenth year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 15th year. The maximum amount of surrender charge under clause (a) will be set forth in your policy. The lowest maximum initial surrender charge under clause (a) for any policy would be $1.25 for each $1,000 of initial face amount and the highest maximum initial surrender charge under clause (a) for any policy would be $30.95 per $1,000.


(10) The percentage depends on when you pay the premiums and your policy's highest face amount:


                                                                            POLICY'S HIGHEST FACE AMOUNT TO DATE
                                                                            ------------------------------------
                                                                             $50,000-     $100,000-     $500,000
                                                                              99,999       499,999      AND OVER
-------------------------------------------------------------------------   ----------   -----------   ---------
     For Premiums Paid in Year 1, up to One SEC Guideline Annual Premium        24%           26%          27%
     For All Additional Premiums Paid in Years 1-15 .....................        3%            5%           6%
----------------------------------------------------------------------------------------------------------------

     The SEC guideline annual premium is the level amount that would be payable each year based on certain assumptions defined by the SEC.

(11) These additional surrender charges, however, apply only to the amount (if any) by which the increase causes the face amount to exceed its highest previous amount. For these purposes, we disregard any face amount changes that we make automatically as a result of any change in your death benefit option. To calculate the amount of any additional surrender charge, we consider a portion of any premiums you pay at or after the time of the increase to have been paid for the increase. We do this in the manner prescribed by SEC regulations for such premium allocations.


(12) No charge, however, would ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our dollar cost averaging service or asset rebalancing service, as discussed later in this prospectus.

----------------
 10
--------------------------------------------------------------------------------
CHARGES AND EXPENSES YOU WILL PAY


 YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:


This table shows the fees and expenses paid by each Portfolio for the year ended December 31, 1999, except as noted below. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.





--------------------------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL      FEE WAIVERS     NET TOTAL
                                           MANAGEMENT                        OTHER         ANNUAL   AND/OR EXPENSE        ANNUAL
                                               FEE(1)      12B-1 FEE    EXPENSES(2)      EXPENSES   REIMBURSEMENTS(3)   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           0.60%                -          0.04%         0.64%                -         0.64%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                   0.57%                -          0.05%         0.62%                -         0.62%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                         0.46%                -          0.04%         0.50%                -         0.50%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors               0.60%                -          0.07%         0.67%                -         0.67%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                         0.25%                -          0.05%         0.30%                -         0.30%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Global                               0.73%                -          0.09%         0.82%                -         0.82%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                      0.59%                -          0.05%         0.64%                -         0.64%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                     0.57%                -          0.05%         0.62%                -         0.62%
--------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                           0.60%                -          0.05%         0.65%                -         0.65%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities   0.50%                -          0.07%         0.57%                -         0.57%
--------------------------------------------------------------------------------------------------------------------------------
Alliance International                        0.85%                -          0.20%         1.05%                -         1.05%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                         0.34%                -          0.05%         0.39%                -         0.39%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth(4)                 0.90%             0.25%         0.23%         1.38%            0.23%         1.15%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                         0.53%                -          0.05%         0.58%                -         0.58%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth(5)                  0.75%                -          0.07%         0.82%                -         0.82%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(6)                     0.90%             0.25%         0.10%         1.25%            0.10%         1.15%
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(4)                  0.65%             0.25%         0.47%         1.37%            0.42%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity(4)               0.65%             0.25%         0.34%         1.24%            0.29%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                  0.65%             0.25%         1.87%         2.77%            1.82%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                       0.60%             0.25%         1.07%         1.92%            0.97%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                    0.60%             0.25%         0.17%         1.02%            0.07%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                        0.70%             0.25%         0.46%         1.41%            0.21%         1.20%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                 0.65%             0.25%         0.17%         1.07%            0.07%         1.00%
--------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                        0.60%             0.25%         0.37%         1.22%            0.27%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
MFS Research                                  0.65%             0.25%         0.17%         1.07%            0.12%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity        1.15%             0.25%         1.00%         2.40%            0.65%         1.75%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                            0.60%             0.25%         0.28%         1.13%            0.23%         0.90%
--------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value               0.60%             0.25%         0.16%         1.01%            0.06%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                   0.60%             0.25%         0.21%         1.06%            0.11%         0.95%
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock             0.85%             0.25%         0.30%         1.40%            0.15%         1.25%
--------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value            0.75%             0.25%         0.24%         1.24%            0.14%         1.10%
--------------------------------------------------------------------------------------------------------------------------------

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CHARGES AND EXPENSES YOU WILL PAY



(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios . Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "-" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen Portfolio reflects a decrease effective on May 1, 2000.

(4) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for the Portfolios have been estimated.

(5) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement

(6) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

RISKS YOU SHOULD CONSIDER

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 HOW WE ALLOCATE CHARGES AMONG YOUR
 INVESTMENT OPTIONS

 In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


 CHANGES IN CHARGES


 We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" below) or (2) make a charge for any illustration of how your policy's values could change over time, if you request more than one illustration in the same year.


 Any changes that we make in our current charges or charge rates will be by class of insured person and will be based on changes in future expectations about such factors as investment earnings, mortality experience, the length of time policies will remain in effect, premium payments, expenses and taxes. Any changes in charges may apply to then outstanding policies, as well as to new policies, but we will not raise any charges above any maximums discussed in this prospectus and shown in your policy.

 RISKS YOU SHOULD CONSIDER

 Some of the principal risks of investing in a policy are as follows:


 o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.


 o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.


 o We can increase certain charges without your consent, within limits stated in your policy.


 o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

 Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

1
POLICY FEATURES AND BENEFITS

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POLICY FEATURES AND BENEFITS


 HOW YOU CAN PAY FOR AND CONTRIBUTE TO
 YOUR POLICY

 Premium payments. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies issued in some states or on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

 -----------------------------------------------------------------------------

 You can generally pay premiums at such times and in such amounts as you like, so long as (i) you pay enough to prevent your policy from lapsing and (ii) you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
 -----------------------------------------------------------------------------


 LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" below. We may return any premium payments that would exceed those limits to you.


 You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.


 If at any time your policy's account value is high enough that the alternative death benefit discussed below would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance. The requirement for such evidence, however, would apply only to the amount of premiums you pay in any year of your policy that exceeds your annual specified premium. Specified premiums are discussed below.

 PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only enough premiums to ensure (i) that your policy has enough "net cash surrender value" to cover your policy's monthly charges as they fall due or (ii) that your death benefit guarantee (discussed below) remains in effect. ("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" below.)

 THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY


 POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough net cash surrender value to pay the monthly charges when due and the death benefit guarantee is not then in effect. We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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POLICY FEATURES AND BENEFITS



 -----------------------------------------------------------------------------
 Your policy will terminate if you don't pay enough premiums to pay the charges we deduct, unless the death benefit guarantee is in effect. However, we will first send you a notice and give you a chance to pay any shortfall.
 -----------------------------------------------------------------------------

 You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," below.


 RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

 DEATH BENEFIT GUARANTEE AND SPECIFIED PREMIUMS. Page 3 of your policy will show a "specified premium." Payment of the specified premium is not required. However, we measure the actual premiums you have paid against the specified premiums to see if the death benefit guarantee provision will prevent a policy from lapsing. For more detail about how we do this, see "Death benefit guarantee test" below. The death benefit guarantee provision will not prevent your policy from lapsing if you have an outstanding policy loan.

 -----------------------------------------------------------------------------
 In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
 -----------------------------------------------------------------------------

 The death benefit guarantee provision lasts for the following periods:


 o If you select death benefit Option A, and never change it to death benefit Option B, then the death benefit guarantee provision lasts until your policy matures.

 o If, at any time, you select death benefit Option B, then the death benefit guarantee provision lasts until the insured person reaches age 80, or, if longer, for the first 15 years of your policy. (If the death benefit first changes to Option B after this time period, the death benefit guarantee will terminate immediately.)


 See "About your life insurance benefit" below regarding your death benefit options.

 If your policy is issued with a yearly renewable term rider on the insured person, the length of time the death benefit guarantee lasts may be shorter. See "Other benefits you can add by rider" below.


 In some states, including New York and New Jersey, your policy will refer to a "no-lapse guarantee" instead of the death benefit guarantee. The no-lapse guarantee provision will work in the same manner as the death benefit guarantee provision, except that it will only last for the first three years of your policy. The guarantee and guarantee period applicable to your policy will appear on page 3 of your policy. Also, the policy will refer to the premium for such three-year guarantee as a "no-lapse guarantee premium" instead of a specified premium.

 If you want to be billed for your specified premium, you should select that option in your application for a policy. Your planned periodic premium will then be your specified premium.

 DEATH BENEFIT GUARANTEE TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative specified premiums due to date. So long as at least this amount has been paid (and you have no policy loan outstanding), your policy will not lapse.


 When we calculate the cumulative amount of specified premiums due, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is purely for purposes of determining whether you have satisfied the death benefit guarantee test. It does not bear any relation to the returns

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POLICY FEATURES AND BENEFITS


 you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain the death benefit guarantee will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

 The amount of the specified premium set forth in your policy is actuarially determined at policy issuance and depends on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the specified premiums to increase each year. The specified premiums may also change if you make policy changes that increase or decrease the face amount of the policy or a rider, add or eliminate a rider, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your specified premium. Any change will be prospective only, and no change will extend the death benefit guarantee period beyond its original number of years.

 INVESTMENT OPTIONS WITHIN YOUR POLICY


 We will initially put all amounts which you have allocated to variable investment options into our Alliance Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

 -----------------------------------------------------------------------------
 You can choose among variable investment options
 -----------------------------------------------------------------------------


 VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. The advisors who make the investment decisions for each Portfolio are as follows:

 o  Alliance Capital Management L.P. (for each "Alliance" or
    "EQ/Alliance" option; also, jointly advises EQ/Aggressive Stock and EQ/Balanced)

 o Capital Guardian Trust Company (for the "Capital Guardian" options; also, jointly advises EQ/Balanced)


 o  Evergreen Asset Management Corp. (for the "EQ/Evergreen" options)


 o  Jennison Associates LLC (jointly advises EQ/Balanced)

 o Massachusetts Financial Services Company (for the "MFS" options; also, jointly advises EQ/Aggressive Stock)

 o  Mercury Asset Management US (for both "Mercury" options)


 o  Morgan Stanley Asset Management Inc. (for the "Morgan Stanley" option)


 o  Prudential Investments Fund Management LLC (jointly advises EQ/Balanced)


 o  Putnam Investment Management, Inc. (for both "EQ/Putnam" options)

 o T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. (for both "T. Rowe Price" options)

 o  Warburg Pincus Asset Management, Inc. (for the "Warburg Pincus" option)


 Each Portfolio is a part of EQ Advisors Trust. Equitable Life serves as investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the above-listed advisors with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors

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POLICY FEATURES AND BENEFITS


 Trust.) You will find other important information about each Portfolio in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.

 GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. For each year of your policy, we declare a fixed rate of interest (4% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to this as the "Guaranteed Interest Account".)

 -----------------------------------------------------------------------------
 We will pay at least 4% annual interest on our guaranteed interest option.
 -----------------------------------------------------------------------------

 ABOUT YOUR LIFE INSURANCE BENEFIT

 YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Plus policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the policy. $50,000 is the smallest amount of coverage you can request.

 -----------------------------------------------------------------------------
 If the insured person dies, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
 -----------------------------------------------------------------------------

 YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is

 o Option A - THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                    - or -

 o Option B - THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.


 Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" below.)


 Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

 ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

 -----------------------------------------------------------------------------
 If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.
 -----------------------------------------------------------------------------


------------------------------------------------------------------------
  AGE*    40        45        50        55        60        65
          OR UNDER
  %       250%      215%      185%      150%      130%      120%

          70        75-95     100
  %       115%      105%      100%
------------------------------------------------------------------------

 * For the then-current policy year.


 This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our

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 17
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POLICY FEATURES AND BENEFITS



 risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.


 OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.


 We will reduce the death benefit proceeds by the amount of any remaining policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefit rider. We reduce it by the amount of the living benefit payment plus accrued interest. See "Your option to receive a living benefit" below.

 -----------------------------------------------------------------------------
 You can request a change in your death benefit option any time after the second year of the policy.
 -----------------------------------------------------------------------------

 CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Also, we may require you to provide us with satisfactory evidence that the insured person remains insurable at the time of this change. This change may shorten the length of time your death benefit guarantee remains in effect. See "Death benefit guarantee and specified premiums" above.


 If you change from Option B to A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

 If the alternative death benefit discussed above is in effect at the time of a change, we will determine the new face amount somewhat differently from the general procedures described above.



 We will not deduct or establish any additional amount of surrender charge, sales charge or monthly administrative charge as a result of a change in death benefit option. Please refer to "Tax information" below, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an increase or decrease in face amount.


 YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE


 You may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.


 We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We also will not approve an increase if the insured person has reached age 81. The following additional conditions also apply:

 FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of sales and surrender charges and specified premium under your policy for the face amount increase; these amounts are generally the same as they would be if we were issuing the same amount of additional coverage as a new policy, except as discussed below under "Effect of face amount changes on certain subsequent charges."

 In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

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POLICY FEATURES AND BENEFITS



 The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate Incentive Life Plus policy with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

 FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. The amounts of your specified premiums, the monthly deductions for the cost of insurance coverage and any death benefit guarantee charge will generally decrease from the time you reduce the face amount. See also "Effect of face amount changes on certain subsequent charges" below.


 If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charges from your policy. Assuming you have not previously changed the face amount, the amount of surrender charges we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charges that still remains applicable to your policy. We deduct the charges from the same investment options as if they were a part of a regular monthly deduction under your policy.

 In some cases, we may have to make a distribution to you from your policy at the time of the decrease in order to decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future, on account of a prior decrease in face amount.

 EFFECT OF FACE AMOUNT CHANGES ON CERTAIN SUBSEQUENT CHARGES


 The policy's sales charge and premium surrender charge are calculated as a percentage of certain premiums you pay. As set forth under "Charges and expenses you will pay" above, the percentage rate that applies to a particular premium payment depends on the face amount of the policy. For this purpose we use the highest face amount that your policy has had at any time prior to the date the premium is received.


 Therefore, if you request an increase in your policy's face amount that is sufficiently large, it can (1) cause any sales charge for subsequent premiums to be smaller than it would otherwise be and (2) cause any premium surrender charge on such subsequent premiums to be larger. Any such changes would apply to all subsequent premiums and not merely those that, for other purposes, we attribute to the increase.

 The amount of the monthly administrative charge under the policy also depends on the policy's face amount. See "Charges and expenses you will pay." A face amount increase that you request after the first two policy years may, if sufficiently large, result in a decrease in the monthly administrative charge; and a face amount decrease that you request or that is caused by a partial withdrawal could result in an increase in that charge.

 We will not, however, adjust the monthly administrative charge, sales charge or premium surrender charge solely as a result of a face amount change that occurs automatically as a result of a change of death benefit option that you request.


 Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. See "Monthly cost of insurance charge" below. For this purpose, however, we will take account of all face amount increases and decreases, whatever their cause. Therefore, any face amount increase may, if sufficiently large, cause your cost of insurance rates to go down and, similarly, a decrease in face amount may cause your cost of insurance rates to go up.

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POLICY FEATURES AND BENEFITS


 OTHER BENEFITS YOU CAN ADD BY RIDER

 You may be eligible for the following other optional benefits we currently make available by rider:

 o   disability waiver benefits

 o   term insurance on an additional insured person

 o   accidental death benefit

 o   children's term insurance

 o   option to purchase additional insurance

 o   yearly renewable and other term insurance on the insured person

 o   first-to-die term insurance

 o   designated insured option rider

 Equitable Life or your financial professional can provide you with more information about these riders. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

 The designated insured option rider permits you, upon the death of the insured person, to purchase insurance on the life of a "designated insured person" without evidence of insurability.

 The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.


 Term insurance riders on the insured person allow you to purchase additional coverage. Choosing coverage under a term insurance rider on the insured person in lieu of coverage under this Incentive Life Plus policy will reduce your total charges and increase your account value on a current charge basis. The more term coverage you elect, the greater will be the amount of the reduction in charges and increase in account value, on a current charge basis. Also, term coverage does not have surrender charges. However, if the alternative death benefit becomes applicable under the Incentive Life Plus policy (see "Alternative higher death benefit in limited cases" above) or if term insurance charges increase, the combination coverage may ultimately become more costly and have lower account values than under the policy alone. Generally, the greater proportion of term coverage you elect, the greater the likelihood that the alternative death benefit will apply. There also may be age restrictions on renewals of term riders. Also, the living benefit rider discussed below does not apply to any term insurance coverage. The amount of the specified premium will be affected by the term rider coverage. Your financial professional can provide further information and policy illustrations showing how the term riders can affect your policy values under different assumptions.

 If your policy is issued with a yearly renewable term rider on the insured person ("YRT rider") in any state other than Massachusetts, the duration of the death benefit guarantee may be shorter than the period shown above under "Death benefit guarantee and specified premiums." The following table sets forth the length of time the death benefit guarantee will last if you have your policy issued with a YRT rider. The death benefit guarantee period depends on the proportion that the face amount of the YRT rider bears to the total combined (YRT rider plus base policy) face amount, as determined at policy issuance. Changes in face amount or deleting or changing the YRT rider will not affect this period.

-------------------------------------------------------------------------
                                                       DEATH BENEFIT
     % OF YRT FACE          GUARANTEE PERIOD IF     GUARANTEE PERIOD IF
    AMOUNT TO TOTAL        ALWAYS DEATH BENEFIT     EVER DEATH BENEFIT
  COMBINED FACE AMOUNT           OPTION A                OPTION B
-------------------------------------------------------------------------
 Less than 25%            To age 75 (1) (or 30     To age 75 (or 15
                          policy years, if         policy years, if
                          longer(2))               longer)
-------------------------------------------------------------------------
 25% to less than 50%     To age 65 (or 20         To age 65 (or 15
                          policy years, if         policy years, if
                          longer)                  longer)
-------------------------------------------------------------------------
 50% to less than 75%     To age 55 (or 10         To age 55 (or 10
                          policy years, if         policy years, if
                          longer)                  longer)
-------------------------------------------------------------------------
 75% and greater          3 policy years           3 policy years
-------------------------------------------------------------------------

---------------------
   (1) In this table, ages refer to the age of the insured person.

   (2) In no event will the guarantee period extend beyond the policy's maturity.

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POLICY FEATURES AND BENEFITS


 The first-to-die rider is yearly renewable term insurance that insures two lives and pays a death benefit upon the first death.


 See also "Tax information" below for certain possible tax consequences of adding or deleting riders.


 YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

 BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

 PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.


 -----------------------------------------------------------------------------
 You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
 -----------------------------------------------------------------------------


 If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

 If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," below. Your financial professional will take reasonable steps to arrange for prompt delivery to the beneficiary.


 PAYMENT OPTIONS FOR SURRENDER, WITHDRAWAL AND MATURITY PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy, or upon policy maturity, under one of the above referenced payment options, rather than as a single sum.

 YOUR RIGHT TO CANCEL WITHIN A CERTAIN
 NUMBER OF DAYS

 If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

 To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


 VARIATIONS AMONG INCENTIVE LIFE PLUS POLICIES

 Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

 Equitable Life also may vary the charges and other terms of Incentive Life Plus where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life

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POLICY FEATURES AND BENEFITS


 Plus. We will make such variations only in accordance with uniform rules that we establish.

 Equitable Life or your financial professional can advise you about any variations that may apply to your policy.



 OTHER EQUITABLE LIFE POLICIES

 We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.

2
DETERMINING YOUR POLICY'S VALUE

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DETERMINING YOUR POLICY'S VALUE


 YOUR ACCOUNT VALUE


 As set forth above, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

 Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" below. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account".) These amounts are subject to certain charges discussed in "Charges and expenses you will pay."


 -----------------------------------------------------------------------------
 Your account value will be credited with the same returns as are achieved by the Portfolios (or guaranteed interest option) that you select, but will also be reduced by the amount of charges we deduct under the policy.
 -----------------------------------------------------------------------------


 YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. The invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."


 The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.


 The value of your units will increase or decrease each day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" above). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

 YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit (these amounts may be referred to in your policy as "liened policy amounts"). See "Your option to receive a living benefit" below. We credit all of such amounts with interest at rates we declare. We guarantee that these rates will not be less than a 4% effective annual rate. The mortality and expense risk charge mentioned above does not apply to our guaranteed interest option.


 Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described above for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

3
TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

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TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS


 TRANSFERS YOU CAN MAKE


--------------------------------------------------------------------------------
 You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------


 After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).


 -------------------------------------------------------------------------------
 Transfers out of our guaranteed interest option are more limited.
 -------------------------------------------------------------------------------

 RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum transfer from our guaranteed interest option is the greater of (a) 25% of your then current balance in that option,
 (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

 We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.



 TELEPHONE AND EQACCESS TRANSFERS

 TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:


 o if you are both the policy's insured person and its owner, by calling 1-888-855-5100 (toll free) from a touch tone phone; or


 o if you are not both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

 For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

 EQACCESS TRANSFERS. By the end of 2000, we anticipate that you will be able to make transfers over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transfers apply to EQAccess transfers.

 MARKET TIMING. We reserve the right to limit your access to telephone or EQAccess transfers if we determine that you are engaged in a market timing strategy. See "Transfers of your account value - Market timing" later in this prospectus.



 OUR DOLLAR COST AVERAGING SERVICE


 We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term.

 -----------------------------------------------------------------------------
 Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
 -----------------------------------------------------------------------------

 Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or

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TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS



 at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers but each transfer to each option must be at least $50. Note:
 Transfers made using our dollar cost averaging service do not count toward the twelve free transfers you may otherwise make each year.

 This service terminates when the Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.



 OUR ASSET REBALANCING SERVICE


 You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

 You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).


 You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

4
ACCESSING YOUR MONEY

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ACCESSING YOUR MONEY


 BORROWING FROM YOUR POLICY


 You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefit payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below. Each new loan you request must be at least $500.


 -----------------------------------------------------------------------------
 You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income tax. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
 -----------------------------------------------------------------------------


 When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:


 o  you cannot make transfers or withdrawals of the collateral;

 o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;


 o we do not count the collateral when we compute any reduction in cost of insurance charges (described under "Monthly cost of insurance charge" below); and


 o  the collateral is not available to pay policy charges.


 When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.


 LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
 (a) 5% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

 Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

 INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, 1/4% less than the loan interest rate. The rate differentials are not guaranteed. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already outstanding (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 4% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because Incentive Life Plus was first offered only in 1995, no such reduction in the interest rate differential has yet been attained under any outstanding policy.


 We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully

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ACCESSING YOUR MONEY



 repaid) we contribute that interest to your policy's investment options in the same proportions as if it were a premium payment.

 EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan will also prevent your policy's death benefit guarantee from keeping the policy in force. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination, surrender or maturity. See "Tax information" below for a discussion of the tax consequences of policy loans.


 PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

 When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


 MAKING WITHDRAWALS FROM YOUR POLICY

 You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

 -----------------------------------------------------------------------------
 You can withdraw all or part of your policy's net cash surrender value, although you may incur charges and tax consequences by doing so.
 -----------------------------------------------------------------------------

 EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes. If death benefit Option B is in effect, a partial withdrawal also reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

 The result is different, however, during any time when the alternative death benefit (discussed above) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. Please also remember that a partial withdrawal reduces the amount of your premium payments that count toward maintaining the policy's death benefit guarantee. Regardless of whether it reduces the face amount, a partial withdrawal you request does not result in any change in, or deduction of, any sales or surrender charges.

 You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.



 SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

 You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account

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ACCESSING YOUR MONEY



 value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charges that then remain applicable. The surrender charges are described in "Charges and expenses you will pay" above.

 Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.



 WHEN THE INSURED PERSON REACHES AGE 100 ("MATURITY")


 If the insured person is still living on the policy anniversary closest to his or her 100th birthday, we will pay you the policy's account value on that date, reduced by any outstanding loans, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. See "Tax information" below for the tax consequences of maturity.



 YOUR OPTION TO RECEIVE A LIVING BENEFIT

 Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefit rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

 If you tell us that you do not wish to have the living benefit rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

 If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the insured person dies.


 When we pay a living benefit we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest you earn thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. We will deduct these restricted amounts from any subsequent surrender or maturity proceeds that we pay. (In your policy, we refer to this as a "lien" we establish against your policy.)


 The receipt of a living benefit payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefit payment may affect your eligibility for certain government benefits or entitlements.

 -----------------------------------------------------------------------------
 You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
 -----------------------------------------------------------------------------

5
TAX INFORMATION

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TAX INFORMATION


 This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


 BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

 An Incentive Life Plus policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
 Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that



 o the death benefit received by the beneficiary under your policy will generally not be subject to federal income tax; and

 o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

 There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" below.



 TAX TREATMENT OF DISTRIBUTIONS TO YOU

 The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

 TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

 Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount, or certain other changes.

 If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

 A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

 In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order

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TAX INFORMATION



 for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includable as income. See "Changes we can make" below.


 TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

 If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

 On the maturity date or upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

 TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

 For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

 A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

 IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date and upon a full surrender, any excess of the proceeds we pay (including any amounts we use to

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TAX INFORMATION


 discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

 Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

 RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


 TAX TREATMENT OF LIVING BENEFIT PROCEEDS

 Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefit rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.


 EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

 Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

 The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

 The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material increase in face amount that you request, or other material change in a policy, will be treated as the issuance of a new policy.

 In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


 Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.



 REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

 Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences

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 would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


 ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

 If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


 In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $675,000 (a figure that is scheduled to rise at periodic intervals to $1 million by the year 2006). For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $10,000 or less per year for each recipient.


 As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million.

 The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.


 PENSION AND PROFIT-SHARING PLANS

 There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


 OTHER EMPLOYEE BENEFIT PROGRAMS


 Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.



 ERISA

 Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


 OUR TAXES

 The operations of our Separate Account FP are reported in our federal income tax return. The separate account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes

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 incurred; for example, a charge to the separate account for income taxes incurred by us that are allocable to the policies.

 We may have to pay state, local or other taxes (in addition to applicable taxes based on premiums). At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to our separate account or allocable to the policies.


 WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

 Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


 POSSIBILITY OF FUTURE TAX CHANGES


 The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change of interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

 The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such Portfolio shares would be included in your gross income for federal income tax purposes. Under current law, however, we believe that Equitable Life, and not the owner of a policy, would be considered the owner of the Portfolio shares.

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 This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


 WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

 CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

 We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only (1) as a direct payment from a qualified retirement plan or (2) if it is made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

 REQUIREMENTS FOR SURRENDER REQUESTS

 Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

 Finally, in order for your surrender request to be complete, you must return your policy to us.


 WAYS WE PAY POLICY PROCEEDS

 The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

 We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


 ASSIGNING YOUR POLICY

 You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

 Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. You should consult your tax advisor prior to making a transfer or other assignment.


 DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

 We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

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 DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

 BUSINESS DAYS. Every day that the New York Stock Exchange is open for regular trading is a business day for us. Each business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

 PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

 o premium payments received after the policy's investment start date (discussed below)

 o  loan repayments and interest payments

 REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

 o  withdrawals

 o  tax withholding elections

 o  face amount decreases that result from a withdrawal

 o changes of allocation percentages for premium payments or monthly deductions

 o  surrenders

 o  changes of beneficiary

 o transfers from a variable investment option to the guaranteed interest option

 o  changes in form of death benefit payment

 o  loans

 o  transfers among variable investment options

 o  assignments

 The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

 o  changes in face amount

 o  changes of insured person

 o  changes in death benefit option

 o  restoration of lapsed policies


 DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

 ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

 DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" below. We may also delay such transactions for any other legally permitted purpose.


 PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we

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 process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

 EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


 POLICY ISSUANCE

 REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


 o If you submit the full initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


 o If we do not receive your full initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

 Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

 We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

 INVESTMENT START DATE. This is the date your investment first begins to earn a return for you in our Alliance Money Market option (prior to the Allocation
 Date). Generally, this is the register date, or, if later, the date we receive your full initial premium at our Administrative Office.


 COMMENCEMENT OF INSURANCE COVERAGE. You must give the full initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and
 (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.


 NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

 AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


 GENDER-NEUTRAL POLICIES

 Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Plus in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that,

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 under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

 There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Plus policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Plus policy.

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 YOUR VOTING PRIVILEGES

 VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trust). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

 Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

 VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Plus and other policies that Separate Account FP supports.


 ABOUT OUR SEPARATE ACCOUNT FP

 Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

 Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

 Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.


 Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Plus invests solely in either class IA or IB shares issued by the corresponding Portfolio. For each "Alliance" Portfolio (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), these are class IA shares; and for all other Portfolios these are class IB shares. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.


 The EQ Advisors Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of this. However, the Board of Trustees of EQ Advisors Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's

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 response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trust's Portfolios is so large as to materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.


 ABOUT OUR GENERAL ACCOUNT

 Our general account assets support all of our obligations, (including those under the Incentive Life Plus policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

 Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

 We declare the rate of interest for each year of your policy at the beginning of that year, but it will not be less than 4%. We credit and compound the interest daily at an effective annual rate that equals the declared rate for the year. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.


 YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

 After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

 Upon making this change, the monthly insurance charges we deduct and prospective specified premiums will be based on the new insured person's insurance risk characteristics. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.


 Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" above. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.



 TRANSFERS OF YOUR ACCOUNT VALUE

 TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.


 Similarly, the dollar cost averaging service will terminate immediately if:
 (1) your amount in the Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

 MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market

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 timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.


 TELEPHONE AND EQACCESS REQUESTS

 If you are a properly authorized person, you may make transfers by telephone or over the Internet, as described above under "Telephone and EQAccess transfers."


 Also, if you are both the owner and the insured person under your policy, you may call 1-888-855-5100 (toll free) from a touch tone phone to make the following additional types of requests:

 o  policy loans

 o  changes of address



 o changes of premium allocation percentages (anticipated to be available through EQAccess by the end of 2000)

 For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

 If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

 If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

 We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" above).

 Any telephone or Internet transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


 DEDUCTING POLICY CHARGES


 CHARGE FOR TAXES. This charge is designed to approximate certain taxes imposed upon us, such as premium taxes in your state. This charge may be increased or decreased to

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 reflect any changes in our taxes. In addition, if an insured person changes his or her residence, you should notify us to change our records so that the charge will reflect the new jurisdiction. Any change will take effect on the next policy anniversary, if received at least 60 days prior to the policy anniversary. You cannot deduct our charge to you as state or local taxes on your federal income tax return.

 SALES CHARGE. Currently, we deduct the sales charge from each premium payment you make, until the cumulative premiums you have paid equal ten times the "sales load target premium." The sales load target premium is actuarially determined for each policy, based on that policy's particular characteristics, and is generally less than or equal to 75% of the annual premium you would have to pay for a comparable whole life policy, calculated at 4% interest and guaranteed maximum cost of insurance and expense charges. The sales load target premium is different from the "target premium" used to determine the premium surrender charge. We reserve the right, however, to deduct the sales charge from every premium payment.

 MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date (not including any term rider coverage on the insured person) and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

 As a general rule, the cost of insurance rate increases each year that you own your policy. This happens automatically because of the insured person's increasing age. However, for policies that have been outstanding for more than nine years, we reduce the current monthly insurance charge (or, for New York policies, the mortality and expense risk charge). The dollar amount by which we reduce each month's charge is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage reduction begins at an annual rate of .05% for the policy's tenth year and increases gradually in each subsequent year, until it is equal to an annual rate of .65% in the 25th and all subsequent years. These charge reductions are not guaranteed, however. Because Incentive Life Plus was first offered only in 1995, no such reduction has yet been attained under any outstanding policy.

 Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates (including by reducing or eliminating the current monthly charge reduction that otherwise would begin in the tenth year) up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Plus policies are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables.

 Our cost of insurance rates will generally be lower (except in Montana and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies.

 In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

 We offer lower rates for non-tobacco users only if they are at least age 20. You may ask us to review a younger insured person's tobacco habits following the policy anniversary on which such person is age 20.

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 Our current cost of insurance rates are generally highest if your policy's face amount at the time of the charge is less than $100,000 and lowest if your face amount is $200,000 or more.


 DEATH BENEFIT GUARANTEE CHARGE. We deduct this charge even if you do not currently pay enough premiums to satisfy the death benefit guarantee test. See "Death benefit guarantee test" above. We will not deduct this charge in states where the death benefit guarantee is not available.


 DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

 SURRENDER CHARGES. If you surrender your policy during its first 15 years, we deduct from your account value a "premium surrender charge." Additionally, if you surrender your policy during its first eight years, we deduct an "administrative surrender charge." In this prospectus, we use the term "surrender charges" to refer to both types of charges.

 PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

 The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The premium surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the sales charge is designed primarily to defray sales expenses we incur that are based on premium payments.


 SUICIDE AND CERTAIN MISSTATEMENTS

 If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


 WHEN WE PAY POLICY PROCEEDS


 GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items. We pay maturity proceeds within seven days after the maturity date.

 CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.


 DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

 DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted;

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 (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

 DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

 CHANGES WE CAN MAKE

 In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:


 o combine two or more variable investment options or withdraw assets relating to Incentive Life Plus from one investment option and put them into another;


 o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;


 o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;


 o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;


 o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisors or in investment policy unless a law or regulation provides differently.


 If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, EQ Advisors Trust. If you then wish to transfer the amount you have in that option to another investment option, you may do so.


 We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. We also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.


 REPORTS WE WILL SEND YOU


 Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.



 LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect upon

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 the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


 ILLUSTRATIONS OF POLICY BENEFITS


 In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured person under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.



 SEC REGISTRATION STATEMENT

 We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life Plus policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).


 HOW WE MARKET THE POLICIES


 We offer variable life insurance policies (including Incentive Life Plus) and variable annuity contracts through AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life. The Investment Company Act of 1940, therefore, classifies AXA Advisors as the "principal underwriter" of those policies and contracts. AXA Advisors also serves as a principal underwriter of EQ Advisors Trust and, prior to September 1999, AXA Advisors' predecessor was the manager of EQ Advisors Trust. AXA Advisors' address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. In 1998 and 1999, AXA Advisors was paid a fee of $325,380, annually, for its services as principal underwriter of our policies.


 We sell Incentive Life Plus through financial professionals who are licensed insurance agents and are also registered representatives of AXA Advisors. The financial professional who sells you this policy receives sales commissions from Equitable Life. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agents will receive maximum commissions of: 50% of the premiums you pay in your policy's first year up to a certain amount, plus 6% of the premiums you pay in the second through the tenth years up to a certain amount, plus 3% of all other premiums you pay in any year. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agent may be required to return to us any commissions on premiums that we have refunded to a policyowner. Use of a term rider on the insured person instead of an equal amount of coverage under the base policy generally reduces commissions.

 We also sell the policies through financial professionals who are licensed independent insurance brokers and are also registered representatives either of AXA Advisors or of another SEC registered broker-dealer. The commissions for independent brokers will be no more than those for agents. The commissions will be paid through the registered broker-dealer and may be subject to our above-noted return policy if premiums are refunded.


 INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

 We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that

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 we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

 DIRECTORS AND PRINCIPAL OFFICERS

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 Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.



DIRECTORS

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
FRANCOISE COLLOC'H
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since July 1992). Member of the AXA Management Board
23 Avenue Matignon                     and Group Executive President, Human Resources, Communication and Synergies of
75008 Paris, France                    AXA (since January 2000). Prior thereto, Senior Executive Vice President, AXA
                                       (1993-2000). Director or officer of various subsidiaries and affiliates of the AXA
                                       Group.
----------------------------------------------------------------------------------------------------------------------------
HENRI DE CASTRIES
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
23 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Vice
75008 Paris, France                    Chairman of AXA's Management Board (since January 2000). Prior thereto, Senior
                                       Executive Vice President, Financial Services and Life Insurance Activities in the United
                                       States, Germany, the United Kingdom and Benelux (1996 to 2000); Executive Vice
                                       President, Financial Services and Life Insurance Activities (1993 to 1996) of AXA.
                                       Director or officer of various subsidiaries and affiliates of the AXA Group. Director of
                                       DLJ and Alliance Capital Management Corporation, the general partner of Alliance
                                       Holding and Alliance.
----------------------------------------------------------------------------------------------------------------------------
JOSEPH L. DIONNE
----------------------------------------------------------------------------------------------------------------------------
The McGraw-Hill Companies              Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
1221 Avenue of the Americas            Companies (since January 2000); prior thereto, Chairman (April 1988 to January
New York, NY 10020                     2000) and Chief Executive Officer (April 1983 to April 1998). Director of The
                                       McGraw-Hill Companies, Harris Corporation and Ryder System, Inc. Director of AXA
                                       Financial, Inc. (since May, 1992).
----------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
----------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
23, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since
75008 Paris, France                    January, 2000). Director, Alliance (since February 1996) and Donaldson Lufkin &
                                       Jenrette ("DLJ") (since February 1997).
----------------------------------------------------------------------------------------------------------------------------
JEAN-RENE FOURTOU
----------------------------------------------------------------------------------------------------------------------------
Rhone-Poulenc S.A.                     Director of Equitable Life (since July 1992). Vice Chairman of the Management Board
25, Quai Paul Doumer                   of Aventis (since December 1999). Prior thereto, Chairman and Chief Executive
92408 Courbevoie Cedex                 Officer of Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory
France                                 Board of AXA. Director of Schneider S.A., Paribas, and Groupe Pernod-Ricard.
                                       Member of the Consulting Council of Banque de France. Director, AXA Financial
                                       (since July, 1992).

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DIRECTORS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
----------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana           Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                     Louisiana; Director, First National Bank of Commerce, New Orleans, LA, Piccadilly
New Orleans, LA 70125                    Cafeterias, Inc., and Entergy Corporation.
----------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
----------------------------------------------------------------------------------------------------------------------------
LeBouef, Lamb, Greene & MacRae, L.L.P.   Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene &
125 West 55th Street                     MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm (1965 to 1999).
New York, NY 10019-4513                  Director of AXA Financial (since May 1992).
----------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
----------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                      Director of Equitable Life (since August 1987). Currently a Director and retired
Melbourne, FL 32919                      Chairman and Chief Executive Officer of Harris Corporation (retired July 1995);
                                         previously held other officerships with Harris Corporation. Director of AXA Financial
                                         (since May 1992); Director of the McGraw Hill Companies.
----------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
----------------------------------------------------------------------------------------------------------------------------
SBC Warburg Dillon Read LLC              Director of Equitable Life (since July 1992); Director of AXA Financial (since July
535 Madison Avenue                       1992); Director, Senior Advisor of Warburg Dillon Read LLC (since 1999); Prior
New York, NY 10022                       thereto, Managing Director and member of its Board of Directors (1975-1999);
                                         Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998); Director, Pall
                                         Corporation (since November 1998).
----------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
----------------------------------------------------------------------------------------------------------------------------
BESTFOODS                                Director of Equitable Life (since December 1996). Corporate Vice President, Core
International Plaza                      Business Development of Bestfoods (since June 1999). Prior thereto, President,
700 Sylvan Avenue                        Bestfoods Grocery and Vice President, Bestfoods (formerly CPC International, Inc.)
Englewood Cliffs, NJ 07632-9976          (1997 to 1999). President, Bestfoods Specialty Markets Group (1993 to 1997);
                                         Director, Hunt Corporation and PACTIV Corporation. Director, AXA Financial (since
                                         December 1996).
----------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
----------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                       Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since
121 King Street West                     1979); and officer or director of several affiliated companies. Director, DLJ (since
Suite 2525                               October 1992), AXA Insurance (Canada), Anglo Canada General Insurance Company,
Toronto, Ontario M5H 3T9                 and AXA Pacific Insurance Company, and Alternate Director, AXA Asia Pacific
Canada                                   Holdings Limited. Chairman (non-executive) and Director, FCA International Ltd.
                                         (January 1994 to May 1998). Director of AXA Financial, Inc. (since July 1992).
----------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
----------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                  Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                        Director, Eramet.
New York, NY 10019
----------------------------------------------------------------------------------------------------------------------------

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DIRECTORS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
64, rue de Miromesnel                  Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February
75008 Paris, France                    1999) (now Honorary Chairman) Schneider Electric. Member of the Supervisory Board
                                       of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc, S.A.), Sema Group PLC
                                       (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of
                                       Booz-Allen & Hamilton. Director of AXA Financial, Inc. (since February 1996).
----------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
----------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and
                                       Coulter Pharmaceutical (since May 1987).
----------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
----------------------------------------------------------------------------------------------------------------------------
St. John's University                  Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
8000 Utopia Parkway                    Business Administration, St. John's University (since August 1998); Chief Financial
Jamaica, NY 11439                      Officer, Chase Manhattan Corp. (1985 to 1997).
----------------------------------------------------------------------------------------------------------------------------
DAVE H. WILLIAMS
----------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since March 1991). Chairman (since 1977) and former
Corporation                            Chief Executive Officer (1977 to January 1999), of Alliance, and Chairman or Director
1345 Avenue of the Americas            of numerous subsidiaries and affiliated companies of Alliance. Senior Executive Vice
New York, NY 10105                     President of AXA (since January 1997). Director of AXA Financial (since May 1992).
----------------------------------------------------------------------------------------------------------------------------

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OFFICERS - DIRECTORS

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
MICHAEL HEGARTY
----------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since January 1998). President (since January 1998) and
                                       Chief Operating Officer (since February 1998), Equitable Life. Senior Vice Chairman
                                       (since November 1999), Vice Chairman (since April 1998), Senior Executive Vice
                                       President (January 1998 to April 1998), and Director and Chief Operating Officer
                                       (both since January 1998), AXA Financial. Director, President and Chief Operating
                                       Officer, Equitable of Colorado (since December 1999); AXA Client Solutions &
                                       Equitable Distribution Holding Corp. (since September 1999). Vice Chairman (from
                                       1996 to 1997), Chase Manhattan Corporation. Vice Chairman (from 1995 to 1996)
                                       and Senior Executive Vice President (from 1991 to 1995), Chemical Bank. Director,
                                       ACMC, Inc. ("ACMC") (since March 1998). Trustee, EQ Advisors Trust. Director,
                                       Equitable Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ (both since May 1998).
----------------------------------------------------------------------------------------------------------------------------
EDWARD D. MILLER
----------------------------------------------------------------------------------------------------------------------------
                                       Director of Equitable Life (since August 1997). Chairman of the Board (since
                                       January 1998), Chief Executive Officer (since August 1997), President (August 1997 to January 1998), Equitable Life. Director, President and Chief Executive Officer, (all
                                       since August 1997), AXA Financial. Director, Chairman of the Board and Chief
                                       Executive Officer, Equitable of Colorado (since December 1999); AXA Client Solutions and Equitable Distribution Holding Corp. (since September 1999). Member of the
                                       Management Board of AXA (since January 2000); Senior Vice Chairman, Chase
                                       Manhattan Corporation (March 1996 to April 1997). President (January 1994 to
                                       March 1996) and Vice Chairman (December 1991 to January 1994), Chemical Bank.
                                       Director, Alliance (since August 1997), DLJ (since November 1997), ECMC (since
                                       March 1998), ACMC, Inc. (since March 1998), and AXA Canada (since September
                                       1998). Director, KeySpan Energy.
----------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
----------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                       Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November
                                       1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior
                                       Executive Vice President (February 1998 to November 1999), AXA Financial. Director,
                                       Vice Chairman and Chief Financial Officer (since December 1999) Equitable of
                                       Colorado; AXA Client Solutions, LLC and Equitable Distributions Holding Corp. (since
                                       September 1999). Vice President (until 1998), EQ ADVISORS TRUST. Director,
                                       Alliance (since July 1997), and DLJ (since June 1997). Prior thereto, Chairman,
                                       Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
----------------------------------------------------------------------------------------------------------------------------

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OTHER OFFICERS

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and Chief Information Officer (since
                                       November 1994), Equitable Life. Previously held other officerships with Equitable Life;
                                       Director, J.M.R. Realty Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
DERRY E. BISHOP
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Chief Agency Officer, (since
                                       December 1997), and Senior Vice President (January 1995 to September 1998),
                                       Equitable Life; Director and Executive Vice President, AXA Advisors LLC and Executive
                                       Vice President and Chief Agency Officer, AXA Client Solutions, LLC (all since
                                       September 1999). Prior thereto, Director (since 1995) and Executive Vice President
                                       (since 1994) EQF (now AXA Advisors).
----------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Director
                                       and Chairman, Frontier Trust Company ("Frontier"). Director, EQF (now AXA
                                       Advisors) (until September 1999). Executive Vice President and Director (since
                                       September 1999), AXA Advisors, Director (until May 1996), Equitable Distributors,
                                       Inc. ("EDI"). Director and Senior Vice President, AXA Network, LLC (formerly
                                       EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Client Solutions, LLC and Equitable Distributors (since
                                       September 1999); Equitable of Colorado (since December 1999). Treasurer, Frontier
                                       (since 1990) and AXA Network, LLC (since 1999). President and Chief Executive
                                       Officer (since September 1997), and prior thereto, Vice President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer,
                                       EQ ADVISORS TRUST (since March 1997). Director, Chairman, President and Chief
                                       Executive Officer, Equitable JV Holdings (since August 1997). Director (since
                                       July 1997), and Senior Vice President and Chief Financial Officer (since April 1998),
                                       ACMC and ECMC. Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
JOHN A. CAROSELLI
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Equitable Life; Senior Vice
                                       President, Equitable Life (February 1998 to September 1998); Senior Vice President,
                                       Chase Manhattan Corp. (1996 to 1998); Vice President, Chemical Bank (1991 to
                                       1996).
----------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September
                                       1996 to December 1998). Partner and Senior Actuarial Consultant, Coopers &
                                       Lybrand L.L.P. (January 1989 to August 1996).
----------------------------------------------------------------------------------------------------------------------------

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OTHER OFFICERS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Controller, Equitable Life and AXA Financial. Senior Vice
                                       President and Controller, The Equitable of Colorado, Inc. (since December 1999).
                                       Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Auditor, Equitable Life. Vice President and Auditor, AXA
                                       Financial.
----------------------------------------------------------------------------------------------------------------------------
ROBERT E. GARBER
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Legal Officer (since November 1999), Equitable
                                       Life; prior thereto, Executive Vice President and General Counsel. General Counsel of
                                       AXA Financial. Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and
                                       Associate General Counsel, Equitable Life. Previously held other officerships with
                                       Equitable Life.
----------------------------------------------------------------------------------------------------------------------------
MICHAEL S. MARTIN
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998) and Chief Marketing Officer (since
                                       December 1997), Equitable Life; prior thereto, Senior Vice President and Chief
                                       Marketing Officer. Chairman and Chief Executive Officer, AXA Advisors LLC (since
                                       September 1999). Vice President, EQ ADVISORS TRUST (until April 1998). Director,
                                       Equitable Underwriting and Sales Agency (Bahamas), Ltd. and AXA Network, LLC;
                                       President (since February 2000); Executive Vice President (since December 1998),
                                       Colorado; prior thereto, Director and Senior Vice President (since December 1998).
                                       Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
RICHARD J. MATTEIS
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President,
                                       Chase Manhattan Corporation (January 1983 to June 1997); Director, EQF (now AXA
                                       Advisors) (October 1998 to May 1999).
----------------------------------------------------------------------------------------------------------------------------

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OTHER OFFICERS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                       President (since May 1995) and Chief Investment Officer (since July 1995), AXA
                                       Financial. Chairman, President and Trustee (since March 1997), EQ ADVISORS TRUST.
                                       Executive Vice President and Chief Investment Officer, Equitable of Colorado (since
                                       December 1999), Executive Vice President, AXA Client Solutions (since
                                       September 1999). Director, Alliance, and Equitable Real Estate (until June 1997).
                                       Executive Vice President, EQF (now AXA Advisors) (November 1996 to September
                                       1999). Director, EREIM Managers Corp. (since July 1997), and EREIM LP Corp. (since
                                       October 1997).
----------------------------------------------------------------------------------------------------------------------------
BRIAN S. O'NEIL
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since June 1998). Executive Vice President,
                                       AXA Financial and AXA Client Solutions (since September 1999). Director of
                                       Investment, AXA Investment Management (January 1998 to June 1998); Chief
                                       Investment Officer, AXA Investment Management (July 1995 to January 1998).
                                       Trustee (since September 1999), EQ ADVISORS TRUST.
----------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life and AXA Client Solutions (since September
                                       1999). Director, Chairman and Chief Operating Officer, Casualty, (since
                                       September 1997). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Vice President, Secretary and Associate
                                       General Counsel, Equitable Life and AXA Financial, (since September 1995). Senior
                                       Vice President, Secretary and Associate General Counsel, AXA Financial and AXA
                                       Client Solutions (since November 1999). Senior Vice President and Secretary,
                                       Equitable of Colorado (since December 1999). Previously held other officerships with
                                       Equitable Life.
----------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1995) and General Counsel (since November
                                       1999) Equitable Life; prior thereto, Deputy General Counsel (1996-1999). Senior Vice
                                       President and Associate General Counsel, AXA Financial (since September 1996).
                                       Senior Vice President and General Counsel, AXA Client Solutions (since November
                                       1999). Vice President and General Counsel, Equitable of Colorado (since December
                                       1999). Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June
                                       1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
----------------------------------------------------------------------------------------------------------------------------

----------------
 52
--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS



OTHER OFFICERS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
JOSE S. SUQUET
----------------------------------------------------------------------------------------------------------------------------
                                       Senior Executive Vice President (since February 1998), Chief Distribution Officer (since
                                       December 1997) and Chief Agency Officer (August 1994 to December 1997),
                                       Equitable Life. Senior Executive Vice President and Chief Distribution Officer, AXA
                                       Client Solutions (since September 1999). Senior Executive Vice President, Equitable of
                                       Colorado (since December 1999). Executive Vice President (since May 1996), AXA
                                       Financial. Chairman (since December 1997), EDI. Prior thereto, Agency Manager.
----------------------------------------------------------------------------------------------------------------------------
GREGORY G. WILCOX
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 1998), Senior Vice President (May 1992 to
                                       September 1998), Equitable Life. Executive Vice President (since November 1999),
                                       AXA Financial; prior thereto, Senior Vice President.
----------------------------------------------------------------------------------------------------------------------------
R. LEE WILSON
----------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                       (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA Client
                                       Solutions (since September 1999). Prior thereto, Executive Vice President, Chase
                                       Manhattan Bank.
----------------------------------------------------------------------------------------------------------------------------

8
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE

----------------
 53
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE



The financial statements of Separate Account FP as of December 31, 1999 and for each of the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999............................................    FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997......................    FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997...........   FSA-15
   Notes to Financial Statements......................................................................   FSA-24


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998............................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997..................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997......    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997................    F-5
   Notes to Consolidated Financial Statements.........................................................    F-6

+ Formerly known as Equitable Variable Life Insurance Company Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth & Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, Alliance Global, Alliance International, Morgan Stanley Emerging Markets Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Merrill Lynch World Strategy ("EQ Advisors Trust Variable Investment Options"), 30 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                FIXED INCOME OPTIONS:                        EQUITY OPTIONS:
                                            ------------------------------------------------------    ----------------------------

                                              ALLIANCE
                                            INTERMEDIATE    ALLIANCE                   ALLIANCE          ALLIANCE
                                             GOVERNMENT      MONEY        ALLIANCE       HIGH             COMMON        ALLIANCE
                                             SECURITIES      MARKET     QUALITY BOND     YIELD            STOCK       EQUITY INDEX
                                            ------------  ------------  ------------ -------------    --------------  ------------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................   $78,746,672
              342,765,909.................                $344,082,723
              246,885,528.................                              $233,631,434
              177,773,173.................                                            $149,030,820
            3,081,451,600.................                                                            $3,783,859,850
              621,830,916.................                                                                            $850,584,523
              205,101,089.................
               46,147,852.................
                  182,262.................
                  494,512.................
               38,508,013.................
                  391,533.................
Receivable for Trust shares sold..........        58,836            --            --         5,046                --            --
Receivable for policy-related
    transactions..........................        68,831     4,909,455       434,709       798,616        15,840,922     2,266,891
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Assets..............................   $78,874,339  $348,992,178  $234,066,143  $149,834,482    $3,799,700,772  $852,851,414
                                             -----------  ------------  ------------  ------------    --------------  ------------

LIABILITIES
Payable for Trust shares purchased........   $        --  $  4,563,801  $    161,711  $         --    $   19,831,580  $  2,546,878
Payable for policy-related
    transactions..........................            --            --            --            --                --            --
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Liabilities.........................            --     4,563,801       161,711            --        19,831,580     2,546,878
                                             -----------  ------------  ------------  ------------    --------------  ------------

NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......   $   945,030  $     16,198  $  1,326,200  $      1,280    $       80,914  $    121,396

Net Assets Attributable
    to Contractowners.....................    77,929,309   344,412,179   232,578,232   149,833,202     3,779,788,278   850,183,140
                                             -----------  ------------  ------------  ------------    --------------  ------------
NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============

                                                                      EQUITY OPTIONS:
                                            --------------------------------------------------------------------

                                                              EQ/                CAPITAL     MERRILL     MFS
                                              ALLIANCE     ALLIANCE    CAPITAL   GUARDIAN     LYNCH     GROWTH
                                               GROWTH       PREMIER    GUARDIAN    U.S.    BASIC VALUE   WITH
                                             & INCOME       GROWTH     RESEARCH   EQUITY     EQUITY     INCOME
                                            -----------   -----------  --------  --------  -----------  -------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................
              342,765,909.................
              246,885,528.................
              177,773,173.................
            3,081,451,600.................
              621,830,916.................
              205,101,089.................  $232,271,328
               46,147,852.................                $51,216,559
                  182,262.................                             $193,355
                  494,512.................                                       $511,837
               38,508,013.................                                                 $39,778,636
                  391,533.................                                                              $412,169
Receivable for Trust shares sold..........       160,367           --        --        --           --        --
Receivable for policy-related
    transactions..........................            --      283,944    24,204        --       23,002     8,035
                                            ------------  -----------  --------  --------  -----------  --------
Total Assets..............................  $232,431,695  $51,500,503  $217,559  $511,837  $39,801,638  $420,204
                                            ------------  -----------  --------  --------  -----------  --------

LIABILITIES
Payable for Trust shares purchased........   $        --  $   283,146  $ 24,204   $    --  $    11,329  $  4,490
Payable for policy-related
    transactions..........................       112,046           --        --        --           --        --
                                            ------------  -----------  --------  --------  -----------  --------
Total Liabilities.........................       112,046      283,146    24,204        --       11,329     4,490
                                            ------------  -----------  --------  --------  -----------  --------

NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......  $    434,457  $     3,545  $    219  $    387  $    81,800  $  3,570

Net Assets Attributable
    to Contractowners.....................   231,885,192   51,213,812   193,136   511,450   39,708,509   412,144
                                            ------------  -----------  --------  --------  -----------  --------
NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                -----------------------------------------------------------------------------
                                                                                                                    MORGAN
                                                              EQ/PUTNAM     T. ROWE                                 STANLEY
                                                               GROWTH &      PRICE                                 EMERGING
                                                    MFS        INCOME       EQUITY      ALLIANCE      ALLIANCE      MARKETS
                                                  RESEARCH      VALUE       INCOME       GLOBAL     INTERNATIONAL    EQUITY
                                                -----------  -----------  -----------  ------------ ------------- -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................  $48,597,586
               23,253,533.....................               $21,780,737
               54,114,065.....................                            $53,161,413
              552,424,363.....................                                         $724,986,725
               51,584,951.....................                                                       $76,876,125
               29,914,338.....................                                                                    $40,958,925
               43,913,498.....................
              892,630,699.....................
               46,097,819.....................
                   27,230.....................
              160,950,031.....................
               38,188,722.....................
Receivable for Trust shares sold..............      252,705           --           --            --           --           --
Receivable for policy-related
    transactions..............................           --       82,740      194,627     1,126,946       92,708       82,278
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Assets..................................  $48,850,291  $21,863,477  $53,356,040  $726,113,671  $76,968,833  $41,041,203
                                                -----------  -----------  -----------  ------------  -----------  -----------

LIABILITIES
Payable for Trust shares purchased............  $        --  $    69,698  $   154,373  $  1,211,437  $    87,078  $   350,654
Payable for policy-related
    transactions..............................      212,939           --           --            --           --           --
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Liabilities.............................      212,939       69,698      154,373     1,211,437       87,078      350,654
                                                -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS...................................   $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $   142,291  $    69,602  $   126,030  $      3,388  $   964,072  $ 1,767,601

Net Assets Attributable
    to Policyowners...........................   48,495,061   21,724,177   53,075,637   724,898,846   75,917,683   38,922,948
                                                -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS....................................  $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                ----------------------------------------------------------------------------
                                                                                                                   WARBURG
                                                   T. ROWE                                              MFS         PINCUS
                                                    PRICE        ALLIANCE      ALLIANCE              EMERGING       SMALL
                                                INTERNATIONAL   AGGRESSIVE     SMALL CAP     EQ/      GROWTH       COMPANY
                                                    STOCK         STOCK         GROWTH    EVERGREEN  COMPANIES      VALUE
                                                ------------- --------------  ----------- --------- ------------ -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................
               23,253,533.....................
               54,114,065.....................
              552,424,363.....................
               51,584,951.....................
               29,914,338.....................
               43,913,498.....................   $53,258,879
              892,630,699.....................                $1,051,440,590
               46,097,819.....................                                $70,174,096
                   27,230.....................                                             $28,680
              160,950,031.....................                                                      $238,027,993
               38,188,722.....................                                                                    $35,893,840
Receivable for Trust shares sold..............            --       2,154,914   22,666,998       --            --       71,466
Receivable for policy-related
    transactions..............................        57,539              --           --       --     1,271,988           --
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Assets..................................   $53,316,418  $1,053,595,504  $92,841,094  $28,680  $239,299,981  $35,965,306
                                                 -----------  --------------  -----------  -------  ------------  -----------

LIABILITIES
Payable for Trust shares purchased............   $     2,392  $           --  $        --  $    --  $  1,116,940  $        --
Payable for policy-related
    transactions..............................            --       1,550,441   22,460,673       --            --       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Liabilities.............................         2,392       1,550,441   22,460,673       --     1,116,940       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------

NET ASSETS...................................    $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........   $   178,040  $        3,855  $   527,774  $    18  $    386,768  $   164,967

Net Assets Attributable
    to Policyowners...........................    53,135,986   1,052,041,208   69,852,647   28,662   237,796,273   35,783,246
                                                 -----------  --------------  -----------  -------  ------------  -----------
NET ASSETS....................................   $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999

                                                                             ASSET ALLOCATION OPTIONS:
                                                ------------------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                                  ALLIANCE        ALLIANCE         EQ/          EQ/         LYNCH
                                                  ALLIANCE      CONSERVATIVE       GROWTH       EVERGREEN     PUTNAM        WORLD
                                                  BALANCED       INVESTORS        INVESTORS     FOUNDATION    BALANCED     STRATEGY
                                                ------------    ------------    --------------  ----------   ----------   ----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $453,630,311.....................  $546,866,262
              194,380,806.....................                  $217,969,178
              928,527,892.....................                                  $1,216,541,911
                    2,749.....................                                                   $ 2,848
                8,911,255.....................                                                               $8,418,996
                4,518,718.....................                                                                            $5,372,189
Receivable for Trust shares sold..............            --          15,822                --        --             --           --
Receivable for policy-related
    transactions..............................            --         115,963           703,914        --         16,607        1,267
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Assets..................................  $546,866,262    $218,100,963    $1,217,245,825   $ 2,848     $8,435,603   $5,373,456
                                                ------------    ------------    --------------   -------     ----------   ----------

LIABILITIES
Payable for Trust shares purchased............  $     31,321    $         --    $      353,476   $    --     $    4,500   $    1,232
Payable for policy-related
    transactions..............................       123,383              --                --        --             --           --
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Liabilities.............................       154,704              --           353,476        --          4,500        1,232
                                                ------------    ------------    --------------   -------     ----------   ----------

NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $  1,088,939    $    521,116    $      924,554   $     2     $   70,099   $  494,770

Net Assets Attributable
    to Contractowners.........................   545,622,619     217,579,847     1,215,967,795     2,846      8,361,004    4,877,454
                                                ------------    ------------    --------------   -------     ----------   ----------
NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                                     FIXED INCOME OPTIONS:
                                           -------------------------------------------------------------------------
                                                     ALLIANCE INTERMEDIATE
                                                     GOVERNMENT SECURITIES             ALLIANCE MONEY MARKET
                                           ----------------------------------  ------------------------------------

                                              1999         1998       1997        1999         1998         1997
                                           -----------  ---------- ----------  -----------  -----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 4,049,521  $3,477,938 $2,914,613  $13,943,193  $10,719,684  $9,754,675
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     378,916     350,536    282,422    1,613,234    1,204,220   1,101,168
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INVESTMENT INCOME.....................   3,670,605   3,127,402  2,632,191   12,329,959    9,515,464   8,653,507
                                           -----------  ---------- ----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    (194,507)     60,260    (95,509)     517,935     (161,314)   (513,800)
        Realized gain distribution
         from the Trust...................          --          --         --       10,344        7,750      13,435
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED GAIN (LOSS)..................    (194,507)     60,260    (95,509)     528,279     (153,564)   (500,365)
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............   2,391,062     868,053   (141,479)   1,536,450      804,349      24,023
        End of period.....................  (1,392,487)  2,391,062    868,053    1,316,815    1,536,450     804,349
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (3,783,549)  1,523,009  1,009,532     (219,635)     732,101     780,326
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (3,978,056)  1,583,269    914,023      308,644      578,537     279,961
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $  (307,451) $4,710,671 $3,546,214  $12,638,603  $10,094,001  $8,933,468
                                           ===========  ========== ==========  ===========  ===========  ==========

                                                      FIXED INCOME OPTIONS:
                                           ----------------------------------------
                                                      ALLIANCE QUALITY BOND
                                           ---------------------------------------

                                              1999           1998         1997
                                           ------------   -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 12,542,857   $10,317,238  $ 8,869,740
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    1,329,147     1,106,136      845,069
                                           ------------   -----------  -----------
NET INVESTMENT INCOME.....................   11,213,710     9,211,102    8,024,671
                                           ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   (1,493,664)       34,937     (504,580)
        Realized gain distribution
         from the Trust...................      870,458     4,596,907           --
                                           ------------   -----------  -----------
NET REALIZED GAIN (LOSS)..................     (623,206)    4,631,844     (504,580)
                                           ------------   -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............    3,367,697     2,395,718   (1,961,822)
        End of period.....................  (13,254,094)    3,367,697    2,395,718
                                           ------------   -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (16,621,791)      971,979    4,357,540
                                           ------------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (17,244,997)    5,603,823    3,852,960
                                           ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,031,287)  $14,814,925  $11,877,631
                                           ============   ===========  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                               FIXED INCOME OPTIONS (CONCLUDED):                EQUITY OPTIONS:
                                           --------------------------------------- ----------------------------------------
                                                      ALLIANCE HIGH YIELD                    ALLIANCE COMMON STOCK
                                           --------------------------------------- ----------------------------------------
                                               1999          1998          1997        1999          1998          1997
                                           ------------  ------------  ----------- ------------  ------------  ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 17,378,455  $ 18,449,747  $12,918,934 $ 20,107,533  $ 15,939,680  $ 10,668,337
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      889,065     1,007,106      789,982   19,069,959    14,600,706    11,435,936
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INVESTMENT INCOME.....................   16,489,390    17,442,641   12,128,952    1,037,574     1,338,974      (767,599)
                                           ------------  ------------  ----------- ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................  (15,192,553)   (2,344,392)     936,554  221,690,581   169,109,310    53,841,049
        Realized gain distribution
         from the Trust...................      161,999     3,396,523    6,365,633  497,324,765   353,834,250   164,814,473
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED GAIN (LOSS)..................  (15,030,554)    1,052,131    7,302,187  719,015,346   522,943,560   218,655,522
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  (20,898,855)    8,622,836    5,664,824  689,309,204   567,231,009   294,432,897
           End of period..................  (28,742,353)  (20,898,854)   8,622,836  702,408,250   689,309,204   567,231,009
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   (7,843,498)  (29,521,690)   2,958,012   13,099,046   122,078,195   272,798,112
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (22,874,052)  (28,469,559)  10,260,199  732,114,392   645,021,755   491,453,634
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,384,662) $(11,026,918) $22,389,151 $733,151,966  $646,360,729  $490,686,035
                                           ============  ============  =========== ============  ============  ============

                                                       EQUITY OPTIONS:
                                           ---------------------------------------
                                                    ALLIANCE EQUITY INDEX
                                           ---------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $  7,575,355  $  3,958,217  $ 2,610,223
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,729,959     1,862,376      977,620
                                           ------------  ------------  -----------
NET INVESTMENT INCOME.....................    3,845,396     2,095,841    1,632,603
                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   21,008,249     5,460,381     (414,497)
        Realized gain distribution
         from the Trust...................    6,196,508       128,151      850,437
                                           ------------  ------------  -----------
NET REALIZED GAIN (LOSS)..................   27,204,757     5,588,532      435,940
                                           ------------  ------------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  136,665,316    63,055,426   21,448,224
           End of period..................  228,753,607   136,665,316   63,055,426
                                           ------------  ------------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   92,088,291    73,609,890   41,607,202
                                           ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  119,293,048    79,198,422   42,043,142
                                           ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $123,138,444  $ 81,294,263  $43,675,745
                                           ============  ============  ===========


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                  CAPITAL
                                                                                     EQ/ALLIANCE    CAPITAL       GUARDIAN
                                                                                     PREMIER        GUARDIAN         U.S.
                                                     ALLIANCE GROWTH & INCOME        GROWTH (C)    RESEARCH (d)   EQUITY (d)
                                           ---------------------------------------   -----------   ------------   ----------
                                               1999          1998          1997         1999          1999           1999
                                           -----------   -----------   -----------   -----------   ------------   ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $   530,384   $   415,436   $   636,335   $   30,540       $   280       $ 1,159
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................   1,048,745       668,795       358,997       63,730           209           378
                                           -----------   -----------   -----------   ----------       -------       -------
NET INVESTMENT INCOME.....................    (518,361)     (253,359)      277,338      (33,190)           71           781
                                           -----------   -----------   -----------   ----------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     730,688     7,289,936       530,421       83,605         2,810           451
        Realized gain distribution
         from the Trust...................  20,855,872    12,146,928     5,006,247      106,890            27         1,508
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED GAIN (LOSS)..................  21,586,560    19,436,864     5,536,668      190,495         2,837         1,959
                                           -----------   -----------   -----------   ----------       -------       -------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  16,240,511    13,021,603     5,074,338           --            --            --
           End of period..................  27,170,239    16,240,511    13,021,603    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
    Change in unrealized appreciation
     (depreciation) during the period.....  10,929,728     3,218,908     7,947,265    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  32,516,288    22,655,772    13,483,933    5,259,202        13,930        19,284
                                           -----------   -----------   -----------   ----------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $31,997,927   $22,402,413   $13,761,271   $5,226,012       $14,001       $20,065
                                           ===========   ===========   ===========   ==========       =======       =======

                                                     EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------------
                                                          MERRILL LYNCH
                                                     BASIC VALUE EQUITY (A)
                                           ------------------------------------------
                                              1999            1998             1997
                                           ----------       ---------        --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 468,257       $ 192,441        $ 35,810
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    153,456          66,427           9,349
                                           ----------       ---------        --------
NET INVESTMENT INCOME.....................    314,801         126,014          26,461
                                           ----------       ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    426,168         207,032           6,656
        Realized gain distribution
         from the Trust...................  1,963,197         667,083          33,738
                                           ----------       ---------        --------
NET REALIZED GAIN (LOSS)..................  2,389,365         874,115          40,394
                                           ----------       ---------        --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    (91,959)        135,003              --
           End of period..................  1,270,622         (91,959)        135,003
                                           ----------       ---------        --------
    Change in unrealized appreciation
     (depreciation) during the period.....  1,362,581        (226,962)        135,003
                                           ----------       ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  3,751,946         647,153         175,397
                                           ----------       ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $4,066,747       $ 773,167        $201,858
                                           ==========       =========        ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                             MFS
                                            GROWTH
                                             WITH                                                   EQ/PUTNAM
                                           INCOME (C)             MFS RESEARCH (A)             GROWTH & INCOME VALUE (A)
                                           ----------  ---------------------------------   ---------------------------------
                                              1999         1999        1998       1997         1999        1998       1997
                                           ----------  -----------  ----------  --------   -----------  ----------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 1,268    $    52,831  $   71,137  $ 20,442   $   278,910  $  143,999  $ 33,273
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      431        208,639      86,044    13,127       110,374      56,995     9,655
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INVESTMENT INCOME.....................      837       (155,808)    (14,907)    7,315       168,536      87,004    23,618
                                            -------    -----------  ----------  --------   -----------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     (227)       995,232     494,412     6,989       276,186     209,398     1,078
        Realized gain distribution
         from the Trust...................       --      1,086,222          --    81,156     1,499,307     130,047    27,226
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED GAIN (LOSS)..................     (227)     2,081,454     494,412    88,145     1,775,493     339,445    28,304
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............       --      3,313,063     249,382        --     1,160,602     269,561        --
           End of period..................   20,637     10,033,987   3,313,063   249,382    (1,472,796)  1,160,602   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Change in unrealized appreciation
     (depreciation) during the period.....   20,637      6,720,924   3,063,681   249,382    (2,633,398)    891,041   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   20,410      8,802,378   3,558,093   337,527      (857,905)  1,230,486   297,865
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $21,247    $ 8,646,570  $3,543,186  $344,842   $  (689,369) $1,317,490  $321,483
                                            =======    ===========  ==========  ========   ===========  ==========  ========

                                                EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------
                                              T. ROWE PRICE EQUITY INCOME (A)
                                           ------------------------------------
                                               1999         1998        1997
                                           ------------  ----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   998,227  $  722,954  $  145,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      272,123     173,802      29,706
                                            -----------  ----------  ----------
NET INVESTMENT INCOME.....................      726,104     549,152     115,907
                                            -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      655,822     341,473      56,634
        Realized gain distribution
         from the Trust...................    2,081,914     930,853      53,840
                                            -----------  ----------  ----------
NET REALIZED GAIN (LOSS)..................    2,737,736   1,272,326     110,474
                                            -----------  ----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,585,616   1,073,548          --
           End of period..................     (952,652)  1,585,616   1,073,548
                                            -----------  ----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....   (2,538,268)    512,068   1,073,548
                                            -----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      199,468   1,784,394   1,184,022
                                            -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $   925,572  $2,333,546  $1,299,929
                                            ===========  ==========  ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------

                                                         ALLIANCE GLOBAL                       ALLIANCE INTERNATIONAL
                                            ---------------------------------------     --------------------------------------
                                                1999          1998         1997             1999         1998          1997
                                            ------------  -----------  ------------     -----------  -----------   -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $    561,424  $ 5,636,672  $  8,803,070     $        --  $   996,913   $ 1,386,732
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     3,438,444    2,777,697     2,805,310         321,035      289,066       297,278
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INVESTMENT INCOME.....................    (2,877,020)   2,858,975     5,997,760        (321,035)     707,847     1,089,454
                                            ------------  -----------  ------------     -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    67,795,783   17,406,382    30,411,238       1,164,532   (3,606,669)      (57,635)
        Realized gain distribution
         from the Trust...................    44,485,709   33,241,409    26,426,403       1,299,989       10,663     2,325,403
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..................   112,281,492   50,647,791    56,837,641       2,464,521   (3,596,006)    2,267,768
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    83,560,503   46,113,189    58,618,054       5,502,451   (2,793,834)    1,857,793
           End of period..................   172,562,362   83,560,503    46,113,189      25,291,174    5,502,451    (2,793,834)
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Change in unrealized appreciation
     (depreciation) during the period.....    89,001,859   37,447,314   (12,504,865)     19,788,723    8,296,285    (4,651,627)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   201,283,351   88,095,105    44,332,776      22,253,244    4,700,279    (2,383,859)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $198,406,331  $90,954,080  $ 50,330,536     $21,932,209  $ 5,408,126   $(1,294,405)
                                            ============  ===========  ============     ===========  ===========   ===========

                                                   EQUITY OPTIONS (CONTINUED):
                                            ------------------------------------
                                                      MORGAN STANLEY
                                                 EMERGING MARKETS EQUITY (B)
                                            -------------------------------------
                                              1999         1998          1997
                                            -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --  $    37,240  $    16,623
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................       66,405       23,921        2,862
                                            -----------  -----------  -----------
NET INVESTMENT INCOME.....................      (66,405)      13,319       13,761
                                            -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      363,825     (637,290)     (14,566)
        Realized gain distribution
         from the Trust...................      394,053           --           --
                                            -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................      757,878     (637,290)     (14,566)
                                            -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   (2,942,633)  (1,079,388)          --
           End of period..................   11,044,586   (2,942,633)  (1,079,338)
                                            -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   13,987,219   (1,863,245)  (1,079,388)
                                            -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   14,745,097   (2,500,535)  (1,093,954)
                                            -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $14,678,692  $(2,487,216) $(1,080,193)
                                            ===========  ===========  ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------
                                            T. ROWE PRICE INTERNATIONAL STOCK (A)             ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------   ------------------------------------------
                                                1999           1998         1997        1999           1998           1997
                                            -----------    ----------    ---------   ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   192,580    $  258,382    $   2,393   $  3,163,286   $  4,461,389   $  1,311,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      200,684       119,672       26,332      5,481,701      5,581,296      5,299,127
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INVESTMENT INCOME.....................       (8,104)      138,710      (23,939)    (2,318,415)    (1,119,907)    (3,987,514)
                                            -----------    ----------    ---------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,626,661       354,551      (50,331)   (27,888,194)   (39,688,312)    28,217,939
        Realized gain distribution
         from the Trust...................      583,215           268           --     61,642,419     46,528,461     79,729,154
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................    5,209,876       354,819      (50,331)    33,754,225      6,840,149    107,947,093
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,603,083      (820,718)          --     26,715,214     32,695,620     46,617,235
           End of period..................    9,345,381     1,603,083     (820,718)   158,809,890     26,715,214     32,695,620
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....    7,742,298     2,423,801     (820,718)   132,094,676     (5,980,406)   (13,921,615)
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   12,952,174     2,778,620     (871,049)   165,848,901        859,743     94,025,478
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $12,944,070    $2,917,330    $(894,988)  $163,530,486   $   (260,164)  $ 90,037,964
                                            ===========    ==========    =========   ============   ============   ============

                                                  EQUITY OPTIONS (CONTINUED)
                                            -------------------------------------
                                                 ALLIANCE SMALL CAP GROWTH (A)
                                            -------------------------------------
                                               1999          1998         1997
                                            -----------   -----------   ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --   $     4,062   $   4,189
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      284,347       215,285      41,540
                                            -----------   -----------   ---------
NET INVESTMENT INCOME.....................     (284,347)     (211,223)    (37,351)
                                            -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,345,484    (7,585,521)   (609,208)
        Realized gain distribution
         from the Trust...................           --            --     545,833
                                            -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..................    4,345,484    (7,585,521)    (63,375)
                                            -----------   -----------   ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    8,780,955       771,812          --
           End of period..................   24,076,277     8,780,955     771,812
                                            -----------   -----------   ---------
    Change in unrealized appreciation
     (depreciation) during the period.....   15,295,322     8,009,143     771,812
                                            -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   19,640,806       423,622     708,437
                                            -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $19,356,459   $   212,399   $ 671,086
                                            ===========   ===========   =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           EQUITY OPTIONS (CONCLUDED):
                                            --------------------------------------------------------------------------------------
                                                 EQ/                  MFS EMERGING                        WARBURG PINCUS
                                            EVERGREEN (C)         GROWTH COMPANIES (A)               SMALL COMPANY VALUE (A)
                                            -------------  ----------------------------------  -----------------------------------
                                                1999          1999         1998        1997        1999         1998        1997
                                            -------------  -----------  -----------  --------  -----------  -----------  ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........     $   99       $       --  $       969  $ 24,358  $    67,108  $   171,716  $  21,651
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................         18          640,976      157,484    18,835      180,999      168,543     44,889
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INVESTMENT INCOME.....................         81         (640,976)    (156,515)    5,523     (113,891)       3,173    (23,238)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................         20       13,577,250    4,270,964   161,034   (1,591,217)    (142,969)    29,803
        Realized gain distribution
         from the Trust...................         --        3,969,879           --   296,998           --           --    110,391
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED GAIN (LOSS)..................         20       17,547,129    4,270,964   458,032   (1,591,217)    (142,969)   140,194
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............         --        6,996,177      171,320        --   (4,215,341)    (228,709)        --
           End of period..................      1,450       77,077,961    6,996,177   171,320   (2,294,882)  (4,215,340)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Change in unrealized appreciation
     (depreciation) during the period.....      1,450       70,081,784    6,824,857   171,320    1,920,459   (3,986,631)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      1,470       87,628,913   11,095,821   629,352      329,242   (4,129,600)   (88,515)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............     $1,551      $86,987,937  $10,939,306  $634,875  $   215,351  $(4,126,427) $(111,753)
                                               ======      ===========  ===========  ========  ===========  ===========  =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------------------------------------------
                                                          ALLIANCE BALANCED             ALLIANCE CONSERVATIVE INVESTORS
                                            -------------------------------------    -------------------------------------
                                               1999         1998         1997           1999         1998         1997
                                            -----------  -----------  -----------    -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $14,371,360  $12,467,646  $13,756,520    $ 7,166,906  $ 7,360,794  $ 7,217,860
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,107,759    2,765,767    2,544,300      1,244,722    1,136,634    1,066,078
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INVESTMENT INCOME.....................   11,263,601    9,701,879   11,212,220      5,922,184    6,224,160    6,151,782
                                            -----------  -----------  -----------    -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    9,085,444    2,733,445    5,910,524      2,045,436    1,432,988      818,458
        Realized gain distribution
         from the Trust...................   50,638,464   41,525,872   21,117,088      9,007,765   10,768,916    5,486,742
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................   59,723,908   44,259,317   27,027,612     11,053,201   12,201,904    6,305,200
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   81,344,863   60,878,286   42,382,824     21,507,963   16,228,145    7,700,135
           End of period..................   93,235,951   81,344,863   60,878,286     23,588,372   21,507,963   16,228,145
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   11,891,088   20,466,577   18,495,462      2,080,409    5,279,818    8,528,010
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   71,614,996   64,725,894   45,523,074     13,133,610   17,481,722   14,833,210
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $82,878,597  $74,427,773  $56,735,294    $19,055,794  $23,705,882  $20,984,992
                                            ===========  ===========  ===========    ===========  ===========  ===========

                                                     ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------
                                                     ALLIANCE GROWTH INVESTORS
                                            ------------------------------------------
                                               1999           1998           1997
                                            ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 17,092,741   $ 18,252,039   $ 19,280,574
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     6,207,073      5,194,905      4,570,289
                                            ------------   ------------   ------------
NET INVESTMENT INCOME.....................    10,885,668     13,057,134     14,710,285
                                            ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    15,284,978      7,745,162     10,531,767
        Realized gain distribution
         from the Trust...................   104,658,738     78,060,201     42,780,443
                                            ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................   119,943,716     85,805,363     53,312,210
                                            ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   167,705,597    115,056,641     67,150,693
           End of period..................   288,014,018    167,705,600    115,056,641
                                            ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   120,308,421     52,648,959     47,905,948
                                            ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   240,252,137    138,454,322    101,218,158
                                            ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $251,137,805   $151,511,456   $115,928,443
                                            ============   ============   ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     ASSET ALLOCATION OPTIONS (CONCLUDED):
                                             -------------------------------------------------------------------------------
                                              EQ/EVERGREEN                                             MERRILL LYNCH
                                             FOUNDATION (C)        EQ/PUTNAM BALANCED                WORLD STRATEGY (A)
                                             --------------  -------------------------------    ----------------------------
                                                  1999         1999       1998        1997        1999      1998       1997
                                                 -------     ---------   --------   --------    --------  --------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust...........      $    31     $  42,372   $111,099   $ 46,468    $ 41,786  $ 36,750  $ 17,124
    Expenses (Note 3):
        Mortality and expense
         risk charges......................            2        39,416     18,744      2,741      18,905    12,469     2,678
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INVESTMENT INCOME......................           29         2,956     92,355     43,727      22,881    24,281    14,446
                                                 -------     ---------   --------   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments....................          302       185,026    348,952        561     197,727    19,432    (3,626)
        Realized gain distribution
         from the Trust....................           --       447,013     71,044     31,119      67,733        --    38,995
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED GAIN (LOSS)...................          302       632,039    419,996     31,680     265,460    19,432    35,369
                                                 -------     ---------   --------   --------    --------  --------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period.............           --       259,883    270,232         --     187,734   (37,926)       --
           End of period...................       (1,505)     (492,259)   259,882    270,232     853,470   187,734   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
    Change in unrealized appreciation
     (depreciation) during the period......       (1,505)     (752,142)   (10,350)   270,232     665,736   225,660   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS.........................       (1,203)     (120,103)   409,646    301,912     931,196   245,092    (2,557)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..............      $(1,174)    $(117,147)  $502,001   $345,639    $954,077  $269,373  $ 11,889
                                                 =======     =========   ========   ========    ========  ========  ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME OPTIONS:
                                           ------------------------------------------------------------------------------------
                                                       ALLIANCE INTERMEDIATE
                                                       GOVERNMENT SECURITIES                     ALLIANCE MONEY MARKET
                                           -------------------------------------    ------------------------------------------
                                               1999         1998         1997           1999          1998           1997
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 3,670,605  $ 3,127,402  $ 2,632,191    $ 12,329,959  $   9,515,464  $   8,653,507
    Net realized gain (loss)..............    (194,507)      60,260      (95,509)        528,279       (153,564)      (500,365)
    Change in unrealized appreciation
        (depreciation) on investments.....  (3,783,549)   1,523,009    1,009,532        (219,635)       732,101        780,326
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from operations...................    (307,451)   4,710,671    3,546,214      12,638,603     10,094,001      8,933,468
                                           -----------  -----------  -----------    ------------  -------------  -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  16,691,635   11,828,290    8,749,531     231,007,033    229,608,273    234,059,930
    Benefits and other policy-related
        transactions (Note 3).............  (8,904,461)  (9,081,050)  (5,971,751)    (63,463,349)   (41,370,215)   (40,687,124)
    Net transfers among funds and
        guaranteed interest account.......  (3,762,164)   9,141,659    7,704,724     (91,919,848)  (128,607,686)  (259,049,840)
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from policy-related transactions..   4,025,010   11,888,899   10,482,504      75,623,836     59,630,372    (65,677,034)
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     184,108     (335,126)      13,307       1,075,796       (387,161)        46,036
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS ........   3,901,667   16,264,444   14,042,025      89,338,235     69,337,212    (56,697,530)
NET ASSETS
    BEGINNING OF PERIOD...................  74,972,672   58,708,229   44,666,204     255,090,142    185,752,930    242,450,460
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET ASSETS
    END OF PERIOD......................... $78,874,339  $74,972,673  $58,708,229    $344,428,377  $ 255,090,142  $ 185,752,930
                                           ===========  ===========  ===========    ============  =============  =============

                                                     FIXED INCOME OPTIONS:
                                           -----------------------------------------
                                                    ALLIANCE QUALITY BOND
                                           -----------------------------------------
                                                1999           1998          1997
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 11,213,710   $  9,211,102  $  8,024,671
    Net realized gain (loss)..............     (623,206)     4,631,844      (504,580)
    Change in unrealized appreciation
        (depreciation) on investments.....  (16,621,791)       971,979     4,357,540
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,031,287)    14,814,925    11,877,631
                                           ------------   ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   19,416,861     14,952,560     8,423,097
    Benefits and other policy-related
        transactions (Note 3).............   (9,082,840)    (5,388,113)   (3,002,993)
    Net transfers among funds and
        guaranteed interest account.......    1,195,276     49,220,715    12,678,032
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..   11,529,297     58,785,162    18,098,136
                                           ------------   ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (553,219)      (402,883)       38,587
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS ........    4,944,791     73,197,204    30,014,354
NET ASSETS
    BEGINNING OF PERIOD...................  228,959,641    155,762,437   125,748,083
                                           ------------   ------------  ------------
NET ASSETS
    END OF PERIOD......................... $233,904,432   $228,959,641  $155,762,437
                                           ============   ============  ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                FIXED INCOME OPTIONS (CONCLUDED):
                                           -----------------------------------------
                                                       ALLIANCE HIGH YIELD
                                           ----------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 16,489,390  $ 17,442,641  $ 12,128,952
    Net realized gain (loss)..............  (15,030,554)    1,052,131     7,302,187
    Change in unrealized appreciation
        (depreciation) on investments.....   (7,843,498)  (29,521,690)    2,958,012
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,384,662)  (11,026,918)   22,389,151
                                           ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   30,001,760    36,502,728    26,933,221
    Benefits and other policy-related
        transactions (Note 3).............  (21,018,230)  (20,288,710)  (14,530,462)
    Net transfers among funds and
        guaranteed interest account.......  (25,281,076)    2,677,159    26,385,799
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..  (16,297,546)   18,891,177    38,788,558
                                           ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........    2,143,697      (832,263)       40,026
                                           ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........  (20,538,511)    7,031,996    61,217,735
NET ASSETS
    BEGINNING OF PERIOD...................  170,372,993   163,340,997   102,123,262
                                           ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $149,834,482  $170,372,993  $163,340,997
                                           ============  ============  ============

                                                                               EQUITY OPTIONS:
                                           ----------------------------------------------------------------------------------------
                                                        ALLIANCE COMMON STOCK                        ALLIANCE EQUITY INDEX
                                           ----------------------------------------------  ----------------------------------------
                                                1999            1998            1997           1999           1998          1997
                                           --------------  --------------  --------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $    1,037,574  $    1,338,974  $     (767,599) $  3,845,396  $  2,095,841  $  1,632,603
    Net realized gain (loss)..............    719,015,346     522,943,560     218,655,522    27,204,757     5,588,532       435,940
    Change in unrealized appreciation
        (depreciation) on investments.....     13,099,046     122,078,195     272,798,112    92,088,291    73,609,890    41,607,202
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................    733,151,966     646,360,729     490,686,035   123,138,444    81,294,263    43,675,745
                                           --------------  --------------  --------------  ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................    361,261,385     322,874,015     282,279,826   123,310,198    82,390,480    53,262,239
    Benefits and other policy-related
        transactions (Note 3).............   (302,304,428)   (250,079,870)   (199,662,183)  (60,880,027)  (34,756,406)  (18,975,147)
    Net transfers among funds and
        guaranteed interest account.......     49,877,173      24,136,275      56,849,823   222,120,321    74,806,928    67,867,827
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..    108,834,130      96,930,420     139,467,466   284,550,492   122,441,002   102,154,919
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (5,343,344)     (2,780,348)        516,970    (1,148,745)     (430,965)       54,423
                                           --------------  --------------  --------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........    836,642,752     740,510,801     630,670,471   406,540,191   203,304,300   145,885,087
NET ASSETS
    BEGINNING OF PERIOD...................  2,943,226,440   2,202,715,639   1,572,045,168   443,764,345   240,460,045    94,574,958
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $3,779,869,192  $2,943,226,440  $2,202,715,639  $850,304,536  $443,764,345  $240,460,045
                                           ==============  ==============  ==============  ============  ============  ============


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                 CAPITAL
                                                                                      EQ/ALLIANCE   CAPITAL      GUARDIAN
                                                                                        PREMIER     GUARDIAN       U.S.
                                                    ALLIANCE GROWTH & INCOME           GROWTH (C)  RESEARCH (D)  EQUITY (D)
                                           ---------------------------------------    -----------  ------------  ----------
                                               1999          1998          1997           1999        1999           1999
                                           ------------  ------------  -----------    -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   (518,361) $   (253,359) $   277,338    $   (33,190)   $     71     $    781
    Net realized gain (loss)..............   21,586,560    19,436,864    5,536,668        190,495       2,837        1,959
    Change in unrealized appreciation
        (depreciation) on investments.....   10,929,728     3,218,908    7,947,265      5,068,707      11,093       17,325
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from operations...................   31,997,927    22,402,413   13,761,271      5,226,012      14,001       20,065
                                           ------------  ------------  -----------    -----------    --------     --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   43,151,141    30,251,270   17,923,903      6,362,938      63,883      115,934
    Benefits and other policy-related
        transactions (Note 3).............  (19,321,951)  (12,461,722)  (6,498,823)    (1,028,342)       (503)     (15,128)
    Net transfers among funds and
        guaranteed interest account.......   25,186,273    23,343,531   25,301,886     40,652,847     115,765      390,588
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from policy-related transactions..   49,015,463    41,133,079   36,726,966     45,987,443     179,145      491,394
                                           ------------  ------------  -----------    -----------    --------     --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (144,843)     (617,058)      19,921          3,902         209          378
                                           ------------  ------------  -----------    -----------    --------     --------

INCREASE (DECREASE) IN NET ASSETS.........   80,868,547    62,918,434   50,508,158     51,217,357     193,355      511,837
NET ASSETS
    BEGINNING OF PERIOD...................  151,451,102    88,532,668   38,024,510             --          --           --
                                           ------------  ------------  -----------    -----------    --------     --------
NET ASSETS
    END OF PERIOD......................... $232,319,649  $151,451,102  $88,532,668    $51,217,357    $193,355     $511,837
                                           ============  ============  ===========    ===========    ========     ========

                                                    EQUITY OPTIONS (CONTINUED):
                                           --------------------------------------
                                                       MERRILL LYNCH
                                                   BASIC VALUE EQUITY (A)
                                           --------------------------------------
                                               1999          1998          1997
                                           -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   314,801   $   126,014   $   26,461
    Net realized gain (loss)..............   2,389,365       874,115       40,394
    Change in unrealized appreciation
        (depreciation) on investments.....   1,362,581      (226,962)     135,003
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from operations...................   4,066,747       773,167      201,858
                                           -----------   -----------   ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  10,931,366     6,388,355    1,097,822
    Benefits and other policy-related
        transactions (Note 3).............  (3,171,744)   (1,430,414)    (135,034)
    Net transfers among funds and
        guaranteed interest account.......   7,845,599     8,794,685    4,661,128
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from policy-related transactions..  15,605,221    13,752,626    5,623,916
                                           -----------   -----------   ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (43,053)   (1,392,853)   1,202,680
                                           -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS.........  19,628,915    13,132,940    7,028,454
NET ASSETS
    BEGINNING OF PERIOD...................  20,161,394     7,028,454           --
                                           -----------   -----------   ----------
NET ASSETS
    END OF PERIOD......................... $39,790,309   $20,161,394   $7,028,454
                                           ===========   ===========   ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY OPTIONS (CONTINUED):
                                               --------------------------------------------------------------
                                                    MFS
                                                   GROWTH
                                                    WITH
                                                   INCOME (C)                     MFS RESEARCH (A)
                                               --------------- ----------------------------------------------
                                                    1999              1999           1998            1997
                                               --------------- ---------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income....................... $    837         $  (155,808)    $  (14,907)     $    7,315
    Net realized gain (loss)....................     (227)          2,081,454        494,412          88,145
    Change in unrealized appreciation
        (depreciation) on investments...........   20,637           6,720,924      3,063,681         249,382
                                                  --------        -----------     ----------      ----------
    Net increase (decrease) in net assets
        from operations.........................   21,247           8,646,570      3,543,186         344,842
                                                  --------        -----------     ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).......................   44,806          12,506,780      6,795,257       1,177,137
    Benefits and other policy-related
        transactions (Note 3)...................   (6,607)         (4,808,292)    (1,705,211)       (162,042)
    Net transfers among funds and
        guaranteed interest account.............  326,238           4,280,012     12,108,388       6,389,251
                                                 --------         -----------    -----------      ----------
    Net increase (decrease) in net assets
        from policy-related transactions........  364,437          11,978,500     17,198,434       7,404,346
                                                 --------         -----------    -----------      ----------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)................   30,030              (9,698)    (2,472,499)      2,003,671
                                                 --------         -----------    ------------     ----------

INCREASE (DECREASE) IN NET ASSETS...............  415,714          20,615,372     18,269,121       9,752,859
NET ASSETS
    BEGINNING OF PERIOD.........................        0          28,021,980      9,752,859               0
                                                 --------         -----------    -----------      ----------
NET ASSETS
    END OF PERIOD............................... $415,714         $48,637,352    $28,021,980      $9,752,859
                                                 ========         ===========    ===========      ==========

                                                                  EQUITY OPTIONS (CONTINUED):
                                                 ---------------------------------------------------
                                                                         EQ/PUTNAM
                                                                   GROWTH & INCOME VALUE (A)
                                                 ---------------------------------------------------
                                                      1999                1998              1997
                                                 --------------      -------------      ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   168,536         $    87,004        $   23,618
    Net realized gain (loss).....................   1,775,493             339,445            28,304
    Change in unrealized appreciation
        (depreciation) on investments............  (2,633,398)            891,041           269,561
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from operations..........................    (689,369)          1,317,490           321,483
                                                  -----------         -----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................   7,146,178           5,099,897         1,149,748
    Benefits and other policy-related
        transactions (Note 3)....................  (2,808,209)         (1,485,166)         (154,351)
    Net transfers among funds and
        guaranteed interest account..............   1,469,187           6,086,532         4,539,465
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   5,807,156           9,701,263         5,534,862
                                                  -----------         -----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (67,263)         (1,334,566)        1,202,723
                                                  -----------         -----------        ----------
INCREASE (DECREASE) IN NET ASSETS................   5,050,524           9,684,187         7,059,068
NET ASSETS
    BEGINNING OF PERIOD..........................  16,743,255           7,059,068                 0
                                                  -----------         -----------        ----------
NET ASSETS
    END OF PERIOD................................ $21,793,779         $16,743,255        $7,059,068
                                                  ===========         ===========        ==========

                                                              EQUITY OPTIONS (CONTINUED):
                                                 -----------------------------------------------------
                                                              T. ROWE PRICE EQUITY INCOME (A)
                                                 -----------------------------------------------------

                                                     1999                1998                1997
                                                 -------------      --------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   726,104         $   549,152         $   115,907
    Net realized gain (loss).....................   2,737,736           1,272,326             110,474
    Change in unrealized appreciation
        (depreciation) on investments............  (2,538,268)            512,068           1,073,548
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from operations..........................     925,572           2,333,546           1,299,929
                                                  -----------         -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................  14,411,461          11,367,975           2,540,460
    Benefits and other policy-related
        transactions (Note 3)....................  (5,261,454)         (4,190,748)           (351,660)
    Net transfers among funds and
        guaranteed interest account..............    (470,263)         16,615,531          14,259,773
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   8,679,744          23,792,758          16,448,573
                                                  -----------         -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (93,180)         (1,149,701)          1,308,426
                                                  -----------         -----------         -----------
INCREASE (DECREASE) IN NET ASSETS................   9,512,136          24,632,603          19,056,928
NET ASSETS
    BEGINNING OF PERIOD..........................  43,689,531          19,056,928                   0
                                                  -----------         -----------         -----------
NET ASSETS
    END OF PERIOD................................ $53,201,667         $43,689,531         $19,056,928
                                                  ===========         ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                                  ALLIANCE GLOBAL
                                             --------------------------------------------------------
                                                  1999                 1998                  1997
                                             ------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $ (2,877,020)         $  2,858,975          $  5,997,760
    Net realized gain (loss)...............   112,281,492            50,647,791            56,837,641
    Change in unrealized appreciation
        (depreciation) on investments......    89,001,859            37,447,314           (12,504,865)
                                             ------------          ------------          ------------

    Net increase (decrease) in net assets
        from operations....................   198,406,331            90,954,080            50,330,536
                                             ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    71,950,825            78,722,218            85,714,413
    Benefits and other policy-related
        transactions (Note 3)..............   (63,170,211)          (52,796,664)          (48,793,564)
    Net transfers among funds and
        guaranteed interest account........    (8,015,060)          (21,919,102)          (89,131,113)
                                             ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy-related transactions...       765,554             4,006,452           (52,210,264)
                                             ------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        23,216              (854,897)              103,777
                                             ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS..........   199,195,101            94,105,635            (1,775,951)
NET ASSETS
    BEGINNING OF PERIOD....................   525,707,133           431,601,498           433,377,449
                                             ------------          ------------          ------------
NET ASSETS
    END OF PERIOD..........................  $724,902,234          $525,707,133          $431,601,498
                                             =============         ============          ============

                                                           EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                              ALLIANCE INTERNATIONAL
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------          -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (321,035)          $   707,847           $ 1,089,454
    Net realized gain (loss)...............    2,464,521            (3,596,006)            2,267,768
    Change in unrealized appreciation
        (depreciation) on investments......   19,788,723             8,296,285            (4,651,627)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   21,932,209             5,408,126            (1,294,405)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,367,096            13,567,993            14,198,839
    Benefits and other policy-related
        transactions (Note 3)..............   (6,261,836)           (5,406,284)           (4,716,765)
    Net transfers among funds and
        guaranteed interest account........   (5,340,816)           (4,357,456)           (3,886,303)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (235,556)            3,804,253             5,595,771
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (49,840)             (109,052)               11,328
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,646,813             9,103,327             4,312,694
NET ASSETS
    BEGINNING OF PERIOD....................   55,234,942            46,131,615            41,818,921
                                             -----------           -----------           -----------

    END OF PERIOD..........................  $76,881,755           $55,234,942           $46,131,615
                                             ===========           ===========           ===========

                                                            EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                            EMERGING MARKETS EQUITY (B)
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (66,405)          $    13,319           $   13,761
    Net realized gain (loss)...............      757,878              (637,290)             (14,566)
    Change in unrealized appreciation
        (depreciation) on investments......   13,987,219            (1,863,245)          (1,079,388)
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from operations....................   14,678,692            (2,487,216)          (1,080,193)
                                             -----------           -----------           ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    4,138,455             2,442,975              323,739
    Benefits and other policy-related
        transactions (Note 3)..............   (1,720,293)             (488,932)              (7,501)
    Net transfers among funds and
        guaranteed interest account........   16,198,446             4,158,460            2,483,527
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from policy-related transactions...   18,616,608             6,112,503            2,799,765
                                             -----------           -----------           ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........   (1,953,290)                2,496            4,001,184
                                             -----------           -----------           ----------

INCREASE (DECREASE) IN NET ASSETS..........   31,342,010             3,627,783            5,720,756
NET ASSETS
    BEGINNING OF PERIOD....................    9,348,539             5,720,756                    0
                                             -----------           -----------           ----------
NET ASSETS
    END OF PERIOD..........................  $40,690,549           $ 9,348,539           $5,720,756
                                             ===========           ===========           ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                      T. ROWE PRICE INTERNATIONAL STOCK (A)
                                             --------------------------------------------------------
                                                1999                   1998                  1997
                                             -----------           ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $    (8,104)          $   138,710           $   (23,939)
    Net realized gain (loss)...............    5,209,876               354,819               (50,331)
    Change in unrealized appreciation
        (depreciation) on investments......    7,742,298             2,423,801              (820,718)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   12,944,070             2,917,330              (894,988)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   10,327,110             7,881,587             2,268,440
    Benefits and other policy-related
        transactions (Note 3)..............   (3,787,076)           (2,527,577)             (295,221)
    Net transfers among funds and
        guaranteed interest account........    3,167,992             8,401,386            12,953,165
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    9,708,026            13,755,396            14,926,384
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        1,577            (4,050,846)            4,007,078
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   22,653,673            12,621,880            18,038,474
NET ASSETS
    BEGINNING OF PERIOD....................   30,660,353            18,038,474                    --
                                             -----------           -----------           -----------
NET ASSETS
    END OF PERIOD..........................  $53,314,026           $30,660,353           $18,038,474
                                             ===========           ===========           ===========


                                                            EQUITY OPTIONS (CONTINUED):
                                             ---------------------------------------------------------
                                                            ALLIANCE AGGRESSIVE STOCK
                                             ---------------------------------------------------------
                                                  1999                    1998                1997
                                             -------------          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (2,318,415)         $  (1,119,907)     $  (3,987,514)
    Net realized gain (loss)...............      33,754,225              6,840,149        107,947,093
    Change in unrealized appreciation
        (depreciation) on investments......     132,094,676             (5,980,406)       (13,921,615)
                                             --------------          -------------      -------------
    Net increase (decrease) in net assets
        from operations....................     163,530,486               (260,164)        90,037,964
                                             --------------          -------------      -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................     145,241,493            172,792,283        179,662,167
    Benefits and other policy-related
        transactions (Note 3)..............    (117,102,087)          (115,442,947)      (107,529,554)
    Net transfers among funds and
        guaranteed interest account........    (113,016,006)           (43,660,488)         1,712,877
                                             --------------          -------------       ------------
    Net increase (decrease) in net assets
        from policy-related transactions...     (84,876,600)            13,688,848         73,845,490
                                             --------------          -------------       ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........       2,197,124               (541,559)           223,792
                                             --------------           -------------      ------------

INCREASE (DECREASE) IN NET ASSETS..........      80,851,010             12,887,125        164,107,246
NET ASSETS
    BEGINNING OF PERIOD....................     971,194,053            958,306,928        794,199,683
                                             --------------          -------------       ------------
NET ASSETS
    END OF PERIOD..........................  $1,052,045,063           $971,194,053       $958,306,929
                                             ==============           ============       ============



                                                            EQUITY OPTIONS (CONTINUED):
                                             ------------------------------------------------------
                                                           ALLIANCE SMALL CAP GROWTH (A)
                                             ------------------------------------------------------
                                                 1999                 1998                1997
                                             ------------         ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (284,347)        $   (211,223)       $    (37,351)
    Net realized gain (loss)...............    4,345,484           (7,585,521)            (63,375)
    Change in unrealized appreciation
        (depreciation) on investments......   15,295,322            8,009,143             771,812
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from operations....................   19,356,459              212,399             671,086
                                             -----------          -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   16,092,219           14,863,783           2,947,848
    Benefits and other policy-related
        transactions (Note 3)..............   (5,542,747)          (3,897,615)           (599,875)
    Net transfers among funds and
        guaranteed interest account........   (8,085,585)          15,043,596          19,670,856
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    2,463,887           26,009,764          22,018,829
                                             -----------          -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (99,856)          (1,460,161)          1,208,014
                                             -----------          -----------         -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,720,490           24,762,002          23,897,929
NET ASSETS
    BEGINNING OF PERIOD....................   48,659,931           23,897,929                  --
                                             -----------          -----------         -----------
NET ASSETS
    END OF PERIOD..........................  $70,380,421          $48,659,931         $23,897,929
                                             ===========          ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQUITY OPTIONS (CONCLUDED):
                                             ------------------------------------------------------------------
                                                EQ/                                 MFS EMERGING
                                             EVERGREEN (C)                       GROWTH COMPANIES (A)
                                             -------------   --------------------------------------------------
                                                 1999             1999                1998              1997
                                             -------------   -------------        -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................     $    81      $   (640,976)        $  (156,515)      $     5,523
    Net realized gain (loss)...............          20        17,547,129           4,270,964           458,032
    Change in unrealized appreciation
        (depreciation) on investments......       1,450        70,081,784           6,824,857           171,320
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from operations....................       1,551        86,987,937          10,939,306           634,875
                                                -------      ------------         -----------       -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................       6,341        32,825,036          11,533,783         1,598,358
    Benefits and other policy-related
        transactions (Note 3)..............        (434)      (13,737,378)         (2,705,605)         (294,924)
    Net transfers among funds and
        guaranteed interest account........      21,204        76,182,753          25,975,152         8,886,415
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from policy-related transactions...      27,111        95,270,411          34,803,330        10,189,849
                                                -------      ------------         -----------       -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........          18           (72,131)         (2,575,513)        2,004,977
                                                -------      ------------         -----------       -----------

INCREASE (DECREASE) IN NET ASSETS..........      28,680       182,186,217          43,167,123        12,829,701
NET ASSETS
    BEGINNING OF PERIOD....................         --         55,996,824          12,829,701                --
                                                -------      ------------         -----------       -----------
NET ASSETS
    END OF PERIOD..........................     $28,680      $238,183,041         $55,996,824       $12,829,701
                                                =======      ============         ===========       ===========


                                                          EQUITY OPTIONS (CONCLUDED):
                                             -------------------------------------------------
                                                               WARBURG PINCUS
                                                            SMALL COMPANY VALUE (A)
                                             -------------------------------------------------
                                                1999                  1998            1997
                                             ------------        ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (113,891)        $     3,173      $   (23,238)
    Net realized gain (loss)...............   (1,591,217)           (142,969)         140,194
    Change in unrealized appreciation
        (depreciation) on investments......    1,920,459          (3,986,631)        (228,709)
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from operations....................      215,351          (4,126,427)        (111,753)
                                             -----------         -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,009,658          13,378,658        4,397,634
    Benefits and other policy-related
        transactions (Note 3)..............   (4,607,292)         (4,042,103)        (608,891)
    Net transfers among funds and
        guaranteed interest account........   (7,372,698)          7,112,708       20,737,304
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (970,332)         16,449,263       24,526,047
                                             -----------         -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (23,731)           (622,058)         611,853
                                             -----------         -----------      -----------

INCREASE (DECREASE) IN NET ASSETS..........     (778,712)         11,700,778       25,026,147
NET ASSETS
    BEGINNING OF PERIOD....................   36,726,925          25,026,147               --
                                             -----------         -----------      -----------
NET ASSETS
    END OF PERIOD..........................  $35,948,213         $36,726,925      $25,026,147
                                             ===========         ===========      ===========


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                 ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------
                                                                    ALLIANCE BALANCED
                                                    ----------------------------------------------------
                                                        1999              1998                1997
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $ 11,263,601      $  9,701,879        $ 11,212,220
    Net realized gain (loss)......................    59,723,908        44,259,317          27,027,612
    Change in unrealized appreciation
        (depreciation) on investments.............    11,891,088        20,466,577          18,495,462
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from operations...........................    82,878,597        74,427,773          56,735,294
                                                    ------------      ------------        ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    45,762,044        46,234,769          48,722,966
    Benefits and other policy-related
        transactions (Note 3).....................   (55,698,939)      (48,368,610)        (48,611,396)
    Net transfers among funds and
        guaranteed interest account...............   (25,094,055)       (4,765,223)        (55,377,177)
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........   (35,030,950)       (6,899,064)        (55,265,607)
                                                    ------------      ------------        ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        34,900          (601,644)            106,438
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS.................    47,882,547        66,927,065           1,576,125
NET ASSETS
    BEGINNING OF PERIOD...........................   498,829,011       431,901,946         430,325,821
                                                    ------------      ------------        ------------
NET ASSETS
    END OF PERIOD.................................  $546,711,558      $498,829,011        $431,901,946
                                                    ============      ============        ============


                                                                      ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                    ALLIANCE CONSERVATIVE INVESTORS
                                                    ----------------------------------------------------------
                                                       1999                   1998                   1997
                                                    ------------          ------------          -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $  5,922,184          $  6,224,160          $  6,151,782
    Net realized gain (loss)......................    11,053,201            12,201,904             6,305,200
    Change in unrealized appreciation
        (depreciation) on investments.............     2,080,409             5,279,818             8,528,010
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................    19,055,794            23,705,882            20,984,992
                                                    ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    27,333,794            26,438,125            30,425,833
    Benefits and other policy-related
        transactions (Note 3).....................   (25,964,810)          (23,690,706)          (24,998,155)
    Net transfers among funds and
        guaranteed interest account...............    (4,292,515)           (6,267,736)          (18,978,233)
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........    (2,923,531)           (3,520,317)          (13,550,555)
                                                    ------------          ------------          ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............      (195,000)             (365,872)               44,115
                                                    ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................    15,937,263            19,819,693             7,478,552
NET ASSETS
    BEGINNING OF PERIOD...........................   202,163,700           182,344,007           174,865,455
                                                    ------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $218,100,963          $202,163,700          $182,344,007
                                                    =============         ============          ============


                                                                     ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                     ALLIANCE GROWTH INVESTORS
                                                    ----------------------------------------------------------
                                                        1999                    1998                   1997
                                                    --------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $   10,885,668          $ 13,057,134          $ 14,710,285
    Net realized gain (loss)......................     119,943,716            85,805,363            53,312,210
    Change in unrealized appreciation
        (depreciation) on investments.............     120,308,421            52,648,959            47,905,948
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................     251,137,805           151,511,456           115,928,443
                                                    --------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................     118,892,312           128,264,748           139,280,509
    Benefits and other policy-related
        transactions (Note 3).....................    (114,804,492)          (99,015,298)          (95,656,635)
    Net transfers among funds and
        guaranteed interest account...............     (15,949,611)          (25,554,600)          (35,207,298)
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........     (11,861,791)            3,694,850             8,416,576
                                                    --------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        (471,570)             (418,319)              194,270
                                                    --------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................     238,804,444           154,787,987           124,539,289
NET ASSETS
    BEGINNING OF PERIOD...........................     978,087,905           823,299,918           698,760,629
                                                    --------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $1,216,892,349          $978,087,905          $823,299,918
                                                    ==============          ============          ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                    FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                              ASSET ALLOCATION OPTIONS (CONCLUDED):
                                               ---------------------------------------------------------------------
                                               EQ/EVERGREEN
                                               FOUNDATION (C)                       EQ/PUTNAM BALANCED
                                               --------------      -------------------------------------------------
                                                   1999                1999              1998              1997
                                               --------------      -----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income...................     $    29           $    2,956        $    92,355         $  243,727
    Net realized gain (loss)................         302              632,039            419,996             31,680
    Change in unrealized appreciation
        (depreciation) on investments.......      (1,505)            (752,142)           (10,350)           270,232
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from operations.....................      (1,174)            (117,147)           502,001            345,639
                                                 -------           ----------        -----------         ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)...................          93            2,976,182          1,733,126            213,829
    Benefits and oth`er policy-related
        transactions (Note 3)...............         (53)            (738,901)          (429,944)           (60,092)
    Net transfers among funds and
        guaranteed interest account.........       2,377              381,163          2,537,998          1,458,185
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from policy related-transactions....       2,417            2,618,444          3,841,180          1,611,922
                                                 -------           ----------        -----------         ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4).........       1,605              (79,687)        (2,292,055)         2,000,806
                                                 -------           ----------        -----------         ----------

INCREASE (DECREASE) IN NET ASSETS...........       2,848            2,421,610          2,051,126          3,958,367
NET ASSETS
    BEGINNING OF PERIOD.....................          --            6,009,493          3,958,367                 --
                                                 -------           ----------        -----------         ----------
NET ASSETS
    END OF PERIOD...........................     $ 2,848           $8,431,103        $ 6,009,493        $ 3,958,367
                                                 =======           ==========        ===========        ===========


                                                        ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                 -----------------------------------------------
                                                                    MERRILL LYNCH
                                                                  WORLD STRATEGY (A)
                                                 -----------------------------------------------
                                                     1999              1998              1997
                                                 -------------     ----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income......................  $   22,881        $   24,281        $   14,446
    Net realized gain (loss)...................     265,460            19,432            35,369
    Change in unrealized appreciation
        (depreciation) on investments..........     665,736           225,660           (37,926)
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from operations........................     954,077           269,373            11,889
                                                 ----------        ----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)......................   1,304,821         1,050,984           334,133
    Benefits and oth`er policy-related
        transactions (Note 3)..................    (511,416)         (294,100)          (41,646)
    Net transfers among funds and
        guaranteed interest account............    (504,202)        1,271,852         1,374,499
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from policy related-transactions.......     289,203         2,028,736         1,666,986
                                                 ----------        ----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)............    (999,768)         (849,043)        2,000,771
                                                 ----------        ----------        ----------

INCREASE (DECREASE) IN NET ASSETS..............     243,512         1,449,066         3,679,646
NET ASSETS
    BEGINNING OF PERIOD........................   5,128,712         3,679,646                --
                                                 -----------       -----------       ----------
NET ASSETS
    END OF PERIOD..............................  $5,372,224        $5,128,712        $3,679,646
                                                 ==========        ==========        ==========

See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  General

    Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

    For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

    Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

    Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

    AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

    The Account consists of thirty variable investment options:

    FIXED INCOME OPTIONS:
       Domestic Fixed Income:
       o Alliance Intermediate Government Securities
       o Alliance Money Market
       o Alliance Quality Bond
       Aggressive Fixed Income:
       o Alliance High Yield
    EQUITY OPTIONS:
       Domestic Equity:
       o  Alliance Common Stock
       o  Alliance Equity Index
       o  Alliance Growth & Income
       o  EQ/Alliance Premier Growth
       o  Capital Guardian Research
       o  Capital Guardian U.S. Equity
       o  Merrill Lynch Basic Value Equity
       o  MFS Growth with Income
       o  MFS Research
       o  EQ/Putnam Growth & Income Value
       o  T. Rowe Price Equity Income
       International Equity:
       o  Alliance Global
       o  Alliance International
       o  Morgan Stanley Emerging Markets Equity
       o  T. Rowe Price International Stock
       Aggressive Equity:
       o  Alliance Aggressive Stock
       o  Alliance Small Cap Growth
       o  EQ/Evergreen
       o  MFS Emerging Growth Companies
       o  Warburg Pincus Small Company Value
    ASSET ALLOCATION OPTIONS:
       o  Alliance Balanced
       o  Alliance Conservative Investors
       o  Alliance Growth Investors
       o  EQ/Evergreen Foundation
       o  EQ/Putnam Balanced
       o  Merrill Lynch World Strategy

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.  General (Continued)

    The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

    The Account supports the operations of Incentive Life, Incentive Life 2000, Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life Plus(SM) Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. Incentive Life policies sold during 1999 and thereafter ("Incentive Life sales 1999 and after") reflect an investment in Class IB of the Alliance portfolios and are different from Incentive Life products (see Note 6).

    All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430
    for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

    The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                       Mortality
                                      and Expense       Mortality      Administrative        Total
                                    --------------    -------------   ---------------    ------------
          Incentive Life,
          Incentive Life 2000,
          Incentive Life Plus
            Second Series,
          Champion 2000 (a)             .60%               --                --               .60%
          IL Plus Original
          Series, IL COLI (b)           .85%               --                --               .85%
          Survivorship
          Incentive Life (a)            .60%               --                --               .60%
          Survivorship 2000 (a)         .90%               --                --               .90%
          IL Protector (a)              .80%               --                --               .80%
          SP Flex (a)                   .85%              .60%             .35%              1.80%

          ----------------------
          (a)  Charged to daily net assets of the Account.
          (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.  Amounts Retained by Equitable Life in Separate Account FP

    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
    (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----

    FIXED INCOME OPTIONS:

       Alliance Intermediate Government Securities                        $  (194,809)       $  (685,662)      $        --

       Alliance Money Market                                                 (531,900)        (1,591,380)               --

       Alliance Quality Bond                                               (1,882,364)        (1,509,018)               --

       Alliance High Yield                                                  1,254,634         (1,839,368)               --


    + Formerly known as Equitable Variable Life Insurance Company Separate
      Account FP.



                                      FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----
    EQUITY OPTIONS:
       Alliance Common Stock                                             $(24,309,506)      $(17,381,053)       $       --
       Alliance Equity Index                                               (4,878,705)        (2,293,340)               --
       Alliance Growth & Income                                            (1,193,588)        (1,285,852)               --
       EQ/Alliance Premier Growth                                             (60,529)                --                --
       Capital Guardian Research                                                   --                 --                --
       Capital Guardian U.S. Equity                                                --                 --                --
       Merrill Lynch Basic Value Equity                                      (196,510)        (1,459,281)        1,200,000
       MFS Growth with Income                                                  29,599                 --                --
       MFS Research                                                          (218,336)        (2,558,541)        2,000,000
       EQ/Putnam Growth & Income Value                                       (177,637)        (1,391,562)        1,200,000
       T. Rowe Price Equity Income                                           (365,303)        (1,667,503)        1,300,000
       Alliance Global                                                     (3,414,228)        (3,632,595)               --
       Alliance International                                                (370,877)          (398,118)               --
       Morgan Stanley Emerging Markets Equity                              (2,019,694)           (21,425)        4,000,000
       T. Rowe Price International Stock                                     (194,106)        (4,170,518)        4,000,000
       Alliance Aggressive Stock                                           (3,284,577)        (6,122,856)               --
       Alliance Small Cap Growth                                             (384,204)        (1,675,446)        1,200,000
       EQ/Evergreen                                                                --                 --                --
       MFS Emerging Growth Companies                                         (713,109)        (2,732,997)        2,000,000
       Warburg Pincus Small Company Value                                    (204,730)          (790,600)          600,000
    ASSET ALLOCATION OPTIONS:
       Alliance Balanced                                                  $(3,060,971)       $(3,367,411)       $       --
       Alliance Conservative Investors                                     (1,439,722)        (1,502,507)               --
       Alliance Growth Investors                                           (6,678,645)        (5,613,223)               --
       EQ/Evergreen Foundation                                                     --                 --                --
       EQ/Putnam Balanced                                                    (119,105)        (2,310,799)        2,000,000
       Merrill Lynch World Strategy                                        (1,018,674)          (861,511)        2,000,000

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

    The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life Sales 1999 and after, Survivorship Incentive Life and Survivorship 2000 for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced, Alliance Growth Investors are different from other products in the same variable investment option because distribution fees of 0.25% of the average daily assets of the variable investment option are deducted (see
    Note 1).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


FIXED INCOME OPTIONS:

                                                                                                               APRIL 1 (A) TO
                                      YEARS ENDED DECEMBER 31,                             DECEMBER 31,
ALLIANCE INTERMEDIATE               ------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES               1999      1998     1997     1996     1995     1994      1993     1992           1991
---------------------               ----      ----     ----     ----     ----     ----      ----     ----           ----
Gross return......................  0.02%    7.74%     7.29%    3.78%   13.33%   (4.37)%   10.58%    5.60%         12.26%
Net return........................ (0.46)%   7.10%     6.65%    3.15%   12.65%   (4.95)%    9.88%    4.96%         11.60%


                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
----------------------              ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return......................  4.96%    5.34%     5.42%    5.33%    5.74%    4.02%    3.00%     3.56%    6.18%    8.24%
Net return........................  4.35%    4.71%     4.79%    4.70%    5.11%    3.39%    2.35%     2.94%    5.55%    7.59%

                                                                                             OCTOBER 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,                      DECEMBER 31,
                                  --------------------------------------------------------  -----------------

ALLIANCE QUALITY BOND               1999      1998     1997     1996     1995     1994            1993
---------------------               ----      ----     ----     ----     ----     ----            ----
Gross return...................... (2.00)%   8.69%     9.14%    5.36%   17.02%   (5.10)%        (0.51)%
Net return........................ (2.59)%   8.03%     8.49%    4.73%   16.32%   (5.67)%        (0.66)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                 1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
------------------                  ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%   23.15%   12.31%   24.46%   (1.12)%
Net return........................ (3.93)%  (5.72)%   17.76%   22.14%   19.20%   (3.37)%   22.41%   11.64%   23.72%   (1.71)%

EQUITY OPTIONS:

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------             ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 25.19%    29.39%   29.40%   24.28%   32.45%   (2.14)%   24.84%    3.22%   37.88%   (8.12)%
Net return........................ 24.44%    28.61%   28.44%   23.53%   31.66%   (2.73)%   24.08%    2.60%   37.06%   (8.67)%


                                                                                   SEPTEMBER 30 (A)
                                             YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                  -----------------------------------------------  -----------------
ALLIANCE EQUITY INDEX               1999      1998     1997     1996     1995           1994
---------------------               ----      ----     ----     ----     ----           ----
Gross return...................... 20.38%    28.07%   32.58%   22.39%   36.48%          1.08%
Net return........................ 19.66%    27.30%   31.77%   21.65%   35.66%          0.58%


                                                                                             OCTOBER (A) TO
                                               YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                  --------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME            1999      1998     1997     1996     1995     1994            1993
------------------------            ----      ----     ----     ----     ----     ----            ----
Gross return...................... 18.66%    20.86%   26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return........................ 17.95%    20.14%   25.99%   19.36%   23.33%   (1.17)%        (0.41)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                   ----------------
EQ/ALLIANCE PREMIER GROWTH               1999
--------------------------               ----
Gross return.......................     18.97%
Net return.........................     18.52%


                                   AUGUST 30 (C) TO
                                     DECEMBER 31,
                                   ----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return.......................      7.10%
Net return.........................      6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY             1999
----------------------------             ----
Gross return......................       3.76%
Net return........................       3.32%

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY      1999            1998             1997
--------------------------------      ----            ----             ----
Gross return......................    19.00%         11.59%           16.99%
Net return........................    18.23%         10.91%           16.55%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                   1999
----------------------                   ----
Gross return......................       8.76%
Net return........................       8.06%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MFS RESEARCH                          1999            1998             1997
--------------                        ----            ----             ----
Gross return......................    23.12%         24.11%           16.07%
Net return........................    22.38%         23.36%           15.59%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE       1999            1998             1997
-------------------------------       ----            ----             ----
Gross return......................    (1.27)%        12.75%           16.23%
Net return........................    (1.95)%        12.14%           15.75%

-------------------

 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONTINUED):

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  -------------
T. ROWE PRICE EQUITY INCOME          1999            1998             1997
---------------------------          ----            ----             ----
Gross return......................   3.54%           9.11%           22.11%
Net return........................   2.93%           8.42%           21.64%

                                                                     YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                     1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
---------------                     ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 38.53%    21.80%   11.66%   14.60%   18.81%    5.23%    32.09%   (0.50)%  30.55%   (6.07)%
Net return........................ 37.70%    21.07%   10.88%   13.91%   18.11%    4.60%    31.33%   (1.10)%  29.77%   (6.63)%


                                                                                                   APRIL 3 (A) TO
                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                  ----------------------------------------------------------     -----------------
ALLIANCE INTERNATIONAL                 1999           1998           1997          1996                1995
----------------------                 ----           ----           ----          ----                ----
Gross return......................    37.31%         10.57%        (2.98)%         9.82%              11.29%
Net return........................    36.96%          9.90%        (3.63)%         9.15%              10.79%


                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31      DECEMBER 31,
MORGAN STANLEY EMERGING           -----------------------------  ---------------
MARKETS EQUITY                        1999             1998            1997
--------------                        ----             ----            ----
Gross return......................    95.82%          (27.10)%       (20.16)%
Net return........................    94.57%          (27.46)%       (20.37)%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
T. ROWE PRICE INTERNATIONAL
STOCK                                 1999            1998             1997
---------------------------           ----            ----             ----
Gross return......................    31.92%         13.68%           (1.49)%
Net return........................    31.08%         13.01%           (1.90)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%   16.77%   (3.16)%  86.86%    8.17%
Net return........................ 18.13%   (0.31)%   10.14%   21.46%   30.85%   (4.39)%   16.05%   (3.74)%  85.75%    7.51%

                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
ALLIANCE SMALL CAP GROWTH                1999           1998           1997
-------------------------                ----           ----           ----

Gross return......................      27.75%        (4.28)%         26.74%
Net return........................      27.14%        (4.85)%         26.18%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONCLUDED):

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/EVERGREEN                             1999
------------                             ----
Gross return......................       9.70%
Net return........................       9.06%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
MFS EMERGING GROWTH COMPANIES            1999           1998           1997
-----------------------------            ----           ----           ----
Gross return......................      73.62%         34.57%         22.42%
Net return........................      72.63%         33.71%         21.95%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
WARBURG PINCUS
SMALL COMPANY VALUE                    1999            1998            1997
-------------------                    ----            ----            ----
Gross return......................     1.80%          (10.02)%        19.15%
Net return........................     1.19%          (10.55)%        18.65%


ASSET ALLOCATION OPTIONS:

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------                   ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 17.79%    18.11%   15.06%   11.68%   19.75%   (8.02)%   12.28%   (2.84)%  41.26%    0.24 %
Net return........................ 17.09%    17.40%   14.30%   11.00%   19.03%   (8.57)%   11.64%   (3.42)%  40.42%   (0.36)%


                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
INVESTORS                           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------------       ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%    5.72%   19.87%    6.37%
Net return........................  9.48%   13.20%    12.55%    4.57%   19.68%   (4.67)%   10.15%    5.09%   19.16%    5.73%

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 26.58%    19.13%   16.87%   12.61%   26.37%   (3.15)%   15.26%    4.90%   48.89%   10.66%
Net return........................ 25.82%    18.41%   16.07%   11.93%   25.62%   (3.73)%   14.58%    4.27%   48.01%   10.00%


                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                  1999
-----------------------                  ----
Gross return.....................       7.38%
Net return.......................       6.72%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

ASSET ALLOCATION OPTIONS (CONCLUDED):


                                                                    MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,       DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM BALANCED                    1999            1998             1997
------------------                    ----            ----             ----
Gross return......................     0.01%         11.92%           14.38%
Net return........................    (0.56)%        11.14%           14.02%

                                                                    MAY 1 (A) TO
                                        YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH WORLD STRATEGY          1999            1998             1997
----------------------------          ----            ----             ----
Gross return......................    21.35%          6.81%            4.70%
Net return........................    20.62%          6.18%            4.29%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

FIXED INCOME OPTIONS:

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                    1999
----------------------                   ----
Gross return......................      (0.23)%
Net return........................       0.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                    1999
---------------------                    ----
Gross return......................       4.71%
Net return........................       4.10%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE QUALITY BOND                    1999
---------------------                    ----
Gross return......................      (2.25)%
Net return........................      (0.95)%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                      1999
------------------                       ----
Gross return......................      (3.58)%
Net return........................      (4.16)%


EQUITY OPTIONS:

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
---------------------                   ----
Gross return......................      24.88%
Net return........................      24.13%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE EQUITY INDEX                   1999
---------------------                   ----
Gross return......................      20.08%
Net return........................       9.66%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH & INCOME                 1999
------------------------                 ----
Gross return......................      18.37%
Net return........................       6.33%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------


EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return......................      18.97%
Net return........................      18.52%

                                   AUGUST 30 (C) TO
                                    DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return......................       7.10%
Net return........................       6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return......................       3.76%
Net return........................       3.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----

Gross return......................      19.00%
Net return........................      18.23%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                  1999
----------------------                  ----
Gross return......................      8.76%
Net return........................      8.06%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MFS RESEARCH                            1999
------------                            ----
Gross return......................      23.12%
Net return........................      22.38%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/PUTNAM GROWTH & INCOME VALUE         1999
-------------------------------         ----
Gross return......................     (1.27)%
Net return........................     (1.95)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONTINUED):

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE EQUITY INCOME                 1999
---------------------------                 ----
Gross return...........................     3.54%
Net return.............................     2.93%

                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE GLOBAL                             1999
---------------                             ----
Gross return...........................    38.17%
Net return.............................    27.23%

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
ALLIANCE INTERNATIONAL                      1999
---------------------                       ----
Gross return...........................    36.90%
Net return.............................    34.41%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return...........................    95.82%
Net return.............................    94.57%


                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE INTERNATIONAL STOCK           1999
---------------------------------           ----
Gross return...........................    31.92%
Net return.............................    31.08%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return...........................    18.55%
Net return.............................    17.83%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONCLUDED):


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return...........................    27.46%
Net return.............................    26.86%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return...........................     9.70%
Net return.............................     9.06%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return...........................    73.62%
Net return.............................    72.63%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
WARBURG PINCUS SMALL COMPANY VALUE          1999
----------------------------------          ----
Gross return...........................     1.80%
Net return.............................     1.19%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

ASSET ALLOCATION OPTIONS:


                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE BALANCED                        1999
-----------------                        ----
Gross return......................      17.50%
Net return........................      10.98%



                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE CONSERVATIVE INVESTORS         1999
-------------------------------         ----
Gross return......................      9.87%
Net return........................      5.79%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH INVESTORS               1999
-------------------------               ----
Gross return......................     26.27%
Net return........................     15.36%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return......................      7.38%
Net return........................      6.72%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM BALANCED                      1999
--------------------                    ----
Gross return......................      0.01%
Net return........................     (0.56)%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return......................     21.35%
Net return........................     20.62%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

FIXED INCOME OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                          DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     1999     1998      1997     1996     1995     1994     1993           1992
-------------------------------------------     ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%  10.58%         0.90%
Net return.................................... (0.76)%   6.78%    6.33%     2.84%   12.31%   (5.23)%   9.55%         0.56%


                                                                                                                  AUGUST 17 (A) TO
                                                                                                                       TO
                                                                  YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE MONEY MARKET                           1999     1998      1997     1996     1995     1994     1993           1992
---------------------                           ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  4.96%    5.34%    5.42%     5.33%    5.74%    4.02%    3.00%         1.11%
Net return....................................  4.04%    4.39%    4.47%     4.38%    4.80%    3.08%    2.04%         0.77%


                                                                                                         OCTOBER 1 (A) TO
                                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE QUALITY BOND                           1999     1998      1997     1996     1995     1994            1993
---------------------                           ----     ----      ----     ----     ----     ----            ----
Gross return.................................. (2.00)%   8.69%    9.14%     5.36%   17.02%   (5.10)%        (0.51)%
Net return.................................... (2.88)%   7.71%    8.16%     4.41%   15.97%   (5.95)%        (0.73)%


                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE HIGH YIELD                             1999     1998      1997     1996     1995     1994     1993           1992
-------------------                             ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%  23.15%         1.84%
Net return.................................... (4.22)%  (6.00)%   17.40%   21.77%   18.84%   (3.66)%  22.04%         1.50%


EQUITY OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE COMMON STOCK                           1999     1998      1997     1996     1995     1994     1993           1992
----------------------                          ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 25.19%   29.39%    29.40%   24.28%   32.45%   (2.14)%  24.84%         5.28%
Net return.................................... 24.07%   28.22%    28.06%   23.15%   31.26%   (3.02)%  23.70%         4.93%


                                                                                                                MARCH 1 (A) TO
                                                                      YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                                ------------------------------------------------------------  -----------------
ALLIANCE EQUITY INDEX                             1999        1998        1997        1996         1995             1994
--------------------                             ----        ----        ----        ----         ----             ----
Gross return..................................   20.38%      28.07%      32.58%      22.39%       36.48%           1.08%
Net return....................................   19.30%      26.92%      31.38%      21.28%       35.26%           0.33%


                                                                                                        OCTOBER 1 (A) TO
                                                                       YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME                        1999     1998      1997     1996     1995     1994            1993
------------------------                        ----     ----      ----     ----     ----     ----            ----
Gross return.................................. 18.66%   20.86%    26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return.................................... 17.60%   19.78%    25.61%   19.00%   22.96%   (1.47)%        (0.48)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                JUNE 4 (C) TO
                                                DECEMBER 31,
                                              -----------------
EQ/ALLIANCE PREMIER GROWTH                           1999
--------------------------                           ----
Gross return..................................      18.97%
Net return....................................      18.28%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN RESEARCH                            1999
-------------------------                            ----
Gross return..................................       7.10%
Net return....................................       6.46%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN U.S. EQUITY                         1999
--------------------------                           ----
Gross return..................................       3.76%
Net return....................................       3.11%


                                                                               MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY                  1999            1998             1997
--------------------------------                  ----            ----             ----
Gross return..................................    19.00%         11.59%           16.99%
Net return....................................    17.87%         10.58%           16.32%



                                                JUNE 4 (B) TO
                                                DECEMBER 31,
                                              -----------------
MFS GROWTH WITH INCOME                               1999
----------------------                               ----
Gross return..................................       8.76%
Net return....................................       7.74%


                                                                                MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
MFS RESEARCH                                      1999            1998            1997
------------                                      ----            ----            ----
Gross return..................................    23.12%         24.11%           16.07%
Net return....................................    22.01%         22.99%           15.36%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE                   1999            1998            1997
-------------------------------                   ----            ----            ----
Gross return..................................    (1.27)%        12.75%           16.23%
Net return....................................    (2.25)%        11.81%           15.52%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
T. ROWE PRICE EQUITY INCOME FUND                  1999            1998            1997
--------------------------------                  ----            ----            ----
Gross return..................................    3.54%           9.11%           22.11%
Net return....................................    2.62%           8.09%           21.40%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                                                                                AUGUST 17 (A) TO
                                                                   YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------------    ----------------
ALLIANCE GLOBAL                                 1999     1998     1997     1996     1995      1994     1993          1992
---------------                                 ----     ----     ----     ----     ----      ----     ----          ----
Gross return.................................  38.53%   21.80%    11.66%   14.60%   18.81%    5.23%   32.09%         4.87%
Net return...................................  37.28%   20.70%    10.54%   13.56%   17.75%    4.29%   30.93%        44.52%

                                                                                                    APRIL 3 (A) TO
                                                                   YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                               --------------------------------------------------  ----------------
ALLIANCE
INTERNATIONAL                                     1999           1998        1997        1996            1995
-------------                                     ----           ----        ----        ----            ----
Gross return.................................     37.31%        10.57%      (2.98)%      9.82%          11.29%
Net return...................................     36.55%         9.57%      (3.93)%      8.82%          10.55%

                                                                              AUGUST 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                               -----------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY            1999            1998            1997
--------------------------------------            ----            ----            ----
Gross return..................................    95.82%        (27.10)%        (20.16)%
Net return....................................    93.98%        (27.68)%        (20.46)%

                                                                              MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                              ------------------------------  ------------
T. ROWE PRICE INTERNATIONAL STOCK                  1999           1998             1997
---------------------------------                  ----           ----             ----
Gross return..................................    31.92%         13.68%           (1.49)%
Net return....................................    30.68%         12.67%           (2.10)%

                                                                                                                  MARCH 1 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------   --------------
ALLIANCE AGGRESSIVE STOCK                       1999     1998      1997     1996     1995     1994     1993           1992
-------------------------                       ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%  16.77%         11.49%
Net return.................................... 17.77%   (0.62)%    9.81%   21.09%   30.46%   (4.68)%  15.70%         11.11%


                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
ALLIANCE SMALL CAP GROWTH                         1999            1998            1997
-------------------------                         ----            ----            ----
Gross return..................................    27.75%         (4.28)%         26.74%
Net return....................................    26.76%         (5.14)%         25.92%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                              -----------------
EQ/EVERGREEN                                       1999
------------                                       ----
Gross return..................................     9.70%
Net return....................................     8.73%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MFS EMERGING GROWTH COMPANIES                      1999             1998          1997
-----------------------------                      ----             ----          ----
Gross return..................................    73.62%           34.57%         22.42%
Net return....................................    72.11%           33.31%         21.70%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999
RATES OF RETURN:

SURVIVORSHIP 2000
-----------------


EQUITY OPTIONS (CONCLUDED):

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
WARBURG PINCUS SMALL COMPANY VALUE                1999            1998            1997
----------------------------------                ----            ----            ----
Gross return..................................    1.80%          (10.02)%        19.15%
Net return....................................    0.88%          (10.82)%        18.41%


ASSET ALLOCATION OPTIONS:

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE BALANCED                               1999     1998     1997     1996     1995      1994     1993           1992
-----------------                               ----     ----     ----     ----     ----      ----     ----           ----
Gross return.................................. 17.79%   18.11%    15.06%   11.68%   19.75%   (8.02)%  12.28%          5.37%
Net return.................................... 16.73%   17.05%    13.96%   10.67%   18.68%   (8.84)%  11.30%          5.02%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE CONSERVATIVE INVESTORS                 1999     1998      1997     1996     1995     1994      1993         1992
-------------------------------                 ----     ----      ----     ----     ----     ----      ----         ----
Gross return.................................. 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%        1.38%
Net return....................................  9.15%   12.85%    12.21%    4.26%   19.32%   (4.96)%    9.81%        1.04%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE GROWTH INVESTORS                       1999     1998     1997     1996      1995     1994     1993           1992
-------------------------                       ----     ----     ----     ----      ----     ----     ----           ----
Gross return.................................. 26.58%   19.13%    16.87%   12.61%   26.37%   (3.15)%  15.26%         6.89%
Net return.................................... 25.44%   18.06%    15.72%   11.59%   25.24%   (4.02)%  14.24%         6.53%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                               ----------------
EQ/EVERGREEN FOUNDATION                              1999
-----------------------                              ----
Gross return..................................       7.38%
Net return....................................       6.14%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
EQ/PUTNAM BALANCED                                 1999            1998            1997
------------------                                 ----            ----            ----
Gross return..................................     0.01%           11.92%         14.38%
Net return....................................    (0.86)%          10.81%         13.79%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MERRILL LYNCH WORLD STRATEGY                       1999             1998           1997
----------------------------                       ----             ----           ----
Gross return..................................    21.35%            6.81%          4.70%
Net return....................................    20.25%            5.86%          4.08%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


FIXED INCOME OPTIONS:


                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                      1999             1998             1997             1996             1995
--------------------------------                ----             ----             ----             ----             ----
Gross return .........................          0.02%            7.74%            7.29%            3.78%           13.31%
Net return ...........................          0.02%            7.74%            7.29%            3.78%           13.31%

ALLIANCE MONEY MARKET
----------------------
Gross return .........................          4.96%            5.34%            5.42%            5.33%            5.69%
Net return ...........................          4.96%            5.34%            5.42%            5.33%            5.69%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................         (2.00)%           8.69%            9.14%            5.36%           17.13%
Net return ...........................         (2.00)%           8.69%            9.14%            5.36%           17.13%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%
Net return ...........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%


EQUITY OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                           1999             1998             1997             1996             1995
---------------------                           ----             ----             ----             ----             ----
Gross return .........................         25.19%           29.39%           29.40%           24.28%           33.07%
Net return ...........................         25.19%           29.39%           29.40%           24.28%           33.07%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................         20.38%           28.07%           32.57%           22.38%           36.53%
Net return ...........................         20.38%           28.07%           32.57%           22.38%           36.53%

ALLIANCE GROWTH & INCOME
------------------------
Gross return .........................         18.66%           20.86%           26.90%           20.09%           24.38%
Net return ...........................         18.66%           20.86%           26.90%           20.09%           24.38%


                                            JUNE 4 (C) TO
                                            DECEMBER 31,
                                          ------------------
EQ/ALLIANCE PREMIER GROWTH                      1999
--------------------------                      ----
Gross return .........................         18.97%
Net return ...........................         19.55%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                           AUGUST 30 (C) TO
                                             DECEMBER 31,
                                          ------------------
CAPITAL GUARDIAN RESEARCH                       1999
-------------------------                       ----
Gross return .........................          7.10%
Net return ...........................          8.04%

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Gross return .........................          3.76%
Net return ...........................          3.56%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH BASIC VALUE EQUITY               1999             1998               1997
--------------------------------               ----             ----               ----
Gross return .........................         19.00%           11.59%             17.02%
Net return ...........................         19.00%           11.59%             17.02%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
MFS GROWTH WITH INCOME                         1999
----------------------                         ----
Gross return .........................         8.76%
Net return ...........................         3.50%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS RESEARCH                                   1999             1998               1997
------------                                   ----             ----               ----
Gross return .........................         23.12%           24.11%             16.05%
Net return ...........................         23.12%           24.11%             16.05%

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Gross return .........................         (1.27)%          12.75%             14.48%
Net return ...........................         (1.27)%          12.75%             14.48%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return .........................          3.54%            9.11%             22.13%
Net return ...........................          3.54%            9.11%             22.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                1999             1998             1997             1996             1995
---------------                                ----             ----             ----             ----             ----
Gross return .........................         38.53%           21.80%           11.66%           14.60%           19.38%
Net return ...........................         38.53%           21.80%           11.66%           14.60%           19.38%


                                                                                                    APRIL 30 (A) TO
                                                     YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                        ---------------------------------------------------   --------------------------------
ALLIANCE INTERNATIONAL                          1999             1998             1997             1996             1995
----------------------                          ----             ----             ----             ----             ----
Gross return .........................         37.31%           10.57%           (3.05)%           9.81%           11.29%
Net return ...........................         37.31%           10.57%           (3.05)%           9.81%           11.29%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
MORGAN STANLEY EMERGING MARKETS EQUITY         1999             1998               1997
--------------------------------------         ----             ----               ----
Gross return .........................         95.82%          (27.10)%          (20.19)%
Net return ...........................         95.82%          (27.10)%          (20.19)%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK              1999             1998               1997
---------------------------------              ----             ----               ----
Gross return .........................         31.92%           13.68%            (1.50)%
Net return ...........................         31.92%           13.68%            (1.50)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONCLUDED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                       1999             1998             1997             1996             1995
-------------------------                       ----             ----             ----             ----             ----
Gross return .........................         18.84%            0.29%           10.94%           22.20%           33.00%
Net return ...........................         18.84%            0.29%           10.94%           22.20%           33.00%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
ALLIANCE SMALL CAP GROWTH                       1999             1998             1997
-------------------------                       ----             ----             ----
Gross return .........................         27.75%           (4.28)%          26.69%
Net return ...........................         27.75%           (4.28)%          26.69%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN                                   1999
------------                                   ----
Gross return .........................         9.70%
Net return ...........................         7.10%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                  1999             1998               1997
-----------------------------                  ----             ----               ----
Gross return .........................         73.62%           34.57%            22.44%
Net return ...........................         73.62%           34.57%            22.44%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
WARBURG PINCUS SMALL COMPANY VALUE              1999             1998               1997
----------------------------------              ----             ----               ----
Gross return .........................          1.80%          (10.02)%           19.13%
Net return ...........................          1.80%          (10.02)%           19.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


ASSET ALLOCATION OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE BALANCED                              1999             1998             1997             1996             1995
-----------------                              ----             ----             ----             ----             ----
Gross return .........................         17.79%           18.11%           15.06%           11.68%           20.32%
Net return ...........................         17.79%           18.11%           15.06%           11.68%           20.32%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................         10.14%           13.88%           13.25%            5.21%           20.59%
Net return ...........................         10.14%           13.88%           13.25%            5.21%           20.59%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................         26.58%           19.13%           16.87%%          12.61%           26.92%
Net return ...........................         27.58%           19.13%           16.87%%          12.61%           26.92%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN FOUNDATION                       1999
-----------------------                       ----
Gross return .........................        7.38%
Net return ...........................        6.97%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  --------------
EQ/PUTNAM BALANCED                              1999            1998               1997
------------------                              ----            ----               ----
Gross return .........................          0.01%           11.92%            14.48%
Net return ...........................          0.01%           11.92%            14.48%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH WORLD STRATEGY                    1999             1998               1997
----------------------------                    ----             ----               ----
Gross return .........................         21.35%            6.81%             4.71%
Net return ...........................         21.35%            6.81%             4.71%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


FIXED INCOME OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                            1999              1998               1997                 1996
---------------------                            ----              ----               ----                 ----
Gross return .........................           0.02%             7.74%              7.29%                3.78%
Net return ...........................          (0.66)%            6.88%              6.43%                4.49%

ALLIANCE MONEY MARKET
---------------------
Gross return .........................           4.96%             5.34%              5.42%                5.33%
Net return ...........................           4.14%             4.50%              4.57%                2.98%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................          (2.00)%            8.69%              9.14%                5.36%
Net return ...........................          (2.78)%            7.82%              8.27%                7.86%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................          (3.35)%           (5.15)%            18.47%               22.89%
Net return ...........................          (4.13)%           (5.91)%            17.52%               13.90%

EQUITY OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE COMMON STOCK                           1999              1998               1997                  1996
---------------------                           ----              ----               ----                  ----
Gross return .........................          25.19%           29.39%              29.40%               24.28%
Net return ...........................          24.19%           28.35%              28.18%               17.44%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................          20.38%           28.07%              32.58%               22.39%
Net return ...........................          19.42%           27.05%              31.51%               16.25%

ALLIANCE GROWTH AND INCOME
--------------------------
Gross return .........................          18.66%           20.86%              26.90%               20.09%
Net return ...........................          17.71%           19.90%              25.74%               15.63%


                                           JUNE 4 (C) TO
                                            DECEMBER 31,
                                         -------------------
EQ/ALLIANCE PREMIER GROWTH                       1999
--------------------------                       ----
Gross return .........................          18.97%
Net return ...........................          18.36%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN RESEARCH                        1999
-------------------------                        ----
Gross return .........................           7.10%
Net return ...........................           6.53%


                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN U.S. EQUITY                     1999
----------------------------                     ----
Gross return .........................           3.76%
Net return ...........................           3.28%


                                                                                MAY 1 (A) TO
                                               YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  -----------------
MERRILL LYNCH BASIC VALUE EQUITY                1999              1998               1997
--------------------------------                ----              ----               ----
Gross return .........................          19.00%           11.59%              16.99%
Net return ...........................          17.99%           10.69%              16.40%


                                           JUNE 4 (B) TO
                                            DECEMBER 31,
                                         -------------------
MFS GROWTH WITH INCOME                           1999
----------------------                           ----
Gross return .........................           8.76%
Net return ...........................           7.85%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS RESEARCH                                    1999             1998               1997
------------                                    ----             ----               ----
Gross return..........................          23.12%           24.11%            16.07%
Net return............................          22.13%           23.11%            15.43%

EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------
Gross return..........................          (1.27)%          12.75%            16.23%
Net return............................          (2.15)%          11.92%            13.87%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return..........................           3.54%            9.11%            22.11%
Net return............................           2.73%            8.20%            21.48%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                                                                               AUGUST 5 (A) TO
                                                      YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         ----------------------------------------------------  ----------------
ALLIANCE GLOBAL                                  1999             1998               1997           1996
---------------                                  ----             ----               ----           ----
Gross return .........................          38.53%           21.80%              11.66%        14.60%
Net return ...........................          37.42%           20.83%              10.65%         6.78%

ALLIANCE INTERNATIONAL
----------------------
Gross return .........................          37.31%           10.57%              (2.98)%        9.82%
Net return ...........................          36.68%            9.68%              (3.83)%        2.11%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY          1999             1998               1997
--------------------------------------          ----             ----               ----
Gross return..........................          95.82%          (27.10)%          (20.16)%
Net return............................          94.18%          (27.60)%          (20.43)%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK               1999             1998               1997
---------------------------------               ----             ----               ----
Gross return..........................          31.92%           13.68%            (1.49)%
Net return............................          30.81%           12.79%            (2.03)%


                                                                                                 AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         -----------------------------------------------------   ---------------
ALLIANCE AGGRESSIVE STOCK                       1999              1998                1997              1996
-------------------------                       ----              ----                ----              ----
Gross return .........................          18.84%            0.29%              10.94%            22.20%
Net return ...........................          17.89%           (0.52)%              9.92%             6.22%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
ALLIANCE SMALL CAP GROWTH                       1999             1998               1997
-------------------------                       ----             ----               ----
Gross return..........................          27.75%           (4.28)%           26.74%
Net return............................          26.89%           (5.04)%           26.01%


                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                         ------------------
EQ/EVERGREEN                                    1999
------------                                    ----
Gross return..........................          9.70%
Net return............................          6.81%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS: (CONCLUDED):

                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                   1999             1998               1997
-----------------------------                   ----             ----               ----
Gross return..........................         73.62%           34.57%            22.42%
Net return............................         72.28%           33.44%            21.78%

WARBURG PINCUS SMALL COMPANY VALUE
-----------------------------------
Gross return..........................          1.80%          (10.02)%           19.15%
Net return............................          0.99%          (10.73)%           18.49%


ASSET ALLOCATION OPTIONS:

                                                                                                  AUGUST 5 (A)
                                                                                                       TO
                                                        YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                                         ------------------------------------------------------- ---------------
ALLIANCE BALANCED                               1999              1998               1997              1996
-----------------                               ----              ----               ----              ----
Gross return .........................          17.79%           18.11%              15.06%           11.68%
Net return ...........................          16.85%           17.17%              14.07%            8.67%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................          10.14%           13.88%              13.25%            5.21%
Net return ...........................           9.26%           12.97%              12.32%            7.94%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................          26.58%           19.13%              16.87%           12.61%
Net return ...........................          25.57%           18.18%              15.84%            9.38%

                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                        -------------------
EQ/EVERGREEN FOUNDATION                         1999
-----------------------                         ----
Gross return..........................          7.38%
Net return............................          9.83%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
EQ/PUTNAM BALANCED                              1999             1998               1997
------------------                              ----             ----               ----
Gross return..........................          0.01%            11.92%            14.38%
Net return............................         (0.76)%           10.92%            13.87%

MERRILL LYNCH WORLD STRATEGY
----------------------------
Gross return..........................         21.35%             6.81%             4.70%
Net return............................         20.37%             5.97%             4.15%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SP-FLEX
-------

FIXED INCOME OPTIONS:

                                                                                                            APRIL 1 (A) TO
ALLIANCE INTERMEDIATE                                  YEARS ENDED DECEMBER 31,                              DECEMBER 31,
GOVERNMENT                    ---------------------------------------------------------------------------  -------------------
SECURITIES                      1999     1998      1997     1996     1995      1994     1993     1992            1991
----------                      ----     ----      ----     ----     ----      ----     ----     ----            ----
Gross return..............      0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%   10.58%    5.60%          12.10%
Net return................     (1.65)%   5.82%    5.38%     1.91%   11.31%   (6.08)%    8.57%    3.71%          10.59%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET           1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
---------------------           ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............      4.96%    5.34%    5.42%    5.33%     5.74%    4.02%    3.00%    3.56%     6.17%    8.24%
Net return................      3.11%    3.46%    3.54%    3.44%     3.86%    2.17%    1.13%    1.71%     4.29%    6.30%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE QUALITY BOND              1999            1998           1997            1996            1995             1994
---------------------              ----            ----           ----            ----            ----             ----
Gross return..............        (2.00)%          8.69%          9.14%           5.36%           17.02%          (2.20)%
Net return................        (3.75)%          6.75%          7.19%           3.47%           14.94%          (2.35)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD             1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-------------------             ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     (3.35)%  (5.15)%  18.47%    22.89%   19.92%   (2.79)%  23.15%    12.31%   24.46%   (1.12)%
Net return................     (5.08)%  (6.84)%  16.35%    20.68%   17.79%   (4.52)%  20.96%    10.30%   22.25%   (2.89)%

EQUITY OPTIONS:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK           1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------------           ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     25.19%   29.39%   29.40%    24.28%   32.45%   (2.14)%  24.84%    3.23%    37.87%   (8.12)%
Net return................     22.96%   27.08%   26.91%    22.04%   30.10%   (3.88)%  22.60%    1.38%    35.43%   (9.76)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE EQUITY INDEX               1999          1998           1997            1996            1995              1994
---------------------               ----          ----           ----            ----            ----              ----
Gross return..............         20.38%         28.07%         32.58%          22.39%          36.48%           (2.54)%
Net return................         18.24%         25.79%         30.21%          20.19%          34.06%           (2.69)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH & INCOME           1999           1998            1997           1996           1995               1994
------------------------           ----           ----            ----           ----           ----               ----
Gross return..............        18.66%         20.86%          26.90%         20.09%         24.07%             (3.40)%
Net return................        16.55%         18.71%          24.50%         17.93%         21.87%             (3.55)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                 1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------                 ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     38.53%   21.80%   11.66%    14.60%   18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%
Net return................     36.06%   19.63%    9.56%    12.54%   16.70%    3.36%   29.77%   (2.28)%   28.23%   (7.75)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN (CONCLUDED):
SP-FLEX
-------


EQUITY OPTIONS (CONCLUDED):

                                                                                               APRIL 3 (A) TO
                                         YEARS ENDED DECEMBER 31,                               DECEMBER 31,
                              ---------------------------------------------------------------- ----------------
ALLIANCE INTERNATIONAL             1999            1998           1997            1996              1995
----------------------             ----            ----           ----            ----              ----
Gross return..............         37.31%         10.57%         (3.05)%          9.82%            11.29%
Net return................         35.33%          8.60%         (4.78)%          7.84%             9.82%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK      1999      1998     1997     1996      1995     1994     1993     1992      1991     1990
-------------------------      ----      ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     18.84%    0.29%   10.94%    22.20%   31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%
Net return................     16.72%   (1.50)%   8.83%    20.00%   29.30%   (5.53)%  14.67%   (4.89)%   83.54%    6.23%

ASSET ALLOCATION SERIES:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED              1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-----------------              ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return.................. 17.79%   18.11%   15.06%    11.68%   19.75%   (8.02)%  12.28%    (2.83)%  41.27%    0.24 %
Net return.................... 15.69%   16.01%   12.94%     9.67%   17.62%   (9.66)%  10.31%    (4.57)%  38.75%   (1.56)%


                                                                                                           SEPTEMBER 1 (A) TO
ALLIANCE                                                 YEARS ENDED DECEMBER 31                              DECEMBER 31,
CONSERVATIVE                  ---------------------------------------------------------------------------  -------------------
INVESTORS                           1999            1998           1997            1996            1995            1994
---------                           ----            ----           ----            ----            ----            ----
Gross return..................      10.14%          13.88%        13.25%          5.21%           20.40%          (1.83)%
Net return....................       8.18%          11.85%        11.21%          3.32%           18.26%          (1.98)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH INVESTORS          1999            1998            1997           1996            1995             1994
-------------------------          ----            ----            ----           ----            ----             ----
Gross return..................     26.58%          19.13%          16.87%         12.61%          26.37%          (3.16)%
Net return....................     24.33%          17.00%          14.69%         10.58%          24.12%          (3.31)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-53

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


APPENDIX I: INVESTMENT PERFORMANCE RECORD

----------------
 AA-1
--------------------------------------------------------------------------------
APPENDIX I: INVESTMENT PERFORMANCE RECORD


 The tables below show performance information for the variable investment options. The performance shown for each option equals the performance of the Portfolio corresponding to that option, reduced by the current rate of the policies' mortality and expense risk charge (.60% annual rate). You can find more information about the performance of the Portfolios in the EQ Advisors Trust prospectus attached at the end of this prospectus. The performance figures on which the tables are based are after deduction of all fees and expenses paid by the Trust or any of the Portfolios.


 For periods prior to October 18, 1999, the "Alliance" Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these Portfolios became corresponding Portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust Portfolio and any predecessors that it may have had.

 The tables below, however, do not take into account the following additional charges that we will deduct under your policy: (1) the sales charge and the tax charge that we deduct from each premium payment you make; (2) the monthly cost of insurance charge; (3) the policies' monthly administrative charge; (4) the death benefit guarantee charge; (5) the surrender charges; or (6) any charge for optional rider benefits you may select. For more information about these charges, see "Charges and expenses you will pay" in this prospectus. If we reflected these charges, the performance shown below would be reduced. We have not done so, however, because the actual impact of these charges on a particular policy varies considerably based on such factors as the insurance risk characteristics of the insured person; the face amount and other options you select for your policy; the state of policy issuance; the amount and timing of your premium payments; and whether you make transfers or withdrawals, take policy loans, or surrender your policy. In order to better understand how the charges we have omitted from the below tables will affect your policy's value, you should refer to your Illustrations of Policy Benefits that your financial professional will provide. You can request Equitable Life or your financial professional to provide you with such illustrations at any time, whether before or after you purchase a policy.

----------------
 AA-2
--------------------------------------------------------------------------------
APPENDIX I: INVESTMENT PERFORMANCE RECORD



AVERAGE ANNUAL RATE OF RETURN AFTER
DEDUCTION OF MORTALITY AND EXPENSE
RISK CHARGE FOR PERIODS ENDING
DECEMBER 31, 1999*



------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                           1 YR.     3 YRS.    5 YRS.
------------------------------------------------------------------------------------
FIXED INCOME
------------------------------------------------------------------------------------
  Alliance High Yield ............................  (3.93%)      2.17%     9.20%
  Alliance Intermediate Government Securities       (0.46%)      4.37%     5.73%
  Alliance Money Market ..........................   4.35%       4.61%     4.73%
  Alliance Quality Bond ..........................  (2.59%)      4.52%     6.82%

------------------------------------------------------------------------------------
DOMESTIC STOCKS
------------------------------------------------------------------------------------
  EQ/Aggressive Stock ............................  18.13%       9.06%    15.57%
  Alliance Common Stock ..........................  24.44%      27.15%    27.30%
  Alliance Equity Index ..........................  19.66%      26.15%    27.07%
  Alliance Growth & Income .......................  17.95%      21.31%    21.32%
  Alliance Small Cap Growth ......................  27.14%          -         -
  EQ/Evergreen ...................................   9.06%          -         -
  EQ/Putnam Growth & Income Value ................  (1.95%)         -         -
  MFS Emerging Growth Companies ..................  72.63%          -         -
  MFS Growth with Income .........................   8.06%          -         -
  MFS Research ...................................  22.38%          -         -
  Mercury Basic Value Equity .....................  18.23%          -         -
  T. Rowe Price Equity Income ....................   2.93%          -         -
  Warburg Pincus Small Company Value .............   1.19%          -         -

------------------------------------------------------------------------------------
INTERNATIONAL STOCKS
------------------------------------------------------------------------------------
  Alliance Global ................................  37.70%      22.72%    19.98%
  Alliance International .........................  36.96%      13.20%        -
  Morgan Stanley Emerging Markets Equity .........  94.57%          -         -
  T. Rowe Price International Stock ..............  31.08%          -         -
------------------------------------------------------------------------------------


                                                                          SINCE PORTFOLIO INCEPTION
-----------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION                          10 YRS.    20 YRS.           (DATE**)
-------------------------------------------------- ---------- ---------- ---------------------------
FIXED INCOME
-----------------------------------------------------------------------------------------------------
  Alliance High Yield ............................  9.57%         -         8.70%          (1/2/87)
  Alliance Intermediate Government Securities          -          -         5.64%          (4/1/91)
  Alliance Money Market ..........................  4.54%         -         6.31%         (7/13/81)
  Alliance Quality Bond ..........................     -          -         4.33%         (10/1/93)

-----------------------------------------------------------------------------------------------------
DOMESTIC STOCKS
-----------------------------------------------------------------------------------------------------
  EQ/Aggressive Stock ............................ 15.96%         -        17.16%         (1/27/86)
  Alliance Common Stock .......................... 17.88%     17.68%       16.04%         (1/13/76)
  Alliance Equity Index ..........................     -          -        22.89%          (3/1/94)
  Alliance Growth & Income .......................     -          -        16.42%         (10/1/93)
  Alliance Small Cap Growth ......................     -          -        17.18%          (5/1/97)
  EQ/Evergreen ...................................     -          -         9.06%        (12/31/98)
  EQ/Putnam Growth & Income Value ................     -          -         9.46%          (5/1/97)
  MFS Emerging Growth Companies ..................     -          -        47.38%          (5/1/97)
  MFS Growth with Income .........................     -          -         8.06%        (12/31/98)
  MFS Research ...................................     -          -        23.20%          (5/1/97)
  Mercury Basic Value Equity .....................     -          -        17.23%          (5/1/97)
  T. Rowe Price Equity Income ....................     -          -        12.14%          (5/1/97)
  Warburg Pincus Small Company Value .............     -          -         2.71%          (5/1/97)

-----------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS
-----------------------------------------------------------------------------------------------------
  Alliance Global ................................ 15.14%         -        13.78%         (8/27/87)
  Alliance International .........................     -          -        12.56%          (4/3/95)
  Morgan Stanley Emerging Markets Equity .........     -          -         5.07%         (8/20/97)
  T. Rowe Price International Stock ..............     -          -        15.04%          (5/1/97)
-----------------------------------------------------------------------------------------------------

----------------
 AA-3
--------------------------------------------------------------------------------
APPENDIX I: INVESTMENT PERFORMANCE RECORD



                                                                                                    Since Portfolio Inception
Variable Investment Option                    1 yr.     3 yrs.      5 yrs.     10 yrs.   20 yrs.            (Date**)
-------------------------------------------------------------------------------------------------------------------------------
BALANCED/HYBRID INVESTMENT OPTIONS
--------------------------------------------------------------------------------------------------------------------------------
  Alliance Conservative Investors .........   9.48%     11.73%      11.79%       9.27%     -           9.34%         (10/2/89)
  Alliance Growth Investors ...............  25.82%     20.03%      19.45%      16.37%     -          16.36%         (10/2/89)
  EQ/Balanced .............................  17.09%     16.26%      15.73%      11.09%     -          12.40%         (1/27/86)
  EQ/Evergreen Foundation .................   6.72%         -           -           -      -           6.72%        (12/31/98)
  EQ/Putnam Balanced ......................  (0.56%)        -           -           -      -           9.05%          (5/1/97)
  Mercury World Strategy ..................  20.62%         -           -           -      -          11.45%          (5/1/97)
--------------------------------------------------------------------------------------------------------------------------------



* No performance information is shown for EQ/Alliance Technology as that Portfolio had not received its initial funding prior to December 31, 1999. Additionally, no performance information is shown for EQ/Alliance Premier Growth, Capital Guardian Research or Capital Guardian U.S. Equity as these Portfolios became available after December 31, 1998. The inception dates for these Portfolios is April 30, 1999.

** The inception date shown is the date that the relevant Portfolio (or its predecessor) received its initial funding.


In some cases, the return information shown above includes a period of time prior to when Separate Account FP first offered a corresponding variable investment option under any form of variable life insurance policy. Therefore, the below table provides additional performance information from the date that those investment options actually received initial funding.





----------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION     AVERAGE ANNUAL RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1999
                                SINCE VARIABLE INVESTMENT OPTION INCEPTION (DATE)
----------------------------------------------------------------------------------------------------
  Alliance Common Stock           17.69% (1/27/86)
  Alliance Money Market            5.17% (1/27/86)
----------------------------------------------------------------------------------------------------


Unlike the rate of return tables above, the following yield information does not include capital gains and losses that the Portfolios corresponding to the indicated variable investment options may have experienced.




----------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION                       ANNUALIZED YIELD FOR PERIODS
                                                  ENDING DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------
                                                  7 DAYS                             30 DAYS
----------------------------------------------------------------------------------------------------
  Alliance High Yield                                -                               12.59%
  Alliance Intermediate Government Securities        -                                5.28%
  Alliance Money Market                           4.67%                                  -
  Alliance Quality Bond                              -                                6.05%
----------------------------------------------------------------------------------------------------


The information in the tables above is not a guarantee, a prediction, or necessarily an indication of future performance.

APPENDIX II: OUR DATA ON MARKET PERFORMANCE

----------------
 BB-1
--------------------------------------------------------------------------------
APPENDIX II: OUR DATA ON MARKET PERFORMANCE


 In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:


 o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;


 o other appropriate indices of investment securities and averages for peer universes of mutual funds; or


 o  data developed by us derived from such indices or averages.

 We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

---------------------------------------------------------------------
 Barron's                                  Money Management Letter
 Morningstar's Variable Annuities/Life     Investment Dealers Digest
 Business Week                             National Underwriter
 Forbes                                    Pension & Investments
 Fortune                                   USA Today
 Institutional Investor                    Investor's Daily
 Money                                     The New York Times
 Kiplinger's Personal Finance              The Wall Street Journal
 Financial Planning                        The Los Angeles Times
 Investment Advisor                        The Chicago Tribune
 Investment Management Weekly
---------------------------------------------------------------------

 Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

 The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


 o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and


 o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

 The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.


 LONG-TERM MARKET TRENDS

 The following chart presents historical return trends for various types of securities. The information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your Incentive Life Plus premiums.

 Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.

----------------
 BB-2
--------------------------------------------------------------------------------
APPENDIX II: OUR DATA ON MARKET PERFORMANCE



 The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

 The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.


AVERAGE ANNUAL RATES OF RETURN




---------------------------------------------------------------------------------------------------------------------------
                                             LONG-TERM       LONG-TERM     INTERMEDIATE-
FOR THE FOLLOWING PERIODS       COMMON       GOVERNMENT      CORPORATE      TERM GOV'T    U.S. TREASURY      CONSUMER
ENDING DECEMBER 31, 1999        STOCKS         BONDS           BONDS           BONDS          BILLS         PRICE INDEX
---------------------------------------------------------------------------------------------------------------------------
1 Year                           21.04%        (8.96)%        (7.45)%         (1.77)%         4.68%            2.81%
3 Years                          27.56%         6.04%          5.01%           5.47%          4.93%            2.04%
5 years                          28.55%         9.24%          8.35%           6.95%          5.12%            2.39%
10 years                         18.20%         8.79%          8.36%           7.20%          4.92%            2.94%
20 years                         17.87%        10.69%         10.66%           9.53%          6.89%            4.01%
30 years                         13.72%         8.94%          9.17%           8.68%          6.69%            5.12%
40 years                         12.22%         7.01%          7.24%           7.35%          5.98%            4.46%
50 years                         13.61%         5.56%          5.97%           6.12%          5.15%            4.01%
60 years                         12.86%         5.17%          5.42%           5.39%          4.34%            4.24%
Since 1926                       11.35%         5.12%          5.61%           5.22%          3.79%            3.07%
Inflation Adjusted Since 1926     8.03%         1.98%          2.46%           2.08%          0.69%            0.00%
---------------------------------------------------------------------------------------------------------------------------



 Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK, (TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

 Common Stocks (S&P 500) - Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

 Long-Term Government Bonds - Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

 Long-Term Corporate Bonds - For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

 Intermediate-Term Government Bonds - Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

 U.S. Treasury Bills - Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

 Consumer Price Index - Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

APPENDIX III: AN INDEX OF KEY WORDS AND PHRASES

----------------
 CC-1
--------------------------------------------------------------------------------
APPENDIX III: AN INDEX OF KEY WORDS AND PHRASES


This index should help you locate more information on the terms used in this prospectus.



                                      PAGE
account value                           22
Administrative Office                    5
administrative surrender charge          8
age                                     35
Allocation Date                         15
alternative death benefit               16
amount at risk                          40
anniversary                             35
assign; assignment                      33
automatic transfer service              24
AXA Advisors, LLC                       43
AXA Financial, Inc.                      4
basis                                   29
beneficiary                             20
business day                            34
Cash Surrender Value                    25
Code                                    28
collateral                              25
cost of insurance charge             7, 40
cost of insurance rates                 40
day                                     34
death benefit guarantee                 14
default                                 13
dollar cost averaging service           23
EQAccess                                 5
EQ Advisors Trust                       15
EQ Financial Consultants                43
Equitable Life                           4
Equitable Access Account                20
face amount                             16
grace period                            13
guaranteed interest option              16
Guaranteed Interest Account             16
Incentive Life Plus                  cover
insured person                          16
Investment Funds                        15
investment option                       15
issue date                              35
lapse                                   13
loan, loan interest                     25

                                      PAGE
matures, maturity, maturity date        27
modified endowment contract             13
month, year                             35
monthly deduction                    7, 41
monthly insurance charge                40
net cash surrender value                26
no-lapse guarantee                      14
option A, B                             16
our                                      2
owner                                    2
partial withdrawal                      26
payment option                          20
planned periodic premium                13
policy                               cover
Portfolio                            cover
premium payments                        13
premium surrender charge                 8
prospectus                           cover
rebalancing                             24
receive                                 34
restore, restoration                    14
rider                                   19
SEC                                  cover
Separate Account FP                     37
specified premium                       14
state                                    2
subaccount                              37
surrender                               26
surrender charges                        8
target premium                           8
telephone transfers                     23
transfers                               23
Trust                                   15
units                                   22
unit values                             22
us                                       2
variable investment option           cover
we                                       2
withdrawal                              26
you, your                                2

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies

           IL Protector(R)
           IL COLI
           Incentive Life Plus(R)
           Survivorship 2000
           Special Offer Policy
           Incentive Life 2000
           Champion 2000
           Incentive Life


PROSPECTUS SUPPLEMENT DATED MAY 1, 2000

--------------------------------------------------------------------------------


This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*



NEW INVESTMENT OPTIONS. Beginning on or about May 22, 2000 you will have a new variable investment option (Fund) available under your policy:


o  EQ/Alliance Technology**


Alliance Capital Management L.P. is the investment advisor for this new Portfolio of EQ Advisors Trust. See "Investment Portfolios" below, as well as the EQ Advisors Trust prospectus attached to this supplement, for more information.



EQUITABLE. The information under the heading "Equitable" in your prospectus is updated as follows:


EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other



----------------------


* The dates of such prior prospectuses are listed for your information in Appendix C to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.
** This option may not be available in California.

    Copyright 2000 The Equitable Life Assurance Society of the United States. All rights reserved. IL Protector(R) and Incentive Life Plus(R) are registered service marks of The Equitable Life Assurance Society of the United States.

2
--------------------------------------------------------------------------------

information or materials that we provide in connection with your policy or the portfolios, you can contact us
---------------------------------------------------------
BY MAIL:
---------------------------------------------------------
at the Post Office Box for our Administrative Office:
P.O. Box 1047
Charlotte, North Carolina 28201-1047

---------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
---------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life
National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, N.C. 28277

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BY TOLL-FREE PHONE:
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1-888-855-5100
(automated system available 22 hours a day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time)

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BY E-MAIL:
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life-service@equitable.com

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BY FAX:
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1-704-540-9714

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BY INTERNET:
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Our Web site (www.equitable.com) can also provide information; some of the forms listed below are available for you to print out through our Web site by clicking on "Contact Us." You can also access your policy information through our Web site by enrolling in EQAccess.


We require that the following types of communications be on specific forms we provide for that purpose:



(1)  request for dollar cost averaging (our automatic transfer service);
(2) authorization for telephone transfers by a person who is not both the sole insured person and the owner;
(3)  request for asset rebalancing; and
(4)  designation of new policy owner(s).


We also have specific forms that we recommend you use for the following:


(a)  policy surrenders;
(b)  address changes;
(c)  beneficiary changes;
(d)  transfers among investment options; and
(e)  changes in allocation percentages for premiums and deductions.



You can change your allocation and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess Requests" below.



Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners, all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

3
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You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


TELEPHONE AND EQACCESS REQUESTS. If you are both the sole owner and an insured person under your policy, you may call 1-888-855-5100 (toll free) from a touch tone phone to make the following types of requests:


   o   policy loans
   o   changes of address
   o   changes of premium allocation percentages
   o   transfers among investment options (Funds)


If you are not both an insured person and the owner, you may send us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.


By the end of 2000, we anticipate that you will be able to make transfers among investment options (Funds) and changes in premium allocation percentages over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transactions apply to EQAccess transactions.


We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.


We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general

4
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security and/or integrity of our automated systems (see discussion of "Market timing" below).


Any telephone or Internet transaction request that you make after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.


ASSET REBALANCING. Over time, your relative position in each investment option may change due to the fluctuation of unit prices, premium payments, monthly deductions and other transactions. Asset rebalancing, which we introduced last year, can be useful to you if you wish to maintain a specified asset mix.


The following description replaces the description of our asset rebalancing service in your prospectus (or supplement):


OUR ASSET REBALANCING SERVICE
You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


You may request the asset rebalancing service at any time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. Subsequent periodic rebalancings will occur quarterly, semiannually or annually, as you have requested.


INVESTMENT PORTFOLIOS. Your policy offers the investment Portfolios listed in the table below, along with the Guaranteed Interest Account.

5
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In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses paid by each Portfolio for the year ended December 31, 1999, except as otherwise noted. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.


-----------------------------------------------------------------------------------------------------------------------
                                                                    1999 FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                                    TOTAL       FEE WAIVERS  NET TOTAL
                                           MANAGEMENT                  OTHER       ANNUAL    AND/OR EXPENSE     ANNUAL
                                               FEE(1)  12B-1 FEE EXPENSES(2)     EXPENSES REIMBURSEMENTS(3)   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(4)                          0.60%         --       0.04%        0.64%                --      0.64%
-----------------------------------------------------------------------------------------------------------------------
EQ/Balanced(5)                                  0.57%         --       0.05%        0.62%                --      0.62%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           0.46%         --       0.04%        0.50%                --      0.50%
-----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 0.60%         --       0.07%        0.67%                --      0.67%
-----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           0.25%         --       0.05%        0.30%                --      0.30%
-----------------------------------------------------------------------------------------------------------------------
Alliance Global                                 0.73%         --       0.09%        0.82%                --      0.82%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                        0.59%         --       0.05%        0.64%                --      0.64%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       0.57%         --       0.05%        0.62%                --      0.62%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             0.60%         --       0.05%        0.65%                --      0.65%
-----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
Securities                                      0.50%         --       0.07%        0.57%                --      0.57%
-----------------------------------------------------------------------------------------------------------------------

Alliance International                          0.85%         --       0.20%        1.05%                --      1.05%
-----------------------------------------------------------------------------------------------------------------------

Alliance Money Market                           0.34%         --       0.05%        0.39%                --      0.39%
-----------------------------------------------------------------------------------------------------------------------

EQ/Alliance Premier Growth(6)                   0.90%      0.25%       0.23%        1.38%             0.23%      1.15%
-----------------------------------------------------------------------------------------------------------------------

Alliance Quality Bond                           0.53%         --       0.05%        0.58%                --      0.58%
-----------------------------------------------------------------------------------------------------------------------

Alliance Small Cap Growth(7)                    0.75%         --       0.07%        0.82%                --      0.82%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(8)                       0.90%      0.25%       0.10%        1.25%             0.10%      1.15%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(6)                    0.65%      0.25%       0.47%        1.37%             0.42%      0.95%
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Capital Guardian U.S. Equity(6)                 0.65%      0.25%       0.34%        1.24%             0.29%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                    0.65%      0.25%       1.87%        2.77%             1.82%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                         0.60%      0.25%       1.07%        1.92%             0.97%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity(9)                   0.60%      0.25%       0.17%        1.02%             0.07%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy(10)                      0.70%      0.25%       0.46%        1.41%             0.21%      1.20%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   0.65%      0.25%       0.17%        1.07%             0.07%      1.00%
-----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                          0.60%      0.25%       0.37%        1.22%             0.27%      0.95%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                    0.65%      0.25%       0.17%        1.07%             0.12%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          1.15%      0.25%       1.00%        2.40%             0.65%      1.75%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              0.60%      0.25%       0.28%        1.13%             0.23%      0.90%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 0.60%      0.25%       0.16%        1.01%             0.06%      0.95%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     0.60%      0.25%       0.21%        1.06%             0.11%      0.95%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               0.85%      0.25%       0.30%        1.40%             0.15%      1.25%
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              0.75%      0.25%       0.24%        1.24%             0.14%      1.10%
-----------------------------------------------------------------------------------------------------------------------

6
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(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen Portfolio reflects a decrease effective on May 1, 2000.


(4) Formerly named "Alliance Aggressive Stock." Effective May 1, 2000, Massachusetts Financial Services Company joined Alliance Capital Management L.P. as an investment advisor for this Portfolio.

(5) Formerly named "Alliance Balanced." Effective May 1, 2000, Capital Guardian Trust Company, Jennisen Associates LLC and Prudential Investments Fund Management LLC joined Alliance Capital Management L.P. as investment advisors for this Portfolio.


(6) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(7) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(8) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

(9)  Formerly named "Merrill Lynch Basic Value Equity."

(10) Formerly named "Merrill Lynch World Strategy."



INVESTMENT PERFORMANCE. Footnote 6 to the Separate Account FP financial statements set forth below contains information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 1999. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 1999. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy. To obtain the current unit values of the Separate Account Funds, call (888) 855-5100.


The values reported in footnote 6 for all policies are computed using net rates of return for the corresponding Portfolios of EQ Advisors Trust. The returns reported in footnote 6 for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets.


LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

7
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DISTRIBUTION. Because of its activities in distributing our products, AXA Advisors, LLC (the successor to EQ Financial Consultants, Inc.) is the "principal underwriter" (as defined in the Investment Company Act of 1940) of our variable life insurance policies. In 1997, 1998 and 1999 we paid AXA Advisors a fee of $325,380 annually for its services as such.



ILLUSTRATIONS OF POLICY BENEFITS. For purposes of illustrations of the type set forth under this caption in your prospectus, the new aggregate expense assumption for the Portfolios is 0.72% per annum (0.65% per annum for investment management fees and 0.07% per annum for other expenses). The investment management fee assumption is the average of the advisory fees payable for each EQ Advisors Trust Portfolio based on average net assets for 1999. The other expense assumption is the weighted average of the other expenses (including any applicable "Rule 12b-1" distribution fees) of the EQ Advisors Trust Portfolios, based on average net assets for 1999. The tables under this caption in your prospectus have not been restated to reflect this new Portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your financial professional.



DELETION OF CERTAIN INFORMATION. The following information that appears in your prospectus is deleted:


   o all quotations of investment yield or return that are based on the historical investment performance of the available Portfolios under your policy; and all illustrations of policy values based on such historical performance.

   o   all information about the Portfolios' investment objectives and policies.


MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.


FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 1999 and for the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999............................................    FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997......................    FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997...........   FSA-15
   Notes to Financial Statements......................................................................   FSA-24


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998............................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997..................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997......    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997................    F-5
   Notes to Consolidated Financial Statements.........................................................    F-6

+ Formerly known as Equitable Variable Life Insurance Company Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth & Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, Alliance Global, Alliance International, Morgan Stanley Emerging Markets Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Merrill Lynch World Strategy ("EQ Advisors Trust Variable Investment Options"), 30 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                FIXED INCOME OPTIONS:                        EQUITY OPTIONS:
                                            ------------------------------------------------------    ----------------------------

                                              ALLIANCE
                                            INTERMEDIATE    ALLIANCE                   ALLIANCE          ALLIANCE
                                             GOVERNMENT      MONEY        ALLIANCE       HIGH             COMMON        ALLIANCE
                                             SECURITIES      MARKET     QUALITY BOND     YIELD            STOCK       EQUITY INDEX
                                            ------------  ------------  ------------ -------------    --------------  ------------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................   $78,746,672
              342,765,909.................                $344,082,723
              246,885,528.................                              $233,631,434
              177,773,173.................                                            $149,030,820
            3,081,451,600.................                                                            $3,783,859,850
              621,830,916.................                                                                            $850,584,523
              205,101,089.................
               46,147,852.................
                  182,262.................
                  494,512.................
               38,508,013.................
                  391,533.................
Receivable for Trust shares sold..........        58,836            --            --         5,046                --            --
Receivable for policy-related
    transactions..........................        68,831     4,909,455       434,709       798,616        15,840,922     2,266,891
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Assets..............................   $78,874,339  $348,992,178  $234,066,143  $149,834,482    $3,799,700,772  $852,851,414
                                             -----------  ------------  ------------  ------------    --------------  ------------

LIABILITIES
Payable for Trust shares purchased........   $        --  $  4,563,801  $    161,711  $         --    $   19,831,580  $  2,546,878
Payable for policy-related
    transactions..........................            --            --            --            --                --            --
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Liabilities.........................            --     4,563,801       161,711            --        19,831,580     2,546,878
                                             -----------  ------------  ------------  ------------    --------------  ------------

NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......   $   945,030  $     16,198  $  1,326,200  $      1,280    $       80,914  $    121,396

Net Assets Attributable
    to Contractowners.....................    77,929,309   344,412,179   232,578,232   149,833,202     3,779,788,278   850,183,140
                                             -----------  ------------  ------------  ------------    --------------  ------------
NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============

                                                                      EQUITY OPTIONS:
                                            --------------------------------------------------------------------

                                                              EQ/                CAPITAL     MERRILL     MFS
                                              ALLIANCE     ALLIANCE    CAPITAL   GUARDIAN     LYNCH     GROWTH
                                               GROWTH       PREMIER    GUARDIAN    U.S.    BASIC VALUE   WITH
                                             & INCOME       GROWTH     RESEARCH   EQUITY     EQUITY     INCOME
                                            -----------   -----------  --------  --------  -----------  -------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................
              342,765,909.................
              246,885,528.................
              177,773,173.................
            3,081,451,600.................
              621,830,916.................
              205,101,089.................  $232,271,328
               46,147,852.................                $51,216,559
                  182,262.................                             $193,355
                  494,512.................                                       $511,837
               38,508,013.................                                                 $39,778,636
                  391,533.................                                                              $412,169
Receivable for Trust shares sold..........       160,367           --        --        --           --        --
Receivable for policy-related
    transactions..........................            --      283,944    24,204        --       23,002     8,035
                                            ------------  -----------  --------  --------  -----------  --------
Total Assets..............................  $232,431,695  $51,500,503  $217,559  $511,837  $39,801,638  $420,204
                                            ------------  -----------  --------  --------  -----------  --------

LIABILITIES
Payable for Trust shares purchased........   $        --  $   283,146  $ 24,204   $    --  $    11,329  $  4,490
Payable for policy-related
    transactions..........................       112,046           --        --        --           --        --
                                            ------------  -----------  --------  --------  -----------  --------
Total Liabilities.........................       112,046      283,146    24,204        --       11,329     4,490
                                            ------------  -----------  --------  --------  -----------  --------

NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......  $    434,457  $     3,545  $    219  $    387  $    81,800  $  3,570

Net Assets Attributable
    to Contractowners.....................   231,885,192   51,213,812   193,136   511,450   39,708,509   412,144
                                            ------------  -----------  --------  --------  -----------  --------
NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                -----------------------------------------------------------------------------
                                                                                                                    MORGAN
                                                              EQ/PUTNAM     T. ROWE                                 STANLEY
                                                               GROWTH &      PRICE                                 EMERGING
                                                    MFS        INCOME       EQUITY      ALLIANCE      ALLIANCE      MARKETS
                                                  RESEARCH      VALUE       INCOME       GLOBAL     INTERNATIONAL    EQUITY
                                                -----------  -----------  -----------  ------------ ------------- -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................  $48,597,586
               23,253,533.....................               $21,780,737
               54,114,065.....................                            $53,161,413
              552,424,363.....................                                         $724,986,725
               51,584,951.....................                                                       $76,876,125
               29,914,338.....................                                                                    $40,958,925
               43,913,498.....................
              892,630,699.....................
               46,097,819.....................
                   27,230.....................
              160,950,031.....................
               38,188,722.....................
Receivable for Trust shares sold..............      252,705           --           --            --           --           --
Receivable for policy-related
    transactions..............................           --       82,740      194,627     1,126,946       92,708       82,278
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Assets..................................  $48,850,291  $21,863,477  $53,356,040  $726,113,671  $76,968,833  $41,041,203
                                                -----------  -----------  -----------  ------------  -----------  -----------

LIABILITIES
Payable for Trust shares purchased............  $        --  $    69,698  $   154,373  $  1,211,437  $    87,078  $   350,654
Payable for policy-related
    transactions..............................      212,939           --           --            --           --           --
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Liabilities.............................      212,939       69,698      154,373     1,211,437       87,078      350,654
                                                -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS...................................   $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $   142,291  $    69,602  $   126,030  $      3,388  $   964,072  $ 1,767,601

Net Assets Attributable
    to Policyowners...........................   48,495,061   21,724,177   53,075,637   724,898,846   75,917,683   38,922,948
                                                -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS....................................  $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                ----------------------------------------------------------------------------
                                                                                                                   WARBURG
                                                   T. ROWE                                              MFS         PINCUS
                                                    PRICE        ALLIANCE      ALLIANCE              EMERGING       SMALL
                                                INTERNATIONAL   AGGRESSIVE     SMALL CAP     EQ/      GROWTH       COMPANY
                                                    STOCK         STOCK         GROWTH    EVERGREEN  COMPANIES      VALUE
                                                ------------- --------------  ----------- --------- ------------ -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................
               23,253,533.....................
               54,114,065.....................
              552,424,363.....................
               51,584,951.....................
               29,914,338.....................
               43,913,498.....................   $53,258,879
              892,630,699.....................                $1,051,440,590
               46,097,819.....................                                $70,174,096
                   27,230.....................                                             $28,680
              160,950,031.....................                                                      $238,027,993
               38,188,722.....................                                                                    $35,893,840
Receivable for Trust shares sold..............            --       2,154,914   22,666,998       --            --       71,466
Receivable for policy-related
    transactions..............................        57,539              --           --       --     1,271,988           --
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Assets..................................   $53,316,418  $1,053,595,504  $92,841,094  $28,680  $239,299,981  $35,965,306
                                                 -----------  --------------  -----------  -------  ------------  -----------

LIABILITIES
Payable for Trust shares purchased............   $     2,392  $           --  $        --  $    --  $  1,116,940  $        --
Payable for policy-related
    transactions..............................            --       1,550,441   22,460,673       --            --       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Liabilities.............................         2,392       1,550,441   22,460,673       --     1,116,940       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------

NET ASSETS...................................    $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........   $   178,040  $        3,855  $   527,774  $    18  $    386,768  $   164,967

Net Assets Attributable
    to Policyowners...........................    53,135,986   1,052,041,208   69,852,647   28,662   237,796,273   35,783,246
                                                 -----------  --------------  -----------  -------  ------------  -----------
NET ASSETS....................................   $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999

                                                                             ASSET ALLOCATION OPTIONS:
                                                ------------------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                                  ALLIANCE        ALLIANCE         EQ/          EQ/         LYNCH
                                                  ALLIANCE      CONSERVATIVE       GROWTH       EVERGREEN     PUTNAM        WORLD
                                                  BALANCED       INVESTORS        INVESTORS     FOUNDATION    BALANCED     STRATEGY
                                                ------------    ------------    --------------  ----------   ----------   ----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $453,630,311.....................  $546,866,262
              194,380,806.....................                  $217,969,178
              928,527,892.....................                                  $1,216,541,911
                    2,749.....................                                                   $ 2,848
                8,911,255.....................                                                               $8,418,996
                4,518,718.....................                                                                            $5,372,189
Receivable for Trust shares sold..............            --          15,822                --        --             --           --
Receivable for policy-related
    transactions..............................            --         115,963           703,914        --         16,607        1,267
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Assets..................................  $546,866,262    $218,100,963    $1,217,245,825   $ 2,848     $8,435,603   $5,373,456
                                                ------------    ------------    --------------   -------     ----------   ----------

LIABILITIES
Payable for Trust shares purchased............  $     31,321    $         --    $      353,476   $    --     $    4,500   $    1,232
Payable for policy-related
    transactions..............................       123,383              --                --        --             --           --
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Liabilities.............................       154,704              --           353,476        --          4,500        1,232
                                                ------------    ------------    --------------   -------     ----------   ----------

NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $  1,088,939    $    521,116    $      924,554   $     2     $   70,099   $  494,770

Net Assets Attributable
    to Contractowners.........................   545,622,619     217,579,847     1,215,967,795     2,846      8,361,004    4,877,454
                                                ------------    ------------    --------------   -------     ----------   ----------
NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                                     FIXED INCOME OPTIONS:
                                           -------------------------------------------------------------------------
                                                     ALLIANCE INTERMEDIATE
                                                     GOVERNMENT SECURITIES             ALLIANCE MONEY MARKET
                                           ----------------------------------  ------------------------------------

                                              1999         1998       1997        1999         1998         1997
                                           -----------  ---------- ----------  -----------  -----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 4,049,521  $3,477,938 $2,914,613  $13,943,193  $10,719,684  $9,754,675
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     378,916     350,536    282,422    1,613,234    1,204,220   1,101,168
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INVESTMENT INCOME.....................   3,670,605   3,127,402  2,632,191   12,329,959    9,515,464   8,653,507
                                           -----------  ---------- ----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    (194,507)     60,260    (95,509)     517,935     (161,314)   (513,800)
        Realized gain distribution
         from the Trust...................          --          --         --       10,344        7,750      13,435
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED GAIN (LOSS)..................    (194,507)     60,260    (95,509)     528,279     (153,564)   (500,365)
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............   2,391,062     868,053   (141,479)   1,536,450      804,349      24,023
        End of period.....................  (1,392,487)  2,391,062    868,053    1,316,815    1,536,450     804,349
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (3,783,549)  1,523,009  1,009,532     (219,635)     732,101     780,326
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (3,978,056)  1,583,269    914,023      308,644      578,537     279,961
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $  (307,451) $4,710,671 $3,546,214  $12,638,603  $10,094,001  $8,933,468
                                           ===========  ========== ==========  ===========  ===========  ==========

                                                      FIXED INCOME OPTIONS:
                                           ----------------------------------------
                                                      ALLIANCE QUALITY BOND
                                           ---------------------------------------

                                              1999           1998         1997
                                           ------------   -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 12,542,857   $10,317,238  $ 8,869,740
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    1,329,147     1,106,136      845,069
                                           ------------   -----------  -----------
NET INVESTMENT INCOME.....................   11,213,710     9,211,102    8,024,671
                                           ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   (1,493,664)       34,937     (504,580)
        Realized gain distribution
         from the Trust...................      870,458     4,596,907           --
                                           ------------   -----------  -----------
NET REALIZED GAIN (LOSS)..................     (623,206)    4,631,844     (504,580)
                                           ------------   -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............    3,367,697     2,395,718   (1,961,822)
        End of period.....................  (13,254,094)    3,367,697    2,395,718
                                           ------------   -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (16,621,791)      971,979    4,357,540
                                           ------------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (17,244,997)    5,603,823    3,852,960
                                           ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,031,287)  $14,814,925  $11,877,631
                                           ============   ===========  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                               FIXED INCOME OPTIONS (CONCLUDED):                EQUITY OPTIONS:
                                           --------------------------------------- ----------------------------------------
                                                      ALLIANCE HIGH YIELD                    ALLIANCE COMMON STOCK
                                           --------------------------------------- ----------------------------------------
                                               1999          1998          1997        1999          1998          1997
                                           ------------  ------------  ----------- ------------  ------------  ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 17,378,455  $ 18,449,747  $12,918,934 $ 20,107,533  $ 15,939,680  $ 10,668,337
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      889,065     1,007,106      789,982   19,069,959    14,600,706    11,435,936
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INVESTMENT INCOME.....................   16,489,390    17,442,641   12,128,952    1,037,574     1,338,974      (767,599)
                                           ------------  ------------  ----------- ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................  (15,192,553)   (2,344,392)     936,554  221,690,581   169,109,310    53,841,049
        Realized gain distribution
         from the Trust...................      161,999     3,396,523    6,365,633  497,324,765   353,834,250   164,814,473
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED GAIN (LOSS)..................  (15,030,554)    1,052,131    7,302,187  719,015,346   522,943,560   218,655,522
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  (20,898,855)    8,622,836    5,664,824  689,309,204   567,231,009   294,432,897
           End of period..................  (28,742,353)  (20,898,854)   8,622,836  702,408,250   689,309,204   567,231,009
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   (7,843,498)  (29,521,690)   2,958,012   13,099,046   122,078,195   272,798,112
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (22,874,052)  (28,469,559)  10,260,199  732,114,392   645,021,755   491,453,634
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,384,662) $(11,026,918) $22,389,151 $733,151,966  $646,360,729  $490,686,035
                                           ============  ============  =========== ============  ============  ============

                                                       EQUITY OPTIONS:
                                           ---------------------------------------
                                                    ALLIANCE EQUITY INDEX
                                           ---------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $  7,575,355  $  3,958,217  $ 2,610,223
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,729,959     1,862,376      977,620
                                           ------------  ------------  -----------
NET INVESTMENT INCOME.....................    3,845,396     2,095,841    1,632,603
                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   21,008,249     5,460,381     (414,497)
        Realized gain distribution
         from the Trust...................    6,196,508       128,151      850,437
                                           ------------  ------------  -----------
NET REALIZED GAIN (LOSS)..................   27,204,757     5,588,532      435,940
                                           ------------  ------------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  136,665,316    63,055,426   21,448,224
           End of period..................  228,753,607   136,665,316   63,055,426
                                           ------------  ------------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   92,088,291    73,609,890   41,607,202
                                           ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  119,293,048    79,198,422   42,043,142
                                           ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $123,138,444  $ 81,294,263  $43,675,745
                                           ============  ============  ===========


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                  CAPITAL
                                                                                     EQ/ALLIANCE    CAPITAL       GUARDIAN
                                                                                     PREMIER        GUARDIAN         U.S.
                                                     ALLIANCE GROWTH & INCOME        GROWTH (C)    RESEARCH (d)   EQUITY (d)
                                           ---------------------------------------   -----------   ------------   ----------
                                               1999          1998          1997         1999          1999           1999
                                           -----------   -----------   -----------   -----------   ------------   ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $   530,384   $   415,436   $   636,335   $   30,540       $   280       $ 1,159
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................   1,048,745       668,795       358,997       63,730           209           378
                                           -----------   -----------   -----------   ----------       -------       -------
NET INVESTMENT INCOME.....................    (518,361)     (253,359)      277,338      (33,190)           71           781
                                           -----------   -----------   -----------   ----------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     730,688     7,289,936       530,421       83,605         2,810           451
        Realized gain distribution
         from the Trust...................  20,855,872    12,146,928     5,006,247      106,890            27         1,508
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED GAIN (LOSS)..................  21,586,560    19,436,864     5,536,668      190,495         2,837         1,959
                                           -----------   -----------   -----------   ----------       -------       -------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  16,240,511    13,021,603     5,074,338           --            --            --
           End of period..................  27,170,239    16,240,511    13,021,603    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
    Change in unrealized appreciation
     (depreciation) during the period.....  10,929,728     3,218,908     7,947,265    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  32,516,288    22,655,772    13,483,933    5,259,202        13,930        19,284
                                           -----------   -----------   -----------   ----------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $31,997,927   $22,402,413   $13,761,271   $5,226,012       $14,001       $20,065
                                           ===========   ===========   ===========   ==========       =======       =======

                                                     EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------------
                                                          MERRILL LYNCH
                                                     BASIC VALUE EQUITY (A)
                                           ------------------------------------------
                                              1999            1998             1997
                                           ----------       ---------        --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 468,257       $ 192,441        $ 35,810
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    153,456          66,427           9,349
                                           ----------       ---------        --------
NET INVESTMENT INCOME.....................    314,801         126,014          26,461
                                           ----------       ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    426,168         207,032           6,656
        Realized gain distribution
         from the Trust...................  1,963,197         667,083          33,738
                                           ----------       ---------        --------
NET REALIZED GAIN (LOSS)..................  2,389,365         874,115          40,394
                                           ----------       ---------        --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    (91,959)        135,003              --
           End of period..................  1,270,622         (91,959)        135,003
                                           ----------       ---------        --------
    Change in unrealized appreciation
     (depreciation) during the period.....  1,362,581        (226,962)        135,003
                                           ----------       ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  3,751,946         647,153         175,397
                                           ----------       ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $4,066,747       $ 773,167        $201,858
                                           ==========       =========        ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                             MFS
                                            GROWTH
                                             WITH                                                   EQ/PUTNAM
                                           INCOME (C)             MFS RESEARCH (A)             GROWTH & INCOME VALUE (A)
                                           ----------  ---------------------------------   ---------------------------------
                                              1999         1999        1998       1997         1999        1998       1997
                                           ----------  -----------  ----------  --------   -----------  ----------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 1,268    $    52,831  $   71,137  $ 20,442   $   278,910  $  143,999  $ 33,273
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      431        208,639      86,044    13,127       110,374      56,995     9,655
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INVESTMENT INCOME.....................      837       (155,808)    (14,907)    7,315       168,536      87,004    23,618
                                            -------    -----------  ----------  --------   -----------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     (227)       995,232     494,412     6,989       276,186     209,398     1,078
        Realized gain distribution
         from the Trust...................       --      1,086,222          --    81,156     1,499,307     130,047    27,226
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED GAIN (LOSS)..................     (227)     2,081,454     494,412    88,145     1,775,493     339,445    28,304
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............       --      3,313,063     249,382        --     1,160,602     269,561        --
           End of period..................   20,637     10,033,987   3,313,063   249,382    (1,472,796)  1,160,602   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Change in unrealized appreciation
     (depreciation) during the period.....   20,637      6,720,924   3,063,681   249,382    (2,633,398)    891,041   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   20,410      8,802,378   3,558,093   337,527      (857,905)  1,230,486   297,865
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $21,247    $ 8,646,570  $3,543,186  $344,842   $  (689,369) $1,317,490  $321,483
                                            =======    ===========  ==========  ========   ===========  ==========  ========

                                                EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------
                                              T. ROWE PRICE EQUITY INCOME (A)
                                           ------------------------------------
                                               1999         1998        1997
                                           ------------  ----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   998,227  $  722,954  $  145,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      272,123     173,802      29,706
                                            -----------  ----------  ----------
NET INVESTMENT INCOME.....................      726,104     549,152     115,907
                                            -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      655,822     341,473      56,634
        Realized gain distribution
         from the Trust...................    2,081,914     930,853      53,840
                                            -----------  ----------  ----------
NET REALIZED GAIN (LOSS)..................    2,737,736   1,272,326     110,474
                                            -----------  ----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,585,616   1,073,548          --
           End of period..................     (952,652)  1,585,616   1,073,548
                                            -----------  ----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....   (2,538,268)    512,068   1,073,548
                                            -----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      199,468   1,784,394   1,184,022
                                            -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $   925,572  $2,333,546  $1,299,929
                                            ===========  ==========  ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------

                                                         ALLIANCE GLOBAL                       ALLIANCE INTERNATIONAL
                                            ---------------------------------------     --------------------------------------
                                                1999          1998         1997             1999         1998          1997
                                            ------------  -----------  ------------     -----------  -----------   -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $    561,424  $ 5,636,672  $  8,803,070     $        --  $   996,913   $ 1,386,732
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     3,438,444    2,777,697     2,805,310         321,035      289,066       297,278
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INVESTMENT INCOME.....................    (2,877,020)   2,858,975     5,997,760        (321,035)     707,847     1,089,454
                                            ------------  -----------  ------------     -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    67,795,783   17,406,382    30,411,238       1,164,532   (3,606,669)      (57,635)
        Realized gain distribution
         from the Trust...................    44,485,709   33,241,409    26,426,403       1,299,989       10,663     2,325,403
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..................   112,281,492   50,647,791    56,837,641       2,464,521   (3,596,006)    2,267,768
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    83,560,503   46,113,189    58,618,054       5,502,451   (2,793,834)    1,857,793
           End of period..................   172,562,362   83,560,503    46,113,189      25,291,174    5,502,451    (2,793,834)
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Change in unrealized appreciation
     (depreciation) during the period.....    89,001,859   37,447,314   (12,504,865)     19,788,723    8,296,285    (4,651,627)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   201,283,351   88,095,105    44,332,776      22,253,244    4,700,279    (2,383,859)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $198,406,331  $90,954,080  $ 50,330,536     $21,932,209  $ 5,408,126   $(1,294,405)
                                            ============  ===========  ============     ===========  ===========   ===========

                                                   EQUITY OPTIONS (CONTINUED):
                                            ------------------------------------
                                                      MORGAN STANLEY
                                                 EMERGING MARKETS EQUITY (B)
                                            -------------------------------------
                                              1999         1998          1997
                                            -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --  $    37,240  $    16,623
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................       66,405       23,921        2,862
                                            -----------  -----------  -----------
NET INVESTMENT INCOME.....................      (66,405)      13,319       13,761
                                            -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      363,825     (637,290)     (14,566)
        Realized gain distribution
         from the Trust...................      394,053           --           --
                                            -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................      757,878     (637,290)     (14,566)
                                            -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   (2,942,633)  (1,079,388)          --
           End of period..................   11,044,586   (2,942,633)  (1,079,338)
                                            -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   13,987,219   (1,863,245)  (1,079,388)
                                            -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   14,745,097   (2,500,535)  (1,093,954)
                                            -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $14,678,692  $(2,487,216) $(1,080,193)
                                            ===========  ===========  ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------
                                            T. ROWE PRICE INTERNATIONAL STOCK (A)             ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------   ------------------------------------------
                                                1999           1998         1997        1999           1998           1997
                                            -----------    ----------    ---------   ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   192,580    $  258,382    $   2,393   $  3,163,286   $  4,461,389   $  1,311,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      200,684       119,672       26,332      5,481,701      5,581,296      5,299,127
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INVESTMENT INCOME.....................       (8,104)      138,710      (23,939)    (2,318,415)    (1,119,907)    (3,987,514)
                                            -----------    ----------    ---------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,626,661       354,551      (50,331)   (27,888,194)   (39,688,312)    28,217,939
        Realized gain distribution
         from the Trust...................      583,215           268           --     61,642,419     46,528,461     79,729,154
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................    5,209,876       354,819      (50,331)    33,754,225      6,840,149    107,947,093
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,603,083      (820,718)          --     26,715,214     32,695,620     46,617,235
           End of period..................    9,345,381     1,603,083     (820,718)   158,809,890     26,715,214     32,695,620
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....    7,742,298     2,423,801     (820,718)   132,094,676     (5,980,406)   (13,921,615)
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   12,952,174     2,778,620     (871,049)   165,848,901        859,743     94,025,478
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $12,944,070    $2,917,330    $(894,988)  $163,530,486   $   (260,164)  $ 90,037,964
                                            ===========    ==========    =========   ============   ============   ============

                                                  EQUITY OPTIONS (CONTINUED)
                                            -------------------------------------
                                                 ALLIANCE SMALL CAP GROWTH (A)
                                            -------------------------------------
                                               1999          1998         1997
                                            -----------   -----------   ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --   $     4,062   $   4,189
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      284,347       215,285      41,540
                                            -----------   -----------   ---------
NET INVESTMENT INCOME.....................     (284,347)     (211,223)    (37,351)
                                            -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,345,484    (7,585,521)   (609,208)
        Realized gain distribution
         from the Trust...................           --            --     545,833
                                            -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..................    4,345,484    (7,585,521)    (63,375)
                                            -----------   -----------   ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    8,780,955       771,812          --
           End of period..................   24,076,277     8,780,955     771,812
                                            -----------   -----------   ---------
    Change in unrealized appreciation
     (depreciation) during the period.....   15,295,322     8,009,143     771,812
                                            -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   19,640,806       423,622     708,437
                                            -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $19,356,459   $   212,399   $ 671,086
                                            ===========   ===========   =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           EQUITY OPTIONS (CONCLUDED):
                                            --------------------------------------------------------------------------------------
                                                 EQ/                  MFS EMERGING                        WARBURG PINCUS
                                            EVERGREEN (C)         GROWTH COMPANIES (A)               SMALL COMPANY VALUE (A)
                                            -------------  ----------------------------------  -----------------------------------
                                                1999          1999         1998        1997        1999         1998        1997
                                            -------------  -----------  -----------  --------  -----------  -----------  ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........     $   99       $       --  $       969  $ 24,358  $    67,108  $   171,716  $  21,651
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................         18          640,976      157,484    18,835      180,999      168,543     44,889
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INVESTMENT INCOME.....................         81         (640,976)    (156,515)    5,523     (113,891)       3,173    (23,238)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................         20       13,577,250    4,270,964   161,034   (1,591,217)    (142,969)    29,803
        Realized gain distribution
         from the Trust...................         --        3,969,879           --   296,998           --           --    110,391
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED GAIN (LOSS)..................         20       17,547,129    4,270,964   458,032   (1,591,217)    (142,969)   140,194
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............         --        6,996,177      171,320        --   (4,215,341)    (228,709)        --
           End of period..................      1,450       77,077,961    6,996,177   171,320   (2,294,882)  (4,215,340)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Change in unrealized appreciation
     (depreciation) during the period.....      1,450       70,081,784    6,824,857   171,320    1,920,459   (3,986,631)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      1,470       87,628,913   11,095,821   629,352      329,242   (4,129,600)   (88,515)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............     $1,551      $86,987,937  $10,939,306  $634,875  $   215,351  $(4,126,427) $(111,753)
                                               ======      ===========  ===========  ========  ===========  ===========  =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------------------------------------------
                                                          ALLIANCE BALANCED             ALLIANCE CONSERVATIVE INVESTORS
                                            -------------------------------------    -------------------------------------
                                               1999         1998         1997           1999         1998         1997
                                            -----------  -----------  -----------    -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $14,371,360  $12,467,646  $13,756,520    $ 7,166,906  $ 7,360,794  $ 7,217,860
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,107,759    2,765,767    2,544,300      1,244,722    1,136,634    1,066,078
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INVESTMENT INCOME.....................   11,263,601    9,701,879   11,212,220      5,922,184    6,224,160    6,151,782
                                            -----------  -----------  -----------    -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    9,085,444    2,733,445    5,910,524      2,045,436    1,432,988      818,458
        Realized gain distribution
         from the Trust...................   50,638,464   41,525,872   21,117,088      9,007,765   10,768,916    5,486,742
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................   59,723,908   44,259,317   27,027,612     11,053,201   12,201,904    6,305,200
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   81,344,863   60,878,286   42,382,824     21,507,963   16,228,145    7,700,135
           End of period..................   93,235,951   81,344,863   60,878,286     23,588,372   21,507,963   16,228,145
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   11,891,088   20,466,577   18,495,462      2,080,409    5,279,818    8,528,010
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   71,614,996   64,725,894   45,523,074     13,133,610   17,481,722   14,833,210
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $82,878,597  $74,427,773  $56,735,294    $19,055,794  $23,705,882  $20,984,992
                                            ===========  ===========  ===========    ===========  ===========  ===========

                                                     ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------
                                                     ALLIANCE GROWTH INVESTORS
                                            ------------------------------------------
                                               1999           1998           1997
                                            ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 17,092,741   $ 18,252,039   $ 19,280,574
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     6,207,073      5,194,905      4,570,289
                                            ------------   ------------   ------------
NET INVESTMENT INCOME.....................    10,885,668     13,057,134     14,710,285
                                            ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    15,284,978      7,745,162     10,531,767
        Realized gain distribution
         from the Trust...................   104,658,738     78,060,201     42,780,443
                                            ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................   119,943,716     85,805,363     53,312,210
                                            ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   167,705,597    115,056,641     67,150,693
           End of period..................   288,014,018    167,705,600    115,056,641
                                            ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   120,308,421     52,648,959     47,905,948
                                            ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   240,252,137    138,454,322    101,218,158
                                            ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $251,137,805   $151,511,456   $115,928,443
                                            ============   ============   ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     ASSET ALLOCATION OPTIONS (CONCLUDED):
                                             -------------------------------------------------------------------------------
                                              EQ/EVERGREEN                                             MERRILL LYNCH
                                             FOUNDATION (C)        EQ/PUTNAM BALANCED                WORLD STRATEGY (A)
                                             --------------  -------------------------------    ----------------------------
                                                  1999         1999       1998        1997        1999      1998       1997
                                                 -------     ---------   --------   --------    --------  --------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust...........      $    31     $  42,372   $111,099   $ 46,468    $ 41,786  $ 36,750  $ 17,124
    Expenses (Note 3):
        Mortality and expense
         risk charges......................            2        39,416     18,744      2,741      18,905    12,469     2,678
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INVESTMENT INCOME......................           29         2,956     92,355     43,727      22,881    24,281    14,446
                                                 -------     ---------   --------   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments....................          302       185,026    348,952        561     197,727    19,432    (3,626)
        Realized gain distribution
         from the Trust....................           --       447,013     71,044     31,119      67,733        --    38,995
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED GAIN (LOSS)...................          302       632,039    419,996     31,680     265,460    19,432    35,369
                                                 -------     ---------   --------   --------    --------  --------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period.............           --       259,883    270,232         --     187,734   (37,926)       --
           End of period...................       (1,505)     (492,259)   259,882    270,232     853,470   187,734   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
    Change in unrealized appreciation
     (depreciation) during the period......       (1,505)     (752,142)   (10,350)   270,232     665,736   225,660   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS.........................       (1,203)     (120,103)   409,646    301,912     931,196   245,092    (2,557)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..............      $(1,174)    $(117,147)  $502,001   $345,639    $954,077  $269,373  $ 11,889
                                                 =======     =========   ========   ========    ========  ========  ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME OPTIONS:
                                           ------------------------------------------------------------------------------------
                                                       ALLIANCE INTERMEDIATE
                                                       GOVERNMENT SECURITIES                     ALLIANCE MONEY MARKET
                                           -------------------------------------    ------------------------------------------
                                               1999         1998         1997           1999          1998           1997
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 3,670,605  $ 3,127,402  $ 2,632,191    $ 12,329,959  $   9,515,464  $   8,653,507
    Net realized gain (loss)..............    (194,507)      60,260      (95,509)        528,279       (153,564)      (500,365)
    Change in unrealized appreciation
        (depreciation) on investments.....  (3,783,549)   1,523,009    1,009,532        (219,635)       732,101        780,326
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from operations...................    (307,451)   4,710,671    3,546,214      12,638,603     10,094,001      8,933,468
                                           -----------  -----------  -----------    ------------  -------------  -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  16,691,635   11,828,290    8,749,531     231,007,033    229,608,273    234,059,930
    Benefits and other policy-related
        transactions (Note 3).............  (8,904,461)  (9,081,050)  (5,971,751)    (63,463,349)   (41,370,215)   (40,687,124)
    Net transfers among funds and
        guaranteed interest account.......  (3,762,164)   9,141,659    7,704,724     (91,919,848)  (128,607,686)  (259,049,840)
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from policy-related transactions..   4,025,010   11,888,899   10,482,504      75,623,836     59,630,372    (65,677,034)
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     184,108     (335,126)      13,307       1,075,796       (387,161)        46,036
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS ........   3,901,667   16,264,444   14,042,025      89,338,235     69,337,212    (56,697,530)
NET ASSETS
    BEGINNING OF PERIOD...................  74,972,672   58,708,229   44,666,204     255,090,142    185,752,930    242,450,460
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET ASSETS
    END OF PERIOD......................... $78,874,339  $74,972,673  $58,708,229    $344,428,377  $ 255,090,142  $ 185,752,930
                                           ===========  ===========  ===========    ============  =============  =============

                                                     FIXED INCOME OPTIONS:
                                           -----------------------------------------
                                                    ALLIANCE QUALITY BOND
                                           -----------------------------------------
                                                1999           1998          1997
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 11,213,710   $  9,211,102  $  8,024,671
    Net realized gain (loss)..............     (623,206)     4,631,844      (504,580)
    Change in unrealized appreciation
        (depreciation) on investments.....  (16,621,791)       971,979     4,357,540
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,031,287)    14,814,925    11,877,631
                                           ------------   ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   19,416,861     14,952,560     8,423,097
    Benefits and other policy-related
        transactions (Note 3).............   (9,082,840)    (5,388,113)   (3,002,993)
    Net transfers among funds and
        guaranteed interest account.......    1,195,276     49,220,715    12,678,032
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..   11,529,297     58,785,162    18,098,136
                                           ------------   ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (553,219)      (402,883)       38,587
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS ........    4,944,791     73,197,204    30,014,354
NET ASSETS
    BEGINNING OF PERIOD...................  228,959,641    155,762,437   125,748,083
                                           ------------   ------------  ------------
NET ASSETS
    END OF PERIOD......................... $233,904,432   $228,959,641  $155,762,437
                                           ============   ============  ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                FIXED INCOME OPTIONS (CONCLUDED):
                                           -----------------------------------------
                                                       ALLIANCE HIGH YIELD
                                           ----------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 16,489,390  $ 17,442,641  $ 12,128,952
    Net realized gain (loss)..............  (15,030,554)    1,052,131     7,302,187
    Change in unrealized appreciation
        (depreciation) on investments.....   (7,843,498)  (29,521,690)    2,958,012
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,384,662)  (11,026,918)   22,389,151
                                           ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   30,001,760    36,502,728    26,933,221
    Benefits and other policy-related
        transactions (Note 3).............  (21,018,230)  (20,288,710)  (14,530,462)
    Net transfers among funds and
        guaranteed interest account.......  (25,281,076)    2,677,159    26,385,799
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..  (16,297,546)   18,891,177    38,788,558
                                           ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........    2,143,697      (832,263)       40,026
                                           ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........  (20,538,511)    7,031,996    61,217,735
NET ASSETS
    BEGINNING OF PERIOD...................  170,372,993   163,340,997   102,123,262
                                           ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $149,834,482  $170,372,993  $163,340,997
                                           ============  ============  ============

                                                                               EQUITY OPTIONS:
                                           ----------------------------------------------------------------------------------------
                                                        ALLIANCE COMMON STOCK                        ALLIANCE EQUITY INDEX
                                           ----------------------------------------------  ----------------------------------------
                                                1999            1998            1997           1999           1998          1997
                                           --------------  --------------  --------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $    1,037,574  $    1,338,974  $     (767,599) $  3,845,396  $  2,095,841  $  1,632,603
    Net realized gain (loss)..............    719,015,346     522,943,560     218,655,522    27,204,757     5,588,532       435,940
    Change in unrealized appreciation
        (depreciation) on investments.....     13,099,046     122,078,195     272,798,112    92,088,291    73,609,890    41,607,202
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................    733,151,966     646,360,729     490,686,035   123,138,444    81,294,263    43,675,745
                                           --------------  --------------  --------------  ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................    361,261,385     322,874,015     282,279,826   123,310,198    82,390,480    53,262,239
    Benefits and other policy-related
        transactions (Note 3).............   (302,304,428)   (250,079,870)   (199,662,183)  (60,880,027)  (34,756,406)  (18,975,147)
    Net transfers among funds and
        guaranteed interest account.......     49,877,173      24,136,275      56,849,823   222,120,321    74,806,928    67,867,827
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..    108,834,130      96,930,420     139,467,466   284,550,492   122,441,002   102,154,919
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (5,343,344)     (2,780,348)        516,970    (1,148,745)     (430,965)       54,423
                                           --------------  --------------  --------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........    836,642,752     740,510,801     630,670,471   406,540,191   203,304,300   145,885,087
NET ASSETS
    BEGINNING OF PERIOD...................  2,943,226,440   2,202,715,639   1,572,045,168   443,764,345   240,460,045    94,574,958
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $3,779,869,192  $2,943,226,440  $2,202,715,639  $850,304,536  $443,764,345  $240,460,045
                                           ==============  ==============  ==============  ============  ============  ============


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                 CAPITAL
                                                                                      EQ/ALLIANCE   CAPITAL      GUARDIAN
                                                                                        PREMIER     GUARDIAN       U.S.
                                                    ALLIANCE GROWTH & INCOME           GROWTH (C)  RESEARCH (D)  EQUITY (D)
                                           ---------------------------------------    -----------  ------------  ----------
                                               1999          1998          1997           1999        1999           1999
                                           ------------  ------------  -----------    -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   (518,361) $   (253,359) $   277,338    $   (33,190)   $     71     $    781
    Net realized gain (loss)..............   21,586,560    19,436,864    5,536,668        190,495       2,837        1,959
    Change in unrealized appreciation
        (depreciation) on investments.....   10,929,728     3,218,908    7,947,265      5,068,707      11,093       17,325
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from operations...................   31,997,927    22,402,413   13,761,271      5,226,012      14,001       20,065
                                           ------------  ------------  -----------    -----------    --------     --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   43,151,141    30,251,270   17,923,903      6,362,938      63,883      115,934
    Benefits and other policy-related
        transactions (Note 3).............  (19,321,951)  (12,461,722)  (6,498,823)    (1,028,342)       (503)     (15,128)
    Net transfers among funds and
        guaranteed interest account.......   25,186,273    23,343,531   25,301,886     40,652,847     115,765      390,588
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from policy-related transactions..   49,015,463    41,133,079   36,726,966     45,987,443     179,145      491,394
                                           ------------  ------------  -----------    -----------    --------     --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (144,843)     (617,058)      19,921          3,902         209          378
                                           ------------  ------------  -----------    -----------    --------     --------

INCREASE (DECREASE) IN NET ASSETS.........   80,868,547    62,918,434   50,508,158     51,217,357     193,355      511,837
NET ASSETS
    BEGINNING OF PERIOD...................  151,451,102    88,532,668   38,024,510             --          --           --
                                           ------------  ------------  -----------    -----------    --------     --------
NET ASSETS
    END OF PERIOD......................... $232,319,649  $151,451,102  $88,532,668    $51,217,357    $193,355     $511,837
                                           ============  ============  ===========    ===========    ========     ========

                                                    EQUITY OPTIONS (CONTINUED):
                                           --------------------------------------
                                                       MERRILL LYNCH
                                                   BASIC VALUE EQUITY (A)
                                           --------------------------------------
                                               1999          1998          1997
                                           -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   314,801   $   126,014   $   26,461
    Net realized gain (loss)..............   2,389,365       874,115       40,394
    Change in unrealized appreciation
        (depreciation) on investments.....   1,362,581      (226,962)     135,003
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from operations...................   4,066,747       773,167      201,858
                                           -----------   -----------   ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  10,931,366     6,388,355    1,097,822
    Benefits and other policy-related
        transactions (Note 3).............  (3,171,744)   (1,430,414)    (135,034)
    Net transfers among funds and
        guaranteed interest account.......   7,845,599     8,794,685    4,661,128
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from policy-related transactions..  15,605,221    13,752,626    5,623,916
                                           -----------   -----------   ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (43,053)   (1,392,853)   1,202,680
                                           -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS.........  19,628,915    13,132,940    7,028,454
NET ASSETS
    BEGINNING OF PERIOD...................  20,161,394     7,028,454           --
                                           -----------   -----------   ----------
NET ASSETS
    END OF PERIOD......................... $39,790,309   $20,161,394   $7,028,454
                                           ===========   ===========   ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY OPTIONS (CONTINUED):
                                               --------------------------------------------------------------
                                                    MFS
                                                   GROWTH
                                                    WITH
                                                   INCOME (C)                     MFS RESEARCH (A)
                                               --------------- ----------------------------------------------
                                                    1999              1999           1998            1997
                                               --------------- ---------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income....................... $    837         $  (155,808)    $  (14,907)     $    7,315
    Net realized gain (loss)....................     (227)          2,081,454        494,412          88,145
    Change in unrealized appreciation
        (depreciation) on investments...........   20,637           6,720,924      3,063,681         249,382
                                                  --------        -----------     ----------      ----------
    Net increase (decrease) in net assets
        from operations.........................   21,247           8,646,570      3,543,186         344,842
                                                  --------        -----------     ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).......................   44,806          12,506,780      6,795,257       1,177,137
    Benefits and other policy-related
        transactions (Note 3)...................   (6,607)         (4,808,292)    (1,705,211)       (162,042)
    Net transfers among funds and
        guaranteed interest account.............  326,238           4,280,012     12,108,388       6,389,251
                                                 --------         -----------    -----------      ----------
    Net increase (decrease) in net assets
        from policy-related transactions........  364,437          11,978,500     17,198,434       7,404,346
                                                 --------         -----------    -----------      ----------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)................   30,030              (9,698)    (2,472,499)      2,003,671
                                                 --------         -----------    ------------     ----------

INCREASE (DECREASE) IN NET ASSETS...............  415,714          20,615,372     18,269,121       9,752,859
NET ASSETS
    BEGINNING OF PERIOD.........................        0          28,021,980      9,752,859               0
                                                 --------         -----------    -----------      ----------
NET ASSETS
    END OF PERIOD............................... $415,714         $48,637,352    $28,021,980      $9,752,859
                                                 ========         ===========    ===========      ==========

                                                                  EQUITY OPTIONS (CONTINUED):
                                                 ---------------------------------------------------
                                                                         EQ/PUTNAM
                                                                   GROWTH & INCOME VALUE (A)
                                                 ---------------------------------------------------
                                                      1999                1998              1997
                                                 --------------      -------------      ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   168,536         $    87,004        $   23,618
    Net realized gain (loss).....................   1,775,493             339,445            28,304
    Change in unrealized appreciation
        (depreciation) on investments............  (2,633,398)            891,041           269,561
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from operations..........................    (689,369)          1,317,490           321,483
                                                  -----------         -----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................   7,146,178           5,099,897         1,149,748
    Benefits and other policy-related
        transactions (Note 3)....................  (2,808,209)         (1,485,166)         (154,351)
    Net transfers among funds and
        guaranteed interest account..............   1,469,187           6,086,532         4,539,465
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   5,807,156           9,701,263         5,534,862
                                                  -----------         -----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (67,263)         (1,334,566)        1,202,723
                                                  -----------         -----------        ----------
INCREASE (DECREASE) IN NET ASSETS................   5,050,524           9,684,187         7,059,068
NET ASSETS
    BEGINNING OF PERIOD..........................  16,743,255           7,059,068                 0
                                                  -----------         -----------        ----------
NET ASSETS
    END OF PERIOD................................ $21,793,779         $16,743,255        $7,059,068
                                                  ===========         ===========        ==========

                                                              EQUITY OPTIONS (CONTINUED):
                                                 -----------------------------------------------------
                                                              T. ROWE PRICE EQUITY INCOME (A)
                                                 -----------------------------------------------------

                                                     1999                1998                1997
                                                 -------------      --------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   726,104         $   549,152         $   115,907
    Net realized gain (loss).....................   2,737,736           1,272,326             110,474
    Change in unrealized appreciation
        (depreciation) on investments............  (2,538,268)            512,068           1,073,548
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from operations..........................     925,572           2,333,546           1,299,929
                                                  -----------         -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................  14,411,461          11,367,975           2,540,460
    Benefits and other policy-related
        transactions (Note 3)....................  (5,261,454)         (4,190,748)           (351,660)
    Net transfers among funds and
        guaranteed interest account..............    (470,263)         16,615,531          14,259,773
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   8,679,744          23,792,758          16,448,573
                                                  -----------         -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (93,180)         (1,149,701)          1,308,426
                                                  -----------         -----------         -----------
INCREASE (DECREASE) IN NET ASSETS................   9,512,136          24,632,603          19,056,928
NET ASSETS
    BEGINNING OF PERIOD..........................  43,689,531          19,056,928                   0
                                                  -----------         -----------         -----------
NET ASSETS
    END OF PERIOD................................ $53,201,667         $43,689,531         $19,056,928
                                                  ===========         ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                                  ALLIANCE GLOBAL
                                             --------------------------------------------------------
                                                  1999                 1998                  1997
                                             ------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $ (2,877,020)         $  2,858,975          $  5,997,760
    Net realized gain (loss)...............   112,281,492            50,647,791            56,837,641
    Change in unrealized appreciation
        (depreciation) on investments......    89,001,859            37,447,314           (12,504,865)
                                             ------------          ------------          ------------

    Net increase (decrease) in net assets
        from operations....................   198,406,331            90,954,080            50,330,536
                                             ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    71,950,825            78,722,218            85,714,413
    Benefits and other policy-related
        transactions (Note 3)..............   (63,170,211)          (52,796,664)          (48,793,564)
    Net transfers among funds and
        guaranteed interest account........    (8,015,060)          (21,919,102)          (89,131,113)
                                             ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy-related transactions...       765,554             4,006,452           (52,210,264)
                                             ------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        23,216              (854,897)              103,777
                                             ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS..........   199,195,101            94,105,635            (1,775,951)
NET ASSETS
    BEGINNING OF PERIOD....................   525,707,133           431,601,498           433,377,449
                                             ------------          ------------          ------------
NET ASSETS
    END OF PERIOD..........................  $724,902,234          $525,707,133          $431,601,498
                                             =============         ============          ============

                                                           EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                              ALLIANCE INTERNATIONAL
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------          -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (321,035)          $   707,847           $ 1,089,454
    Net realized gain (loss)...............    2,464,521            (3,596,006)            2,267,768
    Change in unrealized appreciation
        (depreciation) on investments......   19,788,723             8,296,285            (4,651,627)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   21,932,209             5,408,126            (1,294,405)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,367,096            13,567,993            14,198,839
    Benefits and other policy-related
        transactions (Note 3)..............   (6,261,836)           (5,406,284)           (4,716,765)
    Net transfers among funds and
        guaranteed interest account........   (5,340,816)           (4,357,456)           (3,886,303)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (235,556)            3,804,253             5,595,771
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (49,840)             (109,052)               11,328
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,646,813             9,103,327             4,312,694
NET ASSETS
    BEGINNING OF PERIOD....................   55,234,942            46,131,615            41,818,921
                                             -----------           -----------           -----------

    END OF PERIOD..........................  $76,881,755           $55,234,942           $46,131,615
                                             ===========           ===========           ===========

                                                            EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                            EMERGING MARKETS EQUITY (B)
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (66,405)          $    13,319           $   13,761
    Net realized gain (loss)...............      757,878              (637,290)             (14,566)
    Change in unrealized appreciation
        (depreciation) on investments......   13,987,219            (1,863,245)          (1,079,388)
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from operations....................   14,678,692            (2,487,216)          (1,080,193)
                                             -----------           -----------           ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    4,138,455             2,442,975              323,739
    Benefits and other policy-related
        transactions (Note 3)..............   (1,720,293)             (488,932)              (7,501)
    Net transfers among funds and
        guaranteed interest account........   16,198,446             4,158,460            2,483,527
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from policy-related transactions...   18,616,608             6,112,503            2,799,765
                                             -----------           -----------           ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........   (1,953,290)                2,496            4,001,184
                                             -----------           -----------           ----------

INCREASE (DECREASE) IN NET ASSETS..........   31,342,010             3,627,783            5,720,756
NET ASSETS
    BEGINNING OF PERIOD....................    9,348,539             5,720,756                    0
                                             -----------           -----------           ----------
NET ASSETS
    END OF PERIOD..........................  $40,690,549           $ 9,348,539           $5,720,756
                                             ===========           ===========           ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                      T. ROWE PRICE INTERNATIONAL STOCK (A)
                                             --------------------------------------------------------
                                                1999                   1998                  1997
                                             -----------           ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $    (8,104)          $   138,710           $   (23,939)
    Net realized gain (loss)...............    5,209,876               354,819               (50,331)
    Change in unrealized appreciation
        (depreciation) on investments......    7,742,298             2,423,801              (820,718)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   12,944,070             2,917,330              (894,988)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   10,327,110             7,881,587             2,268,440
    Benefits and other policy-related
        transactions (Note 3)..............   (3,787,076)           (2,527,577)             (295,221)
    Net transfers among funds and
        guaranteed interest account........    3,167,992             8,401,386            12,953,165
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    9,708,026            13,755,396            14,926,384
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        1,577            (4,050,846)            4,007,078
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   22,653,673            12,621,880            18,038,474
NET ASSETS
    BEGINNING OF PERIOD....................   30,660,353            18,038,474                    --
                                             -----------           -----------           -----------
NET ASSETS
    END OF PERIOD..........................  $53,314,026           $30,660,353           $18,038,474
                                             ===========           ===========           ===========


                                                            EQUITY OPTIONS (CONTINUED):
                                             ---------------------------------------------------------
                                                            ALLIANCE AGGRESSIVE STOCK
                                             ---------------------------------------------------------
                                                  1999                    1998                1997
                                             -------------          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (2,318,415)         $  (1,119,907)     $  (3,987,514)
    Net realized gain (loss)...............      33,754,225              6,840,149        107,947,093
    Change in unrealized appreciation
        (depreciation) on investments......     132,094,676             (5,980,406)       (13,921,615)
                                             --------------          -------------      -------------
    Net increase (decrease) in net assets
        from operations....................     163,530,486               (260,164)        90,037,964
                                             --------------          -------------      -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................     145,241,493            172,792,283        179,662,167
    Benefits and other policy-related
        transactions (Note 3)..............    (117,102,087)          (115,442,947)      (107,529,554)
    Net transfers among funds and
        guaranteed interest account........    (113,016,006)           (43,660,488)         1,712,877
                                             --------------          -------------       ------------
    Net increase (decrease) in net assets
        from policy-related transactions...     (84,876,600)            13,688,848         73,845,490
                                             --------------          -------------       ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........       2,197,124               (541,559)           223,792
                                             --------------           -------------      ------------

INCREASE (DECREASE) IN NET ASSETS..........      80,851,010             12,887,125        164,107,246
NET ASSETS
    BEGINNING OF PERIOD....................     971,194,053            958,306,928        794,199,683
                                             --------------          -------------       ------------
NET ASSETS
    END OF PERIOD..........................  $1,052,045,063           $971,194,053       $958,306,929
                                             ==============           ============       ============



                                                            EQUITY OPTIONS (CONTINUED):
                                             ------------------------------------------------------
                                                           ALLIANCE SMALL CAP GROWTH (A)
                                             ------------------------------------------------------
                                                 1999                 1998                1997
                                             ------------         ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (284,347)        $   (211,223)       $    (37,351)
    Net realized gain (loss)...............    4,345,484           (7,585,521)            (63,375)
    Change in unrealized appreciation
        (depreciation) on investments......   15,295,322            8,009,143             771,812
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from operations....................   19,356,459              212,399             671,086
                                             -----------          -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   16,092,219           14,863,783           2,947,848
    Benefits and other policy-related
        transactions (Note 3)..............   (5,542,747)          (3,897,615)           (599,875)
    Net transfers among funds and
        guaranteed interest account........   (8,085,585)          15,043,596          19,670,856
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    2,463,887           26,009,764          22,018,829
                                             -----------          -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (99,856)          (1,460,161)          1,208,014
                                             -----------          -----------         -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,720,490           24,762,002          23,897,929
NET ASSETS
    BEGINNING OF PERIOD....................   48,659,931           23,897,929                  --
                                             -----------          -----------         -----------
NET ASSETS
    END OF PERIOD..........................  $70,380,421          $48,659,931         $23,897,929
                                             ===========          ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQUITY OPTIONS (CONCLUDED):
                                             ------------------------------------------------------------------
                                                EQ/                                 MFS EMERGING
                                             EVERGREEN (C)                       GROWTH COMPANIES (A)
                                             -------------   --------------------------------------------------
                                                 1999             1999                1998              1997
                                             -------------   -------------        -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................     $    81      $   (640,976)        $  (156,515)      $     5,523
    Net realized gain (loss)...............          20        17,547,129           4,270,964           458,032
    Change in unrealized appreciation
        (depreciation) on investments......       1,450        70,081,784           6,824,857           171,320
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from operations....................       1,551        86,987,937          10,939,306           634,875
                                                -------      ------------         -----------       -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................       6,341        32,825,036          11,533,783         1,598,358
    Benefits and other policy-related
        transactions (Note 3)..............        (434)      (13,737,378)         (2,705,605)         (294,924)
    Net transfers among funds and
        guaranteed interest account........      21,204        76,182,753          25,975,152         8,886,415
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from policy-related transactions...      27,111        95,270,411          34,803,330        10,189,849
                                                -------      ------------         -----------       -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........          18           (72,131)         (2,575,513)        2,004,977
                                                -------      ------------         -----------       -----------

INCREASE (DECREASE) IN NET ASSETS..........      28,680       182,186,217          43,167,123        12,829,701
NET ASSETS
    BEGINNING OF PERIOD....................         --         55,996,824          12,829,701                --
                                                -------      ------------         -----------       -----------
NET ASSETS
    END OF PERIOD..........................     $28,680      $238,183,041         $55,996,824       $12,829,701
                                                =======      ============         ===========       ===========


                                                          EQUITY OPTIONS (CONCLUDED):
                                             -------------------------------------------------
                                                               WARBURG PINCUS
                                                            SMALL COMPANY VALUE (A)
                                             -------------------------------------------------
                                                1999                  1998            1997
                                             ------------        ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (113,891)        $     3,173      $   (23,238)
    Net realized gain (loss)...............   (1,591,217)           (142,969)         140,194
    Change in unrealized appreciation
        (depreciation) on investments......    1,920,459          (3,986,631)        (228,709)
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from operations....................      215,351          (4,126,427)        (111,753)
                                             -----------         -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,009,658          13,378,658        4,397,634
    Benefits and other policy-related
        transactions (Note 3)..............   (4,607,292)         (4,042,103)        (608,891)
    Net transfers among funds and
        guaranteed interest account........   (7,372,698)          7,112,708       20,737,304
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (970,332)         16,449,263       24,526,047
                                             -----------         -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (23,731)           (622,058)         611,853
                                             -----------         -----------      -----------

INCREASE (DECREASE) IN NET ASSETS..........     (778,712)         11,700,778       25,026,147
NET ASSETS
    BEGINNING OF PERIOD....................   36,726,925          25,026,147               --
                                             -----------         -----------      -----------
NET ASSETS
    END OF PERIOD..........................  $35,948,213         $36,726,925      $25,026,147
                                             ===========         ===========      ===========


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                 ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------
                                                                    ALLIANCE BALANCED
                                                    ----------------------------------------------------
                                                        1999              1998                1997
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $ 11,263,601      $  9,701,879        $ 11,212,220
    Net realized gain (loss)......................    59,723,908        44,259,317          27,027,612
    Change in unrealized appreciation
        (depreciation) on investments.............    11,891,088        20,466,577          18,495,462
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from operations...........................    82,878,597        74,427,773          56,735,294
                                                    ------------      ------------        ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    45,762,044        46,234,769          48,722,966
    Benefits and other policy-related
        transactions (Note 3).....................   (55,698,939)      (48,368,610)        (48,611,396)
    Net transfers among funds and
        guaranteed interest account...............   (25,094,055)       (4,765,223)        (55,377,177)
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........   (35,030,950)       (6,899,064)        (55,265,607)
                                                    ------------      ------------        ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        34,900          (601,644)            106,438
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS.................    47,882,547        66,927,065           1,576,125
NET ASSETS
    BEGINNING OF PERIOD...........................   498,829,011       431,901,946         430,325,821
                                                    ------------      ------------        ------------
NET ASSETS
    END OF PERIOD.................................  $546,711,558      $498,829,011        $431,901,946
                                                    ============      ============        ============


                                                                      ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                    ALLIANCE CONSERVATIVE INVESTORS
                                                    ----------------------------------------------------------
                                                       1999                   1998                   1997
                                                    ------------          ------------          -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $  5,922,184          $  6,224,160          $  6,151,782
    Net realized gain (loss)......................    11,053,201            12,201,904             6,305,200
    Change in unrealized appreciation
        (depreciation) on investments.............     2,080,409             5,279,818             8,528,010
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................    19,055,794            23,705,882            20,984,992
                                                    ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    27,333,794            26,438,125            30,425,833
    Benefits and other policy-related
        transactions (Note 3).....................   (25,964,810)          (23,690,706)          (24,998,155)
    Net transfers among funds and
        guaranteed interest account...............    (4,292,515)           (6,267,736)          (18,978,233)
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........    (2,923,531)           (3,520,317)          (13,550,555)
                                                    ------------          ------------          ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............      (195,000)             (365,872)               44,115
                                                    ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................    15,937,263            19,819,693             7,478,552
NET ASSETS
    BEGINNING OF PERIOD...........................   202,163,700           182,344,007           174,865,455
                                                    ------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $218,100,963          $202,163,700          $182,344,007
                                                    =============         ============          ============


                                                                     ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                     ALLIANCE GROWTH INVESTORS
                                                    ----------------------------------------------------------
                                                        1999                    1998                   1997
                                                    --------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $   10,885,668          $ 13,057,134          $ 14,710,285
    Net realized gain (loss)......................     119,943,716            85,805,363            53,312,210
    Change in unrealized appreciation
        (depreciation) on investments.............     120,308,421            52,648,959            47,905,948
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................     251,137,805           151,511,456           115,928,443
                                                    --------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................     118,892,312           128,264,748           139,280,509
    Benefits and other policy-related
        transactions (Note 3).....................    (114,804,492)          (99,015,298)          (95,656,635)
    Net transfers among funds and
        guaranteed interest account...............     (15,949,611)          (25,554,600)          (35,207,298)
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........     (11,861,791)            3,694,850             8,416,576
                                                    --------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        (471,570)             (418,319)              194,270
                                                    --------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................     238,804,444           154,787,987           124,539,289
NET ASSETS
    BEGINNING OF PERIOD...........................     978,087,905           823,299,918           698,760,629
                                                    --------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $1,216,892,349          $978,087,905          $823,299,918
                                                    ==============          ============          ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                    FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                              ASSET ALLOCATION OPTIONS (CONCLUDED):
                                               ---------------------------------------------------------------------
                                               EQ/EVERGREEN
                                               FOUNDATION (C)                       EQ/PUTNAM BALANCED
                                               --------------      -------------------------------------------------
                                                   1999                1999              1998              1997
                                               --------------      -----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income...................     $    29           $    2,956        $    92,355         $  243,727
    Net realized gain (loss)................         302              632,039            419,996             31,680
    Change in unrealized appreciation
        (depreciation) on investments.......      (1,505)            (752,142)           (10,350)           270,232
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from operations.....................      (1,174)            (117,147)           502,001            345,639
                                                 -------           ----------        -----------         ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)...................          93            2,976,182          1,733,126            213,829
    Benefits and oth`er policy-related
        transactions (Note 3)...............         (53)            (738,901)          (429,944)           (60,092)
    Net transfers among funds and
        guaranteed interest account.........       2,377              381,163          2,537,998          1,458,185
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from policy related-transactions....       2,417            2,618,444          3,841,180          1,611,922
                                                 -------           ----------        -----------         ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4).........       1,605              (79,687)        (2,292,055)         2,000,806
                                                 -------           ----------        -----------         ----------

INCREASE (DECREASE) IN NET ASSETS...........       2,848            2,421,610          2,051,126          3,958,367
NET ASSETS
    BEGINNING OF PERIOD.....................          --            6,009,493          3,958,367                 --
                                                 -------           ----------        -----------         ----------
NET ASSETS
    END OF PERIOD...........................     $ 2,848           $8,431,103        $ 6,009,493        $ 3,958,367
                                                 =======           ==========        ===========        ===========


                                                        ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                 -----------------------------------------------
                                                                    MERRILL LYNCH
                                                                  WORLD STRATEGY (A)
                                                 -----------------------------------------------
                                                     1999              1998              1997
                                                 -------------     ----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income......................  $   22,881        $   24,281        $   14,446
    Net realized gain (loss)...................     265,460            19,432            35,369
    Change in unrealized appreciation
        (depreciation) on investments..........     665,736           225,660           (37,926)
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from operations........................     954,077           269,373            11,889
                                                 ----------        ----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)......................   1,304,821         1,050,984           334,133
    Benefits and oth`er policy-related
        transactions (Note 3)..................    (511,416)         (294,100)          (41,646)
    Net transfers among funds and
        guaranteed interest account............    (504,202)        1,271,852         1,374,499
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from policy related-transactions.......     289,203         2,028,736         1,666,986
                                                 ----------        ----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)............    (999,768)         (849,043)        2,000,771
                                                 ----------        ----------        ----------

INCREASE (DECREASE) IN NET ASSETS..............     243,512         1,449,066         3,679,646
NET ASSETS
    BEGINNING OF PERIOD........................   5,128,712         3,679,646                --
                                                 -----------       -----------       ----------
NET ASSETS
    END OF PERIOD..............................  $5,372,224        $5,128,712        $3,679,646
                                                 ==========        ==========        ==========

See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  General

    Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

    For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

    Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

    Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

    AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

    The Account consists of thirty variable investment options:

    FIXED INCOME OPTIONS:
       Domestic Fixed Income:
       o Alliance Intermediate Government Securities
       o Alliance Money Market
       o Alliance Quality Bond
       Aggressive Fixed Income:
       o Alliance High Yield
    EQUITY OPTIONS:
       Domestic Equity:
       o  Alliance Common Stock
       o  Alliance Equity Index
       o  Alliance Growth & Income
       o  EQ/Alliance Premier Growth
       o  Capital Guardian Research
       o  Capital Guardian U.S. Equity
       o  Merrill Lynch Basic Value Equity
       o  MFS Growth with Income
       o  MFS Research
       o  EQ/Putnam Growth & Income Value
       o  T. Rowe Price Equity Income
       International Equity:
       o  Alliance Global
       o  Alliance International
       o  Morgan Stanley Emerging Markets Equity
       o  T. Rowe Price International Stock
       Aggressive Equity:
       o  Alliance Aggressive Stock
       o  Alliance Small Cap Growth
       o  EQ/Evergreen
       o  MFS Emerging Growth Companies
       o  Warburg Pincus Small Company Value
    ASSET ALLOCATION OPTIONS:
       o  Alliance Balanced
       o  Alliance Conservative Investors
       o  Alliance Growth Investors
       o  EQ/Evergreen Foundation
       o  EQ/Putnam Balanced
       o  Merrill Lynch World Strategy

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.  General (Continued)

    The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

    The Account supports the operations of Incentive Life, Incentive Life 2000, Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life Plus(SM) Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. Incentive Life policies sold during 1999 and thereafter ("Incentive Life sales 1999 and after") reflect an investment in Class IB of the Alliance portfolios and are different from Incentive Life products (see Note 6).

    All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430
    for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

    The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                       Mortality
                                      and Expense       Mortality      Administrative        Total
                                    --------------    -------------   ---------------    ------------
          Incentive Life,
          Incentive Life 2000,
          Incentive Life Plus
            Second Series,
          Champion 2000 (a)             .60%               --                --               .60%
          IL Plus Original
          Series, IL COLI (b)           .85%               --                --               .85%
          Survivorship
          Incentive Life (a)            .60%               --                --               .60%
          Survivorship 2000 (a)         .90%               --                --               .90%
          IL Protector (a)              .80%               --                --               .80%
          SP Flex (a)                   .85%              .60%             .35%              1.80%

          ----------------------
          (a)  Charged to daily net assets of the Account.
          (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.  Amounts Retained by Equitable Life in Separate Account FP

    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
    (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----

    FIXED INCOME OPTIONS:

       Alliance Intermediate Government Securities                        $  (194,809)       $  (685,662)      $        --

       Alliance Money Market                                                 (531,900)        (1,591,380)               --

       Alliance Quality Bond                                               (1,882,364)        (1,509,018)               --

       Alliance High Yield                                                  1,254,634         (1,839,368)               --


    + Formerly known as Equitable Variable Life Insurance Company Separate
      Account FP.



                                      FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----
    EQUITY OPTIONS:
       Alliance Common Stock                                             $(24,309,506)      $(17,381,053)       $       --
       Alliance Equity Index                                               (4,878,705)        (2,293,340)               --
       Alliance Growth & Income                                            (1,193,588)        (1,285,852)               --
       EQ/Alliance Premier Growth                                             (60,529)                --                --
       Capital Guardian Research                                                   --                 --                --
       Capital Guardian U.S. Equity                                                --                 --                --
       Merrill Lynch Basic Value Equity                                      (196,510)        (1,459,281)        1,200,000
       MFS Growth with Income                                                  29,599                 --                --
       MFS Research                                                          (218,336)        (2,558,541)        2,000,000
       EQ/Putnam Growth & Income Value                                       (177,637)        (1,391,562)        1,200,000
       T. Rowe Price Equity Income                                           (365,303)        (1,667,503)        1,300,000
       Alliance Global                                                     (3,414,228)        (3,632,595)               --
       Alliance International                                                (370,877)          (398,118)               --
       Morgan Stanley Emerging Markets Equity                              (2,019,694)           (21,425)        4,000,000
       T. Rowe Price International Stock                                     (194,106)        (4,170,518)        4,000,000
       Alliance Aggressive Stock                                           (3,284,577)        (6,122,856)               --
       Alliance Small Cap Growth                                             (384,204)        (1,675,446)        1,200,000
       EQ/Evergreen                                                                --                 --                --
       MFS Emerging Growth Companies                                         (713,109)        (2,732,997)        2,000,000
       Warburg Pincus Small Company Value                                    (204,730)          (790,600)          600,000
    ASSET ALLOCATION OPTIONS:
       Alliance Balanced                                                  $(3,060,971)       $(3,367,411)       $       --
       Alliance Conservative Investors                                     (1,439,722)        (1,502,507)               --
       Alliance Growth Investors                                           (6,678,645)        (5,613,223)               --
       EQ/Evergreen Foundation                                                     --                 --                --
       EQ/Putnam Balanced                                                    (119,105)        (2,310,799)        2,000,000
       Merrill Lynch World Strategy                                        (1,018,674)          (861,511)        2,000,000

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

    The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life Sales 1999 and after, Survivorship Incentive Life and Survivorship 2000 for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced, Alliance Growth Investors are different from other products in the same variable investment option because distribution fees of 0.25% of the average daily assets of the variable investment option are deducted (see
    Note 1).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


FIXED INCOME OPTIONS:

                                                                                                               APRIL 1 (A) TO
                                      YEARS ENDED DECEMBER 31,                             DECEMBER 31,
ALLIANCE INTERMEDIATE               ------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES               1999      1998     1997     1996     1995     1994      1993     1992           1991
---------------------               ----      ----     ----     ----     ----     ----      ----     ----           ----
Gross return......................  0.02%    7.74%     7.29%    3.78%   13.33%   (4.37)%   10.58%    5.60%         12.26%
Net return........................ (0.46)%   7.10%     6.65%    3.15%   12.65%   (4.95)%    9.88%    4.96%         11.60%


                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
----------------------              ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return......................  4.96%    5.34%     5.42%    5.33%    5.74%    4.02%    3.00%     3.56%    6.18%    8.24%
Net return........................  4.35%    4.71%     4.79%    4.70%    5.11%    3.39%    2.35%     2.94%    5.55%    7.59%

                                                                                             OCTOBER 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,                      DECEMBER 31,
                                  --------------------------------------------------------  -----------------

ALLIANCE QUALITY BOND               1999      1998     1997     1996     1995     1994            1993
---------------------               ----      ----     ----     ----     ----     ----            ----
Gross return...................... (2.00)%   8.69%     9.14%    5.36%   17.02%   (5.10)%        (0.51)%
Net return........................ (2.59)%   8.03%     8.49%    4.73%   16.32%   (5.67)%        (0.66)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                 1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
------------------                  ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%   23.15%   12.31%   24.46%   (1.12)%
Net return........................ (3.93)%  (5.72)%   17.76%   22.14%   19.20%   (3.37)%   22.41%   11.64%   23.72%   (1.71)%

EQUITY OPTIONS:

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------             ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 25.19%    29.39%   29.40%   24.28%   32.45%   (2.14)%   24.84%    3.22%   37.88%   (8.12)%
Net return........................ 24.44%    28.61%   28.44%   23.53%   31.66%   (2.73)%   24.08%    2.60%   37.06%   (8.67)%


                                                                                   SEPTEMBER 30 (A)
                                             YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                  -----------------------------------------------  -----------------
ALLIANCE EQUITY INDEX               1999      1998     1997     1996     1995           1994
---------------------               ----      ----     ----     ----     ----           ----
Gross return...................... 20.38%    28.07%   32.58%   22.39%   36.48%          1.08%
Net return........................ 19.66%    27.30%   31.77%   21.65%   35.66%          0.58%


                                                                                             OCTOBER (A) TO
                                               YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                  --------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME            1999      1998     1997     1996     1995     1994            1993
------------------------            ----      ----     ----     ----     ----     ----            ----
Gross return...................... 18.66%    20.86%   26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return........................ 17.95%    20.14%   25.99%   19.36%   23.33%   (1.17)%        (0.41)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                   ----------------
EQ/ALLIANCE PREMIER GROWTH               1999
--------------------------               ----
Gross return.......................     18.97%
Net return.........................     18.52%


                                   AUGUST 30 (C) TO
                                     DECEMBER 31,
                                   ----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return.......................      7.10%
Net return.........................      6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY             1999
----------------------------             ----
Gross return......................       3.76%
Net return........................       3.32%

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY      1999            1998             1997
--------------------------------      ----            ----             ----
Gross return......................    19.00%         11.59%           16.99%
Net return........................    18.23%         10.91%           16.55%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                   1999
----------------------                   ----
Gross return......................       8.76%
Net return........................       8.06%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MFS RESEARCH                          1999            1998             1997
--------------                        ----            ----             ----
Gross return......................    23.12%         24.11%           16.07%
Net return........................    22.38%         23.36%           15.59%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE       1999            1998             1997
-------------------------------       ----            ----             ----
Gross return......................    (1.27)%        12.75%           16.23%
Net return........................    (1.95)%        12.14%           15.75%

-------------------

 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONTINUED):

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  -------------
T. ROWE PRICE EQUITY INCOME          1999            1998             1997
---------------------------          ----            ----             ----
Gross return......................   3.54%           9.11%           22.11%
Net return........................   2.93%           8.42%           21.64%

                                                                     YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                     1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
---------------                     ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 38.53%    21.80%   11.66%   14.60%   18.81%    5.23%    32.09%   (0.50)%  30.55%   (6.07)%
Net return........................ 37.70%    21.07%   10.88%   13.91%   18.11%    4.60%    31.33%   (1.10)%  29.77%   (6.63)%


                                                                                                   APRIL 3 (A) TO
                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                  ----------------------------------------------------------     -----------------
ALLIANCE INTERNATIONAL                 1999           1998           1997          1996                1995
----------------------                 ----           ----           ----          ----                ----
Gross return......................    37.31%         10.57%        (2.98)%         9.82%              11.29%
Net return........................    36.96%          9.90%        (3.63)%         9.15%              10.79%


                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31      DECEMBER 31,
MORGAN STANLEY EMERGING           -----------------------------  ---------------
MARKETS EQUITY                        1999             1998            1997
--------------                        ----             ----            ----
Gross return......................    95.82%          (27.10)%       (20.16)%
Net return........................    94.57%          (27.46)%       (20.37)%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
T. ROWE PRICE INTERNATIONAL
STOCK                                 1999            1998             1997
---------------------------           ----            ----             ----
Gross return......................    31.92%         13.68%           (1.49)%
Net return........................    31.08%         13.01%           (1.90)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%   16.77%   (3.16)%  86.86%    8.17%
Net return........................ 18.13%   (0.31)%   10.14%   21.46%   30.85%   (4.39)%   16.05%   (3.74)%  85.75%    7.51%

                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
ALLIANCE SMALL CAP GROWTH                1999           1998           1997
-------------------------                ----           ----           ----

Gross return......................      27.75%        (4.28)%         26.74%
Net return........................      27.14%        (4.85)%         26.18%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONCLUDED):

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/EVERGREEN                             1999
------------                             ----
Gross return......................       9.70%
Net return........................       9.06%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
MFS EMERGING GROWTH COMPANIES            1999           1998           1997
-----------------------------            ----           ----           ----
Gross return......................      73.62%         34.57%         22.42%
Net return........................      72.63%         33.71%         21.95%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
WARBURG PINCUS
SMALL COMPANY VALUE                    1999            1998            1997
-------------------                    ----            ----            ----
Gross return......................     1.80%          (10.02)%        19.15%
Net return........................     1.19%          (10.55)%        18.65%


ASSET ALLOCATION OPTIONS:

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------                   ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 17.79%    18.11%   15.06%   11.68%   19.75%   (8.02)%   12.28%   (2.84)%  41.26%    0.24 %
Net return........................ 17.09%    17.40%   14.30%   11.00%   19.03%   (8.57)%   11.64%   (3.42)%  40.42%   (0.36)%


                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
INVESTORS                           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------------       ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%    5.72%   19.87%    6.37%
Net return........................  9.48%   13.20%    12.55%    4.57%   19.68%   (4.67)%   10.15%    5.09%   19.16%    5.73%

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 26.58%    19.13%   16.87%   12.61%   26.37%   (3.15)%   15.26%    4.90%   48.89%   10.66%
Net return........................ 25.82%    18.41%   16.07%   11.93%   25.62%   (3.73)%   14.58%    4.27%   48.01%   10.00%


                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                  1999
-----------------------                  ----
Gross return.....................       7.38%
Net return.......................       6.72%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

ASSET ALLOCATION OPTIONS (CONCLUDED):


                                                                    MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,       DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM BALANCED                    1999            1998             1997
------------------                    ----            ----             ----
Gross return......................     0.01%         11.92%           14.38%
Net return........................    (0.56)%        11.14%           14.02%

                                                                    MAY 1 (A) TO
                                        YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH WORLD STRATEGY          1999            1998             1997
----------------------------          ----            ----             ----
Gross return......................    21.35%          6.81%            4.70%
Net return........................    20.62%          6.18%            4.29%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

FIXED INCOME OPTIONS:

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                    1999
----------------------                   ----
Gross return......................      (0.23)%
Net return........................       0.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                    1999
---------------------                    ----
Gross return......................       4.71%
Net return........................       4.10%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE QUALITY BOND                    1999
---------------------                    ----
Gross return......................      (2.25)%
Net return........................      (0.95)%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                      1999
------------------                       ----
Gross return......................      (3.58)%
Net return........................      (4.16)%


EQUITY OPTIONS:

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
---------------------                   ----
Gross return......................      24.88%
Net return........................      24.13%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE EQUITY INDEX                   1999
---------------------                   ----
Gross return......................      20.08%
Net return........................       9.66%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH & INCOME                 1999
------------------------                 ----
Gross return......................      18.37%
Net return........................       6.33%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------


EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return......................      18.97%
Net return........................      18.52%

                                   AUGUST 30 (C) TO
                                    DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return......................       7.10%
Net return........................       6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return......................       3.76%
Net return........................       3.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----

Gross return......................      19.00%
Net return........................      18.23%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                  1999
----------------------                  ----
Gross return......................      8.76%
Net return........................      8.06%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MFS RESEARCH                            1999
------------                            ----
Gross return......................      23.12%
Net return........................      22.38%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/PUTNAM GROWTH & INCOME VALUE         1999
-------------------------------         ----
Gross return......................     (1.27)%
Net return........................     (1.95)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONTINUED):

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE EQUITY INCOME                 1999
---------------------------                 ----
Gross return...........................     3.54%
Net return.............................     2.93%

                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE GLOBAL                             1999
---------------                             ----
Gross return...........................    38.17%
Net return.............................    27.23%

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
ALLIANCE INTERNATIONAL                      1999
---------------------                       ----
Gross return...........................    36.90%
Net return.............................    34.41%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return...........................    95.82%
Net return.............................    94.57%


                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE INTERNATIONAL STOCK           1999
---------------------------------           ----
Gross return...........................    31.92%
Net return.............................    31.08%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return...........................    18.55%
Net return.............................    17.83%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONCLUDED):


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return...........................    27.46%
Net return.............................    26.86%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return...........................     9.70%
Net return.............................     9.06%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return...........................    73.62%
Net return.............................    72.63%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
WARBURG PINCUS SMALL COMPANY VALUE          1999
----------------------------------          ----
Gross return...........................     1.80%
Net return.............................     1.19%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

ASSET ALLOCATION OPTIONS:


                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE BALANCED                        1999
-----------------                        ----
Gross return......................      17.50%
Net return........................      10.98%



                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE CONSERVATIVE INVESTORS         1999
-------------------------------         ----
Gross return......................      9.87%
Net return........................      5.79%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH INVESTORS               1999
-------------------------               ----
Gross return......................     26.27%
Net return........................     15.36%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return......................      7.38%
Net return........................      6.72%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM BALANCED                      1999
--------------------                    ----
Gross return......................      0.01%
Net return........................     (0.56)%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return......................     21.35%
Net return........................     20.62%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

FIXED INCOME OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                          DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     1999     1998      1997     1996     1995     1994     1993           1992
-------------------------------------------     ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%  10.58%         0.90%
Net return.................................... (0.76)%   6.78%    6.33%     2.84%   12.31%   (5.23)%   9.55%         0.56%


                                                                                                                  AUGUST 17 (A) TO
                                                                                                                       TO
                                                                  YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE MONEY MARKET                           1999     1998      1997     1996     1995     1994     1993           1992
---------------------                           ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  4.96%    5.34%    5.42%     5.33%    5.74%    4.02%    3.00%         1.11%
Net return....................................  4.04%    4.39%    4.47%     4.38%    4.80%    3.08%    2.04%         0.77%


                                                                                                         OCTOBER 1 (A) TO
                                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE QUALITY BOND                           1999     1998      1997     1996     1995     1994            1993
---------------------                           ----     ----      ----     ----     ----     ----            ----
Gross return.................................. (2.00)%   8.69%    9.14%     5.36%   17.02%   (5.10)%        (0.51)%
Net return.................................... (2.88)%   7.71%    8.16%     4.41%   15.97%   (5.95)%        (0.73)%


                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE HIGH YIELD                             1999     1998      1997     1996     1995     1994     1993           1992
-------------------                             ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%  23.15%         1.84%
Net return.................................... (4.22)%  (6.00)%   17.40%   21.77%   18.84%   (3.66)%  22.04%         1.50%


EQUITY OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE COMMON STOCK                           1999     1998      1997     1996     1995     1994     1993           1992
----------------------                          ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 25.19%   29.39%    29.40%   24.28%   32.45%   (2.14)%  24.84%         5.28%
Net return.................................... 24.07%   28.22%    28.06%   23.15%   31.26%   (3.02)%  23.70%         4.93%


                                                                                                                MARCH 1 (A) TO
                                                                      YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                                ------------------------------------------------------------  -----------------
ALLIANCE EQUITY INDEX                             1999        1998        1997        1996         1995             1994
--------------------                             ----        ----        ----        ----         ----             ----
Gross return..................................   20.38%      28.07%      32.58%      22.39%       36.48%           1.08%
Net return....................................   19.30%      26.92%      31.38%      21.28%       35.26%           0.33%


                                                                                                        OCTOBER 1 (A) TO
                                                                       YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME                        1999     1998      1997     1996     1995     1994            1993
------------------------                        ----     ----      ----     ----     ----     ----            ----
Gross return.................................. 18.66%   20.86%    26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return.................................... 17.60%   19.78%    25.61%   19.00%   22.96%   (1.47)%        (0.48)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                JUNE 4 (C) TO
                                                DECEMBER 31,
                                              -----------------
EQ/ALLIANCE PREMIER GROWTH                           1999
--------------------------                           ----
Gross return..................................      18.97%
Net return....................................      18.28%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN RESEARCH                            1999
-------------------------                            ----
Gross return..................................       7.10%
Net return....................................       6.46%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN U.S. EQUITY                         1999
--------------------------                           ----
Gross return..................................       3.76%
Net return....................................       3.11%


                                                                               MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY                  1999            1998             1997
--------------------------------                  ----            ----             ----
Gross return..................................    19.00%         11.59%           16.99%
Net return....................................    17.87%         10.58%           16.32%



                                                JUNE 4 (B) TO
                                                DECEMBER 31,
                                              -----------------
MFS GROWTH WITH INCOME                               1999
----------------------                               ----
Gross return..................................       8.76%
Net return....................................       7.74%


                                                                                MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
MFS RESEARCH                                      1999            1998            1997
------------                                      ----            ----            ----
Gross return..................................    23.12%         24.11%           16.07%
Net return....................................    22.01%         22.99%           15.36%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE                   1999            1998            1997
-------------------------------                   ----            ----            ----
Gross return..................................    (1.27)%        12.75%           16.23%
Net return....................................    (2.25)%        11.81%           15.52%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
T. ROWE PRICE EQUITY INCOME FUND                  1999            1998            1997
--------------------------------                  ----            ----            ----
Gross return..................................    3.54%           9.11%           22.11%
Net return....................................    2.62%           8.09%           21.40%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                                                                                AUGUST 17 (A) TO
                                                                   YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------------    ----------------
ALLIANCE GLOBAL                                 1999     1998     1997     1996     1995      1994     1993          1992
---------------                                 ----     ----     ----     ----     ----      ----     ----          ----
Gross return.................................  38.53%   21.80%    11.66%   14.60%   18.81%    5.23%   32.09%         4.87%
Net return...................................  37.28%   20.70%    10.54%   13.56%   17.75%    4.29%   30.93%        44.52%

                                                                                                    APRIL 3 (A) TO
                                                                   YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                               --------------------------------------------------  ----------------
ALLIANCE
INTERNATIONAL                                     1999           1998        1997        1996            1995
-------------                                     ----           ----        ----        ----            ----
Gross return.................................     37.31%        10.57%      (2.98)%      9.82%          11.29%
Net return...................................     36.55%         9.57%      (3.93)%      8.82%          10.55%

                                                                              AUGUST 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                               -----------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY            1999            1998            1997
--------------------------------------            ----            ----            ----
Gross return..................................    95.82%        (27.10)%        (20.16)%
Net return....................................    93.98%        (27.68)%        (20.46)%

                                                                              MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                              ------------------------------  ------------
T. ROWE PRICE INTERNATIONAL STOCK                  1999           1998             1997
---------------------------------                  ----           ----             ----
Gross return..................................    31.92%         13.68%           (1.49)%
Net return....................................    30.68%         12.67%           (2.10)%

                                                                                                                  MARCH 1 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------   --------------
ALLIANCE AGGRESSIVE STOCK                       1999     1998      1997     1996     1995     1994     1993           1992
-------------------------                       ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%  16.77%         11.49%
Net return.................................... 17.77%   (0.62)%    9.81%   21.09%   30.46%   (4.68)%  15.70%         11.11%


                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
ALLIANCE SMALL CAP GROWTH                         1999            1998            1997
-------------------------                         ----            ----            ----
Gross return..................................    27.75%         (4.28)%         26.74%
Net return....................................    26.76%         (5.14)%         25.92%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                              -----------------
EQ/EVERGREEN                                       1999
------------                                       ----
Gross return..................................     9.70%
Net return....................................     8.73%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MFS EMERGING GROWTH COMPANIES                      1999             1998          1997
-----------------------------                      ----             ----          ----
Gross return..................................    73.62%           34.57%         22.42%
Net return....................................    72.11%           33.31%         21.70%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999
RATES OF RETURN:

SURVIVORSHIP 2000
-----------------


EQUITY OPTIONS (CONCLUDED):

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
WARBURG PINCUS SMALL COMPANY VALUE                1999            1998            1997
----------------------------------                ----            ----            ----
Gross return..................................    1.80%          (10.02)%        19.15%
Net return....................................    0.88%          (10.82)%        18.41%


ASSET ALLOCATION OPTIONS:

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE BALANCED                               1999     1998     1997     1996     1995      1994     1993           1992
-----------------                               ----     ----     ----     ----     ----      ----     ----           ----
Gross return.................................. 17.79%   18.11%    15.06%   11.68%   19.75%   (8.02)%  12.28%          5.37%
Net return.................................... 16.73%   17.05%    13.96%   10.67%   18.68%   (8.84)%  11.30%          5.02%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE CONSERVATIVE INVESTORS                 1999     1998      1997     1996     1995     1994      1993         1992
-------------------------------                 ----     ----      ----     ----     ----     ----      ----         ----
Gross return.................................. 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%        1.38%
Net return....................................  9.15%   12.85%    12.21%    4.26%   19.32%   (4.96)%    9.81%        1.04%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE GROWTH INVESTORS                       1999     1998     1997     1996      1995     1994     1993           1992
-------------------------                       ----     ----     ----     ----      ----     ----     ----           ----
Gross return.................................. 26.58%   19.13%    16.87%   12.61%   26.37%   (3.15)%  15.26%         6.89%
Net return.................................... 25.44%   18.06%    15.72%   11.59%   25.24%   (4.02)%  14.24%         6.53%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                               ----------------
EQ/EVERGREEN FOUNDATION                              1999
-----------------------                              ----
Gross return..................................       7.38%
Net return....................................       6.14%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
EQ/PUTNAM BALANCED                                 1999            1998            1997
------------------                                 ----            ----            ----
Gross return..................................     0.01%           11.92%         14.38%
Net return....................................    (0.86)%          10.81%         13.79%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MERRILL LYNCH WORLD STRATEGY                       1999             1998           1997
----------------------------                       ----             ----           ----
Gross return..................................    21.35%            6.81%          4.70%
Net return....................................    20.25%            5.86%          4.08%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


FIXED INCOME OPTIONS:


                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                      1999             1998             1997             1996             1995
--------------------------------                ----             ----             ----             ----             ----
Gross return .........................          0.02%            7.74%            7.29%            3.78%           13.31%
Net return ...........................          0.02%            7.74%            7.29%            3.78%           13.31%

ALLIANCE MONEY MARKET
----------------------
Gross return .........................          4.96%            5.34%            5.42%            5.33%            5.69%
Net return ...........................          4.96%            5.34%            5.42%            5.33%            5.69%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................         (2.00)%           8.69%            9.14%            5.36%           17.13%
Net return ...........................         (2.00)%           8.69%            9.14%            5.36%           17.13%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%
Net return ...........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%


EQUITY OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                           1999             1998             1997             1996             1995
---------------------                           ----             ----             ----             ----             ----
Gross return .........................         25.19%           29.39%           29.40%           24.28%           33.07%
Net return ...........................         25.19%           29.39%           29.40%           24.28%           33.07%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................         20.38%           28.07%           32.57%           22.38%           36.53%
Net return ...........................         20.38%           28.07%           32.57%           22.38%           36.53%

ALLIANCE GROWTH & INCOME
------------------------
Gross return .........................         18.66%           20.86%           26.90%           20.09%           24.38%
Net return ...........................         18.66%           20.86%           26.90%           20.09%           24.38%


                                            JUNE 4 (C) TO
                                            DECEMBER 31,
                                          ------------------
EQ/ALLIANCE PREMIER GROWTH                      1999
--------------------------                      ----
Gross return .........................         18.97%
Net return ...........................         19.55%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                           AUGUST 30 (C) TO
                                             DECEMBER 31,
                                          ------------------
CAPITAL GUARDIAN RESEARCH                       1999
-------------------------                       ----
Gross return .........................          7.10%
Net return ...........................          8.04%

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Gross return .........................          3.76%
Net return ...........................          3.56%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH BASIC VALUE EQUITY               1999             1998               1997
--------------------------------               ----             ----               ----
Gross return .........................         19.00%           11.59%             17.02%
Net return ...........................         19.00%           11.59%             17.02%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
MFS GROWTH WITH INCOME                         1999
----------------------                         ----
Gross return .........................         8.76%
Net return ...........................         3.50%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS RESEARCH                                   1999             1998               1997
------------                                   ----             ----               ----
Gross return .........................         23.12%           24.11%             16.05%
Net return ...........................         23.12%           24.11%             16.05%

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Gross return .........................         (1.27)%          12.75%             14.48%
Net return ...........................         (1.27)%          12.75%             14.48%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return .........................          3.54%            9.11%             22.13%
Net return ...........................          3.54%            9.11%             22.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                1999             1998             1997             1996             1995
---------------                                ----             ----             ----             ----             ----
Gross return .........................         38.53%           21.80%           11.66%           14.60%           19.38%
Net return ...........................         38.53%           21.80%           11.66%           14.60%           19.38%


                                                                                                    APRIL 30 (A) TO
                                                     YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                        ---------------------------------------------------   --------------------------------
ALLIANCE INTERNATIONAL                          1999             1998             1997             1996             1995
----------------------                          ----             ----             ----             ----             ----
Gross return .........................         37.31%           10.57%           (3.05)%           9.81%           11.29%
Net return ...........................         37.31%           10.57%           (3.05)%           9.81%           11.29%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
MORGAN STANLEY EMERGING MARKETS EQUITY         1999             1998               1997
--------------------------------------         ----             ----               ----
Gross return .........................         95.82%          (27.10)%          (20.19)%
Net return ...........................         95.82%          (27.10)%          (20.19)%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK              1999             1998               1997
---------------------------------              ----             ----               ----
Gross return .........................         31.92%           13.68%            (1.50)%
Net return ...........................         31.92%           13.68%            (1.50)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONCLUDED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                       1999             1998             1997             1996             1995
-------------------------                       ----             ----             ----             ----             ----
Gross return .........................         18.84%            0.29%           10.94%           22.20%           33.00%
Net return ...........................         18.84%            0.29%           10.94%           22.20%           33.00%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
ALLIANCE SMALL CAP GROWTH                       1999             1998             1997
-------------------------                       ----             ----             ----
Gross return .........................         27.75%           (4.28)%          26.69%
Net return ...........................         27.75%           (4.28)%          26.69%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN                                   1999
------------                                   ----
Gross return .........................         9.70%
Net return ...........................         7.10%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                  1999             1998               1997
-----------------------------                  ----             ----               ----
Gross return .........................         73.62%           34.57%            22.44%
Net return ...........................         73.62%           34.57%            22.44%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
WARBURG PINCUS SMALL COMPANY VALUE              1999             1998               1997
----------------------------------              ----             ----               ----
Gross return .........................          1.80%          (10.02)%           19.13%
Net return ...........................          1.80%          (10.02)%           19.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


ASSET ALLOCATION OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE BALANCED                              1999             1998             1997             1996             1995
-----------------                              ----             ----             ----             ----             ----
Gross return .........................         17.79%           18.11%           15.06%           11.68%           20.32%
Net return ...........................         17.79%           18.11%           15.06%           11.68%           20.32%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................         10.14%           13.88%           13.25%            5.21%           20.59%
Net return ...........................         10.14%           13.88%           13.25%            5.21%           20.59%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................         26.58%           19.13%           16.87%%          12.61%           26.92%
Net return ...........................         27.58%           19.13%           16.87%%          12.61%           26.92%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN FOUNDATION                       1999
-----------------------                       ----
Gross return .........................        7.38%
Net return ...........................        6.97%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  --------------
EQ/PUTNAM BALANCED                              1999            1998               1997
------------------                              ----            ----               ----
Gross return .........................          0.01%           11.92%            14.48%
Net return ...........................          0.01%           11.92%            14.48%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH WORLD STRATEGY                    1999             1998               1997
----------------------------                    ----             ----               ----
Gross return .........................         21.35%            6.81%             4.71%
Net return ...........................         21.35%            6.81%             4.71%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


FIXED INCOME OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                            1999              1998               1997                 1996
---------------------                            ----              ----               ----                 ----
Gross return .........................           0.02%             7.74%              7.29%                3.78%
Net return ...........................          (0.66)%            6.88%              6.43%                4.49%

ALLIANCE MONEY MARKET
---------------------
Gross return .........................           4.96%             5.34%              5.42%                5.33%
Net return ...........................           4.14%             4.50%              4.57%                2.98%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................          (2.00)%            8.69%              9.14%                5.36%
Net return ...........................          (2.78)%            7.82%              8.27%                7.86%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................          (3.35)%           (5.15)%            18.47%               22.89%
Net return ...........................          (4.13)%           (5.91)%            17.52%               13.90%

EQUITY OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE COMMON STOCK                           1999              1998               1997                  1996
---------------------                           ----              ----               ----                  ----
Gross return .........................          25.19%           29.39%              29.40%               24.28%
Net return ...........................          24.19%           28.35%              28.18%               17.44%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................          20.38%           28.07%              32.58%               22.39%
Net return ...........................          19.42%           27.05%              31.51%               16.25%

ALLIANCE GROWTH AND INCOME
--------------------------
Gross return .........................          18.66%           20.86%              26.90%               20.09%
Net return ...........................          17.71%           19.90%              25.74%               15.63%


                                           JUNE 4 (C) TO
                                            DECEMBER 31,
                                         -------------------
EQ/ALLIANCE PREMIER GROWTH                       1999
--------------------------                       ----
Gross return .........................          18.97%
Net return ...........................          18.36%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN RESEARCH                        1999
-------------------------                        ----
Gross return .........................           7.10%
Net return ...........................           6.53%


                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN U.S. EQUITY                     1999
----------------------------                     ----
Gross return .........................           3.76%
Net return ...........................           3.28%


                                                                                MAY 1 (A) TO
                                               YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  -----------------
MERRILL LYNCH BASIC VALUE EQUITY                1999              1998               1997
--------------------------------                ----              ----               ----
Gross return .........................          19.00%           11.59%              16.99%
Net return ...........................          17.99%           10.69%              16.40%


                                           JUNE 4 (B) TO
                                            DECEMBER 31,
                                         -------------------
MFS GROWTH WITH INCOME                           1999
----------------------                           ----
Gross return .........................           8.76%
Net return ...........................           7.85%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS RESEARCH                                    1999             1998               1997
------------                                    ----             ----               ----
Gross return..........................          23.12%           24.11%            16.07%
Net return............................          22.13%           23.11%            15.43%

EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------
Gross return..........................          (1.27)%          12.75%            16.23%
Net return............................          (2.15)%          11.92%            13.87%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return..........................           3.54%            9.11%            22.11%
Net return............................           2.73%            8.20%            21.48%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                                                                               AUGUST 5 (A) TO
                                                      YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         ----------------------------------------------------  ----------------
ALLIANCE GLOBAL                                  1999             1998               1997           1996
---------------                                  ----             ----               ----           ----
Gross return .........................          38.53%           21.80%              11.66%        14.60%
Net return ...........................          37.42%           20.83%              10.65%         6.78%

ALLIANCE INTERNATIONAL
----------------------
Gross return .........................          37.31%           10.57%              (2.98)%        9.82%
Net return ...........................          36.68%            9.68%              (3.83)%        2.11%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY          1999             1998               1997
--------------------------------------          ----             ----               ----
Gross return..........................          95.82%          (27.10)%          (20.16)%
Net return............................          94.18%          (27.60)%          (20.43)%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK               1999             1998               1997
---------------------------------               ----             ----               ----
Gross return..........................          31.92%           13.68%            (1.49)%
Net return............................          30.81%           12.79%            (2.03)%


                                                                                                 AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         -----------------------------------------------------   ---------------
ALLIANCE AGGRESSIVE STOCK                       1999              1998                1997              1996
-------------------------                       ----              ----                ----              ----
Gross return .........................          18.84%            0.29%              10.94%            22.20%
Net return ...........................          17.89%           (0.52)%              9.92%             6.22%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
ALLIANCE SMALL CAP GROWTH                       1999             1998               1997
-------------------------                       ----             ----               ----
Gross return..........................          27.75%           (4.28)%           26.74%
Net return............................          26.89%           (5.04)%           26.01%


                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                         ------------------
EQ/EVERGREEN                                    1999
------------                                    ----
Gross return..........................          9.70%
Net return............................          6.81%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS: (CONCLUDED):

                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                   1999             1998               1997
-----------------------------                   ----             ----               ----
Gross return..........................         73.62%           34.57%            22.42%
Net return............................         72.28%           33.44%            21.78%

WARBURG PINCUS SMALL COMPANY VALUE
-----------------------------------
Gross return..........................          1.80%          (10.02)%           19.15%
Net return............................          0.99%          (10.73)%           18.49%


ASSET ALLOCATION OPTIONS:

                                                                                                  AUGUST 5 (A)
                                                                                                       TO
                                                        YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                                         ------------------------------------------------------- ---------------
ALLIANCE BALANCED                               1999              1998               1997              1996
-----------------                               ----              ----               ----              ----
Gross return .........................          17.79%           18.11%              15.06%           11.68%
Net return ...........................          16.85%           17.17%              14.07%            8.67%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................          10.14%           13.88%              13.25%            5.21%
Net return ...........................           9.26%           12.97%              12.32%            7.94%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................          26.58%           19.13%              16.87%           12.61%
Net return ...........................          25.57%           18.18%              15.84%            9.38%

                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                        -------------------
EQ/EVERGREEN FOUNDATION                         1999
-----------------------                         ----
Gross return..........................          7.38%
Net return............................          9.83%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
EQ/PUTNAM BALANCED                              1999             1998               1997
------------------                              ----             ----               ----
Gross return..........................          0.01%            11.92%            14.38%
Net return............................         (0.76)%           10.92%            13.87%

MERRILL LYNCH WORLD STRATEGY
----------------------------
Gross return..........................         21.35%             6.81%             4.70%
Net return............................         20.37%             5.97%             4.15%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SP-FLEX
-------

FIXED INCOME OPTIONS:

                                                                                                            APRIL 1 (A) TO
ALLIANCE INTERMEDIATE                                  YEARS ENDED DECEMBER 31,                              DECEMBER 31,
GOVERNMENT                    ---------------------------------------------------------------------------  -------------------
SECURITIES                      1999     1998      1997     1996     1995      1994     1993     1992            1991
----------                      ----     ----      ----     ----     ----      ----     ----     ----            ----
Gross return..............      0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%   10.58%    5.60%          12.10%
Net return................     (1.65)%   5.82%    5.38%     1.91%   11.31%   (6.08)%    8.57%    3.71%          10.59%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET           1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
---------------------           ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............      4.96%    5.34%    5.42%    5.33%     5.74%    4.02%    3.00%    3.56%     6.17%    8.24%
Net return................      3.11%    3.46%    3.54%    3.44%     3.86%    2.17%    1.13%    1.71%     4.29%    6.30%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE QUALITY BOND              1999            1998           1997            1996            1995             1994
---------------------              ----            ----           ----            ----            ----             ----
Gross return..............        (2.00)%          8.69%          9.14%           5.36%           17.02%          (2.20)%
Net return................        (3.75)%          6.75%          7.19%           3.47%           14.94%          (2.35)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD             1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-------------------             ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     (3.35)%  (5.15)%  18.47%    22.89%   19.92%   (2.79)%  23.15%    12.31%   24.46%   (1.12)%
Net return................     (5.08)%  (6.84)%  16.35%    20.68%   17.79%   (4.52)%  20.96%    10.30%   22.25%   (2.89)%

EQUITY OPTIONS:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK           1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------------           ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     25.19%   29.39%   29.40%    24.28%   32.45%   (2.14)%  24.84%    3.23%    37.87%   (8.12)%
Net return................     22.96%   27.08%   26.91%    22.04%   30.10%   (3.88)%  22.60%    1.38%    35.43%   (9.76)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE EQUITY INDEX               1999          1998           1997            1996            1995              1994
---------------------               ----          ----           ----            ----            ----              ----
Gross return..............         20.38%         28.07%         32.58%          22.39%          36.48%           (2.54)%
Net return................         18.24%         25.79%         30.21%          20.19%          34.06%           (2.69)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH & INCOME           1999           1998            1997           1996           1995               1994
------------------------           ----           ----            ----           ----           ----               ----
Gross return..............        18.66%         20.86%          26.90%         20.09%         24.07%             (3.40)%
Net return................        16.55%         18.71%          24.50%         17.93%         21.87%             (3.55)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                 1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------                 ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     38.53%   21.80%   11.66%    14.60%   18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%
Net return................     36.06%   19.63%    9.56%    12.54%   16.70%    3.36%   29.77%   (2.28)%   28.23%   (7.75)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN (CONCLUDED):
SP-FLEX
-------


EQUITY OPTIONS (CONCLUDED):

                                                                                               APRIL 3 (A) TO
                                         YEARS ENDED DECEMBER 31,                               DECEMBER 31,
                              ---------------------------------------------------------------- ----------------
ALLIANCE INTERNATIONAL             1999            1998           1997            1996              1995
----------------------             ----            ----           ----            ----              ----
Gross return..............         37.31%         10.57%         (3.05)%          9.82%            11.29%
Net return................         35.33%          8.60%         (4.78)%          7.84%             9.82%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK      1999      1998     1997     1996      1995     1994     1993     1992      1991     1990
-------------------------      ----      ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     18.84%    0.29%   10.94%    22.20%   31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%
Net return................     16.72%   (1.50)%   8.83%    20.00%   29.30%   (5.53)%  14.67%   (4.89)%   83.54%    6.23%

ASSET ALLOCATION SERIES:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED              1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-----------------              ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return.................. 17.79%   18.11%   15.06%    11.68%   19.75%   (8.02)%  12.28%    (2.83)%  41.27%    0.24 %
Net return.................... 15.69%   16.01%   12.94%     9.67%   17.62%   (9.66)%  10.31%    (4.57)%  38.75%   (1.56)%


                                                                                                           SEPTEMBER 1 (A) TO
ALLIANCE                                                 YEARS ENDED DECEMBER 31                              DECEMBER 31,
CONSERVATIVE                  ---------------------------------------------------------------------------  -------------------
INVESTORS                           1999            1998           1997            1996            1995            1994
---------                           ----            ----           ----            ----            ----            ----
Gross return..................      10.14%          13.88%        13.25%          5.21%           20.40%          (1.83)%
Net return....................       8.18%          11.85%        11.21%          3.32%           18.26%          (1.98)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH INVESTORS          1999            1998            1997           1996            1995             1994
-------------------------          ----            ----            ----           ----            ----             ----
Gross return..................     26.58%          19.13%          16.87%         12.61%          26.37%          (3.16)%
Net return....................     24.33%          17.00%          14.69%         10.58%          24.12%          (3.31)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-53

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


A-1
--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

         Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of  Equitable  Life (since July 1992).  Member of the AXA  Management
AXA                                     Board  and Group  Executive  President,  Human  Resources,  Communication  and
23 Avenue Matignon                      Synergies of AXA (since January 2000).  Prior thereto,  Senior  Executive Vice
75008 Paris, France                     President,  AXA (1993-2000).  Director or officer of various  subsidiaries and affiliates of the AXA Group.
------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director of Equitable Life (since September 1993). Chairman of the Board of
AXA                                     AXA Financial (since April 1998); Vice Chairman (February 1996 to April 1998).
23 Avenue Matignon                      Vice Chairman of AXA's Management Board (since January 2000). Prior thereto,
75008 Paris, France                     Senior Executive Vice President, Financial Services and Life Insurance
                                        Activities in the United States, Germany, the United Kingdom and Benelux (1996
                                        to 2000); Executive Vice President, Financial Services and Life Insurance
                                        Activities (1993 to 1996) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of DLJ and Alliance Capital
                                        Management Corporation, the general partner of Alliance Holding and Alliance.
------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne                        Director  of  Equitable  Life  (since  May  1982).  Retired  Chairman  of  The
The McGraw-Hill Companies               McGraw-Hill  Companies  (since January 2000);  prior thereto,  Chairman (April
1221 Avenue of the Americas             1988 to January 2000) and Chief Executive  Officer (April 1983 to April 1998).
New York, NY 10020                      Director of The McGraw-Hill  Companies,  Harris  Corporation and Ryder System,
                                        Inc. Director of AXA Financial, Inc. (since May, 1992).
------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director of Equitable Life (since  February  1998).  Executive Vice President,
AXA                                     International  (US-UK-Benelux)  AXA and member of AXA  Executive  Board (since
23, Avenue Matignon                     January, 2000). Director,  Alliance (since February 1996) and Donaldson Lufkin
75008 Paris, France                     & Jenrette ("DLJ")(since February 1997).
------------------------------------------------------------------------------------------------------------------------


A-2
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable Life (since July 1992).  Vice Chairman of the Management
Rhone-Poulenc S.A.                      Board of Aventis (since  December  1999).  Prior  thereto,  Chairman and Chief
25, Quai Paul Doumer                    Executive  Officer of Rhone-Poulenc,  S.A. (1986 to December 1999).  Member of
92408 Courbevoie Cedex                  the Supervisory Board of AXA. Director of Schneider S.A., Paribas,  and Groupe
France                                  Pernod-Ricard.   Member  of  the  Consulting  Council  of  Banque  de  France.
                                        Director, AXA Financial (since July, 1992).
------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable Life (since March 1989). President of Xavier University
Xavier University of Louisiana          of Louisiana; Director, First National Bank of Commerce, New Orleans, LA,
7325 Palmetto Street                    Piccadilly Cafeterias, Inc., and Entergy Corporation.
New Orleans, LA 70125
------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb,
LeBoeuf, Lamb, Greene & MacRae,         Greene & MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm
  L.L.P.                                (1965 to 1999). Director of AXA Financial (since May 1992).
125 West 55th Street
New York, NY 10019-4513
------------------------------------------------------------------------------------------------------------------------

John T. Hartley                         Director of Equitable Life (since August 1987). Currently a Director and
1025 NASA Boulevard                     retired Chairman and Chief Executive Officer of Harris Corporation (retired
Melbourne, FL 32919                     July 1995); previously held other officerships with Harris Corporation.
                                        Director of AXA Financial (since May 1992); Director of the McGraw Hill
                                        Companies.
------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.                   Director of Equitable Life (since July 1992); Director of AXA Financial
SBC Warburg Dillon Read LLC             (since July 1992); Director, Senior Advisor of Warburg Dillon Read LLC (since
535 Madison Avenue                      1999); Prior thereto, Managing Director and member of its Board of Directors
New York, NY 10022                      (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                        1998); Director, Pall Corporation (since November 1998).
------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director of Equitable Life (since December 1996). Corporate Vice President,
BESTFOODS                               Core Business Development of Bestfoods (since June 1999). Prior thereto,
International Plaza                     President, Bestfoods Grocery and Vice President, Bestfoods (formerly CPC
700 Sylvan Avenue                       International, Inc.)(1997 to 1999). President, Bestfoods Specialty Markets
Englewood Cliffs, NJ 07632-9976         Group (1993 to 1997); Director, Hunt Corporation and PACTIV Corporation.
                                        Director, AXA Financial (since December 1996).

------------------------------------------------------------------------------------------------------------------------

A-3
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable Life (since July 1992). President, Jarmain Group Inc.
Jarmain Group Inc.                      (since 1979); and officer or director of several affiliated companies.
121 King Street West                    Director, DLJ (since October 1992), AXA Insurance (Canada), Anglo Canada
Suite 2525                              General Insurance Company, and AXA Pacific Insurance Company, and Alternate
Toronto, Ontario M5H 3T9                Director, AXA Asia Pacific Holdings Limited. Chairman (non-executive) and
Canada                                  Director, FCA International Ltd. (January 1994 to May 1998). Director of
                                        AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable Life (since July 1992). Partner, Cravath, Swaine &
Cravath, Swaine & Moore                 Moore. Director, Eramet.
825 Eighth Avenue
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse
Credit Suisse, First Boston             First Boston (since March 1999). Chairman and Chief Executive Officer (1981
64, rue de Miromesnel                   to February 1999)(now Honorary Chairman) Schneider Electric. Member of the
75008 Paris, France                     Supervisory Board of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc,
                                        S.A.), Sema Group PLC (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA Financial, Inc.
                                        (since February 1996).
------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director of Equitable Life (since May 1987). Retired Chairman and Chief
P.O. Box 397                            Executive Officer of American Cyanamid Company (retired April 1993);
Newton, NJ 07860                        previously held other officerships with American Cyanamid. Director of AXA
                                        Financial (since May 1992) and Coulter Pharmaceutical (since May 1987).
------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin
St. John's University                   College of Business Administration, St. John's University (since August
8000 Utopia Parkway                     1998); Chief Financial Officer, Chase Manhattan Corp. (1985 to 1997).
Jamaica, NY 11439
------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of Equitable Life (since March 1991). Chairman (since 1977) and
Alliance Capital Management             former Chief Executive Officer (1977 to January 1999), of Alliance, and
Corporation                             Chairman or Director of numerous subsidiaries and affiliated companies of
1345 Avenue of the Americas             Alliance. Senior Executive Vice President of AXA (since January 1997).
New York, NY 10105                      Director of AXA Financial (since May 1992).
------------------------------------------------------------------------------------------------------------------------

A-4
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICERS-DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Hegarty                         Director of Equitable Life (since January 1998). President (since January
                                        1998) and Chief Operating Officer (since February 1998), Equitable Life.
                                        Senior Vice Chairman (since November 1999), Vice Chairman (since April 1998),
                                        Senior Executive Vice President (January 1998 to April 1998), and Director
                                        and Chief Operating Officer (both since January 1998), AXA Financial.
                                        Director, President and Chief Operating Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions & Equitable Distribution Holding Corp.
                                        (since September 1999). Vice Chairman (from 1996 to 1997), Chase Manhattan
                                        Corporation. Vice Chairman (from 1995 to 1996) and Senior Executive Vice
                                        President (from 1991 to 1995), Chemical Bank. Director, ACMC, Inc.
                                        ("ACMC")(since March 1998). Trustee, EQ Advisors Trust. Director, Equitable
                                        Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ
                                        (both since May 1998).
------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Director of Equitable Life (since August 1997). Chairman of the Board (since
                                        January 1998), Chief Executive Officer (since August 1997), President (August
                                        1997 to January 1998), Equitable Life. Director, President and Chief
                                        Executive Officer, (all since August 1997), AXA Financial. Director, Chairman of the Board and Chief Executive Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions and Equitable Distribution Holding Corp.
                                        (since September 1999). Member of the Management Board of AXA (since January
                                        2000); Senior Vice Chairman, Chase Manhattan Corporation (March 1996 to April
                                        1997). President (January 1994 to March 1996) and Vice Chairman (December
                                        1991 to January 1994), Chemical Bank. Director, Alliance (since August 1997),
                                        DLJ (since November 1997), ECMC (since March 1998), ACMC, Inc. (since March
                                        1998), and AXA Canada (since September 1998). Director, KeySpan Energy.
------------------------------------------------------------------------------------------------------------------------

Stanley B. Tulin                        Director and Vice Chairman of the Board (since February 1998), and Chief
                                        Financial Officer (since May 1996), Equitable Life. Vice Chairman of the
                                        Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President (February 1998 to November
                                        1999), AXA Financial. Director, Vice Chairman and Chief Financial Officer
                                        (since December 1999) Equitable of Colorado; AXA Client Solutions, LLC and
                                        Equitable Distributions Holding Corp. (since September 1999). Vice President
                                        (until 1998), EQ Advisors Trust. Director, Alliance (since July 1997), and
                                        DLJ (since June 1997). Prior thereto, Chairman, Insurance Consulting and
                                        Actuarial Practice, Coopers & Lybrand, L.L.P.

------------------------------------------------------------------------------------------------------------------------


A-5
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President (since February 1998) and Chief Information Officer
                                        (since November 1994), Equitable Life. Previously held other officerships with Equitable Life; Director, J.M.R. Realty Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Derry E. Bishop                         Executive Vice President (since September 1998), Chief Agency Officer, (since
                                        December 1997), and Senior Vice President (January 1995 to September 1998),
                                        Equitable Life; Director and Executive Vice President, AXA Advisors LLC and
                                        Executive Vice President and Chief Agency Officer, AXA Client Solutions, LLC
                                        (all since September 1999). Prior thereto, Director (since 1995) and
                                        Executive Vice President (since 1994) EQF (now AXA Advisors).
------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President, Equitable Life. Senior Vice President, AXA Financial.
                                        Director and Chairman, Frontier Trust Company ("Frontier"). Director, EQF
                                        (now AXA Advisors)(until September 1999). Executive Vice President and
                                        Director (since September 1999), AXA Advisors, Director (until May 1996),
                                        Equitable Distributors, Inc. ("EDI"). Director and Senior Vice President, AXA
                                        Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                        Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior
                                        Vice President and Treasurer, AXA Client Solutions, LLC and Equitable
                                        Distributors (since September 1999); Equitable of Colorado (since December
                                        1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                        President and Chief Executive Officer (since September 1997), and prior thereto, Vice President and Treasurer, Equitable Casualty Insurance Company
                                        ("Casualty"). Vice President and Treasurer, EQ Advisors Trust (since March
                                        1997). Director, Chairman, President and Chief Executive Officer, Equitable
                                        JV Holdings (since August 1997). Director (since July 1997), and Senior Vice
                                        President and Chief Financial Officer (since April 1998), ACMC and ECMC.
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
John A. Caroselli                       Executive Vice President (since September 1998), Equitable Life; Senior
                                        Vice President, Equitable Life (February 1998 to September 1998); Senior
                                        Vice President, Chase Manhattan Corp. (1996 to 1998); Vice President,
                                        Chemical Bank (1991 to 1996).
------------------------------------------------------------------------------------------------------------------------

A-6
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
---------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett                         Senior Vice President, Equitable Life, (since September 1996) and Actuary
                                        (September 1996 to December 1998). Partner and Senior Actuarial Consultant,
                                        Coopers & Lybrand L.L.P. (January 1989 to August 1996).
---------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller, Equitable Life and AXA Financial.
                                        Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
---------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior Vice President and Auditor, Equitable Life. Vice President and
                                        Auditor, AXA Financial.
---------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive Vice President and Chief Legal Officer (since November
                                        1999), Equitable Life; prior thereto, Executive Vice President and General Counsel.
                                        General Counsel of AXA Financial. Previously held other officerships with
                                        Equitable Life and its affiliates.
---------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Senior Vice President (since September 1999), Chief Compliance Officer and Associate General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
---------------------------------------------------------------------------------------------------------------------------

Michael S. Martin                       Executive Vice President (since September 1998) and Chief Marketing Officer
                                        (since December 1997), Equitable Life; prior thereto, Senior Vice President and Chief Marketing Officer. Chairman and Chief Executive Officer, AXA
                                        Advisors LLC (since September 1999). Vice President, EQ Advisors Trust (until
                                        April 1998). Director, Equitable Underwriting and Sales Agency (Bahamas),
                                        Ltd. and AXA Network, LLC; President (since February 2000); Executive Vice
                                        President (since December 1998), Colorado; prior thereto, Director and Senior
                                        Vice President (since December 1998). Previously held other officerships with
                                        Equitable Life and its affiliates.

---------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis                      Executive Vice President, Equitable Life (since May 1998); Executive Vice
                                        President, Chase Manhattan Corporation (January 1983 to June 1997);
                                        Director, EQF (now AXA Advisors)(October 1998 to May 1999).
---------------------------------------------------------------------------------------------------------------------------

A-7
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive Vice President and Chief Investment Officer, Equitable Life.
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since
                                        July 1995), AXA Financial. Chairman, President and Trustee (since March
                                        1997), EQ Advisors Trust. Executive Vice President and Chief Investment
                                        Officer, Equitable of Colorado (since December 1999), Executive Vice
                                        President, AXA Client Solutions (since September 1999). Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President, EQF
                                        (now AXA Advisors)(November 1996 to September 1999). Director, EREIM Managers
                                        Corp. (since July 1997), and EREIM LP Corp. (since October 1997).
------------------------------------------------------------------------------------------------------------------------
Brian S. O'Neil                         Executive Vice President, Equitable Life (since June 1998). Executive Vice
                                        President, AXA Financial and AXA Client Solutions (since September 1999).
                                        Director of Investment, AXA Investment Management (January 1998 to
                                        June 1998); Chief Investment Officer, AXA Investment Management (July
                                        1995 to January 1998). Trustee (since September 1999), EQ Advisors Trust.
------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President, Equitable Life and AXA Client Solutions (since
                                        September 1999). Director, Chairman and Chief Operating Officer, Casualty,
                                        (since September 1997). Director, Equitable Agri-Business, Inc. (until June
                                        1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                         Senior Vice President (since February 1999); Vice President, Secretary and
                                        Associate General Counsel, Equitable Life and AXA Financial, (since September
                                        1995). Senior Vice President, Secretary and Associate General Counsel, AXA
                                        Financial and AXA Client Solutions (since November 1999). Senior Vice
                                        President and Secretary, Equitable of Colorado (since December 1999).
                                        Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Senior Vice President (since February 1995) and General Counsel (since
                                        November 1999) Equitable Life; prior thereto, Deputy General Counsel
                                        (1996-1999). Senior Vice President and Associate General Counsel, AXA
                                        Financial (since September 1996). Senior Vice President and General Counsel,
                                        AXA Client Solutions (since November 1999). Vice President and General
                                        Counsel, Equitable of Colorado (since December 1999). Director, AXA Advisors.
                                        Senior Vice President and General Counsel, EIC (June 1997 to March 1998).
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------

A-8
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
---------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Senior Executive Vice President (since February 1998), Chief Distribution
                                        Officer (since December 1997) and Chief Agency Officer (August 1994 to
                                        December 1997), Equitable Life. Senior Executive Vice President and Chief
                                        Distribution Officer, AXA Client Solutions (since September 1999). Senior
                                        Executive Vice President, Equitable of Colorado (since December 1999).
                                        Executive Vice President (since May 1996), AXA Financial. Chairman (since
                                        December 1997), EDI. Prior thereto, Agency Manager.
------------------------------------------------------------------------------------------------------------------------
Gregory G. Wilcox                       Executive Vice President (since September 1998), Senior Vice President
                                        (May 1992 to September 1998), Equitable Life. Executive Vice President
                                        (since November 1999), AXA Financial; prior thereto, Senior Vice President.
------------------------------------------------------------------------------------------------------------------------
R. Lee Wilson                           Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                        (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA
                                        Client Solutions (since September 1999). Prior thereto, Executive Vice
                                        President, Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------

APPENDIX B

B-1
--------------------------------------------------------------------------------


OUR DATA ON MARKET PERFORMANCE

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios, and may compare the performance or ranking of those options and the Portfolios with:

   o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

   o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

   o   data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

Barron's                      Money Management Letter
Morningstar's Variable        Investment Dealers Digest
   Annuities/Life             National Underwriter
Business Week                 Pension & Investments
Forbes                        USA Today
Fortune                       Investor's Daily
Institutional Investor        The New York Times
Money                         The Wall Street Journal
Kiplinger's Personal Finance  The Los Angeles Times
Financial Planning            The Chicago Tribune
Investment Advisor
Investment Management Weekly


Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

   o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

   o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The

B-2
--------------------------------------------------------------------------------

information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your policy's premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward. The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.


--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------
FOR THE FOLLOWING                           LONG-TERM      LONG-TERM     INTERMEDIATE-     U.S.
PERIODS ENDING                COMMON        GOVERNMENT     CORPORATE      TERM GOV'T     TREASURY      CONSUMER
DECEMBER 31, 1999             STOCKS           BONDS         BONDS          BONDS          BILLS      PRICE INDEX
--------------------------------------------------------------------------------------------------------------------
1 Year                         21.04%         (8.96)%        (7.45)%       (1.77)%          4.68%       2.81%
3 Years                        27.56           6.04           5.01          5.47            4.93        2.04
5 years                        28.55           9.24           8.35          6.95            5.12        2.39
10 years                       18.20           8.79           8.36          7.20            4.92        2.94
20 years                       17.87          10.69          10.66          9.53            6.89        4.01
30 years                       13.72           8.94           9.17          8.68            6.69        5.12
40 years                       12.22           7.01           7.24          7.35            5.98        4.46
50 years                       13.61           5.56           5.97          6.12            5.15        4.01
60 years                       12.86           5.17           5.42          5.39            4.34        4.24
Since 1926                     11.35           5.12           5.61          5.22            3.79        3.07
Inflation Adjusted              8.03           1.98           2.46          2.08            0.69        0.00
   Since 1926

--------------------------------------------------------------------------------------------------------------------

B-3
--------------------------------------------------------------------------------
Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK,(TM)Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds--For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

C-1
--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS


This supplement updates
the prospectuses dated                                             which relate to our
------------------------                                           -------------------

July 25, 1996; January 1, 1997; May 1, 1997-99; and
October 18, 1999............................................       IL Protector(R) Policies

December 19, 1994; May 1, 1995-99; September 15, 1995;
January 1, 1997; and October 18, 1999.......................       Incentive Life Plus and our IL COLI(1) Policies

November 27, 1991; May 1, 1993-95, 97-98; and
September 15, 1995..........................................       Special Offer Policies(2)

August 18, 1992; May 1, 1993-99; January 1, 1997; and
October 18, 1999............................................       Survivorship 2000 Policies

November 27, 1991 and May 1, 1993-94........................       Incentive Life 2000 and our Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1,
1990, 93-94.................................................       Incentive Life Policies


In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

-----------------
1 If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.

2 If you have our Special Offer Policy, this supplement relates to an Incentive Life 2000 or Incentive Life Plus prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement. If the prospectus you received was dated May 1, 1994 or earlier, it was our Incentive Life 2000 prospectus with a Special Offer Policy supplement dated November 27, 1991, January 29, 1993, or May 1, 1993-95. If the prospectus you received was dated after May 1, 1994, it was our Incentive Life Plus prospectus with a Special Offer Policy supplement dated May 1, 1995-96 or September 15, 1995.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies

     Incentive Life
     Survivorship Incentive Life



PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

NEW INVESTMENT OPTIONS. Beginning on or about May 22, 2000 you will have a new variable investment option (Fund) available under your policy:

o  EQ/Alliance Technology**

Alliance Capital Management L.P. is the investment advisor for this new Portfolio of EQ Advisors Trust. See "Investment Portfolios" below, as well as the EQ Advisors Trust prospectus attached to this supplement, for more information.

EQUITABLE. The information under the heading "Equitable" in your prospectus is updated as follows:

EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other




-------------------

* The dates of such prior prospectuses are listed for your information in Appendix C to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.
**   This option may not be available in California.


    Copyright 2000 The Equitable Life Assurance Society of the United States.
                              All rights reserved.

-------   ----------------------------------------------------------------------
2

information or materials that we provide in connection with your policy or the portfolios, you can contact us
---------------------------------------------------------
BY MAIL:
---------------------------------------------------------
at the Post Office Box for our Administrative Office:
P.O. Box 1047
Charlotte, North Carolina 28201-1047
---------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
---------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life
National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, N.C. 28277
---------------------------------------------------------
BY TOLL-FREE PHONE:
---------------------------------------------------------
1-888-855-5100
(automated system available 22 hours a day, from
6 AM to 4 AM, Eastern Time; customer service
representative available weekdays 8 AM to 9 PM,
Eastern Time)
---------------------------------------------------------
BY E-MAIL:
---------------------------------------------------------
life-service@equitable.com
---------------------------------------------------------
BY FAX:
---------------------------------------------------------
1-704-540-9714
---------------------------------------------------------
BY INTERNET:
---------------------------------------------------------
Our Web site (www.equitable.com) can also provide information; some of the forms listed below are available for you to print out through our Web site by clicking on "Contact Us." You can also access your policy information through our Web site by enrolling in EQAccess.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for dollar cost averaging (our automatic transfer service);
(2) authorization for telephone transfers by a person who is not both the sole insured person and the owner;
(3)  request for asset rebalancing; and
(4)  designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;
(b)  address changes;
(c)  beneficiary changes;
(d)  transfers between investment options; and
(e)  changes in allocation percentages for premiums and deductions.

You can change your allocation and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess Requests" below.

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners, all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

------------------------------------------------------------------       -------
                                                                               3

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

TELEPHONE AND EQACCESS REQUESTS. If you are both the sole owner and an insured person under your policy, you may call 1-888-855-5100 (toll free) from a touch tone phone to make the following types of requests:

o    policy loans
o    changes of address
o    changes of premium allocation percentages
o    transfers among investment options (Funds)

If you are not both an insured person and the owner, you may send us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

By the end of 2000, we anticipate that you will be able to make transfers among investment options (Funds) and changes in premium allocation percentages over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transactions apply to EQAccess transactions.

We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general

-------   ----------------------------------------------------------------------
4

security and/or integrity of our automated systems (see discussion of "Market timing" below).

Any telephone or Internet transaction request that you make after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

ASSET REBALANCING. Over time, your relative position in each investment option may change due to the fluctuation of unit prices, premium payments, monthly deductions and other transactions. Asset rebalancing, which we introduced last year, can be useful to you if you wish to maintain a specified asset mix.

The following description replaces the description of our asset rebalancing service in your prospectus (or supplement):

OUR ASSET REBALANCING SERVICE
You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

You may request the asset rebalancing service at any time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

If you request the asset rebalancing service, the first redistribution wll be on the date you specify or the date we receive your request, if later. Subsequent periodic rebalancings will occur quarterly, semiannually or annually, as you have requested.

INVESTMENT PORTFOLIOS. Your policy offers the investment Portfolios listed in the table below, along with the Guaranteed Interest Account.

------------------------------------------------------------------       -------
                                                                               5

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses paid by each Portfolio for the year ended December 31, 1999, except as otherwise noted. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

-----------------------------------------------------------------------------------------------------------------------
                                                                    1999 FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                                    TOTAL       FEE WAIVERS  NET TOTAL
                                           MANAGEMENT                  OTHER       ANNUAL    AND/OR EXPENSE     ANNUAL
                                             FEE(1)      12b-1 FEE   EXPENSES(2)  EXPENSES  REIMBURSEMENTS(3) EXPENSES
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(4)                          0.60%      0.25%       0.04%        0.89%                --      0.89%
-----------------------------------------------------------------------------------------------------------------------
EQ/Balanced(5)                                  0.57%      0.25%       0.05%        0.87%                --      0.87%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           0.46%      0.25%       0.04%        0.75%                --      0.75%
-----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 0.60%      0.25%       0.07%        0.92%                --      0.92%
-----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           0.25%      0.25%       0.05%        0.55%                --      0.55%
-----------------------------------------------------------------------------------------------------------------------
Alliance Global                                 0.73%      0.25%       0.09%        1.07%                --      1.07%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                        0.59%      0.25%       0.05%        0.89%                --      0.89%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       0.57%      0.25%       0.05%        0.87%                --      0.87%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             0.60%      0.25%       0.05%        0.90%                --      0.90%
-----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
Securities                                      0.50%      0.25%       0.07%        0.82%                --      0.82%
-----------------------------------------------------------------------------------------------------------------------
Alliance International                          0.85%      0.25%       0.20%        1.30%                --      1.30%
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           0.34%      0.25%       0.05%        0.64%                --      0.64%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth(6)                   0.90%      0.25%       0.23%        1.38%             0.23%      1.15%
-----------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                           0.53%      0.25%       0.05%        0.83%                --      0.83%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth(7)                    0.75%      0.25%       0.07%        1.07%                --      1.07%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(8)                       0.90%      0.25%       0.10%        1.25%             0.10%      1.15%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(6)                    0.65%      0.25%       0.47%        1.37%             0.42%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity(6)                 0.65%      0.25%       0.34%        1.24%             0.29%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                    0.65%      0.25%       1.87%        2.77%             1.82%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                         0.60%      0.25%       1.07%        1.92%             0.97%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity(9)                   0.60%      0.25%       0.17%        1.02%             0.07%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy(10)                      0.70%      0.25%       0.46%        1.41%             0.21%      1.20%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   0.65%      0.25%       0.17%        1.07%             0.07%      1.00%
-----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                          0.60%      0.25%       0.37%        1.22%             0.27%      0.95%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                    0.65%      0.25%       0.17%        1.07%             0.12%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          1.15%      0.25%       1.00%        2.40%             0.65%      1.75%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              0.60%      0.25%       0.28%        1.13%             0.23%      0.90%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 0.60%      0.25%       0.16%        1.01%             0.06%      0.95%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     0.60%      0.25%       0.21%        1.06%             0.11%      0.95%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               0.85%      0.25%       0.30%        1.40%             0.15%      1.25%
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              0.75%      0.25%       0.24%        1.24%             0.14%      1.10%
-----------------------------------------------------------------------------------------------------------------------

-------   ----------------------------------------------------------------------
6

(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen Portfolio reflects a decrease effective on May 1, 2000.

(4) Formerly named "Alliance Aggressive Stock." Effective May 1, 2000, Massachusetts Financial Services Company joined Alliance Capital Management L.P. as an investment advisor for this Portfolio.

(5) Formerly named "Alliance Balanced." Effective May 1, 2000, Capital Guardian Trust Company, Jennisen Associates LLC and Prudential Investments Fund Management LLC joined Alliance Capital Management L.P. as investment advisors for this Portfolio.

(6) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(7) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(8) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

(9)  Formerly named "Merrill Lynch Basic Value Equity."

(10) Formerly named "Merrill Lynch World Strategy."

INVESTMENT PERFORMANCE. Footnote 6 to the Separate Account FP financial statements set forth below contains information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 1999. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 1999. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy. To obtain the current unit values of the Separate Account Funds, call (888) 855-5100.

The values reported in footnote 6 for all policies are computed using net rates of return for the corresponding Portfolios of EQ Advisors Trust. The returns reported in footnote 6 for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets.

LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

------------------------------------------------------------------       -------
                                                                               7

DISTRIBUTION. Because of its activities in distributing our products, AXA Advisors, LLC (the successor to EQ Financial Consultants, Inc.) is the "principal underwriter" (as defined in the Investment Company Act of 1940) of our variable life insurance policies. In 1997, 1998 and 1999 we paid AXA Advisors a fee of $325,380 annually for its services as such.

ILLUSTRATIONS OF POLICY BENEFITS. For purposes of illustrations of the type set forth under this caption in your prospectus, the new aggregate expense assumption for the Portfolios is 0.96% per annum (0.63% per annum for investment management fees and 0.33% per annum for other expenses). The investment management fee assumption is the average of the advisory fees payable for each EQ Advisors Trust Portfolio based on average net assets for 1999. The other expense assumption is the weighted average of the other expenses (including "Rule 12b-1" distribution fees) of the EQ Advisors Trust Portfolios, based on average net assets for 1999. The tables under this caption in your prospectus have not been restated to reflect this new Portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your financial professional.

DELETION OF CERTAIN INFORMATION. The following information that appears in your prospectus is deleted:

     o all quotations of investment yield or return that are based on the historical investment performance of the available Portfolios under your policy; and all illustrations of policy values based on such historical performance.

     o all information about the Portfolios' investment objectives and policies.

MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 1999 and for the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999............................................    FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997......................    FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997...........   FSA-15
   Notes to Financial Statements......................................................................   FSA-24


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.....................................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998............................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997..................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997......    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997................    F-5
   Notes to Consolidated Financial Statements.........................................................    F-6

+ Formerly known as Equitable Variable Life Insurance Company Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth & Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, Alliance Global, Alliance International, Morgan Stanley Emerging Markets Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Merrill Lynch World Strategy ("EQ Advisors Trust Variable Investment Options"), 30 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                FIXED INCOME OPTIONS:                        EQUITY OPTIONS:
                                            ------------------------------------------------------    ----------------------------

                                              ALLIANCE
                                            INTERMEDIATE    ALLIANCE                   ALLIANCE          ALLIANCE
                                             GOVERNMENT      MONEY        ALLIANCE       HIGH             COMMON        ALLIANCE
                                             SECURITIES      MARKET     QUALITY BOND     YIELD            STOCK       EQUITY INDEX
                                            ------------  ------------  ------------ -------------    --------------  ------------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................   $78,746,672
              342,765,909.................                $344,082,723
              246,885,528.................                              $233,631,434
              177,773,173.................                                            $149,030,820
            3,081,451,600.................                                                            $3,783,859,850
              621,830,916.................                                                                            $850,584,523
              205,101,089.................
               46,147,852.................
                  182,262.................
                  494,512.................
               38,508,013.................
                  391,533.................
Receivable for Trust shares sold..........        58,836            --            --         5,046                --            --
Receivable for policy-related
    transactions..........................        68,831     4,909,455       434,709       798,616        15,840,922     2,266,891
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Assets..............................   $78,874,339  $348,992,178  $234,066,143  $149,834,482    $3,799,700,772  $852,851,414
                                             -----------  ------------  ------------  ------------    --------------  ------------

LIABILITIES
Payable for Trust shares purchased........   $        --  $  4,563,801  $    161,711  $         --    $   19,831,580  $  2,546,878
Payable for policy-related
    transactions..........................            --            --            --            --                --            --
                                             -----------  ------------  ------------  ------------    --------------  ------------
Total Liabilities.........................            --     4,563,801       161,711            --        19,831,580     2,546,878
                                             -----------  ------------  ------------  ------------    --------------  ------------

NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......   $   945,030  $     16,198  $  1,326,200  $      1,280    $       80,914  $    121,396

Net Assets Attributable
    to Contractowners.....................    77,929,309   344,412,179   232,578,232   149,833,202     3,779,788,278   850,183,140
                                             -----------  ------------  ------------  ------------    --------------  ------------
NET ASSETS................................   $78,874,339  $344,428,377  $233,904,432  $149,834,482    $3,779,869,192  $850,304,536
                                             ===========  ============  ============  ============    ==============  ============

                                                                      EQUITY OPTIONS:
                                            --------------------------------------------------------------------

                                                              EQ/                CAPITAL     MERRILL     MFS
                                              ALLIANCE     ALLIANCE    CAPITAL   GUARDIAN     LYNCH     GROWTH
                                               GROWTH       PREMIER    GUARDIAN    U.S.    BASIC VALUE   WITH
                                             & INCOME       GROWTH     RESEARCH   EQUITY     EQUITY     INCOME
                                            -----------   -----------  --------  --------  -----------  -------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:  $   80,139,159.................
              342,765,909.................
              246,885,528.................
              177,773,173.................
            3,081,451,600.................
              621,830,916.................
              205,101,089.................  $232,271,328
               46,147,852.................                $51,216,559
                  182,262.................                             $193,355
                  494,512.................                                       $511,837
               38,508,013.................                                                 $39,778,636
                  391,533.................                                                              $412,169
Receivable for Trust shares sold..........       160,367           --        --        --           --        --
Receivable for policy-related
    transactions..........................            --      283,944    24,204        --       23,002     8,035
                                            ------------  -----------  --------  --------  -----------  --------
Total Assets..............................  $232,431,695  $51,500,503  $217,559  $511,837  $39,801,638  $420,204
                                            ------------  -----------  --------  --------  -----------  --------

LIABILITIES
Payable for Trust shares purchased........   $        --  $   283,146  $ 24,204   $    --  $    11,329  $  4,490
Payable for policy-related
    transactions..........................       112,046           --        --        --           --        --
                                            ------------  -----------  --------  --------  -----------  --------
Total Liabilities.........................       112,046      283,146    24,204        --       11,329     4,490
                                            ------------  -----------  --------  --------  -----------  --------

NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========
Amount retained by Equitable Life
    in Separate Account FP (Note 4).......  $    434,457  $     3,545  $    219  $    387  $    81,800  $  3,570

Net Assets Attributable
    to Contractowners.....................   231,885,192   51,213,812   193,136   511,450   39,708,509   412,144
                                            ------------  -----------  --------  --------  -----------  --------
NET ASSETS................................  $232,319,649  $51,217,357  $193,355  $511,837  $39,790,309  $415,714
                                            ============  ===========  ========  ========  ===========  ========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                -----------------------------------------------------------------------------
                                                                                                                    MORGAN
                                                              EQ/PUTNAM     T. ROWE                                 STANLEY
                                                               GROWTH &      PRICE                                 EMERGING
                                                    MFS        INCOME       EQUITY      ALLIANCE      ALLIANCE      MARKETS
                                                  RESEARCH      VALUE       INCOME       GLOBAL     INTERNATIONAL    EQUITY
                                                -----------  -----------  -----------  ------------ ------------- -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................  $48,597,586
               23,253,533.....................               $21,780,737
               54,114,065.....................                            $53,161,413
              552,424,363.....................                                         $724,986,725
               51,584,951.....................                                                       $76,876,125
               29,914,338.....................                                                                    $40,958,925
               43,913,498.....................
              892,630,699.....................
               46,097,819.....................
                   27,230.....................
              160,950,031.....................
               38,188,722.....................
Receivable for Trust shares sold..............      252,705           --           --            --           --           --
Receivable for policy-related
    transactions..............................           --       82,740      194,627     1,126,946       92,708       82,278
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Assets..................................  $48,850,291  $21,863,477  $53,356,040  $726,113,671  $76,968,833  $41,041,203
                                                -----------  -----------  -----------  ------------  -----------  -----------

LIABILITIES
Payable for Trust shares purchased............  $        --  $    69,698  $   154,373  $  1,211,437  $    87,078  $   350,654
Payable for policy-related
    transactions..............................      212,939           --           --            --           --           --
                                                -----------  -----------  -----------  ------------  -----------  -----------
Total Liabilities.............................      212,939       69,698      154,373     1,211,437       87,078      350,654
                                                -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS...................................   $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $   142,291  $    69,602  $   126,030  $      3,388  $   964,072  $ 1,767,601

Net Assets Attributable
    to Policyowners...........................   48,495,061   21,724,177   53,075,637   724,898,846   75,917,683   38,922,948
                                                -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS....................................  $48,637,352  $21,793,779  $53,201,667  $724,902,234  $76,881,755  $40,690,549
                                                ===========  ===========  ===========  ============  ===========  ===========

                                                                         EQUITY OPTIONS (CONCLUDED):
                                                ----------------------------------------------------------------------------
                                                                                                                   WARBURG
                                                   T. ROWE                                              MFS         PINCUS
                                                    PRICE        ALLIANCE      ALLIANCE              EMERGING       SMALL
                                                INTERNATIONAL   AGGRESSIVE     SMALL CAP     EQ/      GROWTH       COMPANY
                                                    STOCK         STOCK         GROWTH    EVERGREEN  COMPANIES      VALUE
                                                ------------- --------------  ----------- --------- ------------ -----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $ 38,563,600.....................
               23,253,533.....................
               54,114,065.....................
              552,424,363.....................
               51,584,951.....................
               29,914,338.....................
               43,913,498.....................   $53,258,879
              892,630,699.....................                $1,051,440,590
               46,097,819.....................                                $70,174,096
                   27,230.....................                                             $28,680
              160,950,031.....................                                                      $238,027,993
               38,188,722.....................                                                                    $35,893,840
Receivable for Trust shares sold..............            --       2,154,914   22,666,998       --            --       71,466
Receivable for policy-related
    transactions..............................        57,539              --           --       --     1,271,988           --
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Assets..................................   $53,316,418  $1,053,595,504  $92,841,094  $28,680  $239,299,981  $35,965,306
                                                 -----------  --------------  -----------  -------  ------------  -----------

LIABILITIES
Payable for Trust shares purchased............   $     2,392  $           --  $        --  $    --  $  1,116,940  $        --
Payable for policy-related
    transactions..............................            --       1,550,441   22,460,673       --            --       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------
Total Liabilities.............................         2,392       1,550,441   22,460,673       --     1,116,940       17,093
                                                 -----------  --------------  -----------  -------  ------------  -----------

NET ASSETS...................................    $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........   $   178,040  $        3,855  $   527,774  $    18  $    386,768  $   164,967

Net Assets Attributable
    to Policyowners...........................    53,135,986   1,052,041,208   69,852,647   28,662   237,796,273   35,783,246
                                                 -----------  --------------  -----------  -------  ------------  -----------
NET ASSETS....................................   $53,314,026  $1,052,045,063  $70,380,421  $28,680  $238,183,041  $35,948,213
                                                 ===========  ==============  ===========  =======  ============  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999

                                                                             ASSET ALLOCATION OPTIONS:
                                                ------------------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                                  ALLIANCE        ALLIANCE         EQ/          EQ/         LYNCH
                                                  ALLIANCE      CONSERVATIVE       GROWTH       EVERGREEN     PUTNAM        WORLD
                                                  BALANCED       INVESTORS        INVESTORS     FOUNDATION    BALANCED     STRATEGY
                                                ------------    ------------    --------------  ----------   ----------   ----------
ASSETS
Investments in shares of
    the Trust -- at market
    value (Notes 2 and 6)
    Cost:    $453,630,311.....................  $546,866,262
              194,380,806.....................                  $217,969,178
              928,527,892.....................                                  $1,216,541,911
                    2,749.....................                                                   $ 2,848
                8,911,255.....................                                                               $8,418,996
                4,518,718.....................                                                                            $5,372,189
Receivable for Trust shares sold..............            --          15,822                --        --             --           --
Receivable for policy-related
    transactions..............................            --         115,963           703,914        --         16,607        1,267
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Assets..................................  $546,866,262    $218,100,963    $1,217,245,825   $ 2,848     $8,435,603   $5,373,456
                                                ------------    ------------    --------------   -------     ----------   ----------

LIABILITIES
Payable for Trust shares purchased............  $     31,321    $         --    $      353,476   $    --     $    4,500   $    1,232
Payable for policy-related
    transactions..............................       123,383              --                --        --             --           --
                                                ------------    ------------    --------------   -------     ----------   ----------
Total Liabilities.............................       154,704              --           353,476        --          4,500        1,232
                                                ------------    ------------    --------------   -------     ----------   ----------

NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========
Amount retained by Equitable Life
    in Separate Account FP (Note 4)...........  $  1,088,939    $    521,116    $      924,554   $     2     $   70,099   $  494,770

Net Assets Attributable
    to Contractowners.........................   545,622,619     217,579,847     1,215,967,795     2,846      8,361,004    4,877,454
                                                ------------    ------------    --------------   -------     ----------   ----------
NET ASSETS....................................  $546,711,558    $218,100,963    $1,216,892,349   $ 2,848     $8,431,103   $5,372,224
                                                ============    ============    ==============   =======     ==========   ==========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                                     FIXED INCOME OPTIONS:
                                           -------------------------------------------------------------------------
                                                     ALLIANCE INTERMEDIATE
                                                     GOVERNMENT SECURITIES             ALLIANCE MONEY MARKET
                                           ----------------------------------  ------------------------------------

                                              1999         1998       1997        1999         1998         1997
                                           -----------  ---------- ----------  -----------  -----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 4,049,521  $3,477,938 $2,914,613  $13,943,193  $10,719,684  $9,754,675
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     378,916     350,536    282,422    1,613,234    1,204,220   1,101,168
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INVESTMENT INCOME.....................   3,670,605   3,127,402  2,632,191   12,329,959    9,515,464   8,653,507
                                           -----------  ---------- ----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    (194,507)     60,260    (95,509)     517,935     (161,314)   (513,800)
        Realized gain distribution
         from the Trust...................          --          --         --       10,344        7,750      13,435
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED GAIN (LOSS)..................    (194,507)     60,260    (95,509)     528,279     (153,564)   (500,365)
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............   2,391,062     868,053   (141,479)   1,536,450      804,349      24,023
        End of period.....................  (1,392,487)  2,391,062    868,053    1,316,815    1,536,450     804,349
                                           -----------  ---------- ----------  -----------  -----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (3,783,549)  1,523,009  1,009,532     (219,635)     732,101     780,326
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (3,978,056)  1,583,269    914,023      308,644      578,537     279,961
                                           -----------  ---------- ----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $  (307,451) $4,710,671 $3,546,214  $12,638,603  $10,094,001  $8,933,468
                                           ===========  ========== ==========  ===========  ===========  ==========

                                                      FIXED INCOME OPTIONS:
                                           ----------------------------------------
                                                      ALLIANCE QUALITY BOND
                                           ---------------------------------------

                                              1999           1998         1997
                                           ------------   -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 12,542,857   $10,317,238  $ 8,869,740
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    1,329,147     1,106,136      845,069
                                           ------------   -----------  -----------
NET INVESTMENT INCOME.....................   11,213,710     9,211,102    8,024,671
                                           ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   (1,493,664)       34,937     (504,580)
        Realized gain distribution
         from the Trust...................      870,458     4,596,907           --
                                           ------------   -----------  -----------
NET REALIZED GAIN (LOSS)..................     (623,206)    4,631,844     (504,580)
                                           ------------   -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
        Beginning of period...............    3,367,697     2,395,718   (1,961,822)
        End of period.....................  (13,254,094)    3,367,697    2,395,718
                                           ------------   -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....  (16,621,791)      971,979    4,357,540
                                           ------------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (17,244,997)    5,603,823    3,852,960
                                           ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,031,287)  $14,814,925  $11,877,631
                                           ============   ===========  ===========

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                               FIXED INCOME OPTIONS (CONCLUDED):                EQUITY OPTIONS:
                                           --------------------------------------- ----------------------------------------
                                                      ALLIANCE HIGH YIELD                    ALLIANCE COMMON STOCK
                                           --------------------------------------- ----------------------------------------
                                               1999          1998          1997        1999          1998          1997
                                           ------------  ------------  ----------- ------------  ------------  ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $ 17,378,455  $ 18,449,747  $12,918,934 $ 20,107,533  $ 15,939,680  $ 10,668,337
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      889,065     1,007,106      789,982   19,069,959    14,600,706    11,435,936
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INVESTMENT INCOME.....................   16,489,390    17,442,641   12,128,952    1,037,574     1,338,974      (767,599)
                                           ------------  ------------  ----------- ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................  (15,192,553)   (2,344,392)     936,554  221,690,581   169,109,310    53,841,049
        Realized gain distribution
         from the Trust...................      161,999     3,396,523    6,365,633  497,324,765   353,834,250   164,814,473
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED GAIN (LOSS)..................  (15,030,554)    1,052,131    7,302,187  719,015,346   522,943,560   218,655,522
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  (20,898,855)    8,622,836    5,664,824  689,309,204   567,231,009   294,432,897
           End of period..................  (28,742,353)  (20,898,854)   8,622,836  702,408,250   689,309,204   567,231,009
                                           ------------  ------------  ----------- ------------  ------------  ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   (7,843,498)  (29,521,690)   2,958,012   13,099,046   122,078,195   272,798,112
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  (22,874,052)  (28,469,559)  10,260,199  732,114,392   645,021,755   491,453,634
                                           ------------  ------------  ----------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $ (6,384,662) $(11,026,918) $22,389,151 $733,151,966  $646,360,729  $490,686,035
                                           ============  ============  =========== ============  ============  ============

                                                       EQUITY OPTIONS:
                                           ---------------------------------------
                                                    ALLIANCE EQUITY INDEX
                                           ---------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $  7,575,355  $  3,958,217  $ 2,610,223
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,729,959     1,862,376      977,620
                                           ------------  ------------  -----------
NET INVESTMENT INCOME.....................    3,845,396     2,095,841    1,632,603
                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................   21,008,249     5,460,381     (414,497)
        Realized gain distribution
         from the Trust...................    6,196,508       128,151      850,437
                                           ------------  ------------  -----------
NET REALIZED GAIN (LOSS)..................   27,204,757     5,588,532      435,940
                                           ------------  ------------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  136,665,316    63,055,426   21,448,224
           End of period..................  228,753,607   136,665,316   63,055,426
                                           ------------  ------------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   92,088,291    73,609,890   41,607,202
                                           ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  119,293,048    79,198,422   42,043,142
                                           ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $123,138,444  $ 81,294,263  $43,675,745
                                           ============  ============  ===========


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                         EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                  CAPITAL
                                                                                     EQ/ALLIANCE    CAPITAL       GUARDIAN
                                                                                     PREMIER        GUARDIAN         U.S.
                                                     ALLIANCE GROWTH & INCOME        GROWTH (C)    RESEARCH (d)   EQUITY (d)
                                           ---------------------------------------   -----------   ------------   ----------
                                               1999          1998          1997         1999          1999           1999
                                           -----------   -----------   -----------   -----------   ------------   ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust.......... $   530,384   $   415,436   $   636,335   $   30,540       $   280       $ 1,159
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................   1,048,745       668,795       358,997       63,730           209           378
                                           -----------   -----------   -----------   ----------       -------       -------
NET INVESTMENT INCOME.....................    (518,361)     (253,359)      277,338      (33,190)           71           781
                                           -----------   -----------   -----------   ----------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     730,688     7,289,936       530,421       83,605         2,810           451
        Realized gain distribution
         from the Trust...................  20,855,872    12,146,928     5,006,247      106,890            27         1,508
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED GAIN (LOSS)..................  21,586,560    19,436,864     5,536,668      190,495         2,837         1,959
                                           -----------   -----------   -----------   ----------       -------       -------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............  16,240,511    13,021,603     5,074,338           --            --            --
           End of period..................  27,170,239    16,240,511    13,021,603    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
    Change in unrealized appreciation
     (depreciation) during the period.....  10,929,728     3,218,908     7,947,265    5,068,707        11,093        17,325
                                           -----------   -----------   -----------   ----------       -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  32,516,288    22,655,772    13,483,933    5,259,202        13,930        19,284
                                           -----------   -----------   -----------   ----------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $31,997,927   $22,402,413   $13,761,271   $5,226,012       $14,001       $20,065
                                           ===========   ===========   ===========   ==========       =======       =======

                                                     EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------------
                                                          MERRILL LYNCH
                                                     BASIC VALUE EQUITY (A)
                                           ------------------------------------------
                                              1999            1998             1997
                                           ----------       ---------        --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 468,257       $ 192,441        $ 35,810
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    153,456          66,427           9,349
                                           ----------       ---------        --------
NET INVESTMENT INCOME.....................    314,801         126,014          26,461
                                           ----------       ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    426,168         207,032           6,656
        Realized gain distribution
         from the Trust...................  1,963,197         667,083          33,738
                                           ----------       ---------        --------
NET REALIZED GAIN (LOSS)..................  2,389,365         874,115          40,394
                                           ----------       ---------        --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    (91,959)        135,003              --
           End of period..................  1,270,622         (91,959)        135,003
                                           ----------       ---------        --------
    Change in unrealized appreciation
     (depreciation) during the period.....  1,362,581        (226,962)        135,003
                                           ----------       ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................  3,751,946         647,153         175,397
                                           ----------       ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............. $4,066,747       $ 773,167        $201,858
                                           ==========       =========        ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                             MFS
                                            GROWTH
                                             WITH                                                   EQ/PUTNAM
                                           INCOME (C)             MFS RESEARCH (A)             GROWTH & INCOME VALUE (A)
                                           ----------  ---------------------------------   ---------------------------------
                                              1999         1999        1998       1997         1999        1998       1997
                                           ----------  -----------  ----------  --------   -----------  ----------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 1,268    $    52,831  $   71,137  $ 20,442   $   278,910  $  143,999  $ 33,273
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      431        208,639      86,044    13,127       110,374      56,995     9,655
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INVESTMENT INCOME.....................      837       (155,808)    (14,907)    7,315       168,536      87,004    23,618
                                            -------    -----------  ----------  --------   -----------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................     (227)       995,232     494,412     6,989       276,186     209,398     1,078
        Realized gain distribution
         from the Trust...................       --      1,086,222          --    81,156     1,499,307     130,047    27,226
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED GAIN (LOSS)..................     (227)     2,081,454     494,412    88,145     1,775,493     339,445    28,304
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............       --      3,313,063     249,382        --     1,160,602     269,561        --
           End of period..................   20,637     10,033,987   3,313,063   249,382    (1,472,796)  1,160,602   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
    Change in unrealized appreciation
     (depreciation) during the period.....   20,637      6,720,924   3,063,681   249,382    (2,633,398)    891,041   269,561
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   20,410      8,802,378   3,558,093   337,527      (857,905)  1,230,486   297,865
                                            -------    -----------  ----------  --------   -----------  ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $21,247    $ 8,646,570  $3,543,186  $344,842   $  (689,369) $1,317,490  $321,483
                                            =======    ===========  ==========  ========   ===========  ==========  ========

                                                EQUITY OPTIONS (CONTINUED):
                                           ------------------------------------
                                              T. ROWE PRICE EQUITY INCOME (A)
                                           ------------------------------------
                                               1999         1998        1997
                                           ------------  ----------  ----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   998,227  $  722,954  $  145,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      272,123     173,802      29,706
                                            -----------  ----------  ----------
NET INVESTMENT INCOME.....................      726,104     549,152     115,907
                                            -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      655,822     341,473      56,634
        Realized gain distribution
         from the Trust...................    2,081,914     930,853      53,840
                                            -----------  ----------  ----------
NET REALIZED GAIN (LOSS)..................    2,737,736   1,272,326     110,474
                                            -----------  ----------  ----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,585,616   1,073,548          --
           End of period..................     (952,652)  1,585,616   1,073,548
                                            -----------  ----------  ----------
    Change in unrealized appreciation
     (depreciation) during the period.....   (2,538,268)    512,068   1,073,548
                                            -----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      199,468   1,784,394   1,184,022
                                            -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $   925,572  $2,333,546  $1,299,929
                                            ===========  ==========  ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------

                                                         ALLIANCE GLOBAL                       ALLIANCE INTERNATIONAL
                                            ---------------------------------------     --------------------------------------
                                                1999          1998         1997             1999         1998          1997
                                            ------------  -----------  ------------     -----------  -----------   -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $    561,424  $ 5,636,672  $  8,803,070     $        --  $   996,913   $ 1,386,732
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     3,438,444    2,777,697     2,805,310         321,035      289,066       297,278
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INVESTMENT INCOME.....................    (2,877,020)   2,858,975     5,997,760        (321,035)     707,847     1,089,454
                                            ------------  -----------  ------------     -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    67,795,783   17,406,382    30,411,238       1,164,532   (3,606,669)      (57,635)
        Realized gain distribution
         from the Trust...................    44,485,709   33,241,409    26,426,403       1,299,989       10,663     2,325,403
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..................   112,281,492   50,647,791    56,837,641       2,464,521   (3,596,006)    2,267,768
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    83,560,503   46,113,189    58,618,054       5,502,451   (2,793,834)    1,857,793
           End of period..................   172,562,362   83,560,503    46,113,189      25,291,174    5,502,451    (2,793,834)
                                            ------------  -----------  ------------     -----------  -----------   -----------
    Change in unrealized appreciation
     (depreciation) during the period.....    89,001,859   37,447,314   (12,504,865)     19,788,723    8,296,285    (4,651,627)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   201,283,351   88,095,105    44,332,776      22,253,244    4,700,279    (2,383,859)
                                            ------------  -----------  ------------     -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $198,406,331  $90,954,080  $ 50,330,536     $21,932,209  $ 5,408,126   $(1,294,405)
                                            ============  ===========  ============     ===========  ===========   ===========

                                                   EQUITY OPTIONS (CONTINUED):
                                            ------------------------------------
                                                      MORGAN STANLEY
                                                 EMERGING MARKETS EQUITY (B)
                                            -------------------------------------
                                              1999         1998          1997
                                            -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --  $    37,240  $    16,623
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................       66,405       23,921        2,862
                                            -----------  -----------  -----------
NET INVESTMENT INCOME.....................      (66,405)      13,319       13,761
                                            -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................      363,825     (637,290)     (14,566)
        Realized gain distribution
         from the Trust...................      394,053           --           --
                                            -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................      757,878     (637,290)     (14,566)
                                            -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   (2,942,633)  (1,079,388)          --
           End of period..................   11,044,586   (2,942,633)  (1,079,338)
                                            -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   13,987,219   (1,863,245)  (1,079,388)
                                            -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   14,745,097   (2,500,535)  (1,093,954)
                                            -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $14,678,692  $(2,487,216) $(1,080,193)
                                            ===========  ===========  ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQUITY OPTIONS (CONTINUED):
                                            -----------------------------------------------------------------------------------
                                            T. ROWE PRICE INTERNATIONAL STOCK (A)             ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------   ------------------------------------------
                                                1999           1998         1997        1999           1998           1997
                                            -----------    ----------    ---------   ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $   192,580    $  258,382    $   2,393   $  3,163,286   $  4,461,389   $  1,311,613
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      200,684       119,672       26,332      5,481,701      5,581,296      5,299,127
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INVESTMENT INCOME.....................       (8,104)      138,710      (23,939)    (2,318,415)    (1,119,907)    (3,987,514)
                                            -----------    ----------    ---------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,626,661       354,551      (50,331)   (27,888,194)   (39,688,312)    28,217,939
        Realized gain distribution
         from the Trust...................      583,215           268           --     61,642,419     46,528,461     79,729,154
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................    5,209,876       354,819      (50,331)    33,754,225      6,840,149    107,947,093
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    1,603,083      (820,718)          --     26,715,214     32,695,620     46,617,235
           End of period..................    9,345,381     1,603,083     (820,718)   158,809,890     26,715,214     32,695,620
                                            -----------    ----------    ---------   ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....    7,742,298     2,423,801     (820,718)   132,094,676     (5,980,406)   (13,921,615)
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   12,952,174     2,778,620     (871,049)   165,848,901        859,743     94,025,478
                                            -----------    ----------    ---------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $12,944,070    $2,917,330    $(894,988)  $163,530,486   $   (260,164)  $ 90,037,964
                                            ===========    ==========    =========   ============   ============   ============

                                                  EQUITY OPTIONS (CONTINUED)
                                            -------------------------------------
                                                 ALLIANCE SMALL CAP GROWTH (A)
                                            -------------------------------------
                                               1999          1998         1997
                                            -----------   -----------   ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $        --   $     4,062   $   4,189
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................      284,347       215,285      41,540
                                            -----------   -----------   ---------
NET INVESTMENT INCOME.....................     (284,347)     (211,223)    (37,351)
                                            -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    4,345,484    (7,585,521)   (609,208)
        Realized gain distribution
         from the Trust...................           --            --     545,833
                                            -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..................    4,345,484    (7,585,521)    (63,375)
                                            -----------   -----------   ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............    8,780,955       771,812          --
           End of period..................   24,076,277     8,780,955     771,812
                                            -----------   -----------   ---------
    Change in unrealized appreciation
     (depreciation) during the period.....   15,295,322     8,009,143     771,812
                                            -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   19,640,806       423,622     708,437
                                            -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $19,356,459   $   212,399   $ 671,086
                                            ===========   ===========   =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           EQUITY OPTIONS (CONCLUDED):
                                            --------------------------------------------------------------------------------------
                                                 EQ/                  MFS EMERGING                        WARBURG PINCUS
                                            EVERGREEN (C)         GROWTH COMPANIES (A)               SMALL COMPANY VALUE (A)
                                            -------------  ----------------------------------  -----------------------------------
                                                1999          1999         1998        1997        1999         1998        1997
                                            -------------  -----------  -----------  --------  -----------  -----------  ---------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........     $   99       $       --  $       969  $ 24,358  $    67,108  $   171,716  $  21,651
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................         18          640,976      157,484    18,835      180,999      168,543     44,889
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INVESTMENT INCOME.....................         81         (640,976)    (156,515)    5,523     (113,891)       3,173    (23,238)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................         20       13,577,250    4,270,964   161,034   (1,591,217)    (142,969)    29,803
        Realized gain distribution
         from the Trust...................         --        3,969,879           --   296,998           --           --    110,391
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED GAIN (LOSS)..................         20       17,547,129    4,270,964   458,032   (1,591,217)    (142,969)   140,194
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............         --        6,996,177      171,320        --   (4,215,341)    (228,709)        --
           End of period..................      1,450       77,077,961    6,996,177   171,320   (2,294,882)  (4,215,340)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
    Change in unrealized appreciation
     (depreciation) during the period.....      1,450       70,081,784    6,824,857   171,320    1,920,459   (3,986,631)  (228,709)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................      1,470       87,628,913   11,095,821   629,352      329,242   (4,129,600)   (88,515)
                                               ------      -----------  -----------  --------  -----------  -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............     $1,551      $86,987,937  $10,939,306  $634,875  $   215,351  $(4,126,427) $(111,753)
                                               ======      ===========  ===========  ========  ===========  ===========  =========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                        ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------------------------------------------
                                                          ALLIANCE BALANCED             ALLIANCE CONSERVATIVE INVESTORS
                                            -------------------------------------    -------------------------------------
                                               1999         1998         1997           1999         1998         1997
                                            -----------  -----------  -----------    -----------  -----------  -----------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $14,371,360  $12,467,646  $13,756,520    $ 7,166,906  $ 7,360,794  $ 7,217,860
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................    3,107,759    2,765,767    2,544,300      1,244,722    1,136,634    1,066,078
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INVESTMENT INCOME.....................   11,263,601    9,701,879   11,212,220      5,922,184    6,224,160    6,151,782
                                            -----------  -----------  -----------    -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    9,085,444    2,733,445    5,910,524      2,045,436    1,432,988      818,458
        Realized gain distribution
         from the Trust...................   50,638,464   41,525,872   21,117,088      9,007,765   10,768,916    5,486,742
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED GAIN (LOSS)..................   59,723,908   44,259,317   27,027,612     11,053,201   12,201,904    6,305,200
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   81,344,863   60,878,286   42,382,824     21,507,963   16,228,145    7,700,135
           End of period..................   93,235,951   81,344,863   60,878,286     23,588,372   21,507,963   16,228,145
                                            -----------  -----------  -----------    -----------  -----------  -----------
    Change in unrealized appreciation
     (depreciation) during the period.....   11,891,088   20,466,577   18,495,462      2,080,409    5,279,818    8,528,010
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   71,614,996   64,725,894   45,523,074     13,133,610   17,481,722   14,833,210
                                            -----------  -----------  -----------    -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $82,878,597  $74,427,773  $56,735,294    $19,055,794  $23,705,882  $20,984,992
                                            ===========  ===========  ===========    ===========  ===========  ===========

                                                     ASSET ALLOCATION OPTIONS:
                                            ------------------------------------------
                                                     ALLIANCE GROWTH INVESTORS
                                            ------------------------------------------
                                               1999           1998           1997
                                            ------------   ------------   ------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust..........  $ 17,092,741   $ 18,252,039   $ 19,280,574
    Expenses (Note 3):
        Mortality and expense
         risk charges.....................     6,207,073      5,194,905      4,570,289
                                            ------------   ------------   ------------
NET INVESTMENT INCOME.....................    10,885,668     13,057,134     14,710,285
                                            ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments...................    15,284,978      7,745,162     10,531,767
        Realized gain distribution
         from the Trust...................   104,658,738     78,060,201     42,780,443
                                            ------------   ------------   ------------
NET REALIZED GAIN (LOSS)..................   119,943,716     85,805,363     53,312,210
                                            ------------   ------------   ------------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period............   167,705,597    115,056,641     67,150,693
           End of period..................   288,014,018    167,705,600    115,056,641
                                            ------------   ------------   ------------
    Change in unrealized appreciation
     (depreciation) during the period.....   120,308,421     52,648,959     47,905,948
                                            ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS........................   240,252,137    138,454,322    101,218,158
                                            ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.............  $251,137,805   $151,511,456   $115,928,443
                                            ============   ============   ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     ASSET ALLOCATION OPTIONS (CONCLUDED):
                                             -------------------------------------------------------------------------------
                                              EQ/EVERGREEN                                             MERRILL LYNCH
                                             FOUNDATION (C)        EQ/PUTNAM BALANCED                WORLD STRATEGY (A)
                                             --------------  -------------------------------    ----------------------------
                                                  1999         1999       1998        1997        1999      1998       1997
                                                 -------     ---------   --------   --------    --------  --------  --------
INCOME AND EXPENSES:
    Investment Income (Note 2):
        Dividends from the Trust...........      $    31     $  42,372   $111,099   $ 46,468    $ 41,786  $ 36,750  $ 17,124
    Expenses (Note 3):
        Mortality and expense
         risk charges......................            2        39,416     18,744      2,741      18,905    12,469     2,678
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INVESTMENT INCOME......................           29         2,956     92,355     43,727      22,881    24,281    14,446
                                                 -------     ---------   --------   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (Note 2):
        Realized gain (loss)
         on investments....................          302       185,026    348,952        561     197,727    19,432    (3,626)
        Realized gain distribution
         from the Trust....................           --       447,013     71,044     31,119      67,733        --    38,995
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED GAIN (LOSS)...................          302       632,039    419,996     31,680     265,460    19,432    35,369
                                                 -------     ---------   --------   --------    --------  --------  --------
    Unrealized appreciation
     (depreciation) on investments:
           Beginning of period.............           --       259,883    270,232         --     187,734   (37,926)       --
           End of period...................       (1,505)     (492,259)   259,882    270,232     853,470   187,734   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
    Change in unrealized appreciation
     (depreciation) during the period......       (1,505)     (752,142)   (10,350)   270,232     665,736   225,660   (37,926)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS.........................       (1,203)     (120,103)   409,646    301,912     931,196   245,092    (2,557)
                                                 -------     ---------   --------   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS..............      $(1,174)    $(117,147)  $502,001   $345,639    $954,077  $269,373  $ 11,889
                                                 =======     =========   ========   ========    ========  ========  ========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME OPTIONS:
                                           ------------------------------------------------------------------------------------
                                                       ALLIANCE INTERMEDIATE
                                                       GOVERNMENT SECURITIES                     ALLIANCE MONEY MARKET
                                           -------------------------------------    ------------------------------------------
                                               1999         1998         1997           1999          1998           1997
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 3,670,605  $ 3,127,402  $ 2,632,191    $ 12,329,959  $   9,515,464  $   8,653,507
    Net realized gain (loss)..............    (194,507)      60,260      (95,509)        528,279       (153,564)      (500,365)
    Change in unrealized appreciation
        (depreciation) on investments.....  (3,783,549)   1,523,009    1,009,532        (219,635)       732,101        780,326
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from operations...................    (307,451)   4,710,671    3,546,214      12,638,603     10,094,001      8,933,468
                                           -----------  -----------  -----------    ------------  -------------  -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  16,691,635   11,828,290    8,749,531     231,007,033    229,608,273    234,059,930
    Benefits and other policy-related
        transactions (Note 3).............  (8,904,461)  (9,081,050)  (5,971,751)    (63,463,349)   (41,370,215)   (40,687,124)
    Net transfers among funds and
        guaranteed interest account.......  (3,762,164)   9,141,659    7,704,724     (91,919,848)  (128,607,686)  (259,049,840)
                                           -----------  -----------  -----------    ------------  -------------  -------------
    Net increase (decrease) in net assets
        from policy-related transactions..   4,025,010   11,888,899   10,482,504      75,623,836     59,630,372    (65,677,034)
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     184,108     (335,126)      13,307       1,075,796       (387,161)        46,036
                                           -----------  -----------  -----------    ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS ........   3,901,667   16,264,444   14,042,025      89,338,235     69,337,212    (56,697,530)
NET ASSETS
    BEGINNING OF PERIOD...................  74,972,672   58,708,229   44,666,204     255,090,142    185,752,930    242,450,460
                                           -----------  -----------  -----------    ------------  -------------  -------------
NET ASSETS
    END OF PERIOD......................... $78,874,339  $74,972,673  $58,708,229    $344,428,377  $ 255,090,142  $ 185,752,930
                                           ===========  ===========  ===========    ============  =============  =============

                                                     FIXED INCOME OPTIONS:
                                           -----------------------------------------
                                                    ALLIANCE QUALITY BOND
                                           -----------------------------------------
                                                1999           1998          1997
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 11,213,710   $  9,211,102  $  8,024,671
    Net realized gain (loss)..............     (623,206)     4,631,844      (504,580)
    Change in unrealized appreciation
        (depreciation) on investments.....  (16,621,791)       971,979     4,357,540
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,031,287)    14,814,925    11,877,631
                                           ------------   ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   19,416,861     14,952,560     8,423,097
    Benefits and other policy-related
        transactions (Note 3).............   (9,082,840)    (5,388,113)   (3,002,993)
    Net transfers among funds and
        guaranteed interest account.......    1,195,276     49,220,715    12,678,032
                                           ------------   ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..   11,529,297     58,785,162    18,098,136
                                           ------------   ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (553,219)      (402,883)       38,587
                                           ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS ........    4,944,791     73,197,204    30,014,354
NET ASSETS
    BEGINNING OF PERIOD...................  228,959,641    155,762,437   125,748,083
                                           ------------   ------------  ------------
NET ASSETS
    END OF PERIOD......................... $233,904,432   $228,959,641  $155,762,437
                                           ============   ============  ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                FIXED INCOME OPTIONS (CONCLUDED):
                                           -----------------------------------------
                                                       ALLIANCE HIGH YIELD
                                           ----------------------------------------
                                               1999          1998          1997
                                           ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $ 16,489,390  $ 17,442,641  $ 12,128,952
    Net realized gain (loss)..............  (15,030,554)    1,052,131     7,302,187
    Change in unrealized appreciation
        (depreciation) on investments.....   (7,843,498)  (29,521,690)    2,958,012
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................   (6,384,662)  (11,026,918)   22,389,151
                                           ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   30,001,760    36,502,728    26,933,221
    Benefits and other policy-related
        transactions (Note 3).............  (21,018,230)  (20,288,710)  (14,530,462)
    Net transfers among funds and
        guaranteed interest account.......  (25,281,076)    2,677,159    26,385,799
                                           ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..  (16,297,546)   18,891,177    38,788,558
                                           ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........    2,143,697      (832,263)       40,026
                                           ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........  (20,538,511)    7,031,996    61,217,735
NET ASSETS
    BEGINNING OF PERIOD...................  170,372,993   163,340,997   102,123,262
                                           ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $149,834,482  $170,372,993  $163,340,997
                                           ============  ============  ============

                                                                               EQUITY OPTIONS:
                                           ----------------------------------------------------------------------------------------
                                                        ALLIANCE COMMON STOCK                        ALLIANCE EQUITY INDEX
                                           ----------------------------------------------  ----------------------------------------
                                                1999            1998            1997           1999           1998          1997
                                           --------------  --------------  --------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $    1,037,574  $    1,338,974  $     (767,599) $  3,845,396  $  2,095,841  $  1,632,603
    Net realized gain (loss)..............    719,015,346     522,943,560     218,655,522    27,204,757     5,588,532       435,940
    Change in unrealized appreciation
        (depreciation) on investments.....     13,099,046     122,078,195     272,798,112    92,088,291    73,609,890    41,607,202
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from operations...................    733,151,966     646,360,729     490,686,035   123,138,444    81,294,263    43,675,745
                                           --------------  --------------  --------------  ------------  ------------  ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................    361,261,385     322,874,015     282,279,826   123,310,198    82,390,480    53,262,239
    Benefits and other policy-related
        transactions (Note 3).............   (302,304,428)   (250,079,870)   (199,662,183)  (60,880,027)  (34,756,406)  (18,975,147)
    Net transfers among funds and
        guaranteed interest account.......     49,877,173      24,136,275      56,849,823   222,120,321    74,806,928    67,867,827
                                           --------------  --------------  --------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
        from policy-related transactions..    108,834,130      96,930,420     139,467,466   284,550,492   122,441,002   102,154,919
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (5,343,344)     (2,780,348)        516,970    (1,148,745)     (430,965)       54,423
                                           --------------  --------------  --------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.........    836,642,752     740,510,801     630,670,471   406,540,191   203,304,300   145,885,087
NET ASSETS
    BEGINNING OF PERIOD...................  2,943,226,440   2,202,715,639   1,572,045,168   443,764,345   240,460,045    94,574,958
                                           --------------  --------------  --------------  ------------  ------------  ------------
NET ASSETS
    END OF PERIOD......................... $3,779,869,192  $2,943,226,440  $2,202,715,639  $850,304,536  $443,764,345  $240,460,045
                                           ==============  ==============  ==============  ============  ============  ============


------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQUITY OPTIONS (CONTINUED):
                                           ---------------------------------------------------------------------------------
                                                                                                                 CAPITAL
                                                                                      EQ/ALLIANCE   CAPITAL      GUARDIAN
                                                                                        PREMIER     GUARDIAN       U.S.
                                                    ALLIANCE GROWTH & INCOME           GROWTH (C)  RESEARCH (D)  EQUITY (D)
                                           ---------------------------------------    -----------  ------------  ----------
                                               1999          1998          1997           1999        1999           1999
                                           ------------  ------------  -----------    -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   (518,361) $   (253,359) $   277,338    $   (33,190)   $     71     $    781
    Net realized gain (loss)..............   21,586,560    19,436,864    5,536,668        190,495       2,837        1,959
    Change in unrealized appreciation
        (depreciation) on investments.....   10,929,728     3,218,908    7,947,265      5,068,707      11,093       17,325
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from operations...................   31,997,927    22,402,413   13,761,271      5,226,012      14,001       20,065
                                           ------------  ------------  -----------    -----------    --------     --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................   43,151,141    30,251,270   17,923,903      6,362,938      63,883      115,934
    Benefits and other policy-related
        transactions (Note 3).............  (19,321,951)  (12,461,722)  (6,498,823)    (1,028,342)       (503)     (15,128)
    Net transfers among funds and
        guaranteed interest account.......   25,186,273    23,343,531   25,301,886     40,652,847     115,765      390,588
                                           ------------  ------------  -----------    -----------    --------     --------
    Net increase (decrease) in net assets
        from policy-related transactions..   49,015,463    41,133,079   36,726,966     45,987,443     179,145      491,394
                                           ------------  ------------  -----------    -----------    --------     --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (144,843)     (617,058)      19,921          3,902         209          378
                                           ------------  ------------  -----------    -----------    --------     --------

INCREASE (DECREASE) IN NET ASSETS.........   80,868,547    62,918,434   50,508,158     51,217,357     193,355      511,837
NET ASSETS
    BEGINNING OF PERIOD...................  151,451,102    88,532,668   38,024,510             --          --           --
                                           ------------  ------------  -----------    -----------    --------     --------
NET ASSETS
    END OF PERIOD......................... $232,319,649  $151,451,102  $88,532,668    $51,217,357    $193,355     $511,837
                                           ============  ============  ===========    ===========    ========     ========

                                                    EQUITY OPTIONS (CONTINUED):
                                           --------------------------------------
                                                       MERRILL LYNCH
                                                   BASIC VALUE EQUITY (A)
                                           --------------------------------------
                                               1999          1998          1997
                                           -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income................. $   314,801   $   126,014   $   26,461
    Net realized gain (loss)..............   2,389,365       874,115       40,394
    Change in unrealized appreciation
        (depreciation) on investments.....   1,362,581      (226,962)     135,003
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from operations...................   4,066,747       773,167      201,858
                                           -----------   -----------   ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).................  10,931,366     6,388,355    1,097,822
    Benefits and other policy-related
        transactions (Note 3).............  (3,171,744)   (1,430,414)    (135,034)
    Net transfers among funds and
        guaranteed interest account.......   7,845,599     8,794,685    4,661,128
                                           -----------   -----------   ----------
    Net increase (decrease) in net assets
        from policy-related transactions..  15,605,221    13,752,626    5,623,916
                                           -----------   -----------   ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)..........     (43,053)   (1,392,853)   1,202,680
                                           -----------   -----------   ----------

INCREASE (DECREASE) IN NET ASSETS.........  19,628,915    13,132,940    7,028,454
NET ASSETS
    BEGINNING OF PERIOD...................  20,161,394     7,028,454           --
                                           -----------   -----------   ----------
NET ASSETS
    END OF PERIOD......................... $39,790,309   $20,161,394   $7,028,454
                                           ===========   ===========   ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY OPTIONS (CONTINUED):
                                               --------------------------------------------------------------
                                                    MFS
                                                   GROWTH
                                                    WITH
                                                   INCOME (C)                     MFS RESEARCH (A)
                                               --------------- ----------------------------------------------
                                                    1999              1999           1998            1997
                                               --------------- ---------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income....................... $    837         $  (155,808)    $  (14,907)     $    7,315
    Net realized gain (loss)....................     (227)          2,081,454        494,412          88,145
    Change in unrealized appreciation
        (depreciation) on investments...........   20,637           6,720,924      3,063,681         249,382
                                                  --------        -----------     ----------      ----------
    Net increase (decrease) in net assets
        from operations.........................   21,247           8,646,570      3,543,186         344,842
                                                  --------        -----------     ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).......................   44,806          12,506,780      6,795,257       1,177,137
    Benefits and other policy-related
        transactions (Note 3)...................   (6,607)         (4,808,292)    (1,705,211)       (162,042)
    Net transfers among funds and
        guaranteed interest account.............  326,238           4,280,012     12,108,388       6,389,251
                                                 --------         -----------    -----------      ----------
    Net increase (decrease) in net assets
        from policy-related transactions........  364,437          11,978,500     17,198,434       7,404,346
                                                 --------         -----------    -----------      ----------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)................   30,030              (9,698)    (2,472,499)      2,003,671
                                                 --------         -----------    ------------     ----------

INCREASE (DECREASE) IN NET ASSETS...............  415,714          20,615,372     18,269,121       9,752,859
NET ASSETS
    BEGINNING OF PERIOD.........................        0          28,021,980      9,752,859               0
                                                 --------         -----------    -----------      ----------
NET ASSETS
    END OF PERIOD............................... $415,714         $48,637,352    $28,021,980      $9,752,859
                                                 ========         ===========    ===========      ==========

                                                                  EQUITY OPTIONS (CONTINUED):
                                                 ---------------------------------------------------
                                                                         EQ/PUTNAM
                                                                   GROWTH & INCOME VALUE (A)
                                                 ---------------------------------------------------
                                                      1999                1998              1997
                                                 --------------      -------------      ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   168,536         $    87,004        $   23,618
    Net realized gain (loss).....................   1,775,493             339,445            28,304
    Change in unrealized appreciation
        (depreciation) on investments............  (2,633,398)            891,041           269,561
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from operations..........................    (689,369)          1,317,490           321,483
                                                  -----------         -----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................   7,146,178           5,099,897         1,149,748
    Benefits and other policy-related
        transactions (Note 3)....................  (2,808,209)         (1,485,166)         (154,351)
    Net transfers among funds and
        guaranteed interest account..............   1,469,187           6,086,532         4,539,465
                                                  -----------         -----------        ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   5,807,156           9,701,263         5,534,862
                                                  -----------         -----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (67,263)         (1,334,566)        1,202,723
                                                  -----------         -----------        ----------
INCREASE (DECREASE) IN NET ASSETS................   5,050,524           9,684,187         7,059,068
NET ASSETS
    BEGINNING OF PERIOD..........................  16,743,255           7,059,068                 0
                                                  -----------         -----------        ----------
NET ASSETS
    END OF PERIOD................................ $21,793,779         $16,743,255        $7,059,068
                                                  ===========         ===========        ==========

                                                              EQUITY OPTIONS (CONTINUED):
                                                 -----------------------------------------------------
                                                              T. ROWE PRICE EQUITY INCOME (A)
                                                 -----------------------------------------------------

                                                     1999                1998                1997
                                                 -------------      --------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................ $   726,104         $   549,152         $   115,907
    Net realized gain (loss).....................   2,737,736           1,272,326             110,474
    Change in unrealized appreciation
        (depreciation) on investments............  (2,538,268)            512,068           1,073,548
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from operations..........................     925,572           2,333,546           1,299,929
                                                  -----------         -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................  14,411,461          11,367,975           2,540,460
    Benefits and other policy-related
        transactions (Note 3)....................  (5,261,454)         (4,190,748)           (351,660)
    Net transfers among funds and
        guaranteed interest account..............    (470,263)         16,615,531          14,259,773
                                                  -----------         -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions.........   8,679,744          23,792,758          16,448,573
                                                  -----------         -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................     (93,180)         (1,149,701)          1,308,426
                                                  -----------         -----------         -----------
INCREASE (DECREASE) IN NET ASSETS................   9,512,136          24,632,603          19,056,928
NET ASSETS
    BEGINNING OF PERIOD..........................  43,689,531          19,056,928                   0
                                                  -----------         -----------         -----------
NET ASSETS
    END OF PERIOD................................ $53,201,667         $43,689,531         $19,056,928
                                                  ===========         ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                                  ALLIANCE GLOBAL
                                             --------------------------------------------------------
                                                  1999                 1998                  1997
                                             ------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $ (2,877,020)         $  2,858,975          $  5,997,760
    Net realized gain (loss)...............   112,281,492            50,647,791            56,837,641
    Change in unrealized appreciation
        (depreciation) on investments......    89,001,859            37,447,314           (12,504,865)
                                             ------------          ------------          ------------

    Net increase (decrease) in net assets
        from operations....................   198,406,331            90,954,080            50,330,536
                                             ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    71,950,825            78,722,218            85,714,413
    Benefits and other policy-related
        transactions (Note 3)..............   (63,170,211)          (52,796,664)          (48,793,564)
    Net transfers among funds and
        guaranteed interest account........    (8,015,060)          (21,919,102)          (89,131,113)
                                             ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy-related transactions...       765,554             4,006,452           (52,210,264)
                                             ------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        23,216              (854,897)              103,777
                                             ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS..........   199,195,101            94,105,635            (1,775,951)
NET ASSETS
    BEGINNING OF PERIOD....................   525,707,133           431,601,498           433,377,449
                                             ------------          ------------          ------------
NET ASSETS
    END OF PERIOD..........................  $724,902,234          $525,707,133          $431,601,498
                                             =============         ============          ============

                                                           EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                              ALLIANCE INTERNATIONAL
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------          -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (321,035)          $   707,847           $ 1,089,454
    Net realized gain (loss)...............    2,464,521            (3,596,006)            2,267,768
    Change in unrealized appreciation
        (depreciation) on investments......   19,788,723             8,296,285            (4,651,627)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   21,932,209             5,408,126            (1,294,405)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,367,096            13,567,993            14,198,839
    Benefits and other policy-related
        transactions (Note 3)..............   (6,261,836)           (5,406,284)           (4,716,765)
    Net transfers among funds and
        guaranteed interest account........   (5,340,816)           (4,357,456)           (3,886,303)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (235,556)            3,804,253             5,595,771
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (49,840)             (109,052)               11,328
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,646,813             9,103,327             4,312,694
NET ASSETS
    BEGINNING OF PERIOD....................   55,234,942            46,131,615            41,818,921
                                             -----------           -----------           -----------

    END OF PERIOD..........................  $76,881,755           $55,234,942           $46,131,615
                                             ===========           ===========           ===========

                                                            EQUITY OPTIONS (CONTINUED):
                                             -------------------------------------------------------
                                                                 MORGAN STANLEY
                                                            EMERGING MARKETS EQUITY (B)
                                             -------------------------------------------------------
                                                 1999                  1998                  1997
                                             ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (66,405)          $    13,319           $   13,761
    Net realized gain (loss)...............      757,878              (637,290)             (14,566)
    Change in unrealized appreciation
        (depreciation) on investments......   13,987,219            (1,863,245)          (1,079,388)
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from operations....................   14,678,692            (2,487,216)          (1,080,193)
                                             -----------           -----------           ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................    4,138,455             2,442,975              323,739
    Benefits and other policy-related
        transactions (Note 3)..............   (1,720,293)             (488,932)              (7,501)
    Net transfers among funds and
        guaranteed interest account........   16,198,446             4,158,460            2,483,527
                                             -----------           -----------           ----------
    Net increase (decrease) in net assets
        from policy-related transactions...   18,616,608             6,112,503            2,799,765
                                             -----------           -----------           ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........   (1,953,290)                2,496            4,001,184
                                             -----------           -----------           ----------

INCREASE (DECREASE) IN NET ASSETS..........   31,342,010             3,627,783            5,720,756
NET ASSETS
    BEGINNING OF PERIOD....................    9,348,539             5,720,756                    0
                                             -----------           -----------           ----------
NET ASSETS
    END OF PERIOD..........................  $40,690,549           $ 9,348,539           $5,720,756
                                             ===========           ===========           ==========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                             EQUITY OPTIONS (CONTINUED):
                                             --------------------------------------------------------
                                                      T. ROWE PRICE INTERNATIONAL STOCK (A)
                                             --------------------------------------------------------
                                                1999                   1998                  1997
                                             -----------           ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $    (8,104)          $   138,710           $   (23,939)
    Net realized gain (loss)...............    5,209,876               354,819               (50,331)
    Change in unrealized appreciation
        (depreciation) on investments......    7,742,298             2,423,801              (820,718)
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from operations....................   12,944,070             2,917,330              (894,988)
                                             -----------           -----------           -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   10,327,110             7,881,587             2,268,440
    Benefits and other policy-related
        transactions (Note 3)..............   (3,787,076)           (2,527,577)             (295,221)
    Net transfers among funds and
        guaranteed interest account........    3,167,992             8,401,386            12,953,165
                                             -----------           -----------           -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    9,708,026            13,755,396            14,926,384
                                             -----------           -----------           -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........        1,577            (4,050,846)            4,007,078
                                             -----------           -----------           -----------

INCREASE (DECREASE) IN NET ASSETS..........   22,653,673            12,621,880            18,038,474
NET ASSETS
    BEGINNING OF PERIOD....................   30,660,353            18,038,474                    --
                                             -----------           -----------           -----------
NET ASSETS
    END OF PERIOD..........................  $53,314,026           $30,660,353           $18,038,474
                                             ===========           ===========           ===========


                                                            EQUITY OPTIONS (CONTINUED):
                                             ---------------------------------------------------------
                                                            ALLIANCE AGGRESSIVE STOCK
                                             ---------------------------------------------------------
                                                  1999                    1998                1997
                                             -------------          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $   (2,318,415)         $  (1,119,907)     $  (3,987,514)
    Net realized gain (loss)...............      33,754,225              6,840,149        107,947,093
    Change in unrealized appreciation
        (depreciation) on investments......     132,094,676             (5,980,406)       (13,921,615)
                                             --------------          -------------      -------------
    Net increase (decrease) in net assets
        from operations....................     163,530,486               (260,164)        90,037,964
                                             --------------          -------------      -------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................     145,241,493            172,792,283        179,662,167
    Benefits and other policy-related
        transactions (Note 3)..............    (117,102,087)          (115,442,947)      (107,529,554)
    Net transfers among funds and
        guaranteed interest account........    (113,016,006)           (43,660,488)         1,712,877
                                             --------------          -------------       ------------
    Net increase (decrease) in net assets
        from policy-related transactions...     (84,876,600)            13,688,848         73,845,490
                                             --------------          -------------       ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........       2,197,124               (541,559)           223,792
                                             --------------           -------------      ------------

INCREASE (DECREASE) IN NET ASSETS..........      80,851,010             12,887,125        164,107,246
NET ASSETS
    BEGINNING OF PERIOD....................     971,194,053            958,306,928        794,199,683
                                             --------------          -------------       ------------
NET ASSETS
    END OF PERIOD..........................  $1,052,045,063           $971,194,053       $958,306,929
                                             ==============           ============       ============



                                                            EQUITY OPTIONS (CONTINUED):
                                             ------------------------------------------------------
                                                           ALLIANCE SMALL CAP GROWTH (A)
                                             ------------------------------------------------------
                                                 1999                 1998                1997
                                             ------------         ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (284,347)        $   (211,223)       $    (37,351)
    Net realized gain (loss)...............    4,345,484           (7,585,521)            (63,375)
    Change in unrealized appreciation
        (depreciation) on investments......   15,295,322            8,009,143             771,812
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from operations....................   19,356,459              212,399             671,086
                                             -----------          -----------         -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   16,092,219           14,863,783           2,947,848
    Benefits and other policy-related
        transactions (Note 3)..............   (5,542,747)          (3,897,615)           (599,875)
    Net transfers among funds and
        guaranteed interest account........   (8,085,585)          15,043,596          19,670,856
                                             -----------          -----------         -----------
    Net increase (decrease) in net assets
        from policy-related transactions...    2,463,887           26,009,764          22,018,829
                                             -----------          -----------         -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (99,856)          (1,460,161)          1,208,014
                                             -----------          -----------         -----------

INCREASE (DECREASE) IN NET ASSETS..........   21,720,490           24,762,002          23,897,929
NET ASSETS
    BEGINNING OF PERIOD....................   48,659,931           23,897,929                  --
                                             -----------          -----------         -----------
NET ASSETS
    END OF PERIOD..........................  $70,380,421          $48,659,931         $23,897,929
                                             ===========          ===========         ===========

------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQUITY OPTIONS (CONCLUDED):
                                             ------------------------------------------------------------------
                                                EQ/                                 MFS EMERGING
                                             EVERGREEN (C)                       GROWTH COMPANIES (A)
                                             -------------   --------------------------------------------------
                                                 1999             1999                1998              1997
                                             -------------   -------------        -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................     $    81      $   (640,976)        $  (156,515)      $     5,523
    Net realized gain (loss)...............          20        17,547,129           4,270,964           458,032
    Change in unrealized appreciation
        (depreciation) on investments......       1,450        70,081,784           6,824,857           171,320
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from operations....................       1,551        86,987,937          10,939,306           634,875
                                                -------      ------------         -----------       -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................       6,341        32,825,036          11,533,783         1,598,358
    Benefits and other policy-related
        transactions (Note 3)..............        (434)      (13,737,378)         (2,705,605)         (294,924)
    Net transfers among funds and
        guaranteed interest account........      21,204        76,182,753          25,975,152         8,886,415
                                                -------      ------------         -----------       -----------
    Net increase (decrease) in net assets
        from policy-related transactions...      27,111        95,270,411          34,803,330        10,189,849
                                                -------      ------------         -----------       -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........          18           (72,131)         (2,575,513)        2,004,977
                                                -------      ------------         -----------       -----------

INCREASE (DECREASE) IN NET ASSETS..........      28,680       182,186,217          43,167,123        12,829,701
NET ASSETS
    BEGINNING OF PERIOD....................         --         55,996,824          12,829,701                --
                                                -------      ------------         -----------       -----------
NET ASSETS
    END OF PERIOD..........................     $28,680      $238,183,041         $55,996,824       $12,829,701
                                                =======      ============         ===========       ===========


                                                          EQUITY OPTIONS (CONCLUDED):
                                             -------------------------------------------------
                                                               WARBURG PINCUS
                                                            SMALL COMPANY VALUE (A)
                                             -------------------------------------------------
                                                1999                  1998            1997
                                             ------------        ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income..................  $  (113,891)        $     3,173      $   (23,238)
    Net realized gain (loss)...............   (1,591,217)           (142,969)         140,194
    Change in unrealized appreciation
        (depreciation) on investments......    1,920,459          (3,986,631)        (228,709)
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from operations....................      215,351          (4,126,427)        (111,753)
                                             -----------         -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)..................   11,009,658          13,378,658        4,397,634
    Benefits and other policy-related
        transactions (Note 3)..............   (4,607,292)         (4,042,103)        (608,891)
    Net transfers among funds and
        guaranteed interest account........   (7,372,698)          7,112,708       20,737,304
                                             -----------         -----------      -----------
    Net increase (decrease) in net assets
        from policy-related transactions...     (970,332)         16,449,263       24,526,047
                                             -----------         -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4)...........      (23,731)           (622,058)         611,853
                                             -----------         -----------      -----------

INCREASE (DECREASE) IN NET ASSETS..........     (778,712)         11,700,778       25,026,147
NET ASSETS
    BEGINNING OF PERIOD....................   36,726,925          25,026,147               --
                                             -----------         -----------      -----------
NET ASSETS
    END OF PERIOD..........................  $35,948,213         $36,726,925      $25,026,147
                                             ===========         ===========      ===========


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                 ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------
                                                                    ALLIANCE BALANCED
                                                    ----------------------------------------------------
                                                        1999              1998                1997
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $ 11,263,601      $  9,701,879        $ 11,212,220
    Net realized gain (loss)......................    59,723,908        44,259,317          27,027,612
    Change in unrealized appreciation
        (depreciation) on investments.............    11,891,088        20,466,577          18,495,462
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from operations...........................    82,878,597        74,427,773          56,735,294
                                                    ------------      ------------        ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    45,762,044        46,234,769          48,722,966
    Benefits and other policy-related
        transactions (Note 3).....................   (55,698,939)      (48,368,610)        (48,611,396)
    Net transfers among funds and
        guaranteed interest account...............   (25,094,055)       (4,765,223)        (55,377,177)
                                                    ------------      ------------        ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........   (35,030,950)       (6,899,064)        (55,265,607)
                                                    ------------      ------------        ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        34,900          (601,644)            106,438
                                                    ------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS.................    47,882,547        66,927,065           1,576,125
NET ASSETS
    BEGINNING OF PERIOD...........................   498,829,011       431,901,946         430,325,821
                                                    ------------      ------------        ------------
NET ASSETS
    END OF PERIOD.................................  $546,711,558      $498,829,011        $431,901,946
                                                    ============      ============        ============


                                                                      ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                    ALLIANCE CONSERVATIVE INVESTORS
                                                    ----------------------------------------------------------
                                                       1999                   1998                   1997
                                                    ------------          ------------          -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $  5,922,184          $  6,224,160          $  6,151,782
    Net realized gain (loss)......................    11,053,201            12,201,904             6,305,200
    Change in unrealized appreciation
        (depreciation) on investments.............     2,080,409             5,279,818             8,528,010
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................    19,055,794            23,705,882            20,984,992
                                                    ------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................    27,333,794            26,438,125            30,425,833
    Benefits and other policy-related
        transactions (Note 3).....................   (25,964,810)          (23,690,706)          (24,998,155)
    Net transfers among funds and
        guaranteed interest account...............    (4,292,515)           (6,267,736)          (18,978,233)
                                                    ------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........    (2,923,531)           (3,520,317)          (13,550,555)
                                                    ------------          ------------          ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............      (195,000)             (365,872)               44,115
                                                    ------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................    15,937,263            19,819,693             7,478,552
NET ASSETS
    BEGINNING OF PERIOD...........................   202,163,700           182,344,007           174,865,455
                                                    ------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $218,100,963          $202,163,700          $182,344,007
                                                    =============         ============          ============


                                                                     ASSET ALLOCATION OPTIONS:
                                                    ----------------------------------------------------------
                                                                     ALLIANCE GROWTH INVESTORS
                                                    ----------------------------------------------------------
                                                        1999                    1998                   1997
                                                    --------------          ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income.........................  $   10,885,668          $ 13,057,134          $ 14,710,285
    Net realized gain (loss)......................     119,943,716            85,805,363            53,312,210
    Change in unrealized appreciation
        (depreciation) on investments.............     120,308,421            52,648,959            47,905,948
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from operations...........................     251,137,805           151,511,456           115,928,443
                                                    --------------          ------------          ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3).........................     118,892,312           128,264,748           139,280,509
    Benefits and other policy-related
        transactions (Note 3).....................    (114,804,492)          (99,015,298)          (95,656,635)
    Net transfers among funds and
        guaranteed interest account...............     (15,949,611)          (25,554,600)          (35,207,298)
                                                    --------------          ------------          ------------
    Net increase (decrease) in net assets
        from policy related-transactions..........     (11,861,791)            3,694,850             8,416,576
                                                    --------------          ------------          ------------

NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)...............        (471,570)             (418,319)              194,270
                                                    --------------          ------------          ------------

INCREASE (DECREASE) IN NET ASSETS.................     238,804,444           154,787,987           124,539,289
NET ASSETS
    BEGINNING OF PERIOD...........................     978,087,905           823,299,918           698,760,629
                                                    --------------          ------------          ------------
NET ASSETS
    END OF PERIOD.................................  $1,216,892,349          $978,087,905          $823,299,918
                                                    ==============          ============          ============

------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                    FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                              ASSET ALLOCATION OPTIONS (CONCLUDED):
                                               ---------------------------------------------------------------------
                                               EQ/EVERGREEN
                                               FOUNDATION (C)                       EQ/PUTNAM BALANCED
                                               --------------      -------------------------------------------------
                                                   1999                1999              1998              1997
                                               --------------      -----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income...................     $    29           $    2,956        $    92,355         $  243,727
    Net realized gain (loss)................         302              632,039            419,996             31,680
    Change in unrealized appreciation
        (depreciation) on investments.......      (1,505)            (752,142)           (10,350)           270,232
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from operations.....................      (1,174)            (117,147)           502,001            345,639
                                                 -------           ----------        -----------         ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)...................          93            2,976,182          1,733,126            213,829
    Benefits and oth`er policy-related
        transactions (Note 3)...............         (53)            (738,901)          (429,944)           (60,092)
    Net transfers among funds and
        guaranteed interest account.........       2,377              381,163          2,537,998          1,458,185
                                                 -------           ----------        -----------         ----------
    Net increase (decrease) in net assets
        from policy related-transactions....       2,417            2,618,444          3,841,180          1,611,922
                                                 -------           ----------        -----------         ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4).........       1,605              (79,687)        (2,292,055)         2,000,806
                                                 -------           ----------        -----------         ----------

INCREASE (DECREASE) IN NET ASSETS...........       2,848            2,421,610          2,051,126          3,958,367
NET ASSETS
    BEGINNING OF PERIOD.....................          --            6,009,493          3,958,367                 --
                                                 -------           ----------        -----------         ----------
NET ASSETS
    END OF PERIOD...........................     $ 2,848           $8,431,103        $ 6,009,493        $ 3,958,367
                                                 =======           ==========        ===========        ===========


                                                        ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                 -----------------------------------------------
                                                                    MERRILL LYNCH
                                                                  WORLD STRATEGY (A)
                                                 -----------------------------------------------
                                                     1999              1998              1997
                                                 -------------     ----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income......................  $   22,881        $   24,281        $   14,446
    Net realized gain (loss)...................     265,460            19,432            35,369
    Change in unrealized appreciation
        (depreciation) on investments..........     665,736           225,660           (37,926)
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from operations........................     954,077           269,373            11,889
                                                 ----------        ----------        ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)......................   1,304,821         1,050,984           334,133
    Benefits and oth`er policy-related
        transactions (Note 3)..................    (511,416)         (294,100)          (41,646)
    Net transfers among funds and
        guaranteed interest account............    (504,202)        1,271,852         1,374,499
                                                 ----------        ----------        ----------
    Net increase (decrease) in net assets
        from policy related-transactions.......     289,203         2,028,736         1,666,986
                                                 ----------        ----------        ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE
    IN SEPARATE ACCOUNT FP (Note 4)............    (999,768)         (849,043)        2,000,771
                                                 ----------        ----------        ----------

INCREASE (DECREASE) IN NET ASSETS..............     243,512         1,449,066         3,679,646
NET ASSETS
    BEGINNING OF PERIOD........................   5,128,712         3,679,646                --
                                                 -----------       -----------       ----------
NET ASSETS
    END OF PERIOD..............................  $5,372,224        $5,128,712        $3,679,646
                                                 ==========        ==========        ==========

See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  General

    Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

    For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

    Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

    Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

    AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

    The Account consists of thirty variable investment options:

    FIXED INCOME OPTIONS:
       Domestic Fixed Income:
       o Alliance Intermediate Government Securities
       o Alliance Money Market
       o Alliance Quality Bond
       Aggressive Fixed Income:
       o Alliance High Yield
    EQUITY OPTIONS:
       Domestic Equity:
       o  Alliance Common Stock
       o  Alliance Equity Index
       o  Alliance Growth & Income
       o  EQ/Alliance Premier Growth
       o  Capital Guardian Research
       o  Capital Guardian U.S. Equity
       o  Merrill Lynch Basic Value Equity
       o  MFS Growth with Income
       o  MFS Research
       o  EQ/Putnam Growth & Income Value
       o  T. Rowe Price Equity Income
       International Equity:
       o  Alliance Global
       o  Alliance International
       o  Morgan Stanley Emerging Markets Equity
       o  T. Rowe Price International Stock
       Aggressive Equity:
       o  Alliance Aggressive Stock
       o  Alliance Small Cap Growth
       o  EQ/Evergreen
       o  MFS Emerging Growth Companies
       o  Warburg Pincus Small Company Value
    ASSET ALLOCATION OPTIONS:
       o  Alliance Balanced
       o  Alliance Conservative Investors
       o  Alliance Growth Investors
       o  EQ/Evergreen Foundation
       o  EQ/Putnam Balanced
       o  Merrill Lynch World Strategy

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.  General (Continued)

    The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

    The Account supports the operations of Incentive Life, Incentive Life 2000, Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life Plus(SM) Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. Incentive Life policies sold during 1999 and thereafter ("Incentive Life sales 1999 and after") reflect an investment in Class IB of the Alliance portfolios and are different from Incentive Life products (see Note 6).

    All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430
    for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

    The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                       Mortality
                                      and Expense       Mortality      Administrative        Total
                                    --------------    -------------   ---------------    ------------
          Incentive Life,
          Incentive Life 2000,
          Incentive Life Plus
            Second Series,
          Champion 2000 (a)             .60%               --                --               .60%
          IL Plus Original
          Series, IL COLI (b)           .85%               --                --               .85%
          Survivorship
          Incentive Life (a)            .60%               --                --               .60%
          Survivorship 2000 (a)         .90%               --                --               .90%
          IL Protector (a)              .80%               --                --               .80%
          SP Flex (a)                   .85%              .60%             .35%              1.80%

          ----------------------
          (a)  Charged to daily net assets of the Account.
          (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.  Amounts Retained by Equitable Life in Separate Account FP

    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
    (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----

    FIXED INCOME OPTIONS:

       Alliance Intermediate Government Securities                        $  (194,809)       $  (685,662)      $        --

       Alliance Money Market                                                 (531,900)        (1,591,380)               --

       Alliance Quality Bond                                               (1,882,364)        (1,509,018)               --

       Alliance High Yield                                                  1,254,634         (1,839,368)               --


    + Formerly known as Equitable Variable Life Insurance Company Separate
      Account FP.



                                      FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------

    VARIABLE INVESTMENT OPTIONS                                             1999               1998               1997
    ---------------------------                                             ----               ----               ----
    EQUITY OPTIONS:
       Alliance Common Stock                                             $(24,309,506)      $(17,381,053)       $       --
       Alliance Equity Index                                               (4,878,705)        (2,293,340)               --
       Alliance Growth & Income                                            (1,193,588)        (1,285,852)               --
       EQ/Alliance Premier Growth                                             (60,529)                --                --
       Capital Guardian Research                                                   --                 --                --
       Capital Guardian U.S. Equity                                                --                 --                --
       Merrill Lynch Basic Value Equity                                      (196,510)        (1,459,281)        1,200,000
       MFS Growth with Income                                                  29,599                 --                --
       MFS Research                                                          (218,336)        (2,558,541)        2,000,000
       EQ/Putnam Growth & Income Value                                       (177,637)        (1,391,562)        1,200,000
       T. Rowe Price Equity Income                                           (365,303)        (1,667,503)        1,300,000
       Alliance Global                                                     (3,414,228)        (3,632,595)               --
       Alliance International                                                (370,877)          (398,118)               --
       Morgan Stanley Emerging Markets Equity                              (2,019,694)           (21,425)        4,000,000
       T. Rowe Price International Stock                                     (194,106)        (4,170,518)        4,000,000
       Alliance Aggressive Stock                                           (3,284,577)        (6,122,856)               --
       Alliance Small Cap Growth                                             (384,204)        (1,675,446)        1,200,000
       EQ/Evergreen                                                                --                 --                --
       MFS Emerging Growth Companies                                         (713,109)        (2,732,997)        2,000,000
       Warburg Pincus Small Company Value                                    (204,730)          (790,600)          600,000
    ASSET ALLOCATION OPTIONS:
       Alliance Balanced                                                  $(3,060,971)       $(3,367,411)       $       --
       Alliance Conservative Investors                                     (1,439,722)        (1,502,507)               --
       Alliance Growth Investors                                           (6,678,645)        (5,613,223)               --
       EQ/Evergreen Foundation                                                     --                 --                --
       EQ/Putnam Balanced                                                    (119,105)        (2,310,799)        2,000,000
       Merrill Lynch World Strategy                                        (1,018,674)          (861,511)        2,000,000

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

    The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life Sales 1999 and after, Survivorship Incentive Life and Survivorship 2000 for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced, Alliance Growth Investors are different from other products in the same variable investment option because distribution fees of 0.25% of the average daily assets of the variable investment option are deducted (see
    Note 1).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


FIXED INCOME OPTIONS:

                                                                                                               APRIL 1 (A) TO
                                      YEARS ENDED DECEMBER 31,                             DECEMBER 31,
ALLIANCE INTERMEDIATE               ------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES               1999      1998     1997     1996     1995     1994      1993     1992           1991
---------------------               ----      ----     ----     ----     ----     ----      ----     ----           ----
Gross return......................  0.02%    7.74%     7.29%    3.78%   13.33%   (4.37)%   10.58%    5.60%         12.26%
Net return........................ (0.46)%   7.10%     6.65%    3.15%   12.65%   (4.95)%    9.88%    4.96%         11.60%


                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
----------------------              ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return......................  4.96%    5.34%     5.42%    5.33%    5.74%    4.02%    3.00%     3.56%    6.18%    8.24%
Net return........................  4.35%    4.71%     4.79%    4.70%    5.11%    3.39%    2.35%     2.94%    5.55%    7.59%

                                                                                             OCTOBER 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,                      DECEMBER 31,
                                  --------------------------------------------------------  -----------------

ALLIANCE QUALITY BOND               1999      1998     1997     1996     1995     1994            1993
---------------------               ----      ----     ----     ----     ----     ----            ----
Gross return...................... (2.00)%   8.69%     9.14%    5.36%   17.02%   (5.10)%        (0.51)%
Net return........................ (2.59)%   8.03%     8.49%    4.73%   16.32%   (5.67)%        (0.66)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                 1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
------------------                  ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%   23.15%   12.31%   24.46%   (1.12)%
Net return........................ (3.93)%  (5.72)%   17.76%   22.14%   19.20%   (3.37)%   22.41%   11.64%   23.72%   (1.71)%

EQUITY OPTIONS:

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK               1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------             ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 25.19%    29.39%   29.40%   24.28%   32.45%   (2.14)%   24.84%    3.22%   37.88%   (8.12)%
Net return........................ 24.44%    28.61%   28.44%   23.53%   31.66%   (2.73)%   24.08%    2.60%   37.06%   (8.67)%


                                                                                   SEPTEMBER 30 (A)
                                             YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                  -----------------------------------------------  -----------------
ALLIANCE EQUITY INDEX               1999      1998     1997     1996     1995           1994
---------------------               ----      ----     ----     ----     ----           ----
Gross return...................... 20.38%    28.07%   32.58%   22.39%   36.48%          1.08%
Net return........................ 19.66%    27.30%   31.77%   21.65%   35.66%          0.58%


                                                                                             OCTOBER (A) TO
                                               YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                  --------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME            1999      1998     1997     1996     1995     1994            1993
------------------------            ----      ----     ----     ----     ----     ----            ----
Gross return...................... 18.66%    20.86%   26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return........................ 17.95%    20.14%   25.99%   19.36%   23.33%   (1.17)%        (0.41)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                   ----------------
EQ/ALLIANCE PREMIER GROWTH               1999
--------------------------               ----
Gross return.......................     18.97%
Net return.........................     18.52%


                                   AUGUST 30 (C) TO
                                     DECEMBER 31,
                                   ----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return.......................      7.10%
Net return.........................      6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY             1999
----------------------------             ----
Gross return......................       3.76%
Net return........................       3.32%

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY      1999            1998             1997
--------------------------------      ----            ----             ----
Gross return......................    19.00%         11.59%           16.99%
Net return........................    18.23%         10.91%           16.55%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                   1999
----------------------                   ----
Gross return......................       8.76%
Net return........................       8.06%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
MFS RESEARCH                          1999            1998             1997
--------------                        ----            ----             ----
Gross return......................    23.12%         24.11%           16.07%
Net return........................    22.38%         23.36%           15.59%

                                                                    MAY 1 (A) to
                                       YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE       1999            1998             1997
-------------------------------       ----            ----             ----
Gross return......................    (1.27)%        12.75%           16.23%
Net return........................    (1.95)%        12.14%           15.75%

-------------------

 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONTINUED):

                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                  ------------------------------  -------------
T. ROWE PRICE EQUITY INCOME          1999            1998             1997
---------------------------          ----            ----             ----
Gross return......................   3.54%           9.11%           22.11%
Net return........................   2.93%           8.42%           21.64%

                                                                     YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                     1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
---------------                     ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 38.53%    21.80%   11.66%   14.60%   18.81%    5.23%    32.09%   (0.50)%  30.55%   (6.07)%
Net return........................ 37.70%    21.07%   10.88%   13.91%   18.11%    4.60%    31.33%   (1.10)%  29.77%   (6.63)%


                                                                                                   APRIL 3 (A) TO
                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                  ----------------------------------------------------------     -----------------
ALLIANCE INTERNATIONAL                 1999           1998           1997          1996                1995
----------------------                 ----           ----           ----          ----                ----
Gross return......................    37.31%         10.57%        (2.98)%         9.82%              11.29%
Net return........................    36.96%          9.90%        (3.63)%         9.15%              10.79%


                                                                   MAY 1 (A) TO
                                      YEARS ENDED DECEMBER 31      DECEMBER 31,
MORGAN STANLEY EMERGING           -----------------------------  ---------------
MARKETS EQUITY                        1999             1998            1997
--------------                        ----             ----            ----
Gross return......................    95.82%          (27.10)%       (20.16)%
Net return........................    94.57%          (27.46)%       (20.37)%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
T. ROWE PRICE INTERNATIONAL
STOCK                                 1999            1998             1997
---------------------------           ----            ----             ----
Gross return......................    31.92%         13.68%           (1.49)%
Net return........................    31.08%         13.01%           (1.90)%

                                                                    YEARS ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%   16.77%   (3.16)%  86.86%    8.17%
Net return........................ 18.13%   (0.31)%   10.14%   21.46%   30.85%   (4.39)%   16.05%   (3.74)%  85.75%    7.51%

                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
ALLIANCE SMALL CAP GROWTH                1999           1998           1997
-------------------------                ----           ----           ----

Gross return......................      27.75%        (4.28)%         26.74%
Net return........................      27.14%        (4.85)%         26.18%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------


EQUITY OPTIONS (CONCLUDED):

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/EVERGREEN                             1999
------------                             ----
Gross return......................       9.70%
Net return........................       9.06%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
MFS EMERGING GROWTH COMPANIES            1999           1998           1997
-----------------------------            ----           ----           ----
Gross return......................      73.62%         34.57%         22.42%
Net return........................      72.63%         33.71%         21.95%


                                                                   MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                  ------------------------------  --------------
WARBURG PINCUS
SMALL COMPANY VALUE                    1999            1998            1997
-------------------                    ----            ----            ----
Gross return......................     1.80%          (10.02)%        19.15%
Net return........................     1.19%          (10.55)%        18.65%


ASSET ALLOCATION OPTIONS:

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------                   ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 17.79%    18.11%   15.06%   11.68%   19.75%   (8.02)%   12.28%   (2.84)%  41.26%    0.24 %
Net return........................ 17.09%    17.40%   14.30%   11.00%   19.03%   (8.57)%   11.64%   (3.42)%  40.42%   (0.36)%


                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
INVESTORS                           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-----------------------------       ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%    5.72%   19.87%    6.37%
Net return........................  9.48%   13.20%    12.55%    4.57%   19.68%   (4.67)%   10.15%    5.09%   19.16%    5.73%

                                                                       YEARS ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS           1999      1998     1997     1996     1995     1994      1993     1992     1991     1990
-------------------------           ----      ----     ----     ----     ----     ----      ----     ----     ----     ----
Gross return...................... 26.58%    19.13%   16.87%   12.61%   26.37%   (3.15)%   15.26%    4.90%   48.89%   10.66%
Net return........................ 25.82%    18.41%   16.07%   11.93%   25.62%   (3.73)%   14.58%    4.27%   48.01%   10.00%


                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                  1999
-----------------------                  ----
Gross return.....................       7.38%
Net return.......................       6.72%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE,
---------------
INCENTIVE LIFE 2000,
--------------------
INCENTIVE LIFE PLUS SECOND SERIES
---------------------------------
AND CHAMPION 2000*
-----------------

ASSET ALLOCATION OPTIONS (CONCLUDED):


                                                                    MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,       DECEMBER 31,
                                  ------------------------------  --------------
EQ/PUTNAM BALANCED                    1999            1998             1997
------------------                    ----            ----             ----
Gross return......................     0.01%         11.92%           14.38%
Net return........................    (0.56)%        11.14%           14.02%

                                                                    MAY 1 (A) TO
                                        YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                  ------------------------------  --------------
MERRILL LYNCH WORLD STRATEGY          1999            1998             1997
----------------------------          ----            ----             ----
Gross return......................    21.35%          6.81%            4.70%
Net return........................    20.62%          6.18%            4.29%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

FIXED INCOME OPTIONS:

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                    1999
----------------------                   ----
Gross return......................      (0.23)%
Net return........................       0.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                    1999
---------------------                    ----
Gross return......................       4.71%
Net return........................       4.10%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE QUALITY BOND                    1999
---------------------                    ----
Gross return......................      (2.25)%
Net return........................      (0.95)%

                                   JUNE 4 (B) TO
                                   DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                      1999
------------------                       ----
Gross return......................      (3.58)%
Net return........................      (4.16)%


EQUITY OPTIONS:

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
---------------------                   ----
Gross return......................      24.88%
Net return........................      24.13%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE EQUITY INDEX                   1999
---------------------                   ----
Gross return......................      20.08%
Net return........................       9.66%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH & INCOME                 1999
------------------------                 ----
Gross return......................      18.37%
Net return........................       6.33%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------


EQUITY OPTIONS (CONTINUED):

                                    JUNE 4 (C) TO
                                    DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return......................      18.97%
Net return........................      18.52%

                                   AUGUST 30 (C) TO
                                    DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH                1999
-------------------------                ----
Gross return......................       7.10%
Net return........................       6.67%

                                  AUGUST 30 (C) TO
                                   DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return......................       3.76%
Net return........................       3.32%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----

Gross return......................      19.00%
Net return........................      18.23%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
MFS GROWTH WITH INCOME                  1999
----------------------                  ----
Gross return......................      8.76%
Net return........................      8.06%

                                     JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MFS RESEARCH                            1999
------------                            ----
Gross return......................      23.12%
Net return........................      22.38%

                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
EQ/PUTNAM GROWTH & INCOME VALUE         1999
-------------------------------         ----
Gross return......................     (1.27)%
Net return........................     (1.95)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONTINUED):

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE EQUITY INCOME                 1999
---------------------------                 ----
Gross return...........................     3.54%
Net return.............................     2.93%

                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE GLOBAL                             1999
---------------                             ----
Gross return...........................    38.17%
Net return.............................    27.23%

                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
ALLIANCE INTERNATIONAL                      1999
---------------------                       ----
Gross return...........................    36.90%
Net return.............................    34.41%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return...........................    95.82%
Net return.............................    94.57%


                                       JUNE 4 (B) TO
                                       DECEMBER 31,
                                       --------------
T. ROWE PRICE INTERNATIONAL STOCK           1999
---------------------------------           ----
Gross return...........................    31.92%
Net return.............................    31.08%


                                        JUNE 4 (B) TO
                                        DECEMBER 31,
                                       --------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return...........................    18.55%
Net return.............................    17.83%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------
EQUITY OPTIONS (CONCLUDED):


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return...........................    27.46%
Net return.............................    26.86%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return...........................     9.70%
Net return.............................     9.06%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return...........................    73.62%
Net return.............................    72.63%


                                        JUNE 4 (B) TO
                                         DECEMBER 31,
                                       --------------
WARBURG PINCUS SMALL COMPANY VALUE          1999
----------------------------------          ----
Gross return...........................     1.80%
Net return.............................     1.19%

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE SALES 1999 AND AFTER,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

ASSET ALLOCATION OPTIONS:


                                    JUNE 4 (B) TO
                                    DECEMBER 31,
                                  -----------------
ALLIANCE BALANCED                        1999
-----------------                        ----
Gross return......................      17.50%
Net return........................      10.98%



                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE CONSERVATIVE INVESTORS         1999
-------------------------------         ----
Gross return......................      9.87%
Net return........................      5.79%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
ALLIANCE GROWTH INVESTORS               1999
-------------------------               ----
Gross return......................     26.27%
Net return........................     15.36%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return......................      7.38%
Net return........................      6.72%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM BALANCED                      1999
--------------------                    ----
Gross return......................      0.01%
Net return........................     (0.56)%


                                    JUNE 4 (B) TO
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return......................     21.35%
Net return........................     20.62%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

FIXED INCOME OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                          DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     1999     1998      1997     1996     1995     1994     1993           1992
-------------------------------------------     ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%  10.58%         0.90%
Net return.................................... (0.76)%   6.78%    6.33%     2.84%   12.31%   (5.23)%   9.55%         0.56%


                                                                                                                  AUGUST 17 (A) TO
                                                                                                                       TO
                                                                  YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE MONEY MARKET                           1999     1998      1997     1996     1995     1994     1993           1992
---------------------                           ----     ----      ----     ----     ----     ----     ----           ----
Gross return..................................  4.96%    5.34%    5.42%     5.33%    5.74%    4.02%    3.00%         1.11%
Net return....................................  4.04%    4.39%    4.47%     4.38%    4.80%    3.08%    2.04%         0.77%


                                                                                                         OCTOBER 1 (A) TO
                                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE QUALITY BOND                           1999     1998      1997     1996     1995     1994            1993
---------------------                           ----     ----      ----     ----     ----     ----            ----
Gross return.................................. (2.00)%   8.69%    9.14%     5.36%   17.02%   (5.10)%        (0.51)%
Net return.................................... (2.88)%   7.71%    8.16%     4.41%   15.97%   (5.95)%        (0.73)%


                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE HIGH YIELD                             1999     1998      1997     1996     1995     1994     1993           1992
-------------------                             ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. (3.35)%  (5.15)%   18.47%   22.89%   19.92%   (2.79)%  23.15%         1.84%
Net return.................................... (4.22)%  (6.00)%   17.40%   21.77%   18.84%   (3.66)%  22.04%         1.50%


EQUITY OPTIONS:

                                                                                                                  AUGUST 17 (A) TO
                                                                    YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                               ----------------------------------------------------------------  -----------------
ALLIANCE COMMON STOCK                           1999     1998      1997     1996     1995     1994     1993           1992
----------------------                          ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 25.19%   29.39%    29.40%   24.28%   32.45%   (2.14)%  24.84%         5.28%
Net return.................................... 24.07%   28.22%    28.06%   23.15%   31.26%   (3.02)%  23.70%         4.93%


                                                                                                                MARCH 1 (A) TO
                                                                      YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                                ------------------------------------------------------------  -----------------
ALLIANCE EQUITY INDEX                             1999        1998        1997        1996         1995             1994
--------------------                             ----        ----        ----        ----         ----             ----
Gross return..................................   20.38%      28.07%      32.58%      22.39%       36.48%           1.08%
Net return....................................   19.30%      26.92%      31.38%      21.28%       35.26%           0.33%


                                                                                                        OCTOBER 1 (A) TO
                                                                       YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                               -------------------------------------------------------  -----------------
ALLIANCE GROWTH & INCOME                        1999     1998      1997     1996     1995     1994            1993
------------------------                        ----     ----      ----     ----     ----     ----            ----
Gross return.................................. 18.66%   20.86%    26.90%   20.09%   24.07%   (0.58)%        (0.25)%
Net return.................................... 17.60%   19.78%    25.61%   19.00%   22.96%   (1.47)%        (0.48)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                JUNE 4 (C) TO
                                                DECEMBER 31,
                                              -----------------
EQ/ALLIANCE PREMIER GROWTH                           1999
--------------------------                           ----
Gross return..................................      18.97%
Net return....................................      18.28%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN RESEARCH                            1999
-------------------------                            ----
Gross return..................................       7.10%
Net return....................................       6.46%

                                               AUGUST 30 (C) TO
                                                 DECEMBER 31,
                                              -----------------
CAPITAL GUARDIAN U.S. EQUITY                         1999
--------------------------                           ----
Gross return..................................       3.76%
Net return....................................       3.11%


                                                                               MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  --------------
MERRILL LYNCH BASIC VALUE EQUITY                  1999            1998             1997
--------------------------------                  ----            ----             ----
Gross return..................................    19.00%         11.59%           16.99%
Net return....................................    17.87%         10.58%           16.32%



                                                JUNE 4 (B) TO
                                                DECEMBER 31,
                                              -----------------
MFS GROWTH WITH INCOME                               1999
----------------------                               ----
Gross return..................................       8.76%
Net return....................................       7.74%


                                                                                MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
MFS RESEARCH                                      1999            1998            1997
------------                                      ----            ----            ----
Gross return..................................    23.12%         24.11%           16.07%
Net return....................................    22.01%         22.99%           15.36%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
EQ/PUTNAM GROWTH & INCOME VALUE                   1999            1998            1997
-------------------------------                   ----            ----            ----
Gross return..................................    (1.27)%        12.75%           16.23%
Net return....................................    (2.25)%        11.81%           15.52%


                                                                               MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                              ------------------------------  --------------
T. ROWE PRICE EQUITY INCOME FUND                  1999            1998            1997
--------------------------------                  ----            ----            ----
Gross return..................................    3.54%           9.11%           22.11%
Net return....................................    2.62%           8.09%           21.40%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

EQUITY OPTIONS (CONTINUED):

                                                                                                                AUGUST 17 (A) TO
                                                                   YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                                               -------------------------------------------------------------    ----------------
ALLIANCE GLOBAL                                 1999     1998     1997     1996     1995      1994     1993          1992
---------------                                 ----     ----     ----     ----     ----      ----     ----          ----
Gross return.................................  38.53%   21.80%    11.66%   14.60%   18.81%    5.23%   32.09%         4.87%
Net return...................................  37.28%   20.70%    10.54%   13.56%   17.75%    4.29%   30.93%        44.52%

                                                                                                    APRIL 3 (A) TO
                                                                   YEARS ENDED DECEMBER 31,          DECEMBER 31,
                                               --------------------------------------------------  ----------------
ALLIANCE
INTERNATIONAL                                     1999           1998        1997        1996            1995
-------------                                     ----           ----        ----        ----            ----
Gross return.................................     37.31%        10.57%      (2.98)%      9.82%          11.29%
Net return...................................     36.55%         9.57%      (3.93)%      8.82%          10.55%

                                                                              AUGUST 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                               -----------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY            1999            1998            1997
--------------------------------------            ----            ----            ----
Gross return..................................    95.82%        (27.10)%        (20.16)%
Net return....................................    93.98%        (27.68)%        (20.46)%

                                                                              MAY 1 (A) TO
                                                  YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                              ------------------------------  ------------
T. ROWE PRICE INTERNATIONAL STOCK                  1999           1998             1997
---------------------------------                  ----           ----             ----
Gross return..................................    31.92%         13.68%           (1.49)%
Net return....................................    30.68%         12.67%           (2.10)%

                                                                                                                  MARCH 1 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------   --------------
ALLIANCE AGGRESSIVE STOCK                       1999     1998      1997     1996     1995     1994     1993           1992
-------------------------                       ----     ----      ----     ----     ----     ----     ----           ----
Gross return.................................. 18.84%    0.29%    10.94%   22.20%   31.63%   (3.81)%  16.77%         11.49%
Net return.................................... 17.77%   (0.62)%    9.81%   21.09%   30.46%   (4.68)%  15.70%         11.11%


                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
ALLIANCE SMALL CAP GROWTH                         1999            1998            1997
-------------------------                         ----            ----            ----
Gross return..................................    27.75%         (4.28)%         26.74%
Net return....................................    26.76%         (5.14)%         25.92%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                              -----------------
EQ/EVERGREEN                                       1999
------------                                       ----
Gross return..................................     9.70%
Net return....................................     8.73%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MFS EMERGING GROWTH COMPANIES                      1999             1998          1997
-----------------------------                      ----             ----          ----
Gross return..................................    73.62%           34.57%         22.42%
Net return....................................    72.11%           33.31%         21.70%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999
RATES OF RETURN:

SURVIVORSHIP 2000
-----------------


EQUITY OPTIONS (CONCLUDED):

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
WARBURG PINCUS SMALL COMPANY VALUE                1999            1998            1997
----------------------------------                ----            ----            ----
Gross return..................................    1.80%          (10.02)%        19.15%
Net return....................................    0.88%          (10.82)%        18.41%


ASSET ALLOCATION OPTIONS:

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE BALANCED                               1999     1998     1997     1996     1995      1994     1993           1992
-----------------                               ----     ----     ----     ----     ----      ----     ----           ----
Gross return.................................. 17.79%   18.11%    15.06%   11.68%   19.75%   (8.02)%  12.28%          5.37%
Net return.................................... 16.73%   17.05%    13.96%   10.67%   18.68%   (8.84)%  11.30%          5.02%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE CONSERVATIVE INVESTORS                 1999     1998      1997     1996     1995     1994      1993         1992
-------------------------------                 ----     ----      ----     ----     ----     ----      ----         ----
Gross return.................................. 10.14%   13.88%    13.25%    5.21%   20.40%   (4.10)%   10.76%        1.38%
Net return....................................  9.15%   12.85%    12.21%    4.26%   19.32%   (4.96)%    9.81%        1.04%

                                                                                                                 AUGUST 17 (A) TO
                                                                  YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                               ----------------------------------------------------------------  ----------------
ALLIANCE GROWTH INVESTORS                       1999     1998     1997     1996      1995     1994     1993           1992
-------------------------                       ----     ----     ----     ----      ----     ----     ----           ----
Gross return.................................. 26.58%   19.13%    16.87%   12.61%   26.37%   (3.15)%  15.26%         6.89%
Net return.................................... 25.44%   18.06%    15.72%   11.59%   25.24%   (4.02)%  14.24%         6.53%

                                                JUNE 4 (B) TO
                                                 DECEMBER 31,
                                               ----------------
EQ/EVERGREEN FOUNDATION                              1999
-----------------------                              ----
Gross return..................................       7.38%
Net return....................................       6.14%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
EQ/PUTNAM BALANCED                                 1999            1998            1997
------------------                                 ----            ----            ----
Gross return..................................     0.01%           11.92%         14.38%
Net return....................................    (0.86)%          10.81%         13.79%

                                                                              MAY 1 (A) TO
                                                 YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                              ------------------------------  -------------
MERRILL LYNCH WORLD STRATEGY                       1999             1998           1997
----------------------------                       ----             ----           ----
Gross return..................................    21.35%            6.81%          4.70%
Net return....................................    20.25%            5.86%          4.08%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


FIXED INCOME OPTIONS:


                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                      1999             1998             1997             1996             1995
--------------------------------                ----             ----             ----             ----             ----
Gross return .........................          0.02%            7.74%            7.29%            3.78%           13.31%
Net return ...........................          0.02%            7.74%            7.29%            3.78%           13.31%

ALLIANCE MONEY MARKET
----------------------
Gross return .........................          4.96%            5.34%            5.42%            5.33%            5.69%
Net return ...........................          4.96%            5.34%            5.42%            5.33%            5.69%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................         (2.00)%           8.69%            9.14%            5.36%           17.13%
Net return ...........................         (2.00)%           8.69%            9.14%            5.36%           17.13%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%
Net return ...........................         (3.35)%          (5.15)%          18.47%           22.89%           19.95%


EQUITY OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                           1999             1998             1997             1996             1995
---------------------                           ----             ----             ----             ----             ----
Gross return .........................         25.19%           29.39%           29.40%           24.28%           33.07%
Net return ...........................         25.19%           29.39%           29.40%           24.28%           33.07%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................         20.38%           28.07%           32.57%           22.38%           36.53%
Net return ...........................         20.38%           28.07%           32.57%           22.38%           36.53%

ALLIANCE GROWTH & INCOME
------------------------
Gross return .........................         18.66%           20.86%           26.90%           20.09%           24.38%
Net return ...........................         18.66%           20.86%           26.90%           20.09%           24.38%


                                            JUNE 4 (C) TO
                                            DECEMBER 31,
                                          ------------------
EQ/ALLIANCE PREMIER GROWTH                      1999
--------------------------                      ----
Gross return .........................         18.97%
Net return ...........................         19.55%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                           AUGUST 30 (C) TO
                                             DECEMBER 31,
                                          ------------------
CAPITAL GUARDIAN RESEARCH                       1999
-------------------------                       ----
Gross return .........................          7.10%
Net return ...........................          8.04%

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Gross return .........................          3.76%
Net return ...........................          3.56%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH BASIC VALUE EQUITY               1999             1998               1997
--------------------------------               ----             ----               ----
Gross return .........................         19.00%           11.59%             17.02%
Net return ...........................         19.00%           11.59%             17.02%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
MFS GROWTH WITH INCOME                         1999
----------------------                         ----
Gross return .........................         8.76%
Net return ...........................         3.50%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS RESEARCH                                   1999             1998               1997
------------                                   ----             ----               ----
Gross return .........................         23.12%           24.11%             16.05%
Net return ...........................         23.12%           24.11%             16.05%

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Gross return .........................         (1.27)%          12.75%             14.48%
Net return ...........................         (1.27)%          12.75%             14.48%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return .........................          3.54%            9.11%             22.13%
Net return ...........................          3.54%            9.11%             22.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1995 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONTINUED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                1999             1998             1997             1996             1995
---------------                                ----             ----             ----             ----             ----
Gross return .........................         38.53%           21.80%           11.66%           14.60%           19.38%
Net return ...........................         38.53%           21.80%           11.66%           14.60%           19.38%


                                                                                                    APRIL 30 (A) TO
                                                     YEARS ENDED DECEMBER 31,                         DECEMBER 31,
                                        ---------------------------------------------------   --------------------------------
ALLIANCE INTERNATIONAL                          1999             1998             1997             1996             1995
----------------------                          ----             ----             ----             ----             ----
Gross return .........................         37.31%           10.57%           (3.05)%           9.81%           11.29%
Net return ...........................         37.31%           10.57%           (3.05)%           9.81%           11.29%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
MORGAN STANLEY EMERGING MARKETS EQUITY         1999             1998               1997
--------------------------------------         ----             ----               ----
Gross return .........................         95.82%          (27.10)%          (20.19)%
Net return ...........................         95.82%          (27.10)%          (20.19)%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK              1999             1998               1997
---------------------------------              ----             ----               ----
Gross return .........................         31.92%           13.68%            (1.50)%
Net return ...........................         31.92%           13.68%            (1.50)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.



                                      FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


EQUITY OPTIONS (CONCLUDED):


                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                       1999             1998             1997             1996             1995
-------------------------                       ----             ----             ----             ----             ----
Gross return .........................         18.84%            0.29%           10.94%           22.20%           33.00%
Net return ...........................         18.84%            0.29%           10.94%           22.20%           33.00%


                                                                             AUGUST 20 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ----------------
ALLIANCE SMALL CAP GROWTH                       1999             1998             1997
-------------------------                       ----             ----             ----
Gross return .........................         27.75%           (4.28)%          26.69%
Net return ...........................         27.75%           (4.28)%          26.69%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN                                   1999
------------                                   ----
Gross return .........................         9.70%
Net return ...........................         7.10%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                  1999             1998               1997
-----------------------------                  ----             ----               ----
Gross return .........................         73.62%           34.57%            22.44%
Net return ...........................         73.62%           34.57%            22.44%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
WARBURG PINCUS SMALL COMPANY VALUE              1999             1998               1997
----------------------------------              ----             ----               ----
Gross return .........................          1.80%          (10.02)%           19.13%
Net return ...........................          1.80%          (10.02)%           19.13%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*(B)
---------------------------------------


ASSET ALLOCATION OPTIONS:

                                                                      YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------------
ALLIANCE BALANCED                              1999             1998             1997             1996             1995
-----------------                              ----             ----             ----             ----             ----
Gross return .........................         17.79%           18.11%           15.06%           11.68%           20.32%
Net return ...........................         17.79%           18.11%           15.06%           11.68%           20.32%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................         10.14%           13.88%           13.25%            5.21%           20.59%
Net return ...........................         10.14%           13.88%           13.25%            5.21%           20.59%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................         26.58%           19.13%           16.87%%          12.61%           26.92%
Net return ...........................         27.58%           19.13%           16.87%%          12.61%           26.92%


                                          JUNE 4 (B) TO
                                          DECEMBER 31,
                                        ------------------
EQ/EVERGREEN FOUNDATION                       1999
-----------------------                       ----
Gross return .........................        7.38%
Net return ...........................        6.97%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  --------------
EQ/PUTNAM BALANCED                              1999            1998               1997
------------------                              ----            ----               ----
Gross return .........................          0.01%           11.92%            14.48%
Net return ...........................          0.01%           11.92%            14.48%


                                                                              MAY 1 (A) TO
                                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                        -----------------------------------  ---------------
MERRILL LYNCH WORLD STRATEGY                    1999             1998               1997
----------------------------                    ----             ----               ----
Gross return .........................         21.35%            6.81%             4.71%
Net return ...........................         21.35%            6.81%             4.71%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


FIXED INCOME OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                            1999              1998               1997                 1996
---------------------                            ----              ----               ----                 ----
Gross return .........................           0.02%             7.74%              7.29%                3.78%
Net return ...........................          (0.66)%            6.88%              6.43%                4.49%

ALLIANCE MONEY MARKET
---------------------
Gross return .........................           4.96%             5.34%              5.42%                5.33%
Net return ...........................           4.14%             4.50%              4.57%                2.98%

ALLIANCE QUALITY BOND
---------------------
Gross return .........................          (2.00)%            8.69%              9.14%                5.36%
Net return ...........................          (2.78)%            7.82%              8.27%                7.86%

ALLIANCE HIGH YIELD
-------------------
Gross return .........................          (3.35)%           (5.15)%            18.47%               22.89%
Net return ...........................          (4.13)%           (5.91)%            17.52%               13.90%

EQUITY OPTIONS:

                                                                                                      AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                        DECEMBER 31,
                                         ------------------------------------------------------- ---------------------------
ALLIANCE COMMON STOCK                           1999              1998               1997                  1996
---------------------                           ----              ----               ----                  ----
Gross return .........................          25.19%           29.39%              29.40%               24.28%
Net return ...........................          24.19%           28.35%              28.18%               17.44%

ALLIANCE EQUITY INDEX
---------------------
Gross return .........................          20.38%           28.07%              32.58%               22.39%
Net return ...........................          19.42%           27.05%              31.51%               16.25%

ALLIANCE GROWTH AND INCOME
--------------------------
Gross return .........................          18.66%           20.86%              26.90%               20.09%
Net return ...........................          17.71%           19.90%              25.74%               15.63%


                                           JUNE 4 (C) TO
                                            DECEMBER 31,
                                         -------------------
EQ/ALLIANCE PREMIER GROWTH                       1999
--------------------------                       ----
Gross return .........................          18.97%
Net return ...........................          18.36%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN RESEARCH                        1999
-------------------------                        ----
Gross return .........................           7.10%
Net return ...........................           6.53%


                                          AUGUST 30 (C) TO
                                            DECEMBER 31,
                                         -------------------
CAPITAL GUARDIAN U.S. EQUITY                     1999
----------------------------                     ----
Gross return .........................           3.76%
Net return ...........................           3.28%


                                                                                MAY 1 (A) TO
                                               YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  -----------------
MERRILL LYNCH BASIC VALUE EQUITY                1999              1998               1997
--------------------------------                ----              ----               ----
Gross return .........................          19.00%           11.59%              16.99%
Net return ...........................          17.99%           10.69%              16.40%


                                           JUNE 4 (B) TO
                                            DECEMBER 31,
                                         -------------------
MFS GROWTH WITH INCOME                           1999
----------------------                           ----
Gross return .........................           8.76%
Net return ...........................           7.85%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS RESEARCH                                    1999             1998               1997
------------                                    ----             ----               ----
Gross return..........................          23.12%           24.11%            16.07%
Net return............................          22.13%           23.11%            15.43%

EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------
Gross return..........................          (1.27)%          12.75%            16.23%
Net return............................          (2.15)%          11.92%            13.87%

T. ROWE PRICE EQUITY INCOME
---------------------------
Gross return..........................           3.54%            9.11%            22.11%
Net return............................           2.73%            8.20%            21.48%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS (CONTINUED):

                                                                                               AUGUST 5 (A) TO
                                                      YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         ----------------------------------------------------  ----------------
ALLIANCE GLOBAL                                  1999             1998               1997           1996
---------------                                  ----             ----               ----           ----
Gross return .........................          38.53%           21.80%              11.66%        14.60%
Net return ...........................          37.42%           20.83%              10.65%         6.78%

ALLIANCE INTERNATIONAL
----------------------
Gross return .........................          37.31%           10.57%              (2.98)%        9.82%
Net return ...........................          36.68%            9.68%              (3.83)%        2.11%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MORGAN STANLEY EMERGING MARKETS EQUITY          1999             1998               1997
--------------------------------------          ----             ----               ----
Gross return..........................          95.82%          (27.10)%          (20.16)%
Net return............................          94.18%          (27.60)%          (20.43)%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
T. ROWE PRICE INTERNATIONAL STOCK               1999             1998               1997
---------------------------------               ----             ----               ----
Gross return..........................          31.92%           13.68%            (1.49)%
Net return............................          30.81%           12.79%            (2.03)%


                                                                                                 AUGUST 5 (A) TO
                                                        YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                         -----------------------------------------------------   ---------------
ALLIANCE AGGRESSIVE STOCK                       1999              1998                1997              1996
-------------------------                       ----              ----                ----              ----
Gross return .........................          18.84%            0.29%              10.94%            22.20%
Net return ...........................          17.89%           (0.52)%              9.92%             6.22%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
ALLIANCE SMALL CAP GROWTH                       1999             1998               1997
-------------------------                       ----             ----               ----
Gross return..........................          27.75%           (4.28)%           26.74%
Net return............................          26.89%           (5.04)%           26.01%


                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                         ------------------
EQ/EVERGREEN                                    1999
------------                                    ----
Gross return..........................          9.70%
Net return............................          6.81%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
IL PROTECTOR*
-------------


EQUITY OPTIONS: (CONCLUDED):

                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
MFS EMERGING GROWTH COMPANIES                   1999             1998               1997
-----------------------------                   ----             ----               ----
Gross return..........................         73.62%           34.57%            22.42%
Net return............................         72.28%           33.44%            21.78%

WARBURG PINCUS SMALL COMPANY VALUE
-----------------------------------
Gross return..........................          1.80%          (10.02)%           19.15%
Net return............................          0.99%          (10.73)%           18.49%


ASSET ALLOCATION OPTIONS:

                                                                                                  AUGUST 5 (A)
                                                                                                       TO
                                                        YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                                         ------------------------------------------------------- ---------------
ALLIANCE BALANCED                               1999              1998               1997              1996
-----------------                               ----              ----               ----              ----
Gross return .........................          17.79%           18.11%              15.06%           11.68%
Net return ...........................          16.85%           17.17%              14.07%            8.67%

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Gross return .........................          10.14%           13.88%              13.25%            5.21%
Net return ...........................           9.26%           12.97%              12.32%            7.94%

ALLIANCE GROWTH INVESTORS
-------------------------
Gross return .........................          26.58%           19.13%              16.87%           12.61%
Net return ...........................          25.57%           18.18%              15.84%            9.38%

                                           JUNE 4 (B) TO
                                           DECEMBER 31,
                                        -------------------
EQ/EVERGREEN FOUNDATION                         1999
-----------------------                         ----
Gross return..........................          7.38%
Net return............................          9.83%


                                                                               MAY 1 (A) TO
                                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                         -----------------------------------  ---------------
EQ/PUTNAM BALANCED                              1999             1998               1997
------------------                              ----             ----               ----
Gross return..........................          0.01%            11.92%            14.38%
Net return............................         (0.76)%           10.92%            13.87%

MERRILL LYNCH WORLD STRATEGY
----------------------------
Gross return..........................         21.35%             6.81%             4.70%
Net return............................         20.37%             5.97%             4.15%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SP-FLEX
-------

FIXED INCOME OPTIONS:

                                                                                                            APRIL 1 (A) TO
ALLIANCE INTERMEDIATE                                  YEARS ENDED DECEMBER 31,                              DECEMBER 31,
GOVERNMENT                    ---------------------------------------------------------------------------  -------------------
SECURITIES                      1999     1998      1997     1996     1995      1994     1993     1992            1991
----------                      ----     ----      ----     ----     ----      ----     ----     ----            ----
Gross return..............      0.02%    7.74%    7.29%     3.78%   13.33%   (4.37)%   10.58%    5.60%          12.10%
Net return................     (1.65)%   5.82%    5.38%     1.91%   11.31%   (6.08)%    8.57%    3.71%          10.59%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET           1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
---------------------           ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............      4.96%    5.34%    5.42%    5.33%     5.74%    4.02%    3.00%    3.56%     6.17%    8.24%
Net return................      3.11%    3.46%    3.54%    3.44%     3.86%    2.17%    1.13%    1.71%     4.29%    6.30%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE QUALITY BOND              1999            1998           1997            1996            1995             1994
---------------------              ----            ----           ----            ----            ----             ----
Gross return..............        (2.00)%          8.69%          9.14%           5.36%           17.02%          (2.20)%
Net return................        (3.75)%          6.75%          7.19%           3.47%           14.94%          (2.35)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD             1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-------------------             ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............     (3.35)%  (5.15)%  18.47%    22.89%   19.92%   (2.79)%  23.15%    12.31%   24.46%   (1.12)%
Net return................     (5.08)%  (6.84)%  16.35%    20.68%   17.79%   (4.52)%  20.96%    10.30%   22.25%   (2.89)%

EQUITY OPTIONS:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK           1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------------           ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     25.19%   29.39%   29.40%    24.28%   32.45%   (2.14)%  24.84%    3.23%    37.87%   (8.12)%
Net return................     22.96%   27.08%   26.91%    22.04%   30.10%   (3.88)%  22.60%    1.38%    35.43%   (9.76)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE EQUITY INDEX               1999          1998           1997            1996            1995              1994
---------------------               ----          ----           ----            ----            ----              ----
Gross return..............         20.38%         28.07%         32.58%          22.39%          36.48%           (2.54)%
Net return................         18.24%         25.79%         30.21%          20.19%          34.06%           (2.69)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH & INCOME           1999           1998            1997           1996           1995               1994
------------------------           ----           ----            ----           ----           ----               ----
Gross return..............        18.66%         20.86%          26.90%         20.09%         24.07%             (3.40)%
Net return................        16.55%         18.71%          24.50%         17.93%         21.87%             (3.55)%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                 1999     1998     1997     1996      1995     1994     1993     1992      1991     1990
---------------                 ----     ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     38.53%   21.80%   11.66%    14.60%   18.81%    5.23%   32.09%   (0.50)%   30.55%   (6.07)%
Net return................     36.06%   19.63%    9.56%    12.54%   16.70%    3.36%   29.77%   (2.28)%   28.23%   (7.75)%

-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN (CONCLUDED):
SP-FLEX
-------


EQUITY OPTIONS (CONCLUDED):

                                                                                               APRIL 3 (A) TO
                                         YEARS ENDED DECEMBER 31,                               DECEMBER 31,
                              ---------------------------------------------------------------- ----------------
ALLIANCE INTERNATIONAL             1999            1998           1997            1996              1995
----------------------             ----            ----           ----            ----              ----
Gross return..............         37.31%         10.57%         (3.05)%          9.82%            11.29%
Net return................         35.33%          8.60%         (4.78)%          7.84%             9.82%

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK      1999      1998     1997     1996      1995     1994     1993     1992      1991     1990
-------------------------      ----      ----     ----     ----      ----     ----     ----     ----      ----     ----
Gross return..............     18.84%    0.29%   10.94%    22.20%   31.63%   (3.81)%  16.77%   (3.16)%   86.86%    8.17%
Net return................     16.72%   (1.50)%   8.83%    20.00%   29.30%   (5.53)%  14.67%   (4.89)%   83.54%    6.23%

ASSET ALLOCATION SERIES:

                                                                YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------------
ALLIANCE BALANCED              1999     1998     1997      1996     1995     1994     1993      1992     1991     1990
-----------------              ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return.................. 17.79%   18.11%   15.06%    11.68%   19.75%   (8.02)%  12.28%    (2.83)%  41.27%    0.24 %
Net return.................... 15.69%   16.01%   12.94%     9.67%   17.62%   (9.66)%  10.31%    (4.57)%  38.75%   (1.56)%


                                                                                                           SEPTEMBER 1 (A) TO
ALLIANCE                                                 YEARS ENDED DECEMBER 31                              DECEMBER 31,
CONSERVATIVE                  ---------------------------------------------------------------------------  -------------------
INVESTORS                           1999            1998           1997            1996            1995            1994
---------                           ----            ----           ----            ----            ----            ----
Gross return..................      10.14%          13.88%        13.25%          5.21%           20.40%          (1.83)%
Net return....................       8.18%          11.85%        11.21%          3.32%           18.26%          (1.98)%

                                                                                                           SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31                              DECEMBER 31,
                              ---------------------------------------------------------------------------  -------------------
ALLIANCE GROWTH INVESTORS          1999            1998            1997           1996            1995             1994
-------------------------          ----            ----            ----           ----            ----             ----
Gross return..................     26.58%          19.13%          16.87%         12.61%          26.37%          (3.16)%
Net return....................     24.33%          17.00%          14.69%         10.58%          24.12%          (3.31)%


-------------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


------------------------------
See Notes to Financial Statements.
(a)  Commencement of Operations on May 1, 1997.
(b)  Commencement of Operations on August 20, 1997.
(c)  Commencement of Operations on June 4, 1999.
(d)  Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                      FSA-53

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


Appendix A

------------------------------------------------------------------------------------------------------------  ----------
                                                                                                                     A-1
DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers.
Unless otherwise noted, their address is 1290 Avenue of the Americas, New York,
New York 10104.
------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of  Equitable  Life (since July 1992).  Member of the AXA  Management
AXA                                     Board  and Group  Executive  President,  Human  Resources,  Communication  and
23 Avenue Matignon                      Synergies of AXA (since January 2000).  Prior thereto,  Senior  Executive Vice
75008 Paris, France                     President,  AXA (1993-2000).  Director or officer of various  subsidiaries and affiliates of the AXA Group.
------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director of Equitable Life (since  September  1993).  Chairman of the Board of
AXA                                     AXA  Financial  (since  April 1998);  Vice  Chairman  (February  1996 to April
23 Avenue Matignon                      1998).  Vice Chairman of AXA's  Management  Board (since January 2000).  Prior
75008 Paris, France                     thereto,  Senior  Executive  Vice  President,   Financial  Services  and  Life
                                        Insurance Activities in the United States, Germany, the United Kingdom and
                                        Benelux (1996 to 2000); Executive Vice President, Financial Services and Life
                                        Insurance Activities (1993 to 1996) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of DLJ and Alliance
                                        Capital Management Corporation, the general partner of Alliance Holding and
                                        Alliance.
------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne                        Director  of  Equitable  Life  (since  May  1982).  Retired  Chairman  of  The
The McGraw-Hill Companies               McGraw-Hill  Companies  (since January 2000);  prior thereto,  Chairman (April
1221 Avenue of the Americas             1988 to January 2000) and Chief Executive  Officer (April 1983 to April 1998).
New York, NY 10020                      Director of The McGraw-Hill  Companies,  Harris  Corporation and Ryder System,
                                        Inc. Director of AXA Financial, Inc. (since May, 1992).
------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director of Equitable Life (since  February  1998).  Executive Vice President,
AXA                                     International  (US-UK-Benelux)  AXA and member of AXA  Executive  Board (since
23, Avenue Matignon                     January, 2000). Director,  Alliance (since February 1996) and Donaldson Lufkin
75008 Paris, France                     & Jenrette ("DLJ")(since February 1997).
------------------------------------------------------------------------------------------------------------------------

--------      ----------------------------------------------------------------------------------------------------------
A-2

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable Life (since July 1992).  Vice Chairman of the Management
Rhone-Poulenc S.A.                      Board of Aventis (since  December  1999).  Prior  thereto,  Chairman and Chief
25, Quai Paul Doumer                    Executive  Officer of Rhone-Poulenc,  S.A. (1986 to December 1999).  Member of
92408 Courbevoie Cedex                  the Supervisory Board of AXA. Director of Schneider S.A., Paribas,  and Groupe
France                                  Pernod-Ricard.   Member  of  the  Consulting  Council  of  Banque  de  France.
                                        Director, AXA Financial (since July, 1992).
------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable Life (since March 1989). President of Xavier University
Xavier University of Louisiana          of Louisiana; Director, First National Bank of Commerce, New Orleans, LA,
7325 Palmetto Street                    Piccadilly Cafeterias, Inc., and Entergy Corporation.
New Orleans, LA 70125
------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb,
LeBouef, Lamb, Greene & MacRae,         Greene & MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm
L.L.P.                                  (1965 to 1999). Director of AXA Financial (since May 1992).
125 West 55th Street
New York, NY 10019-4513
------------------------------------------------------------------------------------------------------------------------
John T. Hartley                         Director of Equitable Life (since August 1987). Currently a Director and
1025 NASA Boulevard                     retired Chairman and Chief Executive Officer of Harris Corporation (retired
Melbourne, FL 32919                     July 1995); previously held other officerships with Harris Corporation.
                                        Director of AXA Financial (since May 1992); Director of the McGraw Hill
                                        Companies.
------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.                   Director of Equitable Life (since July 1992); Director of AXA Financial
SBC Warburg Dillon Read LLC             (since July 1992); Director, Senior Advisor of Warburg Dillon Read LLC (since
535 Madison Avenue                      1999); Prior thereto, Managing Director and member of its Board of Directors
New York, NY 10022                      (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                        1998); Director, Pall Corporation (since November 1998).
------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director of Equitable Life (since December 1996). Corporate Vice President,
BESTFOODS                               Core Business Development of Bestfoods (since June 1999). Prior thereto,
International Plaza                     President, Bestfoods Grocery and Vice President, Bestfoods (formerly CPC
700 Sylvan Avenue                       International, Inc.)(1997 to 1999). President, Bestfoods Specialty Markets
Englewood Cliffs, NJ 07632-9976         Group (1993 to 1997); Director, Hunt Corporation and PACTIV Corporation.
                                        Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------  ----------
                                                                                                                     A-3

NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable Life (since July 1992). President, Jarmain Group Inc.
Jarmain Group Inc.                      (since 1979); and officer or director of several affiliated companies.
121 King Street West                    Director, DLJ (since October 1992), AXA Insurance (Canada), Anglo Canada
Suite 2525                              General Insurance Company, and AXA Pacific Insurance Company, and Alternate
Toronto, Ontario M5H 3T9                Director, AXA Asia Pacific Holdings Limited. Chairman (non-executive) and
Canada                                  Director, FCA International Ltd. (January 1994 to May 1998). Director of AXA
                                        Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable Life (since July 1992). Partner, Cravath, Swaine &
Cravath, Swaine & Moore                 Moore. Director, Eramet.
825 Eighth Avenue
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse
Credit Suisse, First Boston             First Boston (since March 1999). Chairman and Chief Executive Officer (1981
64, rue de Miromesnel                   to February 1999)(now Honorary Chairman) Schneider Electric. Member of the
75008 Paris, France                     Supervisory Board of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc,
                                        S.A.), Sema Group PLC (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA Financial, Inc.
                                        (since February 1996).
------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director of Equitable Life (since May 1987). Retired Chairman and Chief
P.O. Box 397                            Executive Officer of American Cyanamid Company (retired April 1993);
Newton, NJ 07860                        previously held other officerships with American Cyanamid. Director of AXA
                                        Financial (since May 1992) and Coulter Pharmaceutical (since May 1987).
------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin
St. John's University                   College of Business Administration, St. John's University (since August
8000 Utopia Parkway                     1998); Chief Financial Officer, Chase Manhattan Corp. (1985 to 1997).
Jamaica, NY 11439
------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of Equitable Life (since March 1991). Chairman (since 1977) and
Alliance Capital Management             former Chief Executive Officer (1977 to January 1999), of Alliance, and
Corporation                             Chairman or Director of numerous subsidiaries and affiliated companies of
1345 Avenue of the Americas             Alliance. Senior Executive Vice President of AXA (since January 1997).
New York, NY 10105                      Director of AXA Financial (since May 1992).
------------------------------------------------------------------------------------------------------------------------



--------      ----------------------------------------------------------------------------------------------------------
A-4

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Hegarty                         Director of Equitable Life (since January 1998). President (since January
                                        1998) and Chief Operating Officer (since February 1998), Equitable Life.
                                        Senior Vice Chairman (since November 1999), Vice Chairman (since April 1998),
                                        Senior Executive Vice President (January 1998 to April 1998), and Director
                                        and Chief Operating Officer (both since January 1998), AXA Financial.
                                        Director, President and Chief Operating Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions & Equitable Distribution Holding Corp.
                                        (since September 1999). Vice Chairman (from 1996 to 1997), Chase Manhattan
                                        Corporation. Vice Chairman (from 1995 to 1996) and Senior Executive Vice
                                        President (from 1991 to 1995), Chemical Bank. Director, ACMC, Inc.
                                        ("ACMC")(since March 1998). Trustee, EQ Advisors Trust. Director, Equitable
                                        Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ
                                        (both since May 1998).
------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Director of Equitable Life (since August 1997). Chairman of the Board (since
                                        January 1998), Chief Executive Officer (since August 1997), President (August
                                        1997 to January 1998), Equitable Life. Director, President and Chief
                                        Executive Officer, (all since August 1997), AXA Financial. Director, Chairman of the Board and Chief Executive Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions and Equitable Distribution Holding Corp.
                                        (since September 1999). Member of the Management Board of AXA (since January
                                        2000); Senior Vice Chairman, Chase Manhattan Corporation (March 1996 to April
                                        1997). President (January 1994 to March 1996) and Vice Chairman (December
                                        1991 to January 1994), Chemical Bank. Director, Alliance (since August 1997),
                                        DLJ (since November 1997), ECMC (since March 1998), ACMC, Inc. (since March
                                        1998), and AXA Canada (since September 1998). Director, KeySpan Energy.
------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                        Director and Vice Chairman of the Board (since February 1998), and Chief
                                        Financial Officer (since May 1996), Equitable Life. Vice Chairman of the
                                        Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President (February 1998 to November
                                        1999), AXA Financial. Director, Vice Chairman and Chief Financial Officer
                                        (since December 1999) Equitable of Colorado; AXA Client Solutions, LLC and
                                        Equitable Distributions Holding Corp. (since September 1999). Vice President
                                        (until 1998), EQ Advisors Trust. Director, Alliance (since July 1997), and
                                        DLJ (since June 1997). Prior thereto, Chairman, Insurance Consulting and
                                        Actuarial Practice, Coopers & Lybrand, L.L.P.



------------------------------------------------------------------------------------------------------------  ----------
                                                                                                                     A-5

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President (since February 1998) and Chief Information Officer
                                        (since November 1994), Equitable Life. Previously held other officerships with Equitable Life; Director, J.M.R. Realty Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Derry E. Bishop                         Executive Vice President (since September 1998), Chief Agency Officer, (since
                                        December 1997), and Senior Vice President (January 1995 to September 1998),
                                        Equitable Life; Director and Executive Vice President, AXA Advisors LLC and
                                        Executive Vice President and Chief Agency Officer, AXA Client Solutions, LLC
                                        (all since September 1999). Prior thereto, Director (since 1995) and
                                        Executive Vice President (since 1994) EQF (now AXA Advisors).
------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President, Equitable Life. Senior Vice President, AXA Financial.
                                        Director and Chairman, Frontier Trust Company ("Frontier"). Director, EQF
                                        (now AXA Advisors)(until September 1999). Executive Vice President and
                                        Director (since September 1999), AXA Advisors, Director (until May 1996),
                                        Equitable Distributors, Inc. ("EDI"). Director and Senior Vice President, AXA
                                        Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                        Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior
                                        Vice President and Treasurer, AXA Client Solutions, LLC and Equitable
                                        Distributors (since September 1999); Equitable of Colorado (since December
                                        1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                        President and Chief Executive Officer (since September 1997), and prior thereto, Vice President and Treasurer, Equitable Casualty Insurance Company
                                        ("Casualty"). Vice President and Treasurer, EQ Advisors Trust (since March
                                        1997). Director, Chairman, President and Chief Executive Officer, Equitable
                                        JV Holdings (since August 1997). Director (since July 1997), and Senior Vice
                                        President and Chief Financial Officer (since April 1998), ACMC and ECMC.
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
John A. Caroselli                       Executive Vice President (since September 1998), Equitable Life;
                                        Senior Vice President, Equitable Life (February 1998 to September 1998);
                                        Senior Vice President, Chase Manhattan Corp. (1996 to 1998); Vice President,
                                        Chemical Bank (1991 to 1996).
------------------------------------------------------------------------------------------------------------------------



--------      ----------------------------------------------------------------------------------------------------------
A-6

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett                         Senior Vice President, Equitable Life, (since September 1996) and Actuary
                                        (September 1996 to December 1998). Partner and Senior Actuarial Consultant,
                                        Coopers & Lybrand L.L.P. (January 1989 to August 1996).
------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller, Equitable Life and AXA Financial.
                                        Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior Vice President and Auditor, Equitable Life. Vice President and
                                        Auditor, AXA Financial.
------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive Vice President and Chief Legal Officer (since November
                                        1999), Equitable Life; prior thereto, Executive Vice President and General
                                        Counsel. General Counsel of AXA Financial. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Senior Vice President (since September 1999), Chief Compliance
                                        Officer and Associate General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Michael S. Martin                       Executive Vice President (since September 1998) and Chief Marketing Officer
                                        (since December 1997), Equitable Life; prior thereto, Senior Vice President and Chief Marketing Officer. Chairman and Chief Executive Officer, AXA
                                        Advisors LLC (since September 1999). Vice President, EQ Advisors Trust (until
                                        April 1998). Director, Equitable Underwriting and Sales Agency (Bahamas),
                                        Ltd. and AXA Network, LLC; President (since February 2000); Executive Vice
                                        President (since December 1998), Colorado; prior thereto, Director and Senior
                                        Vice President (since December 1998). Previously held other officerships with
                                        Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis                      Executive Vice President, Equitable Life (since May 1998);
                                        Executive Vice President, Chase Manhattan Corporation (January 1983 to
                                        June 1997); Director, EQF (now AXA Advisors)(October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------  ----------
                                                                                                                     A-7

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive Vice President and Chief Investment Officer, Equitable Life.
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since
                                        July 1995), AXA Financial. Chairman, President and Trustee (since March
                                        1997), EQ Advisors Trust. Executive Vice President and Chief Investment
                                        Officer, Equitable of Colorado (since December 1999), Executive Vice
                                        President, AXA Client Solutions (since September 1999). Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President, EQF
                                        (now AXA Advisors)(November 1996 to September 1999). Director, EREIM Managers
                                        Corp. (since July 1997), and EREIM LP Corp. (since October 1997).
------------------------------------------------------------------------------------------------------------------------
Brian S. O'Neil                         Executive Vice President, Equitable Life (since June 1998). Executive Vice
                                        President, AXA Financial and AXA Client Solutions (since September 1999).
                                        Director of Investment, AXA Investment Management (January 1998
                                        to June 1998); Chief Investment Officer, AXA Investment Management (July 1995 to
                                        January 1998). Trustee (since September 1999), EQ Advisors Trust.
------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President, Equitable Life and AXA Client Solutions (since
                                        September 1999). Director, Chairman and Chief Operating Officer, Casualty,
                                        (since September 1997). Director, Equitable Agri-Business, Inc. (until June
                                        1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                         Senior Vice President (since February 1999); Vice President, Secretary and
                                        Associate General Counsel, Equitable Life and AXA Financial, (since September
                                        1995). Senior Vice President, Secretary and Associate General Counsel, AXA
                                        Financial and AXA Client Solutions (since November 1999). Senior Vice
                                        President and Secretary, Equitable of Colorado (since December 1999).
                                        Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Senior Vice President (since February 1995) and General Counsel (since
                                        November 1999) Equitable Life; prior thereto, Deputy General Counsel
                                        (1996-1999). Senior Vice President and Associate General Counsel, AXA
                                        Financial (since September 1996). Senior Vice President and General Counsel,
                                        AXA Client Solutions (since November 1999). Vice President and General
                                        Counsel, Equitable of Colorado (since December 1999). Director, AXA Advisors.
                                        Senior Vice President and General Counsel, EIC (June 1997 to March 1998).
                                        Previously held other officerships with Equitable Life and its affiliates.



--------      ----------------------------------------------------------------------------------------------------------
A-8


------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Senior Executive Vice President (since February 1998), Chief Distribution
                                        Officer (since December 1997) and Chief Agency Officer (August 1994 to
                                        December 1997), Equitable Life. Senior Executive Vice President and Chief
                                        Distribution Officer, AXA Client Solutions (since September 1999). Senior
                                        Executive Vice President, Equitable of Colorado (since December 1999).
                                        Executive Vice President (since May 1996), AXA Financial. Chairman (since
                                        December 1997), EDI. Prior thereto, Agency Manager.
------------------------------------------------------------------------------------------------------------------------
Gregory G. Wilcox                       Executive Vice President (since September 1998), Senior Vice President
                                        (May 1992 to September 1998), Equitable Life. Executive Vice President
                                        (since November 1999), AXA Financial; prior thereto, Senior Vice President.
------------------------------------------------------------------------------------------------------------------------
R. Lee Wilson                           Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                        (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA
                                        Client Solutions (since September 1999). Prior thereto, Executive Vice
                                        President, Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------


APPENDIX B

-----------------------------------------------------------------     ----------
                                                                             B-1

OUR DATA ON MARKET PERFORMANCE

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios, and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

Barron's                                Money Management Letter
Morningstar's Variable                  Investment Dealers Digest
   Annuities/Life                       National Underwriter
Business Week                           Pension & Investments
Forbes                                  USA Today
Fortune                                 Investor's Daily
Institutional Investor                  The New York Times
Money                                   The Wall Street Journal
Kiplinger's Personal Finance            The Los Angeles Times
Financial Planning                      The Chicago Tribune
Investment Advisor
Investment Management Weekly

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The

-------   ----------------------------------------------------------------------
B-2

information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your policy's premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward. The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------
FOR THE FOLLOWING                            LONG-TERM      LONG-TERM   INTERMEDIATE-       U.S.
PERIODS ENDING                COMMON        GOVERNMENT      CORPORATE    TERM GOV'T       TREASURY    CONSUMER
DECEMBER 31, 1999             STOCKS          BONDS           BOND        BONDS            BILLS    PRICE INDEX
--------------------------------------------------------------------------------------------------------------------
1 Year                         21.04%         (8.96)%        (7.45)%       (1.77)%          4.68%       2.81%
3 Years                        27.56           6.04           5.01          5.47            4.93        2.04
5 years                        28.55           9.24           8.35          6.95            5.12        2.39
10 years                       18.20           8.79           8.36          7.20            4.92        2.94
20 years                       17.87          10.69          10.66          9.53            6.89        4.01
30 years                       13.72           8.94           9.17          8.68            6.69        5.12
40 years                       12.22           7.01           7.24          7.35            5.98        4.46
50 years                       13.61           5.56           5.97          6.12            5.15        4.01
60 years                       12.86           5.17           5.42          5.39            4.34        4.24
Since 1926                     11.35           5.12           5.61          5.22            3.79        3.07
Inflation Adjusted              8.03           1.98           2.46          2.08            0.69        0.00
   Since 1926
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------     ----------
                                                                             B-3

Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK,(TM)Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

 Long-Term Corporate Bonds -- For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds -- Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

APPENDIX C


-----------------------------------------------------------------     ----------
                                                                             C-1

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS

This supplement updates
the prospectuses dated                   which relate to our
----------------------                   -------------------

May 1, 1999 and October 18, 1999         Incentive Life Policies
May 1, 1999 and October 18, 1999         Survivorship Incentive Life Policies

In addition, you may have also received an August 30, 1999 prospectus supplement. This supplement is still relevant and you should retain it with your prospectus.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies
     Incentive Life
     Survivorship Incentive Life
     Incentive Life Plus(R)
     Survivorship 2000



PROSPECTUS SUPPLEMENT DATED MAY 1, 2000

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

NEW INVESTMENT OPTIONS. Beginning on or about May 22, 2000 you will have a new variable investment option (Fund) available under your policy:

o  EQ/Alliance Technology**

Alliance Capital Management L.P. is the investment advisor for this new Portfolio of EQ Advisors Trust. See "Investment Portfolios" below, as well as the EQ Advisors Trust prospectus attached to this supplement, for more information.

EQUITABLE. The information under the heading "Equitable" in your prospectus is updated as follows:

EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

HOW TO REACH US. To obtain (1) any forms you

------------------

* The dates of such prior prospectuses are listed for your information in Appendix C to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

** This option may not be available in California.

   Copyright 2000 The Equitable Life Assurance Society of the United States. All rights reserved. Incentive Life Plus(R) is a registered service mark of
          The Equitable Life Assurance Society of the United States.

                                                                           E2431

--------------------------------------------------------------------------------
2

need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the portfolios, you can contact us

---------------------------------------------------------
BY MAIL:
---------------------------------------------------------
at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808


---------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
---------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020


---------------------------------------------------------
BY TOLL-FREE PHONE:
---------------------------------------------------------
1-888-228-6690


---------------------------------------------------------
BY E-MAIL:
---------------------------------------------------------
life-service@equitable.com


---------------------------------------------------------
BY FAX:
---------------------------------------------------------
1-212-641-7075


---------------------------------------------------------
BY INTERNET:
---------------------------------------------------------
Our Web site (www.equitable.com) can also provide information. You can access your policy information through our Web site by enrolling in EQAccess.

We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the sole insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a)   policy surrenders;
(b)   address changes;
(c)   beneficiary changes;
(d)   transfers between investment options; and
(e)   changes in allocation percentages for premiums and deductions.

You can change your allocation and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess Requests" below.


Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you request.


The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners, all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by

--------------------------------------------------------------------------------
3

fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

TELEPHONE AND EQACCESS REQUESTS. If you are both the sole owner and an insured person under your policy, you may call 1-888-228-6690 (toll free) from a touch tone phone to make the following types of requests:

    o  policy loans
    o  changes of address
    o  changes of premium allocation percentages
    o  transfers among investment options (Funds)


If you are not both an insured person and the owner, you may send us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.


By the end of 2000, we anticipate that you will be able to make transfers among investment options (Funds) and changes in premium allocation percentages over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transactions apply to EQAccess transactions.


We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.


We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" below).

--------------------------------------------------------------------------------
4

Any telephone or Internet transaction request that you make after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.


ASSET REBALANCING. Over time, your relative position in each investment option may change due to the fluctuation of unit prices, premium payments, monthly deductions and other transactions. Asset rebalancing, which we introduced last year, can be useful to you if you wish to maintain a specified asset mix.


The following description replaces the description of our asset rebalancing service in your prospectus (or supplement):


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


You may request the asset rebalancing service at any time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. Subsequent periodic rebalancings will occur quarterly, semiannually or annually, as you have requested.


INVESTMENT PORTFOLIOS. Your policy offers the investment Portfolios listed in the table below, along with the Guaranteed Interest Account.


In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund)

--------------------------------------------------------------------------------
5

you are using. The tables below show the fees and expenses paid by each Portfolio for the year ended December 31, 1999, except as otherwise noted. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

-----------------------------------------------------------------------------------------------------------------------
                                                                    1999 FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                                    TOTAL       FEE WAIVERS  NET TOTAL
                                           MANAGEMENT                  OTHER       ANNUAL    AND/OR EXPENSE     ANNUAL
                                               FEE(1)   12B-1 FEE   EXPENSES(2)  EXPENSES REIMBURSEMENTS(3)   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(4)                          0.60%      0.25%       0.04%        0.89%                --      0.89%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           0.46%      0.25%       0.04%        0.75%                --      0.75%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             0.60%      0.25%       0.05%        0.90%                --      0.90%
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           0.34%      0.25%       0.05%        0.64%                --      0.64%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth(5)                   0.90%      0.25%       0.23%        1.38%             0.23%      1.15%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth(6)                    0.75%      0.25%       0.07%        1.07%                --      1.07%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(7)                       0.90%      0.25%       0.10%        1.25%             0.10%      1.15%
-----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                             0.25%      0.25%       0.18%        0.68%             0.08%      0.60%
-----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                          0.25%      0.25%       0.71%        1.21%             0.46%      0.75%
-----------------------------------------------------------------------------------------------------------------------
BT International Equity Index                   0.35%      0.25%       0.49%        1.09%             0.09%      1.00%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian International(5)               0.85%      0.25%       0.66%        1.76%             0.56%      1.20%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(5)                    0.65%      0.25%       0.47%        1.37%             0.42%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity(5)                 0.65%      0.25%       0.34%        1.24%             0.29%      0.95%
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Core Bond                           0.45%      0.25%       0.20%        0.90%             0.10%      0.80%
-----------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                          0.65%      0.25%       0.21%        1.11%             0.16%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                          0.75%      0.25%       0.26%        1.26%             0.16%      1.10%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   0.65%      0.25%       0.17%        1.07%             0.07%      1.00%
-----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                          0.60%      0.25%       0.37%        1.22%             0.27%      0.95%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                    0.65%      0.25%       0.17%        1.07%             0.12%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          1.15%      0.25%       1.00%        2.40%             0.65%      1.75%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 0.60%      0.25%       0.16%        1.01%             0.06%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                      0.65%      0.25%       0.19%        1.09%             0.14%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                  0.85%      0.25%       0.32%        1.42%             0.17%      1.25%
-----------------------------------------------------------------------------------------------------------------------

(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Growth & Income Value and Lazard Large Cap Value do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Small Cap Growth and EQ/Aggressive Stock Portfolios became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual

--------------------------------------------------------------------------------
6

     Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for the BT Equity 500 Index, MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, EQ/Putnam International Equity and EQ/Putnam Growth & Income Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the Lazard Large Cap Value Portfolio reflects a decrease effective on May 1, 2000.

(4) Formerly named "Alliance Aggressive Stock." Effective May 1, 2000, Massachusetts Financial Services Company joined Alliance Capital Management L.P. as an investment advisor for this Portfolio.

(5) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(6) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(7) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000

INVESTMENT PERFORMANCE. Footnote 6 to the Separate Account FP financial statements set forth below contains information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 1999. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 1999. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy. To obtain the current unit values of the Separate Account Funds, call (888) 228-6690.


The values reported in footnote 6 for all policies are computed using net rates of return for the corresponding Portfolios of EQ Advisors Trust. The returns reported in footnote 6 for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets.


LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

DISTRIBUTION. Because of its activities in distributing our products, Equitable Distributors, Inc. is the "principal underwriter" (as defined in the Investment Company Act of 1940) of our variable life insurance policies. In 1998 and 1999 we paid Equitable Distributors, Inc. fees of $35,582,313 and $46,957,345, respectively, for its services as such.

ILLUSTRATIONS OF POLICY BENEFITS. For purposes of illustrations of the type set forth under this caption in your prospectus, the new aggregate expense assumption for the Portfolios is 0.96% per annum (0.63% per annum for investment management fees and 0.33% per annum for other expenses). The investment management fee assumption is the average of the advisory fees payable for each EQ Advisors Trust Portfolio based on average net assets for 1999. The other expense assumption is the weighted average of the other expenses (including "Rule 12b-1" distribution fees) of the EQ Advisors Trust Portfolios, based on average net assets for 1999. The tables under this caption in your prospectus have not been restated to reflect this new Portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your financial professional.

--------------------------------------------------------------------------------
7

DELETION OF CERTAIN INFORMATION. The following information that appears in your prospectus is deleted:


   o all quotations of investment yield or return that are based on the historical investment performance of the available Portfolios under your policy; and all illustrations of policy values based on such historical performance.

   o   all information about the Portfolios' investment objectives and policies.


MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 1999 and for the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants....................................... FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999.............. FSA-3
   Statements of Operations for the Years Ended December 31, 1999,
          1998 and 1997................................................. FSA-6
   Statements of Changes in Net Assets for the Years Ended
          December 31, 1999, 1998 and 1997.............................. FSA-11
   Notes to Financial Statements........................................ FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998..............    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999,
          1998 and 1997.................................................    F-3
   Consolidated Statements of Shareholder's Equity, Years Ended
          December 31, 1999, 1998 and 1997..............................    F-4
   Consolidated Statements of Cash Flows, Years Ended
          December 31, 1999, 1998 and 1997..............................    F-5
   Notes to Consolidated Financial Statements...........................    F-6


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Money Market, Alliance High Yield, Alliance Common Stock, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, Morgan Stanley Emerging Markets Equity, Alliance Aggressive Stock, Alliance Small Cap Growth, MFS Emerging Growth Companies, BT Equity 500 Index, BT International Equity Index, JPM Core Bond, EQ/Putnam Investors Growth and EQ/Putnam International Equity ("EQ Advisors Trust Variable Investment Options"), 18 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.



PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                      FSA-2



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                  --------------------------------------------------------------------------------------------------
                                                                                      EQ/                      CAPITAL        MFS
                                                                                    ALLIANCE      CAPITAL     GUARDIAN       GROWTH
                                    ALLIANCE       ALLIANCE HIGH      ALLIANCE      PREMIER       GUARDIAN       U.S.         WITH
                                   MONEY MARKET        YIELD        COMMON STOCK    GROWTH        RESEARCH     EQUITY        INCOME
                                  --------------   --------------   --------------  ------------  ---------    ----------  ---------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $   342,765,909.......    $344,082,723
          177,773,173..........                     $149,030,820
        3,081,451,600..........                                    $3,783,859,850
           46,147,852..........                                                      $51,216,559
              182,262..........                                                                    $193,355
              494,512..........                                                                                 $511,837
              391,533..........                                                                                             $412,169
Receivable for Trust shares sold             --            5,046               --             --         --           --          --
Receivable for policy-related
   transactions................       4,909,455          798,616       15,840,922        283,944     24,204           --       8,035
                                   ------------     ------------   --------------    -----------   --------     --------    --------
Total Assets...................    $348,992,178     $149,834,482   $3,799,700,772    $51,500,503   $217,559     $511,837    $420,204
                                   ------------     ------------   --------------    -----------   --------     --------    --------
LIABILITIES
Payable for Trust shares
  purchased......................  $  4,563,801     $         --   $   19,831,580    $   283,146   $ 24,204     $     --    $  4,490
Payable for policy-related
   transactions................              --               --               --             --         --           --          --
                                   ------------     ------------   --------------    -----------   --------     --------    --------
Total Liabilities..............       4,563,801               --       19,831,580        283,146     24,204           --       4,490
                                   ------------     ------------   --------------    -----------   --------     --------    --------
NET ASSETS.....................    $344,428,377     $149,834,482   $3,779,869,192    $51,217,357   $193,355     $511,837    $415,714
                                   ============     ============   ==============    ===========   ========     ========    ========

Amount retained by Equitable
  Life in Separate Account
  FP (Note 4)                      $     16,198     $      1,280   $       80,914    $     3,545   $    219     $    387    $  3,570
Net Assets Attributable
   to Contractowners...........     344,412,179      149,833,202    3,779,788,278     51,213,812    193,136      511,450     412,144
                                   ------------     ------------   --------------    -----------   --------     --------    --------
NET ASSETS.....................    $344,428,377     $149,834,482   $3,779,869,192    $51,217,357   $193,355     $511,837    $415,714
                                   ============     ============   ==============    ===========   ========     ========    ========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-3


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999


                                  -------------------------------------------------------------------------------------------------
                                                                    MORGAN
                                                    EQ/PUTNAM       STANLEY                                             MFS
                                                    GROWTH &        EMERGING         ALLIANCE          ALLIANCE       EMERGING
                                      MFS            INCOME         MARKETS        AGGRESSIVE         SMALL CAP       GROWTH
                                   RESEARCH          VALUE          EQUITY            STOCK            GROWTH         COMPANIES
                                  ------------     ------------    ------------    --------------     ------------    -------------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:$ 38,563,600...........   $48,597,586
          23,253,533...........                    $21,780,737
          29,914,338...........                                    $40,958,925
         892,630,699...........                                                   $1,051,440,590
          46,097,819...........                                                                       $70,174,096
         160,950,031...........                                                                                       $238,027,993
Receivable for Trust shares sold      252,705               --              --         2,154,914       22,666,998               --
Receivable for policy-related
   transactions................            --           82,740          82,278                --               --        1,271,988
                                  -----------      -----------     -----------    --------------      -----------     ------------
Total Assets...................   $48,850,291      $21,863,477     $41,041,203    $1,053,595,504      $92,841,094     $239,299,981
                                  -----------      -----------     -----------    --------------      -----------     ------------
LIABILITIES
Payable for Trust shares
  purchased....................   $        --      $    69,698     $   350,654    $           --      $        --     $  1,116,940
Payable for policy-related
   transactions................       212,939               --              --         1,550,441       22,460,673               --
                                  -----------      -----------     -----------    --------------      -----------     ------------
Total Liabilities..............       212,939           69,698         350,654         1,550,441      $22,460,673        1,116,940
                                  -----------      -----------     -----------    --------------      -----------     ------------
NET ASSETS.....................   $48,637,352      $21,793,779     $40,690,549    $1,052,045,063      $70,380,421     $238,183,041
                                  ===========      ===========     ===========    ==============      ===========     ============
Amount retained by Equitable
     Life in Separate Account
     FP (Note 4)...............   $   142,291      $    69,602     $ 1,767,601    $        3,855      $   527,774     $    386,768
Net Assets Attributable
   to Policyowners.............    48,495,061       21,724,177      38,922,948     1,052,041,208       69,852,647      237,796,273
                                  -----------      -----------     -----------    --------------      -----------     ------------
NET ASSETS.....................   $48,637,352      $21,793,779     $40,690,549    $1,052,045,063      $70,380,421     $238,183,041
                                  ===========      ===========     ===========    ==============      ===========     ============

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-4


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999



                                                 ---------------------------------------------------------------------------
                                                                   BT INTER-                       PM
                                                     BT            NATIONAL        JPM          EQ/PUTNAM         EQ/PUTNAM
                                                 EQUITY 500         EQUITY         CORE         INVESTORS       INTERNATIONAL
                                                   INDEX            INDEX          BOND          GROWTH            EQUITY
                                                 -----------      ----------      --------      ----------      ------------

ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $17,648..........................       $18,699
             1,191..........................                      $  1,260
             2,308..........................                                      $ 2,192
            10,674..........................                                                      $11,411
               715..........................                                                                     $     716
Receivable for Trust shares sold............            --               --            --              --               --
Receivable for policy-related
   transactions.............................            --               --            --              --               --
                                                   -------        ---------       -------         -------        ---------
Total Assets................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   -------        ---------       -------         -------        ---------
LIABILITIES

Payable for Trust shares purchased..........       $    --        $      --       $    --         $    --        $      --
Payable for policy-related
   transactions.............................            --               --            --              --               --
                                                   -------        ---------       -------         -------         --------
Total Liabilities...........................            --               --            --              --               --
                                                   -------        ---------       -------         -------         --------
NET ASSETS..................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   =======        =========       =======         =======        =========
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........       $    11        $      --            --         $     5        $       0
Net Assets Attributable
   to Contractowners........................        18,688            1,260         2,192          11,406              716
                                                   -------        ---------       -------         -------        ---------
NET ASSETS..................................       $18,699        $   1,260       $ 2,192         $11,411        $     716
                                                   =======        =========       =======         =======        =========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-5



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,



                                                  ---------------------------------------------------------------------------------
                                                           ALLIANCE MONEY MARKET                     ALLIANCE HIGH YIELD
                                                  --------------------------------------    ---------------------------------------
                                                     1999            1998         1997          1999          1998          1997
                                                  -----------    -----------  ----------    -----------   ------------  -----------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..................  $13,943,193    $10,719,684   $9,754,675   $ 17,378,455  $ 18,449,747  $12,918,934
   Expenses (Note 3):
     Mortality and expense risk charges ........    1,613,234      1,204,220    1,101,168        889,065     1,007,106      789,982
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET INVESTMENT INCOME ..........................   12,329,959      9,515,464    8,653,507     16,489,390    17,442,641   12,128,952
                                                  -----------    -----------   ----------   ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments .......      517,935       (161,314)    (513,800)   (15,192,553)   (2,344,392)     936,554
     Realized gain distribution from the Trust .       10,344          7,750       13,435        161,999     3,396,523    6,365,633
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET REALIZED GAIN (LOSS) .......................      528,279       (153,564)    (500,365)   (15,030,554)    1,052,131    7,302,187
                                                  -----------    -----------   ----------   ------------  ------------  -----------
   Unrealized appreciation (depreciation)
      on investments:
     Beginning of period .......................    1,536,450        804,349       24,023    (20,898,855)    8,622,836    5,664,824
     End of period .............................    1,316,815      1,536,450      804,349    (28,742,353)  (20,898,854)   8,622,836
                                                  -----------    -----------   ----------   ------------  ------------  -----------
   Change in unrealized appreciation
     (depreciation) during the period ..........     (219,635)       732,101      780,326     (7,843,498)  (29,521,690)   2,958,012
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................      308,644        578,537      279,961    (22,874,052)  (28,469,559)  10,260,199
                                                  -----------    -----------   ----------   ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................  $12,638,603    $10,094,001   $8,933,468   $ (6,384,662) $(11,026,918) $22,389,151
                                                  ===========    ===========   ==========   ============  ============  ===========

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-6




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,





                                           -----------------------------------------------------------------------------------------
                                                                                                                 CAPITAL    MFS
                                                                                      EQ/ALLIANCE    CAPITAL     GUARDIAN  GROWTH
                                                                                        PREMIER     GUARDIAN       U.S.     WITH
                                                     ALLIANCE COMMON STOCK             GROWTH (C)   RESEARCH (D)  EQUITY  INCOME (C)
                                           -----------------------------------------   -----------  ----------- --------- ----------
                                              1999            1998          1997           1999         1999       1999      1999
                                           ------------   ------------   -----------   -----------  ----------- --------- ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........  $ 20,107,533   $ 15,939,680   $ 10,668,337   $   30,540    $   280   $ 1,159   $ 1,268
   Expenses (Note 3):
     Mortality and expense risk charges .    19,069,959     14,600,706     11,435,936       63,730        209       378       431
                                           ------------   ------------   ------------   ----------    -------    ------   -------
NET INVESTMENT INCOME ...................     1,037,574      1,338,974       (767,599)     (33,190)        71       781       837
                                           ------------   ------------   ------------   ----------    -------    ------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments    221,690,581    169,109,310     53,841,049       83,605      2,810       451      (227)
     Realized gain distribution from the
       Trust ............................   497,324,765    353,834,250    164,814,473      106,890         27     1,508        --
                                           ------------   ------------   ------------   ----------    -------    ------   -------
NET REALIZED GAIN (LOSS) ................   719,015,346    522,943,560    218,655,522      190,495      2,837     1,959      (227)
                                           ------------   ------------   ------------   ----------    -------    ------   -------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............   689,309,204    567,231,009    294,432,897           --         --        --        --
       End of period ....................   702,408,250    689,309,204    567,231,009    5,068,707     11,093    17,325    20,637
                                           ------------   ------------   ------------   ----------    -------    ------   -------
   Change in unrealized appreciation
     (depreciation) during the period ...    13,099,046    122,078,195    272,798,112    5,068,707     11,093    17,325    20,637
                                           ------------   ------------   ------------   ----------   --------   -------   -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................   732,114,392    645,021,755    491,453,634    5,259,202     13,930    19,284    20,410
                                           ------------   ------------   ------------   ----------    -------   -------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............  $733,151,966   $646,360,729   $490,686,035   $5,226,012    $14,001   $20,065   $21,247
                                           ============   ============   ============   ==========    =======   =======   =======

-------------------
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-7



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                           ------------------------------------
                                                        MFS RESEARCH (A)
                                           ------------------------------------
                                              1999           1998         1997
                                           -----------    ----------    -------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $    52,831    $   71,137    $ 20,442
   Expenses (Note 3):
     Mortality and expense risk charges        208,639        86,044      13,127
                                           -----------    ----------    --------
NET INVESTMENT INCOME ..................      (155,808)      (14,907)      7,315
                                           -----------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments .....................       995,232       494,412       6,989
     Realized gain distribution from
       the Trust .......................     1,086,222            --      81,156
                                           -----------    ----------    --------
NET REALIZED GAIN (LOSS) ...............     2,081,454       494,412      88,145
                                           -----------    ----------    --------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............     3,313,063       249,382          --
       End of period ...................    10,033,987     3,313,063     249,382
                                           -----------    ----------    --------
   Change in unrealized appreciation
     (depreciation) during the period ..     6,720,924     3,063,681     249,382
                                           -----------    ----------    --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............     8,802,378     3,558,093     337,527
                                           -----------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $ 8,646,570    $3,543,186    $344,842
                                           ===========    ==========    ========
                                          -------------------------------------
                                                           EQ/PUTNAM
                                                     GROWTH & INCOME VALUE (A)
                                           ------------------------------------
                                              1999          1998         1997
                                           -----------    ----------   --------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $   278,910    $  143,999   $ 33,273
   Expenses (Note 3):
     Mortality and expense risk charges        110,374        56,995      9,655
                                           -----------    ----------    -------
NET INVESTMENT INCOME ..................       168,536        87,004     23,618
                                           -----------    ----------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments .....................       276,186       209,398      1,078
     Realized gain distribution from
       the Trust .......................     1,499,307       130,047     27,226
                                           -----------    ----------    -------
NET REALIZED GAIN (LOSS) ...............     1,775,493       339,445     28,304
                                           -----------    ----------    -------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............     1,160,602       269,561         --
       End of period ...................    (1,472,796)    1,160,602    269,561
                                           -----------    ----------    -------
   Change in unrealized appreciation
     (depreciation) during the period ..    (2,633,398)      891,041    269,561
                                           -----------    ----------    -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............      (857,905)    1,230,486    297,865
                                           -----------    ----------    -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $ (689,369)    $1,317,490   $321,483
                                           ===========    ==========   ========

                                         ---------------------------------------------
                                                        MORGAN STANLEY
                                                   EMERGING MARKETS EQUITY (B)
                                         ---------------------------------------------
                                              1999             1998           1997
                                         -------------    ------------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ..........   $        --     $    37,240    $    16,623
   Expenses (Note 3):
     Mortality and expense risk charges         66,405          23,921          2,862
                                           -----------     -----------    -----------
NET INVESTMENT INCOME ..................       (66,405)         13,319         13,761
                                           -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on
       investments......................       363,825        (637,290)       (14,566)
     Realized gain distribution from
       the Trust .......................       394,053              --             --
                                           -----------      ----------     ----------
NET REALIZED GAIN (LOSS) ...............       757,878        (637,290)       (14,566)
                                           -----------     -----------     ----------
   Unrealized appreciation
      (depreciation) on investments:
       Beginning of period .............    (2,942,633)     (1,079,388)            --
       End of period ...................    11,044,586      (2,942,633)    (1,079,338)
                                           -----------     -----------    -----------
   Change in unrealized appreciation
     (depreciation) during the period ..    13,987,219      (1,863,245)    (1,079,388)
                                           -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...............    14,745,097       2,500,535)    (1,093,954)
                                           -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $14,678,692     $(2,487,216)   $(1,080,193)
                                           ===========     ===========    ===========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-8




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                            --------------------------------------------
                                                      ALLIANCE AGGRESSIVE STOCK
                                            --------------------------------------------
                                                   1999         1998           1997
                                            ------------   ------------    -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $  3,163,286    $ 4,461,389    $  1,311,613
   Expenses (Note 3):
     Mortality and expense risk charges..      5,481,701      5,581,296       5,299,127
                                            ------------    -----------    ------------
NET INVESTMENT INCOME ...................     (2,318,415)    (1,119,907)     (3,987,514)
                                            ------------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments     (27,888,194)    39,688,312)     28,217,939
     Realized gain distribution from the
       Trust ............................     61,642,419     46,528,461      79,729,154
                                            ------------    -----------    ------------
NET REALIZED GAIN (LOSS) ................     33,754,225      6,840,149     107,947,093
                                            ------------    -----------    ------------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     26,715,214     32,695,620      46,617,235
       End of period ....................    158,809,890     26,715,214      32,695,620
                                            ------------    -----------    ------------
   Change in unrealized appreciation
     (depreciation) during the period ...    132,094,676     (5,980,406)    (13,921,615)
                                            ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    165,848,901        859,743      94,025,478
                                            ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $163,530,486    $  (260,164)   $ 90,037,964
                                            ============    ===========    ============

                                            ------------------------------------------
                                                     ALLIANCE SMALL CAP GROWTH (A)
                                            ------------------------------------------
                                               1999           1998          1997
                                            -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $        --    $     4,062    $   4,189
   Expenses (Note 3):
     Mortality and expense risk charges .       284,347        215,285       41,540
                                            -----------    -----------    ---------
NET INVESTMENT INCOME ...................      (284,347)      (211,223)     (37,351)
                                            -----------    -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments      4,345,484     (7,585,521)    (609,208)
     Realized gain distribution from the
       Trust ............................            --             --      545,833
                                            -----------    -----------    ---------
NET REALIZED GAIN (LOSS) ................     4,345,484     (7,585,521)     (63,375)
                                            -----------    -----------    ---------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     8,780,955        771,812           --
       End of period ....................    24,076,277      8,780,955      771,812
                                            -----------    -----------    ---------
   Change in unrealized appreciation
     (depreciation) during the period ...    15,295,322      8,009,143      771,812
                                            -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    19,640,806        423,622      708,437
                                            -----------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $19,356,459    $   212,399    $ 671,086
                                            ===========    ===========    =========

                                            ---------------------------------------
                                               MFS EMERGING GROWTH COMPANIES (A)
                                            ---------------------------------------
                                               1999            1998          1997
                                            ------------   -----------    ---------

INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ...........   $        --    $       969    $ 24,358
   Expenses (Note 3):
     Mortality and expense risk charges .       640,976        157,484      18,835
                                            -----------    -----------    --------
NET INVESTMENT INCOME ...................      (640,976)      (156,515)      5,523
                                            -----------    -----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments     13,577,250      4,270,964     161,034
     Realized gain distribution from the
       Trust ............................     3,969,879             --     296,998
                                            -----------    -----------    --------
NET REALIZED GAIN (LOSS) ................    17,547,129      4,270,964     458,032
                                            -----------    -----------    --------
   Unrealized appreciation (depreciation)
      on investments:
       Beginning of period ..............     6,996,177        171,320          --
       End of period ....................    77,077,961      6,996,177     171,320
                                            -----------    -----------    --------
   Change in unrealized appreciation
     (depreciation) during the period ...    70,081,784      6,824,857     171,320
                                            -----------    -----------    --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ................    87,628,913     11,095,821     629,352
                                            -----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $86,987,937    $10,939,306    $634,875
                                            ===========    ===========    ========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-9


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                       ----------------------------------------------------------------------
                                                                      BT INTER-
                                                          BT           NATIONAL                   EQ/PUTNAM       EQ/PUTNAM
                                                        EQUITY         EQUITY      JPM CORE       INVESTORS     INTERNATIONAL
                                                       500 INDEX       INDEX         BOND          GROWTH           EQUITY
                                                       -----------   ----------    ----------    ----------     -------------
                                                          1999          1999          1999          1999             1999
                                                       -----------   ----------    ----------    ----------     -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from the Trust ....................      $   102        $    9        $  100         $   --         $   12
   Expenses (Note 3):
     Mortality and expense risk charges ..........           31             1             1              5             --
                                                        -------        ------        ------         ------         ------
NET INVESTMENT INCOME ............................           71             8            99             (5)            12
                                                        -------        ------        ------         ------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
     Realized gain (loss) on investments .........           24            --            --              1             --
     Realized gain distribution from the Trust ...           29             9            --            223             37
                                                        -------        ------        ------         ------         ------
NET REALIZED GAIN (LOSS) .........................           53             9            --            224             37
                                                        -------        ------        ------         ------         ------
   Unrealized appreciation (depreciation)
     on investments:
       Beginning of period .......................           --            --            --             --             --
       End of period .............................        1,051            69          (116)           736              1
                                                        -------        ------        ------         ------         ------
   Change in unrealized appreciation
     (depreciation) during the period ............        1,051            69          (116)           736              1
                                                        -------        ------        ------         ------         ------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS .........................        1,104            78          (116)           960             38
                                                        -------        ------        ------         ------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................      $ 1,175        $   86        $  (17)        $  955         $   50
                                                        =======        ======        ======         ======         ======

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,



                                           ---------------------------------------------
                                                       ALLIANCE MONEY MARKET
                                           ---------------------------------------------
                                                1999            1998            1997
                                           -------------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $ 12,329,959     $  9,515,464    $  8,653,507
   Net realized gain (loss) ............        528,279         (153,564)       (500,365)
   Change in unrealized appreciation
     (depreciation) on investments .....       (219,635)         732,101         780,326
                                           ------------     ------------    ------------
   Net increase (decrease) in net assets
     from operations ...................     12,638,603       10,094,001       8,933,468
                                           ------------     ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............    231,007,033      229,608,273     234,059,930
   Benefits and other policy-related
     transactions (Note 3) .............    (63,463,349)     (41,370,215)    (40,687,124)
   Net transfers among funds and
     guaranteed interest account .......    (91,919,848)    (128,607,686)    259,049,840)
                                           ------------     ------------    ------------
   Net increase (decrease) in net assets
     from policy-related transactions ..     75,623,836       59,630,372     (65,677,034)
                                           ------------     ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........      1,075,796         (387,161)         46,036
                                           ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......     89,338,235       69,337,212     (56,697,530)
NET ASSETS
   BEGINNING OF PERIOD .................    255,090,142      185,752,930     242,450,460
                                           -------------    ------------    ------------
NET ASSETS
   END OF PERIOD .......................   $344,428,377     $255,090,142    $185,752,930
                                           ============     ============    ============


                                           ---------------------------------------------
                                                          ALLIANCE HIGH YIELD
                                           ---------------------------------------------
                                                1999            1998            1997
                                           -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $ 16,489,390    $ 17,442,641    $ 12,128,952
   Net realized gain (loss) ............    (15,030,554)      1,052,131       7,302,187
   Change in unrealized appreciation
     (depreciation) on investments .....     (7,843,498)    (29,521,690)      2,958,012
                                           ------------    ------------    ------------
   Net increase (decrease) in net assets
     from operations ...................     (6,384,662)    (11,026,918)     22,389,151
                                           ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............     30,001,760      36,502,728      26,933,221
   Benefits and other policy-related
     transactions (Note 3) .............    (21,018,230)    (20,288,710)    (14,530,462)
   Net transfers among funds and
     guaranteed interest account .......    (25,281,076)      2,677,159      26,385,799
                                           ------------    ------------    ------------
   Net increase (decrease) in net assets
     from policy-related transactions ..    (16,297,546)     18,891,177      38,788,558
                                           ------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........      2,143,697        (832,263)         40,026
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......    (20,538,511)      7,031,996      61,217,735
NET ASSETS
   BEGINNING OF PERIOD .................    170,372,993     163,340,997     102,123,262
                                           ------------    ------------    ------------
NET ASSETS
   END OF PERIOD .......................   $149,834,482    $170,372,993    $163,340,997
                                           ============    ============    ============

                                              --------------------------------------------------
                                                             ALLIANCE COMMON STOCK
                                              --------------------------------------------------
                                                 1999                1998               1997
                                              --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............      $    1,037,574    $    1,338,974    $     (767,599)
   Net realized gain (loss) ............         719,015,346       522,943,560       218,655,522
   Change in unrealized appreciation
     (depreciation) on investments .....          13,099,046       122,078,195       272,798,112
                                              --------------    --------------    --------------
   Net increase (decrease) in net assets
     from operations ...................         733,151,966       646,360,729       490,686,035
                                              --------------    --------------    --------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............         361,261,385       322,874,015       282,279,826
   Benefits and other policy-related
     transactions (Note 3) .............        (302,304,428)     (250,079,870)     (199,662,183)
   Net transfers among funds and
     guaranteed interest account .......          49,877,173        24,136,275        56,849,823
                                              --------------    --------------    --------------
   Net increase (decrease) in net assets
     from policy-related transactions ..         108,834,130        96,930,420       139,467,466
                                              --------------    --------------    --------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........          (5,343,344)       (2,780,348)          516,970
                                              --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ......         836,642,752       740,510,801       630,670,471
NET ASSETS
   BEGINNING OF PERIOD .................       2,943,226,440     2,202,715,639     1,572,045,168
                                              --------------    --------------    --------------
NET ASSETS
   END OF PERIOD .......................      $3,779,869,192    $2,943,226,440    $2,202,715,639
                                              ==============    ==============    ==============

-------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------------
                                                                                                 CAPITAL            MFS
                                                            EQ/ALLIANCE        CAPITAL          GUARDIAN          GROWTH
                                                             PREMIER          GUARDIAN             U.S.            AND
                                                            GROWTH (C)       RESEARCH (D)       EQUITY (D)       INCOME (C)
                                                         --------------    ---------------    -------------   --------------
                                                              1999              1999               1999            1999
                                                         --------------    ---------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ..........................       $   (33,190)       $     71        $    781          $    837
    Net realized gain (loss) .......................           190,495           2,837           1,959              (227)
    Change in unrealized appreciation
        (depreciation) on investments ..............         5,068,707          11,093          17,325            20,637
                                                           -----------        --------        --------          --------
    Net increase (decrease) in net assets
        from operations ............................         5,226,012          14,001          20,065            21,247
                                                           -----------        --------        --------          --------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ..........................         6,362,938          63,883         115,934            44,806
    Benefits and other policy-related
        transactions (Note 3) ......................        (1,028,342)           (503)        (15,128)           (6,607)
    Net transfers among funds and
        guaranteed interest account ................        40,652,847         115,765         390,588           326,238
                                                           -----------        --------        --------          --------
    Net increase (decrease) in net assets
        from policy-related transactions ...........        45,987,443         179,145         491,394           364,437
                                                           -----------        --------        --------          --------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ...................             3,902             209             378            30,030
                                                           -----------        --------        --------          --------
INCREASE (DECREASE) IN NET ASSETS ..................        51,217,357         193,355         511,837           415,714
NET ASSETS
    BEGINNING OF PERIOD ............................                --              --              --                --
                                                           -----------        --------        --------          --------
NET ASSETS
    END OF PERIOD ..................................       $51,217,357        $193,355        $511,837          $415,714
                                                           ===========        ========        ========          ========



                                                   --------------------------------------------------
                                                                      MFS RESEARCH (A)
                                                   --------------------------------------------------
                                                         1999              1998               1997
                                                   -------------      -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income........................   $  (155,808)      $    (14,907)      $    7,315
    Net realized gain (loss).....................     2,081,454            494,412           88,145
    Change in unrealized appreciation
        (depreciation) on investments............     6,720,924          3,063,681          249,382
                                                    -----------       ------------       ----------
    Net increase (decrease) in net assets
        from operations..........................     8,646,570          3,543,186          344,842
                                                    -----------       ------------       ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3)........................    12,506,780          6,795,257        1,177,137
    Benefits and other policy-related
        transactions (Note 3)....................    (4,808,292)        (1,705,211)        (162,042)
    Net transfers among funds and
        guaranteed interest account..............     4,280,012         12,108,388        6,389,251
                                                    -----------       ------------       ----------
    Net increase (decrease) in net assets
        from policy-related transactions.........    11,978,500         17,198,434        7,404,346
                                                    -----------       ------------       ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4).................        (9,698)        (2,472,499)       2,003,671
                                                    -----------       ------------       ----------
INCREASE (DECREASE) IN NET ASSETS................    20,615,372         18,269,121        9,752,859
NET ASSETS
    BEGINNING OF PERIOD..........................    28,021,980          9,752,859               --
                                                    -----------       ------------       ----------
NET ASSETS
    END OF PERIOD................................   $48,637,352        $28,021,980       $9,752,859
                                                    ===========       ============       ==========

-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                            ------------------------------------------
                                                                EQ/PUTNAM
                                                        GROWTH & INCOME VALUE (A)
                                            ------------------------------------------
                                                 1999          1998            1997
                                            ------------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   168,536    $    87,004    $   23,618
    Net realized gain (loss) ............     1,775,493        339,445        28,304
    Change in unrealized appreciation
        (depreciation) on investments ...    (2,633,398)       891,041       269,561
                                            -----------    -----------    ----------
    Net increase (decrease) in net assets
        from operations .................      (689,369)     1,317,490       321,483
                                            -----------    -----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     7,146,178      5,099,897     1,149,748
    Benefits and other policy-related
        transactions (Note 3) ...........    (2,808,209)    (1,485,166)     (154,351)
    Net transfers among funds and
        guaranteed interest account .....     1,469,187      6,086,532     4,539,465
                                            -----------    -----------    ----------
    Net increase (decrease) in net assets
        from policy-related transactions      5,807,156      9,701,263     5,534,862
                                            -----------    -----------    ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........       (67,263)    (1,334,566)    1,202,723
                                            -----------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS .......     5,050,524      9,684,187     7,059,068
NET ASSETS
    BEGINNING OF PERIOD .................    16,743,255      7,059,068            --
                                            -----------    -----------    ----------
NET ASSETS
    END OF PERIOD .......................   $21,793,779    $16,743,255    $7,059,068
                                            ===========    ===========    ==========


                                            -----------------------------------------
                                                              MORGAN STANLEY
                                                       EMERGING MARKETS EQUITY (B)
                                            -----------------------------------------
                                                1999           1998           1997
                                            ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   (66,405)   $   13,319    $   13,761
    Net realized gain (loss) ............       757,878      (637,290)      (14,566)
    Change in unrealized appreciation
        (depreciation) on investments ...    13,987,219    (1,863,245)   (1,079,388)
                                            -----------    ----------    ----------
    Net increase (decrease) in net assets
        from operations .................    14,678,692    (2,487,216)   (1,080,193)
                                            -----------    ----------    ----------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............     4,138,455     2,442,975       323,739
    Benefits and other policy-related
        transactions (Note 3) ...........    (1,720,293)     (488,932)       (7,501)
    Net transfers among funds and
        guaranteed interest account .....    16,198,446     4,158,460     2,483,527
                                            -----------    ----------    ----------
    Net increase (decrease) in net assets
        from policy-related transactions     18,616,608     6,112,503     2,799,765
                                            -----------    ----------    ----------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........    (1,953,290)        2,496     4,001,184
                                            -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS .......    31,342,010     3,627,783     5,720,756
NET ASSETS
    BEGINNING OF PERIOD .................     9,348,539     5,720,756            --
                                            -----------    ----------    ----------
NET ASSETS
    END OF PERIOD .......................   $40,690,549    $9,348,539    $5,720,756
                                            ===========    ==========    ==========


                                            ------------------------------------------------
                                                           ALLIANCE AGGRESSIVE STOCK
                                            ------------------------------------------------
                                                  1999              1998            1997
                                            ---------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income ...............   $   (2,318,415)   $ (1,119,907)   $ (3,987,514)
    Net realized gain (loss) ............       33,754,225       6,840,149     107,947,093
    Change in unrealized appreciation
        (depreciation) on investments ...      132,094,676      (5,980,406)    (13,921,615)
                                            --------------    ------------    ------------
    Net increase (decrease) in net assets
        from operations .................      163,530,486        (260,164)     90,037,964
                                            --------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
    Net premiums (Note 3) ...............      145,241,493     172,792,283     179,662,167
    Benefits and other policy-related
        transactions (Note 3) ...........     (117,102,087)    115,442,947)   (107,529,554)
    Net transfers among funds and
        guaranteed interest account .....     (113,016,006)    (43,660,488)      1,712,877
                                            --------------    ------------    ------------
    Net increase (decrease) in net assets
        from policy-related transactions       (84,876,600)     13,688,848      73,845,490
                                            --------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
    RETAINED BY EQUITABLE LIFE IN
    SEPARATE ACCOUNT FP (Note 4) ........        2,197,124        (541,559)        223,792
                                            --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .......       80,851,010      12,887,125     164,107,246
NET ASSETS
    BEGINNING OF PERIOD .................      971,194,053     958,306,928     794,199,683
                                            --------------    ------------    ------------
NET ASSETS
    END OF PERIOD .......................   $1,052,045,063    $971,194,053    $958,306,929
                                            ==============    ============    ============



-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                           --------------------------------------------

                                                   ALLIANCE SMALL CAP GROWTH (A)
                                           --------------------------------------------
                                                1999           1998           1997
                                           ------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $  (284,347)   $  (211,223)   $   (37,351)
   Net realized gain (loss) ............     4,345,484     (7,585,521)       (63,375)
   Change in unrealized appreciation
      (depreciation) on investments ....    15,295,322      8,009,143        771,812
                                           -----------    -----------    -----------
   Net increase (decrease) in net assets
      from operations ..................    19,356,459        212,399        671,086
                                           -----------    -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............    16,092,219     14,863,783      2,947,848
   Benefits and other policy-related
      transactions (Note 3) ............    (5,542,747)    (3,897,615)      (599,875)
   Net transfers among funds and
      guaranteed interest account ......    (8,085,585)    15,043,596     19,670,856
                                           -----------    -----------    -----------
   Net increase (decrease) in net assets
      from policy-related transactions..     2,463,887     26,009,764     22,018,829
                                           -----------    -----------    -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........       (99,856)    (1,460,161)     1,208,014
                                           -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ......    21,720,490     24,762,002     23,897,929
NET ASSETS
   BEGINNING OF PERIOD .................    48,659,931     23,897,929             --
                                           -----------    -----------    -----------
NET ASSETS
   END OF PERIOD .......................   $70,380,421    $48,659,931    $23,897,929
                                           ===========    ===========    ===========


                                          -----------------------------------------------
                                                              MFS EMERGING
                                                           GROWTH COMPANIES (A)
                                          -----------------------------------------------
                                               1999              1998            1997
                                          --------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............   $   (640,976)     $  (156,515)   $     5,523
   Net realized gain (loss) ............     17,547,129        4,270,964        458,032
   Change in unrealized appreciation
      (depreciation) on investments ....     70,081,784        6,824,857        171,320
                                           ------------      -----------    -----------
   Net increase (decrease) in net assets
      from operations ..................     86,987,937       10,939,306        634,875
                                           ------------      -----------    -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...............     32,825,036       11,533,783      1,598,358
   Benefits and other policy-related
      transactions (Note 3) ............    (13,737,378)      (2,705,605)      (294,924)
   Net transfers among funds and
      guaranteed interest account ......     76,182,753       25,975,152      8,886,415
                                           ------------      -----------    -----------
   Net increase (decrease) in net assets
      from policy-related transactions .     95,270,411       34,803,330     10,189,849
                                           ------------      -----------    -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ........        (72,131)      (2,575,513)     2,004,977
                                           ------------      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS ......    182,186,217       43,167,123     12,829,701
NET ASSETS
   BEGINNING OF PERIOD .................     55,996,824       12,829,701             --
                                           ------------      -----------    -----------
NET ASSETS
   END OF PERIOD .......................   $238,183,041      $55,996,824    $12,829,701
                                           ============      ===========    ===========





-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                  ----------------------------------------------------------------------------
                                                                       BT                        EQ/PUTNAM         EQ/PUTNAM
                                                  BT EQUITY      INTERNATIONAL      JPM CORE      INVESTORS       INTERNATIONAL
                                                  500 INDEX      EQUITY INDEX         BOND         GROWTH            EQUITY
                                                    1999              1999            1999          1999              1999
                                                  ---------      -------------      ---------     ---------       -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...................       $    71         $     8           $    99       $    (5)         $   12
   Net realized gain (loss) ................            53               9                 0           224              37
   Change in unrealized appreciation
      (depreciation) on investments ........         1,051              69              (116)          736               1
                                                   -------         -------           -------       -------          ------
   Net increase (decrease) in net assets
      from operations ......................         1,175              86               (17)          955              50
                                                   -------         -------           -------       -------          ------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) ...................         9,476              --                --        10,348             666
   Benefits and other policy-related
      transactions (Note 3) ................        (1,279)             (8)              (70)          (96)             --
   Net transfers among funds and
      guaranteed interest account ..........         9,316           1,182             2,277           199              --
                                                   -------         -------           -------       -------          ------
   Net increase (decrease) in net assets
      from policy related-transactions .....        17,513           1,174             2,207        10,451             666
                                                   -------         -------           -------       -------          ------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT FP (Note 4) .........            11              --                 2             5              --
                                                   -------         -------           -------       -------          ------
INCREASE (DECREASE) IN NET ASSETS ..........        18,699           1,260             2,192        11,411             716
NET ASSETS
   BEGINNING OF PERIOD .....................            --              --                --            --              --
                                                   -------         -------           -------       -------          ------
NET ASSETS
   END OF PERIOD ...........................       $18,699         $ 1,260           $ 2,192       $11,411          $  716
                                                   =======         =======           =======       =======          ======



-------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of thirty-five variable investment options of which eighteen are reported herein:

    o Alliance Money Market             o Morgan Stanley Emerging Markets Equity
    o Alliance High Yield               o Alliance Aggressive Stock
    o Alliance Common Stock             o Alliance Small Cap Growth
    o EQ/Alliance Premier Growth        o MFS Emerging Growth Companies
    o Capital Guardian Research         o BT Equity 500 Index
    o Capital Guardian U.S. Equity      o BT International Equity Index
    o MFS Growth with Income            o JPM Core Bond
    o MFS Research                      o EQ/Putnam Investors Growth
    o EQ/Putnam Growth & Income Value   o EQ/Putnam International Equity

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account supports the operations of various Equitable life insurance products. These products are sold through both Equitable's Agent Distribution Channel and Equitable's Independent Broker Dealer Distribution Channel. These financial statement footnotes discuss the products, charges and investment return applicable to those life insurance products (Incentive Life, Incentive Life Plus, Survivorship Incentive Life and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution Channel.

   All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

   Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263 and $165,714,430
   for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

   Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution Channel have charges currently for Incentive Life, Incentive Life Plus and Survivorship Incentive Life of .60% , and for Survivorship 2000 of .90%. The products sold through Equitable Life's Agent Distribution Channel have charges ranging from 0.60% to 1.80% depending on the features of those products.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                      FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:

                         Morality and
                           Expense      Mortality   Administrative    Total
                         ------------   ---------   --------------    -----
   Incentive Life,
   Incentive Life 2000,
   Incentive Life Plus
     Second Series,
   Champion 2000 (a)       .60%            --             --           .60%
   IL Plus Original
   Series, IL COLI (b)     .85%            --             --           .85%
   Survivorship
   Incentive Life (a)      .60%            --             --           .60%
   Survivorship 2000 (a)   .90%            --             --           .90%
   IL Protector (a)        .80%            --             --           .80%
   SP Flex (a)             .85%          .60%           .35%          1.80%

   ------------------
   (a) Charged to daily net assets of the Account.
   (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

   Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

   Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4. Amounts Retained by Equitable Life in Separate Account FP

   The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:

                                               YEARS ENDED DECEMBER 31,
                                       -----------------------------------------
  VARIABLE INVESTMENT OPTIONS              1999           1998            1997
  ---------------------------              ----           ----            ----

  Alliance Money Market               $  (531,900)    $(1,591,380)          --
  Alliance High Yield                   1,254,634      (1,839,368)          --

  + Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
                                      FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                YEARS ENDED DECEMBER 31,
                                     -----------------------------------------
   VARIABLE INVESTMENT OPTIONS            1999            1998           1997
   ---------------------------            ----            ----           ----
      Alliance Common Stock          $(24,309,50)    $(17,381,05)   $       --
      EQ/Alliance Premier Growth         (60,529)             --            --
      Capital Guardian Research               --              --            --
      Capital Guardian US Equity              --              --            --
      MFS Growth with Income              29,599              --            --
      MFS Research                      (218,336)     (2,558,541)    2,000,000
      EQ/Putnam Growth & Income
        Value                           (177,637)     (1,391,562)    1,200,000
      Morgan Stanley Emerging
        Markets Equity                (2,019,694)        (21,425)    4,000,000
      Alliance Aggressive Stock       (3,284,577)     (6,122,856)           --
      Alliance Small Cap Growth         (384,204)     (1,675,446)    1,200,000
      MFS Emerging Growth Companies     (713,109)     (2,732,997)    2,000,000
      BT Equity 500 Index                    (21)             --            --
      BT International Equity Index           --              --            --
      JPM Core Bond                           --              --            --
      EQ Putnam Investors Growth              --              --            --
      EQ/Putnam International Equity          --              --            --

5. Distribution and Servicing Agreements

   Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6. Investment Returns

   The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

   The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life and Incentive Life Plus policyowners are different than those attributable to Survivorship 2000 policyowners because asset charges are deducted at different rates under each policy (see Note 3).

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                      FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE MONEY MARKET              1999
---------------------              ----
Gross return.................      4.71%
Net return...................      4.10%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE HIGH YIELD                1999
-------------------               -----
Gross return.................     (3.58)%
Net return...................     (4.16)%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE COMMON STOCK              1999
---------------------             -----
Gross return.................     24.88%
Net return...................     24.13%

                               JUNE 4 (C) TO
                                DECEMBER 31,
                              --------------
EQ/ALLIANCE PREMIER GROWTH         1999
--------------------------        -----
Gross return.................     18.97%
Net return...................     18.52%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN RESEARCH          1999
-------------------------          ----
Gross return.................      7.10%
Net return...................      6.67%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN U.S. EQUITY       1999
----------------------------       ----
Gross return.................      3.76%
Net return...................      3.32%


----------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS GROWTH WITH INCOME               1999
----------------------               ----
Gross return.................       8.76%
Net return...................       8.06%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS RESEARCH                         1999
------------                         ----
Gross return.................      23.12%
Net return...................      22.38%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM GROWTH & INCOME VALUE     1999
-------------------------------     ----
Gross return.................      (1.27)%
Net return...................      (1.95)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MORGAN STANLEY EMERGING
MARKETS EQUITY                      1999
--------------                      ----
Gross return.................      95.82%
Net return...................      94.57%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE AGGRESSIVE STOCK           1999
-------------------------           ----
Gross return.................      18.55%
Net return...................      17.83%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE SMALL CAP GROWTH           1999
-------------------------           ----
Gross return.................      27.46%
Net return...................      26.86%

----------------
 + Formerly known as Equitable Variable Life Insurance Company Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
---------------------------

                                       YEAR ENDED
                                      DECEMBER 31,
                                      ------------
MFS EMERGING GROWTH COMPANIES             1999
-----------------------------             ----
Gross return......................       73.62%
Net return........................       72.63%

                                       YEAR ENDED
                                      DECEMBER 31,
                                      ------------
BT EQUITY 500 INDEX                       1999
-------------------                       ----
Gross return......................       20.30%
Net return........................       19.58%

                                      YEAR ENDED
                                      DECEMBER 31,
                                      ------------
BT INTERNATIONAL EQUITY INDEX             1999
-----------------------------             ----
Gross return......................       27.50%
Net return........................       26.70%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
JPM CORE BOND                             1999
-------------                             ----
Gross return......................      (1.64)%
Net return........................      (2.19)%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
EQ/PUTNAM INVESTORS GROWTH                1999
--------------------------                ----
Gross return......................       30.24%
Net return........................       29.48%

                                      YEAR ENDED
                                     DECEMBER 31,
                                     ------------
EQ/PUTNAM INTERNATIONAL EQUITY            1999
------------------------------            ----
Gross return......................       60.24%
Net return........................       59.29%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                      FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE MONEY MARKET              1999
---------------------              ----
Gross return................       4.71%
Net return..................       3.78%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE HIGH YIELD                1999
-------------------                ----
Gross return................      (3.35)%
Net return..................      (4.45)%

                                YEAR ENDED
                               DECEMBER 31,
                               ------------
ALLIANCE COMMON STOCK              1999
---------------------              ----
Gross return................      24.88%
Net return..................      23.76%

                               JUNE 4 (C) TO
                               DECEMBER 31,
                               -------------
EQ/ALLIANCE PREMIER GROWTH         1999
--------------------------         ----
Gross return................      18.97%
Net return..................      18.28%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN RESEARCH          1999
-------------------------          ----
Gross return................       7.10%
Net return..................       6.46%

                              AUGUST 30 (C) TO
                                DECEMBER 31,
                              ----------------
CAPITAL GUARDIAN U.S. EQUITY       1999
----------------------------       ----
Gross return................       3.76%
Net return..................       3.11%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS GROWTH WITH INCOME              1999
----------------------              ----
Gross return.................       8.76%
Net return...................       7.74%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS RESEARCH                        1999
------------                        ----
Gross return.................      23.12%
Net return...................      22.01%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM GROWTH & INCOME VALUE     1999
-------------------------------     ----
Gross return.................      (1.27)%
Net return...................      (2.25)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MORGAN STANLEY EMERGING
MARKETS EQUITY                      1999
--------------                      ----
Gross return.................      95.82%
Net return...................      93.98%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE AGGRESSIVE STOCK           1999
-------------------------           ----
Gross return.................      18.55%
Net return...................      17.43%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
ALLIANCE SMALL CAP GROWTH           1999
-------------------------           ----
Gross return.................      27.46%
Net return...................      26.47%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
MFS EMERGING GROWTH COMPANIES       1999
-----------------------------       ----
Gross return................       73.62%
Net return..................       72.11%.

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
BT EQUITY 500 INDEX                 1999
-------------------                 ----
Gross return................       20.30%
Net return..................       19.22%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
BT INTERNATIONAL EQUITY INDEX       1999
-----------------------------       ----
Gross return................       27.50%
Net return..................       26.32%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
JPM CORE BOND                       1999
-------------                       ----
Gross return................       (1.64)%
Net return..................       (2.48)%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM INVESTORS GROWTH          1999
--------------------------          ----
Gross return................       30.24%
Net return..................       29.09%

                                 YEAR ENDED
                                DECEMBER 31,
                                ------------
EQ/PUTNAM INTERNATIONAL EQUITY      1999
------------------------------      ----
Gross return................       60.24%
Net return..................       58.81%


----------------
 +  Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                      FSA-25

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


APPENDIX A

--------------------------------------------------------------------------------
A-1

DIRECTORS AND PRINCIPAL OFFICERS

         Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

--------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of  Equitable  Life (since July 1992).  Member of the AXA  Management
AXA                                     Board  and Group  Executive  President,  Human  Resources,  Communication  and
23 Avenue Matignon                      Synergies of AXA (since January 2000).  Prior thereto,  Senior  Executive Vice
75008 Paris, France                     President,  AXA (1993-2000).  Director or officer of various  subsidiaries and affiliates of the AXA Group.
------------------------------------------------------------------------------------------------------------------------

Henri de Castries                       Director of Equitable Life (since  September  1993).  Chairman of the Board of
AXA                                     AXA  Financial  (since  April 1998);  Vice  Chairman  (February  1996 to April
23 Avenue Matignon                      1998).  Vice Chairman of AXA's  Management  Board (since January 2000).  Prior
75008 Paris, France                     thereto,  Senior  Executive  Vice  President,   Financial  Services  and  Life
                                        Insurance Activities in the United States, Germany, the United Kingdom and
                                        Benelux (1996 to 2000); Executive Vice President, Financial Services and Life
                                        Insurance Activities (1993 to 1996) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of DLJ and Alliance
                                        Capital Management Corporation, the general partner of Alliance Holding and
                                        Alliance.
------------------------------------------------------------------------------------------------------------------------

Joseph L. Dionne                        Director  of  Equitable  Life  (since  May  1982).  Retired  Chairman  of  The
The McGraw-Hill Companies               McGraw-Hill  Companies  (since January 2000);  prior thereto,  Chairman (April
1221 Avenue of the Americas             1988 to January 2000) and Chief Executive  Officer (April 1983 to April 1998).
New York, NY 10020                      Director of The McGraw-Hill  Companies,  Harris  Corporation and Ryder System,
                                        Inc. Director of AXA Financial, Inc. (since May, 1992).
------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director of Equitable Life (since  February  1998).  Executive Vice President,
AXA                                     International  (US-UK-Benelux)  AXA and member of AXA  Executive  Board (since
23, Avenue Matignon                     January, 2000). Director,  Alliance (since February 1996) and Donaldson Lufkin
75008 Paris, France                     & Jenrette ("DLJ")(since February 1997).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A-2

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable Life (since July 1992).  Vice Chairman of the Management
Rhone-Poulenc S.A.                      Board of Aventis (since  December  1999).  Prior  thereto,  Chairman and Chief
25, Quai Paul Doumer                    Executive  Officer of Rhone-Poulenc,  S.A. (1986 to December 1999).  Member of
92408 Courbevoie Cedex                  the Supervisory Board of AXA. Director of Schneider S.A., Paribas,  and Groupe
France                                  Pernod-Ricard.   Member  of  the  Consulting  Council  of  Banque  de  France.
                                        Director, AXA Financial (since July, 1992).
------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable Life (since March 1989). President of Xavier University
Xavier University of Louisiana          of Louisiana; Director, First National Bank of Commerce, New Orleans, LA,
7325 Palmetto Street                    Piccadilly Cafeterias, Inc., and Entergy Corporation.
New Orleans, LA 70125
------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb,
LeBoeuf, Lamb, Greene & MacRae,         Greene & MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm
  L.L.P.                                (1965 to 1999). Director of AXA Financial (since May 1992).
125 West 55th Street
New York, NY 10019-4513
------------------------------------------------------------------------------------------------------------------------
John T. Hartley                         Director of Equitable Life (since August 1987). Currently a Director and
1025 NASA Boulevard                     retired Chairman and Chief Executive Officer of Harris Corporation (retired
Melbourne, FL 32919                     July 1995); previously held other officerships with Harris Corporation.
                                        Director of AXA Financial (since May 1992); Director of the McGraw Hill
                                        Companies.
------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.                   Director of Equitable Life (since July 1992); Director of AXA Financial
SBC Warburg Dillon Read LLC             (since July 1992); Director, Senior Advisor of Warburg Dillon Read LLC (since
535 Madison Avenue                      1999); Prior thereto, Managing Director and member of its Board of Directors
New York, NY 10022                      (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                        1998); Director, Pall Corporation (since November 1998).
------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director of Equitable Life (since December 1996). Corporate Vice President,
BESTFOODS                               Core Business Development of Bestfoods (since June 1999). Prior thereto,
International Plaza                     President, Bestfoods Grocery and Vice President, Bestfoods (formerly CPC
700 Sylvan Avenue                       International, Inc.)(1997 to 1999). President, Bestfoods Specialty Markets
Englewood Cliffs, NJ 07632-9976         Group (1993 to 1997); Director, Hunt Corporation and PACTIV Corporation.
                                        Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                     BUSINESS EXPEREIENCE
BUSINESS ADDRESS                       WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable Life (since July 1992). President, Jarmain Group Inc.
Jarmain Group Inc.                      (since 1979); and officer or director of several affiliated companies.
121 King Street West                    Director, DLJ (since October 1992), AXA Insurance (Canada), Anglo Canada
Suite 2525                              General Insurance Company, and AXA Pacific Insurance Company, and Alternate
Toronto, Ontario M5H 3T9                Director, AXA Asia Pacific Holdings Limited. Chairman (non-executive) and
Canada                                  Director, FCA International Ltd. (January 1994 to May 1998). Director of AXA
                                        Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable Life (since July 1992). Partner, Cravath, Swaine &
Cravath, Swaine & Moore                 Moore. Director, Eramet.
825 Eighth Avenue
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse
Credit Suisse, First Boston             First Boston (since March 1999). Chairman and Chief Executive Officer (1981
64, rue de Miromesnel                   to February 1999)(now Honorary Chairman) Schneider Electric. Member of the
75008 Paris, France                     Supervisory Board of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc,
                                        S.A.), Sema Group PLC (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA Financial, Inc.
                                        (since February 1996).
------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director of Equitable Life (since May 1987). Retired Chairman and Chief
P.O. Box 397                            Executive Officer of American Cyanamid Company (retired April 1993);
Newton, NJ 07860                        previously held other officerships with American Cyanamid. Director of AXA
                                        Financial (since May 1992) and Coulter Pharmaceutical (since May 1987).
------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin
St. John's University                   College of Business Administration, St. John's University (since August
8000 Utopia Parkway                     1998); Chief Financial Officer, Chase Manhattan Corp. (1985 to 1997).
Jamaica, NY 11439
------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of Equitable Life (since March 1991). Chairman (since 1977) and
Alliance Capital Management             former Chief Executive Officer (1977 to January 1999), of Alliance, and
Corporation                             Chairman or Director of numerous subsidiaries and affiliated companies of
1345 Avenue of the Americas             Alliance.  Senior Executive Vice President of AXA (since January 1997).
New York, NY 10105                      Director of AXA Financial (since May 1992).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Hegarty                         Director of Equitable Life (since January 1998). President (since January
                                        1998) and Chief Operating Officer (since February 1998), Equitable Life.
                                        Senior Vice Chairman (since November 1999), Vice Chairman (since April 1998),
                                        Senior Executive Vice President (January 1998 to April 1998), and Director
                                        and Chief Operating Officer (both since January 1998), AXA Financial.
                                        Director, President and Chief Operating Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions & Equitable Distribution Holding Corp.
                                        (since September 1999). Vice Chairman (from 1996 to 1997), Chase Manhattan
                                        Corporation. Vice Chairman (from 1995 to 1996) and Senior Executive Vice
                                        President (from 1991 to 1995), Chemical Bank. Director, ACMC, Inc.
                                        ("ACMC")(since March 1998). Trustee, EQ Advisors Trust. Director, Equitable
                                        Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ
                                        (both since May 1998).
------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Director of Equitable Life (since August 1997). Chairman of the Board (since
                                        January 1998), Chief Executive Officer (since August 1997), President (August
                                        1997 to January 1998), Equitable Life. Director, President and Chief
                                        Executive Officer, (all since August 1997), AXA Financial. Director, Chairman of the Board and Chief Executive Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions and Equitable Distribution Holding Corp.
                                        (since September 1999). Member of the Management Board of AXA (since January
                                        2000); Senior Vice Chairman, Chase Manhattan Corporation (March 1996 to April
                                        1997). President (January 1994 to March 1996) and Vice Chairman (December
                                        1991 to January 1994), Chemical Bank. Director, Alliance (since August 1997),
                                        DLJ (since November 1997), ECMC (since March 1998), ACMC, Inc. (since March
                                        1998), and AXA Canada (since September 1998). Director, KeySpan Energy.
------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                        Director and Vice Chairman of the Board (since February 1998), and Chief
                                        Financial Officer (since May 1996), Equitable Life. Vice Chairman of the
                                        Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President (February 1998 to November
                                        1999), AXA Financial. Director, Vice Chairman and Chief Financial Officer
                                        (since December 1999) Equitable of Colorado; AXA Client Solutions, LLC and
                                        Equitable Distributions Holding Corp. (since September 1999). Vice President
                                        (until 1998), EQ Advisors Trust Director, Alliance (since July 1997), and DLJ
                                        (since June 1997). Prior thereto, Chairman, Insurance Consulting and
                                        Actuarial Practice, Coopers & Lybrand, L.L.P.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President (since February 1998) and Chief Information Officer
                                        (since November 1994), Equitable Life. Previously held other officerships with Equitable Life; Director, J.M.R. Realty Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Derry E. Bishop                         Executive Vice President (since September 1998), Chief Agency Officer, (since
                                        December 1997), and Senior Vice President (January 1995 to September 1998),
                                        Equitable Life; Director and Executive Vice President, AXA Advisors LLC and
                                        Executive Vice President and Chief Agency Officer, AXA Client Solutions, LLC
                                        (all since September 1999). Prior thereto, Director (since 1995) and
                                        Executive Vice President (since 1994) EQF (now AXA Advisors).
------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President, Equitable Life. Senior Vice President, AXA Financial.
                                        Director and Chairman, Frontier Trust Company ("Frontier"). Director, EQF
                                        (now AXA Advisors)(until September 1999). Executive Vice President and
                                        Director (since September 1999), AXA Advisors, Director (until May 1996),
                                        Equitable Distributors, Inc. ("EDI"). Director and Senior Vice President, AXA
                                        Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                        Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior
                                        Vice President and Treasurer, AXA Client Solutions, LLC and Equitable
                                        Distributors (since September 1999); Equitable of Colorado (since December
                                        1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                        President and Chief Executive Officer (since September 1997), and prior thereto, Vice President and Treasurer, Equitable Casualty Insurance Company
                                        ("Casualty"). Vice President and Treasurer, EQ Advisors Trust(since March
                                        1997). Director, Chairman, President and Chief Executive Officer, Equitable
                                        JV Holdings (since August 1997). Director (since July 1997), and Senior Vice
                                        President and Chief Financial Officer (since April 1998), ACMC and ECMC.
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
John A. Caroselli                       Executive Vice President (since September 1998), Equitable Life;
                                        Senior Vice President, Equitable Life (February 1998 to September 1998);
                                        Senior Vice President, Chase Manhattan Corp. (1996 to 1998); Vice President,
                                        Chemical Bank (1991 to 1996).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A-6

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett                         Senior Vice President, Equitable Life, (since September 1996) and Actuary
                                        (September 1996 to December 1998). Partner and Senior Actuarial Consultant,
                                        Coopers & Lybrand L.L.P. (January 1989 to August 1996).
------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller, Equitable Life and AXA Financial.
                                        Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior Vice President and Auditor, Equitable Life. Vice President and
                                        Auditor, AXA Financial.
------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive Vice President and Chief Legal Officer (since November
                                        1999), Equitable Life; prior thereto, Executive Vice President and General
                                        Counsel. General Counsel of AXA Financial. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Senior Vice President (since September 1999), Chief Compliance
                                        Officer and Associate General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Michael S. Martin                       Executive Vice President (since September 1998) and Chief Marketing Officer
                                        (since December 1997), Equitable Life; prior thereto, Senior Vice President and Chief Marketing Officer. Chairman and Chief Executive Officer, AXA
                                        Advisors LLC (since September 1999). Vice President, EQ Advisors Trust (until
                                        April 1998). Director, Equitable Underwriting and Sales Agency (Bahamas),
                                        Ltd. and AXA Network, LLC; President (since February 2000); Executive Vice
                                        President (since December 1998), Colorado; prior thereto, Director and Senior
                                        Vice President (since December 1998). Previously held other officerships with
                                        Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis                      Executive Vice President, Equitable Life (since May 1998);
                                        Executive Vice President, Chase Manhattan Corporation (January 1983 to
                                        June 1997); Director, EQF (now AXA Advisors)(October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive Vice President and Chief Investment Officer, Equitable Life.
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since
                                        July 1995), AXA Financial. Chairman, President and Trustee (since March
                                        1997), EQ Advisors Trust. Executive Vice President and Chief Investment
                                        Officer, Equitable of Colorado (since December 1999), Executive Vice
                                        President, AXA Client Solutions (since September 1999). Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President, EQF
                                        (now AXA Advisors)(November 1996 to September 1999). Director, EREIM Managers
                                        Corp. (since July 1997), and EREIM LP Corp. (since October 1997).
------------------------------------------------------------------------------------------------------------------------
Brian S. O'Neil                         Executive Vice President, Equitable Life (since June 1998).  Executive Vice
                                        President, AXA Financial and AXA Client Solutions (since September 1999).
                                        Director of Investment, AXA Investment Management (January 1998 to June 1998);
                                        Chief Investment Officer, AXA Investment Management (July 1995 to January 1998).
                                        Trustee (since September 1999), EQ Advisors Trust.
------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President, Equitable Life and AXA Client Solutions (since
                                        September 1999). Director, Chairman and Chief Operating Officer, Casualty,
                                        (since September 1997). Director, Equitable Agri-Business, Inc. (until June
                                        1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                         Senior Vice President (since February 1999); Vice President, Secretary and
                                        Associate General Counsel, Equitable Life and AXA Financial, (since September
                                        1995). Senior Vice President, Secretary and Associate General Counsel, AXA
                                        Financial and AXA Client Solutions (since November 1999). Senior Vice
                                        President and Secretary, Equitable of Colorado (since December 1999).
                                        Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Senior Vice President (since February 1995) and General Counsel (since
                                        November 1999) Equitable Life; prior thereto, Deputy General Counsel
                                        (1996-1999). Senior Vice President and Associate General Counsel, AXA
                                        Financial (since September 1996). Senior Vice President and General Counsel,
                                        AXA Client Solutions (since November 1999). Vice President and General
                                        Counsel, Equitable of Colorado (since December 1999). Director, AXA Advisors.
                                        Senior Vice President and General Counsel, EIC (June 1997 to March 1998).
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Senior Executive Vice President (since February 1998), Chief Distribution
                                        Officer (since December 1997) and Chief Agency Officer (August 1994 to
                                        December 1997), Equitable Life. Senior Executive Vice President and Chief
                                        Distribution Officer, AXA Client Solutions (since September 1999). Senior
                                        Executive Vice President, Equitable of Colorado (since December 1999).
                                        Executive Vice President (since May 1996), AXA Financial. Chairman (since
                                        December 1997), EDI. Prior thereto, Agency Manager.
------------------------------------------------------------------------------------------------------------------------
Gregory G. Wilcox                       Executive Vice President (since September 1998), Senior Vice President
                                        (May 1992 to September 1998), Equitable Life. Executive Vice President (since
                                        November 1999), AXA Financial; prior thereto, Senior Vice President.
------------------------------------------------------------------------------------------------------------------------
R. Lee Wilson                           Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                        (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA
                                        Client Solutions (since September 1999). Prior thereto, Executive Vice
                                        President, Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------

APPENDIX B


--------------------------------------------------------------------------------

OUR DATA ON MARKET PERFORMANCE

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios, and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

Barron's                      Money Management Letter
Morningstar's Variable        Investment Dealers Digest
   Annuities/Life             National Underwriter
Business Week                 Pension & Investments
Forbes                        USA Today
Fortune                       Investor's Daily
Institutional Investor        The New York Times
Money                         The Wall Street Journal
Kiplinger's Personal Finance  The Los Angeles Times
Financial Planning            The Chicago Tribune
Investment Advisor
Investment Management Weekly


Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The

--------------------------------------------------------------------------------
information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your policy's premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward. The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------
FOR THE FOLLOWING                           LONG-TERM       LONG-TERM   INTERMEDIATE-       U.S.
PERIODS ENDING                COMMON       GOVERNMENT       CORPORATE    TERM GOV'T       TREASURY    CONSUMER
DECEMBER 31, 1999             STOCKS          BONDS           BONDS         BONDS           BILLS    PRICE INDEX
--------------------------------------------------------------------------------------------------------------------
1 Year                         21.04%         (8.96)%        (7.45)%       (1.77)%          4.68%       2.81%
3 Years                        27.56           6.04           5.01          5.47            4.93        2.04
5 years                        28.55           9.24           8.35          6.95            5.12        2.39
10 years                       18.20           8.79           8.36          7.20            4.92        2.94
20 years                       17.87          10.69          10.66          9.53            6.89        4.01
30 years                       13.72           8.94           9.17          8.68            6.69        5.12
40 years                       12.22           7.01           7.24          7.35            5.98        4.46
50 years                       13.61           5.56           5.97          6.12            5.15        4.01
60 years                       12.86           5.17           5.42          5.39            4.34        4.24
Since 1926                     11.35           5.12           5.61          5.22            3.79        3.07
Inflation Adjusted              8.03           1.98           2.46          2.08            0.69        0.00
   Since 1926

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK,(TM)Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds -- For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


Intermediate-Term Government Bonds -- Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

APPENDIX C

--------------------------------------------------------------------------------

C-1


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS

This supplement updates
the prospectuses dated                      which relate to our
-----------------------                     -------------------
July 15, 1998; May 1, 1999; and
October 18, 1999.....................       Incentive Life Plus Policies
July 15, 1998; May 1, 1999; and
October 18, 1999.....................       Survivorship 2000 Policies
August 1, 1999; and
October 18, 1999; ...................       Incentive Life Policies
August 1, 1999; and
October 18, 1999; ...................       Survivorship Incentive Life Policies

In addition, you may have also received a prospectus supplement dated August 30, 1999. This supplement is still relevant and you should retain it with your prospectus.





---------------------

The Equitable Life Assurance Society
of the United States

Incentive Life Plus(R)
Variable Life Insurance Policies



PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
TO INCENTIVE LIFE PLUS PROSPECTUS DATED OCTOBER 18, 1999

--------------------------------------------------------------------------------
This supplement updates certain information in the prospectus dated October 18, 1999 for Incentive Life Plus.

NEW INVESTMENT OPTIONS. Beginning on or about May 22, 2000 you will have a new variable investment option (Fund) available under your policy:

o  EQ/Alliance Technology*

Alliance Capital Management L.P. is the investment advisor for this new Portfolio of EQ Advisors Trust. See "Investment Portfolios" below, as well as the EQ Advisors Trust prospectus attached to this supplement, for more information.

EQUITABLE. The information under the heading "Equitable" in your prospectus is updated as follows:

EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection



------------------
* This option may not be available in California.


   Copyright 2000 The Equitable Life Assurance Society of the United States. All rights reserved. Incentive Life Plus(R) is a registered service mark of
        The Equitable Life Assurance Society of the United States.

-------     --------------------------------------------------------------------
2

with your policy or the portfolios, you can contact us

---------------------------------------------------------
BY MAIL:
---------------------------------------------------------
at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808
---------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
---------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020
---------------------------------------------------------
BY TOLL-FREE PHONE:
---------------------------------------------------------
1-888-228-6690
---------------------------------------------------------
BY E-MAIL:
---------------------------------------------------------
life-service@equitable.com
---------------------------------------------------------
BY FAX:
---------------------------------------------------------
1-212-641-7075
---------------------------------------------------------
BY INTERNET:
---------------------------------------------------------
Our Web site (www.equitable.com) can also provide information. You can access your policy information through our Web site by enrolling in EQAccess.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for dollar cost averaging (our automatic transfer service);
(2) authorization for telephone transfers by a person who is not both the insured person and the owner;
(3)  request for asset rebalancing; and
(4)  designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;
(b)  address changes;
(c)  beneficiary changes;
(d)  transfers between investment options; and
(e)  changes in allocation percentages for premiums and deductions.

You can change your allocation and/or transfer among investment options (1) by toll-free phone or (2) over the Internet, through EQAccess. This feature is anticipated to be available in EQAccess by the end of 2000. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess Requests" below.

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners, all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses;

---------------------------------------------------------------      -----------
                                                                               3

except that you should send any premiums for which we have billed you to the address on the billing notice.

TELEPHONE AND EQACCESS REQUESTS. If you are both the sole owner and an insured person under your policy, you may call 1-888-228-6690 (toll free) from a touch tone phone to make the following types of requests:

o    policy loans

o    changes of address

o    changes of premium allocation percentages

o    transfers among investment options (Funds)

If you are not both an insured person and the owner, you may send us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

By the end of 2000, we anticipate that you will be able to make transfers among investment options (Funds) and changes in premium allocation percentages over the Internet. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the restrictions relating to telephone transactions apply to EQAccess transactions.

We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Market timing" below).

Any telephone or Internet transaction request that you make after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written

--------       -----------------------------------------------------------------
3

transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

ASSET REBALANCING. Over time, your relative position in each investment option may change due to the fluctuation of unit prices, premium payments, monthly deductions and other transactions. Asset rebalancing, which we introduced last year, can be useful to you if you wish to maintain a specified asset mix.

The following description replaces the description of our asset rebalancing service in your prospectus (or supplement):

OUR ASSET REBALANCING SERVICE
You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

You may request the asset rebalancing service at any time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. Subsequent periodic rebalancings will occur quarterly, semiannually or annually, as you have requested.

INVESTMENT PORTFOLIOS. Your policy offers the investment Portfolios listed in the table below, along with the Guaranteed Interest Account.

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses paid by each Portfolio for the year ended December 31, 1999, except as otherwise noted. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

----------------------------------------------------------------      ----------
                                                                               5

All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

-----------------------------------------------------------------------------------------------------------------------
                                                                    1999 FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                                    TOTAL     FEE WAIVERS    NET TOTAL
                                             MANAGEMENT                OTHER       ANNUAL    AND/OR EXPENSE     ANNUAL
                                               FEE(1)    12B-1 FEE   EXPENSES(2)  EXPENSES  REIMBURSEMENTS(3) EXPENSES
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(4)                          0.60%      0.25%       0.04%        0.89%                --      0.89%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           0.46%      0.25%       0.04%        0.75%                --      0.75%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             0.60%      0.25%       0.05%        0.90%                --      0.90%
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           0.34%      0.25%       0.05%        0.64%                --      0.64%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth(5)                   0.90%      0.25%       0.23%        1.38%             0.23%      1.15%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth(6)                    0.75%      0.25%       0.07%        1.07%                --      1.07%
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology(7)                       0.90%      0.25%       0.10%        1.25%             0.10%      1.15%
-----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                             0.25%      0.25%       0.18%        0.68%             0.08%      0.60%
-----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                          0.25%      0.25%       0.71%        1.21%             0.46%      0.75%
-----------------------------------------------------------------------------------------------------------------------
BT International Equity Index                   0.35%      0.25%       0.49%        1.09%             0.09%      1.00%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian International(5)               0.85%      0.25%       0.66%        1.76%             0.56%      1.20%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research(5)                    0.65%      0.25%       0.47%        1.37%             0.42%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity(5)                 0.65%      0.25%       0.34%        1.24%             0.29%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                    0.65%      0.25%       1.87%        2.77%             1.82%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                         0.60%      0.25%       1.07%        1.92%             0.97%      0.95%
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Core Bond                           0.45%      0.25%       0.20%        0.90%             0.10%      0.80%
-----------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                          0.65%      0.25%       0.21%        1.11%             0.16%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                          0.75%      0.25%       0.26%        1.26%             0.16%      1.10%
-----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity(8)                   0.60%      0.25%       0.17%        1.02%             0.07%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy(9)                       0.70%      0.25%       0.46%        1.41%             0.21%      1.20%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   0.65%      0.25%       0.17%        1.07%             0.07%      1.00%
-----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                          0.60%      0.25%       0.37%        1.22%             0.27%      0.95%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                    0.65%      0.25%       0.17%        1.07%             0.12%      0.95%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          1.15%      0.25%       1.00%        2.40%             0.65%      1.75%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 0.60%      0.25%       0.16%        1.01%             0.06%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                      0.65%      0.25%       0.19%        1.09%             0.14%      0.95%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                  0.85%      0.25%       0.32%        1.42%             0.17%      1.25%
-----------------------------------------------------------------------------------------------------------------------

(1) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Growth & Income Value and Lazard Large Cap Value do not reflect the waiver of a portion of each Portfolio's investment management fees that is currently in effect. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) On October 18, 1999 the Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Small Cap Growth and EQ/Aggressive Stock Portfolios became part of EQ Advisors Trust. Other Expenses for these Portfolios have been restated to reflect the estimated expenses that would have been incurred, had these Portfolios been portfolios of EQ Advisors Trust for the full year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these Portfolios.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual

-------     --------------------------------------------------------------------
6
     Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement. The expense limitations for the BT Equity 500 Index, MFS Emerging Growth Companies, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam International Equity and EQ/Putnam Growth & Income Value Portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen and Lazard Large Cap Value Portfolios reflect a decrease effective on May 1, 2000.

(4) Formerly named "Alliance Aggressive Stock." Effective May 1, 2000, Massachusetts Financial Services Company joined Alliance Capital Management L.P. as an investment advisor for this Portfolio.

(5) Initial seed capital was invested in the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research and Capital Guardian U.S. Equity Portfolios on April 30, 1999; thus, Other Expenses for these Portfolios have been estimated.

(6) Prior to October 18, 1999, Total Annual Expenses for the Alliance Small Cap Growth Portfolio were limited to 1.20% under an expense limitation arrangement which is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(7) Expenses shown are based on annualized estimates for 2000. Initial seed capital will be invested in the EQ/Alliance Technology Portfolio on or about May 1, 2000.

(8)  Formerly named "Merrill Lynch Basic Value Equity."

(9)  Formerly named "Merrill Lynch World Strategy."


INVESTMENT PERFORMANCE. Footnote 6 to the Separate Account FP financial statements set forth below contains information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 1999. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 1999. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy. To obtain the current unit values of the Separate Account Funds, call (888) 228-6690.


The values reported in footnote 6 for all policies are computed using net rates of return for the corresponding Portfolios of EQ Advisors Trust. The returns reported in footnote 6 for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets.

LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

DISTRIBUTION. Because of its activities in distributing our products, Equitable Distributors, Inc. is the "principal underwriter" (as defined in the Investment Company Act of 1940) of our variable life insurance policies. In 1998 and 1999 we paid Equitable Distributors, Inc. fees of $35,582,313 and $46,957,345, respectively, for its services as such.

ILLUSTRATIONS OF POLICY BENEFITS. For purposes of illustrations of the type set forth under this caption in your prospectus, the new aggregate expense assumption for the Portfolios is 0.96% per annum (0.63% per annum for investment management fees and 0.33% per annum for other expenses). The investment management fee assumption is the average of the advisory fees payable for each EQ Advisors Trust Portfolio based on average net assets for 1999. The other expense assumption is the weighted average of the other expenses (including "Rule 12b-1" distribution fees) of the EQ Advisors Trust Portfolios, based on average net assets for 1999. The tables under this

----------------------------------------------------------------     -----------
                                                                               7

caption in your prospectus have not been restated to reflect this new Portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your financial professional.

DELETION OF CERTAIN INFORMATION. The following information that appears in your prospectus is deleted:

o all quotations of investment yield or return that are based on the historical investment performance of the available Portfolios under your policy; and all illustrations of policy values based on such historical performance.

o    all information about the Portfolios' investment objectives and policies.

MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 1999 and for the three years in the period ended December 31, 1999 and the financial statements of Equitable Life as of December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................      FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 1999.........................................................      FSA-3
   Statements of Operations for the Years Ended December 31, 1999, 1998 and 1997...................................      FSA-6
   Statements of Changes in Net Assets for the Years Ended December 31, 1999, 1998 and 1997........................     FSA-11
   Notes to Financial Statements...................................................................................     FSA-17


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................        F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 1999 and 1998.........................................................        F-2
   Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997...............................        F-3
   Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999, 1998 and 1997...................        F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997.............................        F-5
   Notes to Consolidated Financial Statements......................................................................        F-6


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Money Market, Alliance High Yield, Alliance Common Stock, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Merrill Lynch Basic Value Equity, MFS Growth with Income, MFS Research, EQ/Putnam Growth & Income Value, Morgan Stanley Emerging Markets Equity, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, MFS Emerging Growth Companies, EQ/Evergreen Foundation, Merrill Lynch World Strategy, BT Equity 500 Index, BT International Equity Index, JPM Core Bond, EQ/Putnam Investors Growth and EQ/Putnam International Equity ("EQ Advisors Trust Variable Investment Options"), 22 of the separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 1999 and the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.






PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                       -------------------------------------------------------------------------
                                                                                                            EQ/
                                                                                                          ALLIANCE      CAPITAL
                                                        ALLIANCE        ALLIANCE          ALLIANCE         PREMIER      GUARDIAN
                                                       MONEY MARKET    HIGH YIELD       COMMON STOCK       GROWTH       RESEARCH
                                                       ------------   ------------     --------------    -----------    --------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $  342,765,909.............................   $344,082,723
            177,773,173.............................                  $149,030,820
          3,081,451,600.............................                                   $3,783,859,850
             46,147,852.............................                                                     $51,216,559
                182,262.............................                                                                    $193,355
                494,512.............................
             38,508,013.............................
                391,533.............................
             38,563,600.............................
             23,253,533.............................
Receivable for Trust shares sold ...................             --          5,046                 --             --          --
Receivable for policy-related
   transactions.....................................      4,909,455        798,616         15,840,922        283,944      24,204
                                                       ------------   ------------     --------------    -----------    --------
Total Assets........................................   $348,992,178   $149,834,482     $3,799,700,772    $51,500,503    $217,559
                                                       ------------   ------------     --------------    -----------    --------
LIABILITIES

Payable for Trust shares purchased..................   $  4,563,801   $         --     $   19,831,580    $   283,146    $ 24,204
Payable for policy-related transactions.............             --             --                 --             --          --
                                                       ------------   ------------     --------------    -----------    --------
Total Liabilities...................................      4,563,801             --         19,831,580        283,146      24,204
                                                       ------------   ------------     --------------    -----------    --------
NET ASSETS..........................................   $344,428,377   $149,834,482     $3,779,869,192    $51,217,357    $193,355
                                                       ============   ============     ==============    ===========    ========
Amount retained by Equitable
Life  in Separate Account FP (Note 4)...............   $     16,198   $      1,280     $       80,914    $     3,545    $    219
Net Assets Attributable
   to Contractowners................................    344,412,179    149,833,202      3,779,788,278     51,213,812     193,136
                                                       ------------   ------------     --------------    -----------    --------
NET ASSETS..........................................   $344,428,377   $149,834,482     $3,779,869,192    $51,217,357    $193,355
                                                       ============   ============     ==============    ===========    ========


                                                       ---------------------------------------------------------------------------
                                                                                            MFS                          EQ/PUTNAM
                                                        CAPITAL       MERRILL LYNCH       GROWTH                          GROWTH &
                                                        GUARDIAN       BASIC VALUE         WITH              MFS          INCOME
                                                       U.S. EQUITY       EQUITY           INCOME           RESEARCH        VALUE
                                                       -----------    ------------      ---------        -----------    -----------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost: $  342,765,909.............................
            177,773,173.............................
          3,081,451,600.............................
             46,147,852.............................
                182,262.............................
                494,512.............................     $511,837
             38,508,013.............................                  $39,778,636
                391,533.............................                                     $412,169
             38,563,600.............................                                                     $48,597,586
             23,253,533.............................                                                                    $21,780,737
Receivable for Trust shares sold ...................           --              --              --            252,705             --
Receivable for policy-related
   transactions.....................................           --          23,002           8,035                 --         82,740
                                                         --------     -----------        --------        -----------    -----------
Total Assets........................................     $511,837     $39,801,638        $420,204        $48,850,291    $21,863,477
                                                         --------     -----------        --------        -----------    -----------
LIABILITIES

Payable for Trust shares purchased..................     $     --    $     11,329        $  4,490        $        --    $    69,698
Payable for policy-related transactions.............           --              --              --            212,939             --
                                                         --------     -----------        --------        -----------    -----------
Total Liabilities...................................           --          11,329           4,490            212,939         69,698
                                                         --------     -----------        --------        -----------    -----------
NET ASSETS..........................................     $511,837     $39,790,309        $415,714        $48,637,352    $21,793,779
                                                         ========     ===========        ========        ===========    ===========
Amount retained by Equitable
Life  in Separate Account FP (Note 4)...............     $    387     $    81,800        $  3,570        $   142,291    $    69,602
Net Assets Attributable
   to Contractowners................................      511,450      39,708,509         412,144         48,495,061     21,724,177
                                                         --------     -----------        --------        -----------    -----------
NET ASSETS..........................................     $511,837     $39,790,309        $415,714        $48,637,352    $21,793,779
                                                         ========     ===========        ========        ===========    ===========


---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999


                                              -----------------------------------------------------------------------------------
                                                MORGAN
                                                STANLEY                                                                  MFS
                                               EMERGING            ALLIANCE            ALLIANCE                        EMERGING
                                                MARKETS           AGGRESSIVE           SMALL CAP         EQ/            GROWTH
                                                EQUITY              STOCK               GROWTH        EVERGREEN        COMPANIES
                                              -----------       --------------       -----------      ---------       -----------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 29,914,338....................   $40,958,925
            892,630,699....................                     $1,051,440,590
             46,097,819....................                                          $70,174,096
                 27,230....................                                                            $28,680
            160,950,031....................                                                                          $238,027,993
                  2,749....................
              4,518,718....................
                 17,648....................
                  1,191....................

Receivable for Trust shares sold...........            --            2,154,914        22,666,998            --                 --
Receivable for policy-related
   transactions............................        82,278                   --                --            --          1,271,988
                                              -----------       --------------       -----------       -------       ------------
Total Assets...............................   $41,041,203       $1,053,595,504       $92,841,094       $28,680       $239,299,981
                                              -----------       --------------       -----------       -------       ------------

LIABILITIES

Payable for Trust shares purchased.........   $   350,654       $           --       $        --       $    --       $  1,116,940
Payable for policy-related
   transactions............................            --            1,550,441        22,460,673            --                 --
                                              -----------       --------------       -----------       -------       ------------
Total Liabilities..........................       350,654            1,550,441       $22,460,673            --          1,116,940
                                              -----------       --------------       -----------       -------       ------------
NET ASSETS..................................  $40,690,549       $1,052,045,063       $70,380,421       $28,680       $238,183,041
                                              ===========      ===============       ===========       =======       ============
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........  $ 1,767,601       $        3,855       $   527,774       $    18       $    386,768
Net Assets Attributable
   to Policyowners..........................   38,922,948        1,052,041,208        69,852,647        28,662        237,796,273
                                              -----------       --------------       -----------       -------       ------------
NET ASSETS..................................  $40,690,549       $1,052,045,063       $70,380,421       $28,680       $238,183,041
                                              ===========      ===============       ===========       =======       ============

                                              -----------------------------------------------------------------
                                                                                         BT           BT INTER-
                                                 EQ/               MERRILL             EQUITY         NATIONAL
                                               EVERGREEN           LYNCH                500            EQUITY
                                               FOUNDATION       WORLD STRATEGY         INDEX           INDEX
                                              -----------       --------------      -----------      ---------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 29,914,338.....................
            892,630,699.....................
             46,097,819.....................
                 27,230.....................
            160,950,031.....................
                  2,749.....................      $2,848
              4,518,718.....................                       $5,372,189
                 17,648.....................                                         $18,699
                  1,191.....................                                                       $1,260
Receivable for Trust shares sold............          --                   --             --           --
Receivable for policy-related
   transactions.............................          --                1,267             --           --
                                                  ------           ----------        -------       ------
Total Assets................................      $2,848           $5,373,456        $18,699       $1,260
                                                  ------           ----------        -------       ------

LIABILITIES

Payable for Trust shares purchased..........      $   --           $    1,232        $    --       $   --
Payable for policy-related
   transactions.............................          --                   --             --           --
                                                  ------           ----------        -------       ------
Total Liabilities...........................          --               1,232             --           --
                                                  ------           ----------        -------       ------

NET ASSETS..................................      $2,848           $5,372,224        $18,699       $1,260
                                                  ======           ==========        =======       ======
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........      $    2           $  494,770        $    11       $   --
Net Assets Attributable
   to Policyowners..........................       2,846            4,877,454         18,688        1,260
                                                  ------           ----------        -------       ------
NET ASSETS..................................      $2,848           $5,372,224        $18,699       $1,260
                                                  ======           ==========        =======       ======



---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999


                                                                 ---------------------------------------------------
                                                                   JPM              EQ/PUTNAM           EQ/PUTNAM
                                                                   CORE             INVESTORS          INTERNATIONAL
                                                                   BOND              GROWTH               EQUITY
                                                                  -------            -------           -------------
ASSETS
Investments in shares of
   the Trust -- at market
   value (Notes 2 and 6)
   Cost:   $ 2,308..........................................      $2,192
            10,674..........................................                           $11,411
               715..........................................                                               $716
Receivable for Trust shares sold............................          --                    --               --
Receivable for policy-related
   transactions.............................................          --                    --               --
                                                                  ------               -------             ----
Total Assets................................................      $2,192               $11,411             $716
                                                                  ------               -------             ----

LIABILITIES
Payable for Trust shares purchased..........................      $   --               $    --             $ --
Payable for policy-related
   transactions.............................................          --                   --               --
                                                                  ------               -------             ----
Total Liabilities...........................................          --                    --               --
                                                                  ------               -------             ----
NET ASSETS..................................................      $2,192               $11,411             $716
                                                                  ======               =======             ====
Amount retained by Equitable Life
   in Separate Account FP (Note 4)..........................          --               $     5             $  0

Net Assets Attributable
   to Contractowners........................................       2,192               11,406              716
                                                                  ------               -------             ----
NET ASSETS..................................................      $2,192               $11,411             $716
                                                                  ======               =======             ====

---------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,


                                               ------------------------------------------------------------------------------------

                                                           ALLIANCE MONEY MARKET                  ALLIANCE HIGH YIELD
                                               ----------------------------------------   -----------------------------------------

                                                  1999           1998          1997           1999          1998           1997
                                               -----------   ------------   -----------   ------------   ------------   -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...............  $13,943,193   $ 10,719,684   $ 9,754,675   $ 17,378,455   $ 18,449,747   $12,918,934
   Expenses (Note 3):
      Mortality and expense risk charges.....    1,613,234      1,204,220     1,101,168        889,065      1,007,106       789,982
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET INVESTMENT INCOME........................   12,329,959      9,515,464     8,653,507     16,489,390     17,442,641    12,128,952
                                               -----------   ------------   -----------   ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (Note 2):
      Realized gain (loss)
       on investments........................      517,935       (161,314)     (513,800)   (15,192,553)    (2,344,392)      936,554
      Realized gain distribution
       from the Trust........................       10,344          7,750        13,435        161,999      3,396,523     6,365,633
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET REALIZED GAIN (LOSS).....................      528,279       (153,564)     (500,365)   (15,030,554)     1,052,131     7,302,187
                                               -----------   ------------   -----------   ------------   ------------   -----------
   Unrealized appreciation (depreciation)
    on investments:
      Beginning of period....................    1,536,450       (804,349)       24,023    (20,898,855)     8,622,836     5,664,824
                                               -----------   ------------   -----------   ------------   ------------   -----------
      End of period..........................    1,316,815     (1,536,450)     (804,349)   (28,742,353)   (20,898,854)    8,622,836
                                               -----------   ------------   -----------   ------------   ------------   -----------
   Change in unrealized appreciation
    (depreciation) during the period.........     (219,635)      (732,101)     (780,326)    (7,843,498)   (29,521,690)    2,958,012
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS..................      308,644       (578,537)     (279,961)   (22,874,052)   (28,469,559)   10,260,199
                                               -----------   ------------   -----------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,638,603   $(10,094,001)  $(8,933,468)  $ (6,384,662)  $(11,026,918)  $22,389,151
                                               ===========   ============   ===========   ============   ============   ===========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,



                                                   ------------------------------------------------------------------------
                                                                                                   EQ/
                                                                                                 ALLIANCE       CAPITAL
                                                                                                 PREMIER        GUARDIAN
                                                                  ALLIANCE COMMON STOCK          GROWTH (C)    RESEARCH (D)
                                                   -----------------------------------------    -----------    -----------
                                                       1999           1998           1997          1999          1999
                                                   ------------   ------------   ------------   -----------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...................  $ 20,107,533   $ 15,939,680   $ 10,668,337   $   30,540      $   280
   Expenses (Note 3):
      Mortality and expense risk charges.........    19,069,959     14,600,706     11,435,936       63,730          209
                                                   ------------   ------------   ------------   ----------      -------
NET INVESTMENT INCOME............................     1,037,574      1,338,974       (767,599)     (33,190)          71
                                                   ------------   ------------   ------------   ----------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments........   221,690,581    169,109,310     53,841,049       83,605        2,810
      Realized gain distribution from the Trust..   497,324,765    353,834,250    164,814,473      106,890           27
                                                   ------------   ------------   ------------   ----------      -------
NET REALIZED GAIN (LOSS).........................   719,015,346    522,943,560    218,655,522      190,495        2,837
                                                   ------------   ------------   ------------   ----------      -------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period.....................   689,309,204    567,231,009    294,432,897           --           --
         End of period...........................   702,408,250    689,309,204    567,231,009    5,068,707       11,093
                                                   ------------   ------------   ------------   ----------      -------
   Change in unrealized appreciation
      (depreciation) during the period...........    13,099,046    122,078,195    272,798,112    5,068,707       11,093
                                                   ------------   ------------   ------------   ----------      -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.........................   732,114,392    645,021,755    491,453,634    5,259,202       13,930
                                                   ------------   ------------   ------------   ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................  $733,151,966   $646,360,729   $490,686,035   $5,226,012      $14,001
                                                   ============   ============   ============   ==========      =======


                                                     ----------------------------------------------------
                                                      CAPITAL
                                                     GUARDIAN
                                                       U.S.                    MERRILL LYNCH
                                                     EQUITY (D)            BASIC VALUE EQUITY (A)
                                                     ---------    ---------------------------------------
                                                       1999         1999            1998           1997
                                                     ---------    ---------        --------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust...................    $ 1,159     $  468,257        $192,441       $ 35,810
   Expenses (Note 3):
      Mortality and expense risk charges.........        378        153,456          66,427          9,349
                                                     -------     ----------        --------       --------
NET INVESTMENT INCOME............................        781        314,801         126,014         26,461
                                                     -------     ----------        --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments........        451        426,168         207,032          6,656
      Realized gain distribution from the Trust..      1,508      1,963,197         667,083         33,738
                                                     -------     ----------        --------       --------
NET REALIZED GAIN (LOSS).........................      1,959      2,389,365         874,115         40,394
                                                     -------     ----------        --------       --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period.....................         --        (91,959)        135,003             --
         End of period...........................     17,325      1,270,622         (91,959)       135,003
                                                     -------     ----------        --------       --------
   Change in unrealized appreciation
      (depreciation) during the period...........     17,325      1,362,581        (226,962)       135,003
                                                     -------     ----------        --------       --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.........................     19,284      3,751,946         647,153        175,397
                                                     -------     ----------        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.....................    $20,065     $4,066,747        $773,167       $201,858
                                                     =======     ==========        ========       ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                       MFS
                                                      GROWTH
                                                       WITH
                                                     INCOME (C)                MFS RESEARCH (A)
                                                     ---------      ---------------------------------------
                                                       1999             1999           1998          1997
                                                     ---------      ----------     ----------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $ 1,268        $   52,831     $   71,137      $ 20,442
   Expenses (Note 3):
      Mortality and expense risk charges..........       431           208,639         86,044        13,127
                                                     -------        ----------     ----------      --------
NET INVESTMENT INCOME.............................       837          (155,808)       (14,907)        7,315
                                                     -------        ----------     ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      (227)          995,232        494,412         6,989
      Realized gain distribution from the Trust...        --         1,086,222             --        81,156
                                                     -------        ----------     ----------      --------
NET REALIZED GAIN (LOSS)..........................      (227)        2,081,454        494,412        88,145
                                                     -------        ----------     ----------      --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................        --         3,313,063        249,382            --
         End of period............................    20,637        10,033,987      3,313,063       249,382
                                                     -------        ----------     ----------      --------
   Change in unrealized appreciation
      (depreciation) during the period............    20,637         6,720,924      3,063,681       249,382
                                                     -------        ----------     ----------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................    20,410         8,802,378      3,558,093       337,527
                                                     -------        ----------     ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $21,247        $8,646,570     $3,543,186      $344,842
                                                     =======        ==========     ==========      ========


                                                    -----------------------------------------------------------------------------
                                                             EQ/PUTNAM                                 MORGAN STANLEY
                                                          GROWTH & INCOME VALUE (A)               EMERGING MARKETS EQUITY (B)
                                                    ------------------------------------   --------------------------------------
                                                        1999          1998        1997         1999         1998         1997
                                                    -----------   -----------   --------   -----------   --------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................  $   278,910   $  143,999    $ 33,273   $        --  $    37,240   $    16,623
   Expenses (Note 3):
      Mortality and expense risk charges..........      110,374       56,995       9,655        66,405       23,921         2,862
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET INVESTMENT INCOME.............................      168,536       87,004      23,618       (66,405)      13,319        13,761
                                                    -----------   ----------    ---------  -----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      276,186      209,398       1,078       363,825     (637,290)      (14,566)
      Realized gain distribution from the Trust...    1,499,307      130,047      27,226       394,053           --            --
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET REALIZED GAIN (LOSS)..........................    1,775,493      339,445      28,304       757,878     (637,290)      (14,566)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................    1,160,602      269,561          --    (2,942,633)  (1,079,388)           --
         End of period............................   (1,472,796)   1,160,602     269,561    11,044,586   (2,942,633)   (1,079,338)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
   Change in unrealized appreciation
      (depreciation) during the period............   (2,633,398)     891,041     269,561    13,987,219   (1,863,245)   (1,079,388)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................     (857,905)   1,230,486     297,865    14,745,097   (2,500,535)   (1,093,954)
                                                    -----------   ----------    ---------  -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................  $  (689,369)  $1,317,490    $321,483   $14,678,692  $(2,487,216)  $(1,080,193)
                                                    ===========   ==========    ========   ===========  ===========   ===========



See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------------------------
                                                                                                             ALLIANCE
                                                              ALLIANCE AGGRESSIVE STOCK                 SMALL CAP GROWTH (A)
                                                   -----------------------------------------   ------------------------------------
                                                       1999          1998           1997          1999          1998         1997
                                                   ------------  ------------   ------------   ----------   -----------   ---------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust.................... $  3,163,286  $  4,461,389   $  1,311,613  $        --   $     4,062   $   4,189
   Expenses (Note 3):
      Mortality and expense risk charges..........    5,481,701     5,581,296      5,299,127      284,347       215,285      41,540
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET INVESTMENT INCOME.............................   (2,318,415)   (1,119,907)    (3,987,514)    (284,347)     (211,223)    (37,351)
                                                   ------------  ------------   ------------  -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........  (27,888,194)  (39,688,312)    28,217,939    4,345,484    (7,585,521)   (609,208)
      Realized gain distribution from the Trust...   61,642,419    46,528,461     79,729,154           --            --     545,833
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET REALIZED GAIN (LOSS)..........................   33,754,225     6,840,149    107,947,093    4,345,484    (7,585,521)    (63,375)
                                                   ------------  ------------   ------------  -----------   -----------   ---------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................   26,715,214    32,695,620     46,617,235    8,780,955       771,812          --
         End of period............................  158,809,890    26,715,214     32,695,620   24,076,277     8,780,955     771,812
                                                   ------------  ------------   ------------  -----------   -----------   ---------
   Change in unrealized appreciation
      (depreciation) during the period............  132,094,676    (5,980,406)   (13,921,615)  15,295,322     8,009,143     771,812
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................  165,848,901       859,743     94,025,478   19,640,806       423,622     708,437
                                                   ------------  ------------   ------------  -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................... $163,530,486  $   (260,164)  $ 90,037,964  $19,356,459   $   212,399   $ 671,086
                                                   ============  ============   ============  ===========   ===========   =========


                                                    -----------------------------------------------------------
                                                      EQ/
                                                     EVER-                         MFS EMERGING
                                                    GREEN (C)                   GROWTH COMPANIES(A)
                                                    --------       --------------------------------------------
                                                      1998            1999                1998           1997
                                                    --------       -----------        -----------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................  $   99         $        --        $       969      $ 24,358
   Expenses (Note 3):
      Mortality and expense risk charges..........      18             640,976            157,484        18,835
                                                    ------         -----------        -----------      --------
NET INVESTMENT INCOME.............................      81            (640,976)          (156,515)        5,523
                                                    ------         -----------        -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........      20          13,577,250          4,270,964       161,034
      Realized gain distribution from the Trust...      --           3,969,879                 --       296,998
                                                    ------         -----------        -----------      --------
NET REALIZED GAIN (LOSS)..........................      20          17,547,129          4,270,964       458,032
                                                    ------         -----------        -----------      --------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................      --           6,996,177            171,320            --
         End of period............................   1,450          77,077,961          6,996,177       171,320
                                                    ------         -----------        -----------      --------
   Change in unrealized appreciation
      (depreciation) during the period............   1,450          70,081,784          6,824,857       171,320
                                                    ------         -----------        -----------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................   1,470          87,628,913         11,095,821       629,352
                                                    ------         -----------        -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................  $1,551         $86,987,937        $10,939,306      $634,875
                                                    ======         ===========        ===========      ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                        EQ/
                                                      EVERGREEN                MERRILL LYNCH                BT EQUITY
                                                     FOUNDATION (C)           WORLD STRATEGY (A)            500 INDEX
                                                     --------------   --------------------------------      ----------
                                                         1999           1999         1998         1997        1999
                                                     -----------      --------     --------     -------     ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $        31      $ 41,786     $ 36,750     $17,124     $      102
   Expenses (Note 3):
      Mortality and expense risk charges..........             2        18,905       12,469       2,678             31
                                                     -----------      --------     --------     -------     ----------
NET INVESTMENT INCOME.............................            29        22,881       24,281      14,446             71
                                                     -----------      --------     --------     -------     ----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........           302       197,727       19,432      (3,626)            24
      Realized gain distribution from the Trust...            --        67,733           --      38,995             29
                                                     -----------      --------     --------     -------     ----------
NET REALIZED GAIN (LOSS)..........................           302       265,460       19,432      35,369             53
                                                     -----------      --------     --------     -------     ----------
   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................            --       187,734      (37,926)         --             --
         End of period............................        (1,505)      853,470      187,734     (37,926)         1,051
                                                     -----------      --------     --------     -------     ----------
   Change in unrealized appreciation
      (depreciation) during the period............        (1,505)      665,736      225,660     (37,926)         1,051
                                                     -----------      --------     --------     -------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................        (1,203)      931,196      245,092      (2,557)         1,104
                                                     -----------      --------     --------     -------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $    (1,174)     $954,077     $269,373     $11,889     $    1,175
                                                     ===========      ========     ========     =======     ==========



                                                     -----------------------------------------------------------------
                                                     BT INTER-
                                                     NATIONAL                         EQ/PUTNAM     EQ/PUTNAM
                                                      EQUITY          JPM CORE        INVESTORS   INTERNATIONAL
                                                      INDEX             BOND           GROWTH        EQUITY
                                                     --------        ---------        --------      --------
                                                       1999             1999            1999          1999
                                                     --------        ---------        --------      --------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trust....................   $      9        $     100        $     --      $     12
   Expenses (Note 3):
      Mortality and expense risk charges..........          1                1               5            --
                                                     --------        ---------        --------      --------
NET INVESTMENT INCOME.............................          8               99              (5)           12
                                                     --------        ---------        --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments.........          0               --               1            --
      Realized gain distribution from the Trust...          9               --             223            37
                                                     --------        ---------        --------      --------
NET REALIZED GAIN (LOSS)..........................          9               --             224            37

   Unrealized appreciation (depreciation)
    on investments:
         Beginning of period......................         --               --              --            --
         End of period............................         69             (116)            736             1
                                                     --------        ---------        --------      --------
   Change in unrealized appreciation
      (depreciation) during the period............         69             (116)            736             1
                                                     --------        ---------        --------      --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS..........................         78             (116)            960            38
                                                     --------        ---------        --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $     86        $     (17)       $    955      $     50
                                                     ========        =========        ========      ========

------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                              -------------------------------------------------------------------------------------
                                                           ALLIANCE MONEY MARKET                   ALLIANCE HIGH YIELD
                                               -----------------------------------------  -----------------------------------------
                                                   1999          1998           1997          1999          1998          1997
                                               ------------  ------------   ------------  ------------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.....................  $ 12,329,959  $  9,515,464   $  8,653,507  $ 16,489,390   $ 17,442,641  $ 12,128,952
   Net realized gain (loss)..................       528,279      (153,564)      (500,365)  (15,030,554)     1,052,131     7,302,187
   Change in unrealized appreciation
      (depreciation) on investments..........      (219,635)      732,101        780,326    (7,843,498)   (29,521,690)    2,958,012
                                               ------------  ------------   ------------  ------------   ------------   -----------
   Net increase (decrease) in net assets
      from operations........................    12,638,603    10,094,001      8,933,468    (6,384,662)   (11,026,918)   22,389,151
                                               ------------  ------------   ------------  ------------   ------------   -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3).....................   231,007,033   229,608,273    234,059,930    30,001,760     36,502,728    26,933,221
   Benefits and other policy-related
      transactions (Note 3)..................   (63,463,349)  (41,370,215)   (40,687,124)  (21,018,230)   (20,288,710)  (14,530,462)
   Net transfers among funds and
      guaranteed interest account............   (91,919,848) (128,607,686)  (259,049,840)  (25,281,076)     2,677,159    26,385,799
                                               ------------  ------------   ------------  ------------   ------------   -----------
   Net increase (decrease) in net assets
      from policy-related transactions.......    75,623,836    59,630,372    (65,677,034)  (16,297,546)    18,891,177    38,788,558
                                               ------------  ------------   ------------  ------------   ------------   -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)..............     1,075,796      (387,161)        46,036     2,143,697       (832,263)       40,026
                                               ------------  ------------   ------------  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS ...........    89,338,235    69,337,212    (56,697,530)  (20,538,511)     7,031,996    61,217,735

NET ASSETS
   BEGINNING OF PERIOD.......................   255,090,142   185,752,930    242,450,460   170,372,993    163,340,997   102,123,262
                                               ------------  ------------   ------------  ------------   ------------   -----------
NET ASSETS
   END OF PERIOD.............................  $344,428,377  $255,090,142   $185,752,930  $149,834,482   $170,372,993  $163,340,997
                                               ============  ============   ============  ============   ============  ============


                                              -------------------------------------------------------
                                                                  ALLIANCE COMMON STOCK
                                              -------------------------------------------------------
                                                   1999                  1998                 1997
                                              --------------        --------------      -------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..................... $    1,037,574        $    1,338,974      $     (767,599)
   Net realized gain (loss)..................    719,015,346           522,943,560         218,655,522
   Change in unrealized appreciation
      (depreciation) on investments..........     13,099,046           122,078,195         272,798,112
                                              --------------        --------------      --------------
   Net increase (decrease) in net assets
      from operations........................    733,151,966           646,360,729         490,686,035
                                              --------------        --------------      --------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3).....................    361,261,385           322,874,015         282,279,826
   Benefits and other policy-related
      transactions (Note 3)..................   (302,304,428)         (250,079,870)       (199,662,183)
   Net transfers among funds and
      guaranteed interest account............     49,877,173            24,136,275          56,849,823
                                              --------------        --------------      --------------
   Net increase (decrease) in net assets
      from policy-related transactions.......    108,834,130            96,930,420         139,467,466
                                              --------------        --------------      --------------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)..............     (5,343,344)           (2,780,348)            516,970
                                              --------------        --------------      --------------

INCREASE (DECREASE) IN NET ASSETS ...........    836,642,752           740,510,801         630,670,471

NET ASSETS
   BEGINNING OF PERIOD.......................  2,943,226,440         2,202,715,639       1,572,045,168
                                              --------------        --------------      --------------
NET ASSETS
   END OF PERIOD............................. $3,779,869,192        $2,943,226,440      $2,202,715,639
                                              ==============        ==============      ==============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                  ----------------------------------------------------------------------------------
                                                                                CAPITAL
                                                   EQ/ALLIANCE    CAPITAL      GUARDIAN
                                                      PREMIER     GUARDIAN       U.S.                  MERRILL LYNCH
                                                    GROWTH (C)   RESEARCH (D)  EQUITY (D)          BASIC VALUE EQUITY (A)
                                                  ------------   ---------    ---------   ------------------------------------
                                                     1999          1999         1999       1999          1998        1997
                                                  ------------   ---------    ---------   ------------ ------------ ----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income......................    $   (33,190)   $     71     $    781    $   314,801  $   126,014  $   26,461
   Net realized gain (loss)...................        190,495       2,837        1,959      2,389,365      874,115      40,394
   Change in unrealized appreciation
      (depreciation) on investments...........      5,068,707      11,093       17,325      1,362,581     (226,962)    135,003
                                                  -----------    --------     --------    -----------  -----------  ----------
   Net increase (decrease) in net assets
      from operations.........................      5,226,012      14,001       20,065      4,066,747      773,167     201,858
                                                  -----------    --------     --------    -----------  -----------  ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)......................      6,362,938      63,883      115,934     10,931,366    6,388,355   1,097,822
   Benefits and other policy-related
      transactions (Note 3)...................     (1,028,342)       (503)     (15,128)    (3,171,744)  (1,430,414)   (135,034)
   Net transfers among funds and
      guaranteed interest account.............     40,652,847     115,765      390,588      7,845,599    8,794,685   4,661,128
                                                  -----------    --------     --------    -----------  -----------  ----------

   Net increase (decrease) in net assets
      from policy-related transactions........     45,987,443     179,145      491,394     15,605,221   13,752,626   5,623,916
                                                  -----------   ---------     --------   ------------ ------------ -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...............          3,902         209          378        (43,053)  (1,392,853)  1,202,680
                                                  -----------   ---------     --------    -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............     51,217,357     193,355      511,837     19,628,915   13,132,940   7,028,454
NET ASSETS
   BEGINNING OF PERIOD........................             --          --           --     20,161,394    7,028,454          --
                                                  -----------   ---------     --------    -----------  -----------  ----------
NET ASSETS
   END OF PERIOD..............................    $51,217,357    $193,355     $511,837    $39,790,309  $20,161,394  $7,028,454
                                                  ===========    ========     ========    ===========  ===========  ==========



                                                  ---------------------------------------------------------
                                                     MFS
                                                   GROWTH
                                                     AND
                                                  INCOME (C)                  MFS RESEARCH (A)
                                                  ----------    -----------------------------------------


                                                     1998          1999           1998             1997
                                                  ----------    ----------     ------------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income......................    $    837     $  (155,808)     $   (14,907)     $    7,315
   Net realized gain (loss)...................        (227)      2,081,454          494,412          88,145
   Change in unrealized appreciation
      (depreciation) on investments...........      20,637       6,720,924        3,063,681         249,382
                                                  --------     -----------      -----------      ----------
   Net increase (decrease) in net assets
      from operations.........................      21,247       8,646,570        3,543,186         344,842
                                                  --------     -----------      -----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)......................      44,806      12,506,780        6,795,257       1,177,137
   Benefits and other policy-related
      transactions (Note 3)...................      (6,607)     (4,808,292)      (1,705,211)       (162,042)
   Net transfers among funds and
      guaranteed interest account.............     326,238       4,280,012       12,108,388       6,389,251
                                                  --------     -----------      -----------      ----------

   Net increase (decrease) in net assets
      from policy-related transactions........     364,437      11,978,500       17,198,434       7,404,346
                                                  --------     -----------      -----------      ----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...............      30,030          (9,698)     (2,472,499)       2,003,671
                                                  --------     -----------      -----------      ----------

INCREASE (DECREASE) IN NET ASSETS.............     415,714      20,615,372       18,269,121       9,752,859
NET ASSETS
   BEGINNING OF PERIOD........................          --      28,021,980        9,752,859              --
                                                  --------     -----------      -----------      ----------
NET ASSETS
   END OF PERIOD..............................    $415,714     $48,637,352      $28,021,980      $9,752,859
                                                  ========     ===========      ===========      ==========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                           ---------------------------------------------------------------------------------------
                                                        EQ/PUTNAM                                     MORGAN STANLEY
                                                  GROWTH & INCOME VALUE (A)                      EMERGING MARKETS EQUITY (B)
                                           ----------------------------------------      -----------------------------------------

                                               1999           1998           1997            1999          1998            1997
                                           -----------     -----------    ---------      -----------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.................. $   168,536     $    87,004    $   23,618     $   (66,405)  $    13,319     $    13,761
   Net realized gain (loss)...............   1,775,493         339,445        28,304         757,878      (637,290)        (14,566)
   Change in unrealized appreciation
      (depreciation) on investments.......  (2,633,398)        891,041       269,561      13,987,219    (1,863,245)     (1,079,388)
                                           -----------     -----------    ----------     -----------   -----------     -----------
   Net increase (decrease) in net assets
      from operations.....................    (689,369)      1,317,490       321,483      14,678,692    (2,487,216)     (1,080,193)
                                           -----------     -----------    ----------     -----------   -----------     -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..................   7,146,178       5,099,897     1,149,748       4,138,455     2,442,975         323,739
   Benefits and other policy-related
      transactions (Note 3)...............  (2,808,209)     (1,485,166)     (154,351)     (1,720,293)     (488,932)         (7,501)
   Net transfers among funds and
      guaranteed interest account.........   1,469,187       6,086,532     4,539,465      16,198,446     4,158,460       2,483,527
                                           -----------     -----------    ----------     -----------   -----------     -----------
   Net increase (decrease) in net assets
      from policy-related transactions....   5,807,156       9,701,263     5,534,862      18,616,608     6,112,503       2,799,765
                                           -----------     -----------    ----------     -----------   -----------     -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...........     (67,263)     (1,334,566)    1,202,723      (1,953,290)        2,496       4,001,184
                                           -----------     -----------    ----------     -----------   -----------     -----------

INCREASE (DECREASE) IN NET ASSETS.........   5,050,524       9,684,187     7,059,068      31,342,010     3,627,783       5,720,756
NET ASSETS
   BEGINNING OF PERIOD....................  16,743,255       7,059,068            --       9,348,539     5,720,756              --
                                           -----------     -----------    ----------     -----------   -----------     -----------
NET ASSETS
   END OF PERIOD.......................... $21,793,779     $16,743,255    $7,059,068     $40,690,549   $ 9,348,539     $ 5,720,756
                                           ===========     ===========    ==========     ===========   ===========     ===========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                            --------------------------------------------------------------------------------------
                                                    ALLIANCE AGGRESSIVE STOCK                    ALLIANCE SMALL CAP GROWTH (A)
                                            ---------------------------------------------   --------------------------------------

                                                 1999           1998            1997           1999         1998           1997
                                            --------------  -------------   -------------   -----------  -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..................  $   (2,318,415) $  (1,119,907)  $  (3,987,514)  $  (284,347) $  (211,223)  $   (37,351)
   Net realized gain (loss)...............      33,754,225      6,840,149     107,947,093     4,345,484   (7,585,521)      (63,375)
   Change in unrealized appreciation
      (depreciation) on investments.......     132,094,676     (5,980,406)    (13,921,615)   15,295,322    8,009,143       771,812
                                            --------------  -------------   -------------   -----------  -----------   -----------
   Net increase (decrease) in net assets
      from operations.....................     163,530,486       (260,164)     90,037,964    19,356,459      212,399       671,086
                                            --------------  -------------   -------------   -----------  -----------   -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..................     145,241,493    172,792,283     179,662,167    16,092,219   14,863,783     2,947,848
   Benefits and other policy-related
      transactions (Note 3)...............    (117,102,087)  (115,442,947)   (107,529,554)   (5,542,747)  (3,897,615)     (599,875)
   Net transfers among funds and
      guaranteed interest account.........    (113,016,006)   (43,660,488)      1,712,877    (8,085,585)  15,043,596    19,670,856
                                            --------------  -------------   -------------   -----------  -----------   -----------
   Net increase (decrease) in net assets
      from policy-related transactions....     (84,876,600)    13,688,848      73,845,490     2,463,887   26,009,764    22,018,829
                                            --------------  -------------   -------------   -----------  -----------   -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...........       2,197,124       (541,559)        223,792       (99,856)  (1,460,161)    1,208,014
                                            --------------  -------------   -------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........      80,851,010     12,887,125     164,107,246    21,720,490   24,762,002    23,897,929
NET ASSETS
   BEGINNING OF PERIOD....................     971,194,053    958,306,928     794,199,683    48,659,931   23,897,929            --
                                            --------------  -------------   -------------   -----------  -----------   -----------
 NET ASSETS
   END OF PERIOD..........................  $1,052,045,063  $ 971,194,053   $ 958,306,929   $70,380,421  $48,659,931   $23,897,929
                                            ==============  =============   =============   ===========  ===========   ===========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,



                                                      --------------------------------------------------------------
                                                         EQ/                          MFS EMERGING
                                                      EVERGREEN (C)                 GROWTH COMPANIES (A)
                                                      -------------    ---------------------------------------------

                                                         1999              1999              1998             1997
                                                      -------------    ------------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................    $      81        $   (640,976)     $  (156,515)     $     5,523
   Net realized gain (loss).......................           20          17,547,129        4,270,964          458,032
   Change in unrealized appreciation
      (depreciation) on investments...............        1,450          70,081,784        6,824,857          171,320
                                                      ---------        ------------      -----------      -----------
   Net increase (decrease) in net assets
      from operations.............................        1,551          86,987,937       10,939,306          634,875
                                                      ---------        ------------      -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..........................        6,341          32,825,036       11,533,783        1,598,358
   Benefits and other policy-related
      transactions (Note 3).......................         (434)        (13,737,378)      (2,705,605)        (294,924)
   Net transfers among funds and
      guaranteed interest account.................       21,204          76,182,753       25,975,152        8,886,415
                                                      ---------        ------------      -----------      -----------
   Net increase (decrease) in net assets
      from policy-related transactions............       27,111          95,270,411       34,803,330       10,189,849
                                                      ---------        ------------      -----------      -----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...................           18             (72,131)      (2,575,513)       2,004,977
                                                      ---------        ------------      -----------      -----------

INCREASE (DECREASE) IN NET ASSETS.................       28,680         182,186,217       43,167,123       12,829,701
NET ASSETS
   BEGINNING OF PERIOD............................           --          55,996,824       12,829,701               --
                                                      ---------        ------------      -----------      -----------
NET ASSETS
   END OF PERIOD..................................    $  28,680        $238,183,041      $55,996,824      $12,829,701
                                                      =========        ============      ===========      ===========


                                                      ----------------------------------------------------------
                                                                 EQ/
                                                             EVERGREEN                       MERRILL LYNCH
                                                            FOUNDATION(C)                  WORLD STRATEGY (A)
                                                      -------------------------       --------------------------
                                                         1999           1999             1998            1997
                                                      ---------      ----------       ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................    $      29      $   22,881       $   24,281      $   14,446
   Net realized gain (loss).......................          302         265,460           19,432          35,369
   Change in unrealized appreciation
      (depreciation) on investments...............       (1,505)        665,736          225,660         (37,926)
                                                      ---------      ----------       ----------      ----------
   Net increase (decrease) in net assets
      from operations.............................       (1,174)        954,077          269,373          11,889
                                                      ---------      ----------       ----------      ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)..........................           93       1,304,821        1,050,984         334,133
   Benefits and other policy-related
      transactions (Note 3).......................          (53)       (511,416)        (294,100)        (41,646)
   Net transfers among funds and
      guaranteed interest account.................        2,377        (504,202)       1,271,852       1,374,499
                                                      ---------      ----------       ----------      ----------
   Net increase (decrease) in net assets
      from policy-related transactions............        2,417         289,203        2,028,736       1,666,986
                                                      ---------      ----------       ----------      ----------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)...................        1,605        (999,768)        (849,043)      2,000,771
                                                      ---------      ----------       ----------      ----------

INCREASE (DECREASE) IN NET ASSETS.................        2,848         243,512        1,449,066       3,679,646
NET ASSETS
   BEGINNING OF PERIOD............................           --       5,128,712        3,679,646              --
                                                      ---------      ----------       ----------      ----------
NET ASSETS
   END OF PERIOD..................................    $   2,848      $5,372,224       $5,128,712      $3,679,646
                                                      =========      ==========       ==========      ==========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                      -------------------------------------------------------------------
                                                                                                                EQ/PUTNAM
                                                                         BT                       EQ/PUTNAM       INTER-
                                                      BT EQUITY     INTERNATIONAL   JPM CORE      INVESTORS     NATIONAL
                                                      500 INDEX     EQUITY INDEX      BOND          GROWTH       EQUITY
                                                      ---------    --------------  ----------     ---------     --------

                                                        1999           1999            1999          1999        1999
                                                      ---------    --------------  ----------     ---------     --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income........................      $     71     $         8     $       99     $      (5)     $     12
   Net realized gain (loss).....................            53               9              0           224            37
   Change in unrealized appreciation
      (depreciation) on investments.............         1,051              69           (116)          736             1
                                                      --------     -----------     ----------     ---------      --------
   Net increase (decrease) in net assets
      from operations...........................         1,175              86            (17)          955            50
                                                      --------     -----------     ----------     ---------      --------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)........................         9,476              --             --        10,348           666
   Benefits and other policy-related
      transactions (Note 3).....................        (1,279)             (8)           (70)          (96)           --
   Net transfers among funds and
      guaranteed interest account...............         9,316           1,182          2,277           199            --
                                                      --------     -----------     ----------     ---------      --------
   Net increase (decrease) in net assets
      from policy related-transactions..........        17,513           1,174          2,207        10,451          666
                                                      --------     -----------     ----------     ---------      --------
NET INCREASE (DECREASE) IN AMOUNT
   RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT FP (Note 4)..............            11              --              2             5            --
                                                      --------     -----------     ----------     ---------      --------
INCREASE (DECREASE) IN NET ASSETS...............        18,699           1,260          2,192        11,411           716
NET ASSETS
   BEGINNING OF PERIOD..........................            --              --             --            --            --
                                                      --------     -----------     ----------     ---------      --------
NET ASSETS
   END OF PERIOD................................      $ 18,699     $     1,260     $    2,192     $  11,411      $    716
                                                      ========     ===========     ==========     =========      ========

-------------------------
See Notes to Financial Statements.
(a) Commencement of Operations on May 1, 1997.
(b) Commencement of Operations on August 20, 1997.
(c) Commencement of Operations on June 4, 1999.
(d) Commencement of Operations on August 30, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   General

     Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives.

     For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new portfolios of EQAT for the portfolios of HRT was performed. At that time assets of each of the HRT portfolios were transferred to the corresponding new portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

     Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, was investment adviser for all HRT portfolios. Post substitution, Alliance continues as investment adviser for the Alliance portfolios (including EQ/Alliance Premier Growth).

     Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

     AXA Advisors, LLC, and Equitable Distributors, Inc., earn fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

     The Account consists of thirty-five variable investment options of which twenty-two are reported herein:

        o Alliance Money Market
        o Alliance High Yield
        o Alliance Common Stock
        o EQ/Alliance Premier Growth
        o Capital Guardian Research
        o Capital Guardian U.S. Equity
        o Merrill Lynch Basic Value Equity
        o MFS Growth with Income
        o MFS Research
        o EQ/Putnam Growth & Income Value
        o Morgan Stanley Emerging Markets Equity
        o Alliance Aggressive Stock
        o Alliance Small Cap Growth
        o EQ/Evergreen
        o MFS Emerging Growth Companies
        o EQ/Evergreen Foundation
        o Merrill Lynch World Strategy
        o BT Equity 500 Index
        o BT International Equity Index
        o JPM Core Bond
        o EQ/Putnam Investors Growth
        o EQ/Putnam International Equity



+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.   General (Continued)

     The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

     The Account supports the operations of various Equitable life insurance products. These products are sold through both Equitable's Agent Distribution Channel and Equitable's Independent Broker Dealer Distribution Channel. These financial statement footnotes discuss the products, charges and investment return applicable to those life insurance products (Incentive Life, Incentive Life Plus, Survivorship Incentive Life and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution Channel.

     All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

     Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $(140,321,294), $56,300,263, and $165,714,430 for the years ended 1999, 1998 and 1997, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

     The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

     Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution Channel have charges currently for Incentive Life, Incentive Life Plus and Survivorship Incentive Life of .60% , and for Survivorship 2000 of .90%. The products sold through Equitable Life's Agent Distribution Channel have charges ranging from 0.60% to 1.80% depending on the features of those products.


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.   Asset Charges

     Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:

                                         Mortality and
                                            Expense         Mortality     Administrative       Total
                                        ----------------   -----------   ----------------     --------
            Incentive Life,
            Incentive Life 2000,
            Incentive Life Plus
            Second Series,
            Champion 2000 (a)                 .60%             --               --               .60%
            IL Plus Original
            Series, IL COLI (b)               .85%             --               --               .85%
            Survivorship Incentive
            Life (a)                          .60%             --               --               .60%
            Survivorship 2000 (a)             .90%             --               --               .90%
            IL Protector (a)                  .80%             --               --               .80%
            SP Flex (a)                       .85%            .60%             .35%             1.80%

      -----------------------------
     (a)   Charged to daily net assets of the Account.
     (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.

     Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

     Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

4.   Amounts Retained by Equitable Life in Separate Account FP

     The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and
     (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

     Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

     The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:


                                                                             YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------
     VARIABLE INVESTMENT OPTIONS                                   1999             1998              1997
     ---------------------------                                   ----             ----              ----
        Alliance Money Market                                   $  (531,900)     $(1,591,380)          --
        Alliance High Yield                                       1,254,634       (1,839,368)          --



        + Formerly known as Equitable Variable Life Insurance Company
          Separate Account FP.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


4.   Amounts Retained by Equitable Life in Separate Account FP (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------------------------
     VARIABLE INVESTMENT OPTIONS                                          1999               1998               1997
     ---------------------------                                          ----               ----               ----
         Alliance Common Stock                                        $(24,309,506)      $(17,381,053)       $       --
         EQ/Alliance Premier Growth                                        (60,529)                --                --
         Capital Guardian Research                                              --                 --                --
         Capital Guardian U.S. Equity                                           --                 --                --
         Merrill Lynch Basic Value Equity                                 (196,510)        (1,459,281)        1,200,000
         MFS Growth with Income                                             29,599                 --                --
         MFS Research                                                     (218,336)        (2,558,541)        2,000,000
         EQ/Putnam Growth & Income Value                                  (177,637)        (1,391,562)        1,200,000
         Morgan Stanley Emerging Markets Equity                         (2,019,694)           (21,425)        4,000,000
         Alliance Aggressive Stock                                      (3,284,577)        (6,122,856)               --
         Alliance Small Cap Growth                                        (384,204)        (1,675,446)        1,200,000
         EQ/Evergreen                                                           --                 --                --
         MFS Emerging Growth Companies                                    (713,109)        (2,732,997)        2,000,000

     ASSET ALLOCATION OPTIONS
     ------------------------
         EQ/Evergreen Foundation                                                --                 --                --
         Merrill Lynch World Strategy                                   (1,018,674)          (861,511)        2,000,000
         BT Equity 500 Index                                                   (21)                --                --
         BT International Equity Index                                          --                 --                --
         JPM Core Bond                                                          --                 --                --
         EQ/Putnam Investors Growth                                             --                 --                --
         EQ/Putnam International Equity                                         --                 --                --


5.   Distribution and Servicing Agreements

     Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.   Investment Returns

     The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

     The Separate Account rates of return attributable to Incentive Life, Survivorship Incentive Life and Incentive Life Plus policyowners are different than those attributable to Survivorship 2000 policyowners because asset charges are deducted at different rates under each policy (see Note 3).


+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
-----------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                   1999
---------------------                   ----
Gross return.....................       4.71%
Net return.......................       4.10%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                     1999
-------------------                     ----
Gross return.....................      (3.58)%
Net return.......................      (4.16)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
----------------------                  ----
Gross return.....................      24.88%
Net return.......................      24.13%

                                     JUNE 4 (C) TO
                                     DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return.....................      18.97%
Net return.......................      18.52%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH               1999
-------------------------               ----
Gross return.....................       7.10%
Net return.......................       6.67%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----

Gross return.....................       3.76%
Net return.......................       3.32%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----
Gross return.....................      19.00%
Net return.......................      18.23%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                          YEAR ENDED
                                          DECEMBER 31,
                                         -------------
MFS GROWTH WITH INCOME                       1999
----------------------                       ----
Gross return.........................        8.76%
Net return...........................        8.06%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
MFS RESEARCH                                 1999
------------                                 ----
Gross return.........................       23.12%
Net return...........................       22.38%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
EQ/PUTNAM GROWTH & INCOME VALUE              1999
-------------------------------              ----
Gross return.........................       (1.27)%
Net return...........................       (1.95)%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
MORGAN STANLEY EMERGING MARKETS EQUITY       1999
--------------------------------------       ----
Gross return.........................       95.82%
Net return...........................       94.57%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
ALLIANCE AGGRESSIVE STOCK                    1999
-------------------------                    ----
Gross return.........................       18.55%
Net return...........................       17.83%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
ALLIANCE SMALL CAP GROWTH                    1999
-------------------------                    ----
Gross return.........................       27.46%
Net return...........................       26.86%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         --------------
EQ/EVERGREEN                                 1999
------------                                 ----
Gross return.........................        9.70%
Net return...........................        9.06%

                                          YEAR ENDED
                                          DECEMBER 31,
                                         ---------------
MFS EMERGING GROWTH COMPANIES                1999
--------------------------------             ----
Gross return.........................       73.62%
Net return...........................       72.63%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS, INCENTIVE LIFE,
------------------------------------
SURVIVORSHIP INCENTIVE LIFE*
----------------------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return.....................       7.38%
Net return.......................       6.72%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY            1999
----------------------------            ----
Gross return.....................      21.35%
Net return.......................      20.62%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT EQUITY 500 INDEX                     1999
-------------------                     ----
Gross return.....................      20.30%
Net return.......................      19.58%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT INTERNATIONAL EQUITY INDEX           1999
-----------------------------           ----
Gross return.....................      27.50%
Net return.......................      26.70%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
JPM CORE BOND                           1999
---------------                         ----
Gross return.....................      (1.64)%
Net return.......................      (2.19)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INVESTORS GROWTH              1999
--------------------------              ----
Gross return.....................      30.24%
Net return.......................      29.48%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INTERNATIONAL EQUITY          1999
------------------------------          ----
Gross return.....................      60.24%
Net return.......................      59.29%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE MONEY MARKET                   1999
---------------------                   ----
Gross return.....................       4.71%
Net return.......................       3.78%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE HIGH YIELD                     1999
-------------------                     ----
Gross return.....................      (3.35)%
Net return.......................      (4.45)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
ALLIANCE COMMON STOCK                   1999
----------------------                  ----
Gross return.....................      24.88%
Net return.......................      23.76%

                                    JUNE 4 (C) TO
                                     DECEMBER 31,
                                  -----------------
EQ/ALLIANCE PREMIER GROWTH              1999
--------------------------              ----
Gross return.....................      18.97%
Net return.......................      18.28%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN RESEARCH               1999
-------------------------               ----
Gross return.....................       7.10%
Net return.......................       6.46%

                                    AUGUST 30 (C) TO
                                      DECEMBER 31,
                                  -----------------
CAPITAL GUARDIAN U.S. EQUITY            1999
----------------------------            ----
Gross return.....................       3.76%
Net return.......................       3.11%

                                    JUNE 4 (B) TO
                                      DECEMBER 31,
                                  -----------------
MERRILL LYNCH BASIC VALUE EQUITY        1999
--------------------------------        ----
Gross return.....................      19.00%
Net return.......................      18.23%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------


                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS GROWTH WITH INCOME                      1999
----------------------                      ----
Gross return.........................       8.76%
Net return...........................       7.74%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS RESEARCH                                1999
--------------                              ----
Gross return.........................      23.12%
Net return...........................      22.01%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
EQ/PUTNAM GROWTH & INCOME VALUE             1999
---------------------------------           ----
Gross return.........................      (1.27)%
Net return...........................      (2.25)%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MORGAN STANLEY EMERGING MARKETS EQUITY      1999
--------------------------------------      ----
Gross return.........................      95.82%
Net return...........................      93.98%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        ---------------
ALLIANCE AGGRESSIVE STOCK                   1999
-------------------------                   ----
Gross return.........................      18.55%
Net return...........................      17.43%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
ALLIANCE SMALL CAP GROWTH                   1999
-------------------------                   ----
Gross return.........................      27.46%
Net return...........................      26.47%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
EQ/EVERGREEN                                1999
------------                                ----
Gross return.........................       9.70%
Net return...........................       8.73%

                                         YEAR ENDED
                                         DECEMBER 31,
                                        --------------
MFS EMERGING GROWTH COMPANIES               1999
-----------------------------               ----
Gross return.........................      73.62%
Net return...........................      72.11%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.


                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

RATES OF RETURN:
SURVIVORSHIP 2000
-----------------


                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/EVERGREEN FOUNDATION                 1999
-----------------------                 ----
Gross return.....................       7.38%
Net return.......................       6.14%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
MERRILL LYNCH WORLD STRATEGY           1999
----------------------------           ----
Gross return.....................      21.35%
Net return.......................      20.62%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT EQUITY 500 INDEX                     1999
-------------------                     ----
Gross return.....................      20.30%
Net return.......................      19.22%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
BT INTERNATIONAL EQUITY INDEX           1999
-----------------------------           ----
Gross return.....................      27.50%
Net return.......................      26.32%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
JPM CORE BOND                           1999
-------------                           ----
Gross return.....................      (1.64)%
Net return.......................      (2.48)%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INVESTORS GROWTH              1999
--------------------------              ----
Gross return.....................      30.24%
Net return.......................      29.09%

                                     YEAR ENDED
                                     DECEMBER 31,
                                  -----------------
EQ/PUTNAM INTERNATIONAL EQUITY          1999
------------------------------          ----
Gross return.....................      60.24%
Net return.......................      58.81%


-------------------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.
 * Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflect performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the Portfolio's commencement date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.

                                     FSA-26

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


DIRECTORS AND PRINCIPAL OFFICERS

         Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


---------------------------------------------------------------       ----------
                                                                             A-1

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of  Equitable  Life (since July 1992).  Member of the AXA  Management
AXA                                     Board  and Group  Executive  President,  Human  Resources,  Communication  and
23 Avenue Matignon                      Synergies of AXA (since January 2000).  Prior thereto,  Senior  Executive Vice
75008 Paris, France                     President,  AXA (1993-2000).  Director or officer of various  subsidiaries and affiliates of the AXA Group.
------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director of Equitable Life (since  September  1993).  Chairman of the Board of
AXA                                     AXA  Financial  (since  April 1998);  Vice  Chairman  (February  1996 to April
23 Avenue Matignon                      1998).  Vice Chairman of AXA's  Management  Board (since January 2000).  Prior
75008 Paris, France                     thereto,  Senior  Executive  Vice  President,   Financial  Services  and  Life
                                        Insurance Activities in the United States, Germany, the United Kingdom and
                                        Benelux (1996 to 2000); Executive Vice President, Financial Services and Life
                                        Insurance Activities (1993 to 1996) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of DLJ and Alliance
                                        Capital Management Corporation, the general partner of Alliance Holding and
                                        Alliance.
------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne                        Director  of  Equitable  Life  (since  May  1982).  Retired  Chairman  of  The
The McGraw-Hill Companies               McGraw-Hill  Companies  (since January 2000);  prior thereto,  Chairman (April
1221 Avenue of the Americas             1988 to January 2000) and Chief Executive  Officer (April 1983 to April 1998).
New York, NY 10020                      Director of The McGraw-Hill  Companies,  Harris  Corporation and Ryder System,
                                        Inc. Director of AXA Financial, Inc. (since May, 1992).
------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director of Equitable Life (since  February  1998).  Executive Vice President,
AXA                                     International  (US-UK-Benelux)  AXA and member of AXA  Executive  Board (since
23, Avenue Matignon                     January, 2000). Director,  Alliance (since February 1996) and Donaldson Lufkin
75008 Paris, France                     & Jenrette ("DLJ")(since February 1997).
------------------------------------------------------------------------------------------------------------------------


--------     -----------------------------------------------------------------------------------------------------------
A-2

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable Life (since July 1992).  Vice Chairman of the Management
Rhone-Poulenc S.A.                      Board of Aventis (since  December  1999).  Prior  thereto,  Chairman and Chief
25, Quai Paul Doumer                    Executive  Officer of Rhone-Poulenc,  S.A. (1986 to December 1999).  Member of
92408 Courbevoie Cedex                  the Supervisory Board of AXA. Director of Schneider S.A., Paribas,  and Groupe
France                                  Pernod-Ricard.   Member  of  the  Consulting  Council  of  Banque  de  France.
                                        Director, AXA Financial (since July, 1992).
------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable Life (since March 1989). President of Xavier University
Xavier University of Louisiana          of Louisiana; Director, First National Bank of Commerce, New Orleans, LA,
7325 Palmetto Street                    Piccadilly Cafeterias, Inc., and Entergy Corporation.
New Orleans, LA 70125
------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb,
LeBouef, Lamb, Greene & MacRae,         Greene & MacRae, L.L.P. (since 1999). Prior thereto, Partner of the firm
  L.L.P.                                (1965 to 1999). Director of AXA Financial (since May 1992).
125 West 55th Street
New York, NY 10019-4513
------------------------------------------------------------------------------------------------------------------------
John T. Hartley                         Director of Equitable Life (since August 1987). Currently a Director and
1025 NASA Boulevard                     retired Chairman and Chief Executive Officer of Harris Corporation (retired
Melbourne, FL 32919                     July 1995); previously held other officerships with Harris Corporation.
                                        Director of AXA Financial (since May 1992); Director of the McGraw Hill
                                        Companies.
------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.                   Director of Equitable Life (since July 1992); Director of AXA Financial
SBC Warburg Dillon Read LLC             (since July 1992); Director, Senior Advisor of Warburg Dillon Read LLC (since
535 Madison Avenue                      1999); Prior thereto, Managing Director and member of its Board of Directors
New York, NY 10022                      (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                        1998); Director, Pall Corporation (since November 1998).
------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director of Equitable Life (since December 1996). Corporate Vice President,
BESTFOODS                               Core Business Development of Bestfoods (since June 1999). Prior thereto,
International Plaza                     President, Bestfoods Grocery and Vice President, Bestfoods (formerly CPC
700 Sylvan Avenue                       International, Inc.)(1997 to 1999). President, Bestfoods Specialty Markets
Englewood Cliffs, NJ 07632-9976         Group (1993 to 1997); Director, Hunt Corporation and PACTIV Corporation.
                                        Director, AXA Financial (since December
                                        1996).
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------      ----------
                                                                                                                     A-3

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable Life (since July 1992). President, Jarmain Group Inc.
Jarmain Group Inc.                      (since 1979); and officer or director of several affiliated companies.
121 King Street West                    Director, DLJ (since October 1992), AXA Insurance (Canada), Anglo Canada
Suite 2525                              General Insurance Company, and AXA Pacific Insurance Company, and Alternate
Toronto, Ontario M5H 3T9                Director, AXA Asia Pacific Holdings Limited. Chairman (non-executive) and
Canada                                  Director, FCA International Ltd. (January 1994 to May 1998). Director of AXA
                                        Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable Life (since July 1992). Partner, Cravath, Swaine &
Cravath, Swaine & Moore                 Moore. Director, Eramet.
825 Eighth Avenue
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse
Credit Suisse, First Boston             First Boston (since March 1999). Chairman and Chief Executive Officer (1981
64, rue de Miromesnel                   to February 1999)(now Honorary Chairman) Schneider Electric. Member of the
75008 Paris, France                     Supervisory Board of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc,
                                        S.A.), Sema Group PLC (UK), Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA Financial, Inc.
                                        (since February 1996).
------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director of Equitable Life (since May 1987). Retired Chairman and Chief
P.O. Box 397                            Executive Officer of American Cyanamid Company (retired April 1993);
Newton, NJ 07860                        previously held other officerships with American Cyanamid. Director of AXA
                                        Financial (since May 1992) and Coulter Pharmaceutical (since May 1987).
------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin
St. John's University                   College of Business Administration, St. John's University (since August
8000 Utopia Parkway                     1998); Chief Financial Officer, Chase Manhattan Corp. (1985 to 1997).
Jamaica, NY 11439
------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of Equitable Life (since March 1991). Chairman (since 1977) and
Alliance Capital Management             former Chief Executive Officer (1977 to January 1999), of Alliance, and
Corporation                             Chairman or Director of numerous subsidiaries and affiliated companies of
1345 Avenue of the Americas             Alliance. Senior Executive Vice President of AXA (since January 1997).
New York, NY 10105                      Director of AXA Financial (since May 1992).
------------------------------------------------------------------------------------------------------------------------


-------      -----------------------------------------------------------------------------------------------------------
A-4

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Hegarty                         Director of Equitable Life (since January 1998). President (since January
                                        1998) and Chief Operating Officer (since February 1998), Equitable Life.
                                        Senior Vice Chairman (since November 1999), Vice Chairman (since April 1998),
                                        Senior Executive Vice President (January 1998 to April 1998), and Director
                                        and Chief Operating Officer (both since January 1998), AXA Financial.
                                        Director, President and Chief Operating Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions & Equitable Distribution Holding Corp.
                                        (since September 1999). Vice Chairman (from 1996 to 1997), Chase Manhattan
                                        Corporation. Vice Chairman (from 1995 to 1996) and Senior Executive Vice
                                        President (from 1991 to 1995), Chemical Bank. Director, ACMC, Inc.
                                        ("ACMC")(since March 1998). Trustee, EQ Advisors Trust. Director, Equitable
                                        Capital Management Corporation ("ECMC") (since March 1998); Alliance and DLJ
                                        (both since May 1998).
------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Director of Equitable Life (since August 1997). Chairman of the Board (since
                                        January 1998), Chief Executive Officer (since August 1997), President (August
                                        1997 to January 1998), Equitable Life. Director, President and Chief
                                        Executive Officer, (all since August 1997), AXA Financial. Director, Chairman of the Board and Chief Executive Officer, Equitable of Colorado (since
                                        December 1999); AXA Client Solutions and Equitable Distribution Holding Corp.
                                        (since September 1999). Member of the Management Board of AXA (since January
                                        2000); Senior Vice Chairman, Chase Manhattan Corporation (March 1996 to April
                                        1997). President (January 1994 to March 1996) and Vice Chairman (December
                                        1991 to January 1994), Chemical Bank. Director, Alliance (since August 1997),
                                        DLJ (since November 1997), ECMC (since March 1998), ACMC, Inc. (since March
                                        1998), and AXA Canada (since September 1998). Director, KeySpan Energy.
------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                        Director and Vice Chairman of the Board (since February 1998), and Chief
                                        Financial Officer (since May 1996), Equitable Life. Vice Chairman of the
                                        Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President (February 1998 to November
                                        1999), AXA Financial. Director, Vice Chairman and Chief Financial Officer
                                        (since December 1999) Equitable of Colorado; AXA Client Solutions, LLC and
                                        Equitable Distributions Holding Corp. (since September 1999). Vice President
                                        (until 1998), EQ Advisors Trust. Director, Alliance (since July 1997), and
                                        DLJ (since June 1997). Prior thereto, Chairman, Insurance Consulting and
                                        Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------      ----------
                                                                                                                     A-5

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President (since February 1998) and Chief Information Officer
                                        (since November 1994), Equitable Life. Previously held other officerships with Equitable Life; Director, J.M.R. Realty Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Derry E. Bishop                         Executive Vice President (since September 1998), Chief Agency Officer, (since
                                        December 1997), and Senior Vice President (January 1995 to September 1998),
                                        Equitable Life; Director and Executive Vice President, AXA Advisors LLC and
                                        Executive Vice President and Chief Agency Officer, AXA Client Solutions, LLC
                                        (all since September 1999). Prior thereto, Director (since 1995) and
                                        Executive Vice President (since 1994) EQF (now AXA Advisors).
------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President, Equitable Life. Senior Vice President, AXA Financial.
                                        Director and Chairman, Frontier Trust Company ("Frontier"). Director, EQF
                                        (now AXA Advisors)(until September 1999). Executive Vice President and
                                        Director (since September 1999), AXA Advisors, Director (until May 1996),
                                        Equitable Distributors, Inc. ("EDI"). Director and Senior Vice President, AXA
                                        Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                        Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior
                                        Vice President and Treasurer, AXA Client Solutions, LLC and Equitable
                                        Distributors (since September 1999); Equitable of Colorado (since December
                                        1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                        President and Chief Executive Officer (since September 1997), and prior thereto, Vice President and Treasurer, Equitable Casualty Insurance Company
                                        ("Casualty"). Vice President and Treasurer, EQ Advisors Trust (since March
                                        1997). Director, Chairman, President and Chief Executive Officer, Equitable
                                        JV Holdings (since August 1997). Director (since July 1997), and Senior Vice
                                        President and Chief Financial Officer (since April 1998), ACMC and ECMC.
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
John A. Caroselli                       Executive Vice President (since September 1998), Equitable Life;
                                        Senior Vice President, Equitable Life (February 1998 to September 1998);
                                        Senior Vice President, Chase Manhattan Corp. (1996 to 1998); Vice President,
                                        Chemical Bank (1991 to 1996).
------------------------------------------------------------------------------------------------------------------------

--------     -----------------------------------------------------------------------------------------------------------
A-6

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett                         Senior Vice President, Equitable Life, (since September 1996) and Actuary
                                        (September 1996 to December 1998). Partner and Senior Actuarial Consultant,
                                        Coopers & Lybrand L.L.P. (January 1989 to August 1996).
------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and Controller, Equitable Life and AXA Financial.
                                        Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                                        December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior Vice President and Auditor, Equitable Life. Vice President and
                                        Auditor, AXA Financial.
------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive Vice President and Chief Legal Officer (since November
                                        1999), Equitable Life; prior thereto, Executive Vice President and General
                                        Counsel. General Counsel of AXA Financial. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Senior Vice President (since September 1999), Chief Compliance
                                        Officer and Associate General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Michael S. Martin                       Executive Vice President (since September 1998) and Chief Marketing Officer
                                        (since December 1997), Equitable Life; prior thereto, Senior Vice President and Chief Marketing Officer. Chairman and Chief Executive Officer, AXA
                                        Advisors LLC (since September 1999). Vice President, EQ Advisors Trust (until
                                        April 1998). Director, Equitable Underwriting and Sales Agency (Bahamas),
                                        Ltd. and AXA Network, LLC; President (since February 2000); Executive Vice
                                        President (since December 1998), Colorado; prior thereto, Director and Senior
                                        Vice President (since December 1998). Previously held other officerships with
                                        Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis                      Executive Vice President, Equitable Life (since May 1998);
                                        Executive Vice President, Chase Manhattan Corporation (January 1983 to
                                        June 1997); Director, EQF (now AXA Advisors)(October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------      ----------
                                                                                                                     A-7

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive Vice President and Chief Investment Officer, Equitable Life.
                                        Executive Vice President (since May 1995) and Chief Investment Officer (since
                                        July 1995), AXA Financial. Chairman, President and Trustee (since March
                                        1997), EQ Advisors Trust. Executive Vice President and Chief Investment
                                        Officer, Equitable of Colorado (since December 1999), Executive Vice
                                        President, AXA Client Solutions (since September 1999). Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President, EQF
                                        (now AXA Advisors)(November 1996 to September 1999). Director, EREIM Managers
                                        Corp. (since July 1997), and EREIM LP Corp. (since October 1997).
------------------------------------------------------------------------------------------------------------------------
Brian S. O'Neil                         Executive Vice President, Equitable Life (since June 1998).
                                        Executive Vice President, AXA Financial and AXA Client Solutions (since
                                        September 1999). Director of Investment, AXA Investment Management (January 1998
                                        to June 1998); Chief Investment Officer, AXA Investment Management (July 1995 to
                                        January 1998). Trustee (since September 1999), EQ Advisors Trust.
------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President, Equitable Life and AXA Client Solutions (since
                                        September 1999). Director, Chairman and Chief Operating Officer, Casualty,
                                        (since September 1997). Director, Equitable Agri-Business, Inc. (until June
                                        1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------
Pauline Sherman                         Senior Vice President (since February 1999); Vice President, Secretary and
                                        Associate General Counsel, Equitable Life and AXA Financial, (since September
                                        1995). Senior Vice President, Secretary and Associate General Counsel, AXA
                                        Financial and AXA Client Solutions (since November 1999). Senior Vice
                                        President and Secretary, Equitable of Colorado (since December 1999).
                                        Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Senior Vice President (since February 1995) and General Counsel (since
                                        November 1999) Equitable Life; prior thereto, Deputy General Counsel
                                        (1996-1999). Senior Vice President and Associate General Counsel, AXA
                                        Financial (since September 1996). Senior Vice President and General Counsel,
                                        AXA Client Solutions (since November 1999). Vice President and General
                                        Counsel, Equitable of Colorado (since December 1999). Director, AXA Advisors.
                                        Senior Vice President and General Counsel, EIC (June 1997 to March 1998).
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------

--------     -----------------------------------------------------------------------------------------------------------
A-8

------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Senior Executive Vice President (since February 1998), Chief Distribution
                                        Officer (since December 1997) and Chief Agency Officer (August 1994 to
                                        December 1997), Equitable Life. Senior Executive Vice President and Chief
                                        Distribution Officer, AXA Client Solutions (since September 1999). Senior
                                        Executive Vice President, Equitable of Colorado (since December 1999).
                                        Executive Vice President (since May 1996), AXA Financial. Chairman (since
                                        December 1997), EDI. Prior thereto, Agency Manager.
------------------------------------------------------------------------------------------------------------------------
Gregory G. Wilcox                       Executive Vice President (since September 1998), Senior Vice President
                                        (May 1992 to September 1998), Equitable Life. Executive Vice President
                                        (since November 1999), AXA Financial; prior thereto, Senior Vice President.
------------------------------------------------------------------------------------------------------------------------
R. Lee Wilson                           Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                        (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA
                                        Client Solutions (since September 1999). Prior thereto, Executive Vice
                                        President, Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------

APPENDIX B


---------------------------------------------------------------       ----------
                                                                             B-1
OUR DATA ON MARKET PERFORMANCE

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios, and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

Barron's                                Money Management Letter
Morningstar's Variable                  Investment Dealers Digest
   Annuities/Life                       National Underwriter
Business Week                           Pension & Investments
Forbes                                  USA Today
Fortune                                 Investor's Daily
Institutional Investor                  The New York Times
Money                                   The Wall Street Journal
Kiplinger's Personal Finance            The Los Angeles Times
Financial Planning                      The Chicago Tribune
Investment Advisor
Investment Management Weekly

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

The following chart presents historical return trends for various types of securities. The

-------     --------------------------------------------------------------------
B-2

information presented does not directly relate to the performance of our variable investment options or the Trust. Nevertheless, it may help you gain a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your policy's premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward. The chart below illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1999 for the types of securities indicated in the chart. These rates of return assume the reinvestment of dividends, capital gains and interest. The Consumer Price Index is also shown as a measure of inflation for comparison purposes. The investment return information presented is an historical record of unmanaged categories of securities. In addition, the rates of return shown do not reflect either (1) investment management fees and expenses, or (2) costs and charges associated with ownership of a variable life insurance policy.

The rates of return illustrated do not represent returns of our variable investment options or the Portfolios and do not constitute a representation that the performance of those options or the Portfolios will correspond to rates of return such as those illustrated in the chart.

--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------
FOR THE FOLLOWING                          LONG-TERM       LONG-TERM    INTERMEDIATE-      U.S.
PERIODS ENDING                COMMON       GOVERNMENT      CORPORATE      TERM GOV'T     TREASURY   CONSUMER PRICE
DECEMBER 31, 1999             STOCKS         BONDS           BONDS           BONDS        BILLS         INDEX
--------------------------------------------------------------------------------------------------------------------
1 Year                         21.04%         (8.96)%        (7.45)%       (1.77)%          4.68%       2.81%
3 Years                        27.56           6.04           5.01          5.47            4.93        2.04
5 years                        28.55           9.24           8.35          6.95            5.12        2.39
10 years                       18.20           8.79           8.36          7.20            4.92        2.94
20 years                       17.87          10.69          10.66          9.53            6.89        4.01
30 years                       13.72           8.94           9.17          8.68            6.69        5.12
40 years                       12.22           7.01           7.24          7.35            5.98        4.46
50 years                       13.61           5.56           5.97          6.12            5.15        4.01
60 years                       12.86           5.17           5.42          5.39            4.34        4.24
Since 1926                     11.35           5.12           5.61          5.22            3.79        3.07
Inflation Adjusted              8.03           1.98           2.46          2.08            0.69        0.00
   Since 1926
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------     --------
                                                                             B-3

Source: Ibbotson, Roger G. and Rex A. Sinquefield, STOCKS, BONDS, BILLS, AND INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 2000 YEARBOOK,(TM)Ibbotson Associates, Inc., Chicago. All rights reserved.

Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

Long-Term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

Long-Term Corporate Bonds -- For the period 1969-1999, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969-1999; for the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

Intermediate-Term Government Bonds -- Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.

U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

Consumer Price Index -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES

INCENTIVE LIFE COLI
FLEXIBLE PREMIUM VARIABLE LIFE
INSURANCE POLICIES


SUPPLEMENT DATED MAY 1, 2000 TO
INCENTIVE LIFE PLUS PROSPECTUS
DATED MAY 1, 2000

(FOR POLICIES DISTRIBUTED BY AXA ADVISORS, LLC)


--------------------------------------------------------------------------------

This supplement modifies certain information in the prospectus dated May 1, 2000 for Incentive Life Plus flexible premium variable life insurance policies issued by Equitable Life. Subject to the rules discussed below, Equitable Life will offer a modified version of its Incentive Life Plus policy (the "Incentive Life COLI policy") to qualified offerees. This supplement describes the material differences between the Incentive Life COLI Policy and the Incentive Life Plus policy described in the prospectus.


Under our current rules, the Incentive Life COLI policy will be offered to corporations and partnerships that meet the following conditions at issue:

o a minimum of five policies are issued, each for a different eligible insured person;

o the persons proposed to be insured under the policies are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each of the policies must be remitted to us by the employer;

o the aggregate annualized first year planned periodic premium for all policies must be at least $150,000; and

o certain undertakings, which we may require in certain situations, have been submitted to us.


Set forth below are modifications to the discussion in the prospectus which are appropriate with respect to the Incentive Life COLI policy.


MINIMUM FACE AMOUNT. The minimum face amount for the Incentive Life COLI policy is $100,000.


FACE AMOUNT INCREASES. You may not request a face amount increase after you receive your Incentive Life COLI policy.

OPTIONAL RIDER BENEFITS. The optional benefits described in the Incentive Life Plus prospectus under the heading "Other Benefits You Can Add By Rider" are not available under the Incentive Life COLI Policy.


DEDUCTIONS FROM PREMIUMS. Rather than deducting the sales charge from premiums, we will deduct a sales charge from the policy's account value as part of the regular monthly deduction for each month during the policy's first ten policy years. The amount deducted each month will depend on the specifics of your policy.(1) The cumulative amount we deduct under this charge, however, will never exceed 6% of the premiums you have paid to date.

METHOD OF DEDUCTING MORTALITY AND EXPENSE RISK CHARGE. Rather than deducting this charge daily from investment performance (as we do for the Incentive Life Plus policies), we will deduct it from your policy's account value each month as part of our regular monthly deduction. The charge will be at an effective annual rate of .60% of the amount you have in the policy's investment options (not including any amounts we are holding as collateral for policy loans). We have the right, however, to increase this charge, but not to more than .90%.

CURRENT COST OF INSURANCE CHARGE RATES. Current cost of insurance rates during the first two years are generally lower than the current cost of insurance rates for the Incentive Life Plus policy. This relationship between the cost of insurance rates of the two policies is not guaranteed, however.


The reduction in the current charges that begins in the tenth policy year will grade up to an annual rate of .60% in the twenty-fifth policy year and later. This charge reduction (which, except for a difference in rate, is described in the prospectus under "Deducting


-------------------------
(1) For no policy, however, will it be higher than $0.78 per $1,000 of the policy's initial face amount or lower than $0.02 per $1,000.

EVM 166

2
--------------------------------------------------------------------------------

Policy Charges--Monthly Cost of Insurance Charge") applies on a current basis and is not guaranteed.


SURRENDER CHARGES. There is no administrative surrender charge under the Incentive Life COLI policies.


Subject to certain limits described below that apply during the first 5 years, the premium surrender charge for the Incentive Life COLI Policies will be the smaller of (a) 66% of one "target premium"(2) (or less for surrenders after the ninth year)(3) or (b) the sum of 24% of the amount of premiums you paid in your policy's first year up to one target premium and 3% of all additional premiums you pay in the first 15 years.


There is an additional limit that can reduce or eliminate the premium surrender charge if the Incentive Life COLI policy is surrendered during its first five years. The percentage reduction is as follows:


----------------------------------------------------------
 SURRENDER IN      PERCENT OF SURRENDER
 POLICY YEAR       CHARGES WAIVED
----------------------------------------------------------
 1                       100%
 2                        80%
 3                        60%
 4                        40%
 5                        20%
 6 and later               0%
----------------------------------------------------------

-------------------------

(2) The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics. The "target premium" used in computing surrender charges may differ from target premiums used for other purposes under the policies.

(3) Beginning in your policy's tenth year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 15th year. The initial amount of the surrender charge in clause
    (a) will be set forth in your policy. The lowest initial amount for clause
    (a) for any policy would be $2.38 for each $1,000 of initial face amount and the highest initial amount for clause (a) would be $27.59 per $1,000.

The Equitable Life Assurance Society
of the United States


ACCOUNTING BENEFIT ENDORSEMENT

SUPPLEMENT DATED MAY 1, 2000 TO
INCENTIVE LIFE AND INCENTIVE LIFE PLUS
PROSPECTUSES DATED MAY 1, 2000


--------------------------------------------------------------------------------


This supplement modifies certain information in the prospectuses dated May 1, 2000 for the Incentive Life and Incentive Life Plus flexible premium variable life insurance policies issued by Equitable Life.


Subject to the conditions discussed below, Equitable Life will offer an Endorsement to your Incentive Life or Incentive Life Plus policy (the "Endorsement") that will refund or waive all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.



Under our current rules, the Endorsement will be offered where the following conditions are met:


o a minimum of five policies are issued, each on the life of a different insured person;

o the persons proposed to be insured are deemed by us to be "highly compensated" individuals;
o the policies have an average face amount of at least $500,000;
o the initial premium under each of the policies is remitted to Equitable Life by the employer; and
o the aggregate annualized first year planned periodic premium for all policies is at least $150,000.


The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.


The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:



------------------------------------------------------
                   PERCENT OF
                   PREMIUM            PERCENT OF
 SURRENDER IN      DEDUCTION          SURRENDER
 POLICY YEAR       REFUNDED           CHARGES WAIVED
------------------------------------------------------
 1                   100%                100%
 2                    67%                 80%
 3                    33%                 60%
 4                     0%                 40%
 5                     0%                 20%
 6 and later           0%                  0%
------------------------------------------------------


For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:



o 67% of the charges that had been deducted from premiums (i.e., the sales charge and charge for taxes); and


o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender (which includes both the premium surrender charges and the administrative surrender charge).


Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate.


We will not approve Face Amount increases while the Endorsement is in effect.

EVM 163

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES

Incentive Life(SM)
Survivorship Incentive Life(SM)
Flexible premium variable life
insurance policies


                                         PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
                                         TO PROSPECTUS DATED MAY 1, 2000

                                         (FOR POLICIES DISTRIBUTED IN NEW YORK
                                         BY EQUITABLE DISTRIBUTORS, INC.)



--------------------------------------------------------------------------------

 THIS SUPPLEMENT IS APPLICABLE TO
 NEW YORK POLICIES ONLY.

 This supplement modifies certain information contained in the Prospectus you received for your Equitable variable life insurance policy listed above. You should keep this supplement with your prospectus. We will send you another copy of the prospectus, without charge, on written request.

 -----------------------------------------------------------------------------

 The following replaces the information about our address and phone numbers in your prospectus under "How to reach us":
 -----------------------------------------------------------------------------

 HOW TO REACH US

 To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us


----------------------------------------------------------
 BY MAIL:
----------------------------------------------------------
 at the Post Office Box for our Administrative Office:
 Equitable Life Client Services
 Radio City Station
 P.O. Box 808
 New York, New York 10101-0808
----------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
----------------------------------------------------------
 at the Street Address for our Administrative Office:
 Equitable Life Client Services
 135 W. 50th St., 10th Floor
 New York, New York 10020
----------------------------------------------------------
 BY TOLL-FREE PHONE:
----------------------------------------------------------
 1-888-228-6690
----------------------------------------------------------
 BY E-MAIL:
----------------------------------------------------------
 life-service@equitable.com
----------------------------------------------------------
 BY FAX:
----------------------------------------------------------
 1-212-641-7075
----------------------------------------------------------
 BY INTERNET:
----------------------------------------------------------
 Our Web site (www.equitable.com) can also provide you
 information. You can also access your policy information
 through our Web site by enrolling in EQAccess.
----------------------------------------------------------



 The rest of the information under "How to reach us" remains unchanged.


-----------------------------------------------------------------------------
 The following replaces the phone numbers in your prospectus under "Transferring your money among our investment options-Telephone transfers" and "More information about other matters-Telephone requests":
-----------------------------------------------------------------------------

 TELEPHONE TRANSFERS

 The phone number that is available if you are both the policy's insured person and its owner is 1-888-228-6690 (toll free) from a touch tone phone.

 All the other information in these sections of the prospectus remains unchanged.




 ----------------------------------------------------------------------------
 The following replaces the information in your prospectus under "More information about other matters-How we market the policies":
 ----------------------------------------------------------------------------

 HOW WE MARKET THE POLICIES


 We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors, Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly-owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1998 and 1999, we paid EDI fees of $35,582,313 and $46,957,345, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.



 We sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed


ProsSupp 7ANY (5/00)





                                                                           72122

----------------
       2
--------------------------------------------------------------------------------

 insurance agents who sell our policies are appointed as agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES

                                      PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
                                      TO THE INCENTIVE LIFE PLUS PROSPECTUS
Incentive Life COLI                   DATED MAY 1, 2000
Flexible premium variable life
insurance policies                    (FOR POLICIES DISTRIBUTED BY EQUITABLE
                                      DISTRIBUTORS, INC.)

--------------------------------------------------------------------------------


This supplement modifies certain information contained in the prospectus dated May 1, 2000 for Incentive Life Plus flexible premium variable life insurance policies issued by Equitable Life. Subject to the rules discussed below, Equitable Life will offer a modified version of its Incentive Life Plus policy (the "Incentive Life COLI policy") to qualified offerees. This supplement describes the material differences between the Incentive Life COLI policy and the Incentive Life Plus policy described in the prospectus. You should keep this supplement with your prospectus. We will send you another copy of the Incentive Life Plus prospectus, without charge, on written request.

Under our current rules, the Incentive Life COLI policy will be offered to corporations and partnerships that meet the following conditions at issue:

o a minimum of five policies are issued, each for a different eligible insured person;

o the persons proposed to be insured under the policies are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each of the policies must be remitted to us by the employer;

o the aggregate annualized first year planned periodic premium for all policies must be at least $150,000; and

o certain undertakings, which we may require in certain situations, have been submitted to us.

   -----------------------------------------------------------------------------
   Set forth below are modifications to the discussion in the prospectus which are appropriate with respect to the Incentive Life COLI Policy.
   -----------------------------------------------------------------------------

MINIMUM FACE AMOUNT. The minimum face amount for the Incentive Life COLI Policy is $100,000.

FACE AMOUNT INCREASES. You may not request a face amount increase after you receive your Incentive Life COLI policy.

OPTIONAL RIDER BENEFITS. The optional benefits described in the Incentive Life Plus prospectus under the heading "Other benefits you can add by rider" are not available under the Incentive Life COLI policy.

DEDUCTIONS FROM PREMIUMS. Rather than deducting the sales charge from premiums, we will deduct a sales charge from the policy's account value as part of the regular monthly deduction for each month during the policy's first ten policy years. The amount deducted each month will depend on the specifics of your policy.(1) The cumulative amount we deduct under this charge, however, will never exceed 6% of the premiums you have paid to date.

METHOD OF DEDUCTING MORTALITY AND EXPENSE RISK CHARGE. Rather than deducting this charge daily from investment performance (as we do for the Incentive Life Plus policies), we will deduct it from your policy's account value each month as part of our regular monthly deduction. The charge will be at an effective annual rate of .60% of the amount you have in the policy's investment options (not including any amounts we are holding as collateral for policy loans). We have the right, however, to increase this charge, but not to more than .90%.

CURRENT COST OF INSURANCE CHARGE RATES. Current cost of insurance rates during the first two years are generally lower than the current cost of insurance rates for the Incentive Life Plus policy. This relationship between the cost of insurance rates of the two policies is not guaranteed, however.

The reduction in the current charges that begins in the tenth policy year will grade up to an annual rate of .60% in the twenty-fifth policy year and later. This charge reduction (which, except for a difference in rate, is described in the prospectus under "Deducting policy charges--monthly cost of insurance charge") applies on a current basis and is not guaranteed.


-------------------
(1) For no policy, however, will it be higher than $0.78 per $1,000 of the policy's initial face amount or lower than $0.02 per $1,000.


ProsSupp5A(5/00)                                                           72123

----------------
       2
--------------------------------------------------------------------------------

SURRENDER CHARGES. There is no administrative surrender charge under the Incentive Life COLI policies. Subject to certain limits described below that apply during the first five years, the premium surrender charge for the Incentive Life COLI Policies will be the smaller of (a) 66% of one "target premium"(2) (or less for surrenders after the ninth year)(3) or (b) the sum of 24% of the amount of premiums you paid in your policy's first year up to one target premium and 3% of all additional premiums you pay in the first 15 years.

There is an additional limit that can reduce or eliminate the premium surrender charge if the Incentive Life COLI policy is surrendered during its first five years. The percentage reduction is as follows:


--------------------------------------
                   PERCENT OF
SURRENDER          SURRENDER
IN POLICY YEAR     CHARGES WAIVED
--------------------------------------
1                  100%
2                   80%
3                   60%
4                   40%
5                   20%
6 and later          0%
-------------------------------------

-------------------
(2) The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics. The "target premium" used in computing surrender charges may differ from target premiums used for other purposes under the policies.

(3) Beginning in your policy's tenth year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 15th year. The initial amount of the surrender charge in clause (a) will be set forth in your policy. The lowest initial amount for clause (a) for any policy would be $2.38 for each $1,000 of initial face amount and the highest initial amount for clause (a) would be $27.59 per $1,000.

-----------------------------------------------------------------------------
The following replaces the information in your prospectus under "More information about other matters--How we market the policies":
-----------------------------------------------------------------------------


HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors, Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1998 and 1999, we paid EDI fees of $35,582,313 and $46,957,345, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD).

Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed insurance agents who sell our policies are appointed as agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency that sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.

--------------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   The following replaces the information about our address and phone numbers in your prospectus under "How to reach us":
   -----------------------------------------------------------------------------


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

---------------------------------------------------------
BY MAIL:
---------------------------------------------------------
at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808
---------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
---------------------------------------------------------
at the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020
---------------------------------------------------------
BY TOLL-FREE PHONE:
---------------------------------------------------------
1-888-228-6690

---------------------------------------------------------
BY E-MAIL:
---------------------------------------------------------
life-service@equitable.com

---------------------------------------------------------
BY FAX:
---------------------------------------------------------
1-212-641-7075

---------------------------------------------------------
BY INTERNET:
---------------------------------------------------------
Our Web site (www.equitable.com) can also provide you
information. You can also access your policy information
through our Web site by enrolling in EQAccess.
---------------------------------------------------------


The rest of the information under "How to reach us" remains unchanged.

--------------------------------------------------------------------------------
The following replaces the phone numbers in your prospectus under
"Transferring your money among our investment options--Telephone transfers"
and "More information about other matters--Telephone requests":
--------------------------------------------------------------------------------

TELEPHONE TRANSFERS

The phone number that is available if you are both the policy's insured person and its owner is 1-888-228-6690 (toll free) from a touch-tone phone.

All the other information in these sections of the prospectus remains unchanged.

                                     Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.


The Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 151 pages.

The Incentive Life Prospectus (core version--wholesale channel) dated May 1, 2000, consisting of 123 pages.

The Incentive Life Prospectus (Merrill Lynch/First Union version--wholesale channel) dated May 1, 2000, consisting of 135 pages.

The Incentive Life Plus Prospectus (retail channel) dated May 1, 2000, consisting of 153 pages.

Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Plus Prospectuses, consisting of 113 pages.

Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Prospectuses, consisting of 113 pages.

Supplement (in-force; wholesale channel) dated May 1, 2000, relating to Incentive Life and Incentive Life Plus Prospectuses, consisting of 85 pages.

Supplement (wholesale channel) dated May 1, 2000 to Incentive Life Plus Prospectus dated October 18, 1999, consisting of 85 pages.

Supplement (Incentive Life COLI--retail channel) dated May 1, 2000, consisting of 2 pages.

Supplement (Accounting Benefit Rider) dated May 1, 2000, consisting of 1 page.

Supplement (for use in New York; wholesale channel) dated May 1, 2000, to the Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 2 pages.

Supplement (Incentive Life COLI--wholesale channel) dated May 1, 2000, consisting of 2 pages.



Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Robin M. Wagner, Vice President and Counsel of Equitable Life. (See exhibit 2(a)(vi)).



Independent Public Accountants (See exhibit 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:

        1-A(1)(a)(i)            Certified resolution re Authority to Market
                                Variable Life Insurance and Establish Separate
                                Accounts, previously filed with this
                                Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(2)                  Inapplicable.

        1-A(3)(a)               See Exhibit 1-A(8).

        1-A(3)(b)               Broker-Dealer and General Agent Sales Agreement, previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(3)(c)               See Exhibit 1-A(8)(i).

        1-A(4)                  Inapplicable.

+       1-A(5)(a)(i)            Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(a)(ii)           Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iii)          Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iv)           Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(a)(v)            Flexible Premium Variable Life Insurance Policy
                                (85-300) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

        1-A(5)(a)(vi)           Flexible Premium Variable Life Insurance Policy (99-300), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(b)               Name Change Endorsement (S.97-1), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(c)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(d)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(e)               Substitution of Insured Rider (R94-212) (Equitable Variable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(f)               Substitution of Insured Rider (R94-212) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(g)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

+       1-A(5)(h)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(i)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(j)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(k)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(l)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.


-----------------------
+State variations not included

        +                       1-A(5)(m) Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

        +                       1-A(5)(n) Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(o)               Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(p)               Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(q)               Designated Insured Option Rider (R91-107) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(r)               Designated Insured Option Rider (R91-107) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(s)               Accounting Benefit Rider (S.94-118) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(t)               Accounting Benefit Rider (S.94-118) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(u)               Limitation on Amount of Insurance Rider (R85-406) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(v)               Exchange Privilege Rider (R85-405) (for use with Policy 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(w)               Disability Rider - Waiver of Monthly Deductions (R85-408) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(x)               Pro Rata Surrender Charge Endorsement (S.87-289) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(y)               Asset Allocation Endorsement (S.89-301) (for use with Policy 85-300) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(5)(z)               Investment Options Rider and Guaranteed Interest Division Transfer Rider
                                (R.89-303)(for use with Policy No. 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(z)(ii)           Face Amount Increase Endorsement (S.99-30), previously filed with this Registration
                                Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iii)          Table of Guaranteed Payments Endorsement (S.99-33), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iv)           Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(v)            Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(6)(a)               Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(6)(b)               By-Laws of Equitable, as amended November 21, 1996, previously filed with this
                                Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(7)                  Inapplicable.

-----------------------
+State variations not included


        1-A(8)                  Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA
                                Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.


        1-A(8)(i)               Schedule of Commissions, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(9)(a)               Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                                September 19, 1996, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.


        1-A(9)(b)               Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
                                Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos.
                                333-17217 and 811-07953).


        1-A(10)(a)              Application EV4-200Y (Equitable Variable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

        1-A(10)(b)              Application EV4-200Y (Equitable), previously filed with this Registration Statement
                                File No. 333-17663 on December 11, 1996.

        2(a)(i)                 Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(a)(ii)                Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        2(a)(iii)               Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663, filed April 30, 1999.

        2(a)(iv)                Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                July 26, 1999.


        2(a)(v)                 Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                August 30, 1999.

        2(a)(vi)                Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable.


        2(b)(i)                 Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(ii)                Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable relating to
                                Exhibit 2(b)(i), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(b)(iii)               Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(iv)                Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on April 30,
                                1997.

        2(b)(v)                 Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on May 1, 1998.

        2(b)(vi)                Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

        3                       Inapplicable.

        4                       Inapplicable.


        6                       Consent of Independent Public Accountants.

        7(a)                    Powers-of-Attorney.


                                      II-4

        8                       Description of Equitable's Issuance,
                                Transfer and Redemption Procedures for Flexible
                                Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii)
                                under the Investment Company Act of 1940, previously
                                filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

        9(a)                    Illustration of Policy Benefits - Incentive Life, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.

        9(b)                    Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 28th day of April, 2000.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

 [SEAL]                              By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             April 28, 2000

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 28th day of April, 2000.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Mildred M. Oliver
                                                --------------------------------
                                                     (Mildred M. Oliver)
                                                      Vice President


      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

 *Alvin H. Fenichel                 Senior Vice President and Controller




*DIRECTORS:



Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams



*By:  /s/ Mildred M. Oliver
     -----------------------
         (Mildred M. Oliver)
          Attorney-in-Fact
          April 28, 2000

                                  EXHIBIT INDEX


EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------


2(a)(vi)        Opinion and Consent of Counsel                   EX-99.29vi

6               Consent of Independent Public Accountants.       EX-99.6



7(a)            Powers of Attorney                               EX-99.7a